Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on April 21, 2016
Commission File Nos. 333-118368
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 38	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 552	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 25, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 25, 2016 . This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 25, 2016 that is available upon request without charge. To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 336. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL/American Funds Global Bond Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Oppenheimer Global Growth Fund
JNL/American Funds Growth-Income Fund	JNL/PIMCO Real Return Fund
JNL/American Funds International Fund	JNL/PIMCO Total Return Bond Fund
JNL/American Funds New World Fund	JNL/PPM America Floating Rate Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Mid Cap Value Fund
JNL Institutional Alt 20 Fund	JNL/PPM America Small Cap Value Fund
JNL Institutional Alt 35 Fund	JNL/PPM America Total Return Fund
JNL Institutional Alt 50 Fund	JNL/PPM America Value Equity Fund
JNL Alt 65 Fund*	JNL/Red Rocks Listed Private Equity Fund*
JNL/American Funds Balanced Allocation Fund	JNL/T. Rowe Price Established Growth Fund
JNL/American Funds Growth Allocation Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/AQR Managed Futures Strategy Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Value Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/WMC Balanced Fund
JNL/BlackRock Natural Resources Fund	JNL/WMC Money Market Fund
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/WMC Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/S&P Competitive Advantage Fund
JNL/Crescent High Income Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Causeway International Value Select Fund	JNL/S&P Intrinsic Value Fund
JNL/DFA U.S. Core Equity Fund	JNL/S&P Total Yield Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund (formerly,	JNL/S&P Mid 3 Fund
JNL/Ivy Asset Strategy Fund)	JNL/S&P 4 Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/S&P Managed Conservative Fund
JNL/Franklin Templeton Global Growth Fund	JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Income Fund	JNL/S&P Managed Growth Fund
JNL/Franklin Templeton International Small Cap	JNL/S&P Managed Aggressive Growth Fund
Growth Fund	JNL Disciplined Moderate Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL Disciplined Moderate Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL Disciplined Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund*
JNL/Goldman Sachs Mid Cap Value Fund	JNL Variable Fund LLC
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco China-India Fund (formerly, JNL/Eastspring	JNL/Mellon Capital DowSM Index Fund
Investments China-India Fund)	JNL/Mellon Capital Global 30 Fund
JNL/Invesco Global Real Estate Fund	JNL/Mellon Capital Nasdaq® 100 Fund (formerly,
JNL/Invesco International Growth Fund	JNL/Mellon Capital Nasdaq® 25 Fund)
JNL/Invesco Mid Cap Value Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/Invesco Small Cap Growth Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Mellon Capital JNL 5 Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Mellon Capital Communications Sector Fund*
JNL/Lazard Emerging Markets Fund*	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Technology Sector Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund	Jackson Variable Series Trust
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Total Return Fund
JNL/Mellon Capital International Index Fund	JNL/PIMCO Credit Income Fund
JNL/Mellon Capital Bond Index Fund

* Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) ; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital

Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 22 for more information.

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker . The summary prospectuses for the Funds are attached to this prospectus.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 25, 2016:

Previously Offered Funds	Currently Offered Funds
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
JNL/PPM America Total Return Fund (JNL Investors Series Trust)	JNL/PPM America Total Return Fund (JNL Series Trust)

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 25, 2016 , the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	48
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	49
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	50
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	51
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	52
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	53
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	53
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	54
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	55
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	56
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	57
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	58
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	59
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	60
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	61
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	62
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	63
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	64
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	66
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	67
Death Benefit Charges	68
Commutation Fee	71
Other Expenses	71
Premium Taxes	71
Income Taxes	71
DISTRIBUTION OF CONTRACTS	72
PURCHASES	74
Minimum Initial Premium	74
Minimum Additional Premiums	74
Maximum Premiums	74
Allocations of Premium	74

Optional Contract Enhancements	75
Accumulation Units	76
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	76
Restrictions on Transfers: Market Timing	76
TELEPHONE AND INTERNET TRANSACTIONS	77
The Basics	77
What You Can Do and How	78
What You Can Do and When	78
How to Cancel a Transaction	78
Our Procedures	78
ACCESS TO YOUR MONEY	78
Guaranteed Minimum Withdrawal Benefit Considerations	79
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	80
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	81
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	84
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	90
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	94
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	98
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	100
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	105
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	112
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	118
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	124
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	131
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	137
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	145
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	155
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	165
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	173
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	182
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	193
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	205
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	217

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	230
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	240
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	252
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	265
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	271
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	277
LifeGuard Freedom Flex GMWB	279
LifeGuard Freedom Flex with Joint Option GMWB	289
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	300
Systematic Withdrawal Program	306
Suspension of Withdrawals or Transfers	307
INCOME PAYMENTS (THE INCOME PHASE)	307
Variable Income Payments	307
Income Options	308
FutureGuard Guaranteed Minimum Income Benefit	308
FutureGuard 6 Guaranteed Minimum Income Benefit	311
DEATH BENEFIT	313
Basic Death Benefit	314
Earnings Protection Benefit (“EarningsMax”)	314
Optional Death Benefits	315
5% Roll-up Death Benefit	315
6% Roll-up Death Benefit	316
Highest Quarterly Anniversary Value Death Benefit	317
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	318
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	320
LifeGuard Freedom DB	321
LifeGuard Freedom 6 DB	322
LifeGuard Freedom Flex DB	324
Payout Options	329
Pre-Selected Payout Options	329
Special Spousal Continuation Option	329
Death of Owner On or After the Income Date	330
Death of Annuitant	330
TAXES	330
Contract Owner Taxation	330
Tax-Qualified and Non-Qualified Contracts	330
Non-Qualified Contracts – General Taxation	331
Non-Qualified Contracts – Aggregation of Contracts	331

Non-Qualified Contracts – Withdrawals and Income Payments	331
Non-Qualified Contracts – Required Distributions	331
Tax-Qualified Contracts – Withdrawals and Income Payments	332
Withdrawals – Tax-Sheltered Annuities	332
Withdrawals – Roth IRAs	332
Constructive Withdrawals – Investment Adviser Fees	332
Extension of Latest Income Date	332
Death Benefits	332
Assignment	332
Diversification	333
Owner Control	333
Withholding	333
Jackson Taxation	333
OTHER INFORMATION	334
Dollar Cost Averaging	334
Earnings Sweep	334
Rebalancing	334
Free Look	334
Advertising	334
Restrictions Under the Texas Optional Retirement Program (ORP)	335
Modification of Your Contract	335
Confirmation of Transactions	335
Legal Proceedings	335
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	336
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Financial Institution Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, Jackson Select, Jackson Select With Joint Option and Jackson Select Protector GMWB)	E-1
APPENDIX F (Transfer of Assets Methodology)	F-1
APPENDIX G (GMWB Prospectus Examples for LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net With Joint Option GMWB, and MarketGuard Stretch GMWB)	G-1
APPENDIX H (FutureGuard 6 GMIB Prospectus Examples)	H-1
APPENDIX I (Historical Charges for Guaranteed Minimum Withdrawal Benefits (GMWBS))	I-1
APPENDIX J (Accumulation Unit Values)	J-1

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.
Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.
Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.
Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.
Business Day – each day that the New York Stock Exchange is open for business.
Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.
If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2017 and a Premium payment is received on February 28, 2017 then, although the first Contract Anniversary is January 15, 2018, Completed Year 0-1 for that Premium payment would begin on February 28, 2017 and end on February 27, 2018. Completed Year 1-2 for that Premium payment would begin on February 28, 2018.
Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.
Contract Anniversary – each one-year anniversary of the Contract's Issue Date.
Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first five Contract Years during which we receive a Premium payment. The Contract Enhancement endorsement available is the 2% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment.
Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.
Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.
Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.
Contract Value – the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.
Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.
For example, if the Issue Date is January 15, 2017, then the end of Contract Year 0-1 would be January 14, 2018, and January 15, 2018, which is the first Contract Anniversary, begins Contract Year 1-2.
Earnings Protection Benefit – an optional benefit available at issue that may increase the amount of the death benefit payable at death.
Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.
Fixed Account Contract Value – the sum of the allocations to the Contract's Fixed Account.
Fund – a registered management investment company in which an Investment Division of the Separate Account invests.
General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.
Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.
Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB and Jackson Select Protector GMWB contain a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GLOSSARY
Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account Contract Value – the sum of the allocations to the Contract's GMWB Fixed Account.
Income Date – the date on which you begin receiving annuity payments.
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.
Issue Date – the date your Contract is issued.
Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.
Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.
Remaining Premium – the total Premium paid reduced by withdrawals of Premium.
Required Minimum Distributions (RMDs) – For certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.
Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.
Separate Account Contract Value – the sum of the allocations between the Contract's Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. Allocations to the Fixed Account may remain for six months, and we require equal monthly transfers to the Investment Divisions during that time. In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 21. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 22.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 330.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “FREE LOOK” beginning on page 334.

Purchases	There are minimum and maximum Premium requirements. For more information, please see “PURCHASES” beginning on page 74.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, sometimes subject to a charge, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 78.

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 307.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see “DEATH BENEFIT” beginning on page 313.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 71, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 307.

Owner Transaction Expenses

Front End Sales Load	None

Maximum Contract Enhancement Recapture Charge [1]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	2%

Maximum Premium Taxes [2]
Percentage of each Premium	3.5%

Transfer Charge [3]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 39.

[2]	Premium taxes generally range from 0 to 3.5% and vary by state.

[3]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses
Base Contract

Annual Contract Maintenance Charge [5]	$50

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge[6]	1.60%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract	1.75%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units. You may select one from each grouping below[7]:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) [8]	0.45%

2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [9]	0.395%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units) or on a benefit base and are indicated as such. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below[7]:

Average Daily Contract Value in the Investment Divisions Based Charges
4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) [10]	0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) [11]	0.40%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) [12]	0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) [13]	0.60%

Benefit Based Charges
5% Roll-up Death Benefit Maximum Annual Charge [14]	1.20%
6% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012)[15]	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge [16]	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge [17]	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012)[18]	1.80%
LifeGuard Freedom DB® Maximum Annual Charge (no longer offered as of September 28, 2009) [19]	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) [20]	0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) [21]	0.72%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[7]:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”)(no longer offered as of December 3, 2007) [22]	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) [23]	0.87%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) [24]	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) [25]	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”, formerly “AutoGuard®”) [26]	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) [27]	2.04%

5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) [28]	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector®”) [29]	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”, formerly “LifeGuard Protector Advantage®”) [30]	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus®”) [31]	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) [32]	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus® with Joint Option”) [33]	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) [34]	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) [35]	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”) [36]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB With Joint Option”) [37]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”) [38]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) [39]	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) [40]	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010) (“LifeGuard SelectSM With Joint Option”) [41]	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM”) (no longer offered as of May 1, 2011) [42]	2.04%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM With Joint Option”) (no longer offered as of May 1, 2011) [43]	2.64%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector® GMWB”) (no longer offered as of April 29, 2013) [44]	2.34%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) [45]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) [46]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) [47]	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®") [48]	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) [49]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) [50]	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”) [51]	2.22%

[5]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]	This charge is 1.50% on Contracts purchased before August 29, 2011.

[7]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

[8]	The current charge is 0.30%.

[9]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 39.

[10]	The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[11]	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[12]	The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[13]	The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[14]	The current annual charge is 0.60% of the GMDB Benefit Base (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).

For Contracts purchased before October 6, 2008, the charge is 0.45%, on an annual basis, of the average daily Contract Value in the Investment Divisions.

For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 68. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 315.

[15]	The current annual charge is 0.80% of the GMDB Benefit Base (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 68. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 316.

[16]	The current annual charge is 0.30% of the GMDB Benefit Base (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Highest Quarterly Anniversary Value Death Benefit" under “Optional Death Benefits”, beginning on page 317.

[17]	The current annual charge is 0.70% of the GMDB Benefit Base (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 318.

[18]	The current annual charge is 0.90% of the GMDB Benefit Base (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 320.

[19]	The current and maximum annual charge for the LifeGuard Freedom DB is 0.60% of the GMWB Death Benefit (0.15% each Contract Quarter).

For more information about the charge for the LifeGuard Freedom DB, please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 69. For more information about how this optional death benefit endorsement works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 321.

[20]	The current and maximum annual charge is 0.60% of the GMWB Death Benefit (0.15% each Contract Quarter).

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 70. For more information about how the LifeGuard Freedom 6 DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 322.

[21]
The current and maximum annual charge for the LifeGuard Freedom Flex DB is 0.70% of the GMWB Death Benefit (0.175% each Contract Quarter). However, for Contracts purchased in Washington State, the current and maximum annual charge is 0.72% of the GMWB Death Benefit (0.06% each Contract Month, as used in the table).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 70. For more information about how the LifeGuard Freedom Flex DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 324.

[22]	For Contracts with this GMIB purchased on or after January 10, 2005 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.15% each calendar quarter).

However, for Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.05% each Contract Month).

For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 41. For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 308.

[23]
The current and maximum annual charge is 0.85% of the GMIB Benefit Base (0.2125% each calendar quarter). However, for Contracts purchased in Washington State, the current and maximum charge is 0.87% of the GMIB Benefit Base (0.0725% each Contract Month, as used in the table).

For Contracts purchased before October 6, 2008, the charge is 0.80% of the GMIB Benefit Base annually (0.20% each calendar quarter). And for Contracts purchased in Washington State before October 6, 2008, you pay 0.84% of the GMIB Benefit Base annually (0.07% each Contract Month).

For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 41 For information about how this endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 311.

[24]	0.75% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month.

The tables below have the maximum and current charges.

7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006
Maximum Annual Charge	0.75%		0.70%
Current Annual Charge	0.40%	(WA Only) 0.42%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 42. For more information about how the endorsement works, including how the GWB is calculated, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 81.

[25]
1.20% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
For endorsements purchased before May 1, 2010	0.80%	0.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Charge” beginning on page 43. For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 84.

[26]
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, the maximum annual charge is 1.74% of the GWB, which charge is payable each Contract Month. The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 43. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90.

[27]
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, the maximum annual charge is 2.04% of the GWB, which charge is payable each Contract Month. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 44. For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 94.

[28]
The charge is quarterly, currently 0.20% annually (0.05% quarterly) of the GWB, subject to a maximum annual charge of 0.50%. However, for Contracts purchased in Washington State, the charge is monthly, currently 0.21% annually (0.0175% quarterly) of the GWB, subject to a maximum charge of 0.51% as used in the Table.

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up Charge” beginning on page 45 For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 98.

[29]
1.45% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchase in Washington State, 1.47% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 46. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Annual Step-Up” beginning on page 100.

[30]
1.50% is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 47. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 105.

[31]
1.45% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.47% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 112.

[32]
1.60% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.62% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 118.

[33]
1.70% of the GWB is the maximum annual charge ,which charge is payable quarterly. However, for Contracts purchase in Washington State, 1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 124.

[34]
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 50. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up” beginning on page 131.

[35]
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 137.

[36]
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 52. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up" beginning on page 145.

[37]
1.85% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 53. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 155.

[38]
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 53. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 165.

[39]
1.85% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 54. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 173.

[40]
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	1.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 55. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 182.

[41]
1.85% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 56. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 193.

[42]
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.04% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before October 11, 2010	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 57. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 205.

[43]
2.60% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.64% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements purchased before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 58. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 217.

[44]
2.30% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.34% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up and Transfer of Assets Charge” beginning on page 59. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up and Transfer of Assets” beginning on page 230.

[45]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 60. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 240.

[46]
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” beginning on page 61. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 252.

[47]
1.30% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 1.32% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006				Before January 17, 2006 *
Annual Charge	Maximum		Current		Maximum	Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%	1.30%	0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%	0.60%	0.50%
75 – 80	0.50%	0.51%	0.40%	0.42%	0.50%	0.40%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 62. For more information about how the endorsement works, including how the GWB is calculated, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 265.

[48]
0.85% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 0.87% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006				Before January 17, 2006 *
Annual Charge	Maximum		Current		Maximum	Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%	0.85%	0.65%
55 – 59	0.65%	0.66%	0.50%	0.51%	0.65%	0.50%
60 – 64	0.50%	0.51%	0.35%	0.36%	0.50%	0.35%
65 – 69	0.35%	0.36%	0.25%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.30%	0.20%	0.21%	0.30%	0.20%
75 – 80	0.20%	0.21%	0.15%	0.15%	0.20%	0.15%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 63. For more information about how the endorsement works, including how the GWB is calculated, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 271.

[49]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 64. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 279.

[50]
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month.     For more

information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” beginning on page 66. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 289.

[51]
2.20% of the GMWB Charge Base is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 67. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 300.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, service 12b-1 fees and other expenses.)

Minimum: 0.56%

Maximum: 2.19%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth	1.08% A	0.20% A	0.16% A, G	0.00%	1.44% A	(0.43%) B	1.01% A,B,I
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A, G	0.00%	1.62% A	(0.50%) B	1.12% A,B,I
JNL/American Funds Global Small Capitalization	1.44% A	0.20% A	0.19% A, G	0.00%	1.83% A	(0.55%) B	1.28% A,B,I
JNL/American Funds Growth-Income	0.94% A	0.20% A	0.17% A, G	0.00%	1.31% A	(0.35%) B	0.96% A,B,I
JNL/American Funds International	1.35% A	0.20% A	0.19% A, G	0.00%	1.74% A	(0.55%) B	1.19% A,B,I
JNL/American Funds New World	1.77% A	0.20% A	0.22% A, G	0.00%	2.19% A	(0.75%) B	1.44% A,B,I
JNL/Capital Guardian Global Balanced	0.65%	0.20%	0.16% G	0.01%	1.02%	(0.00%)R	1.02%R
JNL/DFA U.S. Core Equity	0.58%	0.20%	0.10% F	0.00%	0.88%	(0.08%) C	0.80% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/Franklin Templeton Global Multisector Bond	0.72%	0.20%	0.16% G	0.02%	1.10%	(0.02%) C	1.08% C
JNL/FPA + DoubleLine® Flexible Allocation	0.83%	0.20%	0.15%G	0.01%	1.19%	(0.01%)C	1.18%C,I
JNL/Goldman Sachs Emerging Markets Debt	0.72%	0.2%	0.15% G	0.00%	1.07%	(0.01%) C	1.06% C
JNL/Goldman Sachs Mid Cap Value	0.70%	0.20%	0.10% F	0.01%	1.01%	(0.01%) C	1.00% C
JNL/Goldman Sachs Core Plus Bond	0.57%	0.20%	0.10% F	0.01%	0.88%	(0.01%)C	0.87%C,I
JNL/Invesco China-India	0.90%	0.20%	0.16% G	0.00%	1.26%Q,I	(0.00%)Q	1.26%I,Q
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%P	(0.00%)P	1.05%P
JNL/Invesco Small Cap Growth	0.81%	0.20%	0.11% F	0.01%	1.13%	(0.02%) C,P	1.11% C,P
JNL/Invesco International Growth	0.62%	0.20%	0.15% G	0.01%	0.98%	(0.00%) M	0.98% M
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.10% F	0.01%	0.99%	(0.00%)P	0.99%P
JNL/Lazard Emerging Markets	0.87%	0.20%	0.16% G	0.00%	1.23%	(0.00%) J	1.23% J
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.17% G	0.00%	0.75%	(0.00%) K	0.75% K
JNL/Mellon Capital S&P 500 Index	0.23%	0.20%	0.13% F	0.00%	0.56%	(0.01%) C	0.55% C
JNL/Morgan Stanley Mid Cap Growth	0.75%	0.20%	0.15% G	0.01%	1.11%	(0.03%)C	1.08%C,I
JNL/Oppenheimer Global Growth	0.62%	0.20%	0.15% G	0.00%	0.97%	(0.01%)C	0.96%C,I
JNL/PIMCO Real Return	0.49%	0.20%	0.25% F	0.00%	0.94%	(0.00%) N	0.94% N
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.11% F	0.00%	0.81%	(0.00%) O	0.81% O
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%	(0.00%) L	1.06% L
JNL/PPM America Small Cap Value	0.75%	0.20%	0.10% F	0.00%	1.05%	(0.00%) L	1.05% L
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	(0.00%) C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.31%) D	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.11%	0.00%	0.06% E	0.98%	1.15%
JNL Institutional Alt 35	0.11%	0.00%	0.05% E	1.07%	1.23%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.18%	1.34%
JNL Alt 65	0.14%	0.00%	0.05% E	1.30%	1.49%
JNL Multi-Manager Small Cap Growth	0.67%	0.20%	0.11% F	0.01%	0.99%
JNL Multi-Manager Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/American Funds Balanced Allocation	0.30%	0.20%	0.15% G	0.47%	1.12%
JNL/American Funds Growth Allocation	0.30%	0.20%	0.15% G	0.50%	1.15%
JNL/AQR Managed Futures Strategy	0.94%	0.20%	0.15% G	0.12%	1.41%I
JNL/BlackRock Natural Resources	0.63%	0.20%	0.16% G	0.01%	1.00%
JNL/BlackRock Global Allocation	0.71%	0.20%	0.16% G	0.00%	1.07%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/BlackRock Large Cap Select Growth	0.60%	0.20%	0.10% F	0.00%	0.90%
JNL/Brookfield Global Infrastructure and MLP	0.79%	0.20%	0.16% G	0.00%	1.15%
JNL/Causeway International Value Select	0.64%	0.20%	0.16% G	0.01%	1.01%
JNL/Crescent High Income	0.65%	0.20%	0.15% G	0.00%	1.00%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	0.99%	1.04%
JNL/Franklin Templeton Global Growth	0.65%	0.20%	0.15% G	0.01%	1.01%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.15% G	0.01%	1.31%
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.10% F	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.79%	0.20%	1.07% G	0.00%	2.06%
JNL/JPMorgan MidCap Growth	0.63%	0.20%	0.10% F	0.01%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.11% F	0.01%	0.70%
JNL/Mellon Capital European 30	0.29%	0.20%	0.15% G	0.00%	0.64%I
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.15% G	0.00%	0.66%I
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.11% F	0.00%	0.56%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.11% F	0.01%	0.59%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Neuberger Berman Strategic Income	0.58%	0.20%	0.16% G	0.05%	0.99%
JNL/PPM America Floating Rate Income	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Total Return	0.49%	0.20%	0.10% F	0.01%	0.80%
JNL/PPM America Value Equity	0.55%	0.20%	0.11% F	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.95%	2.12%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.10% F	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.10% F	0.01%	0.74%
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.10%	0.00%	0.05% E	0.89%	1.04%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.90%	1.04%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.92%	1.06%
JNL/S&P Managed Growth	0.08%	0.00%	0.06% E	0.94%	1.08%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.95%	1.10%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.77%	0.92%
JNL Disciplined Moderate Growth	0.10%	0.00%	0.05% E	0.74%	0.89%
JNL Disciplined Growth	0.11%	0.00%	0.06% E	0.72%	0.89%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Total Yield	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.66%	0.71%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Global 30	0.29%	0.20%	0.16% G	0.00%	0.65%I
JNL/Mellon Capital Nasdaq® 100	0.28%	0.20%	0.20% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.29%	0.20%	0.18% G	0.00%	0.67%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
Jackson Variable Series Trust
JNL/DoubleLine® Total Return	0.48%	0.20%	0.17% G	0.01%	0.86% I
JNL/PIMCO Credit Income	0.40%	0.20%	0.18% G	0.00%	0.78% I

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.40%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.69%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.73%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.79%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
I     Expense Information has been restated to reflect current fees.

J	JNAM will voluntarily waive 0.10% on the first $100 million of the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

K	JNAM will voluntarily waive 0.05% on the fund's assets greater than $750 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

L	JNAM will voluntarily waive 0.10% on the fund’s assets greater than $150 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

M
JNAM will voluntarily waive 0.05% on the first $50 million of the Fund’s assets and 0.02% on assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

N	JNAM will voluntarily waive 0.01% on the fund's assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

O	JNAM will voluntarily waive 0.02% on the fund's assets greater than $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

P	JNAM will voluntarily waive 0.05% on the first $50 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Q	JNAM will voluntarily waive 0.05% on the first $500 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

R	JNAM will voluntarily waive 0.025% on the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the examples. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,183	$2,926	$4,489	$7,758

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,183	$2,926	$4,489	$7,758

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$983	$2,801	$4,439	$7,758

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix J. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the Contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted. Your Contract Value may be allocated to our Fixed Account, our GMWB Fixed Account or to the Investment Divisions.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible Premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Transfers out of the Fixed Account and the GMWB Fixed Account are subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

The Fixed Account offers a base interest rate that we established and will credit to the amounts allocated to the Fixed Account for a six-month period.

The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Subject to these minimum requirements, we may declare different base interest rates at different times.

We require that Premium allocated to the Fixed Account (including any Contract Enhancement) be automatically transferred, on a monthly basis in equal installments, to your choice of Investment Divisions within six months of the allocation, so that at the end of the period, all amounts in the Fixed Account will have been transferred out. The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate. Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance. Automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account. The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB. If you elect (or previously elected) to purchase one of these five GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. Although these transfers may automatically be made from time to time between your Contract Value and the GMWB Fixed Account, y ou may not allocate additional monies to , or make transfers to or from, the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 182. For More detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 193. For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 205. For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 217. For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 230.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account and the GMWB Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate

JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015); and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available investment option. If you have a Select Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for your Premium payments, described above. Therefore, when you change your allocation instructions for future Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® ( “Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc., LMCG Investments, LLC, and RS Investment Management Co. LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by unaffiliated investment managers.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Alt 65 Fund (Please Note: The Investment Division investing in the JNL Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/BlackRock Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)
Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities. The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The range by which the Fund’s percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the sub-adviser determines to be appropriate.

JNL/FPA + DoubleLine ® Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund)
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Growth Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index. The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities and equity related and/or derivative instruments that aim to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index. In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the sub-adviser believes are more likely to outperform the index, and will take short positions in securities the sub-adviser believes will underperform the index.

JNL/Invesco China-India Fund (formerly, JNL/Eastspring Investments China-India Fund)
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)
Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed-income investments may be used for the purpose of satisfying the 80% minimum investment requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note: The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies. The sub-adviser seeks investments in companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations. In selecting companies, Standard & Poor’s Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC. The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500, with approximately equal exposure to each sector.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the sub-adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, t he Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Variable Fund LLC

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.

JNL/Mellon Capital Global 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.

JNL/Mellon Capital Nasdaq ® 100 Fund (formerly, JNL/Mellon Capital Nasdaq ® 25 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the stocks of companies in the Nasdaq-100 Index ® that are expected to have a potential for capital appreciation. The Fund selects a portfolio of stocks of companies selected from stocks included in the Index. The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation by investing approximately equal amounts in the stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock s of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the stocks of companies that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note: The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

Jackson Variable Series Trust

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for Mortality and Expense Risk Charges. On an annual basis, this charge equals 1.60% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts purchased before August 29, 2011, the Mortality and Expense Risk Charge is 1.50%. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on the currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option (please see Special Spousal Continuation Option on page 329), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years. This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. This charge will also be assessed against any amounts allocated to the Fixed Account and the GMWB Fixed Account by reducing the base interest rate by the applicable charge percentage, but never below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 21.)

Due to the Contract Enhancement charges listed above, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select the optional 2% Contract Enhancement and make a partial or total withdrawal from your Contract in the first five Contract Years after a Premium is received, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal;

•	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if the optional Contract Enhancement is selected)
2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010
Contract Enhancement Recapture Charge (as a percentage of the corresponding first year Premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
Recapture Charge	2%	2%	1.25%	1.25%	0.5%	0
* For Contracts purchased before May 1, 2010, Premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those Premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn or to the corresponding Premium reflected in the amount applied to income payments. (Please see the examples in Appendix B). The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment. Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits; or

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 10, 2005 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 308. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts with this GMIB purchased on or after October 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually). For Contracts purchased in Washington State on or after October 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually). For Contracts with this GMIB purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased in Washington State before October 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 311. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 81. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.40%	(WA Only) 0.42%

You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added before October 4, 2004, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 81.

Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 84.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
For endorsements purchased before May 1, 2010	0.80%	0.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 84. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5)” beginning on page 90. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 94.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 94. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without step-up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 98.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 98. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 100. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination”

under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 104. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 100. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 105. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 110. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 105. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” below beginning on page 112. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 116. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 112. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 118. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 123. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 118. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up” beginning on page 124. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 124. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 129. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 124. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 131.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 136. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 131. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 137.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter. For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 144. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.

Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 137. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 145.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 152. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 145. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only. If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit. Please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 69 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 155.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 162. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 155. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 165.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 171. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 165. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only. If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit. Please see “LifeGuard Freedom 6 DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 70 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 173.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the

Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 180. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 173. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 182.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	0.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 188.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 191. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 182. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 193.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 200.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 203. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 193. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 205.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements issued before October 11, 2010	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 213.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 215. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this GMWB was issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 205. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 217.

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements issued before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 225.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 228. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this GMWB was issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 217. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 230.

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 236.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 239. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 230. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 240.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix I for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 249. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 240. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 252.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix I for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 262. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 252. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 265. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%
75 – 80	0.50%	0.51%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 269. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 265. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 271. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%
55 – 59	0.65%	0.66%	0.50%	0.51%
60 – 64	0.50%	0.51%	0.35%	0.36%
65 – 69	0.35%	0.36%	0.25%	0.27%
70 – 74	0.30%	0.30%	0.20%	0.21%
75 – 80	0.20%	0.21%	0.15%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 271. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 279.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix I for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 287. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 279. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit. Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 70 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 289.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix I for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 298. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 289 . Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 300.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 300. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

For Contracts issued on or after October 6, 2008:

If you select the 5% Roll-up Death Benefit, you will pay 0.60% of the GMDB Benefit Base for this benefit annually (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% (0.30% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 315.

If you select the 6% Roll-up Death Benefit, you will pay 0.80% of the GMDB Benefit Base for this benefit annually (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% (0.40% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 316. PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE 6% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.30% of the GMDB Benefit Base for this benefit annually (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% (0.15% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 317.

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.70% of the GMDB Benefit Base for this benefit annually (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% (0.35% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 318.

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.90% of the GMDB Benefit Base for this benefit annually (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% (0.45% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 320. PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT

If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.60% of the GMWB Death Benefit annually (0.15% each Contract Quarter). The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 321. For more information about the charges for LifeGuard Freedom GMWB, please see page 52, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 145.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom 6 DB, you will pay 0.60% of the GMWB Death Benefit annually (0.15% each Contract Quarter). The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 322. For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 53, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 165.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB, you will pay 0.70% of the GMWB Death Benefit annually (0.175% each Contract Quarter). For Contracts purchased in Washington State, the current and maximum charge for LifeGuard Freedom Flex DB is 0.72% of the GMWB Death Benefit annually (0.06% each Contract Month). The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for the LifeGuard Freedom Flex GMWB without the Optional Income Upgrade, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter, is 0.95% (for endorsements issued before April 29, 2013) annually. For Contracts purchased in Washington State, the charge for LifeGuard Freedom Flex GMWB without the Optional Income Upgrade is 0.96% (for endorsements issued before April 29, 2013) of the GWB annually (0.08% each Contract Month (for endorsements issued before April 29, 2013)). For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 324. For more information about the charges for LifeGuard Freedom Flex GMWB (with and without the Optional Income Upgrade), please see page 70, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 279.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. The charge is deducted from the Investment Divisions by the redemption of

Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

For Contracts issued before October 6, 2008:

If you selected the 5% Roll-up Death Benefit, you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the 4% Roll-up Death Benefit, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Highest Anniversary Value Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 5% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds . For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 15.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the Financial Institution waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Under certain circumstances, the Distributor and/or Jackson may pay Financial Institutions bonuses, overrides, and marketing allowances, in addition to commissions. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct. While such compensation may be significant, it will not result in any additional direct charge by us to you.

The two primary forms of such compensation paid by the Distributor and/or Jackson are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management, and sales volume. Overrides are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation and are intended to provide us with exposure to registered representatives so that we may educate them about product features and benefits. Marketing support payments generally allow us to, among other things, participate in sales conferences (for example, national, regional, and top producer meetings hosted by a Financial Institution). Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. Payments to these firms ranged from approximately $750 thousand to approximately $24 million.

Cetera Advisor Networks, LLC
Commonwealth Financial Network
ING/Voya Financial Advisors, LLC
INVEST Financial Corporation*
Investment Centers of America, Inc.*
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

*Jackson affiliate.
Please see Appendix C for a complete list of Financial Institutions that received amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.
The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. The compensation related to the Other Contracts consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$25,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$2,000 for a qualified plan

•	$5,000 for a non-qualified plan

•	You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB or any GMWB. The payment and timing of subsequent Premium payments may also affect the value of the Contract Enhancements. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Please note that on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which a GMIB endorsement is attached. This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Additionally, you may not choose to allocate your Premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB, or Jackson Select Protector GMWB. For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 182. For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 193. For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 205. For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 217. For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 230.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money.

Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect the 2% Contract Enhancement endorsement. The 2% Contract Enhancement endorsement is available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, the 2% Contract Enhancement endorsement cannot be canceled.

If the optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first five Contract Years when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedule below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further below.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2% of your payment, but will not credit any Contract Enhancements to Premium payments received after the first Contract Year.

Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. The Contract Enhancement, and any increase in value attributable to the Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

There is a charge for the optional Contract Enhancement endorsement that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account. Also, your withdrawals could be subject to a recapture charge. For more information, please see “Contract Enhancement Charge” and “Contract Enhancement Recapture Charge” beginning on page 40. We expect to profit from certain charges assessed under the Contract, including the recapture charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and make more than relatively small Premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their Premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after five Contract Years. Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement, regardless of investment performance. Contract

Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for

•	death benefits computed on the basis of Contract Value; and

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract values. However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency. Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations. There may be periods when we do not offer any Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal, you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and charges due under any optional endorsement. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 330.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” subsection beginning on page 289 and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 252.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation. (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 307.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see “Extension of Latest Income Date” beginning on page 332 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 304. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D and in Appendix G under section “II. MarketGuard Stretch”, specifically examples 4, 5, and 7, and in Appendix E and in Appendix G under section “I. LifeGuard Freedom 6 Net”, specifically examples 6, 7, and 9.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net Premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 7% of the net Premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal;

- or -

For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

A step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 329), the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date (or, for Contract’s issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after May 1, 2010 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated, equaling:
●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner. If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.

For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no Step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 307.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any asset allocation fees, recapture charges, Excess Interest Adjustments, and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees, and partial 1035 exchanges. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may select to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. In addition, the GWB can never be more than $5 million with a step-up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 307.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Contract Enhancement recapture charges and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 5% of the net Premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without step-up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified

Contracts.) In addition, if the For Life guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.
We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint

Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under :Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal Continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.

●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 5 and 6 for the step-ups and example 9 for the For Life Guarantee.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals, that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 118 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

•
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

•	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

•
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

•	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

•	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified

Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 124 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for step-up apply.

◦	Bonuses will continue to apply according to the rules below for Bonuses.

◦	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●	If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution

(RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●	If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 137 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
	●	If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
● The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
● The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.

The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
	●	If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 155 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009 At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.
We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 173 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
	●	If the For Life Guarantee is not in force, the GAWA is equal to:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment. (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows

When a withdrawal, plus all prior withdrawals in, the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in, the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account in proportion to their current value. Transfers from Fixed Accounts will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GMWB death benefit is void and will not be included in the continuation adjustment.

◦	The GWB adjustment provisions are void.

◦	The Bonus provision is void.

◦	Step-ups will continue as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated).

◦	The GMWB death benefit will be included in the calculation of the continuation Adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account based on the current Premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE: EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
	●	If the For Life Guarantee is not in force, the GAWA is equal to:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment. (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.) If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
For GMWBs issued on or after September 28, 2009, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

◦
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base step-up, or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

◦	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The GMWB death benefit will be included in the calculation of the continuation Adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”).

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 10 for the Bonus, example 13 for the GWB Adjustment and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.
Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010. This is why Premium (net of any applicable Premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date. This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract. (See Example 1 in Appendix E.) Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue. Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base, the Benefit Determination Baseline (explained below under “Step-up”), or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base, the Benefit Determination Baseline , or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement. For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”). The manner in which the highest quarterly Contract Value is determined is discussed in detail further below. (See Examples 8 and 9 in Appendix E.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability). In the event that the highest quarterly Contract Value is greater than the BDB on a Contract

Anniversary, the BDB is increased to equal that highest quarterly Contract Value. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up under a GMWB issued on or after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner). If an age band is crossed, the GAWA percentage will be increased. For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a step-up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement in the case of a GMWB issued on or after October 11, 2010 adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.04% (5th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 1.74%). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups of the GWB. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum. Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer. For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, BDB, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GMWB death benefit is void and will not be included in the continuation adjustment.

◦	The GWB adjustment provisions are void.

◦	The Bonus provision is void.

◦	Step-ups will continue as permitted; otherwise, the above rules for step-ups apply, except that no new GAWA percentage will be determined as a result of any step-up subsequent to spousal continuation.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The GMWB death benefit will be included in the calculation of the continuation Adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option.

This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this GMWB was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”).

PLEASE NOTE: EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 10 for the Bonus, example 13 for the GWB Adjustment and example 14 for transfer of assets.

Except as otherwise discussed below, the election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.
For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. Availability of this GMWB may be subject to further limitation. This GMWB is not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancements.
The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.
Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010. This is why Premium (net of any applicable Premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date. This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract. (See Example 1 in Appendix E.) Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue. Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's (or either joint Owner's) death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday,

Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

•	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment. No adjustments are made to the Bonus Base, the Benefit Determination Baseline (explained below under “Step-up”), or the GMWB Death Benefit. Once the GWB is re-set, this 200% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement. The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

•	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. (See Example 5 in Appendix E.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment. No adjustments are made to the Bonus Base, the Benefit Determination Baseline, or the GMWB Death Benefit. Once the GWB is re-set, this 400% GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit. Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement. For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”). The manner in which the highest quarterly Contract Value is determined is discussed in detail further below. (See Examples 8 and 9 in Appendix E.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue. In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up under a GMWB issued on or after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on that person's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a step-up under a GMWB issued on or after October 11, 2010–
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing such continuation is not a Covered Life.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (in the case of a GMWB issued on or after October 11, 2010) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.64% (5th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 2.10%). You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups of the GWB. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum. Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the new GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer. For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

◦
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules below. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base step-up, or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

◦	Step-ups of GWB will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

◦
If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the date the percentage is determined. We do not require this determination to be made at the time of continuation.

◦
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The GMWB death benefit will be included in the calculation of the continuation Adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the

Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this endorsement was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees.

○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes, plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement).
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability –	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.
The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.
Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue. Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up) and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”). The manner in which the highest quarterly Contract Value is determined is discussed in detail further below. (See Examples 8 and 9 in Appendix E.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

In addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability). In the event that the highest quarterly Contract Value is greater than the BDB on a step-up, the BDB is increased to equal that highest quarterly Contract Value. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner). If an age band is crossed, the GAWA percentage will be increased. For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%. You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic step-ups of the GWB. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum. Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Select Protector Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the Select Protector Death Benefit. On the effective date of this GMWB endorsement, the Select Protector Death Benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the Select Protector Death Benefit is recalculated to equal the Select Protector Death Benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million.

Partial withdrawals will affect the Select Protector Death Benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
	●	The Select Protector Death Benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
●
The Select Protector Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The Select Protector Death Benefit is not adjusted upon step-up. The Select Protector Death Benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.). The Select Protector Death Benefit will also terminate and will not be included in any applicable continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) should this GMWB be continued through Spousal Continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/1-year Fixed Account Option and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit. Transfers to the GMWB Fixed Account from the 1-year Fixed Account Option are not subject to an Excess Interest Adjustment.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment or a step-up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer. For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

Converse to the above example, automatic transfers from the GMWB Fixed Account into your elected Investment Divisions/Fixed Account Option will occur when you experience sufficient positive investment returns such that your Contract Value increases sufficiently relative to the Liability amount. Using the formulas in the above example, this would occur when the calculated ratio is less than 77%. For an example using assumptions that result in a ratio less than 77%, please see Example 14b in Appendix E.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, BDB, or Select Protector Death Benefit as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 21. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Select Protector Death Benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The Select Protector Death Benefit is void and will not be included in the continuation adjustment.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The Select Protector Death Benefit will be included in the calculation of the continuation Adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required); may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after April 30, 2012 and before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.)

When a withdrawal, plus all prior withdrawals in the
current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3.	The greater of:

a.	zero; or

a.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes and ii) (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancements. If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary), and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after April 30, 2012 and before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)
There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive

Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3.	The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancements. If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information beginning on page 252 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.

The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMDs) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

•	The GWB is the guaranteed amount available for future periodic withdrawals.

•
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the

GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 of Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the Fixed Account may be subject to an Excess Interest Adjustment. In addition, withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	4% of the Premium net of any applicable Premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, the GWB is payable while there is value to it (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: THE QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

Step-Up
	Annual or Highest Quarterly	Freedom Flex
Bonus	Contract Value	Death Benefit (DB)

5%	Annual
5%****	Quarterly
6%	Annual	Yes**
6%****	Quarterly
7%	Annual
7%****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%*****	Quarterly
6%	Annual
6%***	Quarterly
7%	Annual

*No longer offered on or after August 29, 2011.
**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
***No longer offered on or after September 10, 2012.
****No longer offered on or after April 29, 2013.
*****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 324.) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 67 (70 for endorsements issued before April 29, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA%

tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed . Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option. (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 324, for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation. In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA%

Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 38. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 80, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancements.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option. (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly, Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information beginning on page 289 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦
New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 329.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 80 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees under the Contract.

○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:
●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix G under section “II. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 305).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on the Issue Date or after the Issue Date (for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see

“Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix G under section “II. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 334).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract's Stretch RMD without compromising the endorsement's guarantees. Examples 4 and 5 in Appendix G under section “II. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information. \

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 67.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix G under section “II. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an

Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 330.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The Stretch RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix G under section “II. MarketGuard Stretch,” particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix G under section “II. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix G under section “II. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable, including the Earnings Protection Benefit.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner's attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D and Example 9 in Appendix E and Appendix G illustrate the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, recapture charges may apply, and you may have to pay taxes on the money you receive.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation. For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation. However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday. Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes or recapture charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3%, and if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 71.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation). The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 71.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. In addition, on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached. This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

The optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available on and after May 2, 2005 if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.
After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirement under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	all Premiums you have paid (net of any applicable Premium taxes); plus

•	any Contract Enhancements credited on or before the Business Day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520. This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

•	200% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. In addition, on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached. This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix H.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	the step-up value on the most recent step-up date; plus

•	any Premiums you have paid (net of any applicable Premium taxes) subsequent to that step-up date; plus

•	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the step-up date; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that step-up date;

compounded at an annual interest rate of 6% from the most recent step-up date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the step-up date is equal to the Issue Date, and the step-up value is equal to the initial Premium paid (net of any applicable Premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the step-up date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the step-up value is equal to the Contract Value on that step-up date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined step-up date). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available step-up date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For Contracts issued with this benefit before October 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:

•	300% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued with this benefit on or after October 6, 2008, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

•
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

•
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

•	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted). In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the Business Day on which we have received all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the Remaining Premiums. If the earnings amount is negative, i.e., the total Remaining Premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the Remaining Premiums, excluding Remaining Premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 329) upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 329). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) plus Remaining Premiums paid on or after the Continuation Date (excluding Remaining Premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

◦	is age 76 or older at the Continuation Date or

◦	elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available at issue or upon conversion (subject to availability), in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use. Our administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of an optional death benefit may have been different and how an optional death benefit is calculated varies – as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Anniversary Value” or “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits on and after October 6, 2008. For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up Value,

•
Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday. However, the interest rate is 4% per annum if you are

70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment. If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment. If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment, if this endorsement was added to your Contract before April 6, 2009. If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Death Benefit.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment, if this endorsement was added to your Contract before April 6, 2009. If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted). In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 145.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 or 240 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 165.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom flex DB is the greater of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently at issue and in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date that endorsement is issued in connection with the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 277.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 287, and “Income Options” beginning on age 308.”

Following are the calculations for the optional death benefits on and after May 2, 2005 through October 5, 2008. For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary. For Contracts issued on or after January 16, 2007, annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes), subsequent to that Contract Anniversary. For Contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary. For Contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Following are the calculations for the optional death benefits before May 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see “Earnings Protection Benefit” beginning on page 314. We will not permit you to use multiple Contracts to try to circumvent this limitation.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	total Net Premiums since your Contract was issued, compounded at 5% per annum; or

(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	total Net Premiums since your Contract was issued, compounded at 4% per annum; or

(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	total Net Premiums since your Contract was issued, compounded at 5% per annum; or

(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

(e)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	total Net Premiums since your Contract was issued, compounded at 4% per annum; or

(d)	your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

(e)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see “Special Spousal Continuation Option” beginning on page 329.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 308. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 99 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a dollar amount or percentage of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value. The periodic transfer intervals may be monthly, quarterly, semi-annually or annually. Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division on a monthly basis, and there is no minimum transfer amount. Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the Premiums, minus

•	any applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in a number of civil proceedings, arising in the ordinary course of business. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provision
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A
TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital DowSM Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to [Licensee's Product(s)] currently being issued by [Licensee], but which may be similar to and competitive with [Licensee's Product(s)]. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM

ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

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Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by

Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON

CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL

INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $126,360.11 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012	Contract Issue Date
$100,000.00 :	Premium
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$126,360.11 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)
$26,360.11 :	Earnings (Contract Value ($126,360.11) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$73,639.89 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($26,360.11).
$74,572.04 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($73,639.89) by a factor determined by the percentage amount of the applicable charge. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $73,639.89 X (1/[1 – 1.25%]) = $74,572.04. In this calculation the 1.25% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$932.15 :	Recapture Charge: $74,572.04 multiplied by RC% (1.25%)
$100,932.15 :
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Recapture Charge ($932.15) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$25,427.96 :	Contract Value after Total Withdrawal ($126,360.11 less $100,932.15)

Example 2 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of recapture charges upon a partial withdrawal. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $203,250 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also the applicable Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges are applied, as illustrated below. For purposes of the recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without recapture charges, and then from the oldest Remaining Premium.

Example 2
10/1/2012	Contract Issue Date
$100,000.00 :	Premium 1
2.00% :	Contract Enhancement Percentage
2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
1.25% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
1,250.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (1.25%))
1.25% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$203,250.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)
$3,250.00 :	Earnings (Contract Value ($203,250) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$146,750.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($3,250)

$100,000.00 :	Total Corresponding Premium 1, which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$98,750.00 :
The amount of Premium 1 withdrawn after deducting the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (1.25%) equals $1,250))

$48,000.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($3,250), and minus the amount withdrawn from Premium 1 after deducting the Recapture Charge ($98,750)

$48,607.59 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage is applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($48,000.00) by a factor determined by the percentage amount of the applicable charge. In this example, the corresponding Premium 2 is specifically calculated as follows: $48,000 X (1/[1 – 1.25%]) = $48,607.59. In this calculation, the 1.25% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$1,250.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (1.25%)
$607.59 :	Recapture Charge from Premium 2: $48,607.59 multiplied by RC%2 (1.25%)
$151,857.59 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Recapture Charge ($1,250.00 plus $607.59 equals $1,857.59 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$51,392.41 :	Contract Value after Total Withdrawal ($203,250.00 less $151,857.59)

Example 3 illustrates the application of the 2% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 40 of this prospectus). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $126,360.11 by September 30, 2016. The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2016.

Example 3
10/1/2012	Contract Issue Date
$100,000.00 :	Premium
2.00% :	Contract Enhancement Percentage
$2,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (2.00%))
1.25% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016	Income Date
$126,360.11 :	Contract Value at end of Year 4
$1,250.00 :	Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (1.25%)
$125,110.11 :	Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2015 from the Distributor and/or Jackson in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bolton Global Capital	Commonwealth Financial Network
Adirondack Trading Group, LLC	BOSC, Inc.	Community America Financial Solutions, LLC
Advanced Financial Services	Broker Dealer Financial Services Corporation	Comprehensive Asset Management and
Advanced Wealth and Retirement Planning	Brokers International Financial Services, LLC	Servicing, Inc.
Concepts	Brooklight Place Securities	Cona Investment Advisors, LLC
Advisors Wealth Management, Inc.	Bruce A. Lefavi Securities, Inc.	Concorde Investment Services, LLC
Advisory Group Equity Services, Ltd.	Bruderman Brothers	Coordinated Capital Securities, Inc.
Allegheny Investments, Ltd.	Buckman, Buckman & Reid, Inc.	CoreCap Investments, Inc.
Allegiance Capital, LLC	Cabot Lodge Securities, LLC	Corinthian Partners
Allegis Investment Services	Cadaret, Grant & Co., Inc.	Cornerstone Financial Services, Inc.
Allen & Company of Florida, Inc.	Calton & Associates, Inc.	Country Capital Management Company
Allstate Financial Services, LLC	Cambridge Investment Research, Inc.	Country Club Financial Services, Inc.
American Capital	Cantella & Company, Inc.	Creative Financial Designs, Inc.
American Independent Securities Group, LLC	Cape Securities, Inc.	Crescent Securities Group
American Investors Company	Capital Financial Services	Crown Capital Securities, L.P.
American Portfolios Financial Services, Inc.	Capital Guardian, LLC	CUNA Brokerage Services, Inc.
Ameriprise Advisor Services, Inc.	Capital Investment Group, Inc.	CUSO Financial Services, Inc.
Ameritas Investment Corporation	Capital One Investment Services, LLC	Cutter & Company
Arete Wealth Management, LLC	Capital Resource Management	D.A. Davidson & Company
Arque Capital, Ltd.	Capital Synergy Partners, Inc.	D.H. Hill Securities, LLP
Arvest Asset Management	Capitol Securities Management, Inc.	Davenport & Company, LLC
Associated Investment Services	Carey, Thomas, Hoover, & Breault, Inc.	Davinci Capital Management Inc.
Aurora Capital, LLC	Cary Street Partners, LLC	Dempsey Lord Smith, LLC
Ausdal Financial Partners, Inc.	CCF Investments, Inc.	Despain Financial Corporation
Aveo Capital Partners, LLC	CCO Investment Services Corporation	DFPG Investments
AXA Advisors, LLC	Centaurus Financial, Inc.	Dominion Investor Services
B. B. Graham & Company, Inc.	Centennial Securities Company, Inc.	Doughtery & Company, Inc.
B.C. Ziegler & Company	Center Street Securities, Inc.	Duncan Williams, Inc.
BA Financial Services, Inc.	Century Securities & Associates, Inc.	EDI Financial Inc.
BancWest Investment Services, Inc.	Ceros Financial Services, Inc.	Edward Jones & Company
Bankers & Investors Company	Cetera	Equable Securities Corporation
Bannon, Ohanesian & Lecours, Inc.	Cetera Advisor Networks, LLC	Equity Services, Inc.
BB&T Securities, LLC	Cetera Advisors, LLC	Essex National Securities, Inc.
BBVA Compass Investment Solutions Inc.	Cetera Financial Specialists, LLC	Everest Investment Advisors, Inc.
BCG Securities, Inc.	Cetera Investment Advisers, LLC	Fairport Capital, Inc.
BD Financial	Cetera Investment Services, LLC	FBT Investments, Inc.
Beaconsfield Financial Services	CFD Investments, Inc.	Feltl and Company
Beneficial Investment Services	CFS Investments, Inc.	Fifth Third Securities
Benjamin F Edwards & Company	Chelsea Financial Services	Financial Planning Consultants
Berthel, Fisher & Company Financial Services	CitiGroup Global Markets Inc.	Financial West Investment Group
BFC Planning, Inc.	Citizens Investment Services	Fintegra Financial Solutions
BFT Financial Group, LLC	CL Wealth Management, LLC	First Allied Securities, Inc.
BHF RG Capital, Inc.	Client One Securities, LLC	First American Securities
BMO Harris Financial Advisors, Inc.	Coastal Equities, Inc.	First Citizens Investor Services

First Financial Equity Corporation	IBN Financial Services, Inc.	Long Island Financial Group, Inc.
First Heartland Capital, Inc.	IFS Securities	Lowell & Company
First Independent Advisory Services, Inc.	IMS Securities, Inc.	LPL Financial Services
First Midwest Securities	Independence Capital Company	Lucia Securities, LLC
First National Capital Markets	Independent Financial Group, LLC	M Griffith Investment Services
First Republic Securities Company	Infinex Investments, Inc.	M. Holdings Securities, Inc.
First State Financial	Infinity Securities, Inc.	M&T Securities, Inc.
First Western Securities, Inc.	ING/Voya Financial Advisors, LLC	Madison Avenue Securities, Inc.
FirstMerit Financial Services, Inc.	Innovation Partners, LLC	McNally Financial Services Corp
Folger Nolan Fleming Douglas	Insight Securities	Means Investment Company, Inc.
Foothill Securities, Inc.	Institutional Securities Corporation	Mercap Securities, LLC
Foresters Equity Services Inc.	International Assets Advisory, LLC	Mercer Allied Company, LP
Fortune Financial Services, Inc.	Intervest International, Inc.	Merrill Lynch
Founders Financial Securities, LLC	INVEST Financial Corporation	MetLife Securities, Inc.
Fountainhead Capital Management	Investacorp, Inc.	Michigan Securities, Inc.
Freedom Investors Corporation	Investment Centers of America, Inc.	Mid Atlantic Capital Corporation
Freedom Wealth Advisors, LLC	Investment Network, Inc.	Mid-Atlantic Securities Inc.
FSC Securities Corporation	Investment Planners, Inc.	Millington Investments, LLC
FTB Advisors, Inc.	Investment Professional, Inc.	Ministry Partners Securities, LLC
Fusion Investment Advisors, LLC	Investors Capital Corporation	Mischler Financial Group, Inc.
G F Investment Services	J P Turner & Company, LLC	MML Investors Services, LLC
G.W. Sherwold Associates Inc.	J. Alden Associates, Inc.	Moloney Securities Company, Inc.
G.A. Repple and Company	J.W. Cole Financial, Inc.	Money Concepts Capital Corp
Garden State Securities	James T Borello & Company	Moors & Cabot, Inc.
Geneos Wealth Management, Inc.	Janney, Montgomery Scott, LLC	Morgan Stanley Smith Barney LLC
Girard Securities, Inc.	JHS Capital Advisors Inc.	Mutual of Omaha Investor Services, Inc.
Global Brokerage Services, Inc.	JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.
Global View Capital Management	JW Cole Financial, Inc.	Mutual Trust Company of America Securities
GLP Investment Services, LLC	K.W. Chambers & Company	MWA Financial Services, Inc.
Gold Coast Securities, Inc.	Kalos Capital, Inc.	National Planning Corporation
Gradient Securities, LLC	KCD Financial, Inc.	National Securities Corporation
Great American Investors, Inc.	Key Investment Services	Nations Financial Group, Inc.
GWN Securities, Inc.	Keystone Capital Corporation	Nationwide Planning Associates
H Beck, Inc.	KMS Financial Services Inc	Nationwide Securities, LLC
H.D. Vest Investment Securities, Inc.	Kovack Securities, Inc.	Navy Federal Brokerage Services, LLC
Hancock Investment Services, LLC	L.M. Kohn & Company, Inc.	NBC Securities, Inc.
Hantz Financial Services	L.O. Thomas & Co., Inc.	Neidiger, Tucker, Bruner, Inc.
Harbor Financial Services, LLC	Labrunerie Financial	New Century Financial Group, LLC
Harbour Investments, Inc.	Lara, Shull and May, LLC	New England Securities Corporation
Harger and Company, Inc.	Larson Financial Securities	Newbridge Securities Corporation
Harvest Capital, LLC	Lasalle St. Securities, LLC	Next Financial Group, Inc.
Hazard & Siegel, Inc.	Legend Equities Corporation	NFP Securities, Inc.
Hazlett Burt & Watson	Leigh Baldwin & Company	NIA Securities
HBW Securities, LLC	Liberty Partners Financial Services, LLC	North Ridge Securities Corporation
Heartland Investment Associates, Inc.	Lifemark Securities Corporation	Northeast Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Financial Advisors Corporation	Northridge Securities
Hornor, Townsend & Kent, Inc.	Lincoln Financial Securities Corporation	NorthStar Wealth Management, Inc.
HSBC Securities	Lincoln Investment Planning Inc.	Northwestern Mutual Investment Services, LLC
Huntleigh Securities Corporation	Lombard Securities	NOVA Financial, LLC

NPB Financial Group, LLC	Securities America, Inc.	United Planners Financial Services of America
NYLife Securities, Inc.	Securities Equity Group	U.S. Bancorp Investments, Inc.
Oak Tree Securities, Inc.	Securities Management & Research, Inc.	USA Financial Securities Corporation
OFG Financial Services, Inc.	Securities Service Network Inc.	Valic Financial Advisors, Inc.
Ohanesian & Lecours, Inc.	Sequoia Wealth Management	ValMark Securities, Inc.
OneAmerica Securities, Inc.	Shearson Financial Services	Vanderbilt Securities, LLC
Oppenheimer & Company, Inc.	Sigma Financial Corporation	VSR Financial Services, Inc.
Pacific American Securities, LLC	Signator Financial Services, Inc.	Waddell & Reed, Inc.
Packerland Brokerage Services	Signator Investors, Inc.	Wall Street Financial Group
Paradigm Equities, Inc.	Signature Financial Group	Wayne Hummer Investments, LLC
Park Avenue Securities, LLC	SII Investments, Inc.	Wealth Management Resources, Inc.
Parkland Securities, LLC	Silver Oak Securities	Wedbush Securities Inc.
Parsonex Securities, LLC	Sorrento Pacific Financial, LLC	Wellington Shields & Company, LLC
Peak Brokerage Services	Southeast Investments, N.C., Inc.	Wells Fargo Advisors, LLC
Peoples Securities, Inc.	Southwest Securities, Inc.	Wesbanco Securities, Inc.
PFA Security Asset Management Inc.	St. Bernard Financial Services, Inc.	Wescom Financial Services, LLC
PlanMember Securities Corporation	Stephens, Inc.	Western Equity Group
PNC Investments, LLC	Sterne Agee Financial Services, Inc.	Western International Securities Inc.
Presidential Brokerage, Inc.	Sterne, Agee & Leach, Inc.	WFG Investments, Inc.
Princor Financial Services	Stifel Nicolaus & Company, Inc.	Wilbanks Securities, Inc.
Private Advisor Group, LLC	Summit Brokerage Services, Inc.	William C. Burnside & Co., Inc.
Private Client Services, LLC	Summit Equities, Inc.	Williams Financial Group
Pro Equities, Inc.	Sunset Financial Services, Inc.	Windmill Group
Prospera Financial Services Inc.	SunTrust Investment Services, Inc.	Winslow, Evans, & Crocker, Inc.
Pruco Securities, LLC	SWBC Investment Services	Woodbury Financial Services, Inc.
PTS Brokerage LLC	SWS Financial Services, Inc.	Woodmen Financial Services, Inc.
Purshe Kaplan Sterling Investments	Symphonic Securities, LLC	World Capital Brokerage, Inc.
Questar Capital Corporation	Synovus Securities, Inc.	World Choice Securities, Inc.
Raymond James & Associates, Inc.	T.S. Phillips Investments, Inc.	World Equity Group, Inc.
RBC Capital Markets Corporation	Tandem Securities, Inc.	Worth Financial Group, Inc.
RBC Dain Rauscher, Inc.	TFS Securities, Inc.	Wunderlich Securities, Inc.
Regulus Advisors, LLC	The Huntington Investment Company	WWK Investments, Inc.
Rendler Sales Consulting, LLC	The Investment Center, Inc.
Rhodes Securities, Inc.	The Leaders Group, Inc.
Ridgeway & Conger, Inc.	The O.N. Equity Sales Company
RNR Securities, LLC	The Patriot Financial Group
Robert W. Baird & Company, Inc.	The Strategic Financial Alliance, Inc.
Rogan and Associates	Thrivent Financial
Royal Alliance Associates Inc	Thurston, Springer, Miller, Herd and Titak, Inc.
Royal Securities Company	Titlelist Asset Management, Ltd.
RSG Capital Corporation	Transamerica Financial Advisors, Inc.
S.G. Long & Company	Triad Advisors, Inc.
Sage Rutty and Company, Inc.	Trustmont Financial Group, Inc.
Sagepoint Financial, Inc.	UBS Financial Services, Inc.
Sandlapper Securities, LLC	Uhlmann Price Securities
Santander Securities, LLC	UMB Financial Services, Inc.
Saxony Securities, Inc.	Umpqua Investments, Inc.
SCF Securities, Inc.	UnionBanc Investment Services, LLC
Securian Financial Services, Inc.	United Brokerage Services, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix E for examples regarding Jackson Select GMWB and Jackson Select GMWB with Joint Option for those endorsements issued on or after October 11, 2010, as well as Jackson Select Protector GMWB, LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex with Joint Option GMWB. See Appendix G regarding LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net GMWB with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted)when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined. If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

–
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s
Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

s
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Note that GMWB Earnings Determination Baseline is not subject to a maximum

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional Premium payment. The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional Premium payment. The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced. In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 13.

–
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 13a and 13b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

–
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 13.

–
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attainted age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year

= 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

–
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus. (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment. (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision. If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:

s	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix F. The annuity factors referenced in this example are also found in Appendix F. (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

s	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

s
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

s
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

s	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

s
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

s
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account is 5%:

s	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

s
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

s
Since the ratio (73.98%) is less than 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

s	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

s
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

s
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account is 5%:

s	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

s	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

s
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

s	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

s
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

s
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:

s
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

s
The amount transferred from each Investment Division and the Fixed Account to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and the Fixed Account will be based on your most current Premium allocation instructions.

s	Funds transferred out of the Fixed Account will be subject to an Excess Interest Adjustment (if applicable).

s	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

Example 13: This example expands on the basic examples at pages 245 and 257 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount. (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 13a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option GMWB”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) (No longer offered as of after April 29, 2013)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, Jackson Select, Jackson Select With Joint Option, or Jackson Select Protector GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment, net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 78. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000), net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB..

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB. (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment. (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%. This example only applies if your endorsement contains a 200% GWB Adjustment provision or a 400% GWB Adjustment provision.)

▪
Example 13a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:

s	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 14: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G. The annuity factors referenced in this example are also found in Appendix G. (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 14a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

s	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

s
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

s
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

s	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

s
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

s
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 14b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

s
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

s
Since the ratio (73.98%) is less 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

s	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

s
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

s
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 14c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

s	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

s
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

s	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

s
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

s
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:

s
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

s
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

s	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

s	No adjustments are made to the GWB, the GAWA, the Bonus Base (if applicable), the GWB Adjustment (if applicable), or the GMWB Death Benefit as a result of the transfer.

APPENDIX F

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB, or the LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or

2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or

2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, Jackson Select GMWB or the Jackson Select with Joint Option GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer.

LifeGuard Select, Jackson Select and Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. For endorsements issued before October 11, 2010, all Owners aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor. For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

LifeGuard Select with Joint Option
And
Jackson Select with Joint Option
Transfer of Assets Provision
Annuity Factors

Age*	Contract Monthly Anniversary
	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. For endorsements issued before October 11, 2010, a Covered Life aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor. For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the youngest Covered Life is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX G

GMWB EXAMPLES

I.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment.

The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 245 and 257 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪	Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.

This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX H

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected. Please note that on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which a Guaranteed Minimum Income Benefit endorsement is attached. This subsequent Premium limitation does not apply to contracts issued in Connecticut or in Maryland.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial Premium payment (net of any applicable Premium taxes and sales charges):

–	The step-up date is equal to the Issue Date.

–	The step-up value is equal to $100,000, which is your initial Premium payment.

–	Your Roll-Up Component is equal to $100,000, which is the step-up value.

–	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial Premium payment.

–	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent step-up date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you make an additional Premium payment of $50,000 (net of any applicable Premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:

–	The step-up date does not change.

–	The step-up value does not change.

–	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the Premium payment plus the Premium payment.

–	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the Premium payment plus the Premium payment.

–	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

–	The step-up date does not change.

–	The step-up value does not change.

–	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

–	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

–	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

–
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

–	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

–
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

H-1

–	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the step-up date, step-up value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined. In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

–	The step-up date is equal to the date of the current Contract Anniversary.

–	The step-up value is equal to $120,000, which is the Contract Value on the step-up date.

–	Your Roll-Up Component is equal to $120,000, which is the step-up value.

–	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

–	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

–	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

–	The step-up date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

–	The step-up value does not change because step up did not occur.

–	Your Roll-Up Component does not change because step up did not occur.

–	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

–	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

–	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:

–	Your GMIB Benefit Base is eligible for automatic annuitization.

–
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

–	Unless you choose another payment frequency, you will receive monthly income payments.

–	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

–	Your GMIB Benefit Base is eligible for automatic annuitization.

–
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

–	Unless you choose another payment frequency, you will receive monthly income payments.

–	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

–	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

H-2

APPENDIX I

HISTORICAL CHARGES FOR GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 60.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(MO and WA Only) 3.00%	1.50%	(MO and WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
For endorsements purchased with Optional Income Upgrade Table	2.70%	(WA Only) 2.70%	1.35%	(WA Only) 1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 61.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*
Annual Charge	Maximum		Current
	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.80%	(WA Only) 1.80%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 64.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value(no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value(no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 66.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013* LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
6% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

APPENDIX J

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The following fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

J-1

Accumulation Unit Values
Base Contract - 1.65% (Contracts issued before August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.19	$17.20	$15.97	$14.63	$15.73	$13.80	N/A	N/A	N/A	N/A
End of period	$16.61	$17.19	$17.20	$15.97	$14.63	$15.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	529,652	645,477	850,886	1,097,997	1,347,192	850,459	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.60	$11.23	$9.21	$8.17	$8.57	$7.73	$6.27	$10.48	N/A	N/A
End of period	$11.11	$11.60	$11.23	$9.21	$8.17	$8.57	$7.73	$6.27	N/A	N/A
Accumulation units outstanding at the end of period	501,828	413,214	441,776	362,035	340,194	995,061	784,501	223,816	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60	$10.53	N/A	N/A
End of period	$12.35	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60	N/A	N/A
Accumulation units outstanding at the end of period	1,593,787	1,642,162	1,815,506	1,800,871	1,829,105	1,667,438	999,662	595,337	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74	$10.50	N/A	N/A
End of period	$11.94	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74	N/A	N/A
Accumulation units outstanding at the end of period	1,344,425	1,396,817	1,525,222	1,536,719	1,582,452	1,527,818	1,220,638	549,707	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.50	$16.41	$14.65	$13.40	$13.99	$12.58	N/A	N/A	N/A	N/A
End of period	$15.87	$16.50	$16.41	$14.65	$13.40	$13.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	709,885	946,127	1,193,211	1,198,218	1,173,187	855,007	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.90	$16.86	$15.24	$13.92	$14.71	$13.08	N/A	N/A	N/A	N/A
End of period	$16.25	$16.90	$16.86	$15.24	$13.92	$14.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,125,394	1,478,098	1,771,799	2,107,537	2,140,140	1,783,550	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.86	$16.83	$15.50	$14.21	$15.15	$13.41	N/A	N/A	N/A	N/A
End of period	$16.24	$16.86	$16.83	$15.50	$14.21	$15.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,174,307	1,437,703	1,680,930	1,735,689	1,614,266	1,216,900	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
End of period	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84
Accumulation units outstanding at the end of period	228,113	280,501	443,362	438,197	653,597	333,459	422,186	257,552	151,434	76,738

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
End of period	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63
Accumulation units outstanding at the end of period	386,145	527,455	600,984	564,302	637,671	753,382	430,347	243,896	140,068	58,568

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.98	$11.68	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$11.98	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	796,598	516,359	253,625	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.41	$14.51	$11.14	$9.98	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$15.61	$16.41	$14.51	$11.14	$9.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	641,304	1,321,253	665,885	801,188	805,222	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.48	$10.53	$11.03	$10.61	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.87	$10.48	$10.53	$11.03	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	561,791	652,730	654,583	946,900	1,213,353	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.77	$12.75	$10.14	$8.74	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$12.77	$12.75	$10.14	$8.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	276,483	266,538	263,329	317,904	372,457	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.57	$12.28	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$12.57	$12.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,803	113,347	116,534	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.19	$14.94	$11.42	$9.93	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$16.09	$16.19	$14.94	$11.42	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	961,518	1,015,242	743,259	686,542	703,986	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.86	$12.43	$10.44	$9.04	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$11.86	$12.43	$10.44	$9.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	582,717	560,993	453,620	468,494	504,321	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.77	$11.93	$10.94	$9.47	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	$10.77	$11.93	$10.94	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	719,261	756,396	707,736	730,478	756,621	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.85	$11.82	$10.52	$9.76	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.85	$11.82	$10.52	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,264,105	1,330,706	1,388,973	1,090,235	1,104,488	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	$13.68	N/A	N/A
End of period	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	N/A	N/A
Accumulation units outstanding at the end of period	1,208,741	1,401,316	1,588,209	1,836,853	2,111,459	1,955,611	1,521,444	862,180	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
End of period	$41.10	$39.34	$36.73	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01
Accumulation units outstanding at the end of period	260,111	244,354	269,434	315,434	421,793	396,011	351,953	185,983	47,200	8,136

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.49	$14.67	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$15.49	$14.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	614,075	892,510	205,790	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
End of period	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89
Accumulation units outstanding at the end of period	717,194	809,731	877,421	988,839	1,069,418	1,083,047	932,638	840,842	457,326	195,293

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.52	$33.30	$27.47	$23.87	$25.41	$23.11	$17.00	$30.04	$25.32	$22.71
End of period	$33.85	$33.52	$33.30	$27.47	$23.87	$25.41	$23.11	$17.00	$30.04	$25.32
Accumulation units outstanding at the end of period	272,417	336,614	396,817	386,316	434,224	418,375	322,782	166,606	78,376	3,139

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
End of period	$12.50	$13.18	$14.98	$12.54	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58
Accumulation units outstanding at the end of period	817,816	886,274	897,971	849,579	908,184	913,157	729,830	679,991	734,092	296,272

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
End of period	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92
Accumulation units outstanding at the end of period	311,208	254,770	208,246	169,255	204,376	207,156	150,213	43,679	21,465	14,817

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.45	$8.13	$8.80	$7.30	$9.42	$8.02	$4.81	N/A	N/A	N/A
End of period	$6.93	$8.45	$8.13	$8.80	$7.30	$9.42	$8.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	264,734	271,784	329,967	293,400	436,948	421,178	325,565	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	$4.16	N/A	N/A	N/A
End of period	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	331,431	378,025	525,708	625,554	1,732,322	1,803,113	855,853	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	$9.93	N/A	N/A
End of period	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	2,266,916	2,767,463	3,049,642	3,742,739	4,164,381	4,620,969	4,822,032	4,930,733	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	$9.91	N/A	N/A
End of period	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	610,741	724,519	1,387,657	764,280	658,641	660,929	553,161	356,961	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.62	$11.87	$11.66	$10.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	$11.62	$11.87	$11.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	472,856	615,439	691,086	460,380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
End of period	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	N/A
Accumulation units outstanding at the end of period	2,159,734	2,792,518	2,913,912	3,006,442	3,160,633	2,951,916	2,684,580	2,257,359	1,833,175	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	$4.47	$9.86	N/A	N/A
End of period	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	$4.47	N/A	N/A
Accumulation units outstanding at the end of period	1,028,857	813,006	873,809	616,292	855,073	586,491	476,517	351,817	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	$9.86	N/A	N/A
End of period	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	631,192	742,540	804,197	885,289	1,068,211	1,123,651	804,261	591,378	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.91	$18.36
End of period	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.91
Accumulation units outstanding at the end of period	540,465	625,145	510,899	737,405	799,966	803,743	705,049	514,417	477,980	244,260

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	$9.64	N/A	N/A	N/A
End of period	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	244,163	297,566	357,891	536,903	864,193	1,601,104	378,956	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83	$11.27
End of period	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83
Accumulation units outstanding at the end of period	602,274	705,622	625,618	696,957	755,323	647,860	385,254	390,980	393,399	101,915

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	$10.68	N/A	N/A
End of period	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	N/A	N/A
Accumulation units outstanding at the end of period	421,329	518,439	420,931	377,986	451,696	474,617	396,794	215,366	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
End of period	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53
Accumulation units outstanding at the end of period	863,927	974,446	947,546	986,529	913,409	803,511	563,770	432,149	292,148	216,515

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61	$10.84	$18.66	$17.28	$14.33
End of period	$18.71	$19.42	$19.69	$16.83	$14.78	$16.13	$14.61	$10.84	$18.66	$17.28
Accumulation units outstanding at the end of period	387,956	366,266	397,753	516,201	596,953	426,732	300,462	244,170	226,100	56,264

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
End of period	$18.79	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42
Accumulation units outstanding at the end of period	400,494	423,700	620,518	575,557	738,773	721,120	584,653	414,125	409,506	65,174

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.45	$18.14
End of period	$23.80	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.45
Accumulation units outstanding at the end of period	111,779	139,954	158,417	212,774	330,081	324,683	651,194	659,957	590,979	116,593

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24	$9.23	$15.57	$14.22	$12.62
End of period	$24.06	$24.91	$23.45	$17.07	$14.75	$15.20	$12.24	$9.23	$15.57	$14.22
Accumulation units outstanding at the end of period	415,971	355,413	403,742	332,926	363,988	376,362	250,992	95,532	73,021	33,712

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.49	$14.29	$11.75	$10.19	$11.20	$10.37	N/A	N/A	N/A	N/A
End of period	$12.06	$13.49	$14.29	$11.75	$10.19	$11.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,717,350	2,522,709	3,183,293	3,325,819	3,520,350	2,896,332	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27	$13.70	$25.07	$23.61	$21.42
End of period	$39.01	$38.50	$35.20	$25.19	$22.03	$23.80	$19.27	$13.70	$25.07	$23.61
Accumulation units outstanding at the end of period	220,846	250,183	288,247	203,140	163,871	136,623	74,954	47,029	27,346	5,346

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
End of period	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56
Accumulation units outstanding at the end of period	595,136	775,081	611,798	1,305,837	1,435,107	1,251,890	1,194,561	773,574	337,391	128,425

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
End of period	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	N/A
Accumulation units outstanding at the end of period	657,922	750,269	912,867	1,872,685	2,506,158	2,622,596	2,147,586	1,192,323	635,261	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	$9.81	N/A	N/A
End of period	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	424,461	438,184	483,976	482,371	532,421	560,422	589,366	417,638	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
End of period	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27
Accumulation units outstanding at the end of period	1,088,920	1,335,943	1,307,866	1,489,613	2,195,996	1,856,156	1,882,603	1,539,840	1,188,457	628,367

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
End of period	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99
Accumulation units outstanding at the end of period	102,899	145,087	213,588	240,381	267,178	286,903	205,662	169,036	207,673	192,022

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25	$7.07	$10.46	$11.54	$10.34
End of period	$22.41	$21.51	$19.74	$14.22	$11.71	$11.17	$9.25	$7.07	$10.46	$11.54
Accumulation units outstanding at the end of period	381,584	199,895	350,597	261,289	223,063	237,911	96,121	70,269	14,126	8,890

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75	$5.93	$11.16	$11.23	$8.81
End of period	$14.25	$14.58	$13.50	$10.52	$9.61	$8.28	$6.75	$5.93	$11.16	$11.23
Accumulation units outstanding at the end of period	364,093	427,502	603,668	688,309	866,759	669,159	765,633	755,531	994,849	622,858

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.32	$9.84	$10.44	$9.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.77	$9.32	$9.84	$10.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	641,659	774,934	775,565	482,376	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	$8.59	N/A	N/A	N/A
End of period	$13.73	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	310,064	184,222	88,331	35,370	54,886	57,519	27,181	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73	$5.77	$11.88	$14.61	$12.52
End of period	$11.33	$11.65	$10.47	$7.98	$6.44	$7.51	$6.73	$5.77	$11.88	$14.61
Accumulation units outstanding at the end of period	446,990	512,837	886,315	400,114	356,391	430,436	663,520	413,506	70,680	41,500

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42	$9.64	$19.03	$17.41	$12.63
End of period	$16.77	$18.58	$17.04	$15.29	$12.65	$14.01	$12.42	$9.64	$19.03	$17.41
Accumulation units outstanding at the end of period	397,517	370,988	533,756	537,450	604,804	659,428	887,774	939,431	1,173,378	703,693

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
End of period	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80
Accumulation units outstanding at the end of period	1,585,291	973,324	676,452	488,471	738,231	340,173	668,544	326,148	238,381	64,681

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89	N/A	N/A
End of period	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	N/A	N/A
Accumulation units outstanding at the end of period	399,153	436,172	567,380	579,019	678,501	607,592	492,355	249,678	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
End of period	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59
Accumulation units outstanding at the end of period	988,958	1,009,933	938,288	1,007,992	995,148	1,018,765	946,751	687,349	559,212	322,263

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
End of period	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87
Accumulation units outstanding at the end of period	3,200,186	3,541,478	4,318,756	6,353,807	6,268,764	7,484,925	9,076,206	10,518,531	11,080,198	6,540,151

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65	$7.32	$12.72	$10.86	$10.54
End of period	$21.20	$21.25	$18.24	$13.14	$11.17	$11.13	$9.65	$7.32	$12.72	$10.86
Accumulation units outstanding at the end of period	388,977	623,918	609,751	616,674	362,082	266,653	303,675	172,483	264,277	70,063

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
End of period	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51
Accumulation units outstanding at the end of period	442,582	426,929	439,127	526,149	670,606	516,280	345,390	249,993	246,952	110,615

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	$9.56	N/A	N/A	N/A
End of period	$16.02	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	128,731	96,995	104,810	101,113	116,544	72,995	19,062	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	$10.78	$10.19	N/A
End of period	$13.96	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	$10.78	N/A
Accumulation units outstanding at the end of period	546,881	257,358	377,806	98,141	125,815	146,799	157,146	152,200	25,911	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
End of period	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18
Accumulation units outstanding at the end of period	698,294	690,094	951,217	771,697	840,275	764,461	765,308	540,582	499,689	259,288

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
End of period	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13
Accumulation units outstanding at the end of period	2,166,556	2,648,073	2,961,054	2,320,443	2,112,746	1,864,621	1,763,994	1,177,987	834,151	381,594

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83	N/A	N/A
End of period	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	N/A	N/A
Accumulation units outstanding at the end of period	266,015	353,965	395,863	397,085	425,369	519,471	411,290	245,365	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.51	$13.42
End of period	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.51
Accumulation units outstanding at the end of period	561,810	623,770	835,877	773,341	721,751	718,639	653,091	299,806	288,154	169,781

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
End of period	$11.09	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14
Accumulation units outstanding at the end of period	1,169,830	924,550	973,358	1,019,203	1,114,497	1,833,796	1,646,402	598,550	488,224	123,212

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.58	$12.84	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$12.58	$12.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,264	22,182	39,704	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.57	$10.24	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.57	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	314,594	369,078	137,346	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
End of period	$18.62	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46
Accumulation units outstanding at the end of period	822,183	560,169	648,946	576,215	699,340	589,515	445,832	255,927	199,219	139,586

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	$10.92	N/A	N/A
End of period	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	1,463,184	1,954,452	2,254,089	3,919,024	3,906,678	3,149,984	2,457,325	1,346,990	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
End of period	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07
Accumulation units outstanding at the end of period	3,162,364	3,723,299	4,446,612	6,532,880	6,093,393	6,333,012	4,520,382	2,316,270	1,290,856	487,648

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.63	$10.78	$10.51	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$10.63	$10.78	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,433,579	1,244,618	1,653,295	436,541	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
End of period	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99
Accumulation units outstanding at the end of period	1,305,038	1,792,508	2,267,127	2,938,804	2,527,981	2,332,685	1,799,561	1,132,191	397,249	207,907

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.36	$15.06	$10.85	$9.47	$10.40	$8.16	$5.63	N/A	N/A	N/A
End of period	$14.79	$16.36	$15.06	$10.85	$9.47	$10.40	$8.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	117,585	171,209	233,013	206,970	239,560	222,604	62,500	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	$6.24	N/A	N/A	N/A
End of period	$14.69	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	484,358	443,121	461,766	451,340	517,312	327,186	97,928	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
End of period	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21
Accumulation units outstanding at the end of period	81,075	82,259	88,756	143,494	112,927	70,674	68,693	47,995	25,687	13,620

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	$5.92	N/A	N/A	N/A
End of period	$14.18	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	889,689	990,199	1,212,006	1,385,860	1,620,083	1,441,640	481,595	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	$9.92	N/A	N/A
End of period	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	N/A	N/A
Accumulation units outstanding at the end of period	2,198,938	2,510,804	1,915,864	1,587,764	1,943,865	1,709,641	1,879,187	1,272,284	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	$6.88	$9.91	N/A	N/A
End of period	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	$6.88	N/A	N/A
Accumulation units outstanding at the end of period	1,060,133	617,282	1,133,286	915,258	320,530	313,563	250,118	111,748	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	$7.11	$9.76	N/A	N/A
End of period	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	$7.11	N/A	N/A
Accumulation units outstanding at the end of period	1,341,575	1,637,020	1,873,304	1,939,244	1,654,735	720,394	231,130	147,761	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	$6.25	$9.92	N/A	N/A
End of period	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	$6.25	N/A	N/A
Accumulation units outstanding at the end of period	412,483	487,152	434,280	466,770	578,920	250,867	142,848	93,098	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.13	$13.31
End of period	$19.60	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.13
Accumulation units outstanding at the end of period	720,217	842,551	831,240	820,643	1,068,655	1,333,197	1,059,783	424,453	236,837	38,174

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
End of period	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16
Accumulation units outstanding at the end of period	3,360,267	4,133,380	4,808,927	5,497,868	6,797,293	5,442,432	4,699,735	3,154,994	1,794,277	895,716

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
End of period	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06
Accumulation units outstanding at the end of period	2,124,376	2,575,706	2,882,101	2,824,315	2,721,190	2,394,519	1,904,647	1,137,147	819,698	274,907

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
End of period	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77
Accumulation units outstanding at the end of period	3,296,249	3,884,733	4,950,731	5,679,442	6,139,231	5,460,045	4,917,222	4,127,718	3,216,027	1,469,229

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32	$12.98
End of period	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32
Accumulation units outstanding at the end of period	4,072,353	4,723,464	5,068,399	5,409,213	5,921,725	5,379,916	4,592,178	3,620,188	2,800,570	867,256

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	$6.37	$10.06	N/A	N/A
End of period	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	$6.37	N/A	N/A
Accumulation units outstanding at the end of period	363,613	403,878	360,249	250,840	232,806	213,049	135,984	150,942	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
End of period	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38
Accumulation units outstanding at the end of period	791,668	543,391	598,833	687,936	690,019	626,635	428,267	260,540	179,836	63,511

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
End of period	$79.62	$76.02	$68.50	$51.02	$45.67	$47.11	$37.46	$25.93	$44.42	$38.53
Accumulation units outstanding at the end of period	522,761	381,291	426,453	537,120	799,776	589,386	437,276	348,982	240,861	93,858

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
End of period	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	N/A
Accumulation units outstanding at the end of period	1,764,905	2,035,363	2,601,391	2,785,718	2,849,349	2,754,507	1,576,894	566,963	378,381	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.36	$15.98	$16.11	$13.64
End of period	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.36	$15.98	$16.11
Accumulation units outstanding at the end of period	603,521	688,035	690,601	809,694	750,857	786,897	633,987	539,696	497,191	240,232

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27	$21.46	$27.52	$26.03	$23.28
End of period	$37.46	$38.43	$35.57	$30.30	$27.98	$27.54	$25.27	$21.46	$27.52	$26.03
Accumulation units outstanding at the end of period	1,215,035	1,458,605	1,459,653	1,535,972	1,607,550	1,509,468	1,089,056	886,543	694,945	306,525

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
End of period	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41
Accumulation units outstanding at the end of period	4,644,775	4,485,331	4,566,195	4,790,845	6,809,813	6,874,332	7,040,212	8,447,747	4,217,417	1,455,040

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
End of period	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69
Accumulation units outstanding at the end of period	315,189	392,537	473,470	478,273	651,469	522,726	356,721	300,266	223,972	134,827

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.60	$28.73	$22.73	$20.62	$21.79	$16.59	$12.64	$21.15	$19.48	N/A
End of period	$26.41	$28.60	$28.73	$22.73	$20.62	$21.79	$16.59	$12.64	$21.15	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.21	$17.83	$18.61	$17.83	$17.32	$16.62	$15.03	$16.37	$15.79	N/A
End of period	$17.70	$18.21	$17.83	$18.61	$17.83	$17.32	$16.62	$15.03	$16.37	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.39	$11.13	$11.82	$11.78	$11.35	$11.07	$10.80	$10.76	$10.44	$10.40
End of period	$11.02	$11.39	$11.13	$11.82	$11.78	$11.35	$11.07	$10.80	$10.76	$10.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,630

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$11.47	$10.79	$8.53	$7.92	$6.93	$5.74	$5.12	$9.79	$10.00	N/A
End of period	$11.04	$11.47	$10.79	$8.53	$7.92	$6.93	$5.74	$5.12	$9.79	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.56	$16.14	$11.83	$10.30	$9.59	$9.53	$8.14	$10.94	$10.50	N/A
End of period	$20.19	$19.56	$16.14	$11.83	$10.30	$9.59	$9.53	$8.14	$10.94	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$13.70	$15.06	$12.80	$11.20	$13.18	$12.74	$10.17	$18.40	$17.22	$14.15
End of period	$13.12	$13.70	$15.06	$12.80	$11.20	$13.18	$12.74	$10.17	$18.40	$17.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	868

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.90	$13.82	$10.83	$9.48	$9.99	$8.81	$7.33	$13.16	$13.40	$11.64
End of period	$14.00	$14.90	$13.82	$10.83	$9.48	$9.99	$8.81	$7.33	$13.16	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.14	$15.81	$11.57	$9.98	$10.11	$8.90	$6.85	$12.10	$10.49	N/A
End of period	$17.82	$18.14	$15.81	$11.57	$9.98	$10.11	$8.90	$6.85	$12.10	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.13	$19.97	$15.51	$13.66	$14.41	$11.82	$8.84	$14.63	$14.06	$13.23
End of period	$19.92	$21.13	$19.97	$15.51	$13.66	$14.41	$11.82	$8.84	$14.63	$14.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.29	$13.05	$10.24	$9.16	$9.32	$8.41	$6.89	$11.41	$11.23	$10.08
End of period	$13.96	$14.29	$13.05	$10.24	$9.16	$9.32	$8.41	$6.89	$11.41	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.30	$18.06	$13.47	$12.00	$12.95	$10.59	$8.58	$13.61	$14.36	$12.62
End of period	$16.92	$18.30	$18.06	$13.47	$12.00	$12.95	$10.59	$8.58	$13.61	$14.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.49	$14.32	$12.76	$11.59	$12.12	$11.05	$9.24	$13.16	$12.51	N/A
End of period	$13.93	$14.49	$14.32	$12.76	$11.59	$12.12	$11.05	$9.24	$13.16	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$35.48	$33.70	$25.09	$21.80	$22.78	$20.14	$14.49	$26.18	$24.55	N/A
End of period	$38.05	$35.48	$33.70	$25.09	$21.80	$22.78	$20.14	$14.49	$26.18	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$56.12	$51.36	$38.85	$35.31	$37.00	$29.87	$21.01	$36.54	$32.19	N/A
End of period	$57.88	$56.12	$51.36	$38.85	$35.31	$37.00	$29.87	$21.01	$36.54	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.28	$23.44	$18.47	$16.39	$17.28	$15.69	$13.07	$20.24	$19.38	N/A
End of period	$23.72	$25.28	$23.44	$18.47	$16.39	$17.28	$15.69	$13.07	$20.24	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 644-4565 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center: (for Contracts purchased through a bank or another financial institution)	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30386, Lansing, Michigan 48909-7886
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

April 25, 2016

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 25, 2016 . The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-644-4565.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, the JNL/Mellon Capital DowSM 10 Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT

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TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings

3

should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or

4

suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM AL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

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THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE

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SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative

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services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $520,500 in 2013, $391,000 in 2014 , and $410,087 in 2015 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective Advisors IISM contracts, the aggregate amount of commissions paid to broker/dealers was $24,324,685 in 2013, $25,469,579 in 2014 , and $23,258,209 in 2015 . JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include

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general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the

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net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

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Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

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The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust , JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 99 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS

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on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and

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depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order;

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(7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

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Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts

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to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2016 . The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2016 , these levels are $117,000 in the case of single taxpayers, $186,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the

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participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $18,000 elective deferral limitation in 2016 . The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

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The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with no

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optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The following fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

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Accumulation Unit Values
Base Contract - 1.75% (Contracts issued on or after August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.51	$11.16	$9.15	$8.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	$11.51	$11.16	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,034	16,931	20,538	11,159	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.68	$12.25	$10.65	$9.56	$9.66	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$12.68	$12.25	$10.65	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	722,439	79,610	76,939	70,547	93,576	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.29	$11.91	$9.88	$8.80	$9.03	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$12.29	$11.91	$9.88	$8.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	244,773	59,645	62,441	60,802	71,834	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.41	$16.34	$14.60	$13.37	$13.96	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$16.41	$16.34	$14.60	$13.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	363,392	61,493	74,692	60,970	43,730	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.81	$16.78	$15.19	$13.88	$14.69	N/A	N/A	N/A	N/A	N/A
End of period	$16.14	$16.81	$16.78	$15.19	$13.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173,492	62,039	110,063	106,521	109,762	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.76	$16.75	$15.44	$14.18	$15.13	N/A	N/A	N/A	N/A	N/A
End of period	$16.13	$16.76	$16.75	$15.44	$14.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	504,441	111,078	174,212	193,848	266,817	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.26	$36.89	$28.77	$25.72	$26.79	N/A	N/A	N/A	N/A	N/A
End of period	$34.90	$37.26	$36.89	$28.77	$25.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92,630	18,662	25,244	22,797	38,566	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.96	$18.25	$13.82	$11.95	$12.51	N/A	N/A	N/A	N/A	N/A
End of period	$15.98	$17.96	$18.25	$13.82	$11.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	154,146	29,728	40,252	40,010	46,141	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.95	$11.66	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$11.95	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	232,166	13,331	4,894	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.34	$14.46	$11.11	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.52	$16.34	$14.46	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	350,132	73,051	67,062	95,746	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.43	$10.49	$11.00	$10.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	$10.43	$10.49	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	235,764	53,416	64,166	81,749	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.71	$12.71	$10.11	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$12.71	$12.71	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	186,064	20,295	15,381	20,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.53	$12.25	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	$12.53	$12.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	120,736	1,083	1,098	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.12	$14.88	$11.39	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.00	$16.12	$14.88	$11.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	454,992	114,331	110,139	98,775	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.80	$12.39	$10.41	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	$11.80	$12.39	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	424,053	48,999	18,266	23,345	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.72	$11.88	$10.91	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.16	$10.72	$11.88	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	362,389	79,529	82,880	77,471	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.80	$11.79	$10.49	$9.74	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$11.80	$11.79	$10.49	$9.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,133,924	179,520	228,123	237,187	274,207	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.11	$10.81	$10.04	$10.14	$11.14	N/A	N/A	N/A	N/A	N/A
End of period	$6.82	$9.11	$10.81	$10.04	$10.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	379,429	75,356	86,325	86,855	107,962	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.57	$36.05	$26.39	$24.28	$24.53	N/A	N/A	N/A	N/A	N/A
End of period	$40.26	$38.57	$36.05	$26.39	$24.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,624	10,763	12,244	13,504	17,384	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.44	$14.64	$12.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	$15.44	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	205,285	32,564	10,735	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.28	$13.44	$11.84	$10.66	$11.38	N/A	N/A	N/A	N/A	N/A
End of period	$12.85	$13.28	$13.44	$11.84	$10.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189,666	87,693	83,910	78,962	63,486	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.87	$32.68	$26.99	$23.47	$25.01	N/A	N/A	N/A	N/A	N/A
End of period	$33.16	$32.87	$32.68	$26.99	$23.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,867	11,764	8,298	7,060	5,471	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.98	$14.76	$12.37	$10.74	$12.55	N/A	N/A	N/A	N/A	N/A
End of period	$12.30	$12.98	$14.76	$12.37	$10.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155,212	29,443	31,895	24,879	19,977	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.11	$23.27	$17.52	$15.68	$16.09	N/A	N/A	N/A	N/A	N/A
End of period	$24.15	$25.11	$23.27	$17.52	$15.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136,475	51,870	6,486	9,648	9,304	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.39	$8.08	$8.75	$7.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$8.39	$8.08	$8.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,140	16,215	16,571	14,149	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.71	$7.05	$7.34	$6.05	$8.54	N/A	N/A	N/A	N/A	N/A
End of period	$7.20	$7.71	$7.05	$7.34	$6.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,632	13,487	18,000	22,652	33,950	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.72	$11.62	$9.54	$8.37	$8.64	N/A	N/A	N/A	N/A	N/A
End of period	$10.81	$11.72	$11.62	$9.54	$8.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	253,297	55,771	35,751	40,521	49,719	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.62	$11.07	$8.65	$7.21	$7.81	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	$10.62	$11.07	$8.65	$7.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	121,307	22,182	30,792	38,730	34,956	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.59	$11.85	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$11.59	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227,191	19,126	12,305	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.68	$13.49	$12.03	$10.91	$10.83	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$13.68	$13.49	$12.03	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	467,625	78,526	96,057	100,617	139,832	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.66	$10.86	$8.34	$6.67	$7.93	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	$9.66	$10.86	$8.34	$6.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	236,830	58,982	63,042	67,507	95,640	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.89	$11.27	$8.94	$8.01	$8.20	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	$11.89	$11.27	$8.94	$8.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	149,065	36,365	28,764	22,862	43,768	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.18	$23.35	$24.01	$22.68	$21.72	N/A	N/A	N/A	N/A	N/A
End of period	$23.85	$24.18	$23.35	$24.01	$22.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	151,326	38,820	42,404	68,545	76,652	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.99	$17.98	$13.78	$11.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.88	$19.99	$17.98	$13.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	157,240	21,752	18,184	27,561	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.05	$11.65	$8.84	$7.52	$8.56	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	$13.05	$11.65	$8.84	$7.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,043	30,189	21,434	1,668	1,871	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.25	$14.38	$14.24	$11.29	$12.26	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$16.25	$14.38	$14.24	$11.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230,897	44,700	30,347	30,810	35,540	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.04	$19.33	$16.53	$14.54	$15.88	N/A	N/A	N/A	N/A	N/A
End of period	$18.33	$19.04	$19.33	$16.53	$14.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	160,356	28,333	26,683	23,329	21,020	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.95	$16.86	$12.29	$11.12	$12.13	N/A	N/A	N/A	N/A	N/A
End of period	$18.52	$17.95	$16.86	$12.29	$11.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,260	14,849	19,090	23,167	36,377	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.16	$24.37	$18.95	$17.90	$19.30	N/A	N/A	N/A	N/A	N/A
End of period	$23.37	$26.16	$24.37	$18.95	$17.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,767	6,227	6,063	6,016	15,368	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.58	$23.17	$16.88	$14.60	$15.06	N/A	N/A	N/A	N/A	N/A
End of period	$23.72	$24.58	$23.17	$16.88	$14.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	184,346	15,888	18,102	8,170	13,621	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.42	$14.23	$11.71	$10.17	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$13.42	$14.23	$11.71	$10.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	613,965	144,422	160,492	166,513	185,682	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.74	$34.54	$24.75	$21.67	$23.43	N/A	N/A	N/A	N/A	N/A
End of period	$38.20	$37.74	$34.54	$24.75	$21.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	98,920	13,427	13,993	2,267	14,669	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.52	$18.85	$19.88	$19.52	$18.08	N/A	N/A	N/A	N/A	N/A
End of period	$19.27	$19.52	$18.85	$19.88	$19.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	212,523	21,545	27,684	51,236	85,198	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.59	$11.84	$9.43	$8.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	$12.59	$11.84	$9.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,304	1,983	1,436	1,233	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.74	$13.24	$13.85	$13.60	$12.92	N/A	N/A	N/A	N/A	N/A
End of period	$13.48	$13.74	$13.24	$13.85	$13.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	109,435	25,679	46,844	58,726	43,259	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.45	$7.18	$6.04	$5.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$7.45	$7.18	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,777	6,496	7,154	8,320	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.18	$19.45	$14.03	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.04	$21.18	$19.45	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	114,190	7,011	9,493	9,911	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.36	$13.31	$10.38	$9.49	$8.19	N/A	N/A	N/A	N/A	N/A
End of period	$14.02	$14.36	$13.31	$10.38	$9.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,637	16,764	18,646	29,145	35,278	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.29	$9.82	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.74	$9.29	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	235,825	12,699	18,407	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.15	$14.90	$11.61	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	$14.15	$14.90	$11.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	210,059	9,288	5,833	2,855	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.47	$10.32	$7.88	$6.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$11.47	$10.32	$7.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,187	33,518	37,800	23,072	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$18.30	$16.80	$15.09	$12.49	$13.86	N/A	N/A	N/A	N/A	N/A
End of period	$16.50	$18.30	$16.80	$15.09	$12.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,881	8,445	10,164	6,261	6,184	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.48	$19.91	$14.38	$12.34	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$25.64	$24.48	$19.91	$14.38	$12.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	298,990	36,022	23,659	10,990	21,078	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.92	$12.49	$10.27	$9.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$12.92	$12.49	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,722	5,838	3,802	5,409	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.52	$17.90	$15.00	$12.93	$15.00	N/A	N/A	N/A	N/A	N/A
End of period	$16.05	$16.52	$17.90	$15.00	$12.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	128,091	40,647	48,538	50,231	42,443	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.28	$15.79	$12.20	$10.52	$10.93	N/A	N/A	N/A	N/A	N/A
End of period	$16.46	$17.28	$15.79	$12.20	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107,651	25,891	28,942	34,670	64,016	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.03	$18.07	$13.03	$11.08	$11.06	N/A	N/A	N/A	N/A	N/A
End of period	$20.96	$21.03	$18.07	$13.03	$11.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,990	27,540	17,943	14,825	21,621	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.56	$39.23	$31.85	$31.06	$30.61	N/A	N/A	N/A	N/A	N/A
End of period	$26.06	$34.56	$39.23	$31.85	$31.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123,221	13,368	17,872	22,800	24,064	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.42	$15.20	$13.73	$12.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.90	$15.42	$15.20	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,249	289	1,464	1,494	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.34	$14.84	$10.75	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	$15.34	$14.84	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,580	3,987	10,126	2,461	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.49	$23.74	$18.17	$15.77	$16.40	N/A	N/A	N/A	N/A	N/A
End of period	$24.37	$25.49	$23.74	$18.17	$15.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	159,346	18,077	32,733	23,562	22,749	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.24	$15.51	$11.99	$10.58	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$17.09	$17.24	$15.51	$11.99	$10.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	465,788	61,630	106,797	117,914	141,363	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.82	$15.56	$11.57	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.76	$15.82	$15.56	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,498	2,797	12,323	4,643	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.08	$21.47	$15.78	$13.86	$14.74	N/A	N/A	N/A	N/A	N/A
End of period	$20.71	$22.08	$21.47	$15.78	$13.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107,605	25,272	56,093	47,018	42,945	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.64	$8.98	$7.24	$6.62	$6.76	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$10.64	$8.98	$7.24	$6.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	357,918	49,292	46,050	37,503	61,279	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.55	$12.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,395	1,424	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.54	$10.23	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	$10.54	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123,614	15,372	10,956	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.00	$17.97	$14.49	$12.23	$13.56	N/A	N/A	N/A	N/A	N/A
End of period	$18.36	$18.00	$17.97	$14.49	$12.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	199,758	35,169	42,092	26,136	42,868	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.34	$13.14	$14.72	$13.81	$12.58	N/A	N/A	N/A	N/A	N/A
End of period	$12.70	$13.34	$13.14	$14.72	$13.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	450,279	98,968	121,053	167,686	211,549	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.87	$18.47	$19.19	$18.07	$17.54	N/A	N/A	N/A	N/A	N/A
End of period	$18.62	$18.87	$18.47	$19.19	$18.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	756,700	194,812	194,426	349,853	336,263	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.58	$10.75	$10.48	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.58	$10.75	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	357,113	123,142	136,137	70,047	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.48	$18.79	$17.67	$15.40	$14.97	N/A	N/A	N/A	N/A	N/A
End of period	$16.91	$18.48	$18.79	$17.67	$15.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	295,244	97,358	125,398	123,671	117,624	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.25	$14.97	$10.80	$9.44	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$14.68	$16.25	$14.97	$10.80	$9.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,255	7,562	13,704	11,719	10,465	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.37	$14.77	$10.95	$9.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.57	$15.37	$14.77	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,660	2,532	1,955	7,831	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.90	$25.24	$18.32	$16.12	$17.31	N/A	N/A	N/A	N/A	N/A
End of period	$25.03	$27.90	$25.24	$18.32	$16.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,235	8,884	10,265	9,060	8,058	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.58	$17.42	$12.34	$10.81	$10.39	N/A	N/A	N/A	N/A	N/A
End of period	$18.27	$19.58	$17.42	$12.34	$10.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	629,920	140,178	141,769	77,986	92,977	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.39	$18.86	$13.42	$11.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.28	$20.39	$18.86	$13.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	271,580	33,599	35,432	27,473	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.61	$15.76	$12.27	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	$17.61	$15.76	$12.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	660,236	152,763	155,719	142,251	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.73	$18.73	$12.71	$11.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.40	$21.73	$18.73	$12.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	194,570	48,488	40,560	20,804	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.64	$18.75	$15.17	$13.33	$14.25	N/A	N/A	N/A	N/A	N/A
End of period	$19.25	$19.64	$18.75	$15.17	$13.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,426	11,411	10,959	12,379	77,323	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.24	$13.06	$12.72	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.81	$13.24	$13.06	$12.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	696,648	187,279	240,624	274,218	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.62	$18.90	$15.69	$13.85	$14.55	N/A	N/A	N/A	N/A	N/A
End of period	$19.24	$19.62	$18.90	$15.69	$13.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	828,980	89,973	87,245	92,016	141,220	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.69	$14.38	$13.25	$12.16	$12.27	N/A	N/A	N/A	N/A	N/A
End of period	$14.27	$14.69	$14.38	$13.25	$12.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	703,715	112,313	136,213	154,124	111,609	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.46	$17.98	$15.79	$14.13	$14.56	N/A	N/A	N/A	N/A	N/A
End of period	$18.00	$18.46	$17.98	$15.79	$14.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	900,093	213,276	218,983	242,115	287,525	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,663	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.25	$16.02	$10.75	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$18.25	$16.02	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94,446	14,099	10,887	2,198	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.13	$44.12	$32.38	$27.73	$28.55	N/A	N/A	N/A	N/A	N/A
End of period	$51.26	$47.13	$44.12	$32.38	$27.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227,963	27,297	28,117	20,030	26,408	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$74.55	$67.24	$50.13	$44.91	$46.38	N/A	N/A	N/A	N/A	N/A
End of period	$77.99	$74.55	$67.24	$50.13	$44.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	127,524	19,460	19,286	20,625	28,942	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.10	$10.23	$10.41	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$10.10	$10.23	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	468,952	84,383	78,777	163,468	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.07	$21.63	$16.05	$13.69	$14.23	N/A	N/A	N/A	N/A	N/A
End of period	$23.22	$24.07	$21.63	$16.05	$13.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	176,060	34,335	33,629	26,509	25,577	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.69	$34.91	$29.77	$27.52	$27.12	N/A	N/A	N/A	N/A	N/A
End of period	$36.69	$37.69	$34.91	$29.77	$27.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290,975	84,994	73,309	64,533	134,045	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.41	$11.61	$11.82	$12.03	$12.24	N/A	N/A	N/A	N/A	N/A
End of period	$11.21	$11.41	$11.61	$11.82	$12.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	840,695	172,505	239,085	305,316	797,664	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.18	$27.58	$21.42	$18.74	$19.47	N/A	N/A	N/A	N/A	N/A
End of period	$28.73	$30.18	$27.58	$21.42	$18.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,172	18,109	25,774	18,155	23,961	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.10	$12.94	$12.62	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.66	$13.10	$12.94	$12.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,504	5,504	5,504	5,504	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.95	$16.99	$15.82	$14.53	$15.66	$13.78	N/A	N/A	N/A	N/A
End of period	$16.33	$16.95	$16.99	$15.82	$14.53	$15.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,292	15,460	50,087	54,754	105,041	81,507	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	$10.46	N/A	N/A
End of period	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	14,717	18,924	166,607	168,530	160,886	154,073	89,662	11,495	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.53	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	$10.51	N/A	N/A
End of period	$12.08	$12.53	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	N/A	N/A
Accumulation units outstanding at the end of period	30,621	74,371	76,825	79,362	79,161	82,750	88,335	80,198	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	$10.48	N/A	N/A
End of period	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	N/A	N/A
Accumulation units outstanding at the end of period	29,384	23,611	23,163	23,648	44,091	48,925	52,075	47,777	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.27	$16.22	$14.52	$13.31	$13.92	$12.55	N/A	N/A	N/A	N/A
End of period	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,403	17,008	45,497	30,896	12,306	11,986	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.66	$16.66	$15.10	$13.83	$14.65	$13.06	N/A	N/A	N/A	N/A
End of period	$15.97	$16.66	$16.66	$15.10	$13.83	$14.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,282	53,756	62,308	88,728	123,656	142,794	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.62	$16.63	$15.36	$14.12	$15.09	$13.38	N/A	N/A	N/A	N/A
End of period	$15.97	$16.62	$16.63	$15.36	$14.12	$15.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,516	65,782	97,127	93,793	57,138	46,493	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26	$18.89
End of period	$33.91	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26
Accumulation units outstanding at the end of period	11,131	12,446	15,433	16,786	19,944	17,469	8,237	10,142	9,761	6,968

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58	$10.89
End of period	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58
Accumulation units outstanding at the end of period	13,870	18,407	23,203	30,123	34,513	28,431	24,520	25,405	18,093	3,214

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.90	$11.64	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$11.90	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,173	66,232	19,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.22	$14.38	$11.06	$9.94	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$15.39	$16.22	$14.38	$11.06	$9.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,291	23,994	14,937	16,981	5,458	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.44	$10.96	$10.56	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$10.36	$10.44	$10.96	$10.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,993	31,183	21,519	42,171	47,444	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.62	$12.64	$10.07	$8.70	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$12.62	$12.64	$10.07	$8.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,019	8,500	6,659	5,086	9,228	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.48	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$12.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	587	1,472	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.00	$14.80	$11.35	$9.89	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$16.00	$14.80	$11.35	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60,213	67,379	24,226	18,304	13,923	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.72	$12.32	$10.37	$9.00	$10.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.72	$12.32	$10.37	$9.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,789	15,569	7,643	9,281	3,219	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.64	$11.82	$10.86	$9.43	$11.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	$10.64	$11.82	$10.86	$9.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,766	20,414	14,155	12,359	12,602	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.72	$11.73	$10.46	$9.73	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.35	$11.72	$11.73	$10.46	$9.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	100,441	121,150	101,827	72,967	41,873	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	$13.65	N/A	N/A
End of period	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	N/A	N/A
Accumulation units outstanding at the end of period	44,400	59,635	61,280	81,093	124,703	123,734	163,955	147,196	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56
End of period	$39.04	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23
Accumulation units outstanding at the end of period	7,438	6,779	10,550	8,458	12,064	17,630	15,691	14,964	7,944	5,261

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.37	$14.59	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$15.37	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,758	15,364	5,143	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69	$10.76
End of period	$12.55	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69
Accumulation units outstanding at the end of period	9,224	16,506	21,260	16,491	17,496	6,670	20,187	31,264	8,149	11,554

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12
End of period	$32.15	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59
Accumulation units outstanding at the end of period	8,109	8,688	10,939	11,567	17,319	18,295	14,081	14,155	12,708	3,849

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77
End of period	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24
Accumulation units outstanding at the end of period	58,339	57,437	56,102	58,877	66,941	74,240	72,710	119,379	128,752	47,586

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73
End of period	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44
Accumulation units outstanding at the end of period	9,121	6,022	7,682	6,650	9,064	11,397	8,212	10,176	4,533	2,749

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.30	$8.01	$8.69	$7.22	$9.34	$7.97	$4.79	N/A	N/A	N/A
End of period	$6.79	$8.30	$8.01	$8.69	$7.22	$9.34	$7.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,372	15,199	14,965	14,189	20,574	21,946	26,059	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14	N/A	N/A	N/A
End of period	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,549	20,665	25,097	26,935	41,285	46,743	69,051	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	$9.91	N/A	N/A
End of period	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	N/A	N/A
Accumulation units outstanding at the end of period	200,217	227,671	226,357	276,620	325,152	376,982	436,078	552,987	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	$9.88	N/A	N/A
End of period	$9.64	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	N/A	N/A
Accumulation units outstanding at the end of period	24,604	31,996	33,378	27,887	27,755	31,682	36,826	38,735	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.53	$11.81	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$11.53	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,480	57,558	31,281	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	$10.84	N/A
End of period	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	N/A
Accumulation units outstanding at the end of period	144,962	190,773	165,569	198,271	244,005	254,871	247,495	277,364	330,035	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	$4.46	$9.86	N/A	N/A
End of period	$9.74	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	$4.46	N/A	N/A
Accumulation units outstanding at the end of period	21,052	23,040	18,846	17,485	22,606	11,605	16,480	5,491	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	$9.84	N/A	N/A
End of period	$10.99	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	N/A	N/A
Accumulation units outstanding at the end of period	50,262	57,915	58,995	67,826	74,197	95,105	109,217	106,132	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88
End of period	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36
Accumulation units outstanding at the end of period	22,760	26,822	29,039	36,688	35,414	50,858	61,399	63,277	65,488	34,981

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	$9.64	N/A	N/A	N/A
End of period	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,160	12,286	14,592	25,064	28,196	39,133	21,562	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25
End of period	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77
Accumulation units outstanding at the end of period	13,145	17,894	23,117	25,992	39,757	32,768	32,183	37,787	36,048	27,406

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	$10.65	N/A	N/A
End of period	$12.43	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	17,657	9,554	19,512	12,355	13,480	17,598	13,108	23,012	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55
End of period	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46
Accumulation units outstanding at the end of period	71,034	84,626	89,691	105,717	98,486	106,186	115,650	135,914	132,669	71,432

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95
End of period	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78
Accumulation units outstanding at the end of period	10,106	11,618	11,881	9,816	11,198	23,988	29,785	30,747	22,584	30,895

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58
End of period	$18.13	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26
Accumulation units outstanding at the end of period	7,395	9,311	15,919	9,040	11,682	27,436	29,969	33,722	27,432	7,705

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79
End of period	$22.76	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00
Accumulation units outstanding at the end of period	4,860	9,865	12,711	13,393	24,222	20,219	22,113	28,528	25,118	18,163

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49
End of period	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03
Accumulation units outstanding at the end of period	11,777	7,246	10,249	9,843	11,132	14,251	16,181	14,913	9,611	5,260

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.31	$14.14	$11.66	$10.13	$11.16	$10.36	N/A	N/A	N/A	N/A
End of period	$11.87	$13.31	$14.14	$11.66	$10.13	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,444	92,777	130,710	123,864	134,600	85,915	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93	$20.86
End of period	$37.04	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93
Accumulation units outstanding at the end of period	6,056	7,404	5,255	8,633	7,988	9,557	8,900	7,185	10,537	5,045

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11	$14.91
End of period	$18.68	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11
Accumulation units outstanding at the end of period	26,241	28,817	33,102	44,047	66,630	51,399	56,261	140,820	77,198	5,228

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	$10.85	N/A
End of period	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	N/A
Accumulation units outstanding at the end of period	40,602	52,156	56,370	68,164	78,674	84,596	125,380	97,645	92,000	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.45	$11.72	$9.35	$8.22	$8.56	$7.49	$6.13	$9.79	N/A	N/A
End of period	$11.94	$12.45	$11.72	$9.35	$8.22	$8.56	$7.49	$6.13	N/A	N/A
Accumulation units outstanding at the end of period	6,975	8,800	7,260	6,821	5,249	5,595	8,045	8,569	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94
End of period	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13
Accumulation units outstanding at the end of period	42,811	45,687	49,873	59,788	67,168	68,350	71,678	75,074	86,163	26,321

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40
End of period	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88
Accumulation units outstanding at the end of period	11,882	14,232	21,596	28,967	19,725	26,377	28,021	56,743	61,052	15,318

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32	$10.17
End of period	$21.49	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32
Accumulation units outstanding at the end of period	14,313	30,057	42,106	50,439	9,111	18,266	9,492	19,455	5,932	4,368

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03	$8.67
End of period	$13.68	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03
Accumulation units outstanding at the end of period	34,040	30,581	35,103	42,977	49,559	51,287	52,408	65,348	97,814	95,589

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.25	$9.79	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.69	$9.25	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,637	15,227	14,428	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.02	$14.79	$11.54	$10.83	$11.91	$11.88	N/A	N/A	N/A	N/A
End of period	$13.48	$14.02	$14.79	$11.54	$10.83	$11.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,095	6,108	2,833	2,507	2,262	5,377	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34	$12.32
End of period	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34
Accumulation units outstanding at the end of period	26,143	22,197	35,791	39,138	30,173	52,765	44,322	69,856	15,992	10,483

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09	$12.43
End of period	$16.09	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09
Accumulation units outstanding at the end of period	37,449	50,818	62,514	70,582	74,820	79,215	99,793	141,039	176,573	119,723

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10
End of period	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58
Accumulation units outstanding at the end of period	31,033	22,596	21,349	11,385	9,627	15,408	20,923	41,349	14,486	8,240

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	$9.87	N/A	N/A
End of period	$12.35	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	N/A	N/A
Accumulation units outstanding at the end of period	11,523	7,586	10,338	11,490	7,697	13,108	11,547	10,700	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90
End of period	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36
Accumulation units outstanding at the end of period	64,838	53,794	59,102	62,928	66,869	68,722	75,464	95,466	95,503	51,137

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83
End of period	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79
Accumulation units outstanding at the end of period	527,642	561,547	624,032	687,922	853,256	1,245,766	1,588,957	2,088,598	2,306,532	1,229,827

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80	$10.51
End of period	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80
Accumulation units outstanding at the end of period	16,611	10,518	12,794	17,574	10,324	5,556	13,152	13,030	22,535	13,947

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00	$22.78
End of period	$25.42	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00
Accumulation units outstanding at the end of period	23,481	24,563	30,889	35,958	51,320	39,991	41,674	46,973	47,049	28,158

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.28	$15.08	$13.65	$12.42	$12.90	$11.64	N/A	N/A	N/A	N/A
End of period	$15.73	$15.28	$15.08	$13.65	$12.42	$12.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,133	3,576	3,547	3,535	2,202	3,771	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	$10.17	N/A
End of period	$13.63	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	N/A
Accumulation units outstanding at the end of period	88,084	30,032	41,438	1,200	4,133	2,376	2,387	3,265	4,638	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93
End of period	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99
Accumulation units outstanding at the end of period	37,581	34,913	41,026	40,646	35,162	30,610	33,547	36,339	48,010	33,490

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61
End of period	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98
Accumulation units outstanding at the end of period	90,562	94,086	102,975	76,199	74,200	76,809	100,983	90,489	78,941	36,804

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.64	$15.41	$11.47	$10.27	$11.34	$9.57	$6.04	$8.82	N/A	N/A
End of period	$14.57	$15.64	$15.41	$11.47	$10.27	$11.34	$9.57	$6.04	N/A	N/A
Accumulation units outstanding at the end of period	11,279	17,231	19,873	24,152	18,654	14,915	19,212	16,709	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28
End of period	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31
Accumulation units outstanding at the end of period	39,642	52,677	53,984	31,966	30,878	33,231	41,673	29,592	31,102	22,714

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02	$5.61
End of period	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02
Accumulation units outstanding at the end of period	34,435	30,368	41,898	30,177	38,318	52,146	92,718	38,601	18,823	14,060

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.50	$12.79	$9.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.74	$12.50	$12.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,305	1,002	2,458	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.50	$10.20	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.17	$10.50	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,924	3,265	57	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26	$12.42
End of period	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26
Accumulation units outstanding at the end of period	14,703	13,610	13,959	20,428	18,750	21,679	27,277	32,121	28,673	31,883

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	$10.89	N/A	N/A
End of period	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	54,927	54,624	87,343	187,202	209,221	190,063	194,366	143,683	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55
End of period	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76
Accumulation units outstanding at the end of period	92,825	137,506	200,069	285,329	241,990	288,586	282,946	223,149	96,531	60,362

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.52	$10.70	$10.45	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.19	$10.52	$10.70	$10.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,436	34,764	45,977	3,909	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68	$12.62
End of period	$16.47	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68
Accumulation units outstanding at the end of period	39,485	66,048	81,706	86,611	67,599	80,908	82,547	63,014	62,557	31,910

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	$5.62	N/A	N/A	N/A
End of period	$14.51	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,192	16,359	22,807	7,878	8,611	6,983	1,751	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.21	$14.65	$10.87	$9.25	$10.25	$8.18	$6.23	N/A	N/A	N/A
End of period	$14.40	$15.21	$14.65	$10.87	$9.25	$10.25	$8.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,556	7,879	11,631	8,277	9,404	5,331	1,092	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45
End of period	$24.27	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57
Accumulation units outstanding at the end of period	3,882	2,123	1,802	3,387	10,499	7,314	8,382	8,286	112	562

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	$5.92	N/A	N/A	N/A
End of period	$13.93	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,481	17,780	21,159	28,550	30,729	38,445	22,423	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65	$9.92	N/A	N/A
End of period	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65	N/A	N/A
Accumulation units outstanding at the end of period	160,521	133,003	122,120	124,897	144,119	141,039	149,956	254,934	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.18	$18.68	$13.32	$11.64	$10.74	$9.71	$6.87	N/A	N/A	N/A
End of period	$20.03	$20.18	$18.68	$13.32	$11.64	$10.74	$9.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,751	15,177	22,329	16,114	7,437	8,704	21,415	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	$7.09	N/A	N/A	N/A
End of period	$17.22	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,684	94,389	115,438	40,440	43,799	36,391	8,327	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.50	$18.56	$12.62	$11.27	$10.78	$9.61	$6.24	N/A	N/A	N/A
End of period	$18.18	$21.50	$18.56	$12.62	$11.27	$10.78	$9.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,643	13,247	15,109	4,543	8,242	5,672	3,589	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80	$13.05
End of period	$18.74	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80
Accumulation units outstanding at the end of period	43,247	23,401	26,135	46,221	30,090	31,835	34,967	29,555	22,396	9,110

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49
End of period	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10
Accumulation units outstanding at the end of period	90,370	82,070	94,321	102,119	125,037	186,335	165,050	158,942	77,682	38,365

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16
End of period	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74
Accumulation units outstanding at the end of period	48,958	66,413	83,548	82,842	109,369	125,051	132,842	97,072	93,068	4,528

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81
End of period	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71
Accumulation units outstanding at the end of period	146,692	148,218	147,232	230,371	231,992	243,902	287,981	268,252	173,166	106,910

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73
End of period	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01
Accumulation units outstanding at the end of period	194,356	174,032	151,817	156,195	213,036	247,042	230,414	244,907	223,331	108,631

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,146	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.05	$15.88	$10.67	$8.92	$9.61	$8.90	$6.35	N/A	N/A	N/A
End of period	$16.35	$18.05	$15.88	$10.67	$8.92	$9.61	$8.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,604	5,482	5,932	4,051	3,099	9,887	20,422	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54	$25.58
End of period	$49.70	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54
Accumulation units outstanding at the end of period	16,638	13,580	13,743	17,845	16,065	23,466	24,490	22,171	11,587	1,692

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43	$35.72
End of period	$75.61	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43
Accumulation units outstanding at the end of period	16,998	19,477	19,780	21,763	21,371	27,104	29,921	28,082	21,212	4,935

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	$10.18	N/A
End of period	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	N/A
Accumulation units outstanding at the end of period	112,972	127,248	121,491	131,788	135,324	109,642	93,046	68,866	24,430	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84	$13.45
End of period	$22.68	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84
Accumulation units outstanding at the end of period	11,619	18,707	18,905	21,327	21,067	27,460	33,016	35,210	32,036	9,805

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29	$22.68
End of period	$35.57	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29
Accumulation units outstanding at the end of period	28,431	36,850	42,638	36,874	37,272	42,476	50,197	48,833	38,718	23,729

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03	$11.73
End of period	$10.87	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03
Accumulation units outstanding at the end of period	288,680	243,952	260,502	365,530	390,379	395,618	639,262	983,661	538,744	103,491

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26
End of period	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48
Accumulation units outstanding at the end of period	7,830	9,463	12,199	13,585	14,696	18,704	21,898	28,314	23,849	12,584

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.33	$11.00	$9.04	$8.05	$8.47	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$11.33	$11.00	$9.04	$8.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,582	1,718	1,885	2,130	1,867	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.22	$16.18	$14.49	$13.29	$13.91	N/A	N/A	N/A	N/A	N/A
End of period	$15.55	$16.22	$16.18	$14.49	$13.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	498	515	555	560	541	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.61	$16.62	$15.07	$13.81	$14.64	N/A	N/A	N/A	N/A	N/A
End of period	$15.92	$16.61	$16.62	$15.07	$13.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,616	3,499	4,668	4,716	5,445	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.57	$16.59	$15.33	$14.10	$15.07	N/A	N/A	N/A	N/A	N/A
End of period	$15.92	$16.57	$16.59	$15.33	$14.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	4,344	4,987	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14	$18.80
End of period	$33.58	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14
Accumulation units outstanding at the end of period	—	—	135	—	449	882	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57	$10.89
End of period	$15.64	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57
Accumulation units outstanding at the end of period	70,844	72,610	73,743	74,332	88,706	39,977	342	359	354	355

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.18	$14.35	$11.05	$9.93	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$15.34	$16.18	$14.35	$11.05	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,356	2,398	2,810	2,953	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.34	$10.42	$10.95	$10.55	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$10.34	$10.42	$10.95	$10.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,212	7,324	7,432	7,518	7,646	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.59	$12.61	$10.06	$8.70	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$12.59	$12.61	$10.06	$8.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,910	47,573	47,852	45,276	49,496	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.96	$14.77	$11.33	$9.88	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$15.96	$14.77	$11.33	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,407	9,106	8,996	9,196	6,387	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.69	$12.30	$10.36	$8.99	$10.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$11.69	$12.30	$10.36	$8.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,855	3,812	3,795	3,767	589	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.62	$11.80	$10.85	$9.43	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$10.62	$11.80	$10.85	$9.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,105	64,735	59,307	60,107	48,426	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.70	$11.71	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$11.70	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	172	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.96	$10.66	$9.92	$10.04	$11.05	$9.60	$6.53	N/A	N/A	N/A
End of period	$6.70	$8.96	$10.66	$9.92	$10.04	$11.05	$9.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,082	1,746	1,597	2,376	2,506	3,691	2,746	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12	$25.42
End of period	$38.69	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12
Accumulation units outstanding at the end of period	164	180	753	232	226	237	102	110	158	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.35	$14.58	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$15.35	$14.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	407	1,246	1,293	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66	$10.73
End of period	$12.45	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66
Accumulation units outstanding at the end of period	6,036	6,103	5,972	8,269	8,355	5,542	3,825	159	163	164

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.60	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45	$22.00
End of period	$31.82	$31.60	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45
Accumulation units outstanding at the end of period	—	—	40	45	—	—	—	—	2,076	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.53	$14.28	$11.99	$10.44	$12.21	$11.57	$9.07	$16.66	$15.17	$11.72
End of period	$11.85	$12.53	$14.28	$11.99	$10.44	$12.21	$11.57	$9.07	$16.66	$15.17
Accumulation units outstanding at the end of period	167,816	164,412	156,146	83,886	87,588	56,393	810	879	4,873	936

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34	$16.65
End of period	$23.15	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34
Accumulation units outstanding at the end of period	4,751	5,892	6,431	27,504	32,062	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.27	$7.98	$8.66	$7.21	$9.33	N/A	N/A	N/A	N/A	N/A
End of period	$6.76	$8.27	$7.98	$8.66	$7.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,758	65,698	55,681	1,293	2,988	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.61	$6.96	$7.27	$6.00	$8.49	$7.40	N/A	N/A	N/A	N/A
End of period	$7.08	$7.61	$6.96	$7.27	$6.00	$8.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,065	3,268	3,108	16,011	70,059	22,399	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.54	$11.46	$9.43	$8.29	$8.57	$7.92	$6.20	N/A	N/A	N/A
End of period	$10.62	$11.54	$11.46	$9.43	$8.29	$8.57	$7.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.46	$10.92	$8.54	$7.14	$7.75	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$10.46	$10.92	$8.54	$7.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,758	21,451	22,174	9,585	9,578	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.52	$11.80	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.83	$11.52	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,006	1,080	1,175	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	$10.84	N/A
End of period	$12.21	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	N/A
Accumulation units outstanding at the end of period	281	281	522	2,115	1,820	1,840	1,838	1,793	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.53	$10.73	$8.26	$6.62	$7.88	$6.67	$4.46	$9.86	N/A	N/A
End of period	$9.70	$9.53	$10.73	$8.26	$6.62	$7.88	$6.67	$4.46	N/A	N/A
Accumulation units outstanding at the end of period	106,242	106,761	105,464	64,021	73,393	70,175	148	160	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.70	$11.12	$8.84	$7.93	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.70	$11.12	$8.84	$7.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	3,137	3,481	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26	$17.78
End of period	$22.89	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26
Accumulation units outstanding at the end of period	3,741	3,601	3,133	3,146	3,174	1,663	—	—	1,136	1,273

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.26	$13.15	$14.55	$12.36	$13.22	$11.62	N/A	N/A	N/A	N/A
End of period	$10.54	$12.26	$13.15	$14.55	$12.36	$13.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,268	6,169	6,115	6,773	6,985	4,618	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76	$11.24
End of period	$17.50	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76
Accumulation units outstanding at the end of period	31,562	34,874	36,535	35,483	42,556	21,050	—	—	6,649	932

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.84	$11.49	$8.73	$7.45	$8.50	$7.97	N/A	N/A	N/A	N/A
End of period	$12.37	$12.84	$11.49	$8.73	$7.45	$8.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,145	8,287	8,321	8,494	8,592	4,877	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55
End of period	$15.48	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45
Accumulation units outstanding at the end of period	1,721	1,847	2,074	1,457	2,292	7,200	—	—	760	792

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.30	$18.62	$15.96	$14.06	$15.40	$13.98	$10.40	$17.96	$16.69	$13.88
End of period	$17.59	$18.30	$18.62	$15.96	$14.06	$15.40	$13.98	$10.40	$17.96	$16.69
Accumulation units outstanding at the end of period	6,728	6,046	6,192	28,801	32,947	—	—	—	591	715

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.48	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22	$11.56
End of period	$18.00	$17.48	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22
Accumulation units outstanding at the end of period	27,372	30,285	32,852	—	352	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.28	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90	$17.72
End of period	$22.55	$25.28	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90
Accumulation units outstanding at the end of period	3,749	4,752	5,082	23,727	27,202	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.94	$22.61	$16.50	$14.30	$14.78	$11.94	$9.03	$15.29	$14.00	$12.47
End of period	$23.06	$23.94	$22.61	$16.50	$14.30	$14.78	$11.94	$9.03	$15.29	$14.00
Accumulation units outstanding at the end of period	145	361	88	108	112	3,086	4,060	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.28	$14.11	$11.64	$10.12	$11.15	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$13.28	$14.11	$11.64	$10.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,006	7,098	7,390	7,688	7,471	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.29	$33.27	$23.89	$20.96	$22.71	$18.44	$13.15	$24.13	$22.80	$20.74
End of period	$36.66	$36.29	$33.27	$23.89	$20.96	$22.71	$18.44	$13.15	$24.13	$22.80
Accumulation units outstanding at the end of period	13,391	14,549	15,657	—	2,133	—	—	—	411	527

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02	$14.84
End of period	$18.49	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02
Accumulation units outstanding at the end of period	414	293	—	—	5,694	6,973	427	2,718	2,802	771

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	$10.85	N/A
End of period	$9.61	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	N/A
Accumulation units outstanding at the end of period	7,557	8,781	9,064	38,011	40,900	17,751	2,543	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.40	$11.68	$9.33	$8.20	$8.54	$7.48	$6.12	N/A	N/A	N/A
End of period	$11.88	$12.40	$11.68	$9.33	$8.20	$8.54	$7.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10	$10.92
End of period	$13.11	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10
Accumulation units outstanding at the end of period	1,909	1,717	1,400	2,365	1,471	1,493	4,122	2,772	9,297	7,836

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86	$4.39
End of period	$7.27	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86
Accumulation units outstanding at the end of period	—	—	—	—	—	1,313	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28	$10.14
End of period	$21.32	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	645	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.92	$12.93	$10.10	$9.26	$8.00	$6.54	$5.76	$10.88	$10.98	$8.64
End of period	$13.57	$13.92	$12.93	$10.10	$9.26	$8.00	$6.54	$5.76	$10.88	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,058	4,677

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.23	$9.77	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.67	$9.23	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	179,324	175,860	154,216	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,308	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29	$12.28
End of period	$10.78	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	—	8,540	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.74	$16.31	$14.68	$12.18	$13.54	$12.04	$9.37	$18.55	$17.02	$12.39
End of period	$15.96	$17.74	$16.31	$14.68	$12.18	$13.54	$12.04	$9.37	$18.55	$17.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	138	144	3,263	3,756

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53	$11.07
End of period	$24.81	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53
Accumulation units outstanding at the end of period	2,951	3,028	3,296	2,414	315	921	20	242	3,152	3,640

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.72	$12.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$12.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,073	2,111	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31	$14.87
End of period	$15.61	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31
Accumulation units outstanding at the end of period	—	—	1,036	—	—	—	1,450	—	2,357	4,956

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78	$11.82
End of period	$16.10	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78
Accumulation units outstanding at the end of period	13,640	14,632	17,298	25,628	28,670	31,590	33,721	50,158	45,112	27,997

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79	$10.50
End of period	$20.50	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79
Accumulation units outstanding at the end of period	1,727	1,780	233	256	270	317	325	143	3,436	5,012

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90	$22.71
End of period	$25.22	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90
Accumulation units outstanding at the end of period	634	651	604	131	133	383	136	40	1,352	2,290

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.23	$15.05	$13.62	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.68	$15.23	$15.05	$13.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,367	2,422	1,802	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	468	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95	$13.90
End of period	$23.70	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95
Accumulation units outstanding at the end of period	2,014	2,014	2,014	2,014	2,242	2,014	2,234	646	4,051	4,931

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95	$10.59
End of period	$16.61	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95
Accumulation units outstanding at the end of period	6,420	5,325	5,003	4,388	4,408	329	2,659	2,535	8,412	7,149

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.58	$15.35	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.51	$15.58	$15.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,787	2,852	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28	$13.26
End of period	$20.14	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28
Accumulation units outstanding at the end of period	479	220	209	1,128	1,203	16,888	2,653	873	3,821	3,376

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00	$5.60
End of period	$10.56	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00
Accumulation units outstanding at the end of period	3,175	3,454	3,735	3,245	3,834	38,033	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.48	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22	$12.39
End of period	$17.82	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22
Accumulation units outstanding at the end of period	303	—	—	1,011	1,067	17,400	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.13	$12.96	$14.54	$13.68	$12.48	$11.82	$10.28	$10.89	N/A	N/A
End of period	$12.47	$13.13	$12.96	$14.54	$13.68	$12.48	$11.82	$10.28	N/A	N/A
Accumulation units outstanding at the end of period	5,622	5,695	5,761	7,223	12,357	12,751	10,922	21,948	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70	$13.50
End of period	$17.97	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70
Accumulation units outstanding at the end of period	4,242	3,904	3,633	3,963	4,079	6,519	4,614	16,579	2,641	2,794

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.50	$10.68	$10.44	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.16	$10.50	$10.68	$10.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,020	2,167	4,124	1,186	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62	$12.57
End of period	$16.32	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62
Accumulation units outstanding at the end of period	4,448	4,484	4,732	4,733	5,149	3,358	137	149	9,687	7,580

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.03	$14.80	$10.70	$9.37	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$14.45	$16.03	$14.80	$10.70	$9.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,466	8,995	9,843	45,215	52,274	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.16	$14.60	$10.84	$9.24	$10.24	$8.18	$6.22	N/A	N/A	N/A
End of period	$14.35	$15.16	$14.60	$10.84	$9.24	$10.24	$8.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,981	84,643	86,971	87,109	103,328	44,272	2,231	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45	$19.35
End of period	$24.02	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45
Accumulation units outstanding at the end of period	5,303	6,308	7,264	26,052	31,239	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.21	$14.40	$10.37	$8.12	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$13.88	$14.21	$14.40	$10.37	$8.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,821	1,825	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.31	$17.21	$12.22	$10.72	$10.32	$9.25	$6.65	N/A	N/A	N/A
End of period	$17.98	$19.31	$17.21	$12.22	$10.72	$10.32	$9.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,756	2,455	787	—	—	1,516	1,750	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.10	$18.63	$13.29	$11.62	$10.72	$9.70	$6.86	N/A	N/A	N/A
End of period	$19.95	$20.10	$18.63	$13.29	$11.62	$10.72	$9.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	615	—	72	—	3,496	3,642	4,999	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.36	$15.57	$12.14	$10.98	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$17.15	$17.36	$15.57	$12.14	$10.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,283	7,601	7,807	6,673	9,063	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.42	$18.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.10	$21.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	785	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73	$13.00
End of period	$18.58	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73
Accumulation units outstanding at the end of period	—	15,134	15,489	40	—	—	34	457	1,026	1,498

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08	$10.48
End of period	$12.52	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08
Accumulation units outstanding at the end of period	—	1,263	3,918	32,491	7,358	5,209	5,410	11,251	4,438	188

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	$9.92	$15.64	$14.68	$13.11
End of period	$18.57	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	$9.92	$15.64	$14.68
Accumulation units outstanding at the end of period	5,272	5,326	5,173	5,230	5,204	5,255	4,461	—	—	2,108

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69	$10.80
End of period	$13.96	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69
Accumulation units outstanding at the end of period	2,079	3,257	5,721	8,012	8,734	5,693	5,767	15,497	6,155	2,241

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95	$12.68
End of period	$17.38	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95
Accumulation units outstanding at the end of period	6,315	6,462	6,998	5,203	5,619	5,628	5,636	5,135	11,240	6,110

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.99	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.28	$17.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	949	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37	$25.45
End of period	$49.19	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37
Accumulation units outstanding at the end of period	449	614	145	137	140	1,606	1,785	351	483	549

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19	$35.51
End of period	$74.80	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19
Accumulation units outstanding at the end of period	1,674	2,071	2,428	10,975	11,888	6,431	690	—	244	319

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	$10.18	N/A
End of period	$9.77	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	N/A
Accumulation units outstanding at the end of period	2,782	1,940	1,258	1,186	534	1,018	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78	$13.41
End of period	$22.50	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78
Accumulation units outstanding at the end of period	21,141	23,231	25,237	385	410	414	1,705	—	6,435	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14	$22.55
End of period	$35.21	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14
Accumulation units outstanding at the end of period	543	1,062	2,233	2,344	2,221	2,480	1,661	3,060	7,932	2,006

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.99	$11.20	$11.42	$11.65	$11.88	$12.11	$12.33	$12.31	$11.98	$11.69
End of period	$10.78	$10.99	$11.20	$11.42	$11.65	$11.88	$12.11	$12.33	$12.31	$11.98
Accumulation units outstanding at the end of period	14,146	8,647	18,473	20,771	16,936	15,357	10,209	9,071	2,658	2,658

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	$14.12	$21.61	$20.43	$17.23
End of period	$27.98	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	$14.12	$21.61	$20.43
Accumulation units outstanding at the end of period	213	211	208	206	212	203	201	210	706	801

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,687	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.59	$35.32	$27.62	$24.75	$25.85	$19.44	$14.64	N/A	N/A	N/A
End of period	$33.26	$35.59	$35.32	$27.62	$24.75	$25.85	$19.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	182	195	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.42	$10.89	$8.52	$7.12	$7.73	$7.37	$5.75	$9.87	N/A	N/A
End of period	$9.56	$10.42	$10.89	$8.52	$7.12	$7.73	$7.37	$5.75	N/A	N/A
Accumulation units outstanding at the end of period	7,405	7,138	6,667	7,109	7,000	6,955	6,667	7,217	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.39	$13.24	$11.84	$10.76	$10.71	$9.71	$7.45	$10.81	N/A	N/A
End of period	$12.16	$13.39	$13.24	$11.84	$10.76	$10.71	$9.71	$7.45	N/A	N/A
Accumulation units outstanding at the end of period	5,771	5,391	5,458	4,947	4,860	5,019	5,189	5,439	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.66	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	$9.83	N/A	N/A
End of period	$10.89	$11.66	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	6,627	6,536	6,611	6,636	6,641	6,707	6,650	6,595	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.05	$22.31	$23.00	$21.77	$20.90	$19.81	$17.70	$19.05	N/A	N/A
End of period	$22.68	$23.05	$22.31	$23.00	$21.77	$20.90	$19.81	$17.70	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	74	74	75	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.87	$14.08	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	N/A	N/A
End of period	$15.41	$15.87	$14.08	$13.97	$11.11	$12.09	$10.53	$8.10	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	66	72	82	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.14	$18.47	$15.83	$13.95	$15.29	$13.89	$10.34	N/A	N/A	N/A
End of period	$17.43	$18.14	$18.47	$15.83	$13.95	$15.29	$13.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	741	796	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	N/A	N/A	N/A
End of period	$9.57	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	301	323	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.04	$9.96	$7.62	$6.16	$7.22	$6.49	$5.58	N/A	N/A	N/A
End of period	$10.70	$11.04	$9.96	$7.62	$6.16	$7.22	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	398	427	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.85	$15.44	$11.96	$10.34	$10.77	$9.38	$7.71	$13.68	N/A	N/A
End of period	$16.02	$16.85	$15.44	$11.96	$10.34	$10.77	$9.38	$7.71	N/A	N/A
Accumulation units outstanding at the end of period	12,918	13,600	13,972	14,271	14,689	15,204	15,598	15,316	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.27	$37.86	$30.82	$30.13	$29.76	$25.49	$21.65	$35.55	N/A	N/A
End of period	$25.03	$33.27	$37.86	$30.82	$30.13	$29.76	$25.49	$21.65	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	27	29	32	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.40	$17.42	$14.08	$11.91	$13.24	$11.71	N/A	N/A	N/A	N/A
End of period	$17.71	$17.40	$17.42	$14.08	$11.91	$13.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	8,902	9,051	8,717	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.11	$17.77	$18.51	$17.47	$17.00	$16.12	$14.25	N/A	N/A	N/A
End of period	$17.82	$18.11	$17.77	$18.51	$17.47	$17.00	$16.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,487	2,517	2,544	2,570	4,257	4,403	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.85	$18.04	$14.63	$12.89	$13.81	$12.03	$9.37	$15.70	N/A	N/A
End of period	$18.43	$18.85	$18.04	$14.63	$12.89	$13.81	$12.03	$9.37	N/A	N/A
Accumulation units outstanding at the end of period	4,374	4,430	4,485	4,545	11,166	11,806	14,002	14,904	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.72	$17.30	$15.23	$13.66	$14.12	$12.72	N/A	N/A	N/A	N/A
End of period	$17.24	$17.72	$17.30	$15.23	$13.66	$14.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	7,890	7,750	8,015	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71
End of period	$33.26	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88
End of period	$15.56	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56
Accumulation units outstanding at the end of period	87	87	87	230	230	171	1,696	1,696	1,696	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.45	$12.20	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	$12.45	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	211	211	211	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.93	$14.75	$11.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.77	$15.93	$14.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108	108	108	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.59	$11.78	$10.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$10.59	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87	87	87	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$11.69	$10.43	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	604	604	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52	N/A	N/A	N/A
End of period	$6.67	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	767	591	609	1,161	1,134	1,215	1,383	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29
End of period	$38.24	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70
End of period	$12.35	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62
Accumulation units outstanding at the end of period	228	229	229	607	607	607	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.29	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88
End of period	$31.50	$31.29	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	$11.67
End of period	$11.75	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,297	1,297	1,297	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57
End of period	$22.93	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	N/A	N/A	N/A	N/A
End of period	$7.06	$7.58	$6.94	$7.25	$5.99	$8.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	772	887	979	928	808	764	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	$10.83	N/A
End of period	$12.15	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	N/A
Accumulation units outstanding at the end of period	463	481	495	504	559	573	607	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69
End of period	$22.65	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	704	704	704	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.22	$13.12	$14.52	$12.34	$13.21	$11.61	N/A	N/A	N/A	N/A
End of period	$10.50	$12.22	$13.12	$14.52	$12.34	$13.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	264	249	233	213	213	227	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24
End of period	$17.41	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75
Accumulation units outstanding at the end of period	153	154	154	408	408	323	1,728	1,728	1,728	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55
End of period	$15.40	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	778	778	778	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81
End of period	$17.41	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	$11.53
End of period	$17.88	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65
End of period	$22.36	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44
End of period	$22.90	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96
Accumulation units outstanding at the end of period	107	107	107	284	284	284	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.24	$14.08	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$13.24	$14.08	$11.62	$10.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	164	165	165	436	436	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63
End of period	$36.28	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76
End of period	$18.30	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94
Accumulation units outstanding at the end of period	—	—	—	—	—	339	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	$10.85	N/A
End of period	$9.56	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	N/A
Accumulation units outstanding at the end of period	682	613	636	809	817	755	547	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90
End of period	$13.02	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37
End of period	$7.21	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24	$10.10
End of period	$21.15	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94	$8.62
End of period	$13.45	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24	$12.24
End of period	$10.69	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24
Accumulation units outstanding at the end of period	67	67	67	178	178	178	977	977	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96	$12.35
End of period	$15.83	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03
End of period	$24.60	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49
Accumulation units outstanding at the end of period	44	44	44	117	117	117	924	924	924	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84
End of period	$15.50	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82
End of period	$16.01	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76
Accumulation units outstanding at the end of period	—	—	—	—	14,185	—	—	7,669	7,669	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77	$10.49
End of period	$20.38	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80	$22.63
End of period	$25.01	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80
Accumulation units outstanding at the end of period	56	56	56	148	148	125	417	417	417	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.01	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	$10.16	N/A
End of period	$13.49	$15.01	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87
End of period	$23.54	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57
End of period	$16.50	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92
Accumulation units outstanding at the end of period	222	223	223	591	591	521	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	N/A	N/A	N/A	N/A
End of period	$14.45	$15.52	$15.30	$11.40	$10.22	$11.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	396	436	449	539	630	633	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23
End of period	$20.00	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58
End of period	$10.47	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98
Accumulation units outstanding at the end of period	810	942	1,047	1,412	1,566	1,558	1,064	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37
End of period	$17.69	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,410	1,410	1,410	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.08	$12.91	$14.50	$13.64	$12.46	N/A	N/A	N/A	N/A	N/A
End of period	$12.42	$13.08	$12.91	$14.50	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45
End of period	$17.81	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52
End of period	$16.17	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56
Accumulation units outstanding at the end of period	511	539	540	538	599	630	2,641	1,937	1,937	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.98	$14.76	$10.67	$9.35	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$14.40	$15.98	$14.76	$10.67	$9.35	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79	79	79	210	210	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24
End of period	$23.78	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.17	$14.36	$10.34	$8.10	$10.08	$8.14	N/A	N/A	N/A	N/A
End of period	$13.83	$14.17	$14.36	$10.34	$8.10	$10.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	397	462	496	628	622	697	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.35	$18.45	$12.55	$11.22	$10.75	$9.59	N/A	N/A	N/A	N/A
End of period	$18.03	$21.35	$18.45	$12.55	$11.22	$10.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290	344	374	489	542	603	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95
End of period	$18.41	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47
End of period	$12.45	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	5,540

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06
End of period	$18.41	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80
End of period	$13.88	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63
End of period	$17.22	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89
Accumulation units outstanding at the end of period	—	—	—	—	8,867	8,867	13,219	8,867	11,200	2,336

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31
End of period	$48.69	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21
Accumulation units outstanding at the end of period	82	82	82	218	218	127	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34
End of period	$74.07	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	$10.17	N/A
End of period	$9.72	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	$13.38
End of period	$22.33	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99	$22.43
End of period	$34.85	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90	$11.63
End of period	$10.66	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90
Accumulation units outstanding at the end of period	—	—	—	—	4,662	—	16,859	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20
End of period	$27.79	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.85	$16.91	$15.76	$14.49	$15.63	$13.77	N/A	N/A	N/A	N/A
End of period	$16.21	$16.85	$16.91	$15.76	$14.49	$15.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,358	1,615	1,881	4,355	7,606	804	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.28	$10.96	$9.01	$8.03	$8.45	$7.65	$6.23	N/A	N/A	N/A
End of period	$10.76	$11.28	$10.96	$9.01	$8.03	$8.45	$7.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	22,886	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.43	$12.04	$10.49	$9.44	$9.57	$8.78	N/A	N/A	N/A	N/A
End of period	$11.96	$12.43	$12.04	$10.49	$9.44	$9.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	129	128	510	573	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.04	$11.70	$9.73	$8.69	$8.94	$8.05	N/A	N/A	N/A	N/A
End of period	$11.57	$12.04	$11.70	$9.73	$8.69	$8.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.17	$16.14	$14.46	$13.28	$13.90	N/A	N/A	N/A	N/A	N/A
End of period	$15.50	$16.17	$16.14	$14.46	$13.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	540	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.56	$16.58	$15.04	$13.79	$14.62	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$16.56	$16.58	$15.04	$13.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	519	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.30	$14.08	$15.06	$13.37	N/A	N/A	N/A	N/A
End of period	$15.86	$16.52	$16.55	$15.30	$14.08	$15.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	445	509	534	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.56	$35.29	$27.60	$24.74	$25.83	$19.43	N/A	N/A	N/A	N/A
End of period	$33.22	$35.56	$35.29	$27.60	$24.74	$25.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	502	506	548	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.52	$17.85	$13.55	$11.75	$12.33	$9.91	$7.57	$11.55	$12.56	$10.88
End of period	$15.55	$17.52	$17.85	$13.55	$11.75	$12.33	$9.91	$7.57	$11.55	$12.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,098	2,842

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.31	$10.40	$10.93	$10.55	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$10.31	$10.40	$10.93	$10.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	177	230	256	283	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.59	$11.77	$10.83	$9.42	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$10.59	$11.77	$10.83	$9.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	164	208	276	309	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$11.69	$10.43	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,526	874	1,342	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.92	$10.62	$9.89	$10.01	$11.03	$9.58	$6.52	$13.64	N/A	N/A
End of period	$6.67	$8.92	$10.62	$9.89	$10.01	$11.03	$9.58	$6.52	N/A	N/A
Accumulation units outstanding at the end of period	—	489	1,008	2,082	2,973	2,719	2,691	5,434	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.68	$34.37	$25.23	$23.27	$23.57	$21.34	N/A	N/A	N/A	N/A
End of period	$38.19	$36.68	$34.37	$25.23	$23.27	$23.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	39	213	498	566	595	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.79	$12.98	$11.46	$10.34	$11.08	$10.37	$8.64	$12.29	N/A	N/A
End of period	$12.34	$12.79	$12.98	$11.46	$10.34	$11.08	$10.37	$8.64	N/A	N/A
Accumulation units outstanding at the end of period	—	55	128	424	478	495	472	3,536	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.28	$31.19	$25.83	$22.51	$24.04	$21.94	$16.19	$28.72	N/A	N/A
End of period	$31.48	$31.28	$31.19	$25.83	$22.51	$24.04	$21.94	$16.19	N/A	N/A
Accumulation units outstanding at the end of period	—	23	22	23	24	24	1,237	2,750	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.42	$14.16	$11.89	$10.36	$12.13	$11.50	N/A	N/A	N/A	N/A
End of period	$11.74	$12.42	$14.16	$11.89	$10.36	$12.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	784	787	742	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.25	$7.97	$8.65	$7.20	$9.33	$7.97	N/A	N/A	N/A	N/A
End of period	$6.74	$8.25	$7.97	$8.65	$7.20	$9.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	598	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	N/A	N/A	N/A	N/A
End of period	$7.05	$7.58	$6.94	$7.25	$5.99	$8.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	95	397	848	950	1,582	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	$9.90	N/A	N/A
End of period	$10.56	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	N/A	N/A
Accumulation units outstanding at the end of period	—	220	275	1,104	2,503	3,495	3,349	2,602	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.41	$10.88	$8.51	$7.12	$7.73	$7.37	N/A	N/A	N/A	N/A
End of period	$9.55	$10.41	$10.88	$8.51	$7.12	$7.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	400	516	520	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.50	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	$11.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.38	$13.23	$11.83	$10.76	$10.70	$9.70	$7.45	$10.81	N/A	N/A
End of period	$12.15	$13.38	$13.23	$11.83	$10.76	$10.70	$9.70	$7.45	N/A	N/A
Accumulation units outstanding at the end of period	—	187	1,978	2,096	2,240	1,542	1,289	—	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.48	$10.69	$8.24	$6.60	$7.87	$6.66	N/A	N/A	N/A	N/A
End of period	$9.65	$9.48	$10.69	$8.24	$6.60	$7.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	75	65	73	82	711	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.00	$22.26	$22.96	$21.73	$20.87	$19.78	$17.68	$19.02	$18.14	$17.68
End of period	$22.63	$23.00	$22.26	$22.96	$21.73	$20.87	$19.78	$17.68	$19.02	$18.14
Accumulation units outstanding at the end of period	—	229	287	615	635	895	581	4,452	6,490	368

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.22	$13.12	$14.52	$12.34	$13.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$12.22	$13.12	$14.52	$12.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	693	717	720	1,273	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.50	$17.58	$13.52	$11.68	$12.76	$10.46	$8.05	$12.84	$12.75	$11.24
End of period	$17.40	$19.50	$17.58	$13.52	$11.68	$12.76	$10.46	$8.05	$12.84	$12.75
Accumulation units outstanding at the end of period	—	—	—	520	535	903	582	—	2,058	2,875

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.78	$11.45	$8.70	$7.43	$8.48	$7.96	$6.50	$10.64	N/A	N/A
End of period	$12.31	$12.78	$11.45	$8.70	$7.43	$8.48	$7.96	$6.50	N/A	N/A
Accumulation units outstanding at the end of period	—	941	947	954	1,229	1,228	2,042	7,837	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.86	$14.06	$13.96	$11.10	$12.08	$10.52	$8.10	$12.86	$15.43	N/A
End of period	$15.39	$15.86	$14.06	$13.96	$11.10	$12.08	$10.52	$8.10	$12.86	N/A
Accumulation units outstanding at the end of period	—	815	1,196	1,207	1,421	1,378	690	1,258	1,632	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.11	$18.43	$15.81	$13.93	$15.26	$13.87	$10.33	$17.84	$16.58	$13.80
End of period	$17.39	$18.11	$18.43	$15.81	$13.93	$15.26	$13.87	$10.33	$17.84	$16.58
Accumulation units outstanding at the end of period	—	—	—	240	577	902	658	738	253	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.35	$16.34	$11.95	$10.84	$11.85	$10.29	N/A	N/A	N/A	N/A
End of period	$17.86	$17.35	$16.34	$11.95	$10.84	$11.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,704	1,929	1,723	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.06	$23.41	$18.26	$17.29	$18.68	$15.49	$11.31	$18.91	$19.81	$17.64
End of period	$22.33	$25.06	$23.41	$18.26	$17.29	$18.68	$15.49	$11.31	$18.91	$19.81
Accumulation units outstanding at the end of period	—	28	30	33	31	31	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.77	$22.45	$16.40	$14.22	$14.71	$11.89	$9.00	$15.23	$13.96	$12.44
End of period	$22.88	$23.77	$22.45	$16.40	$14.22	$14.71	$11.89	$9.00	$15.23	$13.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.24	$14.08	$11.62	$10.11	$11.15	$10.36	N/A	N/A	N/A	N/A
End of period	$11.79	$13.24	$14.08	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	136	2,064	1,059	1,290	510	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.90	$32.94	$23.66	$20.77	$22.51	$18.29	N/A	N/A	N/A	N/A
End of period	$36.25	$35.90	$32.94	$23.66	$20.77	$22.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	49	56	62	66	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.57	$17.97	$19.00	$18.71	$17.38	$16.52	$16.25	$15.56	$14.93	$14.75
End of period	$18.28	$18.57	$17.97	$19.00	$18.71	$17.38	$16.52	$16.25	$15.56	$14.93
Accumulation units outstanding at the end of period	—	100	132	146	4,166	357	1,643	1,654	397	447

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.99	$12.91	$13.32	$11.12	$13.80	$11.55	$6.86	$14.01	N/A	N/A
End of period	$9.56	$11.99	$12.91	$13.32	$11.12	$13.80	$11.55	$6.86	N/A	N/A
Accumulation units outstanding at the end of period	—	658	937	1,532	2,304	2,057	1,296	1,248	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.35	$11.64	$9.30	$8.18	$8.52	$7.47	N/A	N/A	N/A	N/A
End of period	$11.83	$12.35	$11.64	$9.30	$8.18	$8.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	248	255	269	283	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.29	$12.83	$13.46	$13.26	$12.62	$12.16	$11.73	$11.54	$11.07	$10.90
End of period	$13.01	$13.29	$12.83	$13.46	$13.26	$12.62	$12.16	$11.73	$11.54	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	2,543	—	—	—	880	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.35	$18.74	$13.55	$11.20	$10.72	$8.91	$6.83	$10.14	$11.23	N/A
End of period	$21.13	$20.35	$18.74	$13.55	$11.20	$10.72	$8.91	$6.83	$10.14	N/A
Accumulation units outstanding at the end of period	—	—	—	971	81	321	468	526	577	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.80	$12.82	$10.02	$9.19	$7.95	$6.51	$5.73	$10.83	$10.94	$8.61
End of period	$13.44	$13.80	$12.82	$10.02	$9.19	$7.95	$6.51	$5.73	$10.83	$10.94
Accumulation units outstanding at the end of period	—	—	262	417	418	7,526	8,088	7,344	12,219	15,223

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.02	$9.95	$7.61	$6.16	$7.21	$6.48	$5.57	$11.52	N/A	N/A
End of period	$10.68	$11.02	$9.95	$7.61	$6.16	$7.21	$6.48	$5.57	N/A	N/A
Accumulation units outstanding at the end of period	—	—	160	—	510	910	1,682	1,129	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.58	$16.18	$14.57	$12.09	$13.45	$11.97	$9.31	$18.46	$16.95	$12.34
End of period	$15.81	$17.58	$16.18	$14.57	$12.09	$13.45	$11.97	$9.31	$18.46	$16.95
Accumulation units outstanding at the end of period	—	—	—	—	450	4,912	5,021	6,715	8,430	7,887

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.53	$19.18	$13.89	$11.95	$11.00	$10.80	$9.11	$12.11	N/A	N/A
End of period	$24.58	$23.53	$19.18	$13.89	$11.95	$11.00	$10.80	$9.11	N/A	N/A
Accumulation units outstanding at the end of period	—	81	—	947	820	855	976	1,061	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.67	$12.28	$10.12	$9.06	$9.44	$8.32	N/A	N/A	N/A	N/A
End of period	$12.23	$12.67	$12.28	$10.12	$9.06	$9.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	56	282	290	296	313	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.98	$17.36	$14.59	$12.61	$14.66	$14.01	$11.05	$19.76	$18.26	$14.84
End of period	$15.49	$15.98	$17.36	$14.59	$12.61	$14.66	$14.01	$11.05	$19.76	$18.26
Accumulation units outstanding at the end of period	—	—	148	388	436	429	1,332	3,535	6,494	2,075

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.83	$15.42	$11.95	$10.33	$10.76	$9.37	$7.70	$13.68	$13.76	$11.82
End of period	$16.00	$16.83	$15.42	$11.95	$10.33	$10.76	$9.37	$7.70	$13.68	$13.76
Accumulation units outstanding at the end of period	—	42	1,712	1,722	2,165	2,510	2,883	945	818	4,870

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.58	N/A	N/A
End of period	$20.37	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	93	101	110	132	140	1,278	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.21	$37.79	$30.76	$30.08	$29.71	$25.45	$21.62	$35.50	$26.78	$22.62
End of period	$24.98	$33.21	$37.79	$30.76	$30.08	$29.71	$25.45	$21.62	$35.50	$26.78
Accumulation units outstanding at the end of period	—	118	142	145	677	289	571	1,073	312	80

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.65	$23.03	$17.67	$15.37	$16.03	$12.99	$9.61	$15.70	$14.91	$13.87
End of period	$23.52	$24.65	$23.03	$17.67	$15.37	$16.03	$12.99	$9.61	$15.70	$14.91
Accumulation units outstanding at the end of period	—	—	135	337	404	412	485	—	623	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.67	$15.05	$11.66	$10.31	$10.37	$9.24	$7.49	$12.25	$11.92	$10.57
End of period	$16.49	$16.67	$15.05	$11.66	$10.31	$10.37	$9.24	$7.49	$12.25	$11.92
Accumulation units outstanding at the end of period	—	435	2,300	573	821	959	4,562	—	803	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	$6.03	$8.81	N/A	N/A
End of period	$14.44	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	$6.03	N/A	N/A
Accumulation units outstanding at the end of period	—	81	658	1,119	1,213	4,056	2,393	1,464	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.35	$20.82	$15.34	$13.51	$14.41	$11.64	$9.32	$14.61	$15.23	$13.23
End of period	$19.98	$21.35	$20.82	$15.34	$13.51	$14.41	$11.64	$9.32	$14.61	$15.23
Accumulation units outstanding at the end of period	—	—	149	382	467	460	541	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.22	$8.65	$6.99	$6.41	$6.56	$5.97	N/A	N/A	N/A	N/A
End of period	$10.46	$10.22	$8.65	$6.99	$6.41	$6.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,093	3,271	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.37	$17.39	$14.06	$11.90	$13.23	$11.70	N/A	N/A	N/A	N/A
End of period	$17.67	$17.37	$17.39	$14.06	$11.90	$13.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	41	111	115	119	119	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.07	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	$10.88	N/A	N/A
End of period	$12.41	$13.07	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	N/A	N/A
Accumulation units outstanding at the end of period	—	814	969	975	1,100	1,554	21,302	24,726	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.08	$17.74	$18.48	$17.45	$16.98	$16.10	$14.23	$14.46	$13.63	$13.44
End of period	$17.79	$18.08	$17.74	$18.48	$17.45	$16.98	$16.10	$14.23	$14.46	$13.63
Accumulation units outstanding at the end of period	115	962	977	13,668	14,160	30,659	23,324	13,012	8,813	5,794

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.70	$18.03	$17.00	$14.86	$14.48	$12.78	$8.91	$13.13	$13.55	$12.50
End of period	$16.15	$17.70	$18.03	$17.00	$14.86	$14.48	$12.78	$8.91	$13.13	$13.55
Accumulation units outstanding at the end of period	—	708	2,061	2,796	3,204	3,986	3,258	1,503	1,852	1,970

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.16	$14.36	$10.34	$8.10	$10.08	$8.14	N/A	N/A	N/A	N/A
End of period	$13.83	$14.16	$14.36	$10.34	$8.10	$10.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,679	2,108	2,130	3,009	2,576	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.23	$17.15	$12.18	$10.69	$10.30	$9.24	$6.65	N/A	N/A	N/A
End of period	$17.90	$19.23	$17.15	$12.18	$10.69	$10.30	$9.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,435	6,393	6,466	7,923	7,983	7,390	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.03	$18.57	$13.25	$11.60	$10.70	$9.69	$6.86	$9.91	N/A	N/A
End of period	$19.86	$20.03	$18.57	$13.25	$11.60	$10.70	$9.69	$6.86	N/A	N/A
Accumulation units outstanding at the end of period	—	—	86	624	112	131	137	—	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.34	$18.45	$12.55	$11.22	$10.75	$9.59	$6.23	$9.91	N/A	N/A
End of period	$18.02	$21.34	$18.45	$12.55	$11.22	$10.75	$9.59	$6.23	N/A	N/A
Accumulation units outstanding at the end of period	—	178	392	624	—	603	1,353	—	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.81	$18.01	$14.61	$12.87	$13.79	$12.01	$9.35	$15.68	N/A	N/A
End of period	$18.40	$18.81	$18.01	$14.61	$12.87	$13.79	$12.01	$9.35	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	5,323	5,995	6,412	6,848	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.76	$12.46	$11.68	$11.56	$10.85	$9.75	N/A	N/A	N/A
End of period	$12.44	$12.90	$12.76	$12.46	$11.68	$11.56	$10.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	41,836	43,130	43,208	43,267	43,316	42,986	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.31	$14.04	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.79
End of period	$13.87	$14.31	$14.04	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	9,103	6,893	6,165	6,204

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.69	$17.27	$15.21	$13.64	$14.10	$12.71	$10.50	$14.78	$13.88	N/A
End of period	$17.21	$17.69	$17.27	$15.21	$13.64	$14.10	$12.71	$10.50	$14.78	N/A
Accumulation units outstanding at the end of period	—	2,740	2,800	2,800	3,472	8,925	5,956	6,172	7,499	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.92	$15.78	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.21	$17.92	$15.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	175	455	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.82	$42.06	$30.95	$26.57	$27.43	$23.97	$17.04	N/A	N/A	N/A
End of period	$48.63	$44.82	$42.06	$30.95	$26.57	$27.43	$23.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	84	85	88	88	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.90	$64.11	$47.92	$43.04	$44.56	$35.56	$24.71	$42.47	N/A	N/A
End of period	$73.99	$70.90	$64.11	$47.92	$43.04	$44.56	$35.56	$24.71	N/A	N/A
Accumulation units outstanding at the end of period	—	—	24	384	452	425	1,210	1,752	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$10.04	$10.23	$10.19	$10.25	$10.16	$9.63	N/A	N/A	N/A
End of period	$9.71	$9.88	$10.04	$10.23	$10.19	$10.25	$10.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	695	740	—	823	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.19	$20.89	$15.54	$13.29	$13.85	$12.19	$9.07	N/A	N/A	N/A
End of period	$22.31	$23.19	$20.89	$15.54	$13.29	$13.85	$12.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	272	327	334	340	167	169	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90	N/A
End of period	$10.65	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	N/A
Accumulation units outstanding at the end of period	—	—	—	155	8,486	23,128	11,124	25,026	9,785	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.25	$26.80	$20.87	$18.30	$19.06	$17.10	$14.07	N/A	N/A	N/A
End of period	$27.77	$29.25	$26.80	$20.87	$18.30	$19.06	$17.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,355	1,412	1,447	2,289	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.81	$16.88	$15.73	$14.47	$15.62	$13.76	N/A	N/A	N/A	N/A
End of period	$16.17	$16.81	$16.88	$15.73	$14.47	$15.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,724	31,268	38,965	46,989	64,984	64,247	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.24	$10.93	$8.99	$8.01	$8.44	$7.64	$6.22	$10.44	N/A	N/A
End of period	$10.73	$11.24	$10.93	$8.99	$8.01	$8.44	$7.64	$6.22	N/A	N/A
Accumulation units outstanding at the end of period	—	4,412	4,374	4,002	15,699	14,089	11,194	13,877	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.39	$12.00	$10.46	$9.42	$9.55	$8.77	$7.55	$10.49	N/A	N/A
End of period	$11.92	$12.39	$12.00	$10.46	$9.42	$9.55	$8.77	$7.55	N/A	N/A
Accumulation units outstanding at the end of period	3,514	5,773	34,589	64,339	86,779	99,601	128,623	101,024	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.01	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	$10.46	N/A	N/A
End of period	$11.53	$12.01	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	N/A	N/A
Accumulation units outstanding at the end of period	16,361	23,723	38,177	33,292	39,350	92,450	100,545	68,354	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.13	$16.11	$14.44	$13.26	$13.89	$12.54	N/A	N/A	N/A	N/A
End of period	$15.45	$16.13	$16.11	$14.44	$13.26	$13.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	17,076	16,994	18,393	19,574	19,321	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.02	$13.77	$14.61	$13.04	N/A	N/A	N/A	N/A
End of period	$15.82	$16.52	$16.55	$15.02	$13.77	$14.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,747	19,682	47,717	52,488	74,232	33,639	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.48	$16.51	$15.27	$14.06	$15.05	$13.37	N/A	N/A	N/A	N/A
End of period	$15.82	$16.48	$16.51	$15.27	$14.06	$15.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,145	37,920	47,165	49,427	42,491	59,444	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.30	$35.05	$27.42	$24.58	$25.68	$19.33	$14.56	$24.08	$21.93	$18.63
End of period	$32.97	$35.30	$35.05	$27.42	$24.58	$25.68	$19.33	$14.56	$24.08	$21.93
Accumulation units outstanding at the end of period	1,766	2,195	7,460	13,766	27,463	33,919	18,313	10,216	4,645	1,175

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55	$10.88
End of period	$15.48	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55
Accumulation units outstanding at the end of period	3,269	4,791	7,892	11,393	22,242	31,032	27,714	29,591	9,621	1,921

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.86	$11.61	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$11.86	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,845	6,343	3,911	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.11	$14.30	$11.02	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$15.26	$16.11	$14.30	$11.02	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,560	18,951	24,958	20,727	37,940	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.29	$10.38	$10.92	$10.54	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,315	3,063	4,846	13,857	15,491	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.54	$12.57	$10.03	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$12.54	$12.57	$10.03	$8.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	781	892	2,355	3,517	12,060	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.43	$12.19	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.23	$12.43	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	347	2,089	1,748	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.89	$14.72	$11.30	$9.87	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.73	$15.89	$14.72	$11.30	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,055	6,352	9,224	8,118	16,926	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.64	$12.26	$10.33	$8.98	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$11.64	$12.26	$10.33	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,651	2,773	2,650	5,374	16,391	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.57	$11.76	$10.82	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.57	$11.76	$10.82	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	750	5,962	5,904	11,812	22,885	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.67	$10.42	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$11.65	$11.67	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,791	25,716	18,152	12,509	22,224	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63	N/A	N/A
End of period	$6.65	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	41,703	6,999	11,390	41,629	91,231	132,670	121,695	106,588	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.40	$34.12	$25.06	$23.12	$23.42	$21.22	$16.06	$27.73	$25.80	$25.17
End of period	$37.89	$36.40	$34.12	$25.06	$23.12	$23.42	$21.22	$16.06	$27.73	$25.80
Accumulation units outstanding at the end of period	3,653	3,867	4,382	10,352	12,825	22,532	31,170	30,814	3,460	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.30	$14.55	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$15.30	$14.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	232	4,085	54,180	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	$8.61	$12.25	$11.58	$10.67
End of period	$12.27	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	$8.61	$12.25	$11.58
Accumulation units outstanding at the end of period	3,342	7,932	11,152	42,132	62,286	99,356	79,011	77,137	14,714	7,761

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.02	$30.93	$25.62	$22.35	$23.89	$21.81	$16.10	$28.58	$24.18	$21.78
End of period	$31.20	$31.02	$30.93	$25.62	$22.35	$23.89	$21.81	$16.10	$28.58	$24.18
Accumulation units outstanding at the end of period	200	768	954	4,760	7,787	13,016	12,330	14,258	14,963	1,470

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.33	$14.07	$11.82	$10.30	$12.06	$11.45	$8.97	$16.50	$15.04	$11.63
End of period	$11.65	$12.33	$14.07	$11.82	$10.30	$12.06	$11.45	$8.97	$16.50	$15.04
Accumulation units outstanding at the end of period	2,774	4,696	4,320	12,997	19,567	31,251	38,457	47,193	36,666	13,139

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.69	$22.02	$16.63	$14.93	$15.36	$14.02	$10.69	$17.90	$18.17	$16.50
End of period	$22.73	$23.69	$22.02	$16.63	$14.93	$15.36	$14.02	$10.69	$17.90	$18.17
Accumulation units outstanding at the end of period	—	1,744	1,497	5,977	6,139	1,930	6,096	9,375	3,662	3,407

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.22	$7.94	$8.62	$7.18	$9.30	$7.95	$4.79	N/A	N/A	N/A
End of period	$6.71	$8.22	$7.94	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215	32,352	58,540	33,105	30,106	11,453	41,094	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.56	$6.92	$7.24	$5.98	$8.47	$7.39	$4.14	N/A	N/A	N/A
End of period	$7.03	$7.56	$6.92	$7.24	$5.98	$8.47	$7.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,613	10,419	18,863	39,237	46,748	66,425	131,452	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89	N/A	N/A
End of period	$10.53	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	14,203	22,663	52,739	102,253	284,139	324,336	329,762	497,276	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87	N/A	N/A
End of period	$9.51	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74	N/A	N/A
Accumulation units outstanding at the end of period	3,409	11,476	14,875	32,734	46,020	65,399	73,663	28,296	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.48	$11.77	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$11.48	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	256	3,313	3,582	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
End of period	$12.10	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A
Accumulation units outstanding at the end of period	37,848	56,384	64,911	66,972	112,071	175,058	193,605	162,745	155,169	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.46	$10.66	$8.22	$6.59	$7.86	$6.65	$4.45	$9.85	N/A	N/A
End of period	$9.62	$9.46	$10.66	$8.22	$6.59	$7.86	$6.65	$4.45	N/A	N/A
Accumulation units outstanding at the end of period	2,285	28,790	17,007	38,961	33,373	59,674	57,351	31,226	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.61	$11.04	$8.79	$7.89	$8.11	$7.42	$5.98	$9.83	N/A	N/A
End of period	$10.84	$11.61	$11.04	$8.79	$7.89	$8.11	$7.42	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	4,278	55,834	14,297	28,259	43,588	75,998	65,471	45,935	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.82	$22.10	$22.80	$21.59	$20.74	$19.67	$17.58	$18.93	$18.06	$17.60
End of period	$22.44	$22.82	$22.10	$22.80	$21.59	$20.74	$19.67	$17.58	$18.93	$18.06
Accumulation units outstanding at the end of period	3,689	9,578	15,654	23,367	34,432	66,958	53,497	36,888	40,613	35,780

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.19	$13.09	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.47	$12.19	$13.09	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,697	4,118	8,487	25,308	30,724	27,256	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74	$11.24
End of period	$17.32	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74
Accumulation units outstanding at the end of period	4,424	5,611	15,052	21,650	29,539	39,645	33,179	25,945	31,934	9,770

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.74	$11.41	$8.68	$7.41	$8.46	$7.94	$6.49	$10.64	N/A	N/A
End of period	$12.26	$12.74	$11.41	$8.68	$7.41	$8.46	$7.94	$6.49	N/A	N/A
Accumulation units outstanding at the end of period	498	1,517	6,058	22,560	27,315	38,249	31,878	21,042	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42	$11.54
End of period	$15.33	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42
Accumulation units outstanding at the end of period	19,560	7,106	9,469	31,003	44,162	45,335	44,440	49,499	32,177	12,022

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27	$17.75	$16.50	$13.74
End of period	$17.25	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27	$17.75	$16.50
Accumulation units outstanding at the end of period	3,341	5,360	2,987	4,814	7,242	16,697	12,036	10,554	7,000	1,860

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.27	$16.27	$11.89	$10.79	$11.80	$10.26	$8.43	$13.80	$12.17	$11.51
End of period	$17.76	$17.27	$16.27	$11.89	$10.79	$11.80	$10.26	$8.43	$13.80	$12.17
Accumulation units outstanding at the end of period	5,059	4,480	16,662	11,904	28,809	35,178	29,748	12,503	8,306	3,651

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.89	$23.26	$18.13	$17.18	$18.59	$15.41	$11.27	$18.84	$19.74	$17.59
End of period	$22.18	$24.89	$23.26	$18.13	$17.18	$18.59	$15.41	$11.27	$18.84	$19.74
Accumulation units outstanding at the end of period	767	1,616	924	6,196	6,701	10,896	12,695	18,122	20,983	5,165

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97	$15.20	$13.93	$12.42
End of period	$22.75	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97	$15.20	$13.93
Accumulation units outstanding at the end of period	8,265	12,351	7,932	11,362	13,640	14,087	14,286	8,669	7,045	2,916

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.21	$14.05	$11.60	$10.10	$11.14	$10.36	N/A	N/A	N/A	N/A
End of period	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,171	44,189	57,346	219,855	267,837	139,126	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98	$23.85	$22.55	$20.54
End of period	$35.94	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98	$23.85	$22.55
Accumulation units outstanding at the end of period	369	2,318	2,604	7,001	9,517	6,633	10,738	12,401	4,333	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16	$15.48	$14.86	$14.69
End of period	$18.13	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16	$15.48	$14.86
Accumulation units outstanding at the end of period	1,570	18,456	33,729	70,556	96,041	109,181	134,178	134,593	67,711	52,795

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
End of period	$9.52	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	N/A
Accumulation units outstanding at the end of period	1,895	10,196	15,474	36,682	58,159	85,737	114,950	69,099	73,555	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.31	$11.60	$9.28	$8.16	$8.51	$7.46	$6.11	$9.78	N/A	N/A
End of period	$11.79	$12.31	$11.60	$9.28	$8.16	$8.51	$7.46	$6.11	N/A	N/A
Accumulation units outstanding at the end of period	980	1,077	19,470	60,053	141,737	137,084	156,593	153,710	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.71	$11.52	$11.05	$10.88
End of period	$12.94	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.71	$11.52	$11.05
Accumulation units outstanding at the end of period	844	7,613	10,315	28,772	81,129	105,170	100,451	65,445	62,140	33,010

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
End of period	$7.16	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81
Accumulation units outstanding at the end of period	1,299	1,448	1,701	5,100	11,285	14,176	12,025	58,262	18,971	14,734

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.23	$18.63	$13.48	$11.14	$10.67	$8.87	$6.80	$10.11	$11.20	$10.07
End of period	$20.99	$20.23	$18.63	$13.48	$11.14	$10.67	$8.87	$6.80	$10.11	$11.20
Accumulation units outstanding at the end of period	6,373	5,054	5,535	8,820	9,064	16,156	9,115	36,294	2,888	763

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.72	$12.75	$9.97	$9.15	$7.91	$6.48	$5.71	$10.79	$10.91	$8.59
End of period	$13.35	$13.72	$12.75	$9.97	$9.15	$7.91	$6.48	$5.71	$10.79	$10.91
Accumulation units outstanding at the end of period	528	1,824	11,107	24,587	60,214	53,506	71,193	79,785	100,717	64,770

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.20	$9.75	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.64	$9.20	$9.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,721	2,700	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.89	$14.68	$11.47	$10.78	$11.87	$11.86	$8.58	N/A	N/A	N/A
End of period	$13.34	$13.89	$14.68	$11.47	$10.78	$11.87	$11.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,424	18,250	6,320	1,228	331	477	—	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.95	$9.89	$7.57	$6.12	$7.18	$6.45	$5.55	$11.48	$14.19	$12.20
End of period	$10.61	$10.95	$9.89	$7.57	$6.12	$7.18	$6.45	$5.55	$11.48	$14.19
Accumulation units outstanding at the end of period	3,184	5,942	17,446	23,479	49,610	53,394	39,320	58,450	11,457	4,954

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.48	$16.09	$14.49	$12.04	$13.39	$11.92	$9.28	$18.40	$16.90	$12.31
End of period	$15.71	$17.48	$16.09	$14.49	$12.04	$13.39	$11.92	$9.28	$18.40	$16.90
Accumulation units outstanding at the end of period	1,530	6,768	16,561	19,074	28,911	52,856	55,865	56,320	123,693	46,585

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.38	$19.07	$13.82	$11.90	$10.95	$10.76	$9.08	$12.07	$11.45	$11.00
End of period	$24.42	$23.38	$19.07	$13.82	$11.90	$10.95	$10.76	$9.08	$12.07	$11.45
Accumulation units outstanding at the end of period	16,715	26,625	10,365	14,750	25,859	27,251	25,792	35,342	26,636	17,061

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.63	$12.24	$10.10	$9.05	$9.43	$8.31	$6.78	N/A	N/A	N/A
End of period	$12.19	$12.63	$12.24	$10.10	$9.05	$9.43	$8.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,278	27,018	9,377	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02	$19.71	$18.23	$14.81
End of period	$15.41	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02	$19.71	$18.23
Accumulation units outstanding at the end of period	750	3,849	5,420	9,679	16,267	39,551	38,932	42,953	64,392	33,060

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81
End of period	$15.93	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75
Accumulation units outstanding at the end of period	9,417	25,805	40,747	103,251	320,105	477,053	630,081	769,428	983,203	418,362

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.40	$17.58	$12.72	$10.85	$10.86	$9.46	$7.20	$12.56	$10.77	$10.49
End of period	$20.28	$20.40	$17.58	$12.72	$10.85	$10.86	$9.46	$7.20	$12.56	$10.77
Accumulation units outstanding at the end of period	1,554	2,254	1,838	2,683	5,917	11,421	23,690	16,312	36,382	13,317

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.01	$37.58	$30.60	$29.94	$29.58	$25.35	$21.55	$35.39	$26.71	$22.56
End of period	$24.82	$33.01	$37.58	$30.60	$29.94	$29.58	$25.35	$21.55	$35.39	$26.71
Accumulation units outstanding at the end of period	1,842	5,092	6,809	19,403	33,915	39,502	32,367	39,469	52,174	15,230

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.14	$14.97	$13.56	$12.36	$12.85	$11.62	$9.55	N/A	N/A	N/A
End of period	$15.57	$15.14	$14.97	$13.56	$12.36	$12.85	$11.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	140	681	938	2,949	2,188	2,350	1,729	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.95	$14.51	$10.54	$9.65	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
End of period	$13.44	$14.95	$14.51	$10.54	$9.65	$9.38	$8.22	$7.06	$10.71	N/A
Accumulation units outstanding at the end of period	1,852	5,289	10,327	6,593	12,597	14,396	7,679	15,403	5,033	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.53	$22.92	$17.59	$15.31	$15.97	$12.96	$9.58	$15.67	$14.88	$13.85
End of period	$23.39	$24.53	$22.92	$17.59	$15.31	$15.97	$12.96	$9.58	$15.67	$14.88
Accumulation units outstanding at the end of period	1,952	12,654	19,391	23,820	31,539	50,020	41,383	54,274	63,993	32,205

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.59	$14.98	$11.61	$10.27	$10.33	$9.22	$7.47	$12.22	$11.89	$10.55
End of period	$16.40	$16.59	$14.98	$11.61	$10.27	$10.33	$9.22	$7.47	$12.22	$11.89
Accumulation units outstanding at the end of period	5,552	16,547	29,588	48,541	70,874	115,893	137,646	193,571	106,767	68,553

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.47	$15.26	$11.38	$10.20	$11.28	$9.53	$6.02	$8.81	N/A	N/A
End of period	$14.39	$15.47	$15.26	$11.38	$10.20	$11.28	$9.53	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	642	11,459	12,356	19,373	32,538	39,302	21,944	33,688	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30	$14.58	$15.20	$13.21
End of period	$19.87	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30	$14.58	$15.20
Accumulation units outstanding at the end of period	728	3,681	6,973	11,552	24,344	40,383	62,647	37,469	50,058	22,192

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.16	$8.60	$6.95	$6.38	$6.53	$5.95	$3.71	$6.69	$5.96	$5.56
End of period	$10.39	$10.16	$8.60	$6.95	$6.38	$6.53	$5.95	$3.71	$6.69	$5.96
Accumulation units outstanding at the end of period	5,276	18,188	16,650	45,745	103,406	86,379	82,931	27,783	22,391	4,294

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.46	$10.18	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$10.46	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,384	5,592	4,314	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.28	$17.31	$13.99	$11.85	$13.18	$11.66	$8.53	$14.73	$14.14	$12.34
End of period	$17.58	$17.28	$17.31	$13.99	$11.85	$13.18	$11.66	$8.53	$14.73	$14.14
Accumulation units outstanding at the end of period	632	883	6,287	13,156	15,448	42,803	41,098	35,376	34,851	16,883

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26	$10.88	N/A	N/A
End of period	$12.37	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26	N/A	N/A
Accumulation units outstanding at the end of period	5,594	20,880	51,398	111,428	162,523	130,035	206,642	120,096	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17	$14.40	$13.58	$13.40
End of period	$17.66	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17	$14.40	$13.58
Accumulation units outstanding at the end of period	11,167	72,399	187,538	284,903	324,010	364,061	366,374	229,167	96,956	22,005

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.46	$10.65	$10.42	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$10.46	$10.65	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,448	17,285	30,483	16,895	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88	$13.09	$13.51	$12.47
End of period	$16.05	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88	$13.09	$13.51
Accumulation units outstanding at the end of period	15,841	29,080	36,139	95,807	77,710	119,381	91,203	34,353	42,752	22,628

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.93	$14.72	$10.65	$9.34	$10.29	$8.11	$5.61	N/A	N/A	N/A
End of period	$14.35	$15.93	$14.72	$10.65	$9.34	$10.29	$8.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,633	3,023	8,391	9,423	14,207	11,423	4,931	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.06	$14.52	$10.79	$9.20	$10.21	$8.16	$6.22	N/A	N/A	N/A
End of period	$14.24	$15.06	$14.52	$10.79	$9.20	$10.21	$8.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	872	3,532	2,966	6,970	11,786	11,497	898	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.33	$23.89	$17.39	$15.35	$16.53	$14.37	$10.14	$19.61	$21.21	$19.15
End of period	$23.55	$26.33	$23.89	$17.39	$15.35	$16.53	$14.37	$10.14	$19.61	$21.21
Accumulation units outstanding at the end of period	1,303	4,059	5,198	10,810	11,932	1,423	2,573	374	1,968	2,673

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.13	$14.33	$10.33	$8.09	$10.07	$8.13	N/A	N/A	N/A	N/A
End of period	$13.78	$14.13	$14.33	$10.33	$8.09	$10.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,253	3,312	8,006	17,897	32,136	20,734	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	$6.64	$9.91	N/A	N/A
End of period	$17.84	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	$6.64	N/A	N/A
Accumulation units outstanding at the end of period	23,258	24,419	31,459	35,704	52,571	87,131	69,727	46,272	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.97	$18.52	$13.22	$11.57	$10.69	$9.69	$6.85	$9.91	N/A	N/A
End of period	$19.80	$19.97	$18.52	$13.22	$11.57	$10.69	$9.69	$6.85	N/A	N/A
Accumulation units outstanding at the end of period	—	4,737	5,028	17,491	7,941	12,662	17,299	6,830	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.25	$15.48	$12.08	$10.93	$9.93	$8.57	$7.08	N/A	N/A	N/A
End of period	$17.02	$17.25	$15.48	$12.08	$10.93	$9.93	$8.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,882	50,215	26,676	32,778	40,930	31,004	8,793	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.28	$18.40	$12.53	$11.20	$10.74	$9.58	$6.23	$9.91	N/A	N/A
End of period	$17.96	$21.28	$18.40	$12.53	$11.20	$10.74	$9.58	$6.23	N/A	N/A
Accumulation units outstanding at the end of period	1,473	9,026	27,581	30,202	45,277	12,841	7,625	6,931	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.31	$15.63	$14.61	$12.90
End of period	$18.27	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.31	$15.63	$14.61
Accumulation units outstanding at the end of period	19,606	50,214	57,136	79,733	85,762	36,532	56,842	38,536	23,368	12,986

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73	$11.52	$11.06	$10.47
End of period	$12.39	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73	$11.52	$11.06
Accumulation units outstanding at the end of period	33,061	117,454	171,381	266,513	492,506	340,039	331,408	387,354	303,340	80,968

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82	$15.50	$14.55	$13.01
End of period	$18.26	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82	$15.50	$14.55
Accumulation units outstanding at the end of period	1,292	18,377	48,611	83,356	88,533	125,266	87,938	78,139	63,879	57,385

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50	$12.32	$11.67	$10.79
End of period	$13.81	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50	$12.32	$11.67
Accumulation units outstanding at the end of period	11,422	66,535	97,279	173,839	314,417	384,839	436,857	432,066	337,171	129,371

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46	$14.72	$13.83	$12.58
End of period	$17.08	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46	$14.72	$13.83
Accumulation units outstanding at the end of period	21,717	82,822	177,054	206,207	283,459	383,751	327,989	183,369	177,714	74,009

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.87	$15.74	$10.59	$8.87	$9.57	$8.88	$6.34	$10.06	N/A	N/A
End of period	$16.16	$17.87	$15.74	$10.59	$8.87	$9.57	$8.88	$6.34	N/A	N/A
Accumulation units outstanding at the end of period	1,734	2,580	4,645	9,001	4,466	10,192	8,629	36,566	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.47	$41.76	$30.73	$26.40	$27.26	$23.83	$16.95	$30.27	$28.06	$25.19
End of period	$48.24	$44.47	$41.76	$30.73	$26.40	$27.26	$23.83	$16.95	$30.27	$28.06
Accumulation units outstanding at the end of period	2,763	3,971	11,283	15,355	17,968	37,921	34,906	19,691	12,755	5,621

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.35	$63.64	$47.59	$42.76	$44.29	$35.35	$24.57	$42.26	$36.80	$35.17
End of period	$73.38	$70.35	$63.64	$47.59	$42.76	$44.29	$35.35	$24.57	$42.26	$36.80
Accumulation units outstanding at the end of period	3,699	5,127	7,824	11,235	21,526	28,569	25,148	20,703	15,153	3,370

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	$10.17	N/A
End of period	$9.68	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	N/A
Accumulation units outstanding at the end of period	4,923	36,376	48,749	108,332	117,771	175,355	179,792	78,541	40,094	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.05	$20.78	$15.47	$13.23	$13.79	$12.14	$9.04	$15.50	$15.69	$13.34
End of period	$22.17	$23.05	$20.78	$15.47	$13.23	$13.79	$12.14	$9.04	$15.50	$15.69
Accumulation units outstanding at the end of period	1,707	9,423	16,772	30,192	37,783	43,580	57,958	41,166	23,977	4,210

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.57	$33.04	$28.26	$26.20	$25.90	$23.85	$20.34	$26.18	$24.86	$22.33
End of period	$34.52	$35.57	$33.04	$28.26	$26.20	$25.90	$23.85	$20.34	$26.18	$24.86
Accumulation units outstanding at the end of period	7,103	55,138	70,382	101,071	102,737	102,124	52,787	40,884	41,024	8,204

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.79	$11.01	$11.24	$11.47	$11.70	$11.95	$12.17	$12.16	$11.85	$11.57
End of period	$10.57	$10.79	$11.01	$11.24	$11.47	$11.70	$11.95	$12.17	$12.16	$11.85
Accumulation units outstanding at the end of period	95,069	168,959	220,499	355,619	702,465	482,149	713,052	1,130,170	420,296	63,985

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.10	$26.68	$20.78	$18.23	$19.00	$17.06	$14.04	$21.50	$20.35	$17.18
End of period	$27.63	$29.10	$26.68	$20.78	$18.23	$19.00	$17.06	$14.04	$21.50	$20.35
Accumulation units outstanding at the end of period	394	20,189	5,984	15,359	20,327	33,092	30,349	24,380	26,913	4,080

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.80	$16.87	$15.73	$14.47	$15.62	$13.76	N/A	N/A	N/A	N/A
End of period	$16.16	$16.80	$16.87	$15.73	$14.47	$15.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	735	623	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.24	$10.93	$8.99	$8.01	$8.44	$7.64	N/A	N/A	N/A	N/A
End of period	$10.72	$11.24	$10.93	$8.99	$8.01	$8.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	687	—	—	—	—	2,880	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.39	$12.00	$10.46	$9.42	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	$12.39	$12.00	$10.46	$9.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,957	5,511	2,104	2,108	709	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.02	$13.77	$14.61	N/A	N/A	N/A	N/A	N/A
End of period	$15.81	$16.52	$16.55	$15.02	$13.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.48	$16.51	$15.27	$14.06	$15.05	$13.37	N/A	N/A	N/A	N/A
End of period	$15.81	$16.48	$16.51	$15.27	$14.06	$15.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,945	5,756	11,142	10,234	26,197	10,299	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
End of period	$32.94	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92
Accumulation units outstanding at the end of period	1,143	1,215	1,233	3,693	6,611	1,573	1,340	2,090	7,730	6,031

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88
End of period	$15.47	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55
Accumulation units outstanding at the end of period	9,496	8,330	9,047	7,862	8,266	4,327	2,376	1,852	2,123	1,387

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	488	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.11	$14.30	$11.02	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$15.26	$16.11	$14.30	$11.02	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,171	—	—	—	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.29	$10.38	$10.92	$10.54	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,443	4,777	4,732	3,987	3,187	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.53	$12.57	$10.03	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$12.53	$12.57	$10.03	$8.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,849	3,955	4,262	6,648	6,428	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,241	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.89	$14.72	$11.30	$9.87	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.73	$15.89	$14.72	$11.30	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,674	697	1,030	720	—	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.64	$12.25	$10.33	$8.98	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$11.64	$12.25	$10.33	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,657	4,125	4,249	9,960	12,988	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.57	$11.75	$10.82	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.57	$11.75	$10.82	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,224	4,881	5,069	4,586	4,444	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.67	$10.42	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$11.65	$11.67	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,251	598	716	2,404	2,609	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63	N/A	N/A
End of period	$6.64	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	4,433	3,494	4,399	7,110	6,389	10,975	11,594	8,674	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15
End of period	$37.85	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78
Accumulation units outstanding at the end of period	1,955	999	1,057	4,722	4,353	3,623	3,678	3,518	3,833	3,950

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.30	$14.55	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$15.30	$14.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	801	624	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
End of period	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58
Accumulation units outstanding at the end of period	610	687	1,670	2,438	3,185	3,524	1,976	4,227	2,528	2,577

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77
End of period	$31.17	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16
Accumulation units outstanding at the end of period	551	559	571	3,008	3,070	1,276	1,256	758	255	345

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
End of period	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04
Accumulation units outstanding at the end of period	23,728	21,522	20,184	8,381	9,934	16,573	15,570	16,727	25,882	36,955

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50
End of period	$22.70	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	345	287	284

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.21	$7.93	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A
End of period	$6.70	$8.21	$7.93	$8.62	$7.18	$9.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,863	6,522	5,903	719	2,348	7,519	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A	N/A	N/A	N/A
End of period	$7.03	$7.55	$6.92	$7.23	$5.98	$8.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	6,429	2,686	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89	N/A	N/A
End of period	$10.52	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,650	2,107	9,960	7,358	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.37	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87	N/A	N/A
End of period	$9.51	$10.37	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	N/A	N/A
Accumulation units outstanding at the end of period	723	2,052	2,160	1,244	1,291	1,271	—	—	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.48	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	105	206	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
End of period	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A
Accumulation units outstanding at the end of period	2,421	2,784	6,830	2,725	3,246	3,870	3,987	15,206	26,851	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.46	$10.66	$8.22	$6.59	$7.86	$6.65	N/A	N/A	N/A	N/A
End of period	$9.62	$9.46	$10.66	$8.22	$6.59	$7.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,526	12,418	16,107	10,481	10,904	507	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.61	$11.04	$8.78	$7.89	$8.10	$7.42	$5.98	$9.83	N/A	N/A
End of period	$10.84	$11.61	$11.04	$8.78	$7.89	$8.10	$7.42	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,363	1,428	1,492	1,557	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
End of period	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04
Accumulation units outstanding at the end of period	4,844	3,436	2,922	3,086	4,873	7,479	8,411	9,314	13,230	14,251

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.19	$13.08	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.47	$12.19	$13.08	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25	25	25	2,052	2,179	3,164	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24
End of period	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74
Accumulation units outstanding at the end of period	7,266	4,923	6,215	8,886	9,892	4,419	4,133	4,368	4,695	6,060

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.74	$11.41	$8.68	$7.41	$8.46	$7.95	$6.50	N/A	N/A	N/A
End of period	$12.26	$12.74	$11.41	$8.68	$7.41	$8.46	$7.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	756	721	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54
End of period	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42
Accumulation units outstanding at the end of period	7,156	2,622	2,726	6,445	7,580	4,548	2,242	4,581	6,292	12,954

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
End of period	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49
Accumulation units outstanding at the end of period	3,967	3,989	3,725	5,309	4,196	7,043	6,686	6,427	14,015	6,954

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
End of period	$17.75	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16
Accumulation units outstanding at the end of period	3,671	3,648	5,343	3,189	6,046	11,766	7,462	8,561	31,844	12,124

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58
End of period	$22.15	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73
Accumulation units outstanding at the end of period	2,506	4,771	4,876	6,752	10,054	10,606	10,910	12,186	17,487	15,717

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
End of period	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92
Accumulation units outstanding at the end of period	4,265	4,050	4,641	5,383	7,685	8,050	7,073	7,502	7,737	7,920

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.21	$14.05	$11.60	$10.10	$11.14	$10.36	N/A	N/A	N/A	N/A
End of period	$11.76	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,571	3,816	4,560	6,092	7,059	6,473	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
End of period	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53
Accumulation units outstanding at the end of period	2,203	2,756	3,259	851	884	916	945	1,061	1,252	940

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
End of period	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85
Accumulation units outstanding at the end of period	7,584	7,745	8,603	9,743	9,622	19,699	11,489	22,706	8,855	9,010

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
End of period	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	N/A
Accumulation units outstanding at the end of period	960	969	1,473	6,204	7,716	13,821	8,669	6,234	12,385	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.30	$11.60	$9.27	$8.16	$8.51	$7.46	$6.11	N/A	N/A	N/A
End of period	$11.78	$12.30	$11.60	$9.27	$8.16	$8.51	$7.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
End of period	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05
Accumulation units outstanding at the end of period	13,130	12,274	15,586	18,820	20,637	32,708	30,721	34,276	71,231	82,384

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
End of period	$7.15	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81
Accumulation units outstanding at the end of period	771	772	773	1,780	3,266	2,556	4,389	5,018	5,654	2,067

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07
End of period	$20.97	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19
Accumulation units outstanding at the end of period	2,879	853	877	1,818	467	440	562	292	1,077	1,418

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59
End of period	$13.34	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90
Accumulation units outstanding at the end of period	8,441	5,733	7,303	14,126	17,060	24,496	34,052	41,184	82,415	102,717

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.20	$9.75	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.64	$9.20	$9.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,284	21,724	17,825	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.88	$14.67	$11.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.34	$13.88	$14.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	672	293	201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
End of period	$10.60	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18
Accumulation units outstanding at the end of period	1,051	704	976	1,198	1,230	700	949	612	1,533	866

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32
End of period	$15.71	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91
Accumulation units outstanding at the end of period	4,813	5,956	7,406	12,984	13,701	15,731	25,641	39,852	72,566	83,204

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99
End of period	$24.40	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45
Accumulation units outstanding at the end of period	1,318	675	1,034	3,424	2,616	6,320	8,240	5,913	5,331	4,608

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84
End of period	$15.43	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26
Accumulation units outstanding at the end of period	8,536	8,111	9,685	16,388	18,326	18,559	20,781	20,599	26,195	27,736

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
End of period	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75
Accumulation units outstanding at the end of period	26,998	27,230	45,827	61,712	101,924	118,457	168,912	228,082	370,222	373,959

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49
End of period	$20.27	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77
Accumulation units outstanding at the end of period	9,422	3,935	4,464	3,668	6,152	5,142	5,666	5,931	6,587	7,776

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56
End of period	$24.80	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70
Accumulation units outstanding at the end of period	1,565	1,058	1,484	4,151	4,282	6,290	7,786	7,721	5,801	10,238

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.13	$14.97	$13.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$15.13	$14.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161	298	159	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	$10.16	N/A
End of period	$13.43	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	N/A
Accumulation units outstanding at the end of period	5,014	4,558	5,952	—	—	—	—	1,525	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
End of period	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88
Accumulation units outstanding at the end of period	9,692	4,071	5,150	3,558	3,908	13,246	15,269	17,949	29,079	29,180

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
End of period	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89
Accumulation units outstanding at the end of period	17,851	15,766	21,554	19,185	15,100	31,723	35,080	28,116	29,794	33,648

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.46	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	$8.81	N/A	N/A
End of period	$14.39	$15.46	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	4,124	7,724	12,431	11,917	11,457	10,226	6,531	6,585	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
End of period	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20
Accumulation units outstanding at the end of period	10,591	9,388	11,129	14,261	14,021	13,357	16,164	4,717	8,267	7,988

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56
End of period	$10.39	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96
Accumulation units outstanding at the end of period	3,461	3,042	4,083	4,851	11,202	12,465	18,263	6,352	7,108	3,612

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
End of period	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14
Accumulation units outstanding at the end of period	7,069	3,968	4,034	6,241	6,135	5,051	6,531	7,232	9,005	9,195

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	$10.87	N/A	N/A
End of period	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	N/A	N/A
Accumulation units outstanding at the end of period	12,920	12,387	12,783	15,217	23,368	29,097	25,223	12,169	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
End of period	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58
Accumulation units outstanding at the end of period	17,262	15,528	18,261	20,723	23,051	28,753	35,655	34,941	53,088	55,026

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.46	$10.65	$10.42	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.11	$10.46	$10.65	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,630	6,034	5,890	422	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
End of period	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50
Accumulation units outstanding at the end of period	8,571	7,156	7,579	7,516	5,357	11,232	14,663	10,983	16,503	16,668

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.92	$14.72	$10.65	$9.33	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$15.92	$14.72	$10.65	$9.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	63	89	427	5,930	6,233	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.06	$14.52	$10.79	$9.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.24	$15.06	$14.52	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,335	8,666	7,610	6,233	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14
End of period	$23.53	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20
Accumulation units outstanding at the end of period	199	216	231	244	258	276	291	291	320	350

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.12	$14.33	$10.32	$8.09	$10.07	$8.13	N/A	N/A	N/A	N/A
End of period	$13.78	$14.12	$14.33	$10.32	$8.09	$10.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	478	478	3,651	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.17	$17.10	$12.15	$10.67	$10.29	$9.23	$6.64	N/A	N/A	N/A
End of period	$17.83	$19.17	$17.10	$12.15	$10.67	$10.29	$9.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,764	6,615	6,205	2,652	1,870	14,922	16,467	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.96	$18.51	$13.22	$11.57	$10.69	$9.68	$6.85	N/A	N/A	N/A
End of period	$19.79	$19.96	$18.51	$13.22	$11.57	$10.69	$9.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,220	4,928	6,096	4,300	3,775	2,644	4,242	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.24	$15.48	$12.08	$10.93	$9.92	$8.57	$7.08	N/A	N/A	N/A
End of period	$17.01	$17.24	$15.48	$12.08	$10.93	$9.92	$8.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,966	4,000	6,174	4,782	8,544	4,514	2,262	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.27	$18.40	$12.52	$11.20	$10.73	$9.58	$6.23	N/A	N/A	N/A
End of period	$17.96	$21.27	$18.40	$12.52	$11.20	$10.73	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	813	205	1,986	2,506	4,091	3,995	3,535	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90
End of period	$18.25	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60
Accumulation units outstanding at the end of period	1,502	1,088	1,097	1,258	1,347	1,400	1,434	1,793	1,418	1,415

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07	$10.47
End of period	$12.39	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07
Accumulation units outstanding at the end of period	11,412	12,917	6,487	7,749	9,928	12,662	13,498	14,067	20,157	15,310

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01
End of period	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55
Accumulation units outstanding at the end of period	8,787	1,254	21,644	22,010	28,092	23,145	26,695	27,492	26,578	26,959

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79
End of period	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67
Accumulation units outstanding at the end of period	26,511	12,850	13,389	14,403	16,245	12,840	13,579	33,881	44,553	45,838

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84	$12.60
End of period	$17.09	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84
Accumulation units outstanding at the end of period	4,741	4,762	10,444	12,871	14,924	25,183	36,882	38,824	55,751	66,576

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,348	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.86	$15.73	$10.59	$8.87	$9.57	$8.87	$6.34	N/A	N/A	N/A
End of period	$16.15	$17.86	$15.73	$10.59	$8.87	$9.57	$8.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	427	238	2,367	3,038	3,097	4,541	4,004	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
End of period	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05
Accumulation units outstanding at the end of period	4,148	3,770	4,485	8,941	11,764	8,326	7,587	7,699	8,865	6,778

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
End of period	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78
Accumulation units outstanding at the end of period	2,097	2,495	3,154	6,437	7,844	6,847	6,334	7,008	10,925	12,200

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	$10.17	N/A
End of period	$9.67	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	N/A
Accumulation units outstanding at the end of period	9,778	9,860	6,705	1,953	2,534	6,485	2,264	1,204	3,543	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
End of period	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68
Accumulation units outstanding at the end of period	10,937	11,958	12,518	14,884	15,773	17,412	14,932	14,406	30,902	25,208

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32
End of period	$34.49	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85
Accumulation units outstanding at the end of period	2,372	2,555	1,409	2,429	5,876	6,312	3,455	4,920	9,478	12,530

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
End of period	$10.56	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84
Accumulation units outstanding at the end of period	47,567	72,970	47,557	53,870	53,713	63,801	76,234	130,926	98,217	113,920

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17
End of period	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35
Accumulation units outstanding at the end of period	4,360	2,803	3,313	5,352	5,921	4,458	4,547	5,103	6,425	7,545

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.75	$16.83	$15.70	$14.45	$15.60	$13.76	N/A	N/A	N/A	N/A
End of period	$16.11	$16.75	$16.83	$15.70	$14.45	$15.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	737	748	761	773	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.19	$10.89	$8.96	$7.99	$8.42	$7.63	$6.21	$10.44	N/A	N/A
End of period	$10.67	$11.19	$10.89	$8.96	$7.99	$8.42	$7.63	$6.21	N/A	N/A
Accumulation units outstanding at the end of period	2,689	2,754	2,707	2,800	2,735	3,823	6,311	3,658	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.95	$11.62	$9.67	$8.65	$8.91	$8.03	$6.68	$10.46	N/A	N/A
End of period	$11.47	$11.95	$11.62	$9.67	$8.65	$8.91	$8.03	$6.68	N/A	N/A
Accumulation units outstanding at the end of period	5,917	6,535	7,154	7,833	8,646	9,408	9,973	10,136	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.47	$16.51	$14.99	$13.75	$14.60	$13.04	N/A	N/A	N/A	N/A
End of period	$15.76	$16.47	$16.51	$14.99	$13.75	$14.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.43	$16.47	$15.24	$14.04	$15.03	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$16.43	$16.47	$15.24	$14.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	375	397	2,800	2,721	5,692	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54
End of period	$32.62	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81
Accumulation units outstanding at the end of period	862	857	481	266	424	136	—	53	53	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88
End of period	$15.39	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54
Accumulation units outstanding at the end of period	11,609	11,822	14,538	12,449	12,654	12,585	9,714	12,782	13,766	11,096

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.07	$14.27	$11.01	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.21	$16.07	$14.27	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,978	4,228	218	235	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.26	$10.36	$10.90	$10.53	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$10.26	$10.36	$10.90	$10.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	484	926	1,152	1,055	823	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.50	$12.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	615	623	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.42	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.20	$12.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,185	4,241	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.85	$14.69	$11.29	$9.86	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.68	$15.85	$14.69	$11.29	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,588	3,658	931	968	978	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.61	$12.23	$10.31	$8.97	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$11.61	$12.23	$10.31	$8.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,820	3,943	1,651	1,150	970	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.55	$11.73	$10.81	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$10.55	$11.73	$10.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,305	1,464	202	191	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.62	$11.65	$10.41	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$11.62	$11.65	$10.41	$9.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,622	4,646	7,559	6,487	4,579	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.86	$10.55	$9.84	$9.97	$10.99	$9.55	$6.51	$13.62	N/A	N/A
End of period	$6.61	$8.86	$10.55	$9.84	$9.97	$10.99	$9.55	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	8,958	7,921	11,721	12,282	12,422	12,980	15,895	8,614	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.01	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63	$25.02
End of period	$37.46	$36.01	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63
Accumulation units outstanding at the end of period	698	890	892	898	845	846	4,566	4,683	698	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64
End of period	$12.17	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54
Accumulation units outstanding at the end of period	663	684	2,643	2,881	3,026	3,093	3,162	3,350	1,955	2,160

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65
End of period	$30.85	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03
Accumulation units outstanding at the end of period	849	950	1,143	1,507	1,024	1,016	211	80	81	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.22	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97	$11.58
End of period	$11.54	$12.22	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97
Accumulation units outstanding at the end of period	13,434	13,448	12,794	11,559	13,131	20,053	24,682	27,390	21,694	16,912

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42
End of period	$22.49	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06
Accumulation units outstanding at the end of period	1,109	1,178	1,181	1,188	1,109	1,109	1,109	10,286	9,762	8,777

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.19	$7.91	$8.60	$7.17	$9.29	$7.94	$4.78	N/A	N/A	N/A
End of period	$6.68	$8.19	$7.91	$8.60	$7.17	$9.29	$7.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	257	297	339	605	1,490	1,331	1,848	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.53	$6.90	$7.21	$5.97	$8.45	$7.38	$4.14	N/A	N/A	N/A
End of period	$7.00	$7.53	$6.90	$7.21	$5.97	$8.45	$7.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	520	915	1,350	1,856	3,532	7,183	11,167	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.40	$11.34	$9.34	$8.23	$8.52	$7.88	$6.18	$9.89	N/A	N/A
End of period	$10.47	$11.40	$11.34	$9.34	$8.23	$8.52	$7.88	$6.18	N/A	N/A
Accumulation units outstanding at the end of period	8,495	13,353	14,296	11,589	6,455	16,123	18,405	14,501	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.33	$10.81	$8.47	$7.08	$7.70	$7.35	$5.73	$9.86	N/A	N/A
End of period	$9.47	$10.33	$10.81	$8.47	$7.08	$7.70	$7.35	$5.73	N/A	N/A
Accumulation units outstanding at the end of period	1,704	2,098	1,503	1,435	891	643	646	398	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.46	$11.76	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.76	$11.46	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	868	1,562	636	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	$10.83	N/A
End of period	$12.04	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	N/A
Accumulation units outstanding at the end of period	11,964	12,931	14,379	16,003	13,403	12,544	11,255	7,196	8,289	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.43	$10.63	$8.20	$6.58	$7.85	$6.65	N/A	N/A	N/A	N/A
End of period	$9.58	$9.43	$10.63	$8.20	$6.58	$7.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,576	4,549	9,185	9,066	9,008	9,103	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.56	$11.00	$8.76	$7.87	$8.09	$7.41	$5.97	$9.82	N/A	N/A
End of period	$10.79	$11.56	$11.00	$8.76	$7.87	$8.09	$7.41	$5.97	N/A	N/A
Accumulation units outstanding at the end of period	5,001	5,404	7,802	6,683	6,572	6,592	8,631	7,480	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50
End of period	$22.19	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94
Accumulation units outstanding at the end of period	2,112	2,370	1,541	2,196	8,145	2,234	7,027	13,900	14,716	13,814

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.16	$13.06	$14.47	$12.31	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.43	$12.16	$13.06	$14.47	$12.31	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,028	9,056	9,268	6,003	5,138	5,579	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23
End of period	$17.22	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73
Accumulation units outstanding at the end of period	1,531	1,504	1,573	2,384	1,732	1,314	5,879	7,410	1,179	355

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.69	$11.37	$8.65	$7.39	$8.44	$7.93	$6.49	N/A	N/A	N/A
End of period	$12.21	$12.69	$11.37	$8.65	$7.39	$8.44	$7.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	282	283	6,898	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54
End of period	$15.24	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41
Accumulation units outstanding at the end of period	7,184	7,780	8,283	4,892	5,001	5,237	2,563	2,599	4,676	2,246

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66
End of period	$17.05	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40
Accumulation units outstanding at the end of period	1,161	1,278	1,469	1,612	1,730	2,084	2,089	2,649	3,130	1,439

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13	$11.49
End of period	$17.62	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13
Accumulation units outstanding at the end of period	3,938	6,443	4,725	5,813	6,067	6,311	6,825	7,453	9,775	8,095

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51
End of period	$21.96	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65
Accumulation units outstanding at the end of period	2,922	3,133	3,174	4,396	5,168	8,054	5,751	6,684	9,880	7,903

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.47	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89	$12.39
End of period	$22.57	$23.47	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89
Accumulation units outstanding at the end of period	559	447	44	134	244	298	417	393	3,444	2,755

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.18	$14.02	$11.58	$10.09	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	$13.18	$14.02	$11.58	$10.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,857	6,701	9,720	9,584	8,382	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40	$20.42
End of period	$35.54	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40
Accumulation units outstanding at the end of period	1,263	1,142	1,302	1,647	1,531	1,535	2,938	4,280	1,596	1,790

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60
End of period	$17.93	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76
Accumulation units outstanding at the end of period	11,558	12,730	13,507	13,538	12,861	11,196	13,193	31,229	18,895	18,323

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	$10.84	N/A
End of period	$9.47	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	N/A
Accumulation units outstanding at the end of period	10,022	10,121	13,051	16,272	18,156	20,307	17,291	11,244	5,745	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.13	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02	$10.86
End of period	$12.84	$13.13	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02
Accumulation units outstanding at the end of period	6,060	4,876	7,127	13,653	8,628	8,616	5,406	7,592	6,245	4,321

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34
End of period	$7.10	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79
Accumulation units outstanding at the end of period	2,357	2,421	1,488	1,413	4,124	7,296	2,376	2,502	2,419	313

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04
End of period	$20.80	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15
Accumulation units outstanding at the end of period	1,318	1,495	575	649	741	1,112	1,172	1,310	1,217	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56
End of period	$13.23	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86
Accumulation units outstanding at the end of period	6,899	8,211	9,018	11,353	13,053	13,062	13,448	16,647	16,278	11,032

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.19	$9.74	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.62	$9.19	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	399	308	568	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.84	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.29	$13.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	438	469	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16
End of period	$10.52	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13
Accumulation units outstanding at the end of period	1,958	2,797	1,357	1,617	1,383	1,669	6,080	6,149	3,146	401

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27
End of period	$15.56	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83
Accumulation units outstanding at the end of period	5,330	6,403	7,261	11,180	12,865	15,148	15,836	18,657	17,285	8,249

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96
End of period	$24.20	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40
Accumulation units outstanding at the end of period	5,518	5,566	4,966	8,072	8,078	8,157	8,405	1,244	1,491	1,506

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.58	$12.20	$10.07	$9.02	$9.41	$8.30	$6.77	$9.86	N/A	N/A
End of period	$12.14	$12.58	$12.20	$10.07	$9.02	$9.41	$8.30	$6.77	N/A	N/A
Accumulation units outstanding at the end of period	486	543	721	728	—	—	—	—	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.80	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19	$14.79
End of period	$15.30	$15.80	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19
Accumulation units outstanding at the end of period	1,598	2,044	2,274	2,528	2,663	2,547	3,225	4,922	3,853	2,835

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80
End of period	$15.83	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73
Accumulation units outstanding at the end of period	52,550	51,519	67,121	76,489	80,651	115,485	134,770	163,380	175,761	153,282

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48
End of period	$20.15	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75
Accumulation units outstanding at the end of period	382	413	382	419	462	506	674	4,745	4,491	4,516

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49
End of period	$24.60	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60
Accumulation units outstanding at the end of period	2,373	2,238	2,267	3,854	3,825	3,905	3,932	1,472	1,545	367

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	$10.16	N/A
End of period	$13.37	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	N/A
Accumulation units outstanding at the end of period	7,930	4,979	7,788	4,999	5,191	5,246	5,321	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.32	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82	$13.79
End of period	$23.17	$24.32	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82
Accumulation units outstanding at the end of period	3,265	3,640	2,719	3,167	3,515	3,963	4,550	5,212	3,699	2,428

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.47	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86	$10.52
End of period	$16.27	$16.47	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86
Accumulation units outstanding at the end of period	13,031	15,978	15,005	10,003	11,154	11,845	18,405	16,344	9,639	5,126

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.41	$15.20	$11.34	$10.17	$11.26	N/A	N/A	N/A	N/A	N/A
End of period	$14.32	$15.41	$15.20	$11.34	$10.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	185	180	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17
End of period	$19.70	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15
Accumulation units outstanding at the end of period	7,013	7,939	6,462	4,692	4,844	5,319	6,012	4,436	3,670	2,281

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54
End of period	$10.30	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93
Accumulation units outstanding at the end of period	3,582	2,915	2,875	3,324	4,338	5,684	10,923	3,198	3,692	1,708

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.44	$10.17	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$10.44	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,855	1,194	137	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30
End of period	$17.43	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09
Accumulation units outstanding at the end of period	4,245	4,526	4,720	5,152	9,629	11,766	11,132	22,487	24,545	15,725

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.97	$12.83	$14.41	$13.58	$12.41	$11.76	$10.25	$10.87	N/A	N/A
End of period	$12.31	$12.97	$12.83	$14.41	$13.58	$12.41	$11.76	$10.25	N/A	N/A
Accumulation units outstanding at the end of period	6,375	6,834	8,209	23,140	18,815	16,283	12,141	2,012	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34
End of period	$17.50	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52
Accumulation units outstanding at the end of period	30,983	30,439	38,173	42,456	45,193	36,355	39,815	36,242	23,001	19,943

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.44	$10.63	$10.41	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$10.44	$10.63	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,067	8,476	9,960	488	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42
End of period	$15.89	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44
Accumulation units outstanding at the end of period	14,387	14,308	14,717	13,154	17,510	11,676	10,915	8,021	7,610	6,865

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.87	$14.67	$10.62	$9.32	$10.27	N/A	N/A	N/A	N/A	N/A
End of period	$14.29	$15.87	$14.67	$10.62	$9.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.01	$14.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.18	$15.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,146	2,635	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04
End of period	$23.29	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.08	$14.30	$10.31	$8.08	$10.06	$8.13	N/A	N/A	N/A	N/A
End of period	$13.74	$14.08	$14.30	$10.31	$8.08	$10.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,830	3,127	6,504	6,865	8,902	10,450	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.10	$17.05	$12.12	$10.65	$10.27	$9.22	$6.64	N/A	N/A	N/A
End of period	$17.76	$19.10	$17.05	$12.12	$10.65	$10.27	$9.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,938	2,604	547	347	395	444	10,456	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.89	$18.46	$13.19	$11.55	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$19.71	$19.89	$18.46	$13.19	$11.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,657	5,193	5,708	2,963	3,084	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.18	$15.43	$12.05	$10.91	$9.91	$8.56	N/A	N/A	N/A	N/A
End of period	$16.94	$17.18	$15.43	$12.05	$10.91	$9.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,484	5,962	10,483	13,591	13,351	2,547	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.20	$18.34	$12.49	$11.18	$10.72	$9.57	N/A	N/A	N/A	N/A
End of period	$17.88	$21.20	$18.34	$12.49	$11.18	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,101	4,991	5,686	3,489	3,557	3,885	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54	$12.85
End of period	$18.09	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54
Accumulation units outstanding at the end of period	1,206	1,304	1,404	1,991	1,684	1,799	1,390	1,556	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05	$10.46
End of period	$12.31	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05
Accumulation units outstanding at the end of period	15,946	19,608	11,934	12,839	6,980	8,223	17,386	17,904	29,640	1,905

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48	$12.96
End of period	$18.08	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48
Accumulation units outstanding at the end of period	7,930	7,982	12,653	13,270	10,769	10,223	11,471	10,204	10,203	10,189

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66	$10.78
End of period	$13.72	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66
Accumulation units outstanding at the end of period	4,052	7,077	7,152	7,183	10,946	38,237	53,655	53,571	27,121	49,462

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77	$12.53
End of period	$16.92	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77
Accumulation units outstanding at the end of period	30,922	31,501	32,061	32,624	35,769	51,281	50,382	54,545	57,223	35,641

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04
End of period	$47.69	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88
Accumulation units outstanding at the end of period	3,757	4,426	1,265	1,002	1,959	2,409	2,279	4,107	3,974	3,040

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96
End of period	$72.56	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57
Accumulation units outstanding at the end of period	2,604	2,802	3,068	2,417	2,843	3,781	1,660	4,840	5,553	4,110

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	$10.17	N/A
End of period	$9.63	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	N/A
Accumulation units outstanding at the end of period	15,959	18,607	13,999	18,852	14,082	18,317	23,646	10,355	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30
End of period	$21.98	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63
Accumulation units outstanding at the end of period	6,975	6,889	7,001	9,348	11,170	16,752	16,826	25,108	24,847	21,464

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20
End of period	$34.13	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70
Accumulation units outstanding at the end of period	943	952	2,036	2,714	1,989	1,786	1,287	1,175	369	603

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79	$11.52
End of period	$10.47	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79
Accumulation units outstanding at the end of period	15,002	30,289	27,263	18,798	19,939	16,977	40,649	67,520	21,220	10,319

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14
End of period	$27.42	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30
Accumulation units outstanding at the end of period	1,620	1,725	2,040	2,412	2,648	2,599	2,176	1,901	426	381

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,964	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.29	$11.92	$10.40	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	$12.29	$11.92	$10.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,355	—	—	8,822	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.04	$16.03	$14.39	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.35	$16.04	$16.03	$14.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,107	9,645	16,478	16,113	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,829	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.39	$16.44	$15.22	$14.02	$15.02	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$16.39	$16.44	$15.22	$14.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,129	486	518	476	1,562	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.66	$34.45	$26.98	$24.21	$25.32	N/A	N/A	N/A	N/A	N/A
End of period	$32.34	$34.66	$34.45	$26.98	$24.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,462	396	1,012	876	1,322	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.28	$17.63	$13.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.32	$17.28	$17.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	450	144	168	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,479	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.04	$14.25	$10.99	$9.90	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$16.04	$14.25	$10.99	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,012	—	1,405	1,434	2,626	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$10.24	$10.34	$10.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	551	—	—	929	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.48	$12.52	$10.00	$8.67	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$12.48	$12.52	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,241	653	679	736	752	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.82	$14.67	$11.27	$9.85	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$15.64	$15.82	$14.67	$11.27	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,979	1,008	1,179	1,285	1,353	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.59	$12.21	$10.30	$8.96	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$11.59	$12.21	$10.30	$8.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,361	—	—	—	1,707	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$10.52	$11.71	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,654	13,040	13,440	13,129	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.60	$11.64	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,256	33,759	34,116	35,731	36,960	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.82	$10.51	$9.81	$9.94	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$6.59	$8.82	$10.51	$9.81	$9.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,800	1,768	2,226	1,978	1,790	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$15.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	324	346	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.40	$30.35	$25.16	$21.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.55	$30.40	$30.35	$25.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	938	519	562	581	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	440	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.16	$7.89	$8.58	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.65	$8.16	$7.89	$8.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,052	7,695	16,569	1,037	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.50	$6.88	$7.20	$5.96	$8.44	N/A	N/A	N/A	N/A	N/A
End of period	$6.97	$7.50	$6.88	$7.20	$5.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,582	—	—	—	1,503	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,087	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,548	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.22	$13.09	$11.72	$10.67	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$13.22	$13.09	$11.72	$10.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,934	27,895	29,302	30,651	33,946	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.40	$10.60	$8.18	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$9.40	$10.60	$8.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	510	6,673	—	158	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.52	$10.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.75	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,633	15,977	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.38	$21.69	$22.40	$21.24	$20.42	N/A	N/A	N/A	N/A	N/A
End of period	$21.99	$22.38	$21.69	$22.40	$21.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,902	—	—	465	272	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.24	$17.37	$13.37	$11.58	$12.65	N/A	N/A	N/A	N/A	N/A
End of period	$17.14	$19.24	$17.37	$13.37	$11.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,428	601	705	548	574	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.64	$11.34	$8.63	$7.37	$8.43	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$12.64	$11.34	$8.63	$7.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	812	—	—	—	1,020	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.64	$13.89	$13.81	$11.00	$11.99	N/A	N/A	N/A	N/A	N/A
End of period	$15.16	$15.64	$13.89	$13.81	$11.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,085	640	748	1,344	1,743	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.62	$17.96	$15.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.89	$17.62	$17.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	128	136	159	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.04	$16.07	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.51	$17.04	$16.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308	328	383	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.36	$22.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.45	$23.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,743	3,139	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.14	$13.99	$11.56	$10.08	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$13.14	$13.99	$11.56	$10.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,096	4,499	4,651	7,868	8,151	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.92	$32.09	$23.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.21	$34.92	$32.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,385	1,308	1,381	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.06	$17.51	$18.54	$18.28	$17.00	N/A	N/A	N/A	N/A	N/A
End of period	$17.76	$18.06	$17.51	$18.54	$18.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,021	5,841	5,961	7,928	8,232	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.05	$12.62	$13.26	$13.08	$12.47	N/A	N/A	N/A	N/A	N/A
End of period	$12.76	$13.05	$12.62	$13.26	$13.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	201	—	—	756	395	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.92	$18.37	$13.30	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.65	$19.92	$18.37	$13.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,407	—	—	93	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.51	$12.57	$9.84	$9.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.14	$13.51	$12.57	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	825	834	1,195	1,206	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,541	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.80	$14.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.25	$13.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,708	4,778	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.79	$9.75	$7.47	$6.05	$7.09	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.79	$9.75	$7.47	$6.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	837	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	549	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.03	$18.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.02	$23.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,295	5,348	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	838	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.20	$17.42	$12.62	$10.77	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$20.05	$20.20	$17.42	$12.62	$10.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	983	635	910	1,017	927	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.51	$37.05	$30.20	$29.57	$29.25	N/A	N/A	N/A	N/A	N/A
End of period	$24.42	$32.51	$37.05	$30.20	$29.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,456	375	233	238	569	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.04	$14.89	$13.51	$12.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.46	$15.04	$14.89	$13.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	927	564	809	817	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,597	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.21	$22.65	$17.40	$15.16	$15.83	N/A	N/A	N/A	N/A	N/A
End of period	$23.06	$24.21	$22.65	$17.40	$15.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,312	7,893	8,733	9,896	10,515	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.38	$14.80	$11.48	$10.17	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$16.17	$16.38	$14.80	$11.48	$10.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,655	2,465	2,564	—	997	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.35	$15.16	$11.31	$10.15	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$14.27	$15.35	$15.16	$11.31	$10.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	96	—	—	—	1,005	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.98	$20.48	$15.11	$13.32	$14.23	N/A	N/A	N/A	N/A	N/A
End of period	$19.59	$20.98	$20.48	$15.11	$13.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,273	—	—	—	273	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,988	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,057	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,311	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.07	$17.11	$13.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.34	$17.07	$17.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,230	210	127	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.93	$12.79	$14.37	$13.55	$12.39	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$12.93	$12.79	$14.37	$13.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,729	16,767	17,524	17,198	23,443	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.66	$17.35	$18.10	$17.11	$16.68	N/A	N/A	N/A	N/A	N/A
End of period	$17.35	$17.66	$17.35	$18.10	$17.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,860	1,598	20,976	6,387	11,304	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,107	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.29	$17.65	$16.66	$14.58	$14.23	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$17.29	$17.65	$16.66	$14.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,013	674	2,014	1,683	1,819	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	211	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	466	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	152	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.04	$17.00	$12.10	$10.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.70	$19.04	$17.00	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,045	10,189	11,800	14,238	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.83	$18.41	$13.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.64	$19.83	$18.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,401	4,412	4,412	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.13	$15.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.88	$17.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,842	9,126	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	821	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,334	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.60	$12.31	$11.57	$11.46	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	$12.71	$12.60	$12.31	$11.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,408	65,076	70,835	53,016	63,386	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.37	$17.76	$14.81	$13.12	$13.83	N/A	N/A	N/A	N/A	N/A
End of period	$17.94	$18.37	$17.76	$14.81	$13.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,147	9,423	16,015	16,735	17,263	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.11	$13.86	$12.83	$11.82	$11.97	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	$14.11	$13.86	$12.83	$11.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,027	1,729	2,392	8,816	9,438	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,422	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	475	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.61	$40.99	$30.20	$25.96	$26.84	N/A	N/A	N/A	N/A	N/A
End of period	$47.25	$43.61	$40.99	$30.20	$25.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,420	160	842	703	1,179	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.98	$62.47	$46.75	$42.06	$43.60	N/A	N/A	N/A	N/A	N/A
End of period	$71.89	$68.98	$62.47	$46.75	$42.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,547	699	1,169	615	1,106	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.76	$9.93	$10.13	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.58	$9.76	$9.93	$10.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,695	38,183	36,786	34,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.72	$20.50	$15.27	$13.07	$13.64	N/A	N/A	N/A	N/A	N/A
End of period	$21.83	$22.72	$20.50	$15.27	$13.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,666	215	251	—	1,193	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.88	$32.43	$27.77	$25.77	$25.49	N/A	N/A	N/A	N/A	N/A
End of period	$33.82	$34.88	$32.43	$27.77	$25.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,309	462	526	18,365	20,843	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.58	$10.81	$11.04	$11.28	$11.52	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	$10.58	$10.81	$11.04	$11.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,171	—	—	15,062	9,178	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.75	$26.38	$20.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.26	$28.75	$26.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	167	93	109	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.71	$16.79	$15.67	$14.43	$15.59	$13.75	N/A	N/A	N/A	N/A
End of period	$16.06	$16.71	$16.79	$15.67	$14.43	$15.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.38	$16.43	$15.21	$14.02	$15.02	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$16.38	$16.43	$15.21	$14.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	401	1,746	1,849	1,931	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46
End of period	$32.31	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69
Accumulation units outstanding at the end of period	2,643	2,714	2,859	2,987	3,168	287	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87
End of period	$15.31	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53
Accumulation units outstanding at the end of period	193	208	225	331	541	275	593	643	684	16,017

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.82	$11.59	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$11.82	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,103	1,578	1,223	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.24	$10.34	$10.89	$10.52	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,420	744	185	50	52	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.47	$12.52	$10.00	$8.67	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$12.20	$12.47	$12.52	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,481	5,788	6,097	6,369	6,658	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.40	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.18	$12.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	523	568	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.82	$14.67	$11.27	$9.85	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$15.64	$15.82	$14.67	$11.27	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,047	1,701	1,765	1,576	2,571	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.59	$12.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,185	475	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.52	$11.71	$10.79	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,711	6,036	6,364	6,415	6,705	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.60	$11.64	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52	57	61	932	987	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	N/A	N/A	N/A	N/A
End of period	$6.58	$8.82	$10.51	$9.81	$9.94	$10.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	600	636	670	1,694	1,609	2,372	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
End of period	$37.07	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48
Accumulation units outstanding at the end of period	296	409	34	—	719	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$15.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308	329	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61
End of period	$12.07	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50
Accumulation units outstanding at the end of period	512	933	599	879	931	1,199	1,792	1,931	1,977	272

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54
End of period	$30.53	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88
Accumulation units outstanding at the end of period	10	11	12	15	17	16	316	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
End of period	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91
Accumulation units outstanding at the end of period	594	951	675	—	—	179	1,005	1,144	1,174	4,244

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34
End of period	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97
Accumulation units outstanding at the end of period	—	—	—	—	1,100	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.16	$7.89	$8.58	$7.15	$9.27	$7.93	N/A	N/A	N/A	N/A
End of period	$6.65	$8.16	$7.89	$8.58	$7.15	$9.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.50	$6.88	$7.20	$5.96	$8.44	$7.37	N/A	N/A	N/A	N/A
End of period	$6.97	$7.50	$6.88	$7.20	$5.96	$8.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	309	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	$9.88	N/A	N/A
End of period	$10.43	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	644	1,481	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.29	$10.77	$8.44	$7.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	$10.29	$10.77	$8.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30	32	—	322	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.45	$11.75	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	503	538	571	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	$10.82	N/A
End of period	$11.98	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	N/A
Accumulation units outstanding at the end of period	3,294	4,116	3,042	3,587	3,344	3,529	1,409	2,074	2,220	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.39	$10.60	$8.18	$6.56	$7.83	$6.64	N/A	N/A	N/A	N/A
End of period	$9.54	$9.39	$10.60	$8.18	$6.56	$7.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	219	—	—	882	—	—	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
End of period	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84
Accumulation units outstanding at the end of period	—	205	508	622	311	569	636	680	601	1,349

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.11	$13.02	$14.43	$12.28	$13.16	$11.59	N/A	N/A	N/A	N/A
End of period	$10.39	$12.11	$13.02	$14.43	$12.28	$13.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	857	914	969	1,024	1,433	2,781	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23
End of period	$17.13	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72
Accumulation units outstanding at the end of period	643	397	399	586	621	767	1,251	1,136	957	2,743

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.64	$11.33	$8.63	$7.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$12.64	$11.33	$8.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	254	628	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53
End of period	$15.15	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40
Accumulation units outstanding at the end of period	287	308	67	279	—	938	219	321	224	996

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
End of period	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30
Accumulation units outstanding at the end of period	790	559	290	302	315	330	265	308	319	340

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46
End of period	$17.50	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10
Accumulation units outstanding at the end of period	—	—	287	—	—	—	260	261	282	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
End of period	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56
Accumulation units outstanding at the end of period	3,712	3,771	3,672	3,836	4,973	306	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
End of period	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85
Accumulation units outstanding at the end of period	239	258	280	410	435	460	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.14	$13.99	$11.56	$10.07	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$13.14	$13.99	$11.56	$10.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,690	1,807	2,359	2,678	2,841	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31
End of period	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27
Accumulation units outstanding at the end of period	—	—	90	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
End of period	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68
Accumulation units outstanding at the end of period	—	115	180	164	835	1,132	748	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	$10.83	N/A
End of period	$9.42	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	N/A
Accumulation units outstanding at the end of period	959	1,026	1,094	1,292	1,368	2,467	6,392	104	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
End of period	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99
Accumulation units outstanding at the end of period	603	603	—	—	695	1,592	1,468	118	138	135

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33
End of period	$7.04	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	545	590	628	660

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01
End of period	$20.63	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53
End of period	$13.12	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82
Accumulation units outstanding at the end of period	—	117	196	463	939	2,579	628	1,494	1,474	2,831

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.17	$9.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$9.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	611	250	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.80	$14.59	$11.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	$13.80	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,442	1,143	626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12
End of period	$10.43	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08
Accumulation units outstanding at the end of period	150	162	175	257	273	289	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23
End of period	$15.44	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77
Accumulation units outstanding at the end of period	—	93	156	473	196	187	1,281	1,729	1,207	2,025

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
End of period	$24.00	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36
Accumulation units outstanding at the end of period	313	339	116	170	180	190	335	363	386	1,430

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
End of period	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13
Accumulation units outstanding at the end of period	382	382	—	—	—	528	89	—	—	18,089

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
End of period	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72
Accumulation units outstanding at the end of period	15,540	16,338	17,419	19,742	22,227	35,689	41,899	45,604	69,685	125,389

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48
End of period	$20.04	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74
Accumulation units outstanding at the end of period	466	38	—	—	362	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42
End of period	$24.40	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50
Accumulation units outstanding at the end of period	340	367	209	215	359	248	470	485	298	701

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	$10.15	N/A
End of period	$13.30	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	N/A
Accumulation units outstanding at the end of period	—	107	172	—	290	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
End of period	$23.05	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80
Accumulation units outstanding at the end of period	4,535	4,766	4,587	4,792	5,009	—	69	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
End of period	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83
Accumulation units outstanding at the end of period	1,676	1,717	582	853	904	844	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.35	$15.15	$11.31	$10.15	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$14.26	$15.35	$15.15	$11.31	$10.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15
End of period	$19.58	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13
Accumulation units outstanding at the end of period	425	500	120	—	—	145	159	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52
End of period	$10.22	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91
Accumulation units outstanding at the end of period	530	574	621	910	965	845	13,045	361	384	403

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.43	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	$10.43	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,158	646	686	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
End of period	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	707	1,156	1,234	2,009

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.92	$12.78	$14.37	$13.54	$12.38	$11.75	N/A	N/A	N/A	N/A
End of period	$12.25	$12.92	$12.78	$14.37	$13.54	$12.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,384	7,689	7,643	7,270	7,437	7,492	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
End of period	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46
Accumulation units outstanding at the end of period	6,665	6,383	5,759	7,238	7,178	8,355	8,122	11,145	14,907	15,041

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.42	$10.62	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$10.42	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,939	233	394	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
End of period	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38
Accumulation units outstanding at the end of period	1,708	1,022	1,028	562	543	2,102	1,798	1,289	1,210	2,945

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.82	$14.63	$10.60	$9.30	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$14.23	$15.82	$14.63	$10.60	$9.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	175	189	205	301	319	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	167	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
End of period	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95
Accumulation units outstanding at the end of period	—	—	393	—	—	—	5,185	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.04	$14.25	$10.28	$8.06	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$13.68	$14.04	$14.25	$10.28	$8.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,295	8,778	9,258	9,913	10,400	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.03	$17.00	$12.09	$10.63	$10.26	$9.21	$6.63	N/A	N/A	N/A
End of period	$17.69	$19.03	$17.00	$12.09	$10.63	$10.26	$9.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,088	2,422	3,059	3,425	3,319	5,004	910	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.82	$18.40	$13.15	$11.52	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$19.63	$19.82	$18.40	$13.15	$11.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	542	118	19	29	17	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.12	$15.39	$12.02	$10.89	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$16.87	$17.12	$15.39	$12.02	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43	142	183	31	35	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.12	$18.28	$12.46	$11.16	$10.70	$9.56	N/A	N/A	N/A	N/A
End of period	$17.81	$21.12	$18.28	$12.46	$11.16	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	514	93	—	—	33	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
End of period	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	14	71	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45
End of period	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04
Accumulation units outstanding at the end of period	—	591	—	—	—	—	3,918	4,511	5,251	4,808

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
End of period	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42
Accumulation units outstanding at the end of period	—	—	20	26	28	27	136	—	3,818	3,968

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64	$10.78
End of period	$13.65	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64
Accumulation units outstanding at the end of period	4,497	5,799	6,637	7,390	8,186	7,998	7,754	6,899	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
End of period	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71
Accumulation units outstanding at the end of period	4,109	4,488	4,849	9,555	9,984	10,453	17,198	23,913	26,601	40,400

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.74	$15.64	$10.53	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.02	$17.74	$15.64	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	154	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
End of period	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72
Accumulation units outstanding at the end of period	610	200	343	318	337	208	1,222	554	564	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
End of period	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35
Accumulation units outstanding at the end of period	1,608	1,523	1,527	1,595	2,056	118	265	71	75	87

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	$10.16	N/A
End of period	$9.58	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	N/A
Accumulation units outstanding at the end of period	1,578	1,262	652	911	908	64,473	612	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
End of period	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58
Accumulation units outstanding at the end of period	—	—	—	507	543	580	6,027	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
End of period	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56
Accumulation units outstanding at the end of period	959	1,150	1,322	1,416	1,386	1,468	207	2	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
End of period	$10.34	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71
Accumulation units outstanding at the end of period	275	3,873	6,346	5,713	7,106	26,376	24,783	138,264	116,642	16,800

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
End of period	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26
Accumulation units outstanding at the end of period	358	164	174	183	1,100	223	904	872	929	975

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.66	$16.75	$15.64	$14.41	$15.58	$13.75	N/A	N/A	N/A	N/A
End of period	$16.00	$16.66	$16.75	$15.64	$14.41	$15.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	726	1,005	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.10	$10.81	$8.91	$7.95	$8.39	$7.61	N/A	N/A	N/A	N/A
End of period	$10.58	$11.10	$10.81	$8.91	$7.95	$8.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,022	1,180	—	—	—	25,183	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52	$10.48	N/A	N/A
End of period	$11.76	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52	N/A	N/A
Accumulation units outstanding at the end of period	2,069	2,049	2,012	2,166	6,890	6,802	6,614	10,669	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.86	$11.54	$9.62	$8.61	$8.87	$8.01	$6.67	$10.45	N/A	N/A
End of period	$11.37	$11.86	$11.54	$9.62	$8.61	$8.87	$8.01	$6.67	N/A	N/A
Accumulation units outstanding at the end of period	4,774	3,788	4,069	4,298	19,753	17,639	17,993	18,427	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.99	$15.99	$14.36	$13.20	$13.85	$12.53	N/A	N/A	N/A	N/A
End of period	$15.29	$15.99	$15.99	$14.36	$13.20	$13.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,810	25,261	25,629	26,074	26,540	25,165	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.38	$16.43	$14.93	$13.71	$14.57	$13.03	N/A	N/A	N/A	N/A
End of period	$15.65	$16.38	$16.43	$14.93	$13.71	$14.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,369	3,713	4,849	4,543	43	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.34	$16.39	$15.19	$14.00	$15.01	N/A	N/A	N/A	N/A	N/A
End of period	$15.65	$16.34	$16.39	$15.19	$14.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,392	14,597	16,878	15,935	10,265	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37
End of period	$32.00	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58
Accumulation units outstanding at the end of period	3,561	4,364	5,457	3,408	7,960	9,655	7,161	3,219	41,059	1,785

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87
End of period	$15.23	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52
Accumulation units outstanding at the end of period	5,046	10,462	10,925	11,763	12,916	14,164	5,561	8,376	10,952	6,583

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,699	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.99	$14.22	$10.98	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$15.99	$14.22	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,459	4,950	4,684	4,882	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.22	$10.32	$10.87	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$10.22	$10.32	$10.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,989	4,086	5,367	4,079	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.45	$12.50	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.17	$12.45	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	688	367	135	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.78	$14.64	$11.26	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.59	$15.78	$14.64	$11.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,434	10,934	7,143	2,410	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.56	$12.19	$10.29	$8.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.76	$11.56	$12.19	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	802	820	1,293	892	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.50	$11.69	$10.78	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$10.50	$11.69	$10.78	$9.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,375	1,799	2,686	2,973	2,747	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.57	$11.62	$10.39	$9.69	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$11.57	$11.62	$10.39	$9.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,288	34,218	27,429	25,137	6,431	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	$13.61	N/A	N/A
End of period	$6.55	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	N/A	N/A
Accumulation units outstanding at the end of period	20,696	22,460	27,583	27,475	32,093	46,311	54,943	33,558	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34	$24.76
End of period	$36.70	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34
Accumulation units outstanding at the end of period	1,934	1,010	1,704	1,939	2,818	2,929	2,766	1,952	2,179	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.23	$14.50	$12.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	$15.23	$14.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,866	9,628	2,019	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58
End of period	$11.97	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46
Accumulation units outstanding at the end of period	17,854	19,170	20,005	21,944	22,326	31,159	33,022	33,953	16,633	3,960

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42
End of period	$30.22	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75
Accumulation units outstanding at the end of period	4,006	5,862	7,171	6,834	9,112	6,868	8,811	7,628	5,453	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49
End of period	$11.34	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84
Accumulation units outstanding at the end of period	9,250	14,371	14,766	13,484	13,691	14,171	24,431	30,524	22,972	10,987

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88	$16.27
End of period	$22.06	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88
Accumulation units outstanding at the end of period	835	192	3,096	220	1,068	1,951	1,049	964	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.13	$7.86	$8.56	$7.14	$9.26	$7.93	$4.78	N/A	N/A	N/A
End of period	$6.63	$8.13	$7.86	$8.56	$7.14	$9.26	$7.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,029	270	827	1,321	2,000	4,748	4,462	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37	$4.13	N/A	N/A	N/A
End of period	$6.94	$7.47	$6.86	$7.18	$5.94	$8.42	$7.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,867	7,773	8,871	9,745	12,080	25,258	55,042	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	$9.88	N/A	N/A
End of period	$10.38	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	N/A	N/A
Accumulation units outstanding at the end of period	112,101	132,449	145,914	143,347	139,946	174,801	226,242	274,651	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.25	$10.73	$8.42	$7.05	$7.67	$7.33	$5.72	$9.85	N/A	N/A
End of period	$9.38	$10.25	$10.73	$8.42	$7.05	$7.67	$7.33	$5.72	N/A	N/A
Accumulation units outstanding at the end of period	17,551	18,136	17,629	16,938	19,861	17,183	4,536	6,374	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.43	$11.74	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	$11.43	$11.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,227	15,255	14,918	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	$10.82	N/A
End of period	$11.92	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	N/A
Accumulation units outstanding at the end of period	36,395	49,456	46,962	42,311	43,400	48,510	49,365	44,962	45,479	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.36	$10.56	$8.16	$6.55	$7.82	$6.63	$4.44	$9.85	N/A	N/A
End of period	$9.51	$9.36	$10.56	$8.16	$6.55	$7.82	$6.63	$4.44	N/A	N/A
Accumulation units outstanding at the end of period	6,239	8,085	7,394	8,559	23,511	21,959	23,915	10,703	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.47	$10.93	$8.71	$7.83	$8.06	$7.39	$5.96	$9.81	N/A	N/A
End of period	$10.70	$11.47	$10.93	$8.71	$7.83	$8.06	$7.39	$5.96	N/A	N/A
Accumulation units outstanding at the end of period	22,047	26,036	26,568	27,875	18,293	16,853	12,808	12,211	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31
End of period	$21.74	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73
Accumulation units outstanding at the end of period	7,529	8,278	4,983	23,525	8,261	9,362	15,501	10,036	20,147	10,605

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.07	$12.98	$14.40	$12.26	$13.15	$11.58	N/A	N/A	N/A	N/A
End of period	$10.35	$12.07	$12.98	$14.40	$12.26	$13.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,847	1,889	2,006	2,655	6,747	22,362	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23
End of period	$17.04	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71
Accumulation units outstanding at the end of period	3,493	3,706	3,791	3,548	6,758	6,541	8,026	8,690	13,167	5,020

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.59	$11.29	$8.60	$7.35	$8.41	$7.91	$6.48	$10.62	N/A	N/A
End of period	$12.10	$12.59	$11.29	$8.60	$7.35	$8.41	$7.91	$6.48	N/A	N/A
Accumulation units outstanding at the end of period	3,633	3,497	2,755	2,942	3,087	4,051	7,799	14,341	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53
End of period	$15.07	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38
Accumulation units outstanding at the end of period	8,252	8,817	8,633	12,806	10,217	11,644	12,925	12,968	14,504	17,208

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52
End of period	$16.70	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21
Accumulation units outstanding at the end of period	7,849	9,425	10,287	11,103	12,564	12,600	8,571	11,634	11,991	4,181

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44
End of period	$17.38	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07
Accumulation units outstanding at the end of period	10,993	7,079	6,991	7,379	8,184	10,608	10,862	14,404	76,593	4,098

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38
End of period	$21.57	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48
Accumulation units outstanding at the end of period	3,755	1,982	3,441	1,889	8,367	6,611	7,179	7,791	10,287	2,713

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33
End of period	$22.25	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82
Accumulation units outstanding at the end of period	4,430	1,911	2,737	2,290	5,161	5,151	5,593	2,311	68,187	544

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.11	$13.96	$11.54	$10.06	$11.12	$10.35	N/A	N/A	N/A	N/A
End of period	$11.65	$13.11	$13.96	$11.54	$10.06	$11.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,393	26,294	42,402	38,741	61,640	50,749	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14	$20.20
End of period	$34.81	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14
Accumulation units outstanding at the end of period	4,358	4,750	4,797	18,469	1,871	9,514	3,758	2,063	77,705	203

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	$14.44
End of period	$17.56	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59
Accumulation units outstanding at the end of period	23,423	25,390	27,378	32,477	35,233	51,305	47,758	46,171	5,481	2,982

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	$10.83	N/A
End of period	$9.38	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	N/A
Accumulation units outstanding at the end of period	10,131	11,794	13,210	17,354	22,658	42,664	27,129	25,026	37,315	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.16	$11.49	$9.19	$8.11	$8.46	$7.43	$6.10	$9.77	N/A	N/A
End of period	$11.63	$12.16	$11.49	$9.19	$8.11	$8.46	$7.43	$6.10	N/A	N/A
Accumulation units outstanding at the end of period	808	923	1,525	1,173	1,307	1,402	1,543	5,534	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81
End of period	$12.66	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97
Accumulation units outstanding at the end of period	17,789	18,525	22,963	29,590	30,768	37,103	48,746	31,420	30,038	14,565

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31
End of period	$6.97	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74
Accumulation units outstanding at the end of period	3,705	5,521	5,726	8,482	13,687	13,689	11,364	5,151	3,454	32,607

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97
End of period	$20.46	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07
Accumulation units outstanding at the end of period	5,899	6,592	7,559	5,450	2,500	4,060	2,752	4,225	1,874	894

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51
End of period	$13.02	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78
Accumulation units outstanding at the end of period	22,833	25,543	26,781	39,726	50,241	49,514	65,961	55,043	43,919	46,316

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.16	$9.72	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.59	$9.16	$9.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	587	680	1,001	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.76	$14.56	$11.40	$10.72	$11.83	N/A	N/A	N/A	N/A	N/A
End of period	$13.20	$13.76	$14.56	$11.40	$10.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,877	2,149	1,644	—	41	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08
End of period	$10.34	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02
Accumulation units outstanding at the end of period	19,388	21,900	24,677	20,676	7,917	7,269	16,969	16,148	2,123	1,099

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19
End of period	$15.31	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71
Accumulation units outstanding at the end of period	17,992	20,462	21,520	28,643	42,267	43,400	54,757	52,127	53,591	43,539

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	$10.88
End of period	$23.81	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32
Accumulation units outstanding at the end of period	22,787	14,279	18,726	23,743	13,763	10,691	12,933	14,878	12,162	1,921

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.48	$12.12	$10.01	$8.98	$9.37	$8.28	$6.76	$9.85	N/A	N/A
End of period	$12.03	$12.48	$12.12	$10.01	$8.98	$9.37	$8.28	$6.76	N/A	N/A
Accumulation units outstanding at the end of period	6,595	3,502	3,708	329	334	338	4,083	43,572	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72
End of period	$15.08	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09
Accumulation units outstanding at the end of period	19,567	22,369	11,208	17,181	21,391	23,999	22,845	21,996	24,102	9,764

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79
End of period	$15.65	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70
Accumulation units outstanding at the end of period	403,144	406,730	482,360	515,832	546,058	578,385	658,281	755,028	700,695	308,469

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47
End of period	$19.93	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73
Accumulation units outstanding at the end of period	4,490	4,626	4,611	5,122	2,590	5,845	15,847	7,238	89,994	6,628

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34
End of period	$24.20	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40
Accumulation units outstanding at the end of period	7,846	8,492	9,151	10,256	14,749	16,974	9,494	13,505	12,772	6,534

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.99	$14.85	$13.47	$12.30	$12.81	$11.60	N/A	N/A	N/A	N/A
End of period	$15.39	$14.99	$14.85	$13.47	$12.30	$12.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	330	372	391	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	$10.15	N/A
End of period	$13.24	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	N/A
Accumulation units outstanding at the end of period	32,554	24,011	25,527	3,245	755	762	773	6,944	6,691	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76
End of period	$22.89	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77
Accumulation units outstanding at the end of period	9,610	7,309	6,864	8,334	11,726	12,423	13,037	12,966	11,842	6,806

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48
End of period	$16.04	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80
Accumulation units outstanding at the end of period	33,509	27,423	35,869	35,365	48,465	51,259	33,050	23,381	20,243	8,810

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.29	$15.10	$11.28	$10.13	$11.21	$9.49	$6.01	N/A	N/A	N/A
End of period	$14.20	$15.29	$15.10	$11.28	$10.13	$11.21	$9.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,074	7,900	8,263	5,177	1,993	2,134	2,221	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13
End of period	$19.44	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09
Accumulation units outstanding at the end of period	12,824	13,871	13,508	10,410	12,120	12,789	21,023	9,639	5,956	4,934

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51
End of period	$10.13	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89
Accumulation units outstanding at the end of period	25,652	19,875	27,878	26,128	23,691	26,468	30,071	9,738	5,190	3,240

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.42	$10.15	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$10.42	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,313	1,350	2,338	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25
End of period	$17.18	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02
Accumulation units outstanding at the end of period	1,716	3,289	2,660	1,612	2,339	4,514	4,257	8,763	8,084	2,348

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	$10.23	$10.86	N/A	N/A
End of period	$12.20	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	$10.23	N/A	N/A
Accumulation units outstanding at the end of period	29,849	31,972	38,043	63,214	65,836	57,480	86,386	55,918	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24
End of period	$17.18	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40
Accumulation units outstanding at the end of period	26,319	30,434	45,084	85,079	56,453	95,079	107,562	108,703	248,383	27,719

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.39	$10.60	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$10.39	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,826	14,846	14,553	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32
End of period	$15.61	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32
Accumulation units outstanding at the end of period	6,607	9,252	10,170	10,461	19,949	31,178	22,958	4,209	9,371	7,148

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08	$5.61	N/A	N/A	N/A
End of period	$14.18	$15.76	$14.59	$10.57	$9.28	$10.25	$8.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,131	3,080	90	527	1,286	1,650	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.91	$14.40	$10.71	$9.15	$10.17	$8.14	$6.21	N/A	N/A	N/A
End of period	$14.07	$14.91	$14.40	$10.71	$9.15	$10.17	$8.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,388	98	—	—	17,835	15,758	18,964	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84
End of period	$22.81	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83
Accumulation units outstanding at the end of period	2,144	2,456	1,352	1,352	4,352	4,007	4,168	2,230	379	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.99	$14.22	$10.26	$8.05	$10.03	$8.12	N/A	N/A	N/A	N/A
End of period	$13.63	$13.99	$14.22	$10.26	$8.05	$10.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	676	693	1,818	2,276	3,893	9,377	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	$6.63	N/A	N/A	N/A
End of period	$17.62	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	82,950	73,249	40,206	62,619	92,685	40,780	49,670	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.75	$18.35	$13.12	$11.50	$10.64	$9.65	$6.84	N/A	N/A	N/A
End of period	$19.55	$19.75	$18.35	$13.12	$11.50	$10.64	$9.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,344	15,901	17,451	15,760	16,269	18,198	18,688	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.06	$15.34	$11.99	$10.87	$9.88	$8.54	$7.07	N/A	N/A	N/A
End of period	$16.80	$17.06	$15.34	$11.99	$10.87	$9.88	$8.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,266	46,004	49,596	26,410	20,833	21,220	18,048	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.05	$18.23	$12.43	$11.13	$10.68	$9.55	$6.22	N/A	N/A	N/A
End of period	$17.74	$21.05	$18.23	$12.43	$11.13	$10.68	$9.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,192	12,394	13,989	12,266	12,545	15,185	16,223	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41	$12.75
End of period	$17.77	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41
Accumulation units outstanding at the end of period	4,885	7,384	7,509	6,399	9,006	5,449	12,036	6,670	6,365	2,922

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02	$10.45
End of period	$12.17	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02
Accumulation units outstanding at the end of period	52,176	55,174	110,971	42,430	102,202	43,565	35,174	60,928	14,281	254

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36	$12.86
End of period	$17.77	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36
Accumulation units outstanding at the end of period	66,009	67,394	67,899	68,708	70,948	71,038	74,798	72,773	48,246	22,777

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63	$10.77
End of period	$13.57	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63
Accumulation units outstanding at the end of period	174,192	197,885	223,490	267,625	225,196	214,190	235,884	156,837	38,394	20,653

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65	$12.44
End of period	$16.62	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65
Accumulation units outstanding at the end of period	25,732	27,953	58,925	74,576	93,574	97,289	85,467	119,667	96,732	57,090

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,195	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.67	$15.59	$10.51	$8.82	$9.53	$8.85	$6.33	N/A	N/A	N/A
End of period	$15.95	$17.67	$15.59	$10.51	$8.82	$9.53	$8.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,960	9,412	9,941	10,264	10,393	10,951	10,362	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78
End of period	$46.72	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56
Accumulation units outstanding at the end of period	5,750	2,252	3,254	4,177	3,008	2,950	5,155	5,449	41,807	704

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59
End of period	$71.08	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14
Accumulation units outstanding at the end of period	6,536	7,140	7,496	6,136	7,860	8,841	7,706	6,921	28,794	1,092

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	$10.16	N/A
End of period	$9.53	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	N/A
Accumulation units outstanding at the end of period	23,034	25,709	29,364	44,883	35,069	31,909	20,411	14,462	196,505	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22
End of period	$21.64	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53
Accumulation units outstanding at the end of period	6,993	11,308	12,559	12,958	16,493	19,217	19,620	20,605	15,041	9,245

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96
End of period	$33.44	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42
Accumulation units outstanding at the end of period	2,428	4,266	5,311	5,630	9,246	8,313	7,761	7,410	9,087	4,137

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64	$11.38
End of period	$10.23	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64
Accumulation units outstanding at the end of period	30,754	13,739	28,474	62,467	128,072	151,752	153,237	347,654	226,501	26,410

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09
End of period	$27.06	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22
Accumulation units outstanding at the end of period	2,813	5,043	5,243	5,528	3,797	4,151	1,919	892	4,084	1,337

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.33	$16.39	$14.91	$13.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.60	$16.33	$16.39	$14.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	504	865	917	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.29	$16.36	$15.16	$13.98	$14.99	N/A	N/A	N/A	N/A	N/A
End of period	$15.60	$16.29	$16.36	$15.16	$13.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,557	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27
End of period	$31.67	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46
Accumulation units outstanding at the end of period	77	64	—	37	—	187	199	213	225	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51	$10.87
End of period	$15.15	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51
Accumulation units outstanding at the end of period	149	123	—	93	93	69	156	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,404	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.96	$14.19	$10.96	$9.88	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$15.08	$15.96	$14.19	$10.96	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	272	515	546	569	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.19	$10.30	$10.86	$10.50	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	$10.19	$10.30	$10.86	$10.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,668	2,277	1,988	663	695	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	590	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.74	$14.61	$11.24	$9.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.55	$15.74	$14.61	$11.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	539	1,832	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.53	$12.16	$10.27	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	$11.53	$12.16	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	256	249	249	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.55	$11.60	$10.38	$9.68	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$11.55	$11.60	$10.38	$9.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	510	707	756	1,125	1,172	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51	$6.49	$13.60	N/A	N/A
End of period	$6.52	$8.75	$10.44	$9.75	$9.89	$10.92	$9.51	$6.49	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	231	232	372	—	—	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63
End of period	$36.32	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19
Accumulation units outstanding at the end of period	—	—	314	926	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54
End of period	$11.87	$12.33	$12.54	$11.10	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42
Accumulation units outstanding at the end of period	—	—	—	248	248	249	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.80	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61	$21.31
End of period	$29.91	$29.80	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61
Accumulation units outstanding at the end of period	96	110	118	156	175	183	216	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77	$11.45
End of period	$11.24	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77
Accumulation units outstanding at the end of period	—	—	—	—	—	422	652	755	787	1,479

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19
End of period	$21.85	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.45	$6.84	$7.16	$5.93	$8.41	$7.36	N/A	N/A	N/A	N/A
End of period	$6.91	$7.45	$6.84	$7.16	$5.93	$8.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.27	$11.22	$9.26	$8.17	$8.47	$7.85	$6.17	$9.88	N/A	N/A
End of period	$10.33	$11.27	$11.22	$9.26	$8.17	$8.47	$7.85	$6.17	N/A	N/A
Accumulation units outstanding at the end of period	3,631	3,986	4,376	4,736	10,236	10,793	5,550	—	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.21	$10.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	298	316	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	$10.82	N/A
End of period	$11.86	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	N/A
Accumulation units outstanding at the end of period	1,394	1,913	1,840	1,501	1,627	1,763	357	7,339	11,979	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09	$17.10	$18.44	$17.63	$17.22
End of period	$21.52	$21.92	$21.27	$21.99	$20.87	$20.09	$19.09	$17.10	$18.44	$17.63
Accumulation units outstanding at the end of period	—	—	—	—	219	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.03	$12.95	$14.37	$12.24	$13.13	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$12.03	$12.95	$14.37	$12.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70	$11.22
End of period	$16.95	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70
Accumulation units outstanding at the end of period	475	458	—	164	165	480	404	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37	$11.53
End of period	$14.99	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37
Accumulation units outstanding at the end of period	187	215	366	649	—	103	—	1,227	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38	$9.99	$17.29	$16.11	$13.44
End of period	$16.53	$17.26	$17.61	$15.14	$13.37	$14.69	$13.38	$9.99	$17.29	$16.11
Accumulation units outstanding at the end of period	354	110	—	—	—	560	939	887	935	281

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.79	$15.86	$11.62	$10.56	$11.58	$10.08	$8.30	$13.62	$12.03	$11.41
End of period	$17.24	$16.79	$15.86	$11.62	$10.56	$11.58	$10.08	$8.30	$13.62	$12.03
Accumulation units outstanding at the end of period	—	—	—	—	—	1,519	1,610	1,726	1,821	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.05	$22.52	$17.59	$16.70	$18.11	$15.05	$11.02	$18.46	$19.39	$17.31
End of period	$21.38	$24.05	$22.52	$17.59	$16.70	$18.11	$15.05	$11.02	$18.46	$19.39
Accumulation units outstanding at the end of period	53	57	144	282	—	288	305	327	345	1,058

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64	$8.83	$14.99	$13.77	$12.30
End of period	$22.08	$22.99	$21.78	$15.94	$13.86	$14.37	$11.64	$8.83	$14.99	$13.77
Accumulation units outstanding at the end of period	—	—	—	116	116	116	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.07	$13.93	$11.52	$10.05	$11.11	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$13.07	$13.93	$11.52	$10.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	380	679	720	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.02	$20.09
End of period	$34.46	$34.21	$31.47	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01	$15.79	$15.16	$14.57	$14.44
End of period	$17.46	$17.78	$17.25	$18.28	$18.04	$16.80	$16.01	$15.79	$15.16	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	180	—	537	942	275

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	$10.83	N/A
End of period	$9.33	$11.74	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	N/A
Accumulation units outstanding at the end of period	—	—	—	136	137	686	619	1,431	845	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94	$10.79
End of period	$12.57	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94
Accumulation units outstanding at the end of period	2,025	2,167	2,927	3,094	6,453	7,147	5,390	3,292	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72	$4.30
End of period	$6.92	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03	$9.94
End of period	$20.29	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48
End of period	$12.91	$13.29	$12.38	$9.70	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	1,625	1,839	2,914	2,866	5,163	5,964

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.14	$9.71	$10.36	$9.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.57	$9.14	$9.71	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	574	210	251	251	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	319	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97	$12.04
End of period	$10.26	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97
Accumulation units outstanding at the end of period	—	—	—	73	73	73	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66	$9.10	$18.08	$16.65	$12.15
End of period	$15.19	$16.93	$15.62	$14.10	$11.73	$13.08	$11.66	$9.10	$18.08	$16.65
Accumulation units outstanding at the end of period	—	—	—	—	1,203	1,045	1,639	1,848	2,820	7,000

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53	$8.90	$11.86	$11.28	$10.85
End of period	$23.61	$22.66	$18.52	$13.44	$11.60	$10.70	$10.53	$8.90	$11.86	$11.28
Accumulation units outstanding at the end of period	—	—	—	48	48	48	—	—	333	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04	$14.69
End of period	$14.97	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04
Accumulation units outstanding at the end of period	—	—	387	388	388	389	521	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
End of period	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69
Accumulation units outstanding at the end of period	13,764	14,443	15,861	20,656	21,236	24,366	22,341	53,531	69,159	93,576

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36	$7.13	$12.48	$10.72	$10.46
End of period	$19.82	$19.98	$17.25	$12.51	$10.69	$10.72	$9.36	$7.13	$12.48	$10.72
Accumulation units outstanding at the end of period	242	100	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30	$22.26
End of period	$23.99	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30
Accumulation units outstanding at the end of period	—	—	—	61	61	51	236	—	239	346

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.69	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	$10.15	N/A
End of period	$13.17	$14.69	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	N/A
Accumulation units outstanding at the end of period	2,819	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75	$9.44	$15.48	$14.73	$13.73
End of period	$22.73	$23.89	$22.37	$17.20	$15.01	$15.68	$12.75	$9.44	$15.48	$14.73
Accumulation units outstanding at the end of period	—	—	417	417	418	497	571	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77	$10.46
End of period	$15.93	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77
Accumulation units outstanding at the end of period	8,582	9,185	11,013	1,563	1,438	1,485	4,299	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05	$13.10
End of period	$19.31	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05
Accumulation units outstanding at the end of period	—	—	430	431	431	503	550	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87	$5.49
End of period	$10.05	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87
Accumulation units outstanding at the end of period	—	—	—	617	257	404	1,060	—	593	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	473	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49	$8.43	$14.57	$14.02	$12.26
End of period	$17.11	$16.85	$16.92	$13.70	$11.63	$12.96	$11.49	$8.43	$14.57	$14.02
Accumulation units outstanding at the end of period	246	202	—	—	—	—	144	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71	$10.22	$10.85	N/A	N/A
End of period	$12.14	$12.82	$12.69	$14.28	$13.47	$12.34	$11.71	$10.22	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	3,013	3,493	3,763	—	—	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22
End of period	$17.08	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38
Accumulation units outstanding at the end of period	1,880	1,926	2,336	6,086	4,280	5,679	7,270	3,410	4,389	3,668

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.37	$10.59	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$10.37	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,379	4,716	3,903	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26	$12.27
End of period	$15.47	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26
Accumulation units outstanding at the end of period	1,768	1,673	1,807	4,518	—	—	796	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.71	$14.55	$10.55	$9.26	$10.23	N/A	N/A	N/A	N/A	N/A
End of period	$14.12	$15.71	$14.55	$10.55	$9.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	84	84	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96	$9.88	$19.14	$20.74	$18.77
End of period	$22.62	$25.33	$23.03	$16.80	$14.86	$16.04	$13.96	$9.88	$19.14	$20.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.95	$14.18	$10.24	$8.04	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$13.95	$14.18	$10.24	$8.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,765	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.90	$16.90	$12.03	$10.59	$10.23	$9.19	$6.63	N/A	N/A	N/A
End of period	$17.55	$18.90	$16.90	$12.03	$10.59	$10.23	$9.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	360	421	536	568	285	299	—	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.68	$18.29	$13.09	$11.48	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$19.47	$19.68	$18.29	$13.09	$11.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	289	329	191	288	170	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.00	$15.29	$11.96	$10.84	$9.86	N/A	N/A	N/A	N/A	N/A
End of period	$16.74	$17.00	$15.29	$11.96	$10.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	431	495	229	314	358	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.97	$18.17	$12.40	$11.11	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$17.67	$20.97	$18.17	$12.40	$11.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	134	144	—	—	335	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35	$12.70
End of period	$17.62	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35
Accumulation units outstanding at the end of period	—	—	—	—	—	161	49	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01	$10.44
End of period	$12.11	$12.58	$12.47	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01
Accumulation units outstanding at the end of period	—	677	—	—	—	—	7,490	7,961	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30	$12.81
End of period	$17.61	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30
Accumulation units outstanding at the end of period	—	—	200	262	290	312	4,269	4,179	4,179	4,179

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62	$10.76
End of period	$13.49	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62
Accumulation units outstanding at the end of period	11,215	11,846	14,811	16,620	17,512	23,858	20,046	22,593	24,470	21,654

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59	$12.39
End of period	$16.48	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,174	3,183	8,048	8,074

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13	$16.49	$29.50	$27.41	$24.65
End of period	$46.24	$42.72	$40.20	$29.65	$25.52	$26.41	$23.13	$16.49	$29.50	$27.41
Accumulation units outstanding at the end of period	461	434	181	282	90	53	856	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43
End of period	$70.39	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96
Accumulation units outstanding at the end of period	188	151	56	131	—	196	379	223	235	270

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	$10.16	N/A
End of period	$9.49	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	N/A
Accumulation units outstanding at the end of period	5,155	5,012	6,070	6,734	4,257	2,425	3,719	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90	$8.88	$15.25	$15.47	$13.18
End of period	$21.46	$22.36	$20.20	$15.06	$12.91	$13.48	$11.90	$8.88	$15.25	$15.47
Accumulation units outstanding at the end of period	576	577	138	178	187	1,211	1,278	2,055	2,268	1,332

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28	$21.84
End of period	$33.09	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28
Accumulation units outstanding at the end of period	—	336	713	826	959	1,110	359	632	726	787

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57	$11.32
End of period	$10.13	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57
Accumulation units outstanding at the end of period	682	2,417	9,424	11,666	13,149	13,367	20,554	18,751	23,878	3,029

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17	$17.06
End of period	$26.89	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17
Accumulation units outstanding at the end of period	176	—	—	—	—	215	68	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.255%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.81	$11.49	$9.58	$8.58	$8.85	$7.99	N/A	N/A	N/A	N/A
End of period	$11.31	$11.81	$11.49	$9.58	$8.58	$8.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	737	745	751	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.94	$15.95	$14.33	$13.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.24	$15.94	$15.95	$14.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,009	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.33	$16.39	$14.90	$13.69	$14.56	N/A	N/A	N/A	N/A	N/A
End of period	$15.60	$16.33	$16.39	$14.90	$13.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	6,638	15,875	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.28	$16.35	$15.16	$13.98	$14.99	N/A	N/A	N/A	N/A	N/A
End of period	$15.59	$16.28	$16.35	$15.16	$13.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	7,824	16,622	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.97	$33.80	$26.50	$23.81	$24.93	$18.79	$14.19	N/A	N/A	N/A
End of period	$31.66	$33.97	$33.80	$26.50	$23.81	$24.93	$18.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	146	148	163	192	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.75	$10.43	$9.75	$9.89	$10.92	$9.51	$6.49	$13.60	N/A	N/A
End of period	$6.52	$8.75	$10.43	$9.75	$9.89	$10.92	$9.51	$6.49	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,126	1,089	1,551	2,174	1,324	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.93	$32.81	$24.14	$22.32	$22.66	$20.57	N/A	N/A	N/A	N/A
End of period	$36.28	$34.93	$32.81	$24.14	$22.32	$22.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	610	616	622	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.90	$13.61	$11.46	$10.00	$11.74	$11.16	$8.77	N/A	N/A	N/A
End of period	$11.22	$11.90	$13.61	$11.46	$10.00	$11.74	$11.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	808	816	778	704	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.10	$7.84	$8.53	$7.12	$9.24	$7.92	N/A	N/A	N/A	N/A
End of period	$6.60	$8.10	$7.84	$8.53	$7.12	$9.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,016	1,026	1,035	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.44	$6.83	$7.16	$5.93	$8.41	$7.36	$4.13	N/A	N/A	N/A
End of period	$6.91	$7.44	$6.83	$7.16	$5.93	$8.41	$7.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	570	559	2,488	1,941	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.03	$12.94	$14.36	$12.24	$13.13	$11.57	$9.63	N/A	N/A	N/A
End of period	$10.31	$12.03	$12.94	$14.36	$12.24	$13.13	$11.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	83	323	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.03	$17.21	$13.26	$11.49	$12.58	$10.34	$7.97	N/A	N/A	N/A
End of period	$16.94	$19.03	$17.21	$13.26	$11.49	$12.58	$10.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	436	297	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.53	$11.25	$8.58	$7.33	$8.39	$7.90	$6.47	$10.62	N/A	N/A
End of period	$12.04	$12.53	$11.25	$8.58	$7.33	$8.39	$7.90	$6.47	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	209	1,303	1,101	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.48	$13.76	$13.70	$10.92	$11.91	$10.40	$8.03	N/A	N/A	N/A
End of period	$14.99	$15.48	$13.76	$13.70	$10.92	$11.91	$10.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,135	1,194	1,957	2,433	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.00	$21.78	$15.95	$13.86	$14.37	$11.65	$8.84	N/A	N/A	N/A
End of period	$22.08	$23.00	$21.78	$15.95	$13.86	$14.37	$11.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	173	182	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.74	$12.67	$13.10	$10.97	$13.64	$11.44	$6.81	N/A	N/A	N/A
End of period	$9.33	$11.74	$12.67	$13.10	$10.97	$13.64	$11.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,079	1,195	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.86	$12.46	$13.10	$12.93	$12.34	$11.93	$11.53	N/A	N/A	N/A
End of period	$12.56	$12.86	$12.46	$13.10	$12.93	$12.34	$11.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	509	2,164	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.60	$9.59	$7.36	$5.97	$7.00	$6.31	$5.44	N/A	N/A	N/A
End of period	$10.25	$10.60	$9.59	$7.36	$5.97	$7.00	$6.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,020	1,030	2,345	2,282	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.91	$15.60	$14.09	$11.72	$13.07	$11.65	$9.10	$18.07	N/A	N/A
End of period	$15.17	$16.91	$15.60	$14.09	$11.72	$13.07	$11.65	$9.10	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	638	704	3,689	3,677	3,959	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.47	$16.85	$14.19	$12.30	$14.34	$13.73	$10.86	$19.46	N/A	N/A
End of period	$14.96	$15.47	$16.85	$14.19	$12.30	$14.34	$13.73	$10.86	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	463	469	1,508	2,223	1,903	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.40	$15.07	$11.71	$10.14	$10.59	$9.25	$7.62	$13.57	N/A	N/A
End of period	$15.56	$16.40	$15.07	$11.71	$10.14	$10.59	$9.25	$7.62	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,644	1,754	5,123	7,314	5,938	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.97	$17.25	$12.50	$10.69	$10.72	$9.35	$7.13	N/A	N/A	N/A
End of period	$19.81	$19.97	$17.25	$12.50	$10.69	$10.72	$9.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,002	2,065	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.95	$36.45	$29.74	$29.16	$28.88	$24.80	$21.12	$34.76	N/A	N/A
End of period	$23.97	$31.95	$36.45	$29.74	$29.16	$28.88	$24.80	$21.12	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	353	349	965	796	449	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.68	$14.28	$10.39	$9.53	$9.29	$8.15	$7.02	$10.67	N/A	N/A
End of period	$13.16	$14.68	$14.28	$10.39	$9.53	$9.29	$8.15	$7.02	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,393	1,407	5,266	4,867	3,378	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.87	$22.35	$17.19	$15.00	$15.67	$12.74	$9.44	N/A	N/A	N/A
End of period	$22.71	$23.87	$22.35	$17.19	$15.00	$15.67	$12.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	527	546	592	653	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.68	$20.21	$14.93	$13.18	$14.09	$11.41	$9.16	N/A	N/A	N/A
End of period	$19.29	$20.68	$20.21	$14.93	$13.18	$14.09	$11.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	442	453	478	523	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.83	$8.34	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	N/A	N/A
End of period	$10.04	$9.83	$8.34	$6.76	$6.22	$6.38	$5.82	$3.63	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,813	1,811	2,185	3,007	1,683	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.81	$12.69	$14.28	$13.47	$12.33	$11.71	$10.22	$10.85	N/A	N/A
End of period	$12.14	$12.81	$12.69	$14.28	$13.47	$12.33	$11.71	$10.22	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	906	915	1,053	2,731	1,625	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.33	$17.05	$17.81	$16.85	$16.44	$15.63	$13.85	N/A	N/A	N/A
End of period	$17.01	$17.33	$17.05	$17.81	$16.85	$16.44	$15.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	954	939	1,845	3,141	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.97	$17.34	$16.39	$14.36	$14.03	$12.41	$8.67	N/A	N/A	N/A
End of period	$15.45	$16.97	$17.34	$16.39	$14.36	$14.03	$12.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	119	369	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.70	$14.54	$10.54	$9.26	$10.23	$8.08	$5.60	N/A	N/A	N/A
End of period	$14.12	$15.70	$14.54	$10.54	$9.26	$10.23	$8.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	413	465	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.85	$14.35	$10.69	$9.13	$10.15	$8.13	$6.21	N/A	N/A	N/A
End of period	$14.01	$14.85	$14.35	$10.69	$9.13	$10.15	$8.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	252	259	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.94	$14.17	$10.23	$8.04	$10.02	$8.11	$5.91	N/A	N/A	N/A
End of period	$13.58	$13.94	$14.17	$10.23	$8.04	$10.02	$8.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	189	746	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.89	$16.89	$12.03	$10.59	$10.23	$9.19	$6.63	N/A	N/A	N/A
End of period	$17.54	$18.89	$16.89	$12.03	$10.59	$10.23	$9.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,052	1,102	2,066	5,472	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.03	$17.46	$14.57	$12.92	$13.64	$12.01	N/A	N/A	N/A	N/A
End of period	$17.59	$18.03	$17.46	$14.57	$12.92	$13.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,002	1,011	1,021	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.95	$13.73	$12.71	$11.72	$11.89	$10.93	$9.42	N/A	N/A	N/A
End of period	$13.49	$13.95	$13.73	$12.71	$11.72	$11.89	$10.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	558	270	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.96	$16.60	$14.66	$13.18	$13.66	$12.34	$10.22	N/A	N/A	N/A
End of period	$16.46	$16.96	$16.60	$14.66	$13.18	$13.66	$12.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	512	503	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.51	$61.19	$45.85	$41.29	$42.86	$34.28	$23.88	N/A	N/A	N/A
End of period	$70.27	$67.51	$61.19	$45.85	$41.29	$42.86	$34.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	199	201	296	306	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.35	$20.19	$15.06	$12.91	$13.48	$11.90	$8.88	N/A	N/A	N/A
End of period	$21.45	$22.35	$20.19	$15.06	$12.91	$13.48	$11.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,112	1,123	1,659	1,680	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.13	$31.77	$27.23	$25.30	$25.06	$23.13	$19.76	N/A	N/A	N/A
End of period	$33.06	$34.13	$31.77	$27.23	$25.30	$25.06	$23.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	408	262	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.35	$10.58	$10.82	$11.07	$11.32	$11.58	$11.83	$11.84	N/A	N/A
End of period	$10.12	$10.35	$10.58	$10.82	$11.07	$11.32	$11.58	$11.83	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.57	$16.68	$15.59	$14.37	$15.55	$13.74	N/A	N/A	N/A	N/A
End of period	$15.90	$16.57	$16.68	$15.59	$14.37	$15.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,100	2,258	2,417	2,570	3,677	2,417	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.02	$10.74	$8.86	$7.91	$8.36	$7.59	$6.19	N/A	N/A	N/A
End of period	$10.49	$11.02	$10.74	$8.86	$7.91	$8.36	$7.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	6,865	6,865	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.15	$11.80	$10.31	$9.31	$9.46	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$12.15	$11.80	$10.31	$9.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,686	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.77	$11.46	$9.56	$8.57	$8.84	$7.99	$6.66	N/A	N/A	N/A
End of period	$11.27	$11.77	$11.46	$9.56	$8.57	$8.84	$7.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.25	$16.32	$15.13	$13.97	$14.98	$13.34	N/A	N/A	N/A	N/A
End of period	$15.55	$16.25	$16.32	$15.13	$13.97	$14.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	12,123	29,765	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.72	$33.57	$26.33	$23.66	$24.79	$18.70	$14.12	$23.41	$21.37	$18.21
End of period	$31.42	$33.72	$33.57	$26.33	$23.66	$24.79	$18.70	$14.12	$23.41	$21.37
Accumulation units outstanding at the end of period	—	—	—	—	522	1,743	852	2,370	4,651	1,223

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	$11.46	$12.50	$10.86
End of period	$15.08	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	$11.46	$12.50
Accumulation units outstanding at the end of period	—	—	—	—	1,969	1,227	1,341	1,961	1,694	4,293

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.17	$10.29	$10.85	$10.49	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$10.17	$10.29	$10.85	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,461	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.71	$14.59	$11.23	$9.83	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$15.71	$14.59	$11.23	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,270	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.51	$12.14	$10.26	$8.94	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$11.51	$12.14	$10.26	$8.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,690	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.45	$11.65	$10.75	$9.37	$11.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$10.45	$11.65	$10.75	$9.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.53	$11.58	$10.37	$9.68	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$11.53	$11.58	$10.37	$9.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	$6.48	$13.60	N/A	N/A
End of period	$6.50	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	$6.48	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	962	3,292	4,710	2,996	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.65	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.86	$25.05	$24.51
End of period	$35.98	$34.65	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.86	$25.05
Accumulation units outstanding at the end of period	—	—	—	2,182	913	1,270	918	521	134	252

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.26	$12.47	$11.05	$10.00	$10.74	$10.08	$8.42	$12.02	$11.39	$10.53
End of period	$11.80	$12.26	$12.47	$11.05	$10.00	$10.74	$10.08	$8.42	$12.02	$11.39
Accumulation units outstanding at the end of period	—	—	—	373	1,878	5,897	10,184	9,791	2,075	370

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.54	$29.53	$24.52	$21.44	$22.97	$21.03	$15.57	$27.69	$23.49	$21.20
End of period	$29.64	$29.54	$29.53	$24.52	$21.44	$22.97	$21.03	$15.57	$27.69	$23.49
Accumulation units outstanding at the end of period	—	—	—	30	542	464	248	531	903	488

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.82	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72	$11.41
End of period	$11.15	$11.82	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	3,158	5,139	4,020	5,239	6,064	8,068

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.63	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.71	$16.12
End of period	$21.66	$22.63	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	302	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.07	$7.82	$8.51	$7.11	$9.23	$7.91	$4.77	N/A	N/A	N/A
End of period	$6.58	$8.07	$7.82	$8.51	$7.11	$9.23	$7.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	853	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	$4.13	N/A	N/A	N/A
End of period	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	854	1,693	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.23	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	$9.87	N/A	N/A
End of period	$10.29	$11.23	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	14,184	35,957	38,530	46,464	108,067	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.17	$10.66	$8.37	$7.02	$7.64	$7.30	$5.71	$9.84	N/A	N/A
End of period	$9.30	$10.17	$10.66	$8.37	$7.02	$7.64	$7.30	$5.71	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,652	1,651	1,762	2,888	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.05	$12.94	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	N/A	N/A
End of period	$11.81	$13.05	$12.94	$11.60	$10.58	$10.56	$9.60	$7.39	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	192	12,066	19,186	22,665	20,095	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.30	$10.50	$8.12	$6.53	$7.80	$6.62	$4.44	$9.85	N/A	N/A
End of period	$9.43	$9.30	$10.50	$8.12	$6.53	$7.80	$6.62	$4.44	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,157	417	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.38	$10.85	$8.66	$7.79	$8.03	$7.37	$5.95	$9.80	N/A	N/A
End of period	$10.60	$11.38	$10.85	$8.66	$7.79	$8.03	$7.37	$5.95	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,722	4,287	3,604	3,563	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.73	$21.09	$21.81	$20.71	$19.94	$18.96	$17.00	$18.34	$17.54	$17.14
End of period	$21.32	$21.73	$21.09	$21.81	$20.71	$19.94	$18.96	$17.00	$18.34	$17.54
Accumulation units outstanding at the end of period	—	—	—	—	3,700	2,397	2,216	2,393	2,008	994

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.00	$12.92	$14.34	$12.23	$13.12	$11.57	N/A	N/A	N/A	N/A
End of period	$10.28	$12.00	$12.92	$14.34	$12.23	$13.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	78	1,961	9,028	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69	$11.22
End of period	$16.87	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69
Accumulation units outstanding at the end of period	—	—	—	57	3,917	3,791	3,447	3,850	5,438	682

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	$6.46	$10.61	N/A	N/A
End of period	$12.00	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	$6.46	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.42	$13.72	$13.66	$10.89	$11.89	$10.38	$8.02	$12.76	$15.36	$11.52
End of period	$14.92	$15.42	$13.72	$13.66	$10.89	$11.89	$10.38	$8.02	$12.76	$15.36
Accumulation units outstanding at the end of period	—	—	—	—	600	1,531	1,946	2,831	673	6,819

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.10	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
End of period	$16.37	$17.10	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02
Accumulation units outstanding at the end of period	—	—	—	—	1,727	1,941	2,268	2,178	4,988	3,957

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.71	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01	$11.39
End of period	$17.14	$16.71	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01
Accumulation units outstanding at the end of period	—	—	—	—	223	1,648	870	1,096	751	846

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.87	$22.35	$17.47	$16.60	$18.00	$14.96	$10.96	$18.38	$19.31	$17.25
End of period	$21.21	$23.87	$22.35	$17.47	$16.60	$18.00	$14.96	$10.96	$18.38	$19.31
Accumulation units outstanding at the end of period	—	—	—	—	158	486	310	429	396	107

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.85	$21.65	$15.86	$13.79	$14.31	$11.60	$8.80	$14.95	$13.73	$12.29
End of period	$21.94	$22.85	$21.65	$15.86	$13.79	$14.31	$11.60	$8.80	$14.95	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	1,042	—	—	—	666	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.04	$13.90	$11.51	$10.04	$11.11	$10.35	N/A	N/A	N/A	N/A
End of period	$11.58	$13.04	$13.90	$11.51	$10.04	$11.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	163	3,429	3,833	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.91	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	$21.90	$19.63
End of period	$34.14	$33.91	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	$21.90
Accumulation units outstanding at the end of period	—	—	—	—	—	139	156	337	268	161

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.54	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.00	$14.43	$14.30
End of period	$17.22	$17.54	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.00	$14.43
Accumulation units outstanding at the end of period	—	—	—	—	6,898	3,067	2,369	5,679	2,183	1,237

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
End of period	$9.29	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,821	8,588	5,772	4,191	6,644	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.07	$11.41	$9.14	$8.07	$8.43	$7.41	$6.09	$9.77	N/A	N/A
End of period	$11.53	$12.07	$11.41	$9.14	$8.07	$8.43	$7.41	$6.09	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	930	952	1,058	1,254	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91	$10.77
End of period	$12.49	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91
Accumulation units outstanding at the end of period	—	—	—	610	4,713	5,960	11,119	5,401	2,680	947

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.84	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
End of period	$6.87	$6.84	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	643	600	594	6,083	6,045

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.46	$17.97	$13.03	$10.80	$10.37	$8.64	$6.64	$9.89	$10.99	$9.91
End of period	$20.14	$19.46	$17.97	$13.03	$10.80	$10.37	$8.64	$6.64	$9.89	$10.99
Accumulation units outstanding at the end of period	—	—	—	153	58	87	427	855	838	311

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.20	$12.30	$9.64	$8.87	$7.69	$6.31	$5.57	$10.57	$10.70	$8.45
End of period	$12.81	$13.20	$12.30	$9.64	$8.87	$7.69	$6.31	$5.57	$10.57	$10.70
Accumulation units outstanding at the end of period	472	507	538	540	571	3,417	4,546	4,260	12,819	29,656

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.67	$14.48	$11.35	$10.69	$11.80	N/A	N/A	N/A	N/A	N/A
End of period	$13.10	$13.67	$14.48	$11.35	$10.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	268	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.54	$9.53	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	$13.92	$12.62
End of period	$10.18	$10.54	$9.53	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	$13.92
Accumulation units outstanding at the end of period	—	—	—	269	1,898	2,124	2,753	2,869	6,756	835

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.84	$15.54	$14.04	$11.69	$13.04	$11.63	$9.08	$18.05	$16.62	$12.14
End of period	$15.10	$16.84	$15.54	$14.04	$11.69	$13.04	$11.63	$9.08	$18.05	$16.62
Accumulation units outstanding at the end of period	—	—	—	141	854	3,814	9,089	9,218	16,570	22,064

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24	$10.82
End of period	$23.44	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	1,786	968	3,488	1,900	5,715	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.39	$12.04	$9.96	$8.94	$9.34	$8.26	N/A	N/A	N/A	N/A
End of period	$11.93	$12.39	$12.04	$9.96	$8.94	$9.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00	$14.67
End of period	$14.88	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00
Accumulation units outstanding at the end of period	—	—	—	126	1,192	2,347	3,568	3,545	6,419	1,858

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67	$11.77
End of period	$15.49	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67
Accumulation units outstanding at the end of period	—	—	—	2,332	43,950	59,470	84,677	147,380	218,639	66,580

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.89	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
End of period	$19.72	$19.89	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	$12.46	$10.71
Accumulation units outstanding at the end of period	—	—	—	—	134	3,804	5,744	4,145	1,971	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.76	$36.25	$29.59	$29.02	$28.75	$24.70	$21.04	$34.65	$26.21	$22.20
End of period	$23.82	$31.76	$36.25	$29.59	$29.02	$28.75	$24.70	$21.04	$34.65	$26.21
Accumulation units outstanding at the end of period	—	—	—	5	516	1,287	1,674	1,464	3,333	801

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.63	$14.23	$10.37	$9.51	$9.28	$8.14	$7.01	$10.66	$10.14	N/A
End of period	$13.12	$14.63	$14.23	$10.37	$9.51	$9.28	$8.14	$7.01	$10.66	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,155	2,105	2,114	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.75	$22.25	$17.12	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70	$13.71
End of period	$22.59	$23.75	$22.25	$17.12	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70
Accumulation units outstanding at the end of period	336	361	383	384	3,281	6,012	4,026	6,481	10,704	2,367

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75	$10.44
End of period	$15.83	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75
Accumulation units outstanding at the end of period	—	—	—	—	1,692	2,750	3,633	3,674	4,074	2,209

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.18	$15.00	$11.22	$10.08	$11.18	$9.47	$6.00	$8.79	N/A	N/A
End of period	$14.08	$15.18	$15.00	$11.22	$10.08	$11.18	$9.47	$6.00	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	6,801	8,127	5,027	3,687	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02	$13.08
End of period	$19.19	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02
Accumulation units outstanding at the end of period	—	—	—	—	674	3,649	4,395	3,129	4,870	1,456

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.77	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	$5.85	N/A
End of period	$9.97	$9.77	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	N/A
Accumulation units outstanding at the end of period	—	—	—	25	507	7,938	7,652	1,233	11,276	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.68	$16.75	$13.58	$11.53	$12.85	$11.40	$8.36	$14.47	$13.93	$12.18
End of period	$16.93	$16.68	$16.75	$13.58	$11.53	$12.85	$11.40	$8.36	$14.47	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	5,112	3,710	3,710	3,448	4,687	3,207

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.77	$12.65	$14.25	$13.44	$12.31	$11.70	$10.21	$10.85	N/A	N/A
End of period	$12.10	$12.77	$12.65	$14.25	$13.44	$12.31	$11.70	$10.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	755	17,822	18,272	25,781	19,350	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29	$13.14
End of period	$16.89	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29
Accumulation units outstanding at the end of period	634	681	723	1,170	15,820	28,685	61,786	26,844	22,899	3,367

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.86	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21	$12.23
End of period	$15.35	$16.86	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21
Accumulation units outstanding at the end of period	—	—	—	—	—	2,215	335	175	2,967	156

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.66	$14.51	$10.52	$9.25	$10.22	$8.07	N/A	N/A	N/A	N/A
End of period	$14.07	$15.66	$14.51	$10.52	$9.25	$10.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,137	602	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.81	$14.32	$10.67	$9.12	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$13.97	$14.81	$14.32	$10.67	$9.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	237	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.07	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60	$18.65
End of period	$22.37	$25.07	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	236

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.91	$14.14	$10.22	$8.03	$10.01	N/A	N/A	N/A	N/A	N/A
End of period	$13.54	$13.91	$14.14	$10.22	$8.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,977	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.84	$16.85	$12.00	$10.57	$10.21	$9.18	$6.62	N/A	N/A	N/A
End of period	$17.48	$18.84	$16.85	$12.00	$10.57	$10.21	$9.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	459	—	—	772	5,528	20,748	34,756	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.62	$18.24	$13.06	$11.46	$10.61	$9.64	$6.84	N/A	N/A	N/A
End of period	$19.40	$19.62	$18.24	$13.06	$11.46	$10.61	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	268	—	935	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.95	$15.25	$11.93	$10.82	$9.85	$8.52	$7.06	N/A	N/A	N/A
End of period	$16.68	$16.95	$15.25	$11.93	$10.82	$9.85	$8.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	61	890	598	1,018	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.91	$18.12	$12.37	$11.09	$10.65	$9.53	$6.21	N/A	N/A	N/A
End of period	$17.60	$20.91	$18.12	$12.37	$11.09	$10.65	$9.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,832	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07	$15.25	$14.30	$12.66
End of period	$17.48	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07	$15.25	$14.30
Accumulation units outstanding at the end of period	—	—	—	1,666	15,285	15,269	17,618	20,050	20,640	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.52	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00	$10.44
End of period	$12.04	$12.52	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00
Accumulation units outstanding at the end of period	—	—	—	—	9,326	15,401	9,447	3,803	4,375	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	$9.56	$15.13	$14.24	$12.76
End of period	$17.47	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	$9.56	$15.13	$14.24
Accumulation units outstanding at the end of period	—	—	—	51	5,418	6,500	13,875	13,622	12,666	239

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
End of period	$13.43	$13.89	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60
Accumulation units outstanding at the end of period	962	1,032	1,096	6,808	17,236	40,554	39,291	42,067	45,627	18,308

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.50	$14.57	$13.11	$13.59	$12.28	$10.18	$14.37	$13.53	$12.34
End of period	$16.34	$16.85	$16.50	$14.57	$13.11	$13.59	$12.28	$10.18	$14.37	$13.53
Accumulation units outstanding at the end of period	—	—	—	9,627	34,273	35,005	36,239	39,745	35,268	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.56	$15.50	$10.46	$8.78	$9.50	$8.83	$6.32	N/A	N/A	N/A
End of period	$15.83	$17.56	$15.50	$10.46	$8.78	$9.50	$8.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,570	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.34	$39.86	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26	$24.53
End of period	$45.81	$42.34	$39.86	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26
Accumulation units outstanding at the end of period	—	—	—	747	1,569	1,354	849	656	1,741	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74	$34.24
End of period	$69.69	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74
Accumulation units outstanding at the end of period	—	—	—	494	2,366	1,883	1,524	1,017	3,834	200

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	$9.56	N/A	N/A	N/A
End of period	$9.45	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	448	14,337	11,432	10,450	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.22	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.20	$15.43	$13.15
End of period	$21.32	$22.22	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.20	$15.43
Accumulation units outstanding at the end of period	—	—	—	—	5,710	2,048	2,209	2,507	4,974	416

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.86	$31.54	$27.04	$25.13	$24.90	$22.99	$19.66	$25.37	$24.15	$21.74
End of period	$32.79	$33.86	$31.54	$27.04	$25.13	$24.90	$22.99	$19.66	$25.37	$24.15
Accumulation units outstanding at the end of period	—	—	—	81	1,862	3,037	3,743	6,682	4,151	4,177

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.27	$10.51	$10.75	$11.00	$11.26	$11.52	$11.77	$11.78	$11.51	$11.27
End of period	$10.04	$10.27	$10.51	$10.75	$11.00	$11.26	$11.52	$11.77	$11.78	$11.51
Accumulation units outstanding at the end of period	—	—	—	101	10,052	11,029	34,803	118,268	41,337	43,477

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.26	$25.97	$20.28	$17.84	$18.63	$16.77	$13.84	$21.25	$20.16	$17.06
End of period	$26.76	$28.26	$25.97	$20.28	$17.84	$18.63	$16.77	$13.84	$21.25	$20.16
Accumulation units outstanding at the end of period	—	—	—	—	1,370	—	1,102	502	2,735	2,798

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.02	$10.74	$8.86	$7.91	$8.36	$7.59	N/A	N/A	N/A	N/A
End of period	$10.49	$11.02	$10.74	$8.86	$7.91	$8.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,399	2,543	2,771	2,883	2,948	11,925	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.24	$16.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.55	$16.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,474	4,953	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
End of period	$31.39	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36
Accumulation units outstanding at the end of period	3	75	1,812	1,821	2,039	2,276	2,546	2,764	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86
End of period	$15.07	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50
Accumulation units outstanding at the end of period	49	212	91	97	117	180	224	378	846	944

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.71	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$15.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6	157	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.45	$11.65	$10.75	$9.37	$11.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$10.45	$11.65	$10.75	$9.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,123	1,192	1,072	907	825	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.53	$11.58	$10.36	$9.68	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$11.53	$11.58	$10.36	$9.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,021	7,016	8,001	16,670	18,270	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	N/A	N/A	N/A	N/A
End of period	$6.50	$8.72	$10.40	$9.72	$9.87	$10.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	426	332	702	681	661	683	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49
End of period	$35.94	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04
Accumulation units outstanding at the end of period	379	399	400	403	440	454	456	449	520	485

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
End of period	$11.79	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20
End of period	$29.60	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47
Accumulation units outstanding at the end of period	80	87	256	679	671	680	658	481	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40
End of period	$11.13	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71
Accumulation units outstanding at the end of period	35	51	74	80	124	148	639	2,033	2,440	2,345

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
End of period	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70
Accumulation units outstanding at the end of period	34	34	38	41	41	45	44	40	35	2

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.07	$7.82	$8.51	$7.11	$9.23	$7.91	N/A	N/A	N/A	N/A
End of period	$6.57	$8.07	$7.82	$8.51	$7.11	$9.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	237	209	189	178	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	N/A	N/A	N/A	N/A
End of period	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	280	258	214	207	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.22	$11.18	$9.23	$8.15	$8.45	$7.83	$6.16	$9.87	N/A	N/A
End of period	$10.29	$11.22	$11.18	$9.23	$8.15	$8.45	$7.83	$6.16	N/A	N/A
Accumulation units outstanding at the end of period	918	1,115	974	1,112	1,247	1,275	1,334	571	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	$10.81	N/A
End of period	$11.81	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	8,490	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.29	$10.50	$8.11	$6.52	$7.80	$6.62	N/A	N/A	N/A	N/A
End of period	$9.43	$9.29	$10.50	$8.11	$6.52	$7.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	200	231	222	205	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.38	$10.85	$8.65	$7.79	$8.02	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$11.38	$10.85	$8.65	$7.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
End of period	$21.29	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53
Accumulation units outstanding at the end of period	501	557	588	577	697	756	802	10,948	13,415	16,324

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.00	$12.91	$14.34	$12.22	$13.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$12.00	$12.91	$14.34	$12.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76	76	76	77	77	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22
End of period	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69
Accumulation units outstanding at the end of period	40	58	84	90	108	132	186	356	1,027	1,126

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52
End of period	$14.91	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36
Accumulation units outstanding at the end of period	163	188	203	227	285	776	5,177	4,344	4,418	6,457

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
End of period	$16.36	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02
Accumulation units outstanding at the end of period	—	—	—	—	27	29	385	385	388	352

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.70	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
End of period	$17.13	$16.70	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01
Accumulation units outstanding at the end of period	17	18	21	21	20	22	558	554	554	537

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24
End of period	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31
Accumulation units outstanding at the end of period	113	120	132	155	163	168	191	566	566	2,636

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28
End of period	$21.94	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75
Accumulation units outstanding at the end of period	104	308	130	163	185	204	348	122	122	122

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.04	$13.90	$11.50	$10.04	$11.11	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$13.04	$13.90	$11.50	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8	187	—	5,356	5,881	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
End of period	$34.10	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89
Accumulation units outstanding at the end of period	293	437	463	491	497	511	575	506	674	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
End of period	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42
Accumulation units outstanding at the end of period	324	367	397	394	444	549	513	767	658	632

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
End of period	$9.29	$11.69	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	N/A
Accumulation units outstanding at the end of period	—	—	298	266	255	235	254	—	3,481	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
End of period	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91
Accumulation units outstanding at the end of period	372	358	331	245	230	235	6,471	160	296	297

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
End of period	$6.87	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	343	329	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91
End of period	$20.10	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97
Accumulation units outstanding at the end of period	188	432	204	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45
End of period	$12.80	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70
Accumulation units outstanding at the end of period	—	—	2,045	2,045	3,662	4,131	4,596	5,902	10,485	5,863

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
End of period	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	840

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11
End of period	$15.06	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58
Accumulation units outstanding at the end of period	109	129	1,405	1,418	2,585	3,198	6,693	7,241	10,920	8,460

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
End of period	$23.42	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23
Accumulation units outstanding at the end of period	56	212	130	145	157	167	169	203	237	222

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
End of period	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00
Accumulation units outstanding at the end of period	104	116	77	82	92	111	2,155	6,646	6,276	8,686

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
End of period	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67
Accumulation units outstanding at the end of period	1,385	1,491	9,447	10,037	30,550	30,790	39,050	71,377	90,568	118,790

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
End of period	$19.71	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71
Accumulation units outstanding at the end of period	—	—	1,882	1,882	2,129	2,372	2,662	3,070	3,756	114

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20
End of period	$23.80	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21
Accumulation units outstanding at the end of period	22	109	205	208	212	254	263	878	1,563	3,309

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.63	$14.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26	38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71
End of period	$22.57	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70
Accumulation units outstanding at the end of period	1,661	1,930	1,840	1,913	3,758	5,641	2,282	6,682	6,496	4,553

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
End of period	$15.82	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,115	2,737	2,729	2,816

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	N/A	N/A	N/A	N/A
End of period	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	873	989	1,052	1,103	1,061	1,069	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08
End of period	$19.18	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01
Accumulation units outstanding at the end of period	9	9	165	11	42	46	273	4,524	4,485	4,753

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47
End of period	$9.97	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85
Accumulation units outstanding at the end of period	—	—	503	456	535	501	499	291	291	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
End of period	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94
Accumulation units outstanding at the end of period	46	63	88	94	109	194	220	4,039	4,185	4,866

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.77	$12.65	$14.24	$13.44	$12.31	$11.69	N/A	N/A	N/A	N/A
End of period	$12.09	$12.77	$12.65	$14.24	$13.44	$12.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	426	419	385	378	418	1,240	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
End of period	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28
Accumulation units outstanding at the end of period	1,167	1,293	2,653	10,308	5,248	5,663	5,639	11,688	11,511	12,552

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
End of period	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21
Accumulation units outstanding at the end of period	438	436	434	441	517	1,321	8,508	6,541	7,050	7,820

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
End of period	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59
Accumulation units outstanding at the end of period	200	185	186	199	199	194	193	225	2,034	163

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.83	$16.85	$12.00	$10.57	$10.21	$9.18	N/A	N/A	N/A	N/A
End of period	$17.48	$18.83	$16.85	$12.00	$10.57	$10.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,133	7,143	6,014	813	903	905	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.61	$18.23	$13.05	$11.45	$10.60	N/A	N/A	N/A	N/A	N/A
End of period	$19.39	$19.61	$18.23	$13.05	$11.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67	422	63	63	64	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.90	$18.12	$12.36	$11.09	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$17.60	$20.90	$18.12	$12.36	$11.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65	403	61	61	61	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
End of period	$17.45	$17.90	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	11,445	12,194	12,827

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43
End of period	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,050	1,051

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
End of period	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23
Accumulation units outstanding at the end of period	—	—	—	—	455	—	5	871	1,451	4,958

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
End of period	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	3,916	—	—	—	—	10,750

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
End of period	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53
Accumulation units outstanding at the end of period	8,021	8,021	17,820	18,204	25,277	24,672	26,437	19,299	17,443	1,249

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.55	$15.49	$10.45	$8.78	$9.50	N/A	N/A	N/A	N/A	N/A
End of period	$15.83	$17.55	$15.49	$10.45	$8.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65	457	60	61	61	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
End of period	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24
Accumulation units outstanding at the end of period	80	116	230	140	156	220	2,949	31	368	355

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23
End of period	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72
Accumulation units outstanding at the end of period	42	71	1,204	1,176	1,361	1,523	1,748	1,945	765	1,178

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	$10.15	N/A
End of period	$9.44	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	N/A
Accumulation units outstanding at the end of period	1,212	1,353	1,399	1,303	1,404	1,508	1,555	1,231	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
End of period	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42
Accumulation units outstanding at the end of period	684	772	671	705	830	958	1,408	1,284	1,902	1,724

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
End of period	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14
Accumulation units outstanding at the end of period	42	42	1,269	1,269	1,269	1,285	43	4,696	6,282	7,471

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
End of period	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50
Accumulation units outstanding at the end of period	3,969	4,602	7,637	8,285	6,004	6,346	9,119	15,642	17,829	29,314

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
End of period	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13
Accumulation units outstanding at the end of period	17	18	1,838	2,322	2,319	2,307	576	1,199	822	758

Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.24	$29.25	$24.30	$21.26	$22.79	N/A	N/A	N/A	N/A	N/A
End of period	$29.33	$29.24	$29.25	$24.30	$21.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	68	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.99	$12.89	$11.57	$10.55	$10.54	$9.58	$7.38	N/A	N/A	N/A
End of period	$11.76	$12.99	$12.89	$11.57	$10.55	$10.54	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	418	512	826	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.96	$12.89	$14.31	$12.21	$13.11	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	$11.96	$12.89	$14.31	$12.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	174	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.87	$17.07	$13.17	$11.42	$12.51	N/A	N/A	N/A	N/A	N/A
End of period	$16.78	$18.87	$17.07	$13.17	$11.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	128	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.94	$17.30	$14.89	$13.16	$14.47	$13.19	$9.86	$17.09	N/A	N/A
End of period	$16.21	$16.94	$17.30	$14.89	$13.16	$14.47	$13.19	$9.86	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.01	$13.88	$11.49	$10.03	$11.10	N/A	N/A	N/A	N/A	N/A
End of period	$11.54	$13.01	$13.88	$11.49	$10.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	350	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.37	$16.87	$17.90	$17.68	$16.48	$15.71	$15.51	N/A	N/A	N/A
End of period	$17.04	$17.37	$16.87	$17.90	$17.68	$16.48	$15.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.65	$12.58	$13.02	$10.91	$13.58	$11.40	$6.80	$13.93	N/A	N/A
End of period	$9.25	$11.65	$12.58	$13.02	$10.91	$13.58	$11.40	$6.80	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.72	$12.33	$12.97	$12.82	$12.25	$11.84	$11.46	N/A	N/A	N/A
End of period	$12.41	$12.72	$12.33	$12.97	$12.82	$12.25	$11.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,214	1,616	2,415	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.79	$6.59	$5.57	$4.74	$5.01	$4.19	$3.41	$5.79	N/A	N/A
End of period	$6.81	$6.79	$6.59	$5.57	$4.74	$5.01	$4.19	$3.41	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.46	$9.47	$7.27	$5.90	$6.93	$6.25	$5.40	$11.20	N/A	N/A
End of period	$10.10	$10.46	$9.47	$7.27	$5.90	$6.93	$6.25	$5.40	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.33	$18.26	$13.27	$11.46	$10.58	$10.43	$8.82	$11.76	N/A	N/A
End of period	$23.24	$22.33	$18.26	$13.27	$11.46	$10.58	$10.43	$8.82	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.34	$12.00	$9.93	$8.92	$9.32	$8.24	$6.74	N/A	N/A	N/A
End of period	$11.88	$12.34	$12.00	$9.93	$8.92	$9.32	$8.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,277	2,332	2,367	2,375	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.52	$35.99	$29.39	$28.84	$28.59	$24.57	$20.95	N/A	N/A	N/A
End of period	$23.62	$31.52	$35.99	$29.39	$28.84	$28.59	$24.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	162	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.70	$8.23	$6.68	$6.15	$6.31	$5.76	$3.60	$6.52	N/A	N/A
End of period	$9.89	$9.70	$8.23	$6.68	$6.15	$6.31	$5.76	$3.60	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.72	$12.61	$14.20	$13.41	$12.29	$11.68	$10.20	N/A	N/A	N/A
End of period	$12.04	$12.72	$12.61	$14.20	$13.41	$12.29	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,312	1,833	3,239	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.07	$16.81	$17.57	$16.64	$16.25	$15.47	$13.72	$13.99	N/A	N/A
End of period	$16.74	$17.07	$16.81	$17.57	$16.64	$16.25	$15.47	$13.72	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	429	554	2,358	553	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.88	$15.20	$11.90	$10.80	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$16.61	$16.88	$15.20	$11.90	$10.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	138	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.77	$17.07	$13.90	$12.28	$13.21	N/A	N/A	N/A	N/A	N/A
End of period	$17.32	$17.77	$17.07	$13.90	$12.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	59	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.76	$17.21	$14.38	$12.76	$13.49	$11.89	$9.50	N/A	N/A	N/A
End of period	$17.31	$17.76	$17.21	$14.38	$12.76	$13.49	$11.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	114	133	334	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.71	$16.37	$14.47	$13.02	$13.50	$12.21	$10.13	N/A	N/A	N/A
End of period	$16.20	$16.71	$16.37	$14.47	$13.02	$13.50	$12.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,362	2,365	2,382	2,421	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.36	$60.21	$45.15	$40.69	$42.26	$33.83	$23.59	$40.69	N/A	N/A
End of period	$69.01	$66.36	$60.21	$45.15	$40.69	$42.26	$33.83	$23.59	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.59	$9.78	$10.00	$9.99	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$9.59	$9.78	$10.00	$9.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	775	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.07	$19.95	$14.90	$12.78	$13.36	$11.80	$8.81	$15.15	N/A	N/A
End of period	$21.16	$22.07	$19.95	$14.90	$12.78	$13.36	$11.80	$8.81	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.53	$31.25	$26.81	$24.93	$24.71	$22.82	$19.52	N/A	N/A	N/A
End of period	$32.45	$33.53	$31.25	$26.81	$24.93	$24.71	$22.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	177	218	343	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.17	$10.41	$10.66	$10.91	$11.17	$11.43	$11.69	N/A	N/A	N/A
End of period	$9.93	$10.17	$10.41	$10.66	$10.91	$11.17	$11.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	193	241	—	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.05	$25.80	$20.15	$17.73	$18.53	$16.69	$13.78	$21.16	N/A	N/A
End of period	$26.55	$28.05	$25.80	$20.15	$17.73	$18.53	$16.69	$13.78	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	237	111	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.39	$33.25	$26.09	$23.47	$24.59	$18.56	$14.02	$23.26	$21.25	$18.12
End of period	$31.09	$33.39	$33.25	$26.09	$23.47	$24.59	$18.56	$14.02	$23.26	$21.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.94	$17.32	$13.20	$11.49	$12.09	$9.76	$7.48	$11.45	$12.49	$10.86
End of period	$14.99	$16.94	$17.32	$13.20	$11.49	$12.09	$9.76	$7.48	$11.45	$12.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.28	$32.23	$23.74	$21.98	$22.33	$20.29	$15.41	$26.68	$24.90	$24.36
End of period	$35.57	$34.28	$32.23	$23.74	$21.98	$22.33	$20.29	$15.41	$26.68	$24.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03	$8.38	$11.97	$11.35	$10.49
End of period	$11.70	$12.16	$12.38	$10.97	$9.93	$10.68	$10.03	$8.38	$11.97	$11.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.22	$29.23	$24.28	$21.24	$22.77	$20.86	$15.45	$27.50	$23.34	$21.09
End of period	$29.30	$29.22	$29.23	$24.28	$21.24	$22.77	$20.86	$15.45	$27.50	$23.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.72	$13.41	$11.30	$9.87	$11.60	$11.04	$8.68	$16.01	$14.64	$11.36
End of period	$11.04	$11.72	$13.41	$11.30	$9.87	$11.60	$11.04	$8.68	$16.01	$14.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.41	$20.89	$15.82	$14.25	$14.71	$13.46	$10.30	$17.29	$17.61	$16.04
End of period	$21.43	$22.41	$20.89	$15.82	$14.25	$14.71	$13.46	$10.30	$17.29	$17.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.98	$12.88	$11.56	$10.55	$10.53	$9.58	$7.38	$10.75	$10.81	N/A
End of period	$11.75	$12.98	$12.88	$11.56	$10.55	$10.53	$9.58	$7.38	$10.75	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81	$16.87	$18.21	$17.43	$17.04
End of period	$21.08	$21.49	$20.88	$21.60	$20.52	$19.77	$18.81	$16.87	$18.21	$17.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.86	$17.07	$13.16	$11.42	$12.51	$10.29	$7.94	$12.73	$12.68	N/A
End of period	$16.77	$18.86	$17.07	$13.16	$11.42	$12.51	$10.29	$7.94	$12.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35	$8.00	$12.74	$15.34	$11.52
End of period	$14.83	$15.33	$13.65	$13.60	$10.85	$11.85	$10.35	$8.00	$12.74	$15.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18	$9.85	$17.08	$15.93	$13.30
End of period	$16.19	$16.92	$17.28	$14.87	$13.15	$14.46	$13.18	$9.85	$17.08	$15.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.59	$15.67	$11.50	$10.46	$11.48	$10.01	$8.24	$13.54	$11.98	$11.37
End of period	$17.01	$16.59	$15.67	$11.50	$10.46	$11.48	$10.01	$8.24	$13.54	$11.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.65	$22.16	$17.34	$16.47	$17.88	$14.87	$10.90	$18.29	$19.22	$17.17
End of period	$21.01	$23.65	$22.16	$17.34	$16.47	$17.88	$14.87	$10.90	$18.29	$19.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56	$8.78	$14.91	$13.71	$12.26
End of period	$21.79	$22.71	$21.53	$15.78	$13.73	$14.25	$11.56	$8.78	$14.91	$13.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39	$12.45	$22.94	$21.76	$19.88
End of period	$33.75	$33.54	$30.88	$22.26	$19.61	$21.33	$17.39	$12.45	$22.94	$21.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.35	$16.85	$17.88	$17.67	$16.47	$15.70	$15.50	$14.90	$14.34	$14.22
End of period	$17.03	$17.35	$16.85	$17.88	$17.67	$16.47	$15.70	$15.50	$14.90	$14.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84	$11.46	$11.31	$10.89	$10.75
End of period	$12.40	$12.71	$12.32	$12.97	$12.81	$12.24	$11.84	$11.46	$11.31	$10.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.79	$6.59	$5.57	$4.74	$5.01	$4.19	$3.41	$5.79	$5.68	$4.27
End of period	$6.82	$6.79	$6.59	$5.57	$4.74	$5.01	$4.19	$3.41	$5.79	$5.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.29	$17.82	$12.93	$10.72	$10.30	$8.59	$6.61	$9.85	$10.94	$9.87
End of period	$19.95	$19.29	$17.82	$12.93	$10.72	$10.30	$8.59	$6.61	$9.85	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28	$5.54	$10.52	$10.66	$8.42
End of period	$12.70	$13.08	$12.20	$9.57	$8.81	$7.64	$6.28	$5.54	$10.52	$10.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.45	$9.46	$7.26	$5.90	$6.93	$6.25	$5.40	$11.19	$13.87	$11.96
End of period	$10.09	$10.45	$9.46	$7.26	$5.90	$6.93	$6.25	$5.40	$11.19	$13.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54	$9.02	$17.93	$16.52	$12.07
End of period	$14.94	$16.67	$15.39	$13.91	$11.59	$12.93	$11.54	$9.02	$17.93	$16.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.31	$18.25	$13.26	$11.45	$10.57	$10.42	$8.82	$11.76	$11.19	$10.78
End of period	$23.22	$22.31	$18.25	$13.26	$11.45	$10.57	$10.42	$8.82	$11.76	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63	$10.79	$19.36	$17.95	$14.64
End of period	$14.76	$15.28	$16.66	$14.05	$12.18	$14.22	$13.63	$10.79	$19.36	$17.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21	$7.59	$13.53	$13.66	$11.77
End of period	$15.39	$16.25	$14.94	$11.62	$10.08	$10.53	$9.21	$7.59	$13.53	$13.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,663	7,284	10,709

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31	$7.10	$12.44	$10.69	$10.45
End of period	$19.59	$19.78	$17.10	$12.40	$10.61	$10.65	$9.31	$7.10	$12.44	$10.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.49	$35.96	$29.37	$28.82	$28.57	$24.56	$20.94	$34.50	$26.11	$22.13
End of period	$23.61	$31.49	$35.96	$29.37	$28.82	$28.57	$24.56	$20.94	$34.50	$26.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64	$9.38	$15.38	$14.66	$13.68
End of period	$22.41	$23.58	$22.10	$17.01	$14.86	$15.54	$12.64	$9.38	$15.38	$14.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99	$7.31	$12.00	$11.71	$10.42
End of period	$15.71	$15.95	$14.44	$11.23	$9.97	$10.05	$8.99	$7.31	$12.00	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32	$9.10	$14.32	$14.98	$13.05
End of period	$19.04	$20.43	$19.98	$14.78	$13.06	$13.97	$11.32	$9.10	$14.32	$14.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.69	$8.23	$6.68	$6.14	$6.31	$5.76	$3.60	$6.52	$5.82	$5.45
End of period	$9.88	$9.69	$8.23	$6.68	$6.14	$6.31	$5.76	$3.60	$6.52	$5.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35	$8.34	$14.43	$13.90	$12.16
End of period	$16.81	$16.58	$16.65	$13.51	$11.47	$12.80	$11.35	$8.34	$14.43	$13.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46	$13.71	$13.98	$13.22	$13.08
End of period	$16.73	$17.06	$16.80	$17.56	$16.63	$16.24	$15.46	$13.71	$13.98	$13.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27	$8.59	$12.70	$13.15	$12.18
End of period	$15.20	$16.71	$17.08	$16.16	$14.17	$13.86	$12.27	$8.59	$12.70	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.80	$22.57	$16.48	$14.59	$15.76	$13.74	$9.73	$18.87	$20.47	$18.54
End of period	$22.12	$24.80	$22.57	$16.48	$14.59	$15.76	$13.74	$9.73	$18.87	$20.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.76	$17.06	$13.89	$12.27	$13.20	$11.54	$9.01	$15.17	$14.23	$12.60
End of period	$17.31	$17.76	$17.06	$13.89	$12.27	$13.20	$11.54	$9.01	$15.17	$14.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.45	$12.36	$12.11	$11.40	$11.31	$10.65	$9.61	$11.40	$10.99	$10.43
End of period	$11.97	$12.45	$12.36	$12.11	$11.40	$11.31	$10.65	$9.61	$11.40	$10.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88	$9.50	$15.05	$14.17	$12.71
End of period	$17.30	$17.75	$17.20	$14.37	$12.75	$13.48	$11.88	$9.50	$15.05	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.82	$13.60	$12.61	$11.64	$11.82	$10.87	$9.38	$12.20	$11.59	$10.75
End of period	$13.34	$13.82	$13.60	$12.61	$11.64	$11.82	$10.87	$9.38	$12.20	$11.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.70	$16.36	$14.46	$13.01	$13.49	$12.20	$10.12	$14.29	$13.47	$12.29
End of period	$16.19	$16.70	$16.36	$14.46	$13.01	$13.49	$12.20	$10.12	$14.29	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79	$16.26	$29.13	$27.08	$24.39
End of period	$45.29	$41.89	$39.45	$29.13	$25.09	$25.99	$22.79	$16.26	$29.13	$27.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81	$23.57	$40.66	$35.52	$34.04
End of period	$68.91	$66.26	$60.12	$45.09	$40.65	$42.23	$33.81	$23.57	$40.66	$35.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03	$9.54	$10.39	$10.15	N/A
End of period	$9.40	$9.59	$9.77	$10.00	$9.99	$10.09	$10.03	$9.54	$10.39	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79	$8.80	$15.14	$15.37	$13.11
End of period	$21.14	$22.05	$19.93	$14.88	$12.77	$13.35	$11.79	$8.80	$15.14	$15.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81	$19.51	$25.19	$24.00	$21.61
End of period	$32.42	$33.50	$31.22	$26.78	$24.91	$24.69	$22.81	$19.51	$25.19	$24.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42	$11.68	$11.70	$11.44	$11.20
End of period	$9.92	$10.16	$10.40	$10.65	$10.90	$11.16	$11.42	$11.68	$11.70	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68	$13.78	$21.16	$20.09	$17.01
End of period	$26.53	$28.04	$25.78	$20.14	$17.72	$18.53	$16.68	$13.78	$21.16	$20.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.11	$32.99	$25.90	$23.31	$24.43	$18.45	$13.95	$23.15	$21.15	$18.04
End of period	$30.82	$33.11	$32.99	$25.90	$23.31	$24.43	$18.45	$13.95	$23.15	$21.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.87	$17.25	$13.15	$11.45	$12.06	$9.74	$7.46	$11.43	$12.48	$10.86
End of period	$14.91	$16.87	$17.25	$13.15	$11.45	$12.06	$9.74	$7.46	$11.43	$12.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.65	$10.33	$9.66	$9.82	$10.86	$9.47	$6.47	$13.59	N/A	N/A
End of period	$6.44	$8.65	$10.33	$9.66	$9.82	$10.86	$9.47	$6.47	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.00	$31.98	$23.57	$21.82	$22.18	$20.17	$15.32	$26.54	$24.78	$24.26
End of period	$35.26	$34.00	$31.98	$23.57	$21.82	$22.18	$20.17	$15.32	$26.54	$24.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.08	$12.30	$10.91	$9.88	$10.63	$9.98	$8.35	$11.93	$11.32	$10.46
End of period	$11.61	$12.08	$12.30	$10.91	$9.88	$10.63	$9.98	$8.35	$11.93	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.96	$28.98	$24.09	$21.08	$22.61	$20.72	$15.35	$27.34	$23.21	N/A
End of period	$29.03	$28.96	$28.98	$24.09	$21.08	$22.61	$20.72	$15.35	$27.34	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.63	$13.31	$11.22	$9.81	$11.53	$10.98	$8.64	$15.94	$14.59	$11.32
End of period	$10.95	$11.63	$13.31	$11.22	$9.81	$11.53	$10.98	$8.64	$15.94	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	719	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.22	$20.73	$15.71	$14.15	$14.61	$13.38	$10.24	$17.21	$17.52	$15.97
End of period	$21.24	$22.22	$20.73	$15.71	$14.15	$14.61	$13.38	$10.24	$17.21	$17.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.14	$11.11	$9.18	$8.11	$8.42	$7.81	$6.15	$9.86	N/A	N/A
End of period	$10.20	$11.14	$11.11	$9.18	$8.11	$8.42	$7.81	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	164	197	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.93	$12.84	$11.53	$10.52	$10.51	$9.56	$7.37	$10.74	$10.81	N/A
End of period	$11.70	$12.93	$12.84	$11.53	$10.52	$10.51	$9.56	$7.37	$10.74	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	302	364	364	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.30	$20.70	$21.43	$20.37	$19.63	$18.69	$16.76	$18.11	$17.34	$16.96
End of period	$20.88	$21.30	$20.70	$21.43	$20.37	$19.63	$18.69	$16.76	$18.11	$17.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	193	232	232	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.78	$17.00	$13.12	$11.38	$12.48	$10.27	$7.93	$12.71	$12.67	$11.21
End of period	$16.69	$18.78	$17.00	$13.12	$11.38	$12.48	$10.27	$7.93	$12.71	$12.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.27	$13.60	$13.55	$10.82	$11.82	$10.33	$7.99	$12.72	$15.33	$11.51
End of period	$14.76	$15.27	$13.60	$13.55	$10.82	$11.82	$10.33	$7.99	$12.72	$15.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	106	128	128	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.77	$17.14	$14.75	$13.06	$14.36	$13.10	$9.79	$16.98	$15.85	$13.24
End of period	$16.04	$16.77	$17.14	$14.75	$13.06	$14.36	$13.10	$9.79	$16.98	$15.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.49	$15.59	$11.44	$10.42	$11.43	$9.97	$8.22	$13.50	$11.95	$11.35
End of period	$16.90	$16.49	$15.59	$11.44	$10.42	$11.43	$9.97	$8.22	$13.50	$11.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.47	$22.00	$17.22	$16.37	$17.77	$14.79	$10.85	$18.20	$19.14	$17.11
End of period	$20.83	$23.47	$22.00	$17.22	$16.37	$17.77	$14.79	$10.85	$18.20	$19.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.58	$21.42	$15.70	$13.67	$14.19	$11.52	$8.75	$14.87	$13.68	$12.24
End of period	$21.65	$22.58	$21.42	$15.70	$13.67	$14.19	$11.52	$8.75	$14.87	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.25	$30.62	$22.08	$19.46	$21.18	$17.27	$12.37	$22.81	$21.65	$19.78
End of period	$33.44	$33.25	$30.62	$22.08	$19.46	$21.18	$17.27	$12.37	$22.81	$21.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.20	$16.71	$17.74	$17.53	$16.35	$15.60	$15.41	$14.81	$14.27	$14.15
End of period	$16.87	$17.20	$16.71	$17.74	$17.53	$16.35	$15.60	$15.41	$14.81	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.59	$12.53	$12.98	$10.88	$13.55	$11.38	$6.79	$13.92	$10.82	N/A
End of period	$9.20	$11.59	$12.53	$12.98	$10.88	$13.55	$11.38	$6.79	$13.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	897	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.64	$12.25	$12.90	$12.76	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
End of period	$12.32	$12.64	$12.25	$12.90	$12.76	$12.19	$11.79	$11.42	$11.28	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.73	$6.54	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66	$4.26
End of period	$6.75	$6.73	$6.54	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,365	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.16	$17.71	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90	$9.85
End of period	$19.81	$19.16	$17.71	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.99	$12.12	$9.51	$8.76	$7.60	$6.25	$5.52	$10.48	$10.62	$8.40
End of period	$12.61	$12.99	$12.12	$9.51	$8.76	$7.60	$6.25	$5.52	$10.48	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.38	$9.40	$7.22	$5.86	$6.89	$6.22	$5.37	$11.15	$13.82	$11.93
End of period	$10.02	$10.38	$9.40	$7.22	$5.86	$6.89	$6.22	$5.37	$11.15	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.55	$15.29	$13.83	$11.52	$12.86	$11.49	$8.98	$17.86	$16.47	$12.04
End of period	$14.83	$16.55	$15.29	$13.83	$11.52	$12.86	$11.49	$8.98	$17.86	$16.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.15	$18.13	$13.18	$11.39	$10.52	$10.37	$8.78	$11.71	$11.16	$10.75
End of period	$23.05	$22.15	$18.13	$13.18	$11.39	$10.52	$10.37	$8.78	$11.71	$11.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.19	$16.57	$13.98	$12.13	$14.16	$13.58	$10.76	$19.31	$17.91	$14.61
End of period	$14.67	$15.19	$16.57	$13.98	$12.13	$14.16	$13.58	$10.76	$19.31	$17.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.17	$14.88	$11.57	$10.04	$10.50	$9.19	$7.58	$13.51	$13.64	$11.76
End of period	$15.31	$16.17	$14.88	$11.57	$10.04	$10.50	$9.19	$7.58	$13.51	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,901	2,012	1,859	1,777

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.69	$17.02	$12.36	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45
End of period	$19.50	$19.69	$17.02	$12.36	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.27	$35.73	$29.20	$28.66	$28.42	$24.44	$20.85	$34.36	$26.02	$22.06
End of period	$23.43	$31.27	$35.73	$29.20	$28.66	$28.42	$24.44	$20.85	$34.36	$26.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	61	74	74	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.44	$21.98	$16.93	$14.79	$15.48	$12.60	$9.35	$15.34	$14.63	$13.66
End of period	$22.27	$23.44	$21.98	$16.93	$14.79	$15.48	$12.60	$9.35	$15.34	$14.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.85	$14.36	$11.17	$9.92	$10.01	$8.96	$7.29	$11.97	$11.69	$10.40
End of period	$15.61	$15.85	$14.36	$11.17	$9.92	$10.01	$8.96	$7.29	$11.97	$11.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.31	$19.88	$14.71	$13.00	$13.92	$11.28	$9.07	$14.28	$14.94	$13.03
End of period	$18.92	$20.31	$19.88	$14.71	$13.00	$13.92	$11.28	$9.07	$14.28	$14.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.62	$8.17	$6.63	$6.11	$6.28	$5.73	$3.58	$6.49	$5.80	$5.43
End of period	$9.81	$9.62	$8.17	$6.63	$6.11	$6.28	$5.73	$3.58	$6.49	$5.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.47	$16.56	$13.43	$11.42	$12.74	$11.31	$8.31	$14.39	$13.86	$12.14
End of period	$16.70	$16.47	$16.56	$13.43	$11.42	$12.74	$11.31	$8.31	$14.39	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.67	$12.56	$14.16	$13.38	$12.26	$11.66	$10.19	$10.84	N/A	N/A
End of period	$11.99	$12.67	$12.56	$14.16	$13.38	$12.26	$11.66	$10.19	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	165	199	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.93	$16.68	$17.44	$16.53	$16.15	$15.38	$13.64	$13.92	$13.17	$13.04
End of period	$16.60	$16.93	$16.68	$17.44	$16.53	$16.15	$15.38	$13.64	$13.92	$13.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	365	561	665	569

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.58	$16.96	$16.06	$14.09	$13.78	$12.21	$8.55	$12.64	$13.10	$12.14
End of period	$15.07	$16.58	$16.96	$16.06	$14.09	$13.78	$12.21	$8.55	$12.64	$13.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.58	$22.38	$16.35	$14.48	$15.65	$13.65	$9.67	$18.76	$20.36	$18.45
End of period	$21.91	$24.58	$22.38	$16.35	$14.48	$15.65	$13.65	$9.67	$18.76	$20.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.63	$16.94	$13.79	$12.20	$13.12	$11.48	$8.97	$15.10	$14.17	$12.56
End of period	$17.17	$17.63	$16.94	$13.79	$12.20	$13.12	$11.48	$8.97	$15.10	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.39	$12.31	$12.06	$11.36	$11.28	$10.63	$9.59	$11.39	$10.98	$10.42
End of period	$11.91	$12.39	$12.31	$12.06	$11.36	$11.28	$10.63	$9.59	$11.39	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.61	$17.08	$14.27	$12.67	$13.40	$11.82	$9.45	$14.98	$14.12	$12.67
End of period	$17.16	$17.61	$17.08	$14.27	$12.67	$13.40	$11.82	$9.45	$14.98	$14.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.75	$13.55	$12.57	$11.60	$11.79	$10.85	$9.36	$12.18	$11.58	$10.74
End of period	$13.28	$13.75	$13.55	$12.57	$11.60	$11.79	$10.85	$9.36	$12.18	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.57	$16.24	$14.36	$12.93	$13.42	$12.14	$10.07	$14.23	$13.42	$12.25
End of period	$16.06	$16.57	$16.24	$14.36	$12.93	$13.42	$12.14	$10.07	$14.23	$13.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.52	$39.12	$28.90	$24.91	$25.81	$22.64	$16.16	$28.96	$26.94	$24.27
End of period	$44.87	$41.52	$39.12	$28.90	$24.91	$25.81	$22.64	$16.16	$28.96	$26.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.68	$59.62	$44.74	$40.34	$41.93	$33.59	$23.43	$40.43	$35.33	$33.88
End of period	$68.27	$65.68	$59.62	$44.74	$40.34	$41.93	$33.59	$23.43	$40.43	$35.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	216	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.55	$9.74	$9.97	$9.97	$10.07	$10.02	$9.53	$10.38	$10.15	N/A
End of period	$9.35	$9.55	$9.74	$9.97	$9.97	$10.07	$10.02	$9.53	$10.38	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.90	$19.81	$14.79	$12.70	$13.28	$11.74	$8.77	$15.09	$15.33	$13.08
End of period	$20.99	$21.90	$19.81	$14.79	$12.70	$13.28	$11.74	$8.77	$15.09	$15.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.20	$30.96	$26.57	$24.72	$24.52	$22.66	$19.39	$25.05	$23.87	$21.51
End of period	$32.12	$33.20	$30.96	$26.57	$24.72	$24.52	$22.66	$19.39	$25.05	$23.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	255	338	352	332

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.07	$10.31	$10.56	$10.82	$11.08	$11.35	$11.61	$11.63	$11.38	$11.15
End of period	$9.83	$10.07	$10.31	$10.56	$10.82	$11.08	$11.35	$11.61	$11.63	$11.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,862	—	4,923

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.88	$25.65	$20.05	$17.65	$18.46	$16.63	$13.74	$21.11	$20.05	$16.98
End of period	$26.37	$27.88	$25.65	$20.05	$17.65	$18.46	$16.63	$13.74	$21.11	$20.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.93	$10.66	$8.80	$7.87	$8.32	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.93	$10.66	$8.80	$7.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.08	$32.97	$25.88	$23.29	$24.42	$18.44	$13.94	$23.13	$21.14	$18.03
End of period	$30.79	$33.08	$32.97	$25.88	$23.29	$24.42	$18.44	$13.94	$23.13	$21.14
Accumulation units outstanding at the end of period	—	—	—	—	—	237	534	694	618	643

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.86	$17.25	$13.14	$11.45	$12.05	$9.73	$7.46	$11.43	$12.48	$10.86
End of period	$14.91	$16.86	$17.25	$13.14	$11.45	$12.05	$9.73	$7.46	$11.43	$12.48
Accumulation units outstanding at the end of period	333	358	384	400	418	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.12	$10.25	$10.82	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	$10.12	$10.25	$10.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,966	2,037	1,831	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.48	$11.54	$10.34	$9.67	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$11.48	$11.54	$10.34	$9.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	428	459	478	500	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.65	$10.33	$9.66	$9.82	$10.86	$9.47	$6.47	$13.58	N/A	N/A
End of period	$6.44	$8.65	$10.33	$9.66	$9.82	$10.86	$9.47	$6.47	N/A	N/A
Accumulation units outstanding at the end of period	—	1,306	1,163	1,172	1,114	—	2,638	—	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75	$24.24
End of period	$35.21	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.07	$12.29	$10.90	$9.88	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46
End of period	$11.60	$12.07	$12.29	$10.90	$9.88	$10.62	$9.98	$8.35	$11.92	$11.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.93	$28.95	$24.06	$21.07	$22.59	$20.71	$15.34	$27.32	$23.20	$20.97
End of period	$29.00	$28.93	$28.95	$24.06	$21.07	$22.59	$20.71	$15.34	$27.32	$23.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.61	$13.30	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	$14.58	$11.31
End of period	$10.94	$11.61	$13.30	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	29	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.20	$20.71	$15.69	$14.14	$14.60	$13.37	$10.24	$17.20	$17.51	$15.97
End of period	$21.22	$22.20	$20.71	$15.69	$14.14	$14.60	$13.37	$10.24	$17.20	$17.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.01	$7.77	$8.47	$7.08	$9.20	$7.89	N/A	N/A	N/A	N/A
End of period	$6.52	$8.01	$7.77	$8.47	$7.08	$9.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.37	$6.78	$7.11	$5.90	$8.37	$7.34	N/A	N/A	N/A	N/A
End of period	$6.83	$7.37	$6.78	$7.11	$5.90	$8.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,555	1,774	1,593	1,856	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.13	$11.11	$9.18	$8.11	$8.42	$7.81	$6.15	$9.86	N/A	N/A
End of period	$10.20	$11.13	$11.11	$9.18	$8.11	$8.42	$7.81	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,469	8,493	9,216	10,337	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.97	$10.49	$8.30	$6.98	$7.61	$7.28	N/A	N/A	N/A	N/A
End of period	$9.10	$9.97	$10.49	$8.30	$6.98	$7.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.93	$12.83	$11.52	$10.52	$10.51	$9.56	$7.37	$10.74	$10.81	N/A
End of period	$11.69	$12.93	$12.83	$11.52	$10.52	$10.51	$9.56	$7.37	$10.74	N/A
Accumulation units outstanding at the end of period	2,549	2,741	2,936	3,060	3,200	17,828	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.23	$10.44	$8.07	$6.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.35	$9.23	$10.44	$8.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,232	1,149	1,402	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.29	$10.78	$8.60	$7.75	$7.99	$7.35	$5.94	N/A	N/A	N/A
End of period	$10.51	$11.29	$10.78	$8.60	$7.75	$7.99	$7.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
End of period	$20.86	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32
Accumulation units outstanding at the end of period	—	—	641	634	643	1,471	1,566	1,545	1,142	1,413

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.92	$12.85	$14.28	$12.18	$13.09	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$11.92	$12.85	$14.28	$12.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	951	930	793	898	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.77	$16.99	$13.11	$11.38	$12.47	$10.27	$7.93	$12.71	$12.67	$11.21
End of period	$16.68	$18.77	$16.99	$13.11	$11.38	$12.47	$10.27	$7.93	$12.71	$12.67
Accumulation units outstanding at the end of period	316	340	365	380	397	—	—	—	70	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.26	$13.59	$13.55	$10.81	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52
End of period	$14.76	$15.26	$13.59	$13.55	$10.81	$11.82	$10.33	$7.98	$12.72	$15.33
Accumulation units outstanding at the end of period	347	1,295	1,501	1,461	1,701	—	676	—	686	343

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.76	$17.12	$14.74	$13.04	$14.35	$13.09	$9.78	$16.97	$15.84	$13.23
End of period	$16.03	$16.76	$17.12	$14.74	$13.04	$14.35	$13.09	$9.78	$16.97	$15.84
Accumulation units outstanding at the end of period	—	—	169	177	163	283	305	2,516	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.48	$15.58	$11.43	$10.41	$11.43	$9.97	$8.21	$13.50	$11.95	$11.34
End of period	$16.89	$16.48	$15.58	$11.43	$10.41	$11.43	$9.97	$8.21	$13.50	$11.95
Accumulation units outstanding at the end of period	—	857	966	1,238	1,314	899	1,967	1,880	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.45	$21.99	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.14	$17.11
End of period	$20.82	$23.45	$21.99	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,110	1,061	280	292

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.56	$21.40	$15.69	$13.66	$14.18	$11.51	$8.75	$14.87	$13.67	$12.23
End of period	$21.63	$22.56	$21.40	$15.69	$13.66	$14.18	$11.51	$8.75	$14.87	$13.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,248	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.21	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77
End of period	$33.40	$33.21	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
End of period	$16.85	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26
Accumulation units outstanding at the end of period	—	—	49	44	42	2,025	1,957	2,179	147	499

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.59	$12.53	$12.98	$10.88	$13.54	$11.38	$6.79	$13.92	$10.82	N/A
End of period	$9.20	$11.59	$12.53	$12.98	$10.88	$13.54	$11.38	$6.79	$13.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,249	31	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.63	$12.25	$12.89	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
End of period	$12.31	$12.63	$12.25	$12.89	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86
Accumulation units outstanding at the end of period	—	—	1,003	958	983	4,649	4,683	4,903	1,786	1,950

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.73	$6.53	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66	$4.26
End of period	$6.75	$6.73	$6.53	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	857	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.14	$17.70	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90	$9.84
End of period	$19.79	$19.14	$17.70	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	499	1,148	1,149	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.98	$12.11	$9.51	$8.75	$7.60	$6.24	$5.52	$10.47	$10.62	$8.40
End of period	$12.59	$12.98	$12.11	$9.51	$8.75	$7.60	$6.24	$5.52	$10.47	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,739	1,615

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
End of period	$10.00	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.54	$15.28	$13.82	$11.52	$12.86	$11.48	$8.97	$17.85	$16.46	$12.03
End of period	$14.82	$16.54	$15.28	$13.82	$11.52	$12.86	$11.48	$8.97	$17.85	$16.46
Accumulation units outstanding at the end of period	—	688	787	819	950	964	1,938	1,794	632	945

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.13	$18.11	$13.17	$11.38	$10.51	$10.36	$8.78	$11.71	$11.15	$10.74
End of period	$23.03	$22.13	$18.11	$13.17	$11.38	$10.51	$10.36	$8.78	$11.71	$11.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
End of period	$14.66	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91
Accumulation units outstanding at the end of period	282	2,725	1,592	1,757	1,934	1,024	5,863	2,580	610	824

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
End of period	$15.30	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64
Accumulation units outstanding at the end of period	630	677	1,078	1,167	21,505	22,847	23,660	24,385	44,849	63,458

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.68	$17.02	$12.35	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45
End of period	$19.49	$19.68	$17.02	$12.35	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,025	1,025	1,025	1,418

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.23	$35.69	$29.16	$28.63	$28.39	$24.42	$20.83	$34.33	$26.00	$22.04
End of period	$23.40	$31.23	$35.69	$29.16	$28.63	$28.39	$24.42	$20.83	$34.33	$26.00
Accumulation units outstanding at the end of period	132	594	574	643	643	—	411	—	2,800	2,803

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.42	$21.97	$16.92	$14.78	$15.47	$12.59	$9.34	$15.34	$14.62	$13.65
End of period	$22.26	$23.42	$21.97	$16.92	$14.78	$15.47	$12.59	$9.34	$15.34	$14.62
Accumulation units outstanding at the end of period	252	271	290	302	316	454	3,846	996	523	710

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.84	$14.35	$11.17	$9.91	$10.01	$8.96	$7.28	$11.96	$11.68	$10.40
End of period	$15.60	$15.84	$14.35	$11.17	$9.91	$10.01	$8.96	$7.28	$11.96	$11.68
Accumulation units outstanding at the end of period	394	424	454	473	495	—	4,939	—	163	383

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.06	$14.90	$11.15	$10.03	$11.13	N/A	N/A	N/A	N/A	N/A
End of period	$13.96	$15.06	$14.90	$11.15	$10.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	746	805	1,015	1,091	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.30	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
End of period	$18.91	$20.30	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94
Accumulation units outstanding at the end of period	285	863	932	1,113	1,200	382	3,954	766	128	301

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.62	$8.17	$6.63	$6.11	$6.28	$5.73	$3.59	$6.49	$5.80	$5.44
End of period	$9.81	$9.62	$8.17	$6.63	$6.11	$6.28	$5.73	$3.59	$6.49	$5.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
End of period	$16.68	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	912	3,876	912	912

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.67	$12.56	$14.16	$13.37	$12.26	$11.66	N/A	N/A	N/A	N/A
End of period	$11.98	$12.67	$12.56	$14.16	$13.37	$12.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	345	371	397	414	433	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03
End of period	$16.58	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	$13.16
Accumulation units outstanding at the end of period	—	—	788	773	783	3,378	4,419	3,512	1,010	1,392

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.56	$16.94	$16.03	$14.07	$13.77	$12.19	$8.54	$12.63	$13.08	$12.12
End of period	$15.05	$16.56	$16.94	$16.03	$14.07	$13.77	$12.19	$8.54	$12.63	$13.08
Accumulation units outstanding at the end of period	—	—	50	50	53	799	849	972	166	165

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.56	$22.36	$16.33	$14.47	$15.64	$13.64	$9.66	$18.75	$20.35	$18.44
End of period	$21.89	$24.56	$22.36	$16.33	$14.47	$15.64	$13.64	$9.66	$18.75	$20.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.82	$15.15	$11.87	$10.78	$9.82	$8.51	N/A	N/A	N/A	N/A
End of period	$16.53	$16.82	$15.15	$11.87	$10.78	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.61	$16.93	$13.78	$12.19	$13.11	$11.47	$8.97	$15.10	$14.17	$12.55
End of period	$17.15	$17.61	$16.93	$13.78	$12.19	$13.11	$11.47	$8.97	$15.10	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.39	$12.30	$12.06	$11.35	$11.28	$10.63	$9.59	$11.39	$10.97	$10.42
End of period	$11.90	$12.39	$12.30	$12.06	$11.35	$11.28	$10.63	$9.59	$11.39	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.60	$17.07	$14.26	$12.67	$13.39	$11.81	$9.45	$14.97	$14.11	$12.66
End of period	$17.15	$17.60	$17.07	$14.26	$12.67	$13.39	$11.81	$9.45	$14.97	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.75	$13.54	$12.56	$11.60	$11.78	$10.84	$9.36	$12.18	$11.58	$10.74
End of period	$13.27	$13.75	$13.54	$12.56	$11.60	$11.78	$10.84	$9.36	$12.18	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	1,476	3,597	17,353	4,101	4,302

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07	$14.22	$13.41	$12.24
End of period	$16.04	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07	$14.22	$13.41
Accumulation units outstanding at the end of period	—	1,368	1,477	1,578	1,693	—	—	8,096	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.48	$39.08	$28.87	$24.89	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
End of period	$44.83	$41.48	$39.08	$28.87	$24.89	$25.79	$22.63	$16.15	$28.94	$26.93
Accumulation units outstanding at the end of period	54	54	225	233	228	385	805	4,381	930	963

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.61	$59.57	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
End of period	$68.20	$65.61	$59.57	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31
Accumulation units outstanding at the end of period	—	215	252	317	339	129	616	1,546	565	566

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.55	$9.74	$9.96	$9.96	$10.07	$10.02	N/A	N/A	N/A	N/A
End of period	$9.35	$9.55	$9.74	$9.96	$9.96	$10.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,085	2,149	1,988	1,922	—	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32	$13.07
End of period	$20.97	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	500	1,102	1,066	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.17	$30.93	$26.55	$24.70	$24.50	$22.64	$19.38	$25.03	$23.86	$21.50
End of period	$32.09	$33.17	$30.93	$26.55	$24.70	$24.50	$22.64	$19.38	$25.03	$23.86
Accumulation units outstanding at the end of period	53	650	732	801	831	456	1,866	1,885	1,023	1,023

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.62	$11.37	$11.14
End of period	$9.82	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.62	$11.37
Accumulation units outstanding at the end of period	—	—	625	670	718	9,332	817	13,104	14,837	953

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
End of period	$26.36	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04
Accumulation units outstanding at the end of period	—	—	237	259	245	787	1,254	1,604	860	928

Accumulation Unit Values
Contract with Endorsements - 2.405%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.05	$32.94	$25.86	$23.27	$24.40	$18.42	$13.93	$23.12	$21.13	N/A
End of period	$30.76	$33.05	$32.94	$25.86	$23.27	$24.40	$18.42	$13.93	$23.12	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	83	104	87	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.91	$31.90	$23.51	$21.78	$22.14	$20.13	$15.29	$26.50	$24.74	$24.22
End of period	$35.17	$33.91	$31.90	$23.51	$21.78	$22.14	$20.13	$15.29	$26.50	$24.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.61	$13.29	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	$14.57	N/A
End of period	$10.93	$11.61	$13.29	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	272	359	257	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.26	$20.66	$21.39	$20.33	$19.60	$18.66	$16.74	$18.08	$17.31	$16.94
End of period	$20.84	$21.26	$20.66	$21.39	$20.33	$19.60	$18.66	$16.74	$18.08	$17.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	157	253	465	490

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.76	$16.98	$13.11	$11.38	$12.47	$10.27	N/A	N/A	N/A	N/A
End of period	$16.67	$18.76	$16.98	$13.11	$11.38	$12.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.47	$15.57	$11.43	$10.40	$11.42	$9.96	$8.21	$13.49	N/A	N/A
End of period	$16.88	$16.47	$15.57	$11.43	$10.40	$11.42	$9.96	$8.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	451	—	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.43	$21.97	$17.19	$16.34	$17.75	$14.77	$10.83	$18.18	$19.13	$17.10
End of period	$20.80	$23.43	$21.97	$17.19	$16.34	$17.75	$14.77	$10.83	$18.18	$19.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	102	241

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.15	$14.86	$11.56	$10.03	$10.50	$9.18	$7.58	$13.50	$13.64	$11.76
End of period	$15.30	$16.15	$14.86	$11.56	$10.03	$10.50	$9.18	$7.58	$13.50	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.41	$21.95	$16.91	$14.77	$15.46	$12.59	$9.34	$15.33	$14.62	$13.65
End of period	$22.24	$23.41	$21.95	$16.91	$14.77	$15.46	$12.59	$9.34	$15.33	$14.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.83	$14.34	$11.16	$9.91	$10.00	$8.95	$7.28	$11.96	$11.68	$10.40
End of period	$15.59	$15.83	$14.34	$11.16	$9.91	$10.00	$8.95	$7.28	$11.96	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.45	$16.54	$13.42	$11.40	$12.73	$11.30	$8.30	$14.38	$13.85	$12.13
End of period	$16.67	$16.45	$16.54	$13.42	$11.40	$12.73	$11.30	$8.30	$14.38	$13.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.66	$12.56	$14.15	$13.37	$12.26	$11.66	N/A	N/A	N/A	N/A
End of period	$11.98	$12.66	$12.56	$14.15	$13.37	$12.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.90	$16.65	$17.42	$16.51	$16.13	$15.36	$13.63	$13.90	$13.16	$13.02
End of period	$16.56	$16.90	$16.65	$17.42	$16.51	$16.13	$15.36	$13.63	$13.90	$13.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	191	315	304	319

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.54	$16.93	$16.02	$14.06	$13.76	$12.19	$8.53	$12.62	$13.08	$12.12
End of period	$15.04	$16.54	$16.93	$16.02	$14.06	$13.76	$12.19	$8.53	$12.62	$13.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	122	156	157	167

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.58	$17.05	$14.25	$12.66	$13.38	$11.81	$9.44	$14.96	$14.10	N/A
End of period	$17.13	$17.58	$17.05	$14.25	$12.66	$13.38	$11.81	$9.44	$14.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.54	$16.22	$14.34	$12.91	$13.40	$12.13	$10.06	$14.22	$13.40	$12.24
End of period	$16.03	$16.54	$16.22	$14.34	$12.91	$13.40	$12.13	$10.06	$14.22	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.43	$39.04	$28.84	$24.86	$25.77	$22.61	$16.14	$28.92	$26.91	$24.24
End of period	$44.78	$41.43	$39.04	$28.84	$24.86	$25.77	$22.61	$16.14	$28.92	$26.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	256	139	169

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.54	$59.51	$44.65	$40.27	$41.86	$33.53	$23.39	$40.38	N/A	N/A
End of period	$68.12	$65.54	$59.51	$44.65	$40.27	$41.86	$33.53	$23.39	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	45	124	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.87	$19.78	$14.77	$12.68	$13.27	$11.73	$8.76	$15.08	$15.32	$13.07
End of period	$20.95	$21.87	$19.78	$14.77	$12.68	$13.27	$11.73	$8.76	$15.08	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	154	—	298

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.14	$30.90	$26.52	$24.68	$24.48	$22.62	$19.36	$25.02	$23.84	$21.49
End of period	$32.05	$33.14	$30.90	$26.52	$24.68	$24.48	$22.62	$19.36	$25.02	$23.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	80	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.05	$10.29	$10.54	$10.80	$11.06	$11.33	$11.59	$11.62	$11.36	$11.14
End of period	$9.81	$10.05	$10.29	$10.54	$10.80	$11.06	$11.33	$11.59	$11.62	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	130	120	176	184

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.85	$25.62	$20.03	$17.63	$18.44	$16.61	$13.73	$21.10	$20.04	N/A
End of period	$26.34	$27.85	$25.62	$20.03	$17.63	$18.44	$16.61	$13.73	$21.10	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	357	306	282	N/A

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.81	$32.71	$25.69	$23.13	$24.26	$18.33	$13.86	$23.01	$21.04	$17.96
End of period	$30.52	$32.81	$32.71	$25.69	$23.13	$24.26	$18.33	$13.86	$23.01	$21.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	219	235	258	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.78	$17.18	$13.10	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85
End of period	$14.83	$16.78	$17.18	$13.10	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.62	$10.30	$9.64	$9.80	$10.84	$9.46	$6.46	$13.58	N/A	N/A
End of period	$6.41	$8.62	$10.30	$9.64	$9.80	$10.84	$9.46	$6.46	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	875	938	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.65	$31.67	$23.35	$21.63	$22.00	$20.01	$15.21	$26.36	$24.62	$24.12
End of period	$34.88	$33.65	$31.67	$23.35	$21.63	$22.00	$20.01	$15.21	$26.36	$24.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.99	$12.22	$10.84	$9.83	$10.57	$9.94	$8.31	$11.88	$11.28	$10.43
End of period	$11.52	$11.99	$12.22	$10.84	$9.83	$10.57	$9.94	$8.31	$11.88	$11.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	767	1,388	2,021	2,067

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.68	$28.71	$23.88	$20.91	$22.44	$20.57	$15.25	$27.17	$23.08	$20.87
End of period	$28.73	$28.68	$28.71	$23.88	$20.91	$22.44	$20.57	$15.25	$27.17	$23.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.53	$13.21	$11.14	$9.74	$11.46	$10.92	$8.59	$15.86	$14.52	$11.27
End of period	$10.85	$11.53	$13.21	$11.14	$9.74	$11.46	$10.92	$8.59	$15.86	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	429	459	504	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.02	$20.55	$15.58	$14.04	$14.51	$13.29	$10.18	$17.11	$17.43	$15.90
End of period	$21.04	$22.02	$20.55	$15.58	$14.04	$14.51	$13.29	$10.18	$17.11	$17.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.34	$6.76	$7.09	$5.88	$8.36	$7.33	$4.12	N/A	N/A	N/A
End of period	$6.81	$7.34	$6.76	$7.09	$5.88	$8.36	$7.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.09	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	$9.86	N/A	N/A
End of period	$10.16	$11.09	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.10	$20.51	$21.24	$20.20	$19.48	$18.55	$16.65	$17.99	$17.23	$16.87
End of period	$20.67	$21.10	$20.51	$21.24	$20.20	$19.48	$18.55	$16.65	$17.99	$17.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	826	797

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.69	$16.92	$13.07	$11.35	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21
End of period	$16.60	$18.69	$16.92	$13.07	$11.35	$12.44	$10.25	$7.92	$12.69	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.20	$13.54	$13.50	$10.78	$11.79	$10.31	$7.97	$12.71	$15.32	$11.51
End of period	$14.69	$15.20	$13.54	$13.50	$10.78	$11.79	$10.31	$7.97	$12.71	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.61	$16.98	$14.63	$12.95	$14.25	$13.00	$9.73	$16.87	$15.75	$13.17
End of period	$15.88	$16.61	$16.98	$14.63	$12.95	$14.25	$13.00	$9.73	$16.87	$15.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.38	$15.49	$11.37	$10.36	$11.38	$9.93	$8.19	$13.46	$11.92	$11.32
End of period	$16.78	$16.38	$15.49	$11.37	$10.36	$11.38	$9.93	$8.19	$13.46	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	146	269	279

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.27	$21.83	$17.09	$16.25	$17.66	$14.70	$10.79	$18.11	$19.06	$17.05
End of period	$20.65	$23.27	$21.83	$17.09	$16.25	$17.66	$14.70	$10.79	$18.11	$19.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.43	$21.29	$15.61	$13.60	$14.13	$11.47	$8.72	$14.83	$13.64	$12.21
End of period	$21.50	$22.43	$21.29	$15.61	$13.60	$14.13	$11.47	$8.72	$14.83	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.92	$30.34	$21.89	$19.30	$21.01	$17.15	$12.29	$22.67	$21.52	$19.68
End of period	$33.09	$32.92	$30.34	$21.89	$19.30	$21.01	$17.15	$12.29	$22.67	$21.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.03	$16.56	$17.59	$17.39	$16.22	$15.49	$15.30	$14.72	$14.18	$14.08
End of period	$16.69	$17.03	$16.56	$17.59	$17.39	$16.22	$15.49	$15.30	$14.72	$14.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	354	377	538	581

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.54	$12.49	$12.94	$10.85	$13.52	$11.36	$6.78	$13.91	N/A	N/A
End of period	$9.16	$11.54	$12.49	$12.94	$10.85	$13.52	$11.36	$6.78	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	570	3,050	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$11.94	$11.30	$9.07	$8.01	$8.39	$7.38	$6.07	$9.76	N/A	N/A
End of period	$11.38	$11.94	$11.30	$9.07	$8.01	$8.39	$7.38	$6.07	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.55	$12.18	$12.83	$12.69	$12.14	$11.75	$11.38	$11.25	$10.83	$10.71
End of period	$12.23	$12.55	$12.18	$12.83	$12.69	$12.14	$11.75	$11.38	$11.25	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	276

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.69	$6.49	$5.50	$4.68	$4.96	$4.14	$3.38	$5.74	$5.64	$4.25
End of period	$6.70	$6.69	$6.49	$5.50	$4.68	$4.96	$4.14	$3.38	$5.74	$5.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	812	871	2,371	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.89	$12.03	$9.45	$8.70	$7.56	$6.21	$5.49	$10.43	$10.58	$8.37
End of period	$12.50	$12.89	$12.03	$9.45	$8.70	$7.56	$6.21	$5.49	$10.43	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	286

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.29	$9.33	$7.17	$5.83	$6.85	$6.19	$5.35	$11.10	$13.77	$11.88
End of period	$9.93	$10.29	$9.33	$7.17	$5.83	$6.85	$6.19	$5.35	$11.10	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.43	$15.18	$13.73	$11.45	$12.79	$11.43	$8.94	$17.79	$16.41	$12.00
End of period	$14.71	$16.43	$15.18	$13.73	$11.45	$12.79	$11.43	$8.94	$17.79	$16.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	352	1,158	1,561

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.97	$18.00	$13.09	$11.31	$10.46	$10.31	$8.74	$11.66	$11.11	$10.71
End of period	$22.85	$21.97	$18.00	$13.09	$11.31	$10.46	$10.31	$8.74	$11.66	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.09	$16.47	$13.90	$12.07	$14.10	$13.52	$10.72	$19.25	$17.87	$14.58
End of period	$14.57	$15.09	$16.47	$13.90	$12.07	$14.10	$13.52	$10.72	$19.25	$17.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	16,329

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.09	$14.81	$11.53	$10.01	$10.47	$9.16	$7.56	$13.49	$13.63	$11.75
End of period	$15.23	$16.09	$14.81	$11.53	$10.01	$10.47	$9.16	$7.56	$13.49	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	843	925	966	38,466

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.59	$16.95	$12.31	$10.54	$10.59	$9.26	$7.08	$12.40	N/A	N/A
End of period	$19.39	$19.59	$16.95	$12.31	$10.54	$10.59	$9.26	$7.08	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.02	$35.46	$28.99	$28.47	$28.25	$24.31	$20.74	$34.21	$25.91	$21.98
End of period	$23.23	$31.02	$35.46	$28.99	$28.47	$28.25	$24.31	$20.74	$34.21	$25.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	55	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.29	$21.85	$16.84	$14.72	$15.41	$12.55	$9.32	$15.30	$14.59	$13.63
End of period	$22.12	$23.29	$21.85	$16.84	$14.72	$15.41	$12.55	$9.32	$15.30	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	205

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.75	$14.28	$11.11	$9.87	$9.97	$8.93	$7.26	$11.93	$11.66	$10.38
End of period	$15.51	$15.75	$14.28	$11.11	$9.87	$9.97	$8.93	$7.26	$11.93	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	257

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.00	$14.85	$11.12	$10.01	$11.11	$9.43	$5.98	$8.78	N/A	N/A
End of period	$13.90	$15.00	$14.85	$11.12	$10.01	$11.11	$9.43	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,172	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.18	$19.76	$14.62	$12.93	$13.85	$11.24	$9.04	$14.24	$14.91	$13.00
End of period	$18.79	$20.18	$19.76	$14.62	$12.93	$13.85	$11.24	$9.04	$14.24	$14.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	203

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.55	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
End of period	$9.73	$9.55	$8.11	$6.59	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,417	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.36	$16.45	$13.36	$11.36	$12.68	$11.26	$8.28	$14.34	$13.82	$12.11
End of period	$16.57	$16.36	$16.45	$13.36	$11.36	$12.68	$11.26	$8.28	$14.34	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	149	245	243

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.62	$12.52	$14.12	$13.35	$12.24	$11.64	N/A	N/A	N/A	N/A
End of period	$11.93	$12.62	$12.52	$14.12	$13.35	$12.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.79	$16.55	$17.31	$16.42	$16.05	$15.29	$13.57	$13.85	$13.11	$12.98
End of period	$16.45	$16.79	$16.55	$17.31	$16.42	$16.05	$15.29	$13.57	$13.85	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	364	3,912	4,504	4,797

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.44	$16.83	$15.94	$13.99	$13.69	$12.14	$8.50	$12.58	$13.04	$12.09
End of period	$14.94	$16.44	$16.83	$15.94	$13.99	$13.69	$12.14	$8.50	$12.58	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,078	1,096

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.34	$22.18	$16.21	$14.36	$15.53	$13.55	$9.60	$18.64	$20.24	$18.35
End of period	$21.69	$24.34	$22.18	$16.21	$14.36	$15.53	$13.55	$9.60	$18.64	$20.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.64	$16.70	$11.91	$10.50	$10.17	$9.16	$6.61	$9.91	N/A	N/A
End of period	$17.27	$18.64	$16.70	$11.91	$10.50	$10.17	$9.16	$6.61	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.48	$16.81	$13.69	$12.11	$13.04	$11.41	$8.92	$15.03	$14.11	$12.51
End of period	$17.02	$17.48	$16.81	$13.69	$12.11	$13.04	$11.41	$8.92	$15.03	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.33	$12.25	$12.01	$11.32	$11.25	$10.60	$9.57	$11.37	$10.96	$10.42
End of period	$11.84	$12.33	$12.25	$12.01	$11.32	$11.25	$10.60	$9.57	$11.37	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,049	1,418	2,001	2,121

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.47	$16.95	$14.17	$12.59	$13.32	$11.75	$9.40	$14.91	$14.05	$12.62
End of period	$17.01	$17.47	$16.95	$14.17	$12.59	$13.32	$11.75	$9.40	$14.91	$14.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.68	$13.49	$12.51	$11.56	$11.75	$10.82	$9.34	$12.15	N/A	N/A
End of period	$13.20	$13.68	$13.49	$12.51	$11.56	$11.75	$10.82	$9.34	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,415	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.12	$14.26	$12.84	$13.33	$12.07	$10.02	$14.16	$13.36	$12.20
End of period	$15.92	$16.43	$16.12	$14.26	$12.84	$13.33	$12.07	$10.02	$14.16	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	927	1,372	1,609	1,754

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.11	$38.76	$28.64	$24.70	$25.61	$22.48	$16.05	$28.78	$26.79	$24.14
End of period	$44.41	$41.11	$38.76	$28.64	$24.70	$25.61	$22.48	$16.05	$28.78	$26.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.04	$59.07	$44.34	$40.01	$41.60	$33.34	$23.27	$40.18	$35.13	$33.70
End of period	$67.57	$65.04	$59.07	$44.34	$40.01	$41.60	$33.34	$23.27	$40.18	$35.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.74	$19.67	$14.70	$12.63	$13.21	$11.68	$8.73	$15.03	$15.28	$13.04
End of period	$20.82	$21.74	$19.67	$14.70	$12.63	$13.21	$11.68	$8.73	$15.03	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.88	$30.67	$26.34	$24.52	$24.33	$22.49	$19.26	$24.89	$23.73	$21.40
End of period	$31.79	$32.88	$30.67	$26.34	$24.52	$24.33	$22.49	$19.26	$24.89	$23.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,824	2,069	2,190	2,386

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.98	$10.22	$10.48	$10.74	$11.00	$11.27	$11.54	$11.57	$11.32	$11.09
End of period	$9.74	$9.98	$10.22	$10.48	$10.74	$11.00	$11.27	$11.54	$11.57	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,776	2,340	4,277	17,142

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.71	$25.51	$19.95	$17.57	$18.38	$16.57	$13.69	$21.05	$20.01	$16.95
End of period	$26.20	$27.71	$25.51	$19.95	$17.57	$18.38	$16.57	$13.69	$21.05	$20.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	243	259	271

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95
End of period	$30.49	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03
Accumulation units outstanding at the end of period	2,618	2,763	2,916	3,097	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85
End of period	$14.83	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11
End of period	$34.85	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43
End of period	$11.51	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.65	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86
End of period	$28.70	$28.65	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27
End of period	$10.84	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90
End of period	$21.02	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.09	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	$9.86	N/A	N/A
End of period	$10.15	$11.09	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	668	1,919	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	$10.80	N/A
End of period	$11.64	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86
End of period	$20.65	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21
End of period	$16.59	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	52	85	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51
End of period	$14.68	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15
End of period	$15.85	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73
Accumulation units outstanding at the end of period	—	—	—	—	—	70	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32
End of period	$16.77	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.25	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04
End of period	$20.63	$23.25	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21
End of period	$21.48	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	44	76	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.93	$13.81	$11.45	$10.01	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$11.47	$12.93	$13.81	$11.45	$10.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	56	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67
End of period	$33.06	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07
End of period	$16.68	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	$10.81	N/A
End of period	$9.16	$11.54	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	72	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71
End of period	$12.23	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25
End of period	$6.70	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86	$9.81
End of period	$19.63	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37
End of period	$12.49	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58
Accumulation units outstanding at the end of period	488	573	644	689	906	1,065	1,075	1,037	1,149	1,307

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88
End of period	$9.93	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,365	1,844	1,772

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99
End of period	$14.69	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40
Accumulation units outstanding at the end of period	381	457	444	515	5,467	5,922	6,351	7,285	7,469	5,614

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71
End of period	$22.84	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,072	1,083	1,062

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58
End of period	$14.56	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75
End of period	$15.22	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	655	1,881	2,101	13,386

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44
End of period	$19.38	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98
End of period	$23.22	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.44	$14.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.92	$14.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,667	490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63
End of period	$22.10	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38
End of period	$15.49	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00
End of period	$18.78	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90
Accumulation units outstanding at the end of period	315	347	403	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
End of period	$9.72	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78
Accumulation units outstanding at the end of period	8,516	8,987	9,484	10,074	—	—	—	5,586	6,317	6,239

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11
End of period	$16.56	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,674	1,741	1,742

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98
End of period	$16.43	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	223	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08
End of period	$14.93	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34
End of period	$21.67	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	344	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51
End of period	$17.00	$17.47	$16.79	$13.68	$12.11	$13.03	$11.40	$8.92	$15.02	$14.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42
End of period	$11.84	$12.32	$12.25	$12.01	$11.31	$11.24	$10.60	$9.57	$11.37	$10.96
Accumulation units outstanding at the end of period	—	—	—	924	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61
End of period	$17.00	$17.45	$16.93	$14.16	$12.58	$13.31	$11.74	$9.40	$14.90	$14.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74
End of period	$13.19	$13.68	$13.48	$12.51	$11.56	$11.75	$10.81	$9.34	$12.16	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20
End of period	$15.90	$16.42	$16.10	$14.24	$12.84	$13.32	$12.06	$10.01	$14.15	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	11,964

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13
End of period	$44.37	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77
Accumulation units outstanding at the end of period	2,301	2,428	2,562	2,721	48	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11	$33.69
End of period	$67.50	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11
Accumulation units outstanding at the end of period	—	—	—	—	15	26	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04
End of period	$20.81	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39
End of period	$31.76	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08
End of period	$9.72	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30
Accumulation units outstanding at the end of period	—	—	—	—	338	500	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95
End of period	$26.18	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00
Accumulation units outstanding at the end of period	—	—	—	—	—	64	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.51	$32.43	$25.48	$22.95	$24.09	$18.21	$13.78	$22.89	$20.94	$17.87
End of period	$30.23	$32.51	$32.43	$25.48	$22.95	$24.09	$18.21	$13.78	$22.89	$20.94
Accumulation units outstanding at the end of period	—	—	—	—	89	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.71	$17.10	$13.05	$11.38	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85
End of period	$14.76	$16.71	$17.10	$13.05	$11.38	$11.99	$9.69	$7.44	$11.40	$12.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.58	$10.26	$9.61	$9.77	$10.82	$9.44	$6.46	$13.57	N/A	N/A
End of period	$6.38	$8.58	$10.26	$9.61	$9.77	$10.82	$9.44	$6.46	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	201	203	204	207	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.32	$31.37	$23.14	$21.45	$21.83	$19.86	$15.11	$26.20	$24.48	$23.99
End of period	$34.52	$33.32	$31.37	$23.14	$21.45	$21.83	$19.86	$15.11	$26.20	$24.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.90	$12.14	$10.77	$9.77	$10.51	$9.89	$8.28	$11.83	$11.24	$10.40
End of period	$11.43	$11.90	$12.14	$10.77	$9.77	$10.51	$9.89	$8.28	$11.83	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.39	$28.44	$23.66	$20.73	$22.26	$20.42	$15.14	$26.99	$22.94	$20.76
End of period	$28.43	$28.39	$28.44	$23.66	$20.73	$22.26	$20.42	$15.14	$26.99	$22.94
Accumulation units outstanding at the end of period	—	—	—	—	571	413	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.43	$13.10	$11.06	$9.68	$11.39	$10.85	$8.55	$15.79	$14.46	$11.23
End of period	$10.75	$11.43	$13.10	$11.06	$9.68	$11.39	$10.85	$8.55	$15.79	$14.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.82	$20.37	$15.45	$13.93	$14.41	$13.20	$10.12	$17.01	$17.34	$15.82
End of period	$20.83	$21.82	$20.37	$15.45	$13.93	$14.41	$13.20	$10.12	$17.01	$17.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.05	$11.03	$9.13	$8.07	$8.39	$7.79	$6.14	$9.85	N/A	N/A
End of period	$10.11	$11.05	$11.03	$9.13	$8.07	$8.39	$7.79	$6.14	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	5,819	5,916	5,910	5,949	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.01	$10.51	$8.27	$6.95	$7.58	$7.26	$5.69	$9.83	N/A	N/A
End of period	$9.14	$10.01	$10.51	$8.27	$6.95	$7.58	$7.26	$5.69	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	554	559	563	571	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	$10.73	N/A	N/A
End of period	$11.59	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,963	3,091	3,635	1,657	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.89	$20.32	$21.06	$20.04	$19.33	$18.41	$16.54	$17.88	$17.14	$16.78
End of period	$20.46	$20.89	$20.32	$21.06	$20.04	$19.33	$18.41	$16.54	$17.88	$17.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,557	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.85	$12.78	$14.22	$12.15	$13.06	N/A	N/A	N/A	N/A	N/A
End of period	$10.13	$11.85	$12.78	$14.22	$12.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,100	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.60	$16.85	$13.02	$11.31	$12.41	$10.22	$7.90	$12.68	$12.65	$11.20
End of period	$16.51	$18.60	$16.85	$13.02	$11.31	$12.41	$10.22	$7.90	$12.68	$12.65
Accumulation units outstanding at the end of period	—	—	—	—	779	741	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.12	$13.48	$13.45	$10.75	$11.75	$10.29	$7.96	$12.69	$15.31	$11.51
End of period	$14.61	$15.12	$13.48	$13.45	$10.75	$11.75	$10.29	$7.96	$12.69	$15.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,695

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.45	$16.82	$14.50	$12.84	$14.14	$12.91	$9.66	$16.77	$15.66	$13.10
End of period	$15.72	$16.45	$16.82	$14.50	$12.84	$14.14	$12.91	$9.66	$16.77	$15.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,869	505

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.27	$15.40	$11.31	$10.31	$11.33	$9.89	$8.16	$13.42	$11.89	$11.30
End of period	$16.66	$16.27	$15.40	$11.31	$10.31	$11.33	$9.89	$8.16	$13.42	$11.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.08	$21.66	$16.96	$16.14	$17.54	$14.62	$10.73	$18.02	$18.98	$16.98
End of period	$20.47	$23.08	$21.66	$16.96	$16.14	$17.54	$14.62	$10.73	$18.02	$18.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	603	708

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.28	$21.16	$15.53	$13.53	$14.06	$11.42	$8.69	$14.78	$13.61	N/A
End of period	$21.34	$22.28	$21.16	$15.53	$13.53	$14.06	$11.42	$8.69	$14.78	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.90	$13.79	$11.43	$10.00	$11.08	$10.34	N/A	N/A	N/A	N/A
End of period	$11.43	$12.90	$13.79	$11.43	$10.00	$11.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,366	2,082	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.60	$30.06	$21.70	$19.14	$20.85	$17.02	$12.21	$22.53	$21.40	$19.58
End of period	$32.75	$32.60	$30.06	$21.70	$19.14	$20.85	$17.02	$12.21	$22.53	$21.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.86	$16.40	$17.43	$17.24	$16.09	$15.37	$15.20	$14.63	$14.10	$14.00
End of period	$16.52	$16.86	$16.40	$17.43	$17.24	$16.09	$15.37	$15.20	$14.63	$14.10
Accumulation units outstanding at the end of period	—	—	—	—	—	592	2,627	4,297	2,129	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.49	$12.44	$12.89	$10.82	$13.48	$11.34	$6.77	$13.90	N/A	N/A
End of period	$9.12	$11.49	$12.44	$12.89	$10.82	$13.48	$11.34	$6.77	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	183	—	—	—	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.47	$12.11	$12.76	$12.63	$12.08	$11.70	$11.34	$11.22	$10.81	$10.69
End of period	$12.15	$12.47	$12.11	$12.76	$12.63	$12.08	$11.70	$11.34	$11.22	$10.81
Accumulation units outstanding at the end of period	—	—	—	—	6,300	8,993	9,897	3,035	864	468

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.63	$6.45	$5.46	$4.65	$4.93	$4.12	$3.37	$5.72	$5.62	N/A
End of period	$6.65	$6.63	$6.45	$5.46	$4.65	$4.93	$4.12	$3.37	$5.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,594	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.86	$17.45	$12.68	$10.53	$10.13	$8.46	$6.52	$9.72	$10.82	N/A
End of period	$19.48	$18.86	$17.45	$12.68	$10.53	$10.13	$8.46	$6.52	$9.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.79	$11.95	$9.38	$8.65	$7.51	$6.18	$5.47	$10.39	$10.54	$8.34
End of period	$12.40	$12.79	$11.95	$9.38	$8.65	$7.51	$6.18	$5.47	$10.39	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	309	340	286	245	242

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.22	$9.26	$7.12	$5.79	$6.82	$6.16	$5.32	$11.06	$13.72	$11.85
End of period	$9.85	$10.22	$9.26	$7.12	$5.79	$6.82	$6.16	$5.32	$11.06	$13.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,584	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.30	$15.07	$13.64	$11.38	$12.72	$11.37	$8.89	$17.71	$16.34	$11.96
End of period	$14.59	$16.30	$15.07	$13.64	$11.38	$12.72	$11.37	$8.89	$17.71	$16.34
Accumulation units outstanding at the end of period	—	—	—	—	—	171	172	194	1,319	157

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.81	$17.87	$13.01	$11.25	$10.40	$10.26	$8.70	$11.61	$11.07	$10.68
End of period	$22.67	$21.81	$17.87	$13.01	$11.25	$10.40	$10.26	$8.70	$11.61	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,374	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.00	$16.37	$13.82	$12.01	$14.03	$13.47	$10.68	$19.19	$17.82	$14.55
End of period	$14.47	$15.00	$16.37	$13.82	$12.01	$14.03	$13.47	$10.68	$19.19	$17.82
Accumulation units outstanding at the end of period	—	—	—	—	—	160	149	165	134	143

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.01	$14.74	$11.48	$9.97	$10.44	$9.14	$7.55	$13.46	$13.61	$11.74
End of period	$15.14	$16.01	$14.74	$11.48	$9.97	$10.44	$9.14	$7.55	$13.46	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	2,173	6,335	13,719	21,731	15,953	7,433

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.48	$16.87	$12.26	$10.50	$10.56	$9.24	$7.06	$12.38	$10.66	$10.43
End of period	$19.28	$19.48	$16.87	$12.26	$10.50	$10.56	$9.24	$7.06	$12.38	$10.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.79	$35.22	$28.81	$28.30	$28.10	$24.19	$20.65	$34.07	$25.83	$21.92
End of period	$23.05	$30.79	$35.22	$28.81	$28.30	$28.10	$24.19	$20.65	$34.07	$25.83
Accumulation units outstanding at the end of period	—	—	—	—	—	310	1,011	970	115	221

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.38	$14.02	$10.23	$9.40	$9.19	$8.08	$6.97	$10.63	$10.13	N/A
End of period	$12.86	$14.38	$14.02	$10.23	$9.40	$9.19	$8.08	$6.97	$10.63	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.14	$21.72	$16.74	$14.64	$15.34	$12.50	$9.28	$15.25	$14.55	$13.60
End of period	$21.96	$23.14	$21.72	$16.74	$14.64	$15.34	$12.50	$9.28	$15.25	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	155	168	185	170	173

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.65	$14.19	$11.05	$9.82	$9.92	$8.89	$7.24	$11.90	$11.63	$10.36
End of period	$15.40	$15.65	$14.19	$11.05	$9.82	$9.92	$8.89	$7.24	$11.90	$11.63
Accumulation units outstanding at the end of period	—	—	—	—	—	234	231	232	219	217

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.04	$19.64	$14.54	$12.87	$13.79	$11.19	$9.01	$14.19	$14.87	$12.97
End of period	$18.66	$20.04	$19.64	$14.54	$12.87	$13.79	$11.19	$9.01	$14.19	$14.87
Accumulation units outstanding at the end of period	—	—	—	—	—	87	95	94	90	86

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76	$5.40
End of period	$9.65	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	9,849	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.25	$16.35	$13.28	$11.30	$12.62	$11.21	$8.24	$14.29	$13.78	$12.08
End of period	$16.45	$16.25	$16.35	$13.28	$11.30	$12.62	$11.21	$8.24	$14.29	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.57	$12.48	$14.08	$13.31	$12.22	$11.63	$10.17	N/A	N/A	N/A
End of period	$11.88	$12.57	$12.48	$14.08	$13.31	$12.22	$11.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	6,341	9,448	12,451	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.65	$16.41	$17.19	$16.30	$15.94	$15.20	$13.49	$13.78	$13.05	$12.93
End of period	$16.30	$16.65	$16.41	$17.19	$16.30	$15.94	$15.20	$13.49	$13.78	$13.05
Accumulation units outstanding at the end of period	—	—	—	—	2,521	3,320	9,613	2,342	7,266	278

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.30	$16.69	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97	$12.03
End of period	$14.80	$16.30	$16.69	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.10	$21.97	$16.06	$14.24	$15.41	$13.45	$9.54	$18.52	$20.13	N/A
End of period	$21.46	$24.10	$21.97	$16.06	$14.24	$15.41	$13.45	$9.54	$18.52	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.71	$15.07	$11.81	$10.74	$9.79	$8.49	N/A	N/A	N/A	N/A
End of period	$16.41	$16.71	$15.07	$11.81	$10.74	$9.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,183	2,223	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.33	$16.67	$13.59	$12.03	$12.95	$11.34	$8.88	$14.96	$14.05	$12.46
End of period	$16.87	$17.33	$16.67	$13.59	$12.03	$12.95	$11.34	$8.88	$14.96	$14.05
Accumulation units outstanding at the end of period	—	—	—	—	492	355	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.27	$12.20	$11.96	$11.28	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41
End of period	$11.78	$12.27	$12.20	$11.96	$11.28	$11.21	$10.57	$9.55	$11.35	$10.95
Accumulation units outstanding at the end of period	—	—	—	274	3,678	3,683	3,902	4,063	4,551	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.32	$16.81	$14.06	$12.50	$13.23	$11.68	$9.35	$14.83	$13.99	$12.57
End of period	$16.86	$17.32	$16.81	$14.06	$12.50	$13.23	$11.68	$9.35	$14.83	$13.99
Accumulation units outstanding at the end of period	—	—	—	—	701	696	1,299	445	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
End of period	$13.13	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55
Accumulation units outstanding at the end of period	—	—	—	—	3,158	3,158	3,158	3,158	3,959	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.30	$15.99	$14.15	$12.76	$13.25	$12.00	$9.96	$14.09	$13.30	$12.15
End of period	$15.77	$16.30	$15.99	$14.15	$12.76	$13.25	$12.00	$9.96	$14.09	$13.30
Accumulation units outstanding at the end of period	—	—	—	235	6	7	8,919	9,028	8,713	8,713

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.71	$38.40	$28.39	$24.49	$25.41	$22.31	$15.94	$28.60	$26.63	$24.01
End of period	$43.96	$40.71	$38.40	$28.39	$24.49	$25.41	$22.31	$15.94	$28.60	$26.63
Accumulation units outstanding at the end of period	—	—	—	—	—	1	91	450	1,063	442

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.40	$58.52	$43.95	$39.68	$41.28	$33.10	$23.11	$39.92	$34.92	$33.52
End of period	$66.87	$64.40	$58.52	$43.95	$39.68	$41.28	$33.10	$23.11	$39.92	$34.92
Accumulation units outstanding at the end of period	—	—	—	—	51	—	61	320	2,408	556

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.47	$9.67	$9.90	$9.91	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$9.47	$9.67	$9.90	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,685	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.58	$19.54	$14.61	$12.55	$13.14	$11.63	$8.69	$14.97	$15.23	$13.01
End of period	$20.66	$21.58	$19.54	$14.61	$12.55	$13.14	$11.63	$8.69	$14.97	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,170	783

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.56	$30.38	$26.10	$24.31	$24.13	$22.33	$19.12	$24.73	$23.59	$21.28
End of period	$31.46	$32.56	$30.38	$26.10	$24.31	$24.13	$22.33	$19.12	$24.73	$23.59
Accumulation units outstanding at the end of period	—	—	—	—	1,099	1,145	1,343	359	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.87	$10.12	$10.38	$10.64	$10.91	$11.18	$11.45	$11.49	$11.24	$11.03
End of period	$9.63	$9.87	$10.12	$10.38	$10.64	$10.91	$11.18	$11.45	$11.49	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	873	2,022	941	36,210	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.54	$25.36	$19.84	$17.49	$18.31	$16.51	$13.65	$21.00	$19.96	$16.93
End of period	$26.03	$27.54	$25.36	$19.84	$17.49	$18.31	$16.51	$13.65	$21.00	$19.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	916	566	2,999	—

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19	$13.77	$22.87	$20.92	$17.86
End of period	$30.20	$32.48	$32.40	$25.46	$22.93	$24.07	$18.19	$13.77	$22.87	$20.92
Accumulation units outstanding at the end of period	244	244	273	244	244	244	—	640	1,120	1,170

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85
End of period	$14.75	$16.70	$17.10	$13.04	$11.37	$11.99	$9.69	$7.44	$11.40	$12.46
Accumulation units outstanding at the end of period	989	918	943	972	1,003	750	143	—	—	718

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.56	$14.48	$11.17	$9.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$15.56	$14.48	$11.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	469	956	471	472	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.43	$11.50	$10.32	$9.66	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$11.00	$11.43	$11.50	$10.32	$9.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	973	1,005	1,232	1,072	1,111	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.58	$10.26	$9.60	$9.77	$10.81	$9.44	$6.46	N/A	N/A	N/A
End of period	$6.38	$8.58	$10.26	$9.60	$9.77	$10.81	$9.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	506	506	506	507	507	508	1,194	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.29	$31.34	$23.12	$21.43	$21.81	$19.85	$15.10	$26.18	$24.46	$23.98
End of period	$34.49	$33.29	$31.34	$23.12	$21.43	$21.81	$19.85	$15.10	$26.18	$24.46
Accumulation units outstanding at the end of period	316	316	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.09	$14.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$15.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,335	1,429	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24	$10.40
End of period	$11.42	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24
Accumulation units outstanding at the end of period	—	—	319	—	—	—	341	537	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.37	$28.42	$23.65	$20.72	$22.25	$20.41	$15.14	$26.98	$22.94	N/A
End of period	$28.41	$28.37	$28.42	$23.65	$20.72	$22.25	$20.41	$15.14	$26.98	N/A
Accumulation units outstanding at the end of period	—	—	50	39	44	40	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.42	$13.09	$11.05	$9.67	$11.38	$10.85	$8.54	$15.78	$14.45	$11.23
End of period	$10.75	$11.42	$13.09	$11.05	$9.67	$11.38	$10.85	$8.54	$15.78	$14.45
Accumulation units outstanding at the end of period	602	612	621	3,090	3,113	3,062	3,317	5,736	5,275	5,124

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.80	$20.35	$15.44	$13.92	$14.40	$13.20	$10.11	$17.00	$17.34	$15.82
End of period	$20.82	$21.80	$20.35	$15.44	$13.92	$14.40	$13.20	$10.11	$17.00	$17.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.32	$6.73	$7.07	$5.87	$8.35	$7.32	N/A	N/A	N/A	N/A
End of period	$6.78	$7.32	$6.73	$7.07	$5.87	$8.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.05	$11.03	$9.12	$8.07	$8.39	$7.79	$6.14	$9.85	N/A	N/A
End of period	$10.11	$11.05	$11.03	$9.12	$8.07	$8.39	$7.79	$6.14	N/A	N/A
Accumulation units outstanding at the end of period	2,585	3,652	3,664	3,764	5,521	5,549	5,582	11,399	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.01	$10.51	$8.27	$6.95	$7.58	$7.26	$5.69	$9.83	N/A	N/A
End of period	$9.13	$10.01	$10.51	$8.27	$6.95	$7.58	$7.26	$5.69	N/A	N/A
Accumulation units outstanding at the end of period	995	1,007	795	918	1,024	1,012	1,354	802	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.32	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.59	$11.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	784	785	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	$10.72	$10.80	N/A
End of period	$11.58	$12.82	$12.74	$11.45	$10.46	$10.46	$9.53	$7.35	$10.72	N/A
Accumulation units outstanding at the end of period	1,567	1,769	3,502	3,680	3,458	6,968	1,797	92	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.20	$10.70	$8.55	$7.71	$7.96	$7.32	$5.93	$9.78	N/A	N/A
End of period	$10.41	$11.20	$10.70	$8.55	$7.71	$7.96	$7.32	$5.93	N/A	N/A
Accumulation units outstanding at the end of period	1,043	1,043	1,043	1,044	1,046	1,047	1,378	3,296	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40	$16.53	$17.87	$17.12	$16.77
End of period	$20.43	$20.87	$20.30	$21.04	$20.02	$19.32	$18.40	$16.53	$17.87	$17.12
Accumulation units outstanding at the end of period	362	302	—	—	—	1,785	1,405	2,450	3,303	3,214

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.85	$12.78	$14.22	$12.14	$13.06	N/A	N/A	N/A	N/A	N/A
End of period	$10.13	$11.85	$12.78	$14.22	$12.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	96	110	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22	$7.90	$12.68	$12.65	$11.20
End of period	$16.50	$18.59	$16.84	$13.01	$11.31	$12.40	$10.22	$7.90	$12.68	$12.65
Accumulation units outstanding at the end of period	1,062	1,087	1,425	1,524	1,565	1,318	2,077	2,408	4,984	794

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.31	$11.08	$8.46	$7.26	$8.31	$7.84	N/A	N/A	N/A	N/A
End of period	$11.79	$12.31	$11.08	$8.46	$7.26	$8.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	419	419	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28	$7.96	$12.69	$15.31	$11.51
End of period	$14.60	$15.11	$13.47	$13.44	$10.74	$11.75	$10.28	$7.96	$12.69	$15.31
Accumulation units outstanding at the end of period	718	863	973	903	715	457	464	639	1,069	1,648

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65	$13.09
End of period	$15.70	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65
Accumulation units outstanding at the end of period	—	—	—	—	—	538	—	—	157	168

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.26	$15.39	$11.31	$10.31	$11.32	$9.89	$8.16	$13.42	$11.89	$11.30
End of period	$16.65	$16.26	$15.39	$11.31	$10.31	$11.32	$9.89	$8.16	$13.42	$11.89
Accumulation units outstanding at the end of period	—	466	604	—	—	—	—	870	2,633	2,776

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.06	$21.64	$16.95	$16.13	$17.53	$14.61	$10.72	$18.01	$18.97	$16.97
End of period	$20.45	$23.06	$21.64	$16.95	$16.13	$17.53	$14.61	$10.72	$18.01	$18.97
Accumulation units outstanding at the end of period	648	648	648	1,413	1,413	1,413	2,002	808	1,805	1,708

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.27	$21.14	$15.52	$13.52	$14.06	$11.42	$8.69	$14.78	$13.60	$12.18
End of period	$21.33	$22.27	$21.14	$15.52	$13.52	$14.06	$11.42	$8.69	$14.78	$13.60
Accumulation units outstanding at the end of period	468	402	402	402	402	402	—	314	334	351

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.90	$13.78	$11.43	$10.00	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$12.90	$13.78	$11.43	$10.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	473	614	3,721	3,742	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01	$12.20	$22.51	$21.38	$19.56
End of period	$32.72	$32.57	$30.03	$21.68	$19.12	$20.83	$17.01	$12.20	$22.51	$21.38
Accumulation units outstanding at the end of period	479	479	165	165	165	165	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09	$13.99
End of period	$16.51	$16.85	$16.39	$17.42	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09
Accumulation units outstanding at the end of period	538	538	—	—	—	—	—	1,583	2,640	2,412

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34	$6.77	$13.89	$10.81	N/A
End of period	$9.11	$11.49	$12.43	$12.89	$10.82	$13.48	$11.34	$6.77	$13.89	N/A
Accumulation units outstanding at the end of period	608	618	626	591	636	567	994	2,374	1,137	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.46	$12.10	$12.75	$12.62	$12.08	$11.69	$11.34	$11.21	$10.80	$10.69
End of period	$12.14	$12.46	$12.10	$12.75	$12.62	$12.08	$11.69	$11.34	$11.21	$10.80
Accumulation units outstanding at the end of period	1,337	729	—	765	775	3,650	861	193	4,134	3,781

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12	$3.36	$5.71	$5.62	N/A
End of period	$6.64	$6.63	$6.44	$5.46	$4.65	$4.92	$4.12	$3.36	$5.71	N/A
Accumulation units outstanding at the end of period	—	—	1,400	—	—	—	—	—	474	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46	$6.51	$9.72	$10.82	$9.78
End of period	$19.47	$18.85	$17.44	$12.68	$10.53	$10.13	$8.46	$6.51	$9.72	$10.82
Accumulation units outstanding at the end of period	140	140	—	—	—	—	—	—	1,058	1,013

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.78	$11.94	$9.38	$8.64	$7.51	$6.18	$5.47	$10.38	$10.54	$8.34
End of period	$12.39	$12.78	$11.94	$9.38	$8.64	$7.51	$6.18	$5.47	$10.38	$10.54
Accumulation units outstanding at the end of period	—	—	445	3,577	8,201	8,210	8,760	10,764	6,566	4,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.21	$9.26	$7.12	$5.79	$6.81	$6.15	$5.32	$11.05	$13.72	$11.85
End of period	$9.85	$10.21	$9.26	$7.12	$5.79	$6.81	$6.15	$5.32	$11.05	$13.72
Accumulation units outstanding at the end of period	2,142	2,164	1,925	1,948	1,978	1,996	2,019	1,647	473	382

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.29	$15.06	$13.63	$11.37	$12.71	$11.36	$8.89	$17.70	$16.34	$11.95
End of period	$14.57	$16.29	$15.06	$13.63	$11.37	$12.71	$11.36	$8.89	$17.70	$16.34
Accumulation units outstanding at the end of period	2,041	2,100	2,693	2,708	2,782	2,756	1,908	5,423	8,069	6,318

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.80	$17.86	$13.00	$11.24	$10.39	$10.26	$8.70	$11.61	$11.07	$10.68
End of period	$22.66	$21.80	$17.86	$13.00	$11.24	$10.39	$10.26	$8.70	$11.61	$11.07
Accumulation units outstanding at the end of period	1,543	1,621	954	450	451	451	452	837	861	879

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.99	$16.36	$13.82	$12.00	$14.03	$13.46	$10.68	$19.18	$17.82	$14.55
End of period	$14.46	$14.99	$16.36	$13.82	$12.00	$14.03	$13.46	$10.68	$19.18	$17.82
Accumulation units outstanding at the end of period	120	142	311	332	344	121	1,488	1,055	3,772	4,049

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61	$11.74
End of period	$15.13	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61
Accumulation units outstanding at the end of period	13,436	16,238	17,090	18,051	18,370	19,203	18,959	24,151	49,113	39,354

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	$12.38	$10.66	$10.43
End of period	$19.27	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	$12.38	$10.66
Accumulation units outstanding at the end of period	257	334	354	372	388	420	—	240	803	4,877

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.77	$35.19	$28.78	$28.29	$28.08	$24.17	$20.64	$34.06	$25.82	$21.91
End of period	$23.03	$30.77	$35.19	$28.78	$28.29	$28.08	$24.17	$20.64	$34.06	$25.82
Accumulation units outstanding at the end of period	56	67	188	88	101	—	105	724	1,159	1,366

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.37	$14.01	$10.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$14.37	$14.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,971	—	1,088	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.12	$21.71	$16.73	$14.64	$15.33	$12.49	$9.28	$15.25	$14.55	$13.60
End of period	$21.95	$23.12	$21.71	$16.73	$14.64	$15.33	$12.49	$9.28	$15.25	$14.55
Accumulation units outstanding at the end of period	515	127	254	279	306	118	1,151	960	2,006	2,066

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.64	$14.18	$11.05	$9.82	$9.92	$8.89	$7.23	$11.89	$11.63	$10.36
End of period	$15.39	$15.64	$14.18	$11.05	$9.82	$9.92	$8.89	$7.23	$11.89	$11.63
Accumulation units outstanding at the end of period	1,563	2,036	2,075	429	482	173	3,934	3,696	1,356	1,358

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.94	$14.80	$11.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.83	$14.94	$14.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,274	1,294	1,313	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.03	$19.63	$14.54	$12.86	$13.78	$11.19	$9.01	$14.19	$14.87	$12.97
End of period	$18.65	$20.03	$19.63	$14.54	$12.86	$13.78	$11.19	$9.01	$14.19	$14.87
Accumulation units outstanding at the end of period	121	144	576	1,181	1,212	1,000	2,242	1,012	1,856	1,811

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76	$5.40
End of period	$9.64	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76
Accumulation units outstanding at the end of period	2,433	2,605	—	—	2,276	2,278	2,281	2,503	3,351	3,440

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	874	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78	$12.08
End of period	$16.44	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,525	1,926	2,369

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.57	$12.47	$14.07	$13.31	$12.21	$11.63	$10.17	$10.83	N/A	N/A
End of period	$11.88	$12.57	$12.47	$14.07	$13.31	$12.21	$11.63	$10.17	N/A	N/A
Accumulation units outstanding at the end of period	146	173	1,353	2,172	2,248	2,083	2,546	538	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05	$12.93
End of period	$16.29	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05
Accumulation units outstanding at the end of period	3,294	2,839	2,839	3,990	4,007	6,186	7,620	1,172	4,225	3,765

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97	$12.04
End of period	$14.79	$16.29	$16.68	$15.81	$13.88	$13.60	$12.06	$8.45	$12.51	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	842	875	811

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.45	$14.34	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.85	$15.45	$14.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	639	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.61	$14.15	$10.56	$9.05	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$13.75	$14.61	$14.15	$10.56	$9.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	880	880	880	880	880	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.51	$20.11	$18.25
End of period	$21.44	$24.08	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.51	$20.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.57	$16.64	$11.88	$10.48	$10.15	$9.14	$6.61	N/A	N/A	N/A
End of period	$17.20	$18.57	$16.64	$11.88	$10.48	$10.15	$9.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,368	3,420	4,006	1,948	1,987	2,009	2,039	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.70	$15.06	$11.81	$10.73	$9.79	$8.49	N/A	N/A	N/A	N/A
End of period	$16.40	$16.70	$15.06	$11.81	$10.73	$9.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	120	76	87	92	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.60	$17.90	$12.24	$11.00	$10.59	$9.49	N/A	N/A	N/A	N/A
End of period	$17.31	$20.60	$17.90	$12.24	$11.00	$10.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.32	$16.66	$13.58	$12.02	$12.95	$11.34	$8.87	$14.95	$14.04	$12.46
End of period	$16.85	$17.32	$16.66	$13.58	$12.02	$12.95	$11.34	$8.87	$14.95	$14.04
Accumulation units outstanding at the end of period	—	—	—	34	38	35	—	188	338	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41
End of period	$11.77	$12.26	$12.19	$11.96	$11.27	$11.21	$10.57	$9.55	$11.35	$10.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	6,970	7,582	8,083

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.31	$16.80	$14.05	$12.49	$13.22	$11.68	$9.35	$14.83	$13.99	$12.56
End of period	$16.85	$17.31	$16.80	$14.05	$12.49	$13.22	$11.68	$9.35	$14.83	$13.99
Accumulation units outstanding at the end of period	738	924	1,010	998	593	594	653	36	3,169	3,193

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
End of period	$13.12	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55
Accumulation units outstanding at the end of period	15,331	16,074	16,816	17,596	21,581	20,900	15,212	19,222	8,385	18,242

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.28	$15.98	$14.14	$12.75	$13.24	$11.99	$9.96	$14.09	$13.29	$12.15
End of period	$15.76	$16.28	$15.98	$14.14	$12.75	$13.24	$11.99	$9.96	$14.09	$13.29
Accumulation units outstanding at the end of period	4,442	6,604	6,564	6,500	5,653	5,662	5,397	5,397	5,397	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30	$15.93	$28.58	$26.62	$24.00
End of period	$43.91	$40.67	$38.36	$28.37	$24.48	$25.39	$22.30	$15.93	$28.58	$26.62
Accumulation units outstanding at the end of period	1,724	1,948	1,736	2,413	2,458	3,184	1,662	1,226	749	764

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.34	$58.47	$43.92	$39.64	$41.25	$33.08	$23.10	$39.90	$34.90	$33.51
End of period	$66.81	$64.34	$58.47	$43.92	$39.64	$41.25	$33.08	$23.10	$39.90	$34.90
Accumulation units outstanding at the end of period	1,167	1,204	1,419	925	954	1,020	—	117	713	662

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98	$9.51	$10.37	$10.14	N/A
End of period	$9.26	$9.46	$9.66	$9.90	$9.91	$10.02	$9.98	$9.51	$10.37	N/A
Accumulation units outstanding at the end of period	1,746	1,608	—	493	491	496	6,902	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22	$13.00
End of period	$20.65	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22
Accumulation units outstanding at the end of period	—	—	464	1,395	1,395	1,395	1,655	3,668	3,292	3,385

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58	$21.27
End of period	$31.43	$32.52	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58
Accumulation units outstanding at the end of period	1,134	1,217	1,365	1,399	1,455	1,555	124	29	893	906

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.86	$10.11	$10.37	$10.63	$10.90	$11.18	$11.44	$11.48	$11.24	$11.02
End of period	$9.62	$9.86	$10.11	$10.37	$10.63	$10.90	$11.18	$11.44	$11.48	$11.24
Accumulation units outstanding at the end of period	—	—	2,128	5,698	13,544	5,379	4,982	22,111	13,007	3,131

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.53	$25.35	$19.83	$17.48	$18.30	$16.50	$13.65	$20.99	$19.96	$16.92
End of period	$26.01	$27.53	$25.35	$19.83	$17.48	$18.30	$16.50	$13.65	$20.99	$19.96
Accumulation units outstanding at the end of period	1,512	1,623	1,682	1,727	1,787	2,741	84	24	946	981

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.22	$32.15	$25.27	$22.78	$23.92	$18.08	$13.69	$22.76	$20.83	$17.79
End of period	$29.94	$32.22	$32.15	$25.27	$22.78	$23.92	$18.08	$13.69	$22.76	$20.83
Accumulation units outstanding at the end of period	—	—	—	—	—	501	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.63	$17.03	$13.00	$11.34	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85
End of period	$14.68	$16.63	$17.03	$13.00	$11.34	$11.95	$9.67	$7.42	$11.39	$12.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.00	$31.09	$22.94	$21.28	$21.66	$19.72	$15.01	$26.03	$24.34	$23.87
End of period	$34.17	$33.00	$31.09	$22.94	$21.28	$21.66	$19.72	$15.01	$26.03	$24.34
Accumulation units outstanding at the end of period	—	—	—	—	—	488	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.82	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.20	$10.37
End of period	$11.34	$11.82	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.34	$13.00	$10.98	$9.61	$11.31	$10.79	$8.50	$15.71	$14.39	$11.19
End of period	$10.66	$11.34	$13.00	$10.98	$9.61	$11.31	$10.79	$8.50	$15.71	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$20.19	$15.33	$13.83	$14.30	N/A	N/A	N/A	N/A	N/A
End of period	$20.64	$21.62	$20.19	$15.33	$13.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.29	$6.72	$7.05	$5.86	$8.34	$7.31	$4.12	N/A	N/A	N/A
End of period	$6.75	$7.29	$6.72	$7.05	$5.86	$8.34	$7.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.97	$10.48	$8.25	$6.93	$7.57	N/A	N/A	N/A	N/A	N/A
End of period	$9.10	$9.97	$10.48	$8.25	$6.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.69	$20.13	$20.87	$19.87	$19.18	$18.28	$16.43	$17.77	$17.04	$16.69
End of period	$20.24	$20.69	$20.13	$20.87	$19.87	$19.18	$18.28	$16.43	$17.77	$17.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	458	628	698	706

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.51	$16.78	$12.97	$11.27	$12.37	$10.20	$7.89	$12.66	$12.64	$11.20
End of period	$16.42	$18.51	$16.78	$12.97	$11.27	$12.37	$10.20	$7.89	$12.66	$12.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.05	$13.42	$13.40	$10.71	$11.72	$10.26	$7.94	$12.67	$15.30	N/A
End of period	$14.53	$15.05	$13.42	$13.40	$10.71	$11.72	$10.26	$7.94	$12.67	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.29	$16.67	$14.37	$12.73	$14.03	$12.81	$9.59	$16.66	$15.57	$13.03
End of period	$15.56	$16.29	$16.67	$14.37	$12.73	$14.03	$12.81	$9.59	$16.66	$15.57
Accumulation units outstanding at the end of period	—	—	—	—	—	732	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.17	$15.31	$11.25	$10.26	$11.28	$9.85	$8.13	$13.38	$11.86	$11.28
End of period	$16.55	$16.17	$15.31	$11.25	$10.26	$11.28	$9.85	$8.13	$13.38	$11.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.89	$21.49	$16.84	$16.03	$17.43	$14.53	$10.67	$17.93	$18.89	$16.91
End of period	$20.28	$22.89	$21.49	$16.84	$16.03	$17.43	$14.53	$10.67	$17.93	$18.89
Accumulation units outstanding at the end of period	—	—	—	—	—	667	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.14	$21.03	$15.44	$13.46	$14.00	$11.38	$8.66	$14.73	$13.57	$12.16
End of period	$21.19	$22.14	$21.03	$15.44	$13.46	$14.00	$11.38	$8.66	$14.73	$13.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.28	$29.78	$21.51	$18.98	$20.69	$16.90	$12.12	$22.39	$21.27	$19.47
End of period	$32.42	$32.28	$29.78	$21.51	$18.98	$20.69	$16.90	$12.12	$22.39	$21.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.70	$16.25	$17.28	$17.10	$15.97	$15.26	$15.10	$14.54	$14.02	$13.93
End of period	$16.35	$16.70	$16.25	$17.28	$17.10	$15.97	$15.26	$15.10	$14.54	$14.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	903	448	1,121	1,022

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.44	$12.39	$12.85	$10.79	$13.45	$11.32	$6.76	$13.88	N/A	N/A
End of period	$9.07	$11.44	$12.39	$12.85	$10.79	$13.45	$11.32	$6.76	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,227	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.39	$12.03	$12.69	$12.57	$12.03	$11.65	$11.30	$11.18	$10.78	$10.67
End of period	$12.06	$12.39	$12.03	$12.69	$12.57	$12.03	$11.65	$11.30	$11.18	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	463	788	951	967

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.58	$6.40	$5.42	$4.62	$4.90	$4.10	$3.35	$5.69	N/A	N/A
End of period	$6.59	$6.58	$6.40	$5.42	$4.62	$4.90	$4.10	$3.35	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.72	$17.33	$12.60	$10.47	$10.08	$8.42	$6.49	$9.69	$10.78	$9.75
End of period	$19.32	$18.72	$17.33	$12.60	$10.47	$10.08	$8.42	$6.49	$9.69	$10.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.70	$11.86	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.51	$8.32
End of period	$12.30	$12.70	$11.86	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	444	314	2,018	2,218

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.14	$9.20	$7.08	$5.75	$6.78	$6.13	$5.30	$11.01	$13.67	$11.81
End of period	$9.77	$10.14	$9.20	$7.08	$5.75	$6.78	$6.13	$5.30	$11.01	$13.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.17	$14.97	$13.55	$11.31	$12.64	$11.31	$8.85	$17.64	$16.28	$11.92
End of period	$14.47	$16.17	$14.97	$13.55	$11.31	$12.64	$11.31	$8.85	$17.64	$16.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	834	453	714	875

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.64	$17.74	$12.92	$11.18	$10.34	$10.21	$8.66	$11.57	$11.03	$10.65
End of period	$22.49	$21.64	$17.74	$12.92	$11.18	$10.34	$10.21	$8.66	$11.57	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.90	$16.27	$13.75	$11.95	$13.97	$13.42	$10.65	$19.13	$17.78	$14.52
End of period	$14.37	$14.90	$16.27	$13.75	$11.95	$13.97	$13.42	$10.65	$19.13	$17.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	567	506	566	674

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.60	$11.74
End of period	$15.06	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,454	4,145	3,732	4,814

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.39	$16.79	$12.21	$10.46	$10.52	$9.21	$7.05	$12.36	$10.65	N/A
End of period	$19.17	$19.39	$16.79	$12.21	$10.46	$10.52	$9.21	$7.05	$12.36	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,129	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.55	$34.96	$28.61	$28.13	$27.94	$24.06	$20.55	$33.93	$25.73	$21.85
End of period	$22.86	$30.55	$34.96	$28.61	$28.13	$27.94	$24.06	$20.55	$33.93	$25.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.32	$13.96	$10.19	$9.38	$9.17	$8.07	$6.96	$10.62	$10.13	N/A
End of period	$12.80	$14.32	$13.96	$10.19	$9.38	$9.17	$8.07	$6.96	$10.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.99	$21.59	$16.65	$14.57	$15.27	$12.45	$9.25	$15.21	$14.52	$13.58
End of period	$21.81	$22.99	$21.59	$16.65	$14.57	$15.27	$12.45	$9.25	$15.21	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	605	619	1,275	1,329

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.55	$14.11	$10.99	$9.77	$9.88	$8.86	$7.21	$11.86	$11.60	$10.34
End of period	$15.29	$15.55	$14.11	$10.99	$9.77	$9.88	$8.86	$7.21	$11.86	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	792	804	865	976

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.89	$14.76	$11.06	$9.96	$11.07	$9.41	$5.97	N/A	N/A	N/A
End of period	$13.78	$14.89	$14.76	$11.06	$9.96	$11.07	$9.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	832	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.92	$19.52	$14.46	$12.80	$13.73	$11.15	$8.98	$14.15	$14.83	$12.95
End of period	$18.53	$19.92	$19.52	$14.46	$12.80	$13.73	$11.15	$8.98	$14.15	$14.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	646	671	672	736

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.40	$8.00	$6.50	$6.00	$6.17	$5.65	$3.54	$6.41	$5.74	$5.38
End of period	$9.57	$9.40	$8.00	$6.50	$6.00	$6.17	$5.65	$3.54	$6.41	$5.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,250	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.14	$16.25	$13.20	$11.23	$12.56	$11.16	$8.21	$14.25	$13.75	$12.05
End of period	$16.33	$16.14	$16.25	$13.20	$11.23	$12.56	$11.16	$8.21	$14.25	$13.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.51	$16.29	$17.06	$16.19	$15.84	$15.11	$13.42	$13.71	$13.00	$12.88
End of period	$16.16	$16.51	$16.29	$17.06	$16.19	$15.84	$15.11	$13.42	$13.71	$13.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.17	$16.56	$15.70	$13.80	$13.52	$11.99	$8.41	$12.46	$12.92	$11.99
End of period	$14.68	$16.17	$16.56	$15.70	$13.80	$13.52	$11.99	$8.41	$12.46	$12.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.87	$21.77	$15.92	$14.12	$15.29	$13.35	$9.47	$18.41	$20.01	$18.16
End of period	$21.24	$23.87	$21.77	$15.92	$14.12	$15.29	$13.35	$9.47	$18.41	$20.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.51	$16.60	$11.85	$10.46	$10.14	$9.14	$6.61	N/A	N/A	N/A
End of period	$17.13	$18.51	$16.60	$11.85	$10.46	$10.14	$9.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,959	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.19	$16.54	$13.49	$11.95	$12.87	$11.28	$8.83	$14.88	$13.99	$12.41
End of period	$16.72	$17.19	$16.54	$13.49	$11.95	$12.87	$11.28	$8.83	$14.88	$13.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.20	$12.14	$11.91	$11.24	$11.18	$10.55	$9.53	$11.33	$10.94	$10.40
End of period	$11.71	$12.20	$12.14	$11.91	$11.24	$11.18	$10.55	$9.53	$11.33	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.18	$16.68	$13.96	$12.42	$13.15	$11.61	$9.30	$14.76	$13.93	$12.52
End of period	$16.71	$17.18	$16.68	$13.96	$12.42	$13.15	$11.61	$9.30	$14.76	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.54	$13.36	$12.41	$11.48	$11.68	$10.76	$9.30	$12.12	$11.54	$10.72
End of period	$13.05	$13.54	$13.36	$12.41	$11.48	$11.68	$10.76	$9.30	$12.12	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.16	$15.86	$14.05	$12.67	$13.16	$11.93	$9.91	$14.02	$13.24	$12.11
End of period	$15.64	$16.16	$15.86	$14.05	$12.67	$13.16	$11.93	$9.91	$14.02	$13.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.31	$38.04	$28.14	$24.29	$25.21	$22.15	$15.83	$28.42	$26.48	$23.89
End of period	$43.51	$40.31	$38.04	$28.14	$24.29	$25.21	$22.15	$15.83	$28.42	$26.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.77	$57.98	$43.57	$39.35	$40.96	$32.86	$22.95	$39.67	$34.72	$33.35
End of period	$66.19	$63.77	$57.98	$43.57	$39.35	$40.96	$32.86	$22.95	$39.67	$34.72
Accumulation units outstanding at the end of period	—	—	—	—	—	288	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.43	$9.63	$9.87	$9.88	$10.00	$9.96	$9.50	$10.36	$10.14	N/A
End of period	$9.22	$9.43	$9.63	$9.87	$9.88	$10.00	$9.96	$9.50	$10.36	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	88	92	98	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.42	$19.41	$14.52	$12.48	$13.07	$11.57	$8.66	$14.92	$15.17	$12.97
End of period	$20.50	$21.42	$19.41	$14.52	$12.48	$13.07	$11.57	$8.66	$14.92	$15.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.24	$30.10	$25.88	$24.11	$23.95	$22.17	$19.00	$24.58	$23.46	$21.17
End of period	$31.14	$32.24	$30.10	$25.88	$24.11	$23.95	$22.17	$19.00	$24.58	$23.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	423	464	507	1,349

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.78	$10.03	$10.29	$10.55	$10.82	$11.10	$11.37	$11.41	$11.18	$10.97
End of period	$9.53	$9.78	$10.03	$10.29	$10.55	$10.82	$11.10	$11.37	$11.41	$11.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,838	6,657	1,982	7,975

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.37	$25.22	$19.74	$17.41	$18.23	$16.45	$13.61	$20.94	$19.92	$16.90
End of period	$25.85	$27.37	$25.22	$19.74	$17.41	$18.23	$16.45	$13.61	$20.94	$19.92
Accumulation units outstanding at the end of period	—	—	—	—	—	635	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.33	$16.48	$15.44	$14.27	$15.48	N/A	N/A	N/A	N/A	N/A
End of period	$15.63	$16.33	$16.48	$15.44	$14.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,588	3,747	3,903	4,057	4,208	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07	$13.68	$22.74	$20.82	$17.78
End of period	$29.91	$32.19	$32.12	$25.25	$22.76	$23.90	$18.07	$13.68	$22.74	$20.82
Accumulation units outstanding at the end of period	225	239	254	271	290	310	332	—	—	83

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85
End of period	$14.67	$16.62	$17.02	$12.99	$11.33	$11.95	$9.67	$7.42	$11.39	$12.45
Accumulation units outstanding at the end of period	494	528	563	803	863	825	675	266	282	652

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.27	$12.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.00	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	245	265	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.52	$14.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.29	$15.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	127	137	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.33	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102	110	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.40	$11.49	$10.31	$9.65	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$11.40	$11.49	$10.31	$9.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	607	—	—	849	919	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.55	$10.22	$9.58	$9.75	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$6.35	$8.55	$10.22	$9.58	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	827	895	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71	$14.99	$26.02	$24.32	$23.85
End of period	$34.14	$32.96	$31.06	$22.92	$21.26	$21.64	$19.71	$14.99	$26.02	$24.32
Accumulation units outstanding at the end of period	201	214	228	243	260	278	297	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.21	$10.38
End of period	$11.34	$11.81	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.21
Accumulation units outstanding at the end of period	284	307	331	903	978	1,054	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.09	$28.15	$23.43	$20.54	$22.07	$20.25	$15.03	$26.81	$22.80	$20.64
End of period	$28.11	$28.09	$28.15	$23.43	$20.54	$22.07	$20.25	$15.03	$26.81	$22.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78	$8.50	$15.70	$14.39	$11.18
End of period	$10.65	$11.33	$12.99	$10.97	$9.60	$11.31	$10.78	$8.50	$15.70	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	84	125

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12	$10.06	$16.92	$17.26	$15.76
End of period	$20.64	$21.62	$20.20	$15.33	$13.83	$14.31	$13.12	$10.06	$16.92	$17.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.29	$6.71	$7.05	$5.86	$8.33	$7.31	N/A	N/A	N/A	N/A
End of period	$6.75	$7.29	$6.71	$7.05	$5.86	$8.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51	$7.34	$10.72	$10.79	N/A
End of period	$11.52	$12.76	$12.69	$11.41	$10.43	$10.44	$9.51	$7.34	$10.72	N/A
Accumulation units outstanding at the end of period	405	431	458	488	522	558	597	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.15	$10.66	$8.53	$7.70	$7.95	$7.31	N/A	N/A	N/A	N/A
End of period	$10.36	$11.15	$10.66	$8.53	$7.70	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	525	559	594	633	677	724	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.75	$17.02	$16.68
End of period	$20.22	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.75	$17.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	258	1,510	1,716	1,746

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20	$7.89	$12.66	$12.63	$11.20
End of period	$16.42	$18.50	$16.77	$12.96	$11.27	$12.37	$10.20	$7.89	$12.66	$12.63
Accumulation units outstanding at the end of period	371	201	216	591	639	546	1,344	1,762	1,875	2,111

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.24	$11.02	$8.43	$7.23	$8.30	$7.83	$6.43	$10.59	N/A	N/A
End of period	$11.73	$12.24	$11.02	$8.43	$7.23	$8.30	$7.83	$6.43	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	782	832	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26	$7.94	$12.67	$15.29	$11.50
End of period	$14.52	$15.04	$13.41	$13.39	$10.71	$11.72	$10.26	$7.94	$12.67	$15.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	125	125	353

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80	$9.59	$16.65	$15.56	$13.02
End of period	$15.54	$16.27	$16.65	$14.36	$12.72	$14.02	$12.80	$9.59	$16.65	$15.56
Accumulation units outstanding at the end of period	386	124	—	—	—	—	86	721	764	847

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.15	$15.30	$11.24	$10.25	$11.27	$9.85	$8.13	$13.37	$11.85	$11.27
End of period	$16.54	$16.15	$15.30	$11.24	$10.25	$11.27	$9.85	$8.13	$13.37	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	243	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.87	$21.47	$16.83	$16.02	$17.42	$14.52	$10.67	$17.93	$18.88	$16.91
End of period	$20.27	$22.87	$21.47	$16.83	$16.02	$17.42	$14.52	$10.67	$17.93	$18.88
Accumulation units outstanding at the end of period	91	64	—	—	—	—	—	—	—	182

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37	$8.65	$14.73	$13.57	$12.16
End of period	$21.18	$22.12	$21.01	$15.43	$13.45	$13.99	$11.37	$8.65	$14.73	$13.57
Accumulation units outstanding at the end of period	132	142	154	419	454	489	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.87	$13.75	$11.41	$9.98	$11.07	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$12.87	$13.75	$11.41	$9.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	194	210	226	617	668	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89	$12.12	$22.37	$21.26	$19.46
End of period	$32.39	$32.25	$29.75	$21.49	$18.97	$20.67	$16.89	$12.12	$22.37	$21.26
Accumulation units outstanding at the end of period	194	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24	$15.08	$14.52	$14.00	$13.91
End of period	$16.33	$16.67	$16.23	$17.25	$17.08	$15.95	$15.24	$15.08	$14.52	$14.00
Accumulation units outstanding at the end of period	—	—	—	—	—	605	—	—	432	290

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.44	$12.39	$12.85	$10.79	$13.45	$11.32	$6.76	$13.88	N/A	N/A
End of period	$9.07	$11.44	$12.39	$12.85	$10.79	$13.45	$11.32	$6.76	N/A	N/A
Accumulation units outstanding at the end of period	154	166	179	489	529	472	68	—	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65	$11.30	$11.18	$10.78	$10.67
End of period	$12.06	$12.38	$12.03	$12.69	$12.56	$12.02	$11.65	$11.30	$11.18	$10.78
Accumulation units outstanding at the end of period	307	327	348	371	397	424	453	629	930	1,094

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08	$3.33	$5.67	$5.57	$4.20
End of period	$6.56	$6.55	$6.37	$5.40	$4.60	$4.88	$4.08	$3.33	$5.67	$5.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,880	2,058	2,201	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.50	$8.31
End of period	$12.29	$12.69	$11.85	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	647	1,117	1,037	5,448

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12	$5.29	$11.00	$13.66	$11.80
End of period	$9.76	$10.13	$9.19	$7.07	$5.75	$6.77	$6.12	$5.29	$11.00	$13.66
Accumulation units outstanding at the end of period	84	90	97	266	288	310	172	190	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30	$8.85	$17.63	$16.28	$11.92
End of period	$14.45	$16.16	$14.95	$13.54	$11.30	$12.64	$11.30	$8.85	$17.63	$16.28
Accumulation units outstanding at the end of period	331	353	375	400	427	457	2,371	2,121	2,587	5,098

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19	$8.64	$11.54	$11.01	$10.63
End of period	$22.44	$21.60	$17.71	$12.89	$11.16	$10.32	$10.19	$8.64	$11.54	$11.01
Accumulation units outstanding at the end of period	55	60	64	175	190	205	898	813	868	309

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.15	$11.84	$9.81	$8.83	$9.25	$8.20	$6.72	$9.83	N/A	N/A
End of period	$11.67	$12.15	$11.84	$9.81	$8.83	$9.25	$8.20	$6.72	N/A	N/A
Accumulation units outstanding at the end of period	635	—	1,404	1,530	1,671	1,813	1,971	2,190	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41	$10.64	$19.13	$17.78	$14.52
End of period	$14.36	$14.89	$16.27	$13.74	$11.95	$13.97	$13.41	$10.64	$19.13	$17.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	839	1,519	1,607	1,707

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59	$11.74
End of period	$15.05	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59
Accumulation units outstanding at the end of period	4,432	4,280	6,102	11,256	12,221	13,589	17,766	27,989	30,992	81,892

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21	$7.04	$12.36	$10.65	$10.43
End of period	$19.16	$19.38	$16.78	$12.20	$10.46	$10.52	$9.21	$7.04	$12.36	$10.65
Accumulation units outstanding at the end of period	335	109	—	—	—	—	—	—	—	119

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05	$20.54	$33.91	$25.72	$21.84
End of period	$22.84	$30.53	$34.94	$28.59	$28.11	$27.92	$24.05	$20.54	$33.91	$25.72
Accumulation units outstanding at the end of period	70	75	81	222	240	218	636	331	354	456

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45	$9.25	$15.20	$14.51	$13.57
End of period	$21.80	$22.98	$21.58	$16.64	$14.56	$15.27	$12.45	$9.25	$15.20	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	297	825	857	857

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85	$7.21	$11.86	$11.60	$10.34
End of period	$15.28	$15.54	$14.10	$10.99	$9.77	$9.88	$8.85	$7.21	$11.86	$11.60
Accumulation units outstanding at the end of period	274	296	319	871	943	897	1,836	3,681	3,874	3,876

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.88	$14.75	$11.05	$9.96	$11.07	$9.41	$5.97	$8.78	N/A	N/A
End of period	$13.77	$14.88	$14.75	$11.05	$9.96	$11.07	$9.41	$5.97	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14	$8.97	$14.15	$14.83	$12.95
End of period	$18.52	$19.90	$19.51	$14.46	$12.80	$13.72	$11.14	$8.97	$14.15	$14.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	304	849	986	998

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63	$3.53	$6.39	$5.73	$5.37
End of period	$9.55	$9.38	$7.98	$6.49	$5.98	$6.16	$5.63	$3.53	$6.39	$5.73
Accumulation units outstanding at the end of period	296	320	345	941	1,019	909	2,383	2,715	2,908	1,431

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16	$8.21	$14.24	$13.74	$12.05
End of period	$16.32	$16.13	$16.24	$13.19	$11.23	$12.55	$11.16	$8.21	$14.24	$13.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	94	789	835	926

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.52	$12.43	$14.03	$13.28	$12.19	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	$12.52	$12.43	$14.03	$13.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10	$13.42	$13.71	$12.99	$12.88
End of period	$16.15	$16.50	$16.28	$17.05	$16.18	$15.84	$15.10	$13.42	$13.71	$12.99
Accumulation units outstanding at the end of period	241	256	272	290	311	332	355	1,063	1,738	1,741

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.25	$10.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.87	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	739	506	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99	$8.40	$12.45	$12.92	$11.99
End of period	$14.66	$16.15	$16.55	$15.69	$13.79	$13.51	$11.99	$8.40	$12.45	$12.92
Accumulation units outstanding at the end of period	788	—	—	—	—	—	1,230	1,724	1,897	2,112

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.39	$14.30	$10.40	$9.16	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$13.80	$15.39	$14.30	$10.40	$9.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94	102	110	300	324	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34	$9.47	$18.40	$20.00	$18.15
End of period	$21.22	$23.85	$21.74	$15.91	$14.11	$15.28	$13.34	$9.47	$18.40	$20.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	349	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.27	$17.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.01	$19.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	562	165	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.64	$15.02	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.33	$16.64	$15.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	302	—	354	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.53	$17.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.24	$20.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	537	155	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27	$8.82	$14.88	$13.98	$12.41
End of period	$16.70	$17.18	$16.53	$13.48	$11.94	$12.87	$11.27	$8.82	$14.88	$13.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94	$10.40
End of period	$11.70	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94
Accumulation units outstanding at the end of period	5,024	5,246	—	—	—	—	—	—	—	452

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61	$9.30	$14.76	$13.93	$12.51
End of period	$16.70	$17.16	$16.67	$13.95	$12.41	$13.14	$11.61	$9.30	$14.76	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76	$9.30	$12.12	$11.54	$10.72
End of period	$13.05	$13.54	$13.36	$12.41	$11.47	$11.67	$10.76	$9.30	$12.12	$11.54
Accumulation units outstanding at the end of period	—	—	4,939	5,133	5,325	5,626	6,757	7,190	7,541	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.24	$12.10
End of period	$15.62	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	561	692	—	5,429

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14	$15.83	$28.41	$26.47	$23.88
End of period	$43.48	$40.29	$38.02	$28.13	$24.28	$25.20	$22.14	$15.83	$28.41	$26.47
Accumulation units outstanding at the end of period	288	308	329	554	597	479	270	557	589	595

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83	$22.94	$39.65	$34.70	$33.33
End of period	$66.12	$63.71	$57.92	$43.53	$39.32	$40.93	$32.83	$22.94	$39.65	$34.70
Accumulation units outstanding at the end of period	206	152	137	146	156	167	178	198	210	308

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.42	$9.62	$9.86	$9.88	$9.99	$9.96	$9.49	$10.36	N/A	N/A
End of period	$9.21	$9.42	$9.62	$9.86	$9.88	$9.99	$9.96	$9.49	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57	$8.66	$14.92	$15.18	$12.97
End of period	$20.49	$21.42	$19.40	$14.51	$12.48	$13.07	$11.57	$8.66	$14.92	$15.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,017	1,076	1,088

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16	$19.00	$24.58	$23.46	$21.17
End of period	$31.13	$32.23	$30.09	$25.87	$24.11	$23.94	$22.16	$19.00	$24.58	$23.46
Accumulation units outstanding at the end of period	1,364	1,452	1,543	1,645	1,760	1,880	2,012	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09	$11.36	$11.41	$11.17	$10.96
End of period	$9.52	$9.77	$10.02	$10.28	$10.54	$10.81	$11.09	$11.36	$11.41	$11.17
Accumulation units outstanding at the end of period	5,894	12,855	9,036	3,820	4,187	4,612	5,302	54,015	60,321	1,920

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44	$13.60	$20.94	$19.92	$16.90
End of period	$25.84	$27.36	$25.21	$19.73	$17.40	$18.22	$16.44	$13.60	$20.94	$19.92
Accumulation units outstanding at the end of period	233	249	264	282	301	322	344	774	819	914

Accumulation Unit Values
Contract with Endorsements - 2.555%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.00	$10.99	$9.09	$8.05	$8.37	$7.78	$6.13	N/A	N/A	N/A
End of period	$10.06	$11.00	$10.99	$9.09	$8.05	$8.37	$7.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.43	$12.38	$12.84	$10.78	$13.45	$11.32	$6.76	N/A	N/A	N/A
End of period	$9.06	$11.43	$12.38	$12.84	$10.78	$13.45	$11.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.91	$14.66	$11.42	$9.93	$10.40	$9.11	$7.53	$13.44	N/A	N/A
End of period	$15.04	$15.91	$14.66	$11.42	$9.93	$10.40	$9.11	$7.53	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	586	725	861	1,322	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.76	$10.01	$10.27	$10.53	$10.80	$11.08	$11.35	N/A	N/A	N/A
End of period	$9.51	$9.76	$10.01	$10.27	$10.53	$10.80	$11.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.86	$11.55	$10.12	$9.17	$9.35	$8.63	$7.47	$10.44	N/A	N/A
End of period	$11.35	$11.86	$11.55	$10.12	$9.17	$9.35	$8.63	$7.47	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	739	713	672	731	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.92	$31.87	$25.07	$22.60	$23.74	$17.96	$13.61	$22.63	$20.72	$17.71
End of period	$29.65	$31.92	$31.87	$25.07	$22.60	$23.74	$17.96	$13.61	$22.63	$20.72
Accumulation units outstanding at the end of period	—	—	—	980	1,121	1,335	1,573	1,604	546	589

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.55	$16.96	$12.95	$11.30	$11.92	$9.65	$7.41	$11.37	$12.44	$10.84
End of period	$14.60	$16.55	$16.96	$12.95	$11.30	$11.92	$9.65	$7.41	$11.37	$12.44
Accumulation units outstanding at the end of period	—	—	—	—	—	254	255	256	351	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.70	$14.01	$10.86	$9.83	$10.21	N/A	N/A	N/A	N/A	N/A
End of period	$14.79	$15.70	$14.01	$10.86	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	772	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.51	$10.19	$9.55	$9.73	$10.77	$9.42	$6.44	$13.56	N/A	N/A
End of period	$6.33	$8.51	$10.19	$9.55	$9.73	$10.77	$9.42	$6.44	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,785	7,613	7,377	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.67	$30.79	$22.74	$21.10	$21.49	$19.57	$14.90	N/A	N/A	N/A
End of period	$33.82	$32.67	$30.79	$22.74	$21.10	$21.49	$19.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	666	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.73	$11.97	$10.63	$9.65	$10.40	$9.79	$8.21	$11.74	N/A	N/A
End of period	$11.25	$11.73	$11.97	$10.63	$9.65	$10.40	$9.79	$8.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,427	1,490	623	650	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.84	$27.92	$23.25	$20.39	$21.91	$20.12	N/A	N/A	N/A	N/A
End of period	$27.85	$27.84	$27.92	$23.25	$20.39	$21.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	77	59	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.24	$12.90	$10.90	$9.55	$11.24	$10.72	$8.46	$15.63	$14.33	$11.14
End of period	$10.56	$11.24	$12.90	$10.90	$9.55	$11.24	$10.72	$8.46	$15.63	$14.33
Accumulation units outstanding at the end of period	—	—	—	1,195	1,331	3,965	4,107	4,543	14,481	10,915

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.42	$20.02	$15.20	$13.72	$14.20	$13.03	$9.99	$16.82	$17.17	$15.68
End of period	$20.44	$21.42	$20.02	$15.20	$13.72	$14.20	$13.03	$9.99	$16.82	$17.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,733	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.27	$6.69	$7.04	$5.85	$8.32	$7.31	$4.11	N/A	N/A	N/A
End of period	$6.72	$7.27	$6.69	$7.04	$5.85	$8.32	$7.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,885	7,106	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.96	$10.96	$9.07	$8.03	$8.35	$7.77	$6.13	$9.84	N/A	N/A
End of period	$10.02	$10.96	$10.96	$9.07	$8.03	$8.35	$7.77	$6.13	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	10,189	20,242	19,056	29,407	26,796	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.93	$10.44	$8.22	$6.91	$7.55	$7.24	$5.68	$9.82	N/A	N/A
End of period	$9.06	$9.93	$10.44	$8.22	$6.91	$7.55	$7.24	$5.68	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	743	1,072	1,501	1,574	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	$10.79	N/A
End of period	$11.47	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	N/A
Accumulation units outstanding at the end of period	—	—	—	2,445	4,653	7,975	8,375	8,524	8,783	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.10	$10.31	$7.99	$6.45	$7.73	$6.58	N/A	N/A	N/A	N/A
End of period	$9.21	$9.10	$10.31	$7.99	$6.45	$7.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	4,159	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.11	$10.63	$8.50	$7.68	$7.93	$7.30	$5.91	$9.77	N/A	N/A
End of period	$10.32	$11.11	$10.63	$8.50	$7.68	$7.93	$7.30	$5.91	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	720	1,019	1,015	1,091	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.48	$19.95	$20.69	$19.70	$19.03	$18.15	$16.31	$17.66	$16.94	$16.60
End of period	$20.04	$20.48	$19.95	$20.69	$19.70	$19.03	$18.15	$16.31	$17.66	$16.94
Accumulation units outstanding at the end of period	—	—	—	587	543	1,828	1,190	2,170	799	758

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.78	$12.72	$14.16	$12.11	$13.03	$11.52	N/A	N/A	N/A	N/A
End of period	$10.06	$11.78	$12.72	$14.16	$12.11	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	126	150	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.42	$16.71	$12.92	$11.23	$12.34	$10.18	$7.87	$12.64	$12.63	$11.20
End of period	$16.34	$18.42	$16.71	$12.92	$11.23	$12.34	$10.18	$7.87	$12.64	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	663	1,395	1,385	1,390	1,260	643

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.20	$10.99	$8.40	$7.21	$8.28	$7.82	$6.43	$10.59	N/A	N/A
End of period	$11.68	$12.20	$10.99	$8.40	$7.21	$8.28	$7.82	$6.43	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	713	1,014	147	147	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.98	$13.36	$13.34	$10.67	$11.69	$10.24	$7.93	$12.65	$15.28	$11.50
End of period	$14.45	$14.98	$13.36	$13.34	$10.67	$11.69	$10.24	$7.93	$12.65	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	554	1,493	1,542	1,568	6,731	224

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.13	$16.51	$14.24	$12.63	$13.92	$12.72	$9.53	$16.56	$15.48	N/A
End of period	$15.39	$16.13	$16.51	$14.24	$12.63	$13.92	$12.72	$9.53	$16.56	N/A
Accumulation units outstanding at the end of period	—	—	—	—	929	1,125	2,126	2,218	1,474	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.06	$15.21	$11.19	$10.21	$11.22	$9.81	$8.10	$13.34	$11.83	$11.25
End of period	$16.43	$16.06	$15.21	$11.19	$10.21	$11.22	$9.81	$8.10	$13.34	$11.83
Accumulation units outstanding at the end of period	—	—	—	—	—	274	952	5,848	1,083	584

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.69	$21.32	$16.71	$15.92	$17.32	$14.44	$10.61	$17.85	$18.81	$16.85
End of period	$20.10	$22.69	$21.32	$16.71	$15.92	$17.32	$14.44	$10.61	$17.85	$18.81
Accumulation units outstanding at the end of period	—	—	—	—	236	608	748	772	741	111

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.99	$20.90	$15.35	$13.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.04	$21.99	$20.90	$15.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	737	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.84	$13.73	$11.39	$9.97	$11.06	N/A	N/A	N/A	N/A	N/A
End of period	$11.36	$12.84	$13.73	$11.39	$9.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,556	3,221	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.97	$29.50	$21.32	$18.82	$20.53	$16.77	$12.04	$22.24	N/A	N/A
End of period	$32.09	$31.97	$29.50	$21.32	$18.82	$20.53	$16.77	$12.04	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,179	1,359	139	139	2,329	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.53	$16.10	$17.12	$16.96	$15.85	$15.15	$14.99	$14.44	$13.94	$13.85
End of period	$16.18	$16.53	$16.10	$17.12	$16.96	$15.85	$15.15	$14.99	$14.44	$13.94
Accumulation units outstanding at the end of period	—	—	—	6,854	11,244	15,342	9,722	2,611	581	236

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.39	$12.34	$12.81	$10.76	$13.42	$11.30	$6.75	$13.87	N/A	N/A
End of period	$9.03	$11.39	$12.34	$12.81	$10.76	$13.42	$11.30	$6.75	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	514	4,549	9,876	8,009	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.31	$11.96	$12.62	$12.50	$11.97	$11.61	$11.26	$11.15	$10.75	$10.65
End of period	$11.98	$12.31	$11.96	$12.62	$12.50	$11.97	$11.61	$11.26	$11.15	$10.75
Accumulation units outstanding at the end of period	—	—	—	703	1,694	2,303	3,227	3,486	980	381

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.53	$6.35	$5.39	$4.59	$4.87	$4.08	$3.33	$5.67	N/A	N/A
End of period	$6.54	$6.53	$6.35	$5.39	$4.59	$4.87	$4.08	$3.33	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.57	$17.20	$12.51	$10.40	$10.02	$8.38	$6.46	$9.64	$10.74	$9.72
End of period	$19.16	$18.57	$17.20	$12.51	$10.40	$10.02	$8.38	$6.46	$9.64	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	—	918	1,328	1,392	385	322

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.60	$11.77	$9.26	$8.54	$7.43	$6.12	$5.42	$10.30	$10.47	$8.29
End of period	$12.20	$12.60	$11.77	$9.26	$8.54	$7.43	$6.12	$5.42	$10.30	$10.47
Accumulation units outstanding at the end of period	—	—	—	3,170	6,809	6,398	6,952	10,642	16,956	11,620

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.06	$9.13	$7.03	$5.72	$6.74	$6.09	$5.27	$10.96	$13.61	N/A
End of period	$9.69	$10.06	$9.13	$7.03	$5.72	$6.74	$6.09	$5.27	$10.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,394	1,963	1,540	1,145	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.04	$14.85	$13.45	$11.23	$12.57	$11.25	$8.81	$17.56	$16.22	$11.88
End of period	$14.34	$16.04	$14.85	$13.45	$11.23	$12.57	$11.25	$8.81	$17.56	$16.22
Accumulation units outstanding at the end of period	—	—	—	—	759	1,463	5,622	5,774	11,978	5,782

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.47	$17.61	$12.83	$11.11	$10.28	$10.16	$8.62	$11.51	$10.99	$10.61
End of period	$22.30	$21.47	$17.61	$12.83	$11.11	$10.28	$10.16	$8.62	$11.51	$10.99
Accumulation units outstanding at the end of period	—	—	—	971	1,407	1,003	1,017	1,034	842	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.80	$16.18	$13.67	$11.89	$13.91	$13.36	$10.61	$19.08	$17.74	$14.49
End of period	$14.27	$14.80	$16.18	$13.67	$11.89	$13.91	$13.36	$10.61	$19.08	$17.74
Accumulation units outstanding at the end of period	—	—	—	—	262	540	1,046	1,089	2,797	710

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.84	$14.61	$11.38	$9.90	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
End of period	$14.97	$15.84	$14.61	$11.38	$9.90	$10.37	$9.09	$7.51	$13.42	$13.58
Accumulation units outstanding at the end of period	—	—	—	6,598	26,101	44,053	46,473	46,533	48,665	20,389

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.29	$16.71	$12.16	$10.43	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42
End of period	$19.06	$19.29	$16.71	$12.16	$10.43	$10.49	$9.19	$7.03	$12.34	$10.63
Accumulation units outstanding at the end of period	—	—	—	959	5,014	3,992	4,012	3,989	5,905	1,936

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.32	$34.71	$28.42	$27.95	$27.78	$23.93	$20.45	$33.78	$25.63	$21.78
End of period	$22.67	$30.32	$34.71	$28.42	$27.95	$27.78	$23.93	$20.45	$33.78	$25.63
Accumulation units outstanding at the end of period	—	—	—	975	1,418	1,233	7,036	7,391	7,072	4,272

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.26	$13.91	$10.16	$9.35	$9.15	$8.05	$6.95	$10.61	N/A	N/A
End of period	$12.74	$14.26	$13.91	$10.16	$9.35	$9.15	$8.05	$6.95	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,560	2,560	2,560	2,560	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.84	$21.46	$16.56	$14.50	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55
End of period	$21.66	$22.84	$21.46	$16.56	$14.50	$15.20	$12.40	$9.22	$15.16	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	219	255	203	188

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.45	$14.02	$10.93	$9.72	$9.84	$8.82	$7.19	$11.83	$11.57	$10.32
End of period	$15.18	$15.45	$14.02	$10.93	$9.72	$9.84	$8.82	$7.19	$11.83	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.83	$14.71	$11.03	$9.94	$11.05	$9.39	N/A	N/A	N/A	N/A
End of period	$13.72	$14.83	$14.71	$11.03	$9.94	$11.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	4,175	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.79	$19.40	$14.39	$12.74	$13.67	$11.10	$8.95	$14.11	$14.80	$12.92
End of period	$18.40	$19.79	$19.40	$14.39	$12.74	$13.67	$11.10	$8.95	$14.11	$14.80
Accumulation units outstanding at the end of period	—	—	—	—	—	267	529	266	217	184

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.33	$7.94	$6.46	$5.96	$6.13	$5.61	$3.52	$6.38	N/A	N/A
End of period	$9.49	$9.33	$7.94	$6.46	$5.96	$6.13	$5.61	$3.52	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	9,090	12,396	4,370	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.03	$16.14	$13.12	$11.17	$12.49	$11.11	$8.18	$14.20	$13.71	$12.03
End of period	$16.21	$16.03	$16.14	$13.12	$11.17	$12.49	$11.11	$8.18	$14.20	$13.71
Accumulation units outstanding at the end of period	—	—	—	1,076	2,198	1,287	1,314	1,431	1,477	151

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.47	$12.39	$14.00	$13.25	$12.17	$11.59	$10.15	$10.82	N/A	N/A
End of period	$11.78	$12.47	$12.39	$14.00	$13.25	$12.17	$11.59	$10.15	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	4,141	8,721	5,015	6,546	11,596	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.37	$16.16	$16.93	$16.08	$15.74	$15.02	$13.35	$13.64	$12.94	$12.83
End of period	$16.01	$16.37	$16.16	$16.93	$16.08	$15.74	$15.02	$13.35	$13.64	$12.94
Accumulation units outstanding at the end of period	—	—	—	2,821	11,440	11,610	11,969	14,613	11,238	1,131

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.23	$10.48	$10.31	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	$10.23	$10.48	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	263	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.02	$16.42	$15.58	$13.69	$13.43	$11.92	$8.36	$12.39	$12.86	$11.94
End of period	$14.54	$16.02	$16.42	$15.58	$13.69	$13.43	$11.92	$8.36	$12.39	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	395	575	607	748	581

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.35	$14.26	$10.37	$9.15	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$13.75	$15.35	$14.26	$10.37	$9.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	194	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.51	$14.07	$10.51	$9.02	$10.06	$8.08	$6.19	N/A	N/A	N/A
End of period	$13.65	$14.51	$14.07	$10.51	$9.02	$10.06	$8.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	194	451	3,493	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.65	$13.92	$10.09	$7.95	$9.94	N/A	N/A	N/A	N/A	N/A
End of period	$13.25	$13.65	$13.92	$10.09	$7.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	215	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.44	$16.55	$11.82	$10.44	$10.12	$9.13	$6.60	$9.91	N/A	N/A
End of period	$17.06	$18.44	$16.55	$11.82	$10.44	$10.12	$9.13	$6.60	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,637	1,878	4,239	5,097	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.21	$17.91	$12.86	$11.32	$10.51	$9.58	N/A	N/A	N/A	N/A
End of period	$18.94	$19.21	$17.91	$12.86	$11.32	$10.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,450	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.59	$14.97	$11.75	$10.69	$9.76	$8.47	$7.04	N/A	N/A	N/A
End of period	$16.28	$16.59	$14.97	$11.75	$10.69	$9.76	$8.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,503	2,244	1,109	992	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.47	$17.80	$12.18	$10.96	$10.56	$9.47	$6.19	$9.91	N/A	N/A
End of period	$17.18	$20.47	$17.80	$12.18	$10.96	$10.56	$9.47	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,444	2,729	3,066	355	481	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.05	$16.42	$13.39	$11.87	$12.79	$11.21	$8.78	$14.81	$13.93	$12.37
End of period	$16.57	$17.05	$16.42	$13.39	$11.87	$12.79	$11.21	$8.78	$14.81	$13.93
Accumulation units outstanding at the end of period	—	—	—	—	66	50	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.14	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.93	$10.40
End of period	$11.65	$12.14	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	1,980	2,410	3,567	99,491	100,519	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.55	$13.86	$12.33	$13.06	$11.55	$9.25	$14.69	$13.87	$12.47
End of period	$16.56	$17.03	$16.55	$13.86	$12.33	$13.06	$11.55	$9.25	$14.69	$13.87
Accumulation units outstanding at the end of period	—	—	—	—	95	2,984	2,989	3,034	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.47	$13.30	$12.36	$11.44	$11.64	$10.73	$9.29	$12.10	$11.53	$10.72
End of period	$12.98	$13.47	$13.30	$12.36	$11.44	$11.64	$10.73	$9.29	$12.10	$11.53
Accumulation units outstanding at the end of period	—	—	—	—	1,578	1,608	7,031	5,430	5,449	3,283

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.03	$15.74	$13.94	$12.58	$13.08	$11.86	$9.86	$13.95	$13.18	$12.06
End of period	$15.50	$16.03	$15.74	$13.94	$12.58	$13.08	$11.86	$9.86	$13.95	$13.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.92	$37.69	$27.89	$24.09	$25.02	$21.99	$15.73	$28.24	$26.32	$23.76
End of period	$43.06	$39.92	$37.69	$27.89	$24.09	$25.02	$21.99	$15.73	$28.24	$26.32
Accumulation units outstanding at the end of period	—	—	—	583	693	2,437	2,534	2,453	167	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.16	$57.45	$43.19	$39.03	$40.64	$32.62	$22.80	$39.43	$34.52	$33.17
End of period	$65.52	$63.16	$57.45	$43.19	$39.03	$40.64	$32.62	$22.80	$39.43	$34.52
Accumulation units outstanding at the end of period	—	—	—	322	525	1,482	3,277	2,441	3,220	1,641

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.39	$9.59	$9.84	$9.85	$9.97	$9.94	$9.48	$10.35	$10.13	N/A
End of period	$9.18	$9.39	$9.59	$9.84	$9.85	$9.97	$9.94	$9.48	$10.35	N/A
Accumulation units outstanding at the end of period	—	—	—	2,653	4,311	3,867	3,155	3,081	307	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.27	$19.27	$14.42	$12.41	$13.00	$11.51	$8.62	$14.86	$15.12	$12.93
End of period	$20.34	$21.27	$19.27	$14.42	$12.41	$13.00	$11.51	$8.62	$14.86	$15.12
Accumulation units outstanding at the end of period	—	—	—	899	1,069	1,278	1,448	3,594	956	138

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.92	$29.82	$25.65	$23.91	$23.76	$22.00	$18.87	$24.42	$23.32	$21.06
End of period	$30.82	$31.92	$29.82	$25.65	$23.91	$23.76	$22.00	$18.87	$24.42	$23.32
Accumulation units outstanding at the end of period	—	—	—	—	2,591	2,694	3,593	322	312	299

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.68	$9.93	$10.20	$10.46	$10.74	$11.02	$11.29	$11.34	$11.11	$10.91
End of period	$9.43	$9.68	$9.93	$10.20	$10.46	$10.74	$11.02	$11.29	$11.34	$11.11
Accumulation units outstanding at the end of period	5,606	5,648	5,689	5,122	19,952	9,481	6,866	32,288	15,259	4,881

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.21	$25.09	$19.65	$17.33	$18.16	$16.39	$13.57	$20.89	$19.88	$16.87
End of period	$25.69	$27.21	$25.09	$19.65	$17.33	$18.16	$16.39	$13.57	$20.89	$19.88
Accumulation units outstanding at the end of period	—	—	—	—	4,277	4,396	7,449	3,821	4,480	3,086

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95	$13.60	$22.62	$20.71	$17.70
End of period	$29.62	$31.89	$31.84	$25.05	$22.59	$23.73	$17.95	$13.60	$22.62	$20.71
Accumulation units outstanding at the end of period	327	327	837	837	—	—	—	—	—	492

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64	$7.41	$11.37	$12.44	$10.84
End of period	$14.59	$16.54	$16.95	$12.95	$11.30	$11.92	$9.64	$7.41	$11.37	$12.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.38	$11.47	$10.30	$9.64	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.38	$11.47	$10.30	$9.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.51	$10.19	$9.55	$9.72	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$6.32	$8.51	$10.19	$9.55	$9.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56	$14.89	$25.85	$24.18	$23.72
End of period	$33.78	$32.64	$30.77	$22.72	$21.08	$21.47	$19.56	$14.89	$25.85	$24.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79	$8.20	$11.74	$11.16	$10.34
End of period	$11.25	$11.72	$11.96	$10.63	$9.65	$10.40	$9.79	$8.20	$11.74	$11.16
Accumulation units outstanding at the end of period	—	156	156	157	157	338	224	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.82	$27.89	$23.23	$20.38	$21.90	$20.11	$14.93	$26.64	$22.67	$20.53
End of period	$27.83	$27.82	$27.89	$23.23	$20.38	$21.90	$20.11	$14.93	$26.64	$22.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72	$8.45	$15.63	$14.32	$11.14
End of period	$10.56	$11.23	$12.89	$10.89	$9.54	$11.23	$10.72	$8.45	$15.63	$14.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02	$9.99	$16.81	$17.16	$15.67
End of period	$20.42	$21.40	$20.00	$15.19	$13.71	$14.19	$13.02	$9.99	$16.81	$17.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.26	$6.69	$7.03	$5.85	$8.32	$7.30	N/A	N/A	N/A	N/A
End of period	$6.72	$7.26	$6.69	$7.03	$5.85	$8.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,920	1,478	1,611	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.29	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$11.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	109	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	$10.79	N/A
End of period	$11.47	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14	$16.31	$17.65	$16.93	$16.60
End of period	$20.02	$20.47	$19.93	$20.67	$19.69	$19.02	$18.14	$16.31	$17.65	$16.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	948	2,021	2,118

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17	$7.87	$12.64	$12.62	$11.20
End of period	$16.33	$18.41	$16.70	$12.91	$11.23	$12.33	$10.17	$7.87	$12.64	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24	$7.93	$12.65	$15.28	$11.50
End of period	$14.44	$14.97	$13.36	$13.34	$10.67	$11.68	$10.24	$7.93	$12.65	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71	$9.52	$16.55	$15.47	$12.95
End of period	$15.38	$16.11	$16.50	$14.23	$12.62	$13.91	$12.71	$9.52	$16.55	$15.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.05	$15.20	$11.18	$10.20	$11.22	$9.81	$8.10	$13.33	$11.82	$11.25
End of period	$16.42	$16.05	$15.20	$11.18	$10.20	$11.22	$9.81	$8.10	$13.33	$11.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.67	$21.30	$16.70	$15.91	$17.31	$14.43	$10.61	$17.84	$18.80	$16.84
End of period	$20.09	$22.67	$21.30	$16.70	$15.91	$17.31	$14.43	$10.61	$17.84	$18.80
Accumulation units outstanding at the end of period	1,222	1,222	1,222	1,222	—	—	—	—	—	426

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33	$8.62	$14.68	$13.53	$12.13
End of period	$21.03	$21.98	$20.89	$15.35	$13.39	$13.93	$11.33	$8.62	$14.68	$13.53
Accumulation units outstanding at the end of period	—	153	154	154	154	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76	$12.03	$22.23	$21.14	$19.36
End of period	$32.05	$31.93	$29.48	$21.30	$18.81	$20.51	$16.76	$12.03	$22.23	$21.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14	$14.98	$14.44	$13.93	$13.84
End of period	$16.17	$16.52	$16.08	$17.11	$16.94	$15.83	$15.14	$14.98	$14.44	$13.93
Accumulation units outstanding at the end of period	—	—	—	382	312	312	—	655	2,048	2,124

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.39	$12.34	$12.80	$10.75	$13.42	N/A	N/A	N/A	N/A	N/A
End of period	$9.02	$11.39	$12.34	$12.80	$10.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60	$11.26	$11.15	$10.75	$10.64
End of period	$11.97	$12.30	$11.96	$12.61	$12.50	$11.97	$11.60	$11.26	$11.15	$10.75
Accumulation units outstanding at the end of period	198	202	200	168	158	156	163	230	286	272

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08	$3.33	$5.67	$5.58	$4.20
End of period	$6.53	$6.53	$6.35	$5.38	$4.59	$4.87	$4.08	$3.33	$5.67	$5.58
Accumulation units outstanding at the end of period	1,557	1,557	1,557	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37	$6.45	$9.64	$10.74	$9.72
End of period	$19.15	$18.56	$17.19	$12.50	$10.39	$10.01	$8.37	$6.45	$9.64	$10.74
Accumulation units outstanding at the end of period	123	144	156	178	206	226	250	283	296	307

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11	$5.41	$10.30	$10.46	$8.29
End of period	$12.19	$12.59	$11.77	$9.25	$8.54	$7.42	$6.11	$5.41	$10.30	$10.46
Accumulation units outstanding at the end of period	5,285	5,602	5,840	5,828	8,735	9,585	9,424	9,946	10,436	29,229

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09	$5.27	$10.96	$13.61	$11.77
End of period	$9.68	$10.05	$9.13	$7.02	$5.72	$6.73	$6.09	$5.27	$10.96	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24	$8.81	$17.55	$16.22	$11.88
End of period	$14.34	$16.04	$14.85	$13.45	$11.23	$12.56	$11.24	$8.81	$17.55	$16.22
Accumulation units outstanding at the end of period	4,646	4,885	4,562	4,727	5,654	5,755	5,906	5,936	6,580	20,640

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15	$8.61	$11.51	$10.98	$10.61
End of period	$22.28	$21.45	$17.60	$12.82	$11.10	$10.27	$10.15	$8.61	$11.51	$10.98
Accumulation units outstanding at the end of period	158	153	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2,015	2,014	2,013	2,012	2,011	2,010	2,009	2,008	2,007	2,006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36	$10.60	$19.07	$17.73	$14.49
End of period	$14.26	$14.79	$16.17	$13.66	$11.88	$13.90	$13.36	$10.60	$19.07	$17.73
Accumulation units outstanding at the end of period	155	155	162	171	155	155	152	162	167	181

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
End of period	$14.96	$15.84	$14.60	$11.38	$9.89	$10.37	$9.09	$7.51	$13.42	$13.58
Accumulation units outstanding at the end of period	70,564	71,854	73,095	87,778	96,927	98,527	101,473	112,374	137,515	139,586

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42
End of period	$19.05	$19.28	$16.71	$12.15	$10.42	$10.49	$9.19	$7.03	$12.34	$10.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91	$20.44	$33.76	$25.61	$21.76
End of period	$22.64	$30.28	$34.67	$28.39	$27.93	$27.75	$23.91	$20.44	$33.76	$25.61
Accumulation units outstanding at the end of period	222	222	222	222	—	—	92	—	—	621

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.25	$13.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.73	$14.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,260	4,821	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55
End of period	$21.64	$22.83	$21.45	$16.55	$14.49	$15.20	$12.40	$9.22	$15.16	$14.48
Accumulation units outstanding at the end of period	104	113	121	136	141	152	168	180	203	744

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82	$7.18	$11.82	$11.57	$10.32
End of period	$15.17	$15.44	$14.01	$10.93	$9.72	$9.83	$8.82	$7.18	$11.82	$11.57
Accumulation units outstanding at the end of period	410	851	871	882	902	468	2,019	248	262	275

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10	$8.94	$14.11	$14.79	$12.92
End of period	$18.39	$19.77	$19.39	$14.38	$12.73	$13.66	$11.10	$8.94	$14.11	$14.79
Accumulation units outstanding at the end of period	2,617	2,701	2,824	157	164	175	183	188	213	222

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61	$3.52	$6.38	$5.71	$5.36
End of period	$9.48	$9.32	$7.93	$6.45	$5.95	$6.13	$5.61	$3.52	$6.38	$5.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11	$8.18	$14.19	$13.70	$12.02
End of period	$16.20	$16.02	$16.13	$13.12	$11.17	$12.49	$11.11	$8.18	$14.19	$13.70
Accumulation units outstanding at the end of period	—	144	144	145	145	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.47	$12.39	$13.99	$13.24	$12.17	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$12.47	$12.39	$13.99	$13.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,157	193	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01	$13.34	$13.64	$12.94	$12.83
End of period	$16.00	$16.36	$16.15	$16.92	$16.07	$15.73	$15.01	$13.34	$13.64	$12.94
Accumulation units outstanding at the end of period	209	150	151	151	151	72	—	740	2,167	2,292

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.23	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	298	122	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92	$8.36	$12.39	$12.86	$11.94
End of period	$14.53	$16.02	$16.42	$15.57	$13.69	$13.42	$11.92	$8.36	$12.39	$12.86
Accumulation units outstanding at the end of period	150	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,541	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20	$8.77	$14.80	$13.92	$12.36
End of period	$16.55	$17.03	$16.40	$13.38	$11.86	$12.78	$11.20	$8.77	$14.80	$13.92
Accumulation units outstanding at the end of period	833	833	833	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.92	$10.40
End of period	$11.64	$12.13	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54	$9.25	$14.68	$13.86	$12.47
End of period	$16.55	$17.02	$16.54	$13.85	$12.32	$13.05	$11.54	$9.25	$14.68	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73	$9.28	$12.10	$11.53	$10.72
End of period	$12.97	$13.47	$13.29	$12.36	$11.43	$11.64	$10.73	$9.28	$12.10	$11.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85	$9.85	$13.95	$13.18	$12.06
End of period	$15.48	$16.01	$15.73	$13.93	$12.57	$13.07	$11.85	$9.85	$13.95	$13.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97	$15.72	$28.22	$26.31	$23.75
End of period	$43.02	$39.88	$37.65	$27.87	$24.07	$25.00	$21.97	$15.72	$28.22	$26.31
Accumulation units outstanding at the end of period	259	259	259	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59	$22.78	$39.40	$34.50	$33.15
End of period	$65.44	$63.09	$57.39	$43.15	$38.99	$40.61	$32.59	$22.78	$39.40	$34.50
Accumulation units outstanding at the end of period	59	54	54	54	54	27	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.38	$9.59	$9.83	$9.85	$9.97	$9.94	$9.48	N/A	N/A	N/A
End of period	$9.17	$9.38	$9.59	$9.83	$9.85	$9.97	$9.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	366	—	292	293	293	462	—	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51	$8.62	$14.85	$15.12	$12.93
End of period	$20.32	$21.25	$19.26	$14.42	$12.40	$12.99	$11.51	$8.62	$14.85	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99	$18.85	$24.41	$23.31	$21.05
End of period	$30.79	$31.89	$29.79	$25.63	$23.89	$23.74	$21.99	$18.85	$24.41	$23.31
Accumulation units outstanding at the end of period	1,097	1,097	596	372	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01	$11.29	$11.33	$11.11	$10.91
End of period	$9.42	$9.67	$9.93	$10.19	$10.46	$10.73	$11.01	$11.29	$11.33	$11.11
Accumulation units outstanding at the end of period	—	—	—	—	3,379	—	195	11,310	—	4,516

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38	$13.56	$20.88	$19.87	$16.87
End of period	$25.67	$27.19	$25.07	$19.63	$17.32	$18.15	$16.38	$13.56	$20.88	$19.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.35	$31.33	$24.66	$22.26	$23.41	$17.73	$13.44	$22.38	$20.51	$17.54
End of period	$29.09	$31.35	$31.33	$24.66	$22.26	$23.41	$17.73	$13.44	$22.38	$20.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.39	$16.81	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
End of period	$14.45	$16.39	$16.81	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.45	$10.12	$9.49	$9.68	$10.73	$9.39	N/A	N/A	N/A	N/A
End of period	$6.27	$8.45	$10.12	$9.49	$9.68	$10.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.03	$30.22	$22.34	$20.75	$21.16	$19.29	$14.70	$25.54	$23.92	$23.49
End of period	$33.13	$32.03	$30.22	$22.34	$20.75	$21.16	$19.29	$14.70	$25.54	$23.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.05	$12.69	$10.73	$9.41	$11.10	$10.60	$8.36	$15.48	$14.20	N/A
End of period	$10.38	$11.05	$12.69	$10.73	$9.41	$11.10	$10.60	$8.36	$15.48	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.04	$19.68	$14.96	$13.51	$14.00	$12.86	$9.87	$16.63	$16.99	$15.54
End of period	$20.04	$21.04	$19.68	$14.96	$13.51	$14.00	$12.86	$9.87	$16.63	$16.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.87	$10.88	$9.02	$7.99	$8.32	$7.74	$6.11	$9.83	N/A	N/A
End of period	$9.93	$10.87	$10.88	$9.02	$7.99	$8.32	$7.74	$6.11	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.60	$12.55	$11.30	$10.34	$10.36	$9.46	$7.31	$10.69	N/A	N/A
End of period	$11.36	$12.60	$12.55	$11.30	$10.34	$10.36	$9.46	$7.31	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	232	233	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.09	$19.58	$20.33	$19.38	$18.74	$17.88	$16.09	$17.43	$16.74	$16.43
End of period	$19.63	$20.09	$19.58	$20.33	$19.38	$18.74	$17.88	$16.09	$17.43	$16.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	92	89

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.70	$12.65	$14.10	$12.07	$13.00	$11.51	N/A	N/A	N/A	N/A
End of period	$9.99	$11.70	$12.65	$14.10	$12.07	$13.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.81	$16.21	$13.99	$12.42	$13.70	$12.53	$9.40	$16.35	$15.30	$12.82
End of period	$15.08	$15.81	$16.21	$13.99	$12.42	$13.70	$12.53	$9.40	$16.35	$15.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.85	$15.03	$11.06	$10.10	$11.12	$9.73	$8.04	$13.26	$11.77	$11.21
End of period	$16.20	$15.85	$15.03	$11.06	$10.10	$11.12	$9.73	$8.04	$13.26	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.31	$20.98	$16.47	$15.70	$17.10	$14.27	$10.50	$17.67	$18.64	$16.72
End of period	$19.75	$22.31	$20.98	$16.47	$15.70	$17.10	$14.27	$10.50	$17.67	$18.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.21	$15.80	$16.82	$16.68	$15.60	$14.93	$14.79	$14.26	$13.77	$13.70
End of period	$15.85	$16.21	$15.80	$16.82	$16.68	$15.60	$14.93	$14.79	$14.26	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	55	222	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.15	$11.82	$12.48	$12.38	$11.87	$11.52	$11.19	$11.08	$10.70	$10.60
End of period	$11.81	$12.15	$11.82	$12.48	$12.38	$11.87	$11.52	$11.19	$11.08	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	518	806

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.43	$6.26	$5.32	$4.54	$4.82	$4.04	$3.30	$5.62	$5.54	$4.18
End of period	$6.43	$6.43	$6.26	$5.32	$4.54	$4.82	$4.04	$3.30	$5.62	$5.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.29	$16.96	$12.35	$10.27	$9.91	$8.29	$6.40	$9.57	$10.67	$9.66
End of period	$18.86	$18.29	$16.96	$12.35	$10.27	$9.91	$8.29	$6.40	$9.57	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.41	$11.61	$9.14	$8.44	$7.35	$6.05	$5.37	$10.21	$10.39	$8.24
End of period	$12.00	$12.41	$11.61	$9.14	$8.44	$7.35	$6.05	$5.37	$10.21	$10.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	22	639	1,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.91	$9.00	$6.93	$5.65	$6.66	$6.03	$5.22	$10.87	$13.52	$11.70
End of period	$9.53	$9.91	$9.00	$6.93	$5.65	$6.66	$6.03	$5.22	$10.87	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.80	$14.64	$13.28	$11.10	$12.43	$11.13	$8.73	$17.41	$16.10	$11.80
End of period	$14.11	$15.80	$14.64	$13.28	$11.10	$12.43	$11.13	$8.73	$17.41	$16.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	14	469	891

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.15	$17.36	$12.66	$10.97	$10.16	$10.05	$8.54	$11.42	$10.91	$10.54
End of period	$21.94	$21.15	$17.36	$12.66	$10.97	$10.16	$10.05	$8.54	$11.42	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.61	$15.99	$13.52	$11.77	$13.78	$13.26	$10.54	$18.96	$17.65	$14.44
End of period	$14.07	$14.61	$15.99	$13.52	$11.77	$13.78	$13.26	$10.54	$18.96	$17.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	139	139	704	921

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.68	$14.47	$11.29	$9.83	$10.31	$9.04	$7.48	$13.38	$13.55	$11.72
End of period	$14.80	$15.68	$14.47	$11.29	$9.83	$10.31	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,265	2,294	2,245	1,753

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.09	$16.56	$12.06	$10.35	$10.43	$9.14	$7.00	$12.30	$10.61	$10.41
End of period	$18.85	$19.09	$16.56	$12.06	$10.35	$10.43	$9.14	$7.00	$12.30	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.85	$34.21	$28.04	$27.60	$27.46	$23.68	$20.26	$33.50	$25.44	$21.63
End of period	$22.30	$29.85	$34.21	$28.04	$27.60	$27.46	$23.68	$20.26	$33.50	$25.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.55	$21.21	$16.38	$14.36	$15.07	$12.30	$9.16	$15.07	$14.41	$13.50
End of period	$21.36	$22.55	$21.21	$16.38	$14.36	$15.07	$12.30	$9.16	$15.07	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	166	167	543	593

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.25	$13.85	$10.81	$9.63	$9.75	$8.75	$7.14	$11.76	$11.52	$10.28
End of period	$14.97	$15.25	$13.85	$10.81	$9.63	$9.75	$8.75	$7.14	$11.76	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	216	217	1,904	2,611

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.72	$14.61	$10.96	$9.89	$11.01	$9.37	N/A	N/A	N/A	N/A
End of period	$13.60	$14.72	$14.61	$10.96	$9.89	$11.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.53	$19.17	$14.23	$12.61	$13.55	$11.02	$8.88	$14.03	$14.72	$12.87
End of period	$18.15	$19.53	$19.17	$14.23	$12.61	$13.55	$11.02	$8.88	$14.03	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	167	168	570	580

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.19	$7.83	$6.37	$5.89	$6.07	$5.56	$3.49	$6.33	$5.68	$5.33
End of period	$9.34	$9.19	$7.83	$6.37	$5.89	$6.07	$5.56	$3.49	$6.33	$5.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.81	$15.94	$12.97	$11.06	$12.38	$11.02	$8.12	$14.10	$13.63	$11.97
End of period	$15.98	$15.81	$15.94	$12.97	$11.06	$12.38	$11.02	$8.12	$14.10	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.37	$12.31	$13.91	$13.18	$12.12	$11.56	N/A	N/A	N/A	N/A
End of period	$11.67	$12.37	$12.31	$13.91	$13.18	$12.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.10	$15.90	$16.68	$15.86	$15.54	$14.84	$13.21	$13.51	$12.83	$12.73
End of period	$15.73	$16.10	$15.90	$16.68	$15.86	$15.54	$14.84	$13.21	$13.51	$12.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	87	11	358	775

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.76	$16.17	$15.36	$13.51	$13.26	$11.78	$8.27	$12.27	$12.75	$11.85
End of period	$14.29	$15.76	$16.17	$15.36	$13.51	$13.26	$11.78	$8.27	$12.27	$12.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	119	121

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.18	$21.16	$15.51	$13.77	$14.93	$13.06	$9.28	$18.06	$19.66	$17.87
End of period	$20.60	$23.18	$21.16	$15.51	$13.77	$14.93	$13.06	$9.28	$18.06	$19.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.07	$17.80	$12.79	$11.27	$10.47	$9.56	N/A	N/A	N/A	N/A
End of period	$18.78	$19.07	$17.80	$12.79	$11.27	$10.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.32	$17.69	$12.12	$10.91	$10.52	$9.45	N/A	N/A	N/A	N/A
End of period	$17.04	$20.32	$17.69	$12.12	$10.91	$10.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.76	$16.16	$13.20	$11.70	$12.63	$11.08	$8.69	$14.67	$13.80	$12.27
End of period	$16.28	$16.76	$16.16	$13.20	$11.70	$12.63	$11.08	$8.69	$14.67	$13.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.02	$11.97	$11.77	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.51	$12.02	$11.97	$11.77	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.75	$16.29	$13.65	$12.16	$12.90	$11.41	$9.15	$14.55	$13.75	$12.37
End of period	$16.27	$16.75	$16.29	$13.65	$12.16	$12.90	$11.41	$9.15	$14.55	$13.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.34	$13.18	$12.26	$11.35	$11.57	$10.68	$9.25	$12.06	$11.50	$10.70
End of period	$12.84	$13.34	$13.18	$12.26	$11.35	$11.57	$10.68	$9.25	$12.06	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	4,377	4,762	5,205	5,597	5,951

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.76	$15.49	$13.74	$12.41	$12.91	$11.72	$9.75	$13.82	$13.07	$11.97
End of period	$15.22	$15.76	$15.49	$13.74	$12.41	$12.91	$11.72	$9.75	$13.82	$13.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.07	$15.13	$10.25	$8.64	$9.38	$8.76	N/A	N/A	N/A	N/A
End of period	$15.33	$17.07	$15.13	$10.25	$8.64	$9.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.25	$37.09	$27.48	$23.69	$24.63	$21.67	$15.51	$27.89	$26.02	$23.50
End of period	$42.30	$39.25	$37.09	$27.48	$23.69	$24.63	$21.67	$15.51	$27.89	$26.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.92	$56.38	$42.43	$38.38	$40.01	$32.14	$22.49	$38.93	$34.12	$32.82
End of period	$64.17	$61.92	$56.38	$42.43	$38.38	$40.01	$32.14	$22.49	$38.93	$34.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.31	$9.52	$9.77	$9.80	$9.93	$9.91	$9.46	$10.33	$10.13	N/A
End of period	$9.09	$9.31	$9.52	$9.77	$9.80	$9.93	$9.91	$9.46	$10.33	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.96	$19.01	$14.24	$12.26	$12.86	$11.40	$8.55	$14.75	$15.02	$12.86
End of period	$20.02	$20.96	$19.01	$14.24	$12.26	$12.86	$11.40	$8.55	$14.75	$15.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.30	$29.27	$25.20	$23.52	$23.39	$21.68	$18.61	$24.12	$23.05	$20.84
End of period	$30.19	$31.30	$29.27	$25.20	$23.52	$23.39	$21.68	$18.61	$24.12	$23.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.49	$9.75	$10.02	$10.29	$10.57	$10.86	$11.14	$11.20	$10.99	$10.80
End of period	$9.24	$9.49	$9.75	$10.02	$10.29	$10.57	$10.86	$11.14	$11.20	$10.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	66	2,620	127	197

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.88	$24.80	$19.44	$17.17	$18.01	$16.27	$13.48	$20.78	$19.79	$16.82
End of period	$25.35	$26.88	$24.80	$19.44	$17.17	$18.01	$16.27	$13.48	$20.78	$19.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71	$13.43	$22.36	$20.50	$17.54
End of period	$29.05	$31.31	$31.29	$24.64	$22.24	$23.39	$17.71	$13.43	$22.36	$20.50
Accumulation units outstanding at the end of period	—	—	—	—	—	217	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
End of period	$14.44	$16.38	$16.80	$12.85	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.98	$10.14	$10.73	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.30	$9.98	$10.14	$10.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,235	1,879	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.44	$10.12	$9.49	$9.67	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$6.27	$8.44	$10.12	$9.49	$9.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	623	1,062	1,027	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69	$8.13	$11.65	$11.09	$10.28
End of period	$11.07	$11.55	$11.80	$10.49	$9.54	$10.29	$9.69	$8.13	$11.65	$11.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59	$8.36	$15.47	$14.20	$11.05
End of period	$10.37	$11.04	$12.68	$10.73	$9.41	$11.09	$10.59	$8.36	$15.47	$14.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85	$9.86	$16.62	$16.98	$15.53
End of period	$20.03	$21.02	$19.66	$14.94	$13.50	$13.99	$12.85	$9.86	$16.62	$16.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.21	$6.65	$7.00	$5.82	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$6.67	$7.21	$6.65	$7.00	$5.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	711	1,080	1,279	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87	$16.08	$17.42	$16.73	$16.42
End of period	$19.61	$20.06	$19.56	$20.31	$19.36	$18.72	$17.87	$16.08	$17.42	$16.73
Accumulation units outstanding at the end of period	—	—	—	—	—	452	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.70	$12.65	$14.10	$12.07	$13.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.98	$11.70	$12.65	$14.10	$12.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	496	715	823	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13	$7.84	$12.61	$12.60	$11.19
End of period	$16.15	$18.23	$16.55	$12.81	$11.16	$12.26	$10.13	$7.84	$12.61	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49
End of period	$14.29	$14.83	$13.24	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26
Accumulation units outstanding at the end of period	—	—	474	761	937	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.84	$15.02	$11.06	$10.10	$11.12	$9.73	$8.04	$13.25	$11.76	$11.20
End of period	$16.19	$15.84	$15.02	$11.06	$10.10	$11.12	$9.73	$8.04	$13.25	$11.76
Accumulation units outstanding at the end of period	—	—	525	1,139	1,230	815	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.29	$20.96	$16.45	$15.69	$17.09	$14.26	$10.49	$17.66	$18.63	$16.71
End of period	$19.73	$22.29	$20.96	$16.45	$15.69	$17.09	$14.26	$10.49	$17.66	$18.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23	$8.56	$14.59	$13.46	$12.08
End of period	$20.73	$21.68	$20.63	$15.17	$13.25	$13.80	$11.23	$8.56	$14.59	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52	$11.87	$21.95	$20.89	$19.15
End of period	$31.39	$31.31	$28.93	$20.93	$18.50	$20.19	$16.52	$11.87	$21.95	$20.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92	$14.78	$14.25	$13.77	$13.70
End of period	$15.84	$16.20	$15.79	$16.81	$16.67	$15.59	$14.92	$14.78	$14.25	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	1,817	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51	$11.18	$11.08	$10.70	$10.60
End of period	$11.81	$12.14	$11.81	$12.48	$12.37	$11.86	$11.51	$11.18	$11.08	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	2,836	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03	$3.30	$5.62	$5.53	N/A
End of period	$6.43	$6.43	$6.26	$5.31	$4.53	$4.81	$4.03	$3.30	$5.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.27	$16.94	$12.34	$10.26	$9.90	N/A	N/A	N/A	N/A	N/A
End of period	$18.84	$18.27	$16.94	$12.34	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05	$5.36	$10.21	$10.38	$8.23
End of period	$11.99	$12.39	$11.60	$9.13	$8.43	$7.34	$6.05	$5.36	$10.21	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02	$5.22	$10.86	$13.50	$11.69
End of period	$9.52	$9.89	$8.99	$6.93	$5.64	$6.65	$6.02	$5.22	$10.86	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12	$8.72	$17.40	$16.09	$11.80
End of period	$14.10	$15.78	$14.63	$13.26	$11.09	$12.42	$11.12	$8.72	$17.40	$16.09
Accumulation units outstanding at the end of period	—	—	431	760	896	893	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04	$8.53	$11.41	$10.90	$10.54
End of period	$21.91	$21.12	$17.34	$12.65	$10.96	$10.15	$10.04	$8.53	$11.41	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25	$10.53	$18.95	$17.64	$14.43
End of period	$14.06	$14.60	$15.97	$13.52	$11.77	$13.78	$13.25	$10.53	$18.95	$17.64
Accumulation units outstanding at the end of period	—	—	689	1,305	1,477	950	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04	$7.48	$13.38	$13.55	$11.71
End of period	$14.80	$15.67	$14.47	$11.29	$9.82	$10.30	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,298	4,298

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14	$7.00	$12.30	$10.61	$10.41
End of period	$18.84	$19.08	$16.55	$12.05	$10.35	$10.42	$9.14	$7.00	$12.30	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66	$20.25	$33.47	$25.42	$21.62
End of period	$22.27	$29.82	$34.17	$28.01	$27.58	$27.43	$23.66	$20.25	$33.47	$25.42
Accumulation units outstanding at the end of period	—	—	185	360	360	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30	$9.15	$15.06	$14.41	$13.49
End of period	$21.34	$22.53	$21.19	$16.37	$14.35	$15.06	$12.30	$9.15	$15.06	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	413	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75	$7.13	$11.75	$11.51	$10.28
End of period	$14.96	$15.24	$13.85	$10.81	$9.62	$9.74	$8.75	$7.13	$11.75	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.71	$14.60	$10.96	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.60	$14.71	$14.60	$10.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	431	920	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01	$8.88	$14.02	$14.72	$12.87
End of period	$18.13	$19.52	$19.16	$14.22	$12.61	$13.54	$11.01	$8.88	$14.02	$14.72
Accumulation units outstanding at the end of period	—	—	328	709	788	345	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01	$8.12	$14.10	$13.63	$11.97
End of period	$15.95	$15.79	$15.93	$12.96	$11.05	$12.37	$11.01	$8.12	$14.10	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73
End of period	$15.72	$16.08	$15.89	$16.67	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82
Accumulation units outstanding at the end of period	—	—	986	1,511	1,567	1,991	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77	$8.26	$12.26	$12.74	$11.84
End of period	$14.27	$15.74	$16.15	$15.34	$13.50	$13.25	$11.77	$8.26	$12.26	$12.74
Accumulation units outstanding at the end of period	—	—	—	—	—	676	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07	$8.68	$14.66	$13.80	$12.26
End of period	$16.26	$16.75	$16.14	$13.19	$11.70	$12.62	$11.07	$8.68	$14.66	$13.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.51	$12.01	$11.97	$11.76	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40	$9.15	$14.54	$13.74	$12.37
End of period	$16.26	$16.74	$16.28	$13.64	$12.15	$12.89	$11.40	$9.15	$14.54	$13.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67	$9.24	$12.06	$11.50	$10.70
End of period	$12.83	$13.33	$13.17	$12.25	$11.35	$11.56	$10.67	$9.24	$12.06	$11.50
Accumulation units outstanding at the end of period	—	—	477	822	875	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71	$9.75	$13.81	$13.06	$11.96
End of period	$15.21	$15.75	$15.48	$13.73	$12.40	$12.90	$11.71	$9.75	$13.81	$13.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65	$15.50	$27.87	$26.01	$23.50
End of period	$42.14	$39.11	$36.96	$27.38	$23.68	$24.61	$21.65	$15.50	$27.87	$26.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12	$22.47	$38.90	$34.10	$32.80
End of period	$64.10	$61.86	$56.33	$42.39	$38.35	$39.98	$32.12	$22.47	$38.90	$34.10
Accumulation units outstanding at the end of period	—	—	140	297	324	120	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.30	$9.52	$9.77	$9.79	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$9.08	$9.30	$9.52	$9.77	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,154	1,806	1,775	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40	$8.54	$14.74	$15.02	$12.85
End of period	$20.01	$20.94	$19.00	$14.23	$12.25	$12.86	$11.40	$8.54	$14.74	$15.02
Accumulation units outstanding at the end of period	—	—	—	—	—	458	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67	$18.60	$24.10	$23.04	$20.82
End of period	$30.16	$31.27	$29.24	$25.18	$23.50	$23.37	$21.67	$18.60	$24.10	$23.04
Accumulation units outstanding at the end of period	—	—	537	1,001	1,057	369	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85	$11.13	$11.19	$10.98	$10.79
End of period	$9.23	$9.48	$9.74	$10.01	$10.28	$10.56	$10.85	$11.13	$11.19	$10.98
Accumulation units outstanding at the end of period	—	—	—	—	—	7,973	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26	$13.48	$20.77	$19.79	$16.81
End of period	$25.33	$26.86	$24.79	$19.43	$17.16	$18.00	$16.26	$13.48	$20.77	$19.79
Accumulation units outstanding at the end of period	—	—	—	—	—	320	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.73	$30.75	$24.23	$21.89	$23.04	$17.47	$13.26	$22.09	$20.27	$17.38
End of period	$28.49	$30.73	$30.75	$24.23	$21.89	$23.04	$17.47	$13.26	$22.09	$20.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	20

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.39	$11.65	$10.37	$9.43	$10.18	$9.61	$8.06	$11.56	$11.02	$10.23
End of period	$10.91	$11.39	$11.65	$10.37	$9.43	$10.18	$9.61	$8.06	$11.56	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.87	$12.49	$10.58	$9.28	$10.96	$10.47	$8.27	$15.33	$14.08	$10.97
End of period	$10.19	$10.87	$12.49	$10.58	$9.28	$10.96	$10.47	$8.27	$15.33	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.67	$19.19	$19.94	$19.03	$18.42	$17.60	$15.85	$17.19	$16.52	$16.24
End of period	$19.20	$19.67	$19.19	$19.94	$19.03	$18.42	$17.60	$15.85	$17.19	$16.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	24

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.69	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	$11.49
End of period	$14.15	$14.69	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.50	$15.91	$13.75	$12.21	$13.49	$12.35	$9.27	$16.14	$15.12	N/A
End of period	$14.77	$15.50	$15.91	$13.75	$12.21	$13.49	$12.35	$9.27	$16.14	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.63	$14.84	$10.93	$9.99	$11.01	$9.64	$7.98	$13.16	$11.70	$11.16
End of period	$15.96	$15.63	$14.84	$10.93	$9.99	$11.01	$9.64	$7.98	$13.16	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	69

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.94	$20.65	$16.23	$15.49	$16.88	$14.11	$10.39	$17.50	$18.48	$16.58
End of period	$19.40	$21.94	$20.65	$16.23	$15.49	$16.88	$14.11	$10.39	$17.50	$18.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	37

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.89	$15.50	$16.52	$16.40	$15.35	$14.71	$14.58	$14.08	$13.61	$13.56
End of period	$15.52	$15.89	$15.50	$16.52	$16.40	$15.35	$14.71	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	98

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.00	$11.68	$12.35	$12.26	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56
End of period	$11.65	$12.00	$11.68	$12.35	$12.26	$11.76	$11.42	$11.11	$11.02	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	150

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
End of period	$6.33	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.01	$16.72	$12.18	$10.15	$9.79	$8.20	$6.34	$9.49	$10.59	$9.60
End of period	$18.55	$18.01	$16.72	$12.18	$10.15	$9.79	$8.20	$6.34	$9.49	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	38

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.21	$11.44	$9.01	$8.33	$7.26	$5.99	$5.32	$10.13	$10.31	$8.18
End of period	$11.80	$12.21	$11.44	$9.01	$8.33	$7.26	$5.99	$5.32	$10.13	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.75	$8.87	$6.84	$5.58	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
End of period	$9.37	$9.75	$8.87	$6.84	$5.58	$6.58	$5.96	$5.17	$10.77	$13.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.56	$14.43	$13.10	$10.96	$12.29	$11.02	$8.64	$17.27	$15.98	$11.73
End of period	$13.88	$15.56	$14.43	$13.10	$10.96	$12.29	$11.02	$8.64	$17.27	$15.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	61

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.82	$17.11	$12.49	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
End of period	$21.57	$20.82	$17.11	$12.49	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.42	$15.79	$13.38	$11.66	$13.66	$13.15	$10.46	$18.85	$17.56	$14.38
End of period	$13.87	$14.42	$15.79	$13.38	$11.66	$13.66	$13.15	$10.46	$18.85	$17.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	72

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.52	$14.34	$11.20	$9.76	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$14.64	$15.52	$14.34	$11.20	$9.76	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.90	$16.41	$11.96	$10.28	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
End of period	$18.64	$18.90	$16.41	$11.96	$10.28	$10.36	$9.09	$6.97	$12.26	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.39	$33.72	$27.66	$27.26	$27.14	$23.44	$20.07	$33.21	$25.25	$21.50
End of period	$21.93	$29.39	$33.72	$27.66	$27.26	$27.14	$23.44	$20.07	$33.21	$25.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.26	$20.95	$16.20	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$21.06	$22.26	$20.95	$16.20	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	38

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.05	$13.69	$10.69	$9.53	$9.66	$8.68	$7.09	$11.69	$11.46	$10.24
End of period	$14.77	$15.05	$13.69	$10.69	$9.53	$9.66	$8.68	$7.09	$11.69	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.28	$18.94	$14.07	$12.49	$13.42	$10.93	$8.82	$13.94	$14.65	$12.82
End of period	$17.89	$19.28	$18.94	$14.07	$12.49	$13.42	$10.93	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	28

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63	$5.30
End of period	$9.18	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.06	$14.01	$13.55	$11.91
End of period	$15.74	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.06	$14.01	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.83	$15.65	$16.44	$15.64	$15.34	$14.66	$13.06	$13.38	$12.71	$12.63
End of period	$15.45	$15.83	$15.65	$16.44	$15.64	$15.34	$14.66	$13.06	$13.38	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	115

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63	$11.75
End of period	$14.03	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	32

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.48	$15.90	$13.00	$11.54	$12.47	$10.95	$8.59	$14.52	$13.68	$12.17
End of period	$15.99	$16.48	$15.90	$13.00	$11.54	$12.47	$10.95	$8.59	$14.52	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.39	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.20	$13.06	$12.16	$11.27	$11.50	$10.62	$9.21	$12.02	$11.48	$10.69
End of period	$12.69	$13.20	$13.06	$12.16	$11.27	$11.50	$10.62	$9.21	$12.02	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.50	$15.25	$13.54	$12.24	$12.75	$11.58	$9.65	$13.69	$12.96	$11.88
End of period	$14.96	$15.50	$15.25	$13.54	$12.24	$12.75	$11.58	$9.65	$13.69	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.38	$36.31	$26.93	$23.30	$24.25	$21.35	$15.30	$27.53	$25.72	$23.26
End of period	$41.32	$38.38	$36.31	$26.93	$23.30	$24.25	$21.35	$15.30	$27.53	$25.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.71	$55.33	$41.69	$37.74	$39.38	$31.68	$22.18	$38.43	$33.72	$32.47
End of period	$62.86	$60.71	$55.33	$41.69	$37.74	$39.38	$31.68	$22.18	$38.43	$33.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	12

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.69	$18.79	$14.09	$12.14	$12.75	$11.32	$8.49	$14.66	$14.95	$12.79
End of period	$19.75	$20.69	$18.79	$14.09	$12.14	$12.75	$11.32	$8.49	$14.66	$14.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	37

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.69	$28.73	$24.76	$23.13	$23.03	$21.37	$18.36	$23.81	$22.79	$20.61
End of period	$29.57	$30.69	$28.73	$24.76	$23.13	$23.03	$21.37	$18.36	$23.81	$22.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	36

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.31	$9.57	$9.84	$10.12	$10.41	$10.70	$10.99	$11.06	$10.86	$10.68
End of period	$9.05	$9.31	$9.57	$9.84	$10.12	$10.41	$10.70	$10.99	$11.06	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.63	$24.60	$19.30	$17.06	$17.91	$16.20	$13.44	$20.73	$19.77	$16.77
End of period	$25.09	$26.63	$24.60	$19.30	$17.06	$17.91	$16.20	$13.44	$20.73	$19.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	28

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
End of period	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55	$7.35	$11.31	$12.39	$10.83
End of period	$14.29	$16.22	$16.66	$12.75	$11.15	$11.78	$9.55	$7.35	$11.31	$12.39
Accumulation units outstanding at the end of period	—	73	74	74	74	55	—	—	213	215

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.18	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	169	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.34	$15.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.07	$15.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.21	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.28	$11.39	$10.25	$9.62	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$11.28	$11.39	$10.25	$9.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	185	186	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.38	$10.05	$9.43	$9.63	$10.69	$9.36	$6.42	$13.53	N/A	N/A
End of period	$6.21	$8.38	$10.05	$9.43	$9.63	$10.69	$9.36	$6.42	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	182	183	303	631	684	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
End of period	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01
Accumulation units outstanding at the end of period	—	202	202	202	203	203	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$26.74	$26.87	$22.43	$19.71	$21.22	$19.53	$14.53	$25.98	N/A	N/A
End of period	$26.70	$26.74	$26.87	$22.43	$19.71	$21.22	$19.53	$14.53	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
End of period	$10.17	$10.84	$12.47	$10.56	$9.27	$10.95	$10.47	$8.27	$15.32	$14.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	152	153	542	942

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
End of period	$19.62	$20.61	$19.30	$14.69	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61	$15.86	$17.20	$16.54	$16.24
End of period	$19.20	$19.67	$19.19	$19.95	$19.04	$18.42	$17.61	$15.86	$17.20	$16.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08	$7.81	$12.58	$12.58	$11.18
End of period	$15.99	$18.06	$16.41	$12.72	$11.08	$12.19	$10.08	$7.81	$12.58	$12.58
Accumulation units outstanding at the end of period	—	130	130	131	131	104	—	—	220	222

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48
End of period	$14.14	$14.68	$13.12	$13.13	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	469	646

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
End of period	$14.74	$15.47	$15.88	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.64	$14.84	$10.94	$10.00	$11.02	$9.65	$7.98	$13.17	$11.70	$11.16
End of period	$15.97	$15.64	$14.84	$10.94	$10.00	$11.02	$9.65	$7.98	$13.17	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
End of period	$19.38	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	104	104	105	105

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14	$8.50	$14.50	$13.39	$12.03
End of period	$20.44	$21.41	$20.38	$15.01	$13.12	$13.67	$11.14	$8.50	$14.50	$13.39
Accumulation units outstanding at the end of period	—	93	93	94	94	94	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.70	$13.61	$11.32	$9.93	$11.04	N/A	N/A	N/A	N/A	N/A
End of period	$11.22	$12.70	$13.61	$11.32	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	134	135	135	135	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28	$11.71	$21.68	$20.65	$18.95
End of period	$30.76	$30.71	$28.40	$20.56	$18.19	$19.88	$16.28	$11.71	$21.68	$20.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	106	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55
End of period	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	118	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.19	$12.15	$12.63	$10.63	$13.29	N/A	N/A	N/A	N/A	N/A
End of period	$8.85	$11.19	$12.15	$12.63	$10.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	107	108	108	108	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42	$11.11	$11.01	$10.64	$10.56
End of period	$11.64	$11.99	$11.67	$12.34	$12.25	$11.76	$11.42	$11.11	$11.01	$10.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
End of period	$6.32	$6.33	$6.17	$5.24	$4.48	$4.76	$3.99	$3.27	$5.57	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99	$5.31	$10.12	$10.31	$8.18
End of period	$11.79	$12.20	$11.43	$9.01	$8.33	$7.26	$5.99	$5.31	$10.12	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	486

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
End of period	$9.36	$9.74	$8.85	$6.83	$5.57	$6.58	$5.96	$5.17	$10.77	$13.41
Accumulation units outstanding at the end of period	—	59	60	60	60	60	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01	$8.64	$17.26	$15.98	$11.72
End of period	$13.87	$15.55	$14.42	$13.09	$10.95	$12.28	$11.01	$8.64	$17.26	$15.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	440	1,750

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
End of period	$21.56	$20.80	$17.10	$12.48	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82
Accumulation units outstanding at the end of period	—	39	39	39	39	40	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15	$10.46	$18.84	$17.56	$14.38
End of period	$13.87	$14.42	$15.79	$13.37	$11.65	$13.66	$13.15	$10.46	$18.84	$17.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	117	118	282	284

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	381

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
End of period	$18.63	$18.89	$16.40	$11.95	$10.27	$10.36	$9.09	$6.97	$12.26	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,959

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42	$20.06	$33.20	$25.24	$21.49
End of period	$21.92	$29.37	$33.69	$27.64	$27.24	$27.13	$23.42	$20.06	$33.20	$25.24
Accumulation units outstanding at the end of period	—	50	50	50	50	68	136	147	416	249

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
End of period	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46
Accumulation units outstanding at the end of period	—	194	194	194	195	172	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82
End of period	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63	$5.29
End of period	$9.18	$9.04	$7.71	$6.28	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63
Accumulation units outstanding at the end of period	—	210	210	211	211	176	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.05	$14.01	$13.55	$11.91
End of period	$15.75	$15.60	$15.74	$12.82	$10.94	$12.26	$10.92	$8.05	$14.01	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	202	204

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.27	$12.22	$13.83	$13.12	$12.07	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$12.27	$12.22	$13.83	$13.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
End of period	$15.44	$15.81	$15.64	$16.43	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63	$11.76
End of period	$14.03	$15.49	$15.91	$15.12	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.14	$14.09	$10.27	$9.07	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$13.53	$15.14	$14.09	$10.27	$9.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	66	66	66	66	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
End of period	$20.16	$22.70	$20.76	$15.22	$13.54	$14.69	$12.86	$9.15	$17.82	$19.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.38	$11.89	$11.86	$11.66	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
End of period	$15.97	$16.46	$16.03	$13.44	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,146	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
End of period	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
End of period	$41.28	$38.35	$36.28	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70
Accumulation units outstanding at the end of period	—	75	75	76	76	44	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66	$22.17	$38.41	$33.71	$32.45
End of period	$62.80	$60.67	$55.31	$41.66	$37.73	$39.38	$31.66	$22.17	$38.41	$33.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
End of period	$19.70	$20.64	$18.74	$14.06	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
End of period	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70	$10.98	$11.05	$10.85	$10.68
End of period	$9.04	$9.30	$9.56	$9.83	$10.11	$10.40	$10.70	$10.98	$11.05	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	147	770	835	1,873	1,892

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76
End of period	$25.00	$26.54	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	102	103	104	104

Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.22	$30.26	$23.87	$21.59	$22.75	$17.26	$13.11	$21.87	$20.09	N/A
End of period	$27.98	$30.22	$30.26	$23.87	$21.59	$22.75	$17.26	$13.11	$21.87	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	368	348	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.07	$16.52	$12.65	$11.08	$11.72	$9.51	$7.33	$11.28	$12.37	N/A
End of period	$14.14	$16.07	$16.52	$12.65	$11.08	$11.72	$9.51	$7.33	$11.28	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$26.25	$26.40	$22.05	$19.40	$20.91	$19.26	$14.34	$25.67	$21.90	N/A
End of period	$26.18	$26.25	$26.40	$22.05	$19.40	$20.91	$19.26	$14.34	$25.67	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.69	$12.30	$10.42	$9.16	$10.82	$10.35	$8.18	$15.18	$13.95	$10.88
End of period	$10.01	$10.69	$12.30	$10.42	$9.16	$10.82	$10.35	$8.18	$15.18	$13.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.70	$10.73	$8.91	$7.91	$8.26	$7.70	$6.09	$9.81	N/A	N/A
End of period	$9.75	$10.70	$10.73	$8.91	$7.91	$8.26	$7.70	$6.09	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,026	2,972	2,958	3,053	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.31	$18.86	$19.62	$18.74	$18.16	$17.37	$15.66	$17.00	N/A	N/A
End of period	$18.83	$19.31	$18.86	$19.62	$18.74	$18.16	$17.37	$15.66	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,907	1,660	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.89	$16.28	$12.62	$11.01	$12.13	$10.04	$7.79	$12.54	$12.56	N/A
End of period	$15.82	$17.89	$16.28	$12.62	$11.01	$12.13	$10.04	$7.79	$12.54	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.55	$13.02	$13.04	$10.46	$11.49	$10.10	$7.84	$12.55	$15.21	$11.48
End of period	$14.00	$14.55	$13.02	$13.04	$10.46	$11.49	$10.10	$7.84	$12.55	$15.21
Accumulation units outstanding at the end of period	—	—	—	—	244	235	246	210	231	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.20	$15.61	$13.51	$12.01	$13.28	$12.17	$9.15	$15.94	$14.95	N/A
End of period	$14.47	$15.20	$15.61	$13.51	$12.01	$13.28	$12.17	$9.15	$15.94	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	561	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.44	$14.67	$10.82	$9.90	$10.92	$9.57	$7.93	$13.09	$11.64	N/A
End of period	$15.75	$15.44	$14.67	$10.82	$9.90	$10.92	$9.57	$7.93	$13.09	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.57	$20.33	$15.99	$15.27	$16.67	$13.94	$10.27	$17.33	$18.32	$16.46
End of period	$19.06	$21.57	$20.33	$15.99	$15.27	$16.67	$13.94	$10.27	$17.33	$18.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.14	$27.90	$20.22	$17.91	$19.59	$16.05	$11.56	$21.42	$20.42	$18.76
End of period	$30.16	$30.14	$27.90	$20.22	$17.91	$19.59	$16.05	$11.56	$21.42	$20.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.84	$11.54	$12.21	$12.13	$11.66	$11.33	$11.03	$10.95	$10.59	$10.52
End of period	$11.49	$11.84	$11.54	$12.21	$12.13	$11.66	$11.33	$11.03	$10.95	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,905	2,563	2,719	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.23	$6.08	$5.17	$4.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.22	$6.23	$6.08	$5.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	3,733	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.73	$16.47	$12.02	$10.02	$9.68	$8.12	$6.27	$9.40	$10.51	$9.53
End of period	$18.24	$17.73	$16.47	$12.02	$10.02	$9.68	$8.12	$6.27	$9.40	$10.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.02	$11.27	$8.89	$8.23	$7.18	$5.93	$5.27	$10.04	$10.23	$8.13
End of period	$11.61	$12.02	$11.27	$8.89	$8.23	$7.18	$5.93	$5.27	$10.04	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.60	$8.74	$6.75	$5.51	$6.51	$5.90	$5.12	$10.69	$13.31	$11.55
End of period	$9.22	$9.60	$8.74	$6.75	$5.51	$6.51	$5.90	$5.12	$10.69	$13.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.32	$14.22	$12.92	$10.82	$12.15	$10.90	$8.56	$17.12	$15.86	$11.65
End of period	$13.65	$15.32	$14.22	$12.92	$10.82	$12.15	$10.90	$8.56	$17.12	$15.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	729	965	915	919

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.50	$16.87	$12.32	$10.70	$9.93	$9.84	$8.38	$11.23	$10.75	$10.41
End of period	$21.23	$20.50	$16.87	$12.32	$10.70	$9.93	$9.84	$8.38	$11.23	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.24	$15.61	$13.23	$11.54	$13.54	$13.05	$10.39	$18.74	$17.47	$14.32
End of period	$13.68	$14.24	$15.61	$13.23	$11.54	$13.54	$13.05	$10.39	$18.74	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	878	813	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.36	$14.21	$11.11	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
End of period	$14.48	$15.36	$14.21	$11.11	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49
Accumulation units outstanding at the end of period	—	—	—	—	1,114	1,123	2,235	2,501	2,424	1,444

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.70	$16.26	$11.86	$10.20	$10.30	$9.04	$6.94	$12.22	$10.56	$10.38
End of period	$18.43	$18.70	$16.26	$11.86	$10.20	$10.30	$9.04	$6.94	$12.22	$10.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	206	648	626	679

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.94	$33.23	$27.29	$26.93	$26.84	$23.19	$19.88	$32.94	$25.06	$21.36
End of period	$21.58	$28.94	$33.23	$27.29	$26.93	$26.84	$23.19	$19.88	$32.94	$25.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.89	$13.59	$9.96	$9.19	$9.02	$7.96	$6.90	$10.56	$10.10	N/A
End of period	$12.37	$13.89	$13.59	$9.96	$9.19	$9.02	$7.96	$6.90	$10.56	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.97	$20.70	$16.02	$14.07	$14.80	$12.11	$9.03	$14.89	$14.27	$13.39
End of period	$20.77	$21.97	$20.70	$16.02	$14.07	$14.80	$12.11	$9.03	$14.89	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.86	$13.53	$10.58	$9.44	$9.57	$8.61	$7.04	$11.62	$11.40	$10.20
End of period	$14.56	$14.86	$13.53	$10.58	$9.44	$9.57	$8.61	$7.04	$11.62	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.03	$18.72	$13.92	$12.36	$13.30	$10.84	$8.76	$13.86	$14.58	$12.77
End of period	$17.64	$19.03	$18.72	$13.92	$12.36	$13.30	$10.84	$8.76	$13.86	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.39	$15.54	$12.67	$10.82	$12.14	$10.83	$8.00	$13.92	$13.48	$11.86
End of period	$15.52	$15.39	$15.54	$12.67	$10.82	$12.14	$10.83	$8.00	$13.92	$13.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.18	$12.14	$13.75	$13.05	$12.03	$11.49	$10.09	N/A	N/A	N/A
End of period	$11.46	$12.18	$12.14	$13.75	$13.05	$12.03	$11.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,918	—	—	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.56	$15.41	$16.20	$15.42	$15.15	$14.49	$12.92	$13.25	$12.60	$12.53
End of period	$15.18	$15.56	$15.41	$16.20	$15.42	$15.15	$14.49	$12.92	$13.25	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,334	3,297	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.23	$15.66	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52	N/A
End of period	$13.78	$15.23	$15.66	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	N/A
Accumulation units outstanding at the end of period	—	—	—	1,349	—	—	—	—	—	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.21	$15.66	$12.81	$11.39	$12.31	$10.82	$8.50	$14.38	$13.56	$12.08
End of period	$15.71	$16.21	$15.66	$12.81	$11.39	$12.31	$10.82	$8.50	$14.38	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.20	$15.79	$13.26	$11.83	$12.57	$11.15	$8.96	$14.27	$13.51	$12.19
End of period	$15.71	$16.20	$15.79	$13.26	$11.83	$12.57	$11.15	$8.96	$14.27	$13.51
Accumulation units outstanding at the end of period	—	—	—	—	436	7,611	4,476	451	463	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.07	$12.94	$12.06	$11.19	$11.42	$10.56	$9.17	$11.98	$11.45	$10.68
End of period	$12.55	$13.07	$12.94	$12.06	$11.19	$11.42	$10.56	$9.17	$11.98	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	9,460	12,789	12,789	12,789	12,789

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.24	$15.01	$13.34	$12.07	$12.59	$11.45	$9.55	$13.55	$12.84	$11.78
End of period	$14.69	$15.24	$15.01	$13.34	$12.07	$12.59	$11.45	$9.55	$13.55	$12.84
Accumulation units outstanding at the end of period	—	—	—	—	853	873	1,149	1,707	1,952	925

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.64	$35.64	$26.46	$22.92	$23.87	$21.04	$15.10	$27.19	$25.42	$23.01
End of period	$40.47	$37.64	$35.64	$26.46	$22.92	$23.87	$21.04	$15.10	$27.19	$25.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	655	887	841	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.54	$54.32	$40.96	$37.12	$38.78	$31.22	$21.88	$37.95	$33.34	$32.13
End of period	$61.58	$59.54	$54.32	$40.96	$37.12	$38.78	$31.22	$21.88	$37.95	$33.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	411	420	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.35	$18.50	$13.89	$11.98	$12.59	$11.18	$8.40	$14.52	$14.82	$12.71
End of period	$19.40	$20.35	$18.50	$13.89	$11.98	$12.59	$11.18	$8.40	$14.52	$14.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.13	$9.39	$9.67	$9.95	$10.25	$10.55	$10.84	$10.92	$10.73	$10.57
End of period	$8.87	$9.13	$9.39	$9.67	$9.95	$10.25	$10.55	$10.84	$10.92	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.22	$24.25	$19.05	$16.85	$17.71	$16.03	$13.31	$20.56	$19.63	N/A
End of period	$24.68	$26.22	$24.25	$19.05	$16.85	$17.71	$16.03	$13.31	$20.56	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	840	1,504	1,441	N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25	$13.11	$21.86	$20.08	$17.21
End of period	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25	$13.11	$21.86	$20.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51	$7.33	$11.28	$12.37	$10.82
End of period	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51	$7.33	$11.28	$12.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51	$7.99	$11.47	$10.94	$10.16
End of period	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51	$7.99	$11.47	$10.94
Accumulation units outstanding at the end of period	41	41	40	74	72	72	67	61	72	50

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34	$8.18	$15.17	$13.95	$10.88
End of period	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34	$8.18	$15.17	$13.95
Accumulation units outstanding at the end of period	88	85	75	73	74	66	62	59	55	40

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51	$9.63	$16.25	$16.64	$15.24
End of period	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51	$9.63	$16.25	$16.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35	$15.64	$16.98	$16.34	$16.07
End of period	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35	$15.64	$16.98	$16.34
Accumulation units outstanding at the end of period	47	46	47	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09	$7.84	$12.55	$15.21	$11.48
End of period	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09	$7.84	$12.55	$15.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16	$9.14	$15.93	$14.94	$12.55
End of period	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16	$9.14	$15.93	$14.94
Accumulation units outstanding at the end of period	61	60	59	56	56	54	53	53	52	37

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.45	$14.69	$10.83	$9.91	$10.93	$9.59	$7.94	$13.12	$11.67	$11.12
End of period	$15.77	$15.45	$14.69	$10.83	$9.91	$10.93	$9.59	$7.94	$13.12	$11.67
Accumulation units outstanding at the end of period	55	60	63	70	68	66	67	62	63	47

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.54	$20.32	$15.97	$15.26	$16.66	$13.93	$10.27	$17.32	$18.31	$16.45
End of period	$19.02	$21.54	$20.32	$15.97	$15.26	$16.66	$13.93	$10.27	$17.32	$18.31
Accumulation units outstanding at the end of period	23	22	23	47	44	43	46	49	47	30

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05	$8.44	$14.41	$13.32	$11.98
End of period	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05	$8.44	$14.41	$13.32
Accumulation units outstanding at the end of period	22	22	23	51	52	53	59	60	57	41

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04	$11.55	$21.41	$20.41	$18.75
End of period	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04	$11.55	$21.41	$20.41
Accumulation units outstanding at the end of period	14	16	17	37	38	37	40	43	38	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49	$14.38	$13.90	$13.45	$13.41
End of period	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49	$14.38	$13.90	$13.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33	$11.03	$10.95	$10.59	$10.52
End of period	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33	$11.03	$10.95	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95	$3.24	$5.52	$5.45	N/A
End of period	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95	$3.24	$5.52	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92	$5.26	$10.04	$10.23	$8.13
End of period	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92	$5.26	$10.04	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90	$8.56	$17.11	$15.86	$11.65
End of period	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90	$8.56	$17.11	$15.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85	$8.38	$11.23	$10.76	$10.40
End of period	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85	$8.38	$11.23	$10.76
Accumulation units outstanding at the end of period	21	22	27	60	64	71	65	60	71	51

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04	$10.39	$18.73	$17.47	$14.32
End of period	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04	$10.39	$18.73	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
End of period	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18	$19.87	$32.92	$25.05	$21.35
End of period	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18	$19.87	$32.92	$25.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10	$9.03	$14.89	$14.27	$13.39
End of period	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10	$9.03	$14.89	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61	$7.04	$11.61	$11.40	$10.20
End of period	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61	$7.04	$11.61	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84	$8.76	$13.86	$14.57	$12.77
End of period	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84	$8.76	$13.86	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44	$3.42	$6.22	$5.59	$5.26
End of period	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44	$3.42	$6.22	$5.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83	$7.99	$13.91	$13.47	$11.86
End of period	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83	$7.99	$13.91	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48	$12.91	$13.24	$12.60	$12.53
End of period	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48	$12.91	$13.24	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52	$11.66
End of period	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52
Accumulation units outstanding at the end of period	96	90	85	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35	$9.39	$11.20	$10.85	$10.36
End of period	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35	$9.39	$11.20	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44	$9.54	$13.55	$12.84	$11.78
End of period	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44	$9.54	$13.55	$12.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03	$15.09	$27.17	$25.41	$23.00
End of period	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03	$15.09	$27.17	$25.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19	$21.87	$37.93	$33.32	$32.11
End of period	$61.51	$59.48	$54.27	$40.92	$37.09	$38.75	$31.19	$21.87	$37.93	$33.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18	$8.39	$14.52	$14.82	$12.71
End of period	$19.40	$20.34	$18.49	$13.88	$11.97	$12.59	$11.18	$8.39	$14.52	$14.82
Accumulation units outstanding at the end of period	45	46	50	54	57	58	57	58	56	37

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04	$18.10	$23.50	$22.51	$20.39
End of period	$28.94	$30.07	$28.18	$24.31	$22.73	$22.65	$21.04	$18.10	$23.50	$22.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54	$10.83	$10.91	$10.73	$10.56
End of period	$8.86	$9.12	$9.39	$9.66	$9.95	$10.24	$10.54	$10.83	$10.91	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03	$13.31	$20.55	$19.62	$16.70
End of period	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03	$13.31	$20.55	$19.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.94	$30.00	$23.68	$21.42	$22.58	$17.15	$13.03	$21.75	N/A	N/A
End of period	$27.71	$29.94	$30.00	$23.68	$21.42	$22.58	$17.15	$13.03	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.28	$9.95	$9.35	$9.56	$10.63	$9.32	$6.40	$13.51	N/A	N/A
End of period	$6.13	$8.28	$9.95	$9.35	$9.56	$10.63	$9.32	$6.40	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.14	$11.41	$10.17	$9.27	$10.02	$9.47	$7.96	$11.43	$10.91	$10.14
End of period	$10.65	$11.14	$11.41	$10.17	$9.27	$10.02	$9.47	$7.96	$11.43	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.60	$12.20	$10.34	$9.09	$10.75	$10.29	$8.14	$15.10	$13.89	$10.84
End of period	$9.92	$10.60	$12.20	$10.34	$9.09	$10.75	$10.29	$8.14	$15.10	$13.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	267	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.09	$6.55	$6.91	$5.77	$8.23	$7.25	$4.10	N/A	N/A	N/A
End of period	$6.54	$7.09	$6.55	$6.91	$5.77	$8.23	$7.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.80	$16.21	$12.58	$10.98	$12.09	$10.01	$7.77	$12.53	$12.55	$11.17
End of period	$15.74	$17.80	$16.21	$12.58	$10.98	$12.09	$10.01	$7.77	$12.53	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.39	$20.17	$15.87	$15.17	$16.56	$13.86	$10.22	$17.24	$18.23	$16.39
End of period	$18.89	$21.39	$20.17	$15.87	$15.17	$16.56	$13.86	$10.22	$17.24	$18.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.05	$12.02	$12.51	$10.55	$13.20	$11.15	$6.69	$13.79	N/A	N/A
End of period	$8.73	$11.05	$12.02	$12.51	$10.55	$13.20	$11.15	$6.69	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	872	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.19	$6.04	$5.14	$4.40	$4.68	$3.93	$3.22	$5.50	N/A	N/A
End of period	$6.17	$6.19	$6.04	$5.14	$4.40	$4.68	$3.93	$3.22	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$11.93	$11.19	$8.83	$8.17	$7.13	$5.89	$5.24	$9.99	$10.19	$8.10
End of period	$11.51	$11.93	$11.19	$8.83	$8.17	$7.13	$5.89	$5.24	$9.99	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.53	$8.68	$6.70	$5.47	$6.47	$5.87	$5.10	$10.64	$13.26	$11.50
End of period	$9.15	$9.53	$8.68	$6.70	$5.47	$6.47	$5.87	$5.10	$10.64	$13.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.20	$14.12	$12.83	$10.75	$12.07	$10.84	$8.52	$17.04	$15.80	$11.61
End of period	$13.54	$15.20	$14.12	$12.83	$10.75	$12.07	$10.84	$8.52	$17.04	$15.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.34	$16.74	$12.23	$10.63	$9.87	$9.79	$8.33	$11.17	$10.70	$10.37
End of period	$21.04	$20.34	$16.74	$12.23	$10.63	$9.87	$9.79	$8.33	$11.17	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.29	$14.14	$11.06	$9.65	$10.15	$8.92	$7.40	$13.27	$13.47	$11.68
End of period	$14.39	$15.29	$14.14	$11.06	$9.65	$10.15	$8.92	$7.40	$13.27	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.71	$32.98	$27.10	$26.75	$26.67	$23.06	$19.78	$32.78	$24.96	$21.28
End of period	$21.39	$28.71	$32.98	$27.10	$26.75	$26.67	$23.06	$19.78	$32.78	$24.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.91	$18.61	$13.84	$12.30	$13.25	$10.80	$8.73	$13.82	$14.54	$12.74
End of period	$17.52	$18.91	$18.61	$13.84	$12.30	$13.25	$10.80	$8.73	$13.82	$14.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.84	$7.55	$6.16	$5.70	$5.89	$5.41	$3.40	$6.19	$5.57	$5.24
End of period	$8.96	$8.84	$7.55	$6.16	$5.70	$5.89	$5.41	$3.40	$6.19	$5.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.28	$15.44	$12.60	$10.77	$12.08	$10.78	$7.96	$13.87	$13.44	$11.83
End of period	$15.40	$15.28	$15.44	$12.60	$10.77	$12.08	$10.78	$7.96	$13.87	$13.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.07	$15.53	$12.72	$11.31	$12.23	$10.76	$8.46	$14.31	$13.50	$12.04
End of period	$15.57	$16.07	$15.53	$12.72	$11.31	$12.23	$10.76	$8.46	$14.31	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.71	$11.70	$11.53	$10.91	$10.90	$10.33	$9.37	$11.19	$10.84	$10.35
End of period	$11.20	$11.71	$11.70	$11.53	$10.91	$10.90	$10.33	$9.37	$11.19	$10.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.06	$15.66	$13.16	$11.75	$12.49	$11.08	$8.91	$14.20	$13.45	$12.14
End of period	$15.57	$16.06	$15.66	$13.16	$11.75	$12.49	$11.08	$8.91	$14.20	$13.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.00	$12.88	$12.01	$11.15	$11.39	$10.54	$9.15	$11.96	$11.44	$10.67
End of period	$12.48	$13.00	$12.88	$12.01	$11.15	$11.39	$10.54	$9.15	$11.96	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.27	$35.30	$26.22	$22.73	$23.68	$20.89	$14.99	$27.02	$25.27	$22.89
End of period	$40.06	$37.27	$35.30	$26.22	$22.73	$23.68	$20.89	$14.99	$27.02	$25.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$58.95	$53.81	$40.60	$36.81	$38.47	$30.99	$21.73	$37.71	$33.14	$31.96
End of period	$60.94	$58.95	$53.81	$40.60	$36.81	$38.47	$30.99	$21.73	$37.71	$33.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.04	$9.31	$9.58	$9.87	$10.17	$10.47	$10.77	$10.85	$10.67	$10.51
End of period	$8.77	$9.04	$9.31	$9.58	$9.87	$10.17	$10.47	$10.77	$10.85	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,787	884	—	1,849

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.28	$12.26	$11.07	$10.17	$10.22	$9.36	$7.25	$10.64	$10.76	N/A
End of period	$11.04	$12.28	$12.26	$11.07	$10.17	$10.22	$9.36	$7.25	$10.64	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.69	$11.40	$12.08	$12.01	$11.55	$11.24	$10.96	$10.89	$10.54	$10.48
End of period	$11.33	$11.69	$11.40	$12.08	$12.01	$11.55	$11.24	$10.96	$10.89	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.45	$8.61	$6.66	$5.44	$6.43	$5.84	$5.07	$10.59	$13.21	N/A
End of period	$9.07	$9.45	$8.61	$6.66	$5.44	$6.43	$5.84	$5.07	$10.59	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.06	$15.42	$13.09	$11.43	$13.42	$12.94	$10.32	$18.62	$17.39	$14.27
End of period	$13.49	$14.06	$15.42	$13.09	$11.43	$13.42	$12.94	$10.32	$18.62	$17.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.21	$14.08	$11.01	$9.62	$10.12	$8.90	$7.39	$13.25	$13.46	$11.67
End of period	$14.31	$15.21	$14.08	$11.01	$9.62	$10.12	$8.90	$7.39	$13.25	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.69	$20.46	$15.85	$13.93	$14.67	$12.01	$8.97	$14.80	$14.20	$13.34
End of period	$20.48	$21.69	$20.46	$15.85	$13.93	$14.67	$12.01	$8.97	$14.80	$14.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.67	$13.37	$10.46	$9.34	$9.49	$8.54	$6.99	$11.55	$11.34	$10.16
End of period	$14.36	$14.67	$13.37	$10.46	$9.34	$9.49	$8.54	$6.99	$11.55	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.79	$18.50	$13.77	$12.24	$13.19	$10.76	$8.70	$13.78	$14.50	$12.72
End of period	$17.40	$18.79	$18.50	$13.77	$12.24	$13.19	$10.76	$8.70	$13.78	$14.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.18	$15.35	$12.53	$10.71	$12.02	$10.74	$7.93	$13.82	$13.40	$11.80
End of period	$15.29	$15.18	$15.35	$12.53	$10.71	$12.02	$10.74	$7.93	$13.82	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.93	$15.54	$13.06	$11.67	$12.41	$11.02	$8.86	$14.13	$13.40	$12.09
End of period	$15.43	$15.93	$15.54	$13.06	$11.67	$12.41	$11.02	$8.86	$14.13	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.93	$12.82	$11.96	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
End of period	$12.41	$12.93	$12.82	$11.96	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.90	$34.98	$25.99	$22.54	$23.50	$20.74	$14.89	$26.85	$25.13	$22.77
End of period	$39.65	$36.90	$34.98	$25.99	$22.54	$23.50	$20.74	$14.89	$26.85	$25.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$58.37	$53.31	$40.24	$36.51	$38.17	$30.76	$21.59	$37.48	$32.95	$31.79
End of period	$60.31	$58.37	$53.31	$40.24	$36.51	$38.17	$30.76	$21.59	$37.48	$32.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.51	$27.68	$23.90	$22.37	$22.32	$20.75	$17.87	$23.22	$22.26	$20.18
End of period	$28.38	$29.51	$27.68	$23.90	$22.37	$22.32	$20.75	$17.87	$23.22	$22.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.90	$23.98	$18.85	$16.70	$17.56	$15.92	$13.23	$20.45	$19.54	N/A
End of period	$24.36	$25.90	$23.98	$18.85	$16.70	$17.56	$15.92	$13.23	$20.45	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.64	$29.71	$23.47	$21.25	$22.41	$17.02	$12.95	$21.62	$19.87	N/A
End of period	$27.42	$29.64	$29.71	$23.47	$21.25	$22.41	$17.02	$12.95	$21.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.91	$16.37	$12.55	$11.00	$11.65	$9.47	$7.30	$11.25	$12.35	N/A
End of period	$13.98	$15.91	$16.37	$12.55	$11.00	$11.65	$9.47	$7.30	$11.25	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.05	$11.33	$10.10	$9.21	$9.96	$9.42	$7.92	$11.38	$10.87	$10.11
End of period	$10.56	$11.05	$11.33	$10.10	$9.21	$9.96	$9.42	$7.92	$11.38	$10.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.50	$12.09	$10.26	$9.02	$10.67	$10.22	$8.09	$15.02	$13.83	$10.79
End of period	$9.83	$10.50	$12.09	$10.26	$9.02	$10.67	$10.22	$8.09	$15.02	$13.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.89	$18.67	$14.23	$12.90	$13.40	$12.35	$9.51	$16.07	$16.47	$15.10
End of period	$18.90	$19.89	$18.67	$14.23	$12.90	$13.40	$12.35	$9.51	$16.07	$16.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.92	$18.50	$19.26	$18.42	$17.86	$17.10	$15.44	$16.77	$16.16	$15.90
End of period	$18.43	$18.92	$18.50	$19.26	$18.42	$17.86	$17.10	$15.44	$16.77	$16.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.40	$12.90	$12.94	$10.39	$11.42	$10.05	$7.81	$12.52	$15.18	$11.47
End of period	$13.84	$14.40	$12.90	$12.94	$10.39	$11.42	$10.05	$7.81	$12.52	$15.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.89	$15.31	$13.26	$11.80	$13.06	$11.99	$9.02	$15.73	$14.77	N/A
End of period	$14.16	$14.89	$15.31	$13.26	$11.80	$13.06	$11.99	$9.02	$15.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.22	$14.48	$10.69	$9.79	$10.81	$9.49	$7.87	$13.01	$11.58	$11.06
End of period	$15.51	$15.22	$14.48	$10.69	$9.79	$10.81	$9.49	$7.87	$13.01	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.20	$19.99	$15.74	$15.05	$16.44	$13.77	$10.16	$17.15	$18.15	$16.32
End of period	$18.70	$21.20	$19.99	$15.74	$15.05	$16.44	$13.77	$10.16	$17.15	$18.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.27	$14.93	$15.95	$15.86	$14.87	$14.28	$14.19	$13.72	$13.30	$13.27
End of period	$14.89	$15.27	$14.93	$15.95	$15.86	$14.87	$14.28	$14.19	$13.72	$13.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.68	$11.40	$12.07	$12.01	$11.55	$11.24	$10.95	$10.88	$10.54	$10.48
End of period	$11.32	$11.68	$11.40	$12.07	$12.01	$11.55	$11.24	$10.95	$10.88	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.13	$5.99	$5.10	$4.37	$4.65	$3.91	$3.21	$5.48	$5.41	N/A
End of period	$6.12	$6.13	$5.99	$5.10	$4.37	$4.65	$3.91	$3.21	$5.48	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$11.83	$11.10	$8.76	$8.12	$7.09	$5.86	$5.21	$9.95	$10.15	$8.07
End of period	$11.40	$11.83	$11.10	$8.76	$8.12	$7.09	$5.86	$5.21	$9.95	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$15.07	$14.00	$12.74	$10.68	$12.00	$10.78	$8.47	$16.96	$15.73	$11.57
End of period	$13.41	$15.07	$14.00	$12.74	$10.68	$12.00	$10.78	$8.47	$16.96	$15.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.05	$15.41	$13.08	$11.42	$13.41	$12.94	$10.31	$18.62	$17.38	$14.26
End of period	$13.48	$14.05	$15.41	$13.08	$11.42	$13.41	$12.94	$10.31	$18.62	$17.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.20	$14.07	$11.01	$9.61	$10.11	$8.90	$7.39	$13.25	$13.46	$11.67
End of period	$14.30	$15.20	$14.07	$11.01	$9.61	$10.11	$8.90	$7.39	$13.25	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.46	$32.72	$26.90	$26.56	$26.50	$22.93	$19.68	$32.63	$24.86	$21.20
End of period	$21.20	$28.46	$32.72	$26.90	$26.56	$26.50	$22.93	$19.68	$32.63	$24.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.67	$20.45	$15.84	$13.92	$14.66	$12.01	$8.96	$14.80	$14.19	$13.33
End of period	$20.47	$21.67	$20.45	$15.84	$13.92	$14.66	$12.01	$8.96	$14.80	$14.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.66	$13.36	$10.46	$9.34	$9.48	$8.54	$6.99	$11.54	$11.34	$10.16
End of period	$14.35	$14.66	$13.36	$10.46	$9.34	$9.48	$8.54	$6.99	$11.54	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.77	$18.49	$13.76	$12.24	$13.18	$10.75	$8.70	$13.77	$14.50	$12.72
End of period	$17.39	$18.77	$18.49	$13.76	$12.24	$13.18	$10.75	$8.70	$13.77	$14.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.76	$7.49	$6.11	$5.66	$5.85	$5.38	$3.38	$6.16	$5.55	$5.23
End of period	$8.88	$8.76	$7.49	$6.11	$5.66	$5.85	$5.38	$3.38	$6.16	$5.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.17	$15.34	$12.52	$10.70	$12.01	$10.73	$7.93	$13.82	$13.40	$11.80
End of period	$15.28	$15.17	$15.34	$12.52	$10.70	$12.01	$10.73	$7.93	$13.82	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.29	$15.15	$15.94	$15.20	$14.94	$14.31	$12.78	$13.11	$12.48	$12.43
End of period	$14.90	$15.29	$15.15	$15.94	$15.20	$14.94	$14.31	$12.78	$13.11	$12.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.97	$15.40	$14.67	$12.95	$12.75	$11.36	$8.00	$11.90	$12.41	N/A
End of period	$13.52	$14.97	$15.40	$14.67	$12.95	$12.75	$11.36	$8.00	$11.90	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.65	$11.64	$11.47	$10.87	$10.86	$10.30	$9.35	$11.17	$10.83	$10.34
End of period	$11.13	$11.65	$11.64	$11.47	$10.87	$10.86	$10.30	$9.35	$11.17	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.93	$12.81	$11.95	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
End of period	$12.40	$12.93	$12.81	$11.95	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.98	$14.77	$13.13	$11.90	$12.42	$11.31	$9.44	$13.42	$12.72	$11.69
End of period	$14.42	$14.98	$14.77	$13.13	$11.90	$12.42	$11.31	$9.44	$13.42	$12.72
Accumulation units outstanding at the end of period	6,508	6,749	6,989	7,248	7,533	7,826	8,138	8,496	8,811	9,083

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.87	$34.95	$25.97	$22.52	$23.48	$20.72	$14.88	$26.83	$25.11	$22.76
End of period	$39.61	$36.87	$34.95	$25.97	$22.52	$23.48	$20.72	$14.88	$26.83	$25.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.04	$18.24	$13.70	$11.83	$12.45	$11.07	$8.32	$14.40	$14.72	$12.64
End of period	$19.09	$20.04	$18.24	$13.70	$11.83	$12.45	$11.07	$8.32	$14.40	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.48	$27.65	$23.88	$22.35	$22.30	$20.74	$17.85	$23.21	$22.25	$20.17
End of period	$28.35	$29.48	$27.65	$23.88	$22.35	$22.30	$20.74	$17.85	$23.21	$22.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.89	$23.96	$18.84	$16.69	$17.56	$15.91	$13.23	$20.45	$19.54	N/A
End of period	$24.34	$25.89	$23.96	$18.84	$16.69	$17.56	$15.91	$13.23	$20.45	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.13	$29.23	$23.11	$20.94	$22.11	$16.81	$12.80	$21.39	$19.68	$16.90
End of period	$26.92	$29.13	$29.23	$23.11	$20.94	$22.11	$16.81	$12.80	$21.39	$19.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	494	575	470	522

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.33	$11.91	$10.12	$8.91	$10.54	$10.11	$8.01	$14.88	$13.71	N/A
End of period	$9.66	$10.33	$11.91	$10.12	$8.91	$10.54	$10.11	$8.01	$14.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.17	$12.17	$11.00	$10.11	$10.17	$9.32	$7.23	$10.62	$10.76	N/A
End of period	$10.93	$12.17	$12.17	$11.00	$10.11	$10.17	$9.32	$7.23	$10.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.57	$18.17	$18.94	$18.13	$17.60	$16.87	$15.24	$16.57	$15.98	$15.74
End of period	$18.07	$18.57	$18.17	$18.94	$18.13	$17.60	$16.87	$15.24	$16.57	$15.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	497	466	628	639

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.03	$14.31	$10.58	$9.70	$10.72	$9.42	$7.82	$12.93	$11.52	$11.02
End of period	$15.31	$15.03	$14.31	$10.58	$9.70	$10.72	$9.42	$7.82	$12.93	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,762	1,869	1,559	1,788

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.86	$19.69	$15.52	$14.86	$16.24	$13.61	$10.05	$16.99	$17.99	$16.20
End of period	$18.39	$20.86	$19.69	$15.52	$14.86	$16.24	$13.61	$10.05	$16.99	$17.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,016	1,229	995	952

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.99	$14.67	$15.68	$15.60	$14.65	$14.08	$14.01	$13.56	$13.15	$13.13
End of period	$14.60	$14.99	$14.67	$15.68	$15.60	$14.65	$14.08	$14.01	$13.56	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,985	1,687	2,570	2,585

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.54	$11.27	$11.95	$11.89	$11.45	$11.15	$10.88	$10.82	$10.49	$10.44
End of period	$11.17	$11.54	$11.27	$11.95	$11.89	$11.45	$11.15	$10.88	$10.82	$10.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,006	2,611	3,850	3,894

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.19	$16.00	$11.70	$9.77	$9.46	$7.95	$6.16	$9.24	$10.35	$9.41
End of period	$17.65	$17.19	$16.00	$11.70	$9.77	$9.46	$7.95	$6.16	$9.24	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,042	1,194	1,095	989

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$14.85	$13.81	$12.58	$10.55	$11.87	$10.67	$8.40	$16.82	$15.62	$11.50
End of period	$13.21	$14.85	$13.81	$12.58	$10.55	$11.87	$10.67	$8.40	$16.82	$15.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,837	2,014	1,400	1,563

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$13.87	$15.24	$12.94	$11.31	$13.30	$12.84	$10.25	$18.51	$17.30	$14.21
End of period	$13.31	$13.87	$15.24	$12.94	$11.31	$13.30	$12.84	$10.25	$18.51	$17.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,955	2,157	1,675	1,798

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.05	$13.95	$10.92	$9.55	$10.05	$8.85	$7.36	$13.21	$13.43	$11.66
End of period	$14.15	$15.05	$13.95	$10.92	$9.55	$10.05	$8.85	$7.36	$13.21	$13.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.41	$20.21	$15.68	$13.79	$14.54	$11.91	$8.90	$14.71	$14.13	$13.28
End of period	$20.20	$21.41	$20.21	$15.68	$13.79	$14.54	$11.91	$8.90	$14.71	$14.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	922	1,114	913	965

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.54	$18.28	$13.62	$12.12	$13.07	$10.67	$8.64	$13.70	$14.43	$12.67
End of period	$17.16	$18.54	$18.28	$13.62	$12.12	$13.07	$10.67	$8.64	$13.70	$14.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	776	863	723	710

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.05	$14.93	$15.72	$15.00	$14.76	$14.15	$12.64	$12.99	$12.38	$12.34
End of period	$14.65	$15.05	$14.93	$15.72	$15.00	$14.76	$14.15	$12.64	$12.99	$12.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,174	2,078	2,945	3,022

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.73	$15.17	$14.46	$12.78	$12.59	$11.23	$7.92	$11.80	$12.30	$11.48
End of period	$13.30	$14.73	$15.17	$14.46	$12.78	$12.59	$11.23	$7.92	$11.80	$12.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	749	932	875	834

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.53	$11.54	$11.39	$10.80	$10.80	$10.25	$9.31	$11.13	$10.80	$10.33
End of period	$11.01	$11.53	$11.54	$11.39	$10.80	$10.80	$10.25	$9.31	$11.13	$10.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.80	$12.70	$11.86	$11.03	$11.28	$10.45	$9.09	$11.90	$11.40	$10.65
End of period	$12.27	$12.80	$12.70	$11.86	$11.03	$11.28	$10.45	$9.09	$11.90	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.74	$14.55	$12.95	$11.75	$12.27	$11.18	$9.34	$13.29	$12.62	$11.60
End of period	$14.18	$14.74	$14.55	$12.95	$11.75	$12.27	$11.18	$9.34	$13.29	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.24	$52.33	$39.54	$35.91	$37.58	$30.32	$21.30	$37.01	$32.57	$31.45
End of period	$59.09	$57.24	$52.33	$39.54	$35.91	$37.58	$30.32	$21.30	$37.01	$32.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	273	349	273	315

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.76	$18.00	$13.54	$11.70	$12.32	$10.97	$8.25	$14.30	$14.63	$12.57
End of period	$18.81	$19.76	$18.00	$13.54	$11.70	$12.32	$10.97	$8.25	$14.30	$14.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,009	1,193	948	936

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$28.94	$27.17	$23.48	$22.00	$21.97	$20.45	$17.62	$22.93	$22.01	$19.97
End of period	$27.80	$28.94	$27.17	$23.48	$22.00	$21.97	$20.45	$17.62	$22.93	$22.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	814	827	892	933

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.59	$23.71	$18.66	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
End of period	$24.03	$25.59	$23.71	$18.66	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	700	749	663	702

Accumulation Unit Values
Contract with Endorsements - 3.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.10	$29.20	$23.09	$20.92	$22.09	$16.80	$12.79	$21.37	N/A	N/A
End of period	$26.90	$29.10	$29.20	$23.09	$20.92	$22.09	$16.80	$12.79	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.76	$16.23	$12.46	$10.93	$11.58	$9.42	$7.27	$11.22	N/A	N/A
End of period	$13.83	$15.76	$16.23	$12.46	$10.93	$11.58	$9.42	$7.27	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$29.59	$28.03	$20.80	$19.40	$19.86	$18.18	$13.91	$24.27	$22.82	$22.50
End of period	$30.48	$29.59	$28.03	$20.80	$19.40	$19.86	$18.18	$13.91	$24.27	$22.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.33	$11.90	$10.11	$8.90	$10.54	$10.10	$8.00	$14.88	$13.71	$10.71
End of period	$9.65	$10.33	$11.90	$10.11	$8.90	$10.54	$10.10	$8.00	$14.88	$13.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.53	$18.35	$14.00	$12.70	$13.21	$12.18	$9.39	$15.89	$16.30	$14.96
End of period	$18.54	$19.53	$18.35	$14.00	$12.70	$13.21	$12.18	$9.39	$15.89	$16.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.17	$12.16	$11.00	$10.11	$10.17	$9.32	$7.23	$10.62	N/A	N/A
End of period	$10.93	$12.17	$12.16	$11.00	$10.11	$10.17	$9.32	$7.23	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.56	$18.16	$18.93	$18.12	$17.59	$16.86	$15.23	$16.57	$15.98	$15.74
End of period	$18.06	$18.56	$18.16	$18.93	$18.12	$17.59	$16.86	$15.23	$16.57	$15.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,208	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.54	$15.99	$12.43	$10.86	$11.99	$9.94	$7.73	$12.47	$12.52	N/A
End of period	$15.48	$17.54	$15.99	$12.43	$10.86	$11.99	$9.94	$7.73	$12.47	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	312	313	1,096	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.26	$12.79	$12.84	$10.32	$11.36	$10.00	$7.78	$12.49	$15.16	N/A
End of period	$13.69	$14.26	$12.79	$12.84	$10.32	$11.36	$10.00	$7.78	$12.49	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	318	319	320	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.60	$15.03	$13.03	$11.61	$12.86	$11.81	$8.89	$15.53	$14.60	$12.28
End of period	$13.87	$14.60	$15.03	$13.03	$11.61	$12.86	$11.81	$8.89	$15.53	$14.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.02	$14.31	$10.57	$9.69	$10.72	$9.41	$7.81	$12.93	$11.52	$11.02
End of period	$15.30	$15.02	$14.31	$10.57	$9.69	$10.72	$9.41	$7.81	$12.93	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.84	$19.68	$15.51	$14.85	$16.23	$13.60	$10.05	$16.98	$17.99	$16.19
End of period	$18.37	$20.84	$19.68	$15.51	$14.85	$16.23	$13.60	$10.05	$16.98	$17.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	460	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.58	$19.65	$14.51	$12.72	$13.30	$10.87	$8.32	$14.24	$13.19	$11.88
End of period	$19.59	$20.58	$19.65	$14.51	$12.72	$13.30	$10.87	$8.32	$14.24	$13.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$28.95	$26.85	$19.50	$17.31	$18.97	$15.58	$11.24	$20.87	$19.94	$18.35
End of period	$28.91	$28.95	$26.85	$19.50	$17.31	$18.97	$15.58	$11.24	$20.87	$19.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.97	$14.65	$15.67	$15.59	$14.64	$14.07	$14.00	$13.55	$13.14	$13.13
End of period	$14.58	$14.97	$14.65	$15.67	$15.59	$14.64	$14.07	$14.00	$13.55	$13.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Index Division
Accumulation unit value:
Beginning of period	$11.64	$10.94	$8.65	$8.02	$7.01	$5.80	$5.16	$9.86	$10.07	$8.02
End of period	$11.22	$11.64	$10.94	$8.65	$8.02	$7.01	$5.80	$5.16	$9.86	$10.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,762

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 30 Division
Accumulation unit value:
Beginning of period	$14.83	$13.80	$12.57	$10.55	$11.86	$10.66	$8.39	$16.82	$15.61	$11.49
End of period	$13.20	$14.83	$13.80	$12.57	$10.55	$11.86	$10.66	$8.39	$16.82	$15.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,317	2,553

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.85	$16.37	$11.98	$10.43	$9.70	$9.63	$8.21	$11.03	$10.58	$10.27
End of period	$20.51	$19.85	$16.37	$11.98	$10.43	$9.70	$9.63	$8.21	$11.03	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	882	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$13.86	$15.23	$12.94	$11.31	$13.29	$12.84	$10.24	$18.51	N/A	N/A
End of period	$13.30	$13.86	$15.23	$12.94	$11.31	$13.29	$12.84	$10.24	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.04	$13.94	$10.92	$9.54	$10.05	$8.85	$7.36	$13.20	$13.43	$11.66
End of period	$14.15	$15.04	$13.94	$10.92	$9.54	$10.05	$8.85	$7.36	$13.20	$13.43
Accumulation units outstanding at the end of period	5,162	5,583	6,021	6,524	7,122	7,752	8,444	9,299	9,877	18,078

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.03	$32.25	$26.54	$26.23	$26.20	$22.69	$19.49	$32.35	$24.67	$23.56
End of period	$20.85	$28.03	$32.25	$26.54	$26.23	$26.20	$22.69	$19.49	$32.35	$24.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	165	165	349	166

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.53	$18.27	$13.61	$12.12	$13.06	$10.67	$8.64	$13.69	$14.43	N/A
End of period	$17.15	$18.53	$18.27	$13.61	$12.12	$13.06	$10.67	$8.64	$13.69	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	188	189	189	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$14.97	$15.15	$12.38	$10.59	$11.90	$10.64	$7.87	$13.73	$13.32	$11.75
End of period	$15.06	$14.97	$15.15	$12.38	$10.59	$11.90	$10.64	$7.87	$13.73	$13.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.03	$14.91	$15.71	$14.99	$14.75	$14.15	$12.64	$12.98	$12.37	$12.33
End of period	$14.63	$15.03	$14.91	$15.71	$14.99	$14.75	$14.15	$12.64	$12.98	$12.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,238	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.41	$19.63	$14.44	$12.88	$14.02	$12.31	$8.79	$17.17	$18.77	$17.12
End of period	$18.95	$21.41	$19.63	$14.44	$12.88	$14.02	$12.31	$8.79	$17.17	$18.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$15.66	$15.16	$12.43	$11.07	$11.99	$10.57	$8.32	$14.10	N/A	N/A
End of period	$15.15	$15.66	$15.16	$12.43	$11.07	$11.99	$10.57	$8.32	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.65	$15.28	$12.86	$11.50	$12.25	$10.88	$8.76	$13.98	$13.27	$11.99
End of period	$15.14	$15.65	$15.28	$12.86	$11.50	$12.25	$10.88	$8.76	$13.98	$13.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,910	4,416

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.73	$14.54	$12.94	$11.74	$12.26	$11.18	$9.34	$13.29	$12.61	$11.60
End of period	$14.17	$14.73	$14.54	$12.94	$11.74	$12.26	$11.18	$9.34	$13.29	$12.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.15	$34.30	$25.52	$22.15	$23.12	$20.42	$14.68	$26.50	$24.82	$22.52
End of period	$38.80	$36.15	$34.30	$25.52	$22.15	$23.12	$20.42	$14.68	$26.50	$24.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	772

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.17	$52.27	$39.50	$35.87	$37.54	$30.29	$21.28	$36.98	$32.54	$31.43
End of period	$59.01	$57.17	$52.27	$39.50	$35.87	$37.54	$30.29	$21.28	$36.98	$32.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	211	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.75	$17.99	$13.53	$11.69	$12.32	$10.96	$8.25	$14.29	$14.62	$12.57
End of period	$18.79	$19.75	$17.99	$13.53	$11.69	$12.32	$10.96	$8.25	$14.29	$14.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$28.92	$27.15	$23.47	$21.99	$21.96	$20.44	$17.61	$22.92	$22.00	$19.96
End of period	$27.77	$28.92	$27.15	$23.47	$21.99	$21.96	$20.44	$17.61	$22.92	$22.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	689	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.58	$23.70	$18.65	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
End of period	$24.02	$25.58	$23.70	$18.65	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	481	—

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2015

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Institutional Alt 65 Fund	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Multi-Strategy Income Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund	Curian Dynamic Risk Advantage - Diversified Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—	—	—	—
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

See notes to the financial statements.
1

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/Aberdeen Latin America Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	JG - Alt 100 Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	140,798
Investment Division units sold	—	—	—	—	—	—	—	—	—	85,829
Total assets	—	—	—	—	—	—	—	—	—	445,723,322

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	85,829
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	128,101
Insurance fees due to Jackson	—	—	—	—	—	—	—	—	—	12,697
Total liabilities	—	—	—	—	—	—	—	—	—	226,627
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	43,977,956
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$468,431,228

See notes to the financial statements.
2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943
Receivables:
Investments in Fund shares sold	8,331	9,046	—	32,559	25,677	1,357	33,161	32,741	448,432	263
Investment Division units sold	40,000	—	—	92,281	211,852	6,728	35,718	160,137	274,490	6,090
Total assets	122,304,520	81,469,981	—	71,986,459	240,471,578	45,573,401	219,811,405	398,383,145	813,542,272	9,042,296

Liabilities
Payables:
Investments in Fund shares purchased	40,000	—	—	92,281	211,852	6,728	35,718	160,137	274,490	6,090
Investment Division units redeemed	4,658	6,751	—	30,470	18,988	33	27,009	21,168	425,166	4
Insurance fees due to Jackson	3,673	2,295	—	2,089	6,689	1,324	6,152	11,573	23,266	259
Total liabilities	48,331	9,046	—	124,840	237,529	8,085	68,879	192,878	722,922	6,353
Net assets (Note 7)	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943

(a) Investments in Funds, shares outstanding	11,632,368	7,046,794	—	7,524,777	22,141,387	4,952,752	18,733,378	35,175,819	70,926,645	1,099,263
Investments in Funds, at cost	$126,463,652	$88,385,663	$—	$74,969,079	$249,074,195	$48,721,794	$232,177,335	$412,886,858	$845,875,583	$10,879,730

See notes to the financial statements.
3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822
Receivables:
Investments in Fund shares sold	3,931	32,403	7,688	3,914	11,528	6,205	2,969	4,431	238,276	82,058
Investment Division units sold	19,270	89,609	229,321	70,787	260,568	15,272	12,804	245	1,303,443	15,001
Total assets	75,336,573	134,454,195	175,606,839	91,190,184	172,936,564	25,114,992	67,191,521	36,083,485	366,168,897	34,307,881

Liabilities
Payables:
Investments in Fund shares purchased	19,270	89,609	229,321	70,787	260,568	15,272	12,804	245	1,303,443	15,001
Investment Division units redeemed	1,700	28,610	2,632	1,359	6,645	5,490	1,020	3,404	225,893	81,066
Insurance fees due to Jackson	2,231	3,793	5,056	2,555	4,883	715	1,949	1,027	12,383	992
Total liabilities	23,201	122,012	237,009	74,701	272,096	21,477	15,773	4,676	1,541,719	97,059
Net assets (Note 7)	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822

(a) Investments in Funds, shares outstanding	6,884,220	11,138,655	15,027,406	7,787,648	11,211,978	17,187,339	7,063,696	4,346,844	34,237,294	3,586,040
Investments in Funds, at cost	$75,800,957	$135,080,121	$175,296,240	$91,013,839	$164,183,091	$49,298,932	$72,075,232	$50,854,928	$368,055,006	$35,755,909

See notes to the financial statements.
4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Assets
Investments, at fair value (a)	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366
Receivables:
Investments in Fund shares sold	961	48,918	—	19,422	1,774	124,450	3,857	195,451	35,112	11,141
Investment Division units sold	6,750	51,941	—	3,687	25,177	—	10,075	54,407	86,779	—
Total assets	27,787,778	120,757,145	—	43,962,588	15,649,720	12,474,515	5,295,228	101,397,465	59,666,640	14,038,507

Liabilities
Payables:
Investments in Fund shares purchased	6,750	51,941	—	3,687	25,177	—	10,075	54,407	86,779	—
Investment Division units redeemed	166	45,436	—	18,206	1,338	124,091	3,708	192,539	33,247	10,719
Insurance fees due to Jackson	795	3,482	—	1,216	436	359	149	2,912	1,865	422
Total liabilities	7,711	100,859	—	23,109	26,951	124,450	13,932	249,858	121,891	11,141
Net assets (Note 7)	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366

(a) Investments in Funds, shares outstanding	2,536,992	10,410,378	—	3,707,973	17,753,147	1,217,955	910,568	10,363,484	5,606,850	1,560,330
Investments in Funds, at cost	$29,862,781	$121,112,532	$—	$44,519,225	$34,209,422	$12,202,841	$6,813,584	$108,820,440	$60,996,045	$15,464,192

See notes to the financial statements.
5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Assets
Investments, at fair value (a)	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746
Receivables:
Investments in Fund shares sold	11,264	117,320	19,285	13,712	813	327,208	133,168	200,541	373,076	297,131
Investment Division units sold	2,439,046	16,200	—	9,559	68,052	46,604	356,844	623,814	421,882	290,787
Total assets	381,457,977	110,274,304	11,366,511	24,619,520	8,301,485	618,285,786	714,036,567	1,229,176,996	1,605,368,016	1,536,893,664

Liabilities
Payables:
Investments in Fund shares purchased	2,439,046	16,200	—	9,559	68,052	46,604	356,844	623,814	421,882	290,787
Investment Division units redeemed	417	114,157	18,975	13,007	584	303,916	105,076	152,279	310,550	237,665
Insurance fees due to Jackson	10,847	3,163	310	705	229	23,292	28,092	48,262	62,526	59,466
Total liabilities	2,450,310	133,520	19,285	23,271	68,865	373,812	490,012	824,355	794,958	587,918
Net assets (Note 7)	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746

(a) Investments in Funds, shares outstanding	31,903,002	8,039,473	1,019,517	7,908,762	747,062	43,545,594	72,075,410	110,067,441	150,947,607	109,112,624
Investments in Funds, at cost	$372,449,411	$108,975,641	$11,610,802	$38,105,691	$8,185,950	$671,239,819	$726,677,935	$1,226,408,769	$1,600,272,407	$1,611,582,858

See notes to the financial statements.
6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023
Receivables:
Investments in Fund shares sold	359,973	1,260,013	251	555,143	222,435	896	871,075	771,339	204,433	626,933
Investment Division units sold	263,650	393,898	4,500	222,235	279,807	32,352	551,121	867,925	80,083	203,184
Total assets	1,942,640,949	2,750,104,533	6,233,871	1,001,397,574	514,366,358	31,771,149	1,120,794,096	1,830,574,456	418,556,876	487,134,140

Liabilities
Payables:
Investments in Fund shares purchased	263,650	393,898	4,500	222,235	279,807	32,352	551,121	867,925	80,083	203,184
Investment Division units redeemed	283,658	1,150,537	76	515,365	202,489	—	826,832	699,394	187,698	607,870
Insurance fees due to Jackson	76,315	109,476	175	39,778	19,946	896	44,243	71,945	16,735	19,063
Total liabilities	623,623	1,653,911	4,751	777,378	502,242	33,248	1,422,196	1,639,264	284,516	830,117
Net assets (Note 7)	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023

(a) Investments in Funds, shares outstanding	134,862,314	184,707,703	650,901	44,951,491	39,958,329	3,212,338	93,358,791	114,094,522	42,249,733	37,207,653
Investments in Funds, at cost	$2,049,567,302	$2,893,460,911	$6,355,002	$1,111,421,315	$559,550,520	$33,103,155	$1,116,813,488	$1,622,498,689	$456,173,807	$479,447,364

See notes to the financial statements.
7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632
Receivables:
Investments in Fund shares sold	1,054,848	262,245	343,936	278,209	309,714	1,193,785	294,247	296,624	8,600	1,303,363
Investment Division units sold	2,667,758	733,314	662,497	601,775	143,889	1,496,498	584,268	1,141,930	17,685	301,161
Total assets	2,901,387,787	942,132,039	927,327,101	760,461,317	198,438,686	3,520,167,776	955,105,262	661,430,491	28,321,012	620,098,156

Liabilities
Payables:
Investments in Fund shares purchased	2,667,758	733,314	662,497	601,775	143,889	1,496,498	584,268	1,141,930	17,685	301,161
Investment Division units redeemed	944,811	225,615	308,688	248,355	303,727	1,059,866	256,564	270,954	7,799	1,280,391
Insurance fees due to Jackson	110,037	36,630	35,248	29,854	5,987	133,919	37,683	25,670	801	22,972
Total liabilities	3,722,606	995,559	1,006,433	879,984	453,603	2,690,283	878,515	1,438,554	26,285	1,604,524
Net assets (Note 7)	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632

(a) Investments in Funds, shares outstanding	176,471,692	74,693,371	79,717,786	77,825,956	20,453,004	314,903,983	33,825,833	90,907,980	2,707,629	52,592,996
Investments in Funds, at cost	$2,614,012,195	$936,745,001	$956,884,761	$870,112,090	$213,054,983	$3,644,406,604	$882,198,440	$908,694,881	$27,734,621	$772,399,288

See notes to the financial statements.
8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Assets
Investments, at fair value (a)	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395
Receivables:
Investments in Fund shares sold	151,625	277,138	269,283	293,582	483	84,516	164,433	834,224	191,240	653,008
Investment Division units sold	91,135	46,817	105,754	334,150	88,228	195,702	73,682	266,753	130,634	439,823
Total assets	434,625,206	431,300,983	438,349,792	613,954,039	16,235,502	100,286,356	334,750,912	1,342,138,132	429,311,486	682,980,226

Liabilities
Payables:
Investments in Fund shares purchased	91,135	46,817	105,754	334,150	88,228	195,702	73,682	266,753	130,634	439,823
Investment Division units redeemed	134,285	259,782	251,581	270,181	5	80,506	151,062	780,567	174,167	626,907
Insurance fees due to Jackson	17,340	17,356	17,702	23,401	478	4,010	13,371	53,657	17,073	26,101
Total liabilities	242,760	323,955	375,037	627,732	88,711	280,218	238,115	1,100,977	321,874	1,092,831
Net assets (Note 7)	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395

(a) Investments in Funds, shares outstanding	41,928,807	13,468,032	64,125,147	57,535,301	1,469,226	15,975,421	45,143,427	121,691,212	42,984,931	67,917,071
Investments in Funds, at cost	$427,274,131	$360,785,545	$491,082,736	$591,891,145	$16,054,589	$124,796,560	$349,188,855	$1,240,369,693	$449,589,180	$786,611,732
See notes to the financial statements.
9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Assets
Investments, at fair value (a)	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046
Receivables:
Investments in Fund shares sold	1,399,416	228,191	193,846	572,739	115,003	225,007	306,739	225	1,492,661	363,281
Investment Division units sold	364,617	380,524	108,610	284,018	42,982	814,670	205,470	32,708	443,978	366,082
Total assets	1,675,330,956	541,738,987	582,566,825	883,869,836	145,843,886	656,141,624	355,763,208	7,867,068	1,309,796,079	749,536,409

Liabilities
Payables:
Investments in Fund shares purchased	364,617	380,524	108,610	284,018	42,982	814,670	205,470	32,708	443,978	366,082
Investment Division units redeemed	1,334,275	207,183	170,578	537,320	109,472	198,801	292,724	5	1,441,680	334,726
Insurance fees due to Jackson	65,141	21,008	23,268	35,419	5,531	26,206	14,015	220	50,981	28,555
Total liabilities	1,764,033	608,715	302,456	856,757	157,985	1,039,677	512,209	32,933	1,936,639	729,363
Net assets (Note 7)	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046

(a) Investments in Funds, shares outstanding	161,074,776	58,500,570	54,265,086	76,056,251	15,887,230	68,453,704	32,772,232	884,214	133,727,959	61,127,106
Investments in Funds, at cost	$1,804,921,012	$567,978,839	$551,773,423	$915,082,705	$197,883,425	$784,305,278	$368,022,955	$8,223,793	$1,358,192,413	$735,278,962

See notes to the financial statements.
10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A
Assets
Investments, at fair value (a)	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—
Receivables:
Investments in Fund shares sold	232,024	207,142	254,948	1,797,480	833,105	298,706	229,291	137,933	561,560	—
Investment Division units sold	454,729	104,539	1,126,029	487,734	990,446	289,365	168,722	37,428	335,372	—
Total assets	637,324,540	276,909,974	936,688,470	2,261,376,404	1,071,421,660	762,313,188	362,116,949	370,211,178	729,007,747	—

Liabilities
Payables:
Investments in Fund shares purchased	454,729	104,539	1,126,029	487,734	990,446	289,365	168,722	37,428	335,372	—
Investment Division units redeemed	206,223	196,084	218,733	1,708,681	792,097	268,528	215,642	123,285	533,145	—
Insurance fees due to Jackson	25,801	11,058	36,215	88,799	41,008	30,178	13,649	14,648	28,415	—
Total liabilities	686,753	311,681	1,380,977	2,285,214	1,823,551	588,071	398,013	175,361	896,932	—
Net assets (Note 7)	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—

(a) Investments in Funds, shares outstanding	45,669,856	19,302,044	49,592,126	194,917,273	36,343,803	57,881,848	46,854,784	34,843,297	63,313,984	—
Investments in Funds, at cost	$675,146,550	$269,506,682	$966,524,471	$2,464,337,446	$1,112,438,919	786,854,471	$486,417,355	$328,289,162	$755,133,019	$—

See notes to the financial statements.
11

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681
Receivables:
Investments in Fund shares sold	263,430	104,625	—	316,622	408,372	64,528	1,285,708	1,467,544	661,057	24,180
Investment Division units sold	379,129	434,297	—	33,147	673,625	470,063	744,185	3,772,969	554,840	12,028
Total assets	472,808,516	433,818,624	—	685,952,112	1,005,153,341	220,408,008	1,502,037,167	3,711,410,033	1,178,081,758	40,470,889

Liabilities
Payables:
Investments in Fund shares purchased	379,129	434,297	—	33,147	673,625	470,063	744,185	3,772,969	554,840	12,028
Investment Division units redeemed	244,874	87,595	—	289,651	369,666	55,954	1,227,265	1,323,535	614,906	23,005
Insurance fees due to Jackson	18,556	17,030	—	26,971	38,706	8,574	58,443	144,009	46,151	1,175
Total liabilities	642,559	538,922	—	349,769	1,081,997	534,591	2,029,893	5,240,513	1,215,897	36,208
Net assets (Note 7)	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681

(a) Investments in Funds, shares outstanding	58,581,384	36,563,688	—	60,512,122	78,750,694	16,179,059	88,183,849	220,736,719	80,058,902	3,679,225
Investments in Funds, at cost	$580,140,019	$477,832,588	$—	$645,832,357	$1,057,885,969	$235,551,066	$1,548,398,253	$3,285,471,440	$1,243,365,274	$40,486,680

See notes to the financial statements.
12

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917
Receivables:
Investments in Fund shares sold	746,378	1,491	1,007,295	65,370	215,694	127	308,831	862,872	1,531,264	1,317,585
Investment Division units sold	72,462	5,972	16,502	62,218	185,083	86	858,653	521,021	1,573,486	444,271
Total assets	446,270,308	51,584,899	207,704,495	102,172,236	400,463,374	4,549,234	940,494,619	1,113,329,550	3,049,496,281	1,182,150,773

Liabilities
Payables:
Investments in Fund shares purchased	72,462	5,972	16,502	62,218	185,083	86	858,653	521,021	1,573,486	444,271
Investment Division units redeemed	733,335	29	1,001,314	61,310	199,607	4	270,902	818,479	1,409,857	1,271,808
Insurance fees due to Jackson	13,043	1,462	5,981	4,060	16,087	123	37,929	44,393	121,407	45,777
Total liabilities	818,840	7,463	1,023,797	127,588	400,777	213	1,167,484	1,383,893	3,104,750	1,761,856
Net assets (Note 7)	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917

(a) Investments in Funds, shares outstanding	43,458,680	5,236,288	20,709,489	8,604,102	38,320,172	535,809	66,010,340	114,162,798	253,022,552	116,754,591
Investments in Funds, at cost	$469,842,174	$54,710,498	$219,419,985	$109,950,396	$415,354,203	$4,679,243	$890,342,483	$1,333,858,090	$3,236,511,989	$1,262,786,520

See notes to the financial statements.
13

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Assets
Investments, at fair value (a)	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313
Receivables:
Investments in Fund shares sold	575,403	264,633	198,509	98,309	282,977	3,606,281	675,061	1,336,544	15,951	628,538
Investment Division units sold	747,323	207,820	577,963	38,224	43,467	3,452,864	978,484	840,426	7,316	445,319
Total assets	1,361,170,897	291,343,822	355,045,371	153,234,612	453,485,200	5,968,130,607	1,019,548,741	2,111,834,378	20,199,659	890,103,170

Liabilities
Payables:
Investments in Fund shares purchased	747,323	207,820	577,963	38,224	43,467	3,452,864	978,484	840,426	7,316	445,319
Investment Division units redeemed	521,614	253,592	183,893	92,200	266,929	3,377,507	634,262	1,252,383	15,382	593,428
Insurance fees due to Jackson	53,789	11,041	14,616	6,109	16,048	228,774	40,799	84,161	569	35,110
Total liabilities	1,322,726	472,453	776,472	136,533	326,444	7,059,145	1,653,545	2,176,970	23,267	1,073,857
Net assets (Note 7)	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313

(a) Investments in Funds, shares outstanding	236,084,752	23,457,368	35,006,808	8,683,952	47,008,170	371,637,872	66,312,391	149,727,282	2,195,472	72,044,515
Investments in Funds, at cost	$1,624,372,344	$331,191,845	$401,990,125	$143,604,679	$488,008,816	$6,045,608,361	$1,064,969,156	$2,038,246,075	$21,562,282	$1,082,935,653

See notes to the financial statements.
14

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Assets
Investments, at fair value (a)	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113
Receivables:
Investments in Fund shares sold	909,573	564,167	1,780,687	1,056,927	2,223,577	215,740	173,291	87,426	1,449,807	875,161
Investment Division units sold	1,008,841	208,302	1,128,716	488,445	2,609,829	175,257	6,312,488	16,788	3,473,852	2,119,503
Total assets	1,666,559,488	1,390,568,334	4,590,104,440	2,972,587,255	5,611,830,400	218,397,846	483,567,855	32,092,112	3,518,644,501	3,183,249,777

Liabilities
Payables:
Investments in Fund shares purchased	1,008,841	208,302	1,128,716	488,445	2,609,829	175,257	6,312,488	16,788	3,473,852	2,119,503
Investment Division units redeemed	843,348	507,150	1,598,688	938,097	2,000,667	207,603	154,665	86,507	1,312,492	748,797
Insurance fees due to Jackson	66,225	57,017	181,999	118,830	222,910	8,137	18,626	919	137,315	126,364
Total liabilities	1,918,414	772,469	2,909,403	1,545,372	4,833,406	390,997	6,485,779	104,214	4,923,659	2,994,664
Net assets (Note 7)	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113

(a) Investments in Funds, shares outstanding	97,920,063	116,203,668	311,841,947	225,934,744	391,550,069	21,692,224	39,657,695	3,342,518	102,202,468	83,978,218
Investments in Funds, at cost	$1,414,550,612	$1,349,879,154	$3,933,815,915	$2,728,634,370	$4,939,756,422	$244,248,953	$562,989,133	$32,389,674	$3,179,336,748	$2,971,502,834

See notes to the financial statements.
15

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Assets
Investments, at fair value (a)	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505
Receivables:
Investments in Fund shares sold	519,971	1,241,900	1,096	1,821,739	8,316,378	523,131	—	79,413	867,101	376,647
Investment Division units sold	1,243,783	663,067	—	3,054,174	1,965,852	234,709	—	9,603	507,080	140,111
Total assets	903,473,067	1,329,369,432	2,963,714	4,596,430,522	1,499,875,812	619,801,642	—	104,367,386	909,907,208	495,636,263

Liabilities
Payables:
Investments in Fund shares purchased	1,243,783	663,067	—	3,054,174	1,965,852	234,709	—	9,603	507,080	140,111
Investment Division units redeemed	485,137	1,190,767	1,009	1,647,211	8,258,028	498,439	—	75,254	830,998	356,503
Insurance fees due to Jackson	34,834	51,133	87	174,528	58,350	24,692	—	4,159	36,103	20,144
Total liabilities	1,763,754	1,904,967	1,096	4,875,913	10,282,230	757,840	—	89,016	1,374,181	516,758
Net assets (Note 7)	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505

(a) Investments in Funds, shares outstanding	91,917,361	85,808,951	312,183	220,429,890	1,489,593,582	30,109,134	—	23,380,801	50,841,244	26,462,828
Investments in Funds, at cost	$916,285,833	$1,302,126,577	$3,017,136	$4,344,581,314	$1,489,593,582	$620,512,339	$—	$99,707,172	$892,857,028	$384,484,865

See notes to the financial statements.
16

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Assets
Investments, at fair value (a)	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636
Receivables:
Investments in Fund shares sold	305,203	269,758	1,412,814	3,177,832	—	314,189	403,471	873,581	438,469	610,863
Investment Division units sold	476,574	217,194	2,821,317	864,666	—	781,121	1,152,921	508,706	369,139	815,172
Total assets	657,361,553	354,194,321	2,845,020,362	2,833,578,505	—	837,302,538	1,104,586,586	584,572,594	316,015,507	1,173,775,671

Liabilities
Payables:
Investments in Fund shares purchased	476,574	217,194	2,821,317	864,666	—	781,121	1,152,921	508,706	369,139	815,172
Investment Division units redeemed	279,205	255,447	1,301,145	3,064,129	—	281,121	359,752	849,952	426,162	564,545
Insurance fees due to Jackson	25,998	14,311	111,669	113,703	—	33,068	43,719	23,629	12,307	46,318
Total liabilities	781,777	486,952	4,234,131	4,042,498	—	1,095,310	1,556,392	1,382,287	807,608	1,426,035
Net assets (Note 7)	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636

(a) Investments in Funds, shares outstanding	62,951,081	16,070,303	110,924,882	227,089,567	—	44,173,652	50,069,460	72,087,801	43,417,066	112,401,691
Investments in Funds, at cost	$635,354,566	$318,480,382	$2,552,983,418	$2,517,330,740	$—	$857,523,744	$1,472,517,033	$835,034,824	$452,034,982	$1,099,824,566

See notes to the financial statements.
17

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Value Line 30 Fund - A	JNL/PPM America Total Return Fund - A
Assets
Investments, at fair value (a)	$—	$45,461,189
Receivables:
Investments in Fund shares sold	—	71,844
Investment Division units sold	—	284,353
Total assets	—	45,817,386

Liabilities
Payables:
Investments in Fund shares purchased	—	284,353
Investment Division units redeemed	—	70,152
Insurance fees due to Jackson	—	1,692
Total liabilities	—	356,197
Net assets (Note 7)	$—	$45,461,189

(a) Investments in Funds, shares outstanding	—	3,977,357
Investments in Funds, at cost	$—	46,897,451

See notes to the financial statements.
18

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Investment income
Dividends	$407,398	$1,744,263	$2,210,585	$30,990	$87,966	$115,843	$569,564	$1,359,832	$3,320,843	$1,230,379

Expenses
Asset-based charges (Note 3)	117,373	348,276	418,865	16,666	26,326	34,869	129,176	299,766	953,996	824,540
Total expenses	117,373	348,276	418,865	16,666	26,326	34,869	129,176	299,766	953,996	824,540
Net investment income (loss)	290,025	1,395,987	1,791,720	14,324	61,640	80,974	440,388	1,060,066	2,366,847	405,839

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	434,839	2,141,178	6,856,572	33,662	155,187	172,909	234,054	4,422,646	8,493,304	13,420,816
Investments	616,092	(341,156)	1,854,889	(204,913)	(62,853)	(412,954)	(244,371)	3,863,988	15,730,398	2,978,132
Net change in unrealized appreciation
(depreciation) on investments	(265,790)	66,980	(5,604,255)	181,175	236,732	452,303	198,214	(5,054,300)	(10,860,176)	(10,237,793)
Net realized and unrealized gain (loss)	785,141	1,867,002	3,107,206	9,924	329,066	212,258	187,897	3,232,334	13,363,526	6,161,155

Net increase (decrease) in net assets
from operations	$1,075,166	$3,262,989	$4,898,926	$24,248	$390,706	$293,232	$628,285	$4,292,400	$15,730,373	$6,566,994

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.
See notes to the financial statements.
19

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Investment income
Dividends	$—	$4,499,582	$205	$7,832	$—	$69,554	$—	$—	$530,794	$4,986,535

Expenses
Asset-based charges (Note 3)	185,456	610,401	5,204	12,008	13,394	28,716	208,758	10,033	51,294	4,497,617
Total expenses	185,456	610,401	5,204	12,008	13,394	28,716	208,758	10,033	51,294	4,497,617
Net investment income (loss)	(185,456)	3,889,181	(4,999)	(4,176)	(13,394)	40,838	(208,758)	(10,033)	479,500	488,918

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,393,058	—	15,499	1,908	—	942,961	—	132,406	7,538,997
Investments	(1,102,448)	2,809,696	(405,221)	110,258	(333,939)	179,820	(1,234,851)	(511,193)	(997,527)	(31,672)
Net change in unrealized appreciation
(depreciation) on investments	3,123,663	(6,488,403)	346,022	289,643	230,235	280,738	366,004	730,486	565,536	(27,381,944)
Net realized and unrealized gain (loss)	2,021,215	(1,285,649)	(59,199)	415,400	(101,796)	460,558	74,114	219,293	(299,585)	(19,874,619)

Net increase (decrease) in net assets
from operations	$1,835,759	$2,603,532	$(64,198)	$411,224	$(115,190)	$501,396	$(134,644)	$209,260	$179,915	$(19,385,701)

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
20

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$1,357,367	$1,859,442	$649,930	$780,292	$3,125,766	$459,267	$2,490,853	$5,941,833	$9,251,651	$64,773

Expenses
Asset-based charges (Note 3)	1,268,165	840,208	490,059	692,863	2,060,301	502,953	1,917,034	3,984,306	7,484,986	107,780
Total expenses	1,268,165	840,208	490,059	692,863	2,060,301	502,953	1,917,034	3,984,306	7,484,986	107,780
Net investment income (loss)	89,202	1,019,234	159,871	87,429	1,065,465	(43,686)	573,819	1,957,527	1,766,665	(43,007)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,306,938	7,336,400	1,119,213	57,954	5,153,172	557,142	6,388,662	8,620,632	13,786,754	268,570
Investments	(12,047)	881,816	(1,847,597)	(506,254)	698,020	(262,525)	328,749	1,399,909	1,726,413	(405,025)
Net change in unrealized appreciation
(depreciation) on investments	(4,975,641)	(11,184,480)	(4,485,376)	(2,430,327)	(12,777,498)	(2,630,239)	(18,394,009)	(22,347,656)	(50,635,969)	(1,143,922)
Net realized and unrealized gain (loss)	(3,680,750)	(2,966,264)	(5,213,760)	(2,878,627)	(6,926,306)	(2,335,622)	(11,676,598)	(12,327,115)	(35,122,802)	(1,280,377)

Net increase (decrease) in net assets
from operations	$(3,591,548)	$(1,947,030)	$(5,053,889)	$(2,791,198)	$(5,860,841)	$(2,379,308)	$(11,102,779)	$(10,369,588)	$(33,356,137)	$(1,323,384)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
21

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Growth Fund	JNL/American Funds Global Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$701,819	$1,342,806	$1,537,038	$725,540	$272,344	$9,936,566	$3,460,944	$—	$4,464,778	$2,082,107

Expenses
Asset-based charges (Note 3)	604,556	1,171,349	1,455,292	1,323,071	626,478	277,686	686,789	367,862	1,676,977	265,158
Total expenses	604,556	1,171,349	1,455,292	1,323,071	626,478	277,686	686,789	367,862	1,676,977	265,158
Net investment income (loss)	97,263	171,457	81,746	(597,531)	(354,134)	9,658,880	2,774,155	(367,862)	2,787,801	1,816,949

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	498,945	2,454,802	2,228,571	3,738,918	1,610,957	12,223,695	500,538	13,111,774	—	—
Investments	415,338	1,352,275	919,569	3,260,571	411,866	(2,129,974)	(68,943)	(437,714)	438,495	133,621
Net change in unrealized appreciation
(depreciation) on investments	(1,732,902)	(5,995,350)	(5,555,544)	(1,224,455)	(571,021)	(23,456,198)	(5,068,028)	(14,563,546)	(4,472,357)	(2,002,409)
Net realized and unrealized gain (loss)	(818,619)	(2,188,273)	(2,407,404)	5,775,034	1,451,802	(13,362,477)	(4,636,433)	(1,889,486)	(4,033,862)	(1,868,788)

Net increase (decrease) in net assets
from operations	$(721,356)	$(2,016,816)	$(2,325,658)	$5,177,503	$1,097,668	$(3,703,597)	$(1,862,278)	$(2,257,348)	$(1,246,061)	$(51,839)

See notes to the financial statements.
22

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Investment income
Dividends	$490,051	$2,238,611	$945,593	$303,999	$2,974,732	$221,470	$—	$1,160,348	$1,154,090	$543,791

Expenses
Asset-based charges (Note 3)	295,136	1,267,033	220,150	289,468	175,721	134,283	51,860	1,028,599	498,499	152,285
Total expenses	295,136	1,267,033	220,150	289,468	175,721	134,283	51,860	1,028,599	498,499	152,285
Net investment income (loss)	194,915	971,578	725,443	14,531	2,799,011	87,187	(51,860)	131,749	655,591	391,506

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	230,835	1,502,311	11,275,502	—	11,025,765	162	—	—	—	—
Investments	(174,632)	1,738,302	(30,835,614)	101,192	(2,480,743)	6,731	(552,650)	(1,017,617)	354,788	(278,516)
Net change in unrealized appreciation
(depreciation) on investments	(2,029,808)	(9,799,403)	11,803,867	(501,187)	(14,271,384)	(36,260)	(988,980)	(5,023,380)	(2,388,476)	(848,000)
Net realized and unrealized gain (loss)	(1,973,605)	(6,558,790)	(7,756,245)	(399,995)	(5,726,362)	(29,367)	(1,541,630)	(6,040,997)	(2,033,688)	(1,126,516)

Net increase (decrease) in net assets
from operations	$(1,778,690)	$(5,587,212)	$(7,030,802)	$(385,464)	$(2,927,351)	$57,820	$(1,593,490)	$(5,909,248)	$(1,378,097)	$(735,010)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
23

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Investment income
Dividends	$52,069	$526,411	$19,533	$916,669	$1,746	$11,829,701	$17,588,410	$29,964,299	$39,491,480	$37,430,989

Expenses
Asset-based charges (Note 3)	2,071,556	688,713	87,727	282,776	55,926	9,113,808	9,971,723	17,920,741	22,095,819	22,975,788
Total expenses	2,071,556	688,713	87,727	282,776	55,926	9,113,808	9,971,723	17,920,741	22,095,819	22,975,788
Net investment income (loss)	(2,019,487)	(162,302)	(68,194)	633,893	(54,180)	2,715,893	7,616,687	12,043,558	17,395,661	14,455,201

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	605,129	2,809,507	36,588	—	—	38,443,945	29,796,083	28,642,340	52,921,724	134,694,412
Investments	764,696	1,101,380	32,553	(3,957,318)	17,813	2,917,419	10,466,096	14,923,297	22,834,708	26,212,018
Net change in unrealized appreciation
(depreciation) on investments	4,503,186	(2,042,906)	(350,317)	(5,338,868)	84,517	(68,339,003)	(77,694,205)	(97,028,840)	(150,207,206)	(233,040,526)
Net realized and unrealized gain (loss)	5,873,011	1,867,981	(281,176)	(9,296,186)	102,330	(26,977,639)	(37,432,026)	(53,463,203)	(74,450,774)	(72,134,096)

Net increase (decrease) in net assets
from operations	$3,853,524	$1,705,679	$(349,370)	$(8,662,293)	$48,150	$(24,261,746)	$(29,815,339)	$(41,419,645)	$(57,055,113)	$(57,678,895)

See notes to the financial statements.
24

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$48,318,073	$67,201,948	$—	$—	$1,851,546	$—	$11,768,489	$45,037,580	$5,706,641	$—

Expenses
Asset-based charges (Note 3)	30,436,167	43,589,507	26,858	16,077,117	8,138,702	276,551	13,774,768	26,146,626	6,530,890	6,479,523
Total expenses	30,436,167	43,589,507	26,858	16,077,117	8,138,702	276,551	13,774,768	26,146,626	6,530,890	6,479,523
Net investment income (loss)	17,881,906	23,612,441	(26,858)	(16,077,117)	(6,287,156)	(276,551)	(2,006,279)	18,890,954	(824,249)	(6,479,523)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	158,586,599	177,730,043	—	148,033,158	33,403,383	371,161	17,222,011	4,176,966	3,876,277	8,975,668
Investments	32,990,929	39,485,826	(13,359)	23,974,314	6,838,498	(78,249)	8,921,588	67,707,263	(5,783,873)	11,835,824
Net change in unrealized appreciation
(depreciation) on investments	(284,998,440)	(340,602,382)	(125,882)	(224,842,450)	(97,214,175)	(1,272,687)	(46,429,750)	(179,235,977)	(22,931,708)	(35,049,334)
Net realized and unrealized gain (loss)	(93,420,912)	(123,386,513)	(139,241)	(52,834,978)	(56,972,294)	(979,775)	(20,286,151)	(107,351,748)	(24,839,304)	(14,237,842)

Net increase (decrease) in net assets
from operations	$(75,539,006)	$(99,774,072)	$(166,099)	$(68,912,095)	$(63,259,450)	$(1,256,326)	$(22,292,430)	$(88,460,794)	$(25,663,553)	$(20,717,365)

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
25

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$20,243,233	$8,762,570	$7,411,738	$6,486,841	$15,180,925	$71,281,822	$—	$3,674,517	$—	$12,438,366

Expenses
Asset-based charges (Note 3)	36,738,377	11,379,839	12,145,565	10,759,158	1,714,432	48,221,854	11,641,278	11,262,380	128,701	10,427,221
Total expenses	36,738,377	11,379,839	12,145,565	10,759,158	1,714,432	48,221,854	11,641,278	11,262,380	128,701	10,427,221
Net investment income (loss)	(16,495,144)	(2,617,269)	(4,733,827)	(4,272,317)	13,466,493	23,059,968	(11,641,278)	(7,587,863)	(128,701)	2,011,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	95,905,459	19,593,675	1,547,922	66,980,457	—	189,617,052	51,667,592	—	—	24,824,033
Investments	69,439,420	7,636,134	7,422,109	(3,176,887)	689,173	35,320,462	27,635,629	(38,619,674)	66,119	(20,275,696)
Net change in unrealized appreciation
(depreciation) on investments	(170,160,990)	(40,589,255)	(77,613,837)	(98,830,965)	(17,706,708)	(351,011,596)	(38,559,626)	(165,012,339)	523,988	(167,955,275)
Net realized and unrealized gain (loss)	(4,816,111)	(13,359,446)	(68,643,806)	(35,027,395)	(17,017,535)	(126,074,082)	40,743,595	(203,632,013)	590,107	(163,406,938)

Net increase (decrease) in net assets
from operations	$(21,311,255)	$(15,976,715)	$(73,377,633)	$(39,299,712)	$(3,551,042)	$(103,014,114)	$29,102,317	$(211,219,876)	$461,406	$(161,395,793)

See notes to the financial statements.
26

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Investment income
Dividends	$3,371,626	$3,785,790	$15,037,536	$5,274,883	$—	$2,380,512	$3,527,944	$23,384,873	$10,524,102	$59,288,180

Expenses
Asset-based charges (Note 3)	6,732,221	6,290,317	6,834,560	8,474,625	23,634	1,819,251	5,760,944	21,925,692	7,007,879	10,096,432
Total expenses	6,732,221	6,290,317	6,834,560	8,474,625	23,634	1,819,251	5,760,944	21,925,692	7,007,879	10,096,432
Net investment income (loss)	(3,360,595)	(2,504,527)	8,202,976	(3,199,742)	(23,634)	561,261	(2,233,000)	1,459,181	3,516,223	49,191,748

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	25,594,981	—	—	21,844,559	—	2,777,983	270,013	2,307,520	11,611,380	1,953,529
Investments	11,423,982	26,634,046	(3,469,802)	19,181,099	2,555	(3,487,367)	9,996,522	49,480,222	12,019,091	(10,108,421)
Net change in unrealized appreciation
(depreciation) on investments	(47,645,710)	(21,754,649)	(29,844,836)	(61,510,003)	92,202	(23,439,100)	(37,553,242)	(164,844,329)	(64,761,203)	(81,614,655)
Net realized and unrealized gain (loss)	(10,626,747)	4,879,397	(33,314,638)	(20,484,345)	94,757	(24,148,484)	(27,286,707)	(113,056,587)	(41,130,732)	(89,769,547)

Net increase (decrease) in net assets
from operations	$(13,987,342)	$2,374,870	$(25,111,662)	$(23,684,087)	$71,123	$(23,587,223)	$(29,519,707)	$(111,597,406)	$(37,614,509)	$(40,577,799)

(a) Commencement of operations September 28, 2015.

See notes to the financial statements.
27

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Investment income
Dividends	$74,892,066	$4,577,588	$20,763,763	$18,262,660	$—	$4,023,188	$—	$—	$37,618,993	$13,400,872

Expenses
Asset-based charges (Note 3)	27,033,731	6,969,501	9,113,393	12,617,691	2,414,935	10,686,918	5,001,732	30,069	19,735,418	9,987,947
Total expenses	27,033,731	6,969,501	9,113,393	12,617,691	2,414,935	10,686,918	5,001,732	30,069	19,735,418	9,987,947
Net investment income (loss)	47,858,335	(2,391,913)	11,650,370	5,644,969	(2,414,935)	(6,663,730)	(5,001,732)	(30,069)	17,883,575	3,412,925

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	31,487,009	26,924,457	—	—	59,466,070	30,422,029	—	79,340,134	—
Investments	11,224,706	6,066,207	22,303,499	(4,219,881)	(13,902,054)	(6,432,300)	9,665,614	(146,507)	32,579,169	12,258,223
Net change in unrealized appreciation
(depreciation) on investments	(224,402,889)	(30,115,274)	(98,658,082)	(11,746,662)	(8,239,766)	(123,209,008)	(47,091,353)	(389,658)	(170,519,272)	(47,406,638)
Net realized and unrealized gain (loss)	(213,178,183)	7,437,942	(49,430,126)	(15,966,543)	(22,141,820)	(70,175,238)	(7,003,710)	(536,165)	(58,599,969)	(35,148,415)

Net increase (decrease) in net assets
from operations	$(165,319,848)	$5,046,029	$(37,779,756)	$(10,321,574)	$(24,556,755)	$(76,838,968)	$(12,005,442)	$(566,234)	$(40,716,394)	$(31,735,490)

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
28

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Investment income
Dividends	$—	$1,005,224	$—	$17,719,837	$—	$16,498,866	$13,164,996	$7,648,747	$14,298,398	$352,768

Expenses
Asset-based charges (Note 3)	8,326,001	4,477,150	11,740,742	37,824,584	13,445,634	10,275,600	6,163,256	5,627,055	10,243,834	1,120,159
Total expenses	8,326,001	4,477,150	11,740,742	37,824,584	13,445,634	10,275,600	6,163,256	5,627,055	10,243,834	1,120,159
Net investment income (loss)	(8,326,001)	(3,471,926)	(11,740,742)	(20,104,747)	(13,445,634)	6,223,266	7,001,740	2,021,692	4,054,564	(767,391)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	68,116,220	8,231,902	55,036,641	131,690,879	112,044,018	—	4,268,105	9,355,254	2,126,445	19,794,382
Investments	5,372,933	14,625,348	19,955,383	28,955,255	28,097,401	(3,815,542)	(15,918,259)	14,698,966	(2,782,416)	(36,400,223)
Net change in unrealized appreciation
(depreciation) on investments	(45,707,000)	(51,428,853)	(112,032,667)	(416,854,786)	(137,027,460)	(10,997,571)	(88,341,288)	(40,214,748)	(15,673,443)	8,792,174
Net realized and unrealized gain (loss)	27,782,153	(28,571,603)	(37,040,643)	(256,208,652)	3,113,959	(14,813,113)	(99,991,442)	(16,160,528)	(16,329,414)	(7,813,667)

Net increase (decrease) in net assets
from operations	$19,456,152	$(32,043,529)	$(48,781,385)	$(276,313,399)	$(10,331,675)	$(8,589,847)	$(92,989,702)	$(14,138,836)	$(12,274,850)	$(8,581,058)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
29

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$8,217,133	$7,159,842	$—	$12,629,797	$22,602,347	$4,412,395	$13,518,557	$51,519,944	$7,431,721	$548,623

Expenses
Asset-based charges (Note 3)	7,393,370	5,461,674	176,650	10,153,981	14,047,463	2,782,427	20,834,388	49,281,867	18,074,660	465,908
Total expenses	7,393,370	5,461,674	176,650	10,153,981	14,047,463	2,782,427	20,834,388	49,281,867	18,074,660	465,908
Net investment income (loss)	823,763	1,698,168	(176,650)	2,475,816	8,554,884	1,629,968	(7,315,831)	2,238,077	(10,642,939)	82,715

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	9,459,038	—	25,206,224	—	7,246,059	106,297,414	48,620,754	130,779,811	220,359
Investments	(12,607,848)	(5,480,031)	(1,740,731)	17,337,669	5,260,714	(555,006)	40,493,013	152,134,270	45,448,284	334,423
Net change in unrealized appreciation
(depreciation) on investments	(81,199,435)	(33,125,217)	5,342,821	(65,815,227)	(47,733,876)	(12,797,038)	(207,600,679)	(229,359,022)	(242,768,244)	(4,108,706)
Net realized and unrealized gain (loss)	(93,807,283)	(29,146,210)	3,602,090	(23,271,334)	(42,473,162)	(6,105,985)	(60,810,252)	(28,603,998)	(66,540,149)	(3,553,924)

Net increase (decrease) in net assets
from operations	$(92,983,520)	$(27,448,042)	$3,425,440	$(20,795,518)	$(33,918,278)	$(4,476,017)	$(68,126,083)	$(26,365,921)	$(77,183,088)	$(3,471,209)

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
30

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$5,689,924	$—	$7,823,224	$43,993,426	$91,597,250	$45,787,754

Expenses
Asset-based charges (Note 3)	3,536,403	426,204	1,482,914	1,440,905	5,845,194	15,449	12,729,503	18,040,002	46,294,963	16,688,756
Total expenses	3,536,403	426,204	1,482,914	1,440,905	5,845,194	15,449	12,729,503	18,040,002	46,294,963	16,688,756
Net investment income (loss)	(3,536,403)	(426,204)	(1,482,914)	(1,440,905)	(155,270)	(15,449)	(4,906,279)	25,953,424	45,302,287	29,098,998

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	4,268,522	6,218,690	—	23,606,469	—	58,012,529	—
Investments	(3,334,094)	(569,907)	(1,183,771)	6,864	1,349,123	(112,925)	27,764,494	(52,835,949)	(7,931,743)	(4,492,652)
Net change in unrealized appreciation
(depreciation) on investments	(24,699,563)	(3,247,664)	(13,147,171)	(9,686,805)	(19,106,787)	(130,222)	(44,081,223)	(27,634,805)	(128,512,106)	(58,225,182)
Net realized and unrealized gain (loss)	(28,033,657)	(3,817,571)	(14,330,942)	(5,411,419)	(11,538,974)	(243,147)	7,289,740	(80,470,754)	(78,431,320)	(62,717,834)

Net increase (decrease) in net assets
from operations	$(31,570,060)	$(4,243,775)	$(15,813,856)	$(6,852,324)	$(11,694,244)	$(258,596)	$2,383,461	$(54,517,330)	$(33,129,033)	$(33,618,836)

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
31

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Investment income
Dividends	$90,073,546	$2,188,735	$1,856,476	$—	$27,937,442	$286,529,270	$7,276,428	$52,064,338	$147,608	$10,536,086

Expenses
Asset-based charges (Note 3)	22,765,756	4,239,707	4,695,378	2,618,956	6,467,868	76,323,846	13,536,770	31,968,382	141,269	15,138,052
Total expenses	22,765,756	4,239,707	4,695,378	2,618,956	6,467,868	76,323,846	13,536,770	31,968,382	141,269	15,138,052
Net investment income (loss)	67,307,790	(2,050,972)	(2,838,902)	(2,618,956)	21,469,574	210,205,424	(6,260,342)	20,095,956	6,339	(4,601,966)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,059,226	38,348,663	22,490,395	—	24,280,591	228,279,856	96,815,408	122,931,480	—	113,244,816
Investments	(70,682,017)	8,932,864	(4,570,193)	9,190,736	9,445,361	137,545,234	25,207,352	68,456,690	(131,729)	9,883,104
Net change in unrealized appreciation
(depreciation) on investments	(124,227,701)	(75,281,060)	(38,535,835)	(24,727,169)	(62,757,137)	(928,857,155)	(128,732,964)	(233,348,957)	(1,371,760)	(280,369,022)
Net realized and unrealized gain (loss)	(191,850,492)	(27,999,533)	(20,615,633)	(15,536,433)	(29,031,185)	(563,032,065)	(6,710,204)	(41,960,787)	(1,503,489)	(157,241,102)

Net increase (decrease) in net assets
from operations	$(124,542,702)	$(30,050,505)	$(23,454,535)	$(18,155,389)	$(7,561,611)	$(352,826,641)	$(12,970,546)	$(21,864,831)	$(1,497,150)	$(161,843,068)

See notes to the financial statements.
32

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Investment income
Dividends	$—	$—	$—	$—	$—	$313,950	$6,965,092	$—	$—	$—

Expenses
Asset-based charges (Note 3)	24,006,905	22,065,687	67,538,813	45,392,665	84,717,517	2,645,234	7,934,102	258,279	39,826,095	42,537,018
Total expenses	24,006,905	22,065,687	67,538,813	45,392,665	84,717,517	2,645,234	7,934,102	258,279	39,826,095	42,537,018
Net investment income (loss)	(24,006,905)	(22,065,687)	(67,538,813)	(45,392,665)	(84,717,517)	(2,331,284)	(969,010)	(258,279)	(39,826,095)	(42,537,018)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	3,083,330	57,857,994	—	223,091,143	266,788,711
Investments	52,542,106	21,556,514	136,255,390	60,428,989	141,265,243	(2,249,589)	(3,418,369)	(61,394)	106,656,092	94,592,912
Net change in unrealized appreciation
(depreciation) on investments	(58,037,156)	(42,706,851)	(145,261,787)	(93,541,429)	(182,512,868)	(30,081,139)	(103,664,461)	(121,498)	(76,068,525)	(197,307,497)
Net realized and unrealized gain (loss)	(5,495,050)	(21,150,337)	(9,006,397)	(33,112,440)	(41,247,625)	(29,247,398)	(49,224,836)	(182,892)	253,678,710	164,074,126

Net increase (decrease) in net assets
from operations	$(29,501,955)	$(43,216,024)	$(76,545,210)	$(78,505,105)	$(125,965,142)	$(31,578,682)	$(50,193,846)	$(441,171)	$213,852,615	$121,537,108

See notes to the financial statements.
33

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Investment income
Dividends	$8,229,108	$10,617,898	$—	$55,289,048	$11,723	$9,314,653	$23,156,764	$3,974,783	$3,516,108	$—

Expenses
Asset-based charges (Note 3)	11,925,467	18,546,479	11,212	61,220,334	19,040,469	9,366,159	8,400,625	1,692,801	9,873,712	8,175,890
Total expenses	11,925,467	18,546,479	11,212	61,220,334	19,040,469	9,366,159	8,400,625	1,692,801	9,873,712	8,175,890
Net investment income (loss)	(3,696,359)	(7,928,581)	(11,212)	(5,931,286)	(19,028,746)	(51,506)	14,756,139	2,281,982	(6,357,604)	(8,175,890)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	101,886,049	—	184,243,694	5,861	67,238,803	158,113,381	3,371,486	60,684,604	—
Investments	(2,982,166)	46,233,558	(9,596)	84,853,187	—	22,545,777	(151,980,966)	4,310,343	29,278,805	47,025,010
Net change in unrealized appreciation
(depreciation) on investments	(2,907,875)	(183,188,463)	(54,518)	(369,302,738)	—	(118,999,008)	(79,618,743)	(8,542,513)	(66,757,782)	(50,672,504)
Net realized and unrealized gain (loss)	(5,890,041)	(35,068,856)	(64,114)	(100,205,857)	5,861	(29,214,428)	(73,486,328)	(860,684)	23,205,627	(3,647,494)

Net increase (decrease) in net assets
from operations	$(9,586,400)	$(42,997,437)	$(75,326)	$(106,137,143)	$(19,022,885)	$(29,265,934)	$(58,730,189)	$1,421,298	$16,848,023	$(11,823,384)

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
34

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Investment income
Dividends	$6,729,267	$—	$11,715,793	$79,020,696	$—	$4,284,201	$19,257,460	$7,779,506	$8,416,529	$6,432,786

Expenses
Asset-based charges (Note 3)	8,612,988	6,130,836	37,764,268	44,466,697	1,894,538	11,563,315	17,648,943	8,157,555	5,068,616	14,931,094
Total expenses	8,612,988	6,130,836	37,764,268	44,466,697	1,894,538	11,563,315	17,648,943	8,157,555	5,068,616	14,931,094
Net investment income (loss)	(1,883,721)	(6,130,836)	(26,048,475)	34,553,999	(1,894,538)	(7,279,114)	1,608,517	(378,049)	3,347,913	(8,498,308)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	30,600,545	—	104,804,227	—	—	97,092,090	32,640,393	212,512,906	121,317,190	77,810,775
Investments	25,222,172	29,273,947	108,012,960	129,475,487	86,658,872	31,627,009	(38,284,161)	(11,096,106)	(4,418,618)	42,538,572
Net change in unrealized appreciation
(depreciation) on investments	(74,526,211)	(64,223,554)	(121,622,288)	(315,049,099)	(70,013,464)	(122,014,824)	(330,544,866)	(268,302,996)	(143,719,970)	(88,434,617)
Net realized and unrealized gain (loss)	(18,703,494)	(34,949,607)	91,194,899	(185,573,612)	16,645,408	6,704,275	(336,188,634)	(66,886,196)	(26,821,398)	31,914,730

Net increase (decrease) in net assets
from operations	$(20,587,215)	$(41,080,443)	$65,146,424	$(151,019,613)	$14,750,870	$(574,839)	$(334,580,117)	$(67,264,245)	$(23,473,485)	$23,416,422

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
35

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Investment income
Dividends	$—	$935,444

Expenses
Asset-based charges (Note 3)	1,948,922	177,756
Total expenses	1,948,922	177,756
Net investment income (loss)	(1,948,922)	757,688

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	19,665
Investments	49,185,819	(27,477)
Net change in unrealized appreciation
(depreciation) on investments	(47,816,525)	(1,436,262)
Net realized and unrealized gain (loss)	1,369,294	(1,444,074)

Net increase (decrease) in net assets
from operations	$(579,628)	$(686,386)

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
36

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$290,025	$1,395,987	$1,791,720	$14,324	$61,640	$80,974	$440,388	$1,060,066	$2,366,847	$405,839
Net realized gain (loss) on investments	1,050,931	1,800,022	8,711,461	(171,251)	92,334	(240,045)	(10,317)	8,286,634	24,223,702	16,398,948
Net change in unrealized appreciation
(depreciation) on investments	(265,790)	66,980	(5,604,255)	181,175	236,732	452,303	198,214	(5,054,300)	(10,860,176)	(10,237,793)
Net increase (decrease) in net assets
from operations	1,075,166	3,262,989	4,898,926	24,248	390,706	293,232	628,285	4,292,400	15,730,373	6,566,994

Contract transactions [1]
Purchase payments (Note 4)	3,268,188	7,631,221	5,674,014	1,237,870	722,761	1,307,742	3,220,508	4,308,130	13,990,909	14,668,420
Surrenders and terminations	(643,061)	(1,526,318)	(1,616,943)	(107,858)	(66,538)	(103,364)	(746,796)	(1,587,777)	(4,628,682)	(6,259,014)
Transfers between Investment Divisions	(37,993,122)	(113,532,591)	(133,254,689)	(5,812,769)	(8,773,820)	(11,774,437)	(40,735,195)	(99,135,643)	(312,494,659)	(259,050,015)
Contract owner charges (Note 3)	(4,646)	(33,550)	(49,212)	(264)	(1,111)	(1,508)	(14,216)	(24,512)	(91,171)	(92,055)
Net increase (decrease) in net assets from
contract transactions	(35,372,641)	(107,461,238)	(129,246,830)	(4,683,021)	(8,118,708)	(10,571,567)	(38,275,699)	(96,439,802)	(303,223,603)	(250,732,664)

Net increase (decrease) in net assets	(34,297,475)	(104,198,249)	(124,347,904)	(4,658,773)	(7,728,002)	(10,278,335)	(37,647,414)	(92,147,402)	(287,493,230)	(244,165,670)

Net assets beginning of period	34,297,475	104,198,249	124,347,904	4,658,773	7,728,002	10,278,335	37,647,414	92,147,402	287,493,230	244,165,670

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	3,443,968	10,191,728	11,019,441	493,681	797,648	1,079,686	3,864,800	7,728,797	24,365,554	23,213,843

Units Issued	397,935	939,098	655,439	203,707	115,847	163,725	592,395	479,847	1,833,769	1,959,399
Units Redeemed	(3,841,903)	(11,130,826)	(11,674,880)	(697,388)	(913,495)	(1,243,411)	(4,457,195)	(8,208,644)	(26,199,323)	(25,173,242)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.
See notes to the financial statements.
37

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(185,456)	$3,889,181	$(4,999)	$(4,176)	$(13,394)	$40,838	$(208,758)	$(10,033)	$479,500	$488,918
Net realized gain (loss) on investments	(1,102,448)	5,202,754	(405,221)	125,757	(332,031)	179,820	(291,890)	(511,193)	(865,121)	7,507,325
Net change in unrealized appreciation
(depreciation) on investments	3,123,663	(6,488,403)	346,022	289,643	230,235	280,738	366,004	730,486	565,536	(27,381,944)
Net increase (decrease) in net assets
from operations	1,835,759	2,603,532	(64,198)	411,224	(115,190)	501,396	(134,644)	209,260	179,915	(19,385,701)

Contract transactions [1]
Purchase payments (Note 4)	4,858,544	14,737,730	148,500	340,649	462,788	1,638,079	2,087,074	336,646	979,617	62,174,812
Surrenders and terminations	(1,486,771)	(4,480,988)	(13,459)	(21,499)	(83,958)	(105,219)	(1,512,634)	(44,225)	(1,185,249)	(24,946,224)
Transfers between Investment Divisions	(62,719,237)	(186,613,620)	(1,698,493)	(4,084,207)	(4,155,869)	(9,587,527)	(65,832,508)	(2,920,696)	(14,917,875)	97,971,009
Contract owner charges (Note 3)	(44,578)	(53,735)	(444)	(622)	(261)	(1,377)	(18,055)	(2,058)	(1,940)	(410,114)
Net increase (decrease) in net assets from
contract transactions	(59,392,042)	(176,410,613)	(1,563,896)	(3,765,679)	(3,777,300)	(8,056,044)	(65,276,123)	(2,630,333)	(15,125,447)	134,789,483

Net increase (decrease) in net assets	(57,556,283)	(173,807,081)	(1,628,094)	(3,354,455)	(3,892,490)	(7,554,648)	(65,410,767)	(2,421,073)	(14,945,532)	115,403,782

Net assets beginning of period	57,556,283	173,807,081	1,628,094	3,354,455	3,892,490	7,554,648	65,410,767	2,421,073	14,945,532	330,092,913

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,376,923	15,761,871	235,196	362,779	422,742	817,055	6,716,067	325,423	1,598,506	31,304,731

Units Issued	625,953	2,029,060	93,574	151,944	149,745	267,282	320,113	222,178	285,542	21,751,519
Units Redeemed	(7,002,876)	(17,790,931)	(328,770)	(514,723)	(572,487)	(1,084,337)	(7,036,180)	(547,601)	(1,884,048)	(9,629,107)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	43,427,143

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
38

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$89,202	$1,019,234	$159,871	$87,429	$1,065,465	$(43,686)	$573,819	$1,957,527	$1,766,665	$(43,007)
Net realized gain (loss) on investments	1,294,891	8,218,216	(728,384)	(448,300)	5,851,192	294,617	6,717,411	10,020,541	15,513,167	(136,455)
Net change in unrealized appreciation
(depreciation) on investments	(4,975,641)	(11,184,480)	(4,485,376)	(2,430,327)	(12,777,498)	(2,630,239)	(18,394,009)	(22,347,656)	(50,635,969)	(1,143,922)
Net increase (decrease) in net assets
from operations	(3,591,548)	(1,947,030)	(5,053,889)	(2,791,198)	(5,860,841)	(2,379,308)	(11,102,779)	(10,369,588)	(33,356,137)	(1,323,384)

Contract transactions [1]
Purchase payments (Note 4)	42,766,278	13,999,809	6,917,966	10,695,472	92,539,647	8,002,742	39,745,985	104,633,307	150,576,092	2,089,175
Surrenders and terminations	(10,853,587)	(4,705,781)	(3,234,974)	(6,200,349)	(6,031,758)	(3,318,299)	(5,903,668)	(24,037,513)	(36,109,235)	(506,707)
Transfers between Investment Divisions	(3,576,712)	(4,640,783)	(60,642,657)	25,830,638	3,753,547	(4,705,607)	83,446,611	(6,015,673)	255,468,140	(2,139,105)
Contract owner charges (Note 3)	(96,295)	(67,477)	(31,044)	(60,339)	(221,443)	(31,662)	(175,146)	(294,717)	(570,204)	(4,113)
Net increase (decrease) in net assets from
contract transactions	28,239,684	4,585,768	(56,990,709)	30,265,422	90,039,993	(52,826)	117,113,782	74,285,404	369,364,793	(560,750)

Net increase (decrease) in net assets	24,648,136	2,638,738	(62,044,598)	27,474,224	84,179,152	(2,432,134)	106,011,003	63,915,816	336,008,656	(1,884,134)

Net assets beginning of period	97,608,053	78,822,197	62,044,598	44,387,395	156,054,897	47,997,450	113,731,523	334,274,451	476,810,694	10,920,077

Net assets end of period	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943

[1] Contract unit transactions
Units Outstanding at December 31, 2014	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	4,914,300	9,114,335	28,147,630	40,122,145	1,141,507

Units Issued	6,300,759	1,571,859	868,056	6,156,230	11,200,698	1,581,601	11,586,142	12,465,273	40,725,915	396,896
Units Redeemed	(3,687,504)	(1,236,520)	(5,676,977)	(3,116,880)	(3,300,668)	(1,590,065)	(2,672,557)	(6,270,194)	(10,813,440)	(459,943)

Units Outstanding at December 31, 2015	11,686,380	6,203,394	—	7,566,663	21,832,192	4,905,836	18,027,920	34,342,709	70,034,620	1,078,460

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
39

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$97,263	$171,457	$81,746	$(354,134)	$(597,531)	$9,658,880	$2,774,155	$(367,862)	$2,787,801	$1,816,949
Net realized gain (loss) on investments	914,283	3,807,077	3,148,140	2,022,823	6,999,489	10,093,721	431,595	12,674,060	438,495	133,621
Net change in unrealized appreciation
(depreciation) on investments	(1,732,902)	(5,995,350)	(5,555,544)	(571,021)	(1,224,455)	(23,456,198)	(5,068,028)	(14,563,546)	(4,472,357)	(2,002,409)
Net increase (decrease) in net assets
from operations	(721,356)	(2,016,816)	(2,325,658)	1,097,668	5,177,503	(3,703,597)	(1,862,278)	(2,257,348)	(1,246,061)	(51,839)

Contract transactions [1]
Purchase payments (Note 4)	23,482,407	42,384,860	53,576,136	34,430,350	58,601,363	12,284,999	16,096,519	9,391,826	100,974,637	11,464,768
Surrenders and terminations	(3,617,471)	(4,277,369)	(7,927,548)	(2,374,871)	(4,705,089)	(1,467,585)	(5,987,697)	(1,573,746)	(9,407,405)	(1,254,800)
Transfers between Investment Divisions	10,380,253	85,129	22,524,905	26,899,425	15,503,797	(1,071,271)	5,029,823	(3,170,340)	206,411,743	9,912,693
Contract owner charges (Note 3)	(30,454)	(86,505)	(105,951)	(28,665)	(68,605)	(13,877)	(33,637)	(26,161)	(394,511)	(10,165)
Net increase (decrease) in net assets from
contract transactions	30,214,735	38,106,115	68,067,542	58,926,239	69,331,466	9,732,266	15,105,008	4,621,579	297,584,464	20,112,496

Net increase (decrease) in net assets	29,493,379	36,089,299	65,741,884	60,023,907	74,508,969	6,028,669	13,242,730	2,364,231	296,338,403	20,060,657

Net assets beginning of period	45,819,993	98,242,884	109,627,946	31,091,576	98,155,499	19,064,846	53,933,018	33,714,578	68,288,775	14,150,165

Net assets end of period	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,083,257	7,688,178	9,032,517	2,806,805	6,775,230	1,779,738	5,373,142	2,330,957	6,500,383	1,444,896

Units Issued	3,957,234	4,700,514	6,989,855	6,380,308	7,013,383	2,276,827	4,159,332	1,157,339	32,369,302	3,046,849
Units Redeemed	(1,273,780)	(1,766,840)	(1,447,318)	(1,394,466)	(2,475,638)	(1,418,137)	(2,678,242)	(840,575)	(4,225,467)	(1,031,536)

Units Outstanding at December 31, 2015	6,766,711	10,621,852	14,575,054	7,792,647	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209

See notes to the financial statements.
40

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$194,915	$971,578	$725,443	$14,531	$2,799,011	$87,187	$(51,860)	$131,749	$655,591	$391,506
Net realized gain (loss) on investments	56,203	3,240,613	(19,560,112)	101,192	8,545,022	6,893	(552,650)	(1,017,617)	354,788	(278,516)
Net change in unrealized appreciation
(depreciation) on investments	(2,029,808)	(9,799,403)	11,803,867	(501,187)	(14,271,384)	(36,260)	(988,980)	(5,023,380)	(2,388,476)	(848,000)
Net increase (decrease) in net assets
from operations	(1,778,690)	(5,587,212)	(7,030,802)	(385,464)	(2,927,351)	57,820	(1,593,490)	(5,909,248)	(1,378,097)	(735,010)

Contract transactions [1]
Purchase payments (Note 4)	7,936,431	31,808,614	6,165,377	14,957,056	4,291,953	1,671,732	3,050,281	9,896,584	20,436,233	3,560,756
Surrenders and terminations	(1,975,232)	(7,893,795)	(988,184)	(928,244)	(1,382,954)	(655,635)	(162,467)	(5,886,245)	(3,053,095)	(1,374,945)
Transfers between Investment Divisions	(2,767,887)	(3,968,352)	(24,936,527)	15,689,105	(1,537,046)	(3,174,476)	866,277	38,794,722	9,236,842	(110,370)
Contract owner charges (Note 3)	(27,957)	(87,813)	(14,920)	(5,541)	(7,093)	(10,822)	(3,541)	(80,356)	(44,363)	(5,944)
Net increase (decrease) in net assets from
contract transactions	3,165,355	19,858,654	(19,774,254)	29,712,376	1,364,860	(2,169,201)	3,750,550	42,724,705	26,575,617	2,069,497

Net increase (decrease) in net assets	1,386,665	14,271,442	(26,805,056)	29,326,912	(1,562,491)	(2,111,381)	2,157,060	36,815,457	25,197,520	1,334,487

Net assets beginning of period	26,393,402	106,384,844	26,805,056	14,612,567	17,185,260	14,461,446	3,124,236	64,332,150	34,347,229	12,692,879

Net assets end of period	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,941,644	8,696,399	3,615,543	1,300,096	1,674,567	1,447,645	406,539	6,324,371	3,137,658	1,290,169

Units Issued	1,031,906	4,246,633	1,647,521	3,151,768	933,922	359,893	975,153	7,621,725	3,964,915	786,402
Units Redeemed	(800,484)	(2,647,235)	(5,263,064)	(670,887)	(800,917)	(582,015)	(455,237)	(3,594,295)	(1,533,124)	(579,515)

Units Outstanding at December 31, 2015	2,173,066	10,295,797	—	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449	1,497,056

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
41

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(2,019,487)	$(162,302)	$(68,194)	$633,893	$(54,180)	$2,715,893	$7,616,687	$12,043,558	$17,395,661	$14,455,201
Net realized gain (loss) on investments	1,369,825	3,910,887	69,141	(3,957,318)	17,813	41,361,364	40,262,179	43,565,637	75,756,432	160,906,430
Net change in unrealized appreciation
(depreciation) on investments	4,503,186	(2,042,906)	(350,317)	(5,338,868)	84,517	(68,339,003)	(77,694,205)	(97,028,840)	(150,207,206)	(233,040,526)
Net increase (decrease) in net assets
from operations	3,853,524	1,705,679	(349,370)	(8,662,293)	48,150	(24,261,746)	(29,815,339)	(41,419,645)	(57,055,113)	(57,678,895)

Contract transactions [1]
Purchase payments (Note 4)	168,940,557	12,034,089	5,690,210	6,303,198	3,635,305	16,388,203	120,768,921	135,540,656	209,734,845	102,845,233
Surrenders and terminations	(9,438,897)	(4,083,146)	(258,203)	(1,458,680)	(386,984)	(43,017,275)	(30,181,868)	(65,490,277)	(68,927,450)	(78,212,094)
Transfers between Investment Divisions	130,911,245	53,963,028	(23,254)	2,290,186	1,739,501	54,103,710	10,850,522	15,204,997	68,270,397	(95,779,293)
Contract owner charges (Note 3)	(66,675)	(53,652)	(7,435)	(20,698)	(4,570)	(7,322,087)	(8,938,823)	(15,950,352)	(20,035,458)	(22,235,180)
Net increase (decrease) in net assets from
contract transactions	290,346,230	61,860,319	5,401,318	7,114,006	4,983,252	20,152,551	92,498,752	69,305,024	189,042,334	(93,381,334)

Net increase (decrease) in net assets	294,199,754	63,565,998	5,051,948	(1,548,287)	5,031,402	(4,109,195)	62,683,413	27,885,379	131,987,221	(151,060,229)

Net assets beginning of period	84,807,913	46,574,786	6,295,278	26,144,536	3,201,218	622,021,169	650,863,142	1,200,467,262	1,472,585,837	1,687,365,975

Net assets end of period	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,296,879	2,912,870	561,689	6,071,306	311,359	35,831,091	55,249,480	92,418,358	116,853,478	100,923,610

Units Issued	26,274,469	5,456,837	748,416	4,461,904	645,975	9,281,377	17,204,230	19,824,331	32,824,278	11,543,546
Units Redeemed	(2,037,140)	(1,289,019)	(273,015)	(2,670,798)	(192,844)	(8,577,784)	(9,431,600)	(14,650,301)	(18,017,744)	(17,186,109)

Units Outstanding at December 31, 2015	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684	63,022,110	97,592,388	131,660,012	95,281,047

See notes to the financial statements.
42

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$17,881,906	$23,612,441	$(26,858)	$(16,077,117)	$(6,287,156)	$(276,551)	$(2,006,279)	$18,890,954	$(824,249)	$(6,479,523)
Net realized gain (loss) on investments	191,577,528	217,215,869	(13,359)	172,007,472	40,241,881	292,912	26,143,599	71,884,229	(1,907,596)	20,811,492
Net change in unrealized appreciation
(depreciation) on investments	(284,998,440)	(340,602,382)	(125,882)	(224,842,450)	(97,214,175)	(1,272,687)	(46,429,750)	(179,235,977)	(22,931,708)	(35,049,334)
Net increase (decrease) in net assets
from operations	(75,539,006)	(99,774,072)	(166,099)	(68,912,095)	(63,259,450)	(1,256,326)	(22,292,430)	(88,460,794)	(25,663,553)	(20,717,365)

Contract transactions [1]
Purchase payments (Note 4)	128,112,009	184,027,415	4,403,992	98,394,212	68,504,704	14,310,675	249,497,853	320,035,067	42,946,715	78,072,407
Surrenders and terminations	(95,458,479)	(137,887,807)	(90,254)	(52,427,105)	(27,969,943)	(885,852)	(48,374,691)	(78,322,656)	(24,453,258)	(18,183,462)
Transfers between Investment Divisions	(234,493,518)	(325,445,003)	2,081,759	(59,365,022)	(47,966,738)	894,354	202,336,259	(49,232,900)	(37,103,934)	81,890,050
Contract owner charges (Note 3)	(28,754,961)	(40,282,353)	(278)	(13,170,755)	(6,346,976)	(14,960)	(11,531,647)	(22,560,149)	(5,409,136)	(5,662,507)
Net increase (decrease) in net assets from
contract transactions	(230,594,949)	(319,587,748)	6,395,219	(26,568,670)	(13,778,953)	14,304,217	391,927,774	169,919,362	(24,019,613)	136,116,488

Net increase (decrease) in net assets	(306,133,955)	(419,361,820)	6,229,120	(95,480,765)	(77,038,403)	13,047,891	369,635,344	81,458,568	(49,683,166)	115,399,123

Net assets beginning of period	2,248,151,281	3,167,812,442	—	1,096,100,961	590,902,519	18,690,010	749,736,556	1,747,476,624	467,955,526	370,904,900

Net assets end of period	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023

[1] Contract unit transactions
Units Outstanding at December 31, 2014	131,465,268	185,952,874	—	28,001,847	31,963,880	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706

Units Issued	12,190,072	19,171,059	782,331	6,113,005	7,971,278	2,260,844	45,173,200	31,684,941	8,780,180	17,924,156
Units Redeemed	(25,822,180)	(38,121,288)	(126,885)	(7,003,617)	(8,881,747)	(895,901)	(13,028,036)	(21,452,460)	(11,168,882)	(8,421,293)

Units Outstanding at December 31, 2015	117,833,160	167,002,645	655,446	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726	38,258,569

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
43

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(16,495,144)	$(2,617,269)	$(4,733,827)	$(4,272,317)	$13,466,493	$23,059,968	$(11,641,278)	$(7,587,863)	$(128,701)	$2,011,145
Net realized gain (loss) on investments	165,344,879	27,229,809	8,970,031	63,803,570	689,173	224,937,514	79,303,221	(38,619,674)	66,119	4,548,337
Net change in unrealized appreciation
(depreciation) on investments	(170,160,990)	(40,589,255)	(77,613,837)	(98,830,965)	(17,706,708)	(351,011,596)	(38,559,626)	(165,012,339)	523,988	(167,955,275)
Net increase (decrease) in net assets
from operations	(21,311,255)	(15,976,715)	(73,377,633)	(39,299,712)	(3,551,042)	(103,014,114)	29,102,317	(211,219,876)	461,406	(161,395,793)

Contract transactions [1]
Purchase payments (Note 4)	681,715,263	257,168,020	204,203,420	104,529,262	45,561,577	569,343,028	114,310,130	63,127,587	8,976,410	137,007,141
Surrenders and terminations	(112,407,485)	(26,370,207)	(32,681,260)	(27,936,948)	(8,616,295)	(145,353,979)	(47,037,460)	(45,777,991)	(551,071)	(33,259,861)
Transfers between Investment Divisions	63,770,944	95,780,844	158,702,557	30,570,185	65,115,717	(36,810,731)	173,463,729	20,003,325	16,109,849	(170,131,055)
Contract owner charges (Note 3)	(30,247,593)	(10,058,598)	(9,705,055)	(9,422,062)	(274,660)	(41,038,130)	(8,892,594)	(9,169,053)	(5,166)	(7,528,152)
Net increase (decrease) in net assets from
contract transactions	602,831,129	316,520,059	320,519,662	97,740,437	101,786,339	346,140,188	231,843,805	28,183,868	24,530,022	(73,911,927)

Net increase (decrease) in net assets	581,519,874	300,543,344	247,142,029	58,440,725	98,235,297	243,126,074	260,946,122	(183,036,008)	24,991,428	(235,307,720)

Net assets beginning of period	2,316,145,307	640,593,136	679,178,639	701,140,608	99,749,786	3,274,351,419	693,280,625	843,027,945	3,303,299	853,801,352

Net assets end of period	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632

[1] Contract unit transactions
Units Outstanding at December 31, 2014	141,489,304	50,702,870	56,638,167	64,512,396	8,855,498	273,649,060	17,193,000	90,487,551	336,044	54,690,829

Units Issued	59,358,073	33,931,499	39,443,127	20,483,230	11,906,653	72,463,037	9,515,177	27,122,938	2,757,386	16,822,711
Units Redeemed	(23,363,048)	(9,402,183)	(13,844,070)	(11,525,196)	(3,346,382)	(44,221,967)	(4,209,173)	(23,664,716)	(349,382)	(22,268,119)

Units Outstanding at December 31, 2015	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130	22,499,004	93,945,773	2,744,048	49,245,421

See notes to the financial statements.
44

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(3,360,595)	$(2,504,527)	$8,202,976	$(3,199,742)	$(23,634)	$561,261	$(2,233,000)	$1,459,181	$3,516,223	$49,191,748
Net realized gain (loss) on investments	37,018,963	26,634,046	(3,469,802)	41,025,658	2,555	(709,384)	10,266,535	51,787,742	23,630,471	(8,154,892)
Net change in unrealized appreciation
(depreciation) on investments	(47,645,710)	(21,754,649)	(29,844,836)	(61,510,003)	92,202	(23,439,100)	(37,553,242)	(164,844,329)	(64,761,203)	(81,614,655)
Net increase (decrease) in net assets
from operations	(13,987,342)	2,374,870	(25,111,662)	(23,684,087)	71,123	(23,587,223)	(29,519,707)	(111,597,406)	(37,614,509)	(40,577,799)

Contract transactions [1]
Purchase payments (Note 4)	33,332,045	32,369,531	48,671,512	102,020,442	2,033,047	12,390,820	43,948,359	97,724,518	54,745,271	109,520,279
Surrenders and terminations	(31,283,089)	(25,600,159)	(27,038,427)	(30,413,780)	(106,661)	(5,890,097)	(20,888,391)	(114,743,263)	(24,913,494)	(37,938,626)
Transfers between Investment Divisions	1,889,047	17,393,508	15,006,495	4,057,351	14,150,102	(9,472,081)	(3,952,830)	(70,771,224)	(78,955,938)	(79,888,687)
Contract owner charges (Note 3)	(4,955,160)	(4,343,216)	(5,063,587)	(6,354,798)	(820)	(1,525,492)	(4,789,064)	(17,527,619)	(5,808,203)	(7,196,496)
Net increase (decrease) in net assets from
contract transactions	(1,017,157)	19,819,664	31,575,993	69,309,215	16,075,668	(4,496,850)	14,318,074	(105,317,588)	(54,932,364)	(15,503,530)

Net increase (decrease) in net assets	(15,004,499)	22,194,534	6,464,331	45,625,128	16,146,791	(28,084,073)	(15,201,633)	(216,914,994)	(92,546,873)	(56,081,329)

Net assets beginning of period	449,386,945	408,782,494	431,510,424	567,701,179	—	128,090,211	349,714,430	1,557,952,149	521,536,485	737,968,724

Net assets end of period	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395

[1] Contract unit transactions
Units Outstanding at December 31, 2014	32,538,431	12,122,971	31,773,320	21,390,965	—	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692

Units Issued	6,642,881	3,679,436	9,643,669	8,828,659	1,488,334	6,329,807	23,750,704	17,082,834	10,685,460	18,824,122
Units Redeemed	(6,871,467)	(3,263,736)	(7,592,538)	(6,386,967)	(14,993)	(7,088,670)	(22,831,884)	(26,297,856)	(16,057,978)	(20,322,076)

Units Outstanding at December 31, 2015	32,309,845	12,538,671	33,824,451	23,832,657	1,473,341	14,223,291	45,373,484	120,927,163	42,763,056	61,593,738

(a) Commencement of operations September 28, 2015.

See notes to the financial statements.
45

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$47,858,335	$(2,391,913)	$11,650,370	$5,644,969	$(2,414,935)	$(6,663,730)	$(5,001,732)	$(30,069)	$17,883,575	$3,412,925
Net realized gain (loss) on investments	11,224,706	37,553,216	49,227,956	(4,219,881)	(13,902,054)	53,033,770	40,087,643	(146,507)	111,919,303	12,258,223
Net change in unrealized appreciation
(depreciation) on investments	(224,402,889)	(30,115,274)	(98,658,082)	(11,746,662)	(8,239,766)	(123,209,008)	(47,091,353)	(389,658)	(170,519,272)	(47,406,638)
Net increase (decrease) in net assets
from operations	(165,319,848)	5,046,029	(37,779,756)	(10,321,574)	(24,556,755)	(76,838,968)	(12,005,442)	(566,234)	(40,716,394)	(31,735,490)

Contract transactions [1]
Purchase payments (Note 4)	203,426,792	74,425,265	54,522,050	107,766,620	6,548,853	90,498,650	60,770,307	5,683,257	198,051,763	119,226,536
Surrenders and terminations	(123,762,996)	(22,659,647)	(32,795,654)	(63,556,836)	(13,473,890)	(38,164,490)	(18,149,697)	(41,421)	(72,375,136)	(36,577,720)
Transfers between Investment Divisions	(218,147,763)	64,952,763	(20,288,504)	83,902,187	(18,287,552)	(29,673,004)	12,450,616	2,758,920	(46,279,579)	86,047,813
Contract owner charges (Note 3)	(20,573,110)	(5,447,825)	(7,360,126)	(9,550,213)	(1,751,648)	(8,756,654)	(3,913,501)	(387)	(14,989,075)	(7,439,078)
Net increase (decrease) in net assets from
contract transactions	(159,057,077)	111,270,556	(5,922,234)	118,561,758	(26,964,237)	13,904,502	51,157,725	8,400,369	64,407,973	161,257,551

Net increase (decrease) in net assets	(324,376,925)	116,316,585	(43,701,990)	108,240,184	(51,520,992)	(62,934,466)	39,152,283	7,834,135	23,691,579	129,522,061

Net assets beginning of period	1,997,943,848	424,813,687	625,966,359	774,772,895	197,206,893	718,036,413	316,098,716	—	1,284,167,861	619,284,985

Net assets end of period	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046

[1] Contract unit transactions
Units Outstanding at December 31, 2014	142,444,264	43,002,479	51,539,564	30,480,079	15,557,759	35,055,336	23,729,531	—	76,820,365	30,512,443

Units Issued	26,194,032	22,572,032	8,912,373	13,756,519	1,787,039	10,141,302	12,549,587	1,183,949	30,119,969	15,349,919
Units Redeemed	(38,408,643)	(12,116,584)	(9,495,740)	(9,278,618)	(4,075,548)	(9,651,816)	(8,847,021)	(293,549)	(27,055,558)	(7,849,425)

Units Outstanding at December 31, 2015	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250	35,544,822	27,432,097	890,400	79,884,776	38,012,937

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.
46

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(8,326,001)	$(3,471,926)	$(11,740,742)	$(20,104,747)	$(13,445,634)	$6,223,266	$7,001,740	$2,021,692	$4,054,564	$(767,391)
Net realized gain (loss) on investments	73,489,153	22,857,250	74,992,024	160,646,134	140,141,419	(3,815,542)	(11,650,154)	24,054,220	(655,971)	(16,605,841)
Net change in unrealized appreciation
(depreciation) on investments	(45,707,000)	(51,428,853)	(112,032,667)	(416,854,786)	(137,027,460)	(10,997,571)	(88,341,288)	(40,214,748)	(15,673,443)	8,792,174
Net increase (decrease) in net assets
from operations	19,456,152	(32,043,529)	(48,781,385)	(276,313,399)	(10,331,675)	(8,589,847)	(92,989,702)	(14,138,836)	(12,274,850)	(8,581,058)

Contract transactions [1]
Purchase payments (Note 4)	58,508,448	34,774,721	189,027,823	174,857,022	188,072,803	113,758,955	15,897,372	28,702,261	114,667,575	14,567,853
Surrenders and terminations	(31,439,516)	(17,234,761)	(39,225,426)	(136,178,141)	(46,986,293)	(57,772,858)	(30,942,072)	(23,884,000)	(51,249,108)	(3,484,011)
Transfers between Investment Divisions	31,644,665	(16,691,084)	234,424,113	(374,753,795)	207,969,961	88,478,837	(18,633,246)	(9,884,141)	31,753,729	(99,747,620)
Contract owner charges (Note 3)	(6,581,931)	(3,349,664)	(8,644,029)	(31,575,909)	(9,407,569)	(7,245,723)	(4,508,054)	(4,527,985)	(6,853,370)	(891,922)
Net increase (decrease) in net assets from
contract transactions	52,131,666	(2,500,788)	375,582,481	(367,650,823)	339,648,902	137,219,211	(38,186,000)	(9,593,865)	88,318,826	(89,555,700)

Net increase (decrease) in net assets	71,587,818	(34,544,317)	326,801,096	(643,964,222)	329,317,227	128,629,364	(131,175,702)	(23,732,701)	76,043,976	(98,136,758)

Net assets beginning of period	565,049,969	311,142,610	608,506,397	2,903,055,412	740,280,882	633,095,753	492,894,638	393,768,518	652,066,839	98,136,758

Net assets end of period	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	761,725,117	$361,718,936	$370,035,817	$728,110,815	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	30,356,136	11,427,798	23,795,235	212,888,435	18,804,015	30,950,814	39,087,244	30,580,319	45,781,591	6,734,799

Units Issued	12,516,865	3,103,815	22,842,232	23,760,107	14,387,717	23,186,842	5,863,393	4,885,136	23,150,257	2,590,930
Units Redeemed	(9,765,229)	(3,241,631)	(9,009,027)	(51,744,436)	(6,769,463)	(16,900,106)	(9,320,642)	(5,656,874)	(17,269,927)	(9,325,729)

Units Outstanding at December 31, 2015	33,107,772	11,289,982	37,628,440	184,904,106	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
47

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$823,763	$1,698,168	$(176,650)	$2,475,816	$8,554,884	$1,629,968	$(7,315,831)	$2,238,077	$(10,642,939)	$82,715
Net realized gain (loss) on investments	(12,607,848)	3,979,007	(1,740,731)	42,543,893	5,260,714	6,691,053	146,790,427	200,755,024	176,228,095	554,782
Net change in unrealized appreciation
(depreciation) on investments	(81,199,435)	(33,125,217)	5,342,821	(65,815,227)	(47,733,876)	(12,797,038)	(207,600,679)	(229,359,022)	(242,768,244)	(4,108,706)
Net increase (decrease) in net assets
from operations	(92,983,520)	(27,448,042)	3,425,440	(20,795,518)	(33,918,278)	(4,476,017)	(68,126,083)	(26,365,921)	(77,183,088)	(3,471,209)

Contract transactions [1]
Purchase payments (Note 4)	90,252,825	92,586,971	899,347	65,895,527	172,337,458	44,099,945	231,624,810	598,002,537	168,410,828	14,386,878
Surrenders and terminations	(21,734,378)	(15,402,086)	(1,028,712)	(33,614,159)	(54,451,219)	(8,904,840)	(80,172,106)	(200,190,214)	(79,615,672)	(2,259,546)
Transfers between Investment Divisions	25,743,792	142,320,918	(44,339,057)	848,599	72,853,694	76,165,233	151,830,311	139,621,992	(2,193,213)	(11,672,759)
Contract owner charges (Note 3)	(5,837,877)	(4,140,269)	(101,322)	(8,300,434)	(9,595,072)	(2,044,633)	(14,501,302)	(34,323,456)	(11,574,377)	(24,504)
Net increase (decrease) in net assets from
contract transactions	88,424,362	215,365,534	(44,569,744)	24,829,533	181,144,861	109,315,705	288,781,713	503,110,859	75,027,566	430,069

Net increase (decrease) in net assets	(4,559,158)	187,917,492	(41,144,304)	4,034,015	147,226,583	104,839,688	220,655,630	476,744,938	(2,155,522)	(3,041,140)

Net assets beginning of period	476,725,115	245,362,210	41,144,304	681,568,328	856,844,761	115,033,729	1,279,351,644	3,229,424,582	1,179,021,383	43,475,821

Net assets end of period	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681

[1] Contract unit transactions
Units Outstanding at December 31, 2014	50,802,722	17,013,160	4,290,430	51,593,680	49,800,759	7,313,844	48,283,556	179,675,003	51,330,529	3,653,620

Units Issued	26,117,821	22,424,753	405,216	9,879,711	23,204,902	12,089,348	25,452,973	75,769,136	19,345,144	2,625,210
Units Redeemed	(16,709,414)	(8,359,354)	(4,695,646)	(8,131,810)	(13,409,475)	(5,896,130)	(14,939,664)	(48,845,859)	(16,462,482)	(2,649,751)

Units Outstanding at December 31, 2015	60,211,129	31,078,559	—	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280	54,213,191	3,629,079

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
48

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(3,536,403)	$(426,204)	$(1,482,914)	$(1,440,905)	$(155,270)	$(15,449)	$(4,906,279)	$25,953,424	$45,302,287	$29,098,998
Net realized gain (loss) on investments	(3,334,094)	(569,907)	(1,183,771)	4,275,386	7,567,813	(112,925)	51,370,963	(52,835,949)	50,080,786	(4,492,652)
Net change in unrealized appreciation
(depreciation) on investments	(24,699,563)	(3,247,664)	(13,147,171)	(9,686,805)	(19,106,787)	(130,222)	(44,081,223)	(27,634,805)	(128,512,106)	(58,225,182)
Net increase (decrease) in net assets
from operations	(31,570,060)	(4,243,775)	(15,813,856)	(6,852,324)	(11,694,244)	(258,596)	2,383,461	(54,517,330)	(33,129,033)	(33,618,836)

Contract transactions [1]
Purchase payments (Note 4)	60,903,030	33,466,616	107,372,066	25,002,924	80,856,906	2,735,562	113,707,273	83,405,392	259,069,471	210,107,719
Surrenders and terminations	(24,227,383)	(1,913,122)	(5,754,248)	(4,497,862)	(20,939,296)	(31,077)	(42,934,942)	(85,509,339)	(228,455,601)	(72,649,713)
Transfers between Investment Divisions	415,706,023	6,744,681	76,967,420	4,827,472	22,726,822	2,103,372	182,988,304	(135,014,261)	(108,892,823)	(102,658,211)
Contract owner charges (Note 3)	(304,327)	(38,389)	(119,358)	(1,305,094)	(4,630,200)	(240)	(9,977,526)	(14,247,256)	(34,829,586)	(11,675,341)
Net increase (decrease) in net assets from
contract transactions	452,077,343	38,259,786	178,465,880	24,027,440	78,014,232	4,807,617	243,783,109	(151,365,464)	(113,108,539)	23,124,454

Net increase (decrease) in net assets	420,507,283	34,016,011	162,652,024	17,175,116	66,319,988	4,549,021	246,166,570	(205,882,794)	(146,237,572)	(10,494,382)

Net assets beginning of period	24,944,185	17,561,425	44,028,674	84,869,532	333,742,609	—	693,160,565	1,317,828,451	3,192,629,103	1,190,883,299

Net assets end of period	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239	—	37,216,962	96,758,149	162,079,925	111,124,452

Units Issued	50,716,099	5,466,750	20,306,129	5,876,868	20,408,898	679,174	22,629,514	15,146,991	33,662,256	46,873,742
Units Redeemed	(8,867,825)	(1,832,689)	(3,467,959)	(4,033,688)	(13,168,460)	(139,769)	(10,655,634)	(26,593,695)	(40,049,202)	(44,924,506)

Units Outstanding at December 31, 2015	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677	539,405	49,190,842	85,311,445	155,692,979	113,073,688

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.
49

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$67,307,790	$(2,050,972)	$(2,838,902)	$(2,618,956)	$21,469,574	$210,205,424	$(6,260,342)	$20,095,956	$6,339	$(4,601,966)
Net realized gain (loss) on investments	(67,622,791)	47,281,527	17,920,202	9,190,736	33,725,952	365,825,090	122,022,760	191,388,170	(131,729)	123,127,920
Net change in unrealized appreciation
(depreciation) on investments	(124,227,701)	(75,281,060)	(38,535,835)	(24,727,169)	(62,757,137)	(928,857,155)	(128,732,964)	(233,348,957)	(1,371,760)	(280,369,022)
Net increase (decrease) in net assets
from operations	(124,542,702)	(30,050,505)	(23,454,535)	(18,155,389)	(7,561,611)	(352,826,641)	(12,970,546)	(21,864,831)	(1,497,150)	(161,843,068)

Contract transactions [1]
Purchase payments (Note 4)	173,362,370	51,475,892	50,338,532	12,184,730	42,936,555	1,141,913,416	149,886,406	212,547,374	12,772,112	188,436,116
Surrenders and terminations	(103,083,634)	(15,329,757)	(16,590,872)	(13,291,691)	(31,297,442)	(253,170,351)	(45,580,741)	(120,339,216)	(1,193,173)	(50,611,699)
Transfers between Investment Divisions	(175,816,263)	(15,298,002)	148,525,556	(28,085,500)	(44,811,111)	815,408,874	168,149,257	(177,418,569)	7,630,712	(117,201,155)
Contract owner charges (Note 3)	(15,888,353)	(3,165,781)	(3,673,711)	(1,577,488)	(3,716,542)	(58,194,463)	(10,218,342)	(25,276,932)	(5,237)	(11,715,532)
Net increase (decrease) in net assets from
contract transactions	(121,425,880)	17,682,352	178,599,505	(30,769,949)	(36,888,540)	1,645,957,476	262,236,580	(110,487,343)	19,204,414	8,907,730

Net increase (decrease) in net assets	(245,968,582)	(12,368,153)	155,144,970	(48,925,338)	(44,450,151)	1,293,130,835	249,266,034	(132,352,174)	17,707,264	(152,935,338)

Net assets beginning of period	1,605,816,753	303,239,522	199,123,929	202,023,417	497,608,907	4,667,940,627	768,629,162	2,242,009,582	2,469,128	1,041,964,651

Net assets end of period	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313

[1] Contract unit transactions
Units Outstanding at December 31, 2014	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332	37,055,412	125,002,996	261,790	47,112,607

Units Issued	49,804,428	8,167,229	20,876,637	1,334,942	5,355,327	140,446,459	24,807,758	26,936,504	2,559,206	19,798,389
Units Redeemed	(56,606,025)	(7,161,452)	(9,765,889)	(2,469,966)	(7,920,715)	(56,193,817)	(12,796,765)	(33,689,440)	(612,207)	(19,765,446)

Units Outstanding at December 31, 2015	76,516,581	19,267,246	23,863,493	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060	2,208,789	47,145,550

See notes to the financial statements.
50

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(24,006,905)	$(22,065,687)	$(67,538,813)	$(45,392,665)	$(84,717,517)	$(2,331,284)	$(969,010)	$(258,279)	$(39,826,095)	$(42,537,018)
Net realized gain (loss) on investments	52,542,106	21,556,514	136,255,390	60,428,989	141,265,243	833,741	54,439,625	(61,394)	329,747,235	361,381,623
Net change in unrealized appreciation
(depreciation) on investments	(58,037,156)	(42,706,851)	(145,261,787)	(93,541,429)	(182,512,868)	(30,081,139)	(103,664,461)	(121,498)	(76,068,525)	(197,307,497)
Net increase (decrease) in net assets
from operations	(29,501,955)	(43,216,024)	(76,545,210)	(78,505,105)	(125,965,142)	(31,578,682)	(50,193,846)	(441,171)	213,852,615	121,537,108

Contract transactions [1]
Purchase payments (Note 4)	216,810,587	117,413,752	457,912,198	246,342,063	433,009,508	84,156,845	78,899,496	16,167,173	468,790,029	389,643,994
Surrenders and terminations	(77,006,672)	(129,196,452)	(231,613,782)	(202,120,745)	(343,324,880)	(7,230,177)	(28,702,655)	(1,222,569)	(145,311,464)	(151,932,814)
Transfers between Investment Divisions	(20,385,743)	(46,449,708)	(109,602,940)	(105,468,387)	(169,798,498)	94,284,189	(98,960,190)	1,558,272	689,423,543	275,566,982
Contract owner charges (Note 3)	(19,105,701)	(17,625,318)	(55,701,941)	(37,600,658)	(71,177,112)	(1,695,846)	(6,064,762)	(8,414)	(28,509,427)	(33,433,635)
Net increase (decrease) in net assets from
contract transactions	100,312,471	(75,857,726)	60,993,535	(98,847,727)	(151,290,982)	169,515,011	(54,828,111)	16,494,462	984,392,681	479,844,527

Net increase (decrease) in net assets	70,810,516	(119,073,750)	(15,551,675)	(177,352,832)	(277,256,124)	137,936,329	(105,021,957)	16,053,291	1,198,245,296	601,381,635

Net assets beginning of period	1,593,830,558	1,508,869,615	4,602,746,712	3,148,394,715	5,884,253,118	80,070,520	582,104,033	15,934,607	2,315,475,546	2,578,873,478

Net assets end of period	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113

[1] Contract unit transactions
Units Outstanding at December 31, 2014	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138	31,338,878	1,668,246	46,744,519	33,064,191

Units Issued	17,226,237	23,186,614	37,428,371	28,318,676	37,933,781	22,187,923	12,935,486	2,610,872	28,616,445	12,171,479
Units Redeemed	(12,514,083)	(28,972,530)	(35,019,199)	(35,227,527)	(46,677,088)	(7,403,859)	(16,138,444)	(877,415)	(10,758,138)	(6,569,592)

Units Outstanding at December 31, 2015	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078

See notes to the financial statements.
51

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(3,696,359)	$(7,928,581)	$(11,212)	$(5,931,286)	$(19,028,746)	$(51,506)	$14,756,139	$2,281,982	$(6,357,604)	$(8,175,890)
Net realized gain (loss) on investments	(2,982,166)	148,119,607	(9,596)	269,096,881	5,861	89,784,580	6,132,415	7,681,829	89,963,409	47,025,010
Net change in unrealized appreciation
(depreciation) on investments	(2,907,875)	(183,188,463)	(54,518)	(369,302,738)	—	(118,999,008)	(79,618,743)	(8,542,513)	(66,757,782)	(50,672,504)
Net increase (decrease) in net assets
from operations	(9,586,400)	(42,997,437)	(75,326)	(106,137,143)	(19,022,885)	(29,265,934)	(58,730,189)	1,421,298	16,848,023	(11,823,384)

Contract transactions [1]
Purchase payments (Note 4)	196,163,854	185,084,919	1,257,756	791,953,269	758,815,238	56,605,072	29,000,107	3,770,436	115,513,100	34,881,492
Surrenders and terminations	(65,267,104)	(71,549,030)	(85,107)	(235,592,237)	(304,809,003)	(38,551,900)	(40,164,918)	(7,073,343)	(39,478,903)	(43,999,496)
Transfers between Investment Divisions	(29,032,392)	(57,095,064)	1,865,668	163,860,693	(146,559,518)	(31,433,889)	(791,531,946)	(14,948,807)	305,306,166	(59,296,789)
Contract owner charges (Note 3)	(8,689,288)	(12,705,293)	(373)	(47,405,630)	(15,406,280)	(6,728,344)	(5,513,984)	(1,236,570)	(7,345,422)	(5,278,659)
Net increase (decrease) in net assets from
contract transactions	93,175,070	43,735,532	3,037,944	672,816,095	292,040,437	(20,109,061)	(808,210,741)	(19,488,284)	373,994,941	(73,693,452)

Net increase (decrease) in net assets	83,588,670	738,095	2,962,618	566,678,952	273,017,552	(49,374,995)	(866,940,930)	(18,066,986)	390,842,964	(85,516,836)

Net assets beginning of period	818,120,643	1,326,726,370	—	4,024,875,657	1,216,576,030	668,418,797	866,940,930	122,345,356	517,690,063	580,636,341

Net assets end of period	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505

[1] Contract unit transactions
Units Outstanding at December 31, 2014	78,980,272	52,688,070	—	100,336,882	101,006,225	21,404,706	36,505,272	15,791,833	23,442,912	38,977,200

Units Issued	48,501,211	15,411,108	362,015	32,033,664	173,917,563	3,759,649	2,759,825	2,130,820	25,686,306	7,311,367
Units Redeemed	(39,801,455)	(13,893,577)	(47,542)	(15,913,691)	(150,546,241)	(4,436,082)	(39,265,097)	(4,703,358)	(9,847,430)	(12,455,129)

Units Outstanding at December 31, 2015	87,680,028	54,205,601	314,473	116,456,855	124,377,547	20,728,273	—	13,219,295	39,281,788	33,833,438

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
52

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,883,721)	$(6,130,836)	$(26,048,475)	$34,553,999	$(1,894,538)	$(7,279,114)	$1,608,517	$(378,049)	$3,347,913	$(8,498,308)
Net realized gain (loss) on investments	55,822,717	29,273,947	212,817,187	129,475,487	86,658,872	128,719,099	(5,643,768)	201,416,800	116,898,572	120,349,347
Net change in unrealized appreciation
(depreciation) on investments	(74,526,211)	(64,223,554)	(121,622,288)	(315,049,099)	(70,013,464)	(122,014,824)	(330,544,866)	(268,302,996)	(143,719,970)	(88,434,617)
Net increase (decrease) in net assets
from operations	(20,587,215)	(41,080,443)	65,146,424	(151,019,613)	14,750,870	(574,839)	(334,580,117)	(67,264,245)	(23,473,485)	23,416,422

Contract transactions [1]
Purchase payments (Note 4)	95,901,092	26,904,151	541,706,598	95,009,149	6,952,806	149,099,326	188,282,644	24,561,213	42,257,956	179,853,473
Surrenders and terminations	(34,608,233)	(40,106,155)	(139,799,223)	(324,081,587)	(11,225,085)	(43,269,525)	(67,277,346)	(50,234,489)	(19,664,057)	(54,790,111)
Transfers between Investment Divisions	66,343,118	28,313,330	499,383,103	249,051,399	(416,207,607)	(10,882,311)	189,822,114	340,286,345	(73,198,978)	132,789,403
Contract owner charges (Note 3)	(6,609,425)	(3,231,466)	(28,286,065)	(25,133,090)	(1,208,370)	(8,513,225)	(14,003,453)	(4,846,676)	(3,598,013)	(11,530,758)
Net increase (decrease) in net assets from
contract transactions	121,026,552	11,879,860	873,004,413	(5,154,129)	(421,688,256)	86,434,265	296,823,959	309,766,393	(54,203,092)	246,322,007

Net increase (decrease) in net assets	100,439,337	(29,200,583)	938,150,837	(156,173,742)	(406,937,386)	85,859,426	(37,756,158)	242,502,148	(77,676,577)	269,738,429

Net assets beginning of period	556,140,439	382,907,952	1,902,635,394	2,985,709,749	406,937,386	750,347,802	1,140,786,352	340,688,159	392,884,476	902,611,207

Net assets end of period	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636

[1] Contract unit transactions
Units Outstanding at December 31, 2014	46,590,373	20,132,283	74,574,211	168,380,622	30,605,314	34,744,625	31,703,470	21,742,439	24,281,279	81,457,825

Units Issued	27,729,771	8,487,983	54,820,706	39,638,526	2,085,963	17,493,608	17,486,905	31,523,933	6,037,423	46,559,329
Units Redeemed	(18,212,513)	(8,100,515)	(24,072,858)	(41,507,017)	(32,691,277)	(13,675,600)	(8,873,473)	(12,164,836)	(9,557,225)	(25,798,761)

Units Outstanding at December 31, 2015	56,107,631	20,519,751	105,322,059	166,512,131	—	38,562,633	40,316,902	41,101,536	20,761,477	102,218,393

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
53

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Operations
Net investment income (loss)	$(1,948,922)	$757,688
Net realized gain (loss) on investments	49,185,819	(7,812)
Net change in unrealized appreciation
(depreciation) on investments	(47,816,525)	(1,436,262)
Net increase (decrease) in net assets
from operations	(579,628)	(686,386)

Contract transactions [1]
Purchase payments (Note 4)	6,912,764	17,498,647
Surrenders and terminations	(13,902,683)	(607,848)
Transfers between Investment Divisions	(423,474,893)	29,368,861
Contract owner charges (Note 3)	(1,055,544)	(112,085)
Net increase (decrease) in net assets from
contract transactions	(431,520,356)	46,147,575

Net increase (decrease) in net assets	(432,099,984)	45,461,189

Net assets beginning of period	432,099,984	—

Net assets end of period	$—	$45,461,189

[1] Contract unit transactions
Units Outstanding at December 31, 2014	29,824,486	—

Units Issued	1,487,866	3,146,254
Units Redeemed	(31,312,352)	(241,388)

Units Outstanding at December 31, 2015	—	2,904,866

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

See notes to the financial statements.
54

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(135,873)	$(148,001)	$121,192	$(189,986)	$(292,570)	$1,490,563	$141,294	$(565,355)	$(263,347)	$237,966
Net realized gain (loss) on investments	142,524	209,188	6,517,396	901,431	4,357,942	1,803,633	105,302	1,083,633	3,005,827	304,156
Net change in unrealized appreciation
(depreciation) on investments	59,144	(979,662)	(4,139,034)	499,315	(1,385,167)	262,061	(231,400)	1,668,014	(1,218,150)	(889,360)
Net increase (decrease) in net assets
from operations	65,795	(918,475)	2,499,554	1,210,760	2,680,205	3,556,257	15,196	2,186,292	1,524,330	(347,238)

Contract transactions [1]
Purchase payments (Note 4)	18,458,822	58,151,007	90,262,414	52,478,514	30,814,530	15,583,548	19,467,424	111,875,238	27,125,728	20,956,828
Surrenders and terminations	(1,153,691)	(1,801,063)	(11,220,851)	(5,509,675)	(3,121,159)	(3,098,758)	(3,319,356)	(2,589,065)	(5,272,974)	(1,861,534)
Transfers between Investment Divisions	(798,440)	11,740,158	(26,491,719)	(5,767,074)	(768,116)	2,855,588	6,185,921	814,870	(6,341,736)	326,039
Contract owner charges (Note 3)	(13,516)	(43,765)	(216,323)	(59,891)	(45,545)	(44,404)	(20,838)	(48,356)	(83,713)	(14,894)
Net increase (decrease) in net assets from
contract transactions	16,493,175	68,046,337	52,333,521	41,141,874	26,879,710	15,295,974	22,313,151	110,052,687	15,427,305	19,406,439

Net increase (decrease) in net assets	16,558,970	67,127,862	54,833,075	42,352,634	29,559,915	18,852,231	22,328,347	112,238,979	16,951,635	19,059,201

Net assets beginning of period	17,738,505	37,070,387	275,259,838	55,255,419	49,262,282	43,192,367	22,059,048	43,815,918	107,396,269	28,938,249

Net assets end of period	$34,297,475	$104,198,249	$330,092,913	$97,608,053	$78,822,197	$62,044,598	$44,387,395	$156,054,897	$124,347,904	$47,997,450

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,786,805	3,667,273	26,425,130	5,267,640	3,805,968	3,598,785	2,275,015	4,032,811	9,661,615	2,962,394

Units Issued	2,385,589	7,121,465	9,227,898	5,853,009	2,890,950	1,743,612	3,006,173	11,075,341	2,848,870	2,899,431
Units Redeemed	(728,426)	(597,010)	(4,348,297)	(2,047,524)	(828,863)	(533,476)	(753,875)	(1,175,990)	(1,491,044)	(947,525)

Units Outstanding at December 31, 2014	3,443,968	10,191,728	31,304,731	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	11,019,441	4,914,300

See notes to the financial statements.
55

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(1,121)	$(20,277)	$4,342	$(337,832)	$(756,097)	$(1,251,024)	$172,480	$6,458	$(382,731)	$(450,873)
Net realized gain (loss) on investments	12,859	72,375	83,813	4,715,045	8,813,937	10,658,084	227,721	7,749	4,463,350	14,676,145
Net change in unrealized appreciation
(depreciation) on investments	(210,315)	(423,192)	(559,612)	(1,674,601)	(3,011,335)	(354,980)	(407,987)	(762,068)	(1,930,116)	(5,731,616)
Net increase (decrease) in net assets
from operations	(198,577)	(371,094)	(471,457)	2,702,612	5,046,505	9,052,080	(7,786)	(747,861)	2,150,503	8,493,656

Contract transactions [1]
Purchase payments (Note 4)	3,258,949	4,097,455	6,434,655	47,788,908	170,983,799	210,284,455	16,679,898	6,141,171	30,844,266	69,385,409
Surrenders and terminations	(173,086)	(181,361)	(319,238)	(2,822,886)	(15,255,870)	(13,697,675)	(1,685,273)	(309,955)	(1,942,433)	(11,390,176)
Transfers between Investment Divisions	(70,623)	(334,513)	(185,336)	587,003	1,559,738	18,438,299	2,464,282	840,689	(4,986,138)	(6,988,130)
Contract owner charges (Note 3)	(1,910)	(6,088)	(5,000)	(75,033)	(118,375)	(255,186)	(11,006)	(2,571)	(57,845)	(195,288)
Net increase (decrease) in net assets from
contract transactions	3,013,330	3,575,493	5,925,081	45,477,992	157,169,292	214,769,893	17,447,901	6,669,334	23,857,850	50,811,815

Net increase (decrease) in net assets	2,814,753	3,204,399	5,453,624	48,180,604	162,215,797	223,821,973	17,440,115	5,921,473	26,008,353	59,305,471

Net assets beginning of period	1,844,020	4,523,603	4,824,711	65,550,919	172,058,654	252,988,721	20,207,299	4,998,604	66,139,049	228,187,759

Net assets end of period	$4,658,773	$7,728,002	$10,278,335	$113,731,523	$334,274,451	$476,810,694	$37,647,414	$10,920,077	$92,147,402	$287,493,230

[1] Contract unit transactions
Units Outstanding at December 31, 2013	189,390	447,087	485,431	5,422,389	14,869,737	21,931,887	2,091,877	508,538	5,698,163	19,989,081

Units Issued	361,686	540,081	834,197	4,558,371	16,285,102	20,850,285	2,283,619	995,148	3,012,741	6,979,085
Units Redeemed	(57,395)	(189,520)	(239,942)	(866,425)	(3,007,209)	(2,660,027)	(510,696)	(362,179)	(982,107)	(2,602,612)

Units Outstanding at December 31, 2014	493,681	797,648	1,079,686	9,114,335	28,147,630	40,122,145	3,864,800	1,141,507	7,728,797	24,365,554

See notes to the financial statements.
56

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(2,512,953)	$(594,313)	$1,454,156	$(18,645)	$(37,844)	$109,528	$(85,239)	$(336,803)	$(317,950)	$2,004
Net realized gain (loss) on investments	1,795,343	(497,359)	3,073,298	3,019	(16,055)	220,134	1,527,215	4,695,306	5,464,748	(138,780)
Net change in unrealized appreciation
(depreciation) on investments	9,853,467	(2,004,531)	5,783,050	(46,970)	63,147	(754,555)	(296,842)	(881,337)	(2,049,979)	(270,573)
Net increase (decrease) in net assets
from operations	9,135,857	(3,096,203)	10,310,504	(62,596)	9,248	(424,893)	1,145,134	3,477,166	3,096,819	(407,349)

Contract transactions [1]
Purchase payments (Note 4)	58,114,563	22,156,448	38,163,738	2,396,018	4,025,071	7,345,782	15,235,071	35,185,757	35,972,741	1,131,758
Surrenders and terminations	(15,420,552)	(2,937,055)	(11,881,178)	(34,058)	(48,099)	(1,044,149)	(2,423,249)	(6,335,173)	(5,033,458)	(65,252)
Transfers between Investment Divisions	(46,148,520)	(13,997,817)	(11,720,614)	477,790	1,772,408	1,241,989	(848,835)	(2,860,049)	(6,295,854)	(246,048)
Contract owner charges (Note 3)	(215,613)	(58,573)	(129,035)	(469)	(1,139)	(2,097)	(20,174)	(74,336)	(78,782)	(936)
Net increase (decrease) in net assets from
contract transactions	(3,670,122)	5,163,003	14,432,911	2,839,281	5,748,241	7,541,525	11,942,813	25,916,199	24,564,647	819,522

Net increase (decrease) in net assets	5,465,735	2,066,800	24,743,415	2,776,685	5,757,489	7,116,632	13,087,947	29,393,365	27,661,466	412,173

Net assets beginning of period	238,699,935	55,489,483	149,063,666	424,533	537,789	5,576,247	32,732,046	80,234,581	70,581,418	1,215,921

Net assets end of period	$244,165,670	$57,556,283	$173,807,081	$3,201,218	$6,295,278	$12,692,879	$45,819,993	$109,627,946	$98,242,884	$1,628,094

[1] Contract unit transactions
Units Outstanding at December 31, 2013	23,617,733	5,830,292	14,465,574	40,481	49,184	552,471	3,001,678	6,836,993	5,718,342	146,989

Units Issued	5,998,529	2,661,671	4,414,911	301,380	629,026	1,035,459	1,715,644	3,386,048	3,345,366	523,170
Units Redeemed	(6,402,419)	(2,115,040)	(3,118,614)	(30,502)	(116,521)	(297,761)	(634,065)	(1,190,524)	(1,375,530)	(434,963)

Units Outstanding at December 31, 2014	23,213,843	6,376,923	15,761,871	311,359	561,689	1,290,169	4,083,257	9,032,517	7,688,178	235,196

See notes to the financial statements.
57

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(143,383)	$(518,624)	$(96,118)	$(27,184)	$(30,791)	$(433,466)	$174,481	$(261,902)	$(135,853)	$(113,502)
Net realized gain (loss) on investments	102,986	1,872,016	689,341	43,087	(10,464)	234,217	27,881	2,900,524	160,310	52,090
Net change in unrealized appreciation
(depreciation) on investments	452,107	3,596,437	(737,805)	(364,085)	(213,694)	(145,718)	(288,883)	(2,045,481)	1,077,960	476,459
Net increase (decrease) in net assets
from operations	411,710	4,949,829	(144,582)	(348,182)	(254,949)	(344,967)	(86,521)	593,141	1,102,417	415,047

Contract transactions [1]
Purchase payments (Note 4)	22,954,913	42,391,896	10,588,444	1,832,658	3,413,076	31,529,505	4,176,641	15,816,707	41,504,088	5,261,188
Surrenders and terminations	(522,581)	(2,193,035)	(422,495)	(90,963)	(83,692)	(2,515,556)	(203,110)	(729,327)	(1,838,942)	(422,125)
Transfers between Investment Divisions	3,187,633	7,822,866	7,698,645	435,129	(391,689)	2,963,461	606,040	1,856,674	22,375,607	1,447,954
Contract owner charges (Note 3)	(2,920)	(29,810)	(3,186)	(1,295)	(579)	(7,721)	(2,104)	(11,101)	(21,559)	(3,344)
Net increase (decrease) in net assets from
contract transactions	25,617,045	47,991,917	17,861,408	2,175,529	2,937,116	31,969,689	4,577,467	16,932,953	62,019,194	6,283,673

Net increase (decrease) in net assets	26,028,755	52,941,746	17,716,826	1,827,347	2,682,167	31,624,722	4,490,946	17,526,094	63,121,611	6,698,720

Net assets beginning of period	5,062,821	45,213,753	1,348,020	1,527,108	1,210,323	22,308,296	3,063,702	16,188,484	5,167,164	7,451,445

Net assets end of period	$31,091,576	$98,155,499	$19,064,846	$3,354,455	$3,892,490	$53,933,018	$7,554,648	$33,714,578	$68,288,775	$14,150,165

[1] Contract unit transactions
Units Outstanding at December 31, 2013	461,640	3,335,385	134,410	147,852	126,678	2,224,900	330,504	1,130,300	518,337	788,584

Units Issued	2,584,492	4,119,541	1,967,260	282,155	521,827	4,207,713	715,539	1,644,233	6,494,658	927,807
Units Redeemed	(239,327)	(679,696)	(321,932)	(67,228)	(225,763)	(1,059,471)	(228,988)	(443,576)	(512,612)	(271,495)

Units Outstanding at December 31, 2014	2,806,805	6,775,230	1,779,738	362,779	422,742	5,373,142	817,055	2,330,957	6,500,383	1,444,896

See notes to the financial statements.
58

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(224,763)	$(843,364)	$487,540	$(277,563)	$(100,821)	$(136,699)	$(12,842)	$(108,725)	$(244,515)	$(707,764)
Net realized gain (loss) on investments	495,748	980,101	1,384,249	5,554,508	42,335	12,964	(70,251)	1,213,219	110,251	(153,863)
Net change in unrealized appreciation
(depreciation) on investments	489,526	6,284,390	(5,146,496)	(12,892,044)	(312,742)	400,040	(543,308)	(2,966,806)	1,502,020	(255,976)
Net increase (decrease) in net assets
from operations	760,511	6,421,127	(3,274,707)	(7,615,099)	(371,228)	276,305	(626,401)	(1,862,312)	1,367,756	(1,117,603)

Contract transactions [1]
Purchase payments (Note 4)	10,162,070	38,895,411	10,243,361	14,195,074	8,844,246	3,382,445	2,423,627	19,203,781	12,867,360	20,947,077
Surrenders and terminations	(953,212)	(3,853,037)	(373,382)	(949,844)	(188,281)	(601,463)	(45,062)	(2,879,747)	(1,325,016)	(3,952,746)
Transfers between Investment Divisions	841,313	5,723,646	71,116	1,894,681	2,892,025	426,624	1,372,107	9,414,558	2,053,236	(14,257,575)
Contract owner charges (Note 3)	(7,501)	(31,541)	(4,821)	(14,234)	(2,280)	(6,130)	(35)	(28,305)	(11,583)	(34,647)
Net increase (decrease) in net assets from
contract transactions	10,042,670	40,734,479	9,936,274	15,125,677	11,545,710	3,201,476	3,750,637	25,710,287	13,583,997	2,702,109

Net increase (decrease) in net assets	10,803,181	47,155,606	6,661,567	7,510,578	11,174,482	3,477,781	3,124,236	23,847,975	14,951,753	1,584,506

Net assets beginning of period	15,590,221	59,229,238	10,523,693	19,294,478	3,438,085	10,983,665	—	40,484,175	19,395,476	63,826,261

Net assets end of period	$26,393,402	$106,384,844	$17,185,260	$26,805,056	$14,612,567	$14,461,446	$3,124,236	$64,332,150	$34,347,229	$65,410,767

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,203,658	5,215,087	863,084	2,045,134	298,490	1,124,211	—	3,896,661	1,886,848	6,448,094

Units Issued	1,111,949	4,276,570	1,235,223	2,281,131	1,166,793	675,744	539,335	3,920,432	1,754,054	2,414,998
Units Redeemed	(373,963)	(795,258)	(423,740)	(710,722)	(165,187)	(352,310)	(132,796)	(1,492,722)	(503,244)	(2,147,025)

Units Outstanding at December 31, 2014	1,941,644	8,696,399	1,674,567	3,615,543	1,300,096	1,447,645	406,539	6,324,371	3,137,658	6,716,067

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
59

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$53,706	$49,915	$(363,036)	$(60,568)	$(136,859)	$(172,189)	$1,004,638	$8,587,035	$5,919,691	$4,656,192
Net realized gain (loss) on investments	(180,098)	2,386,654	2,029,564	(367,190)	(74,340)	(1,400,459)	35,338,405	72,004,152	89,988,583	51,504,477
Net change in unrealized appreciation
(depreciation) on investments	(727,729)	1,893,127	1,950,768	(33,342)	(544,540)	(3,825,012)	(15,657,034)	(38,925,580)	(47,813,859)	(43,403,284)
Net increase (decrease) in net assets
from operations	(854,121)	4,329,696	3,617,296	(461,100)	(755,739)	(5,397,660)	20,686,009	41,665,607	48,094,415	12,757,385

Contract transactions [1]
Purchase payments (Note 4)	1,815,860	49,743,859	15,641,768	1,433,405	8,575,139	12,286,769	127,471,079	156,910,460	225,264,551	139,720,901
Surrenders and terminations	(166,843)	(1,589,714)	(1,711,981)	(224,552)	(1,006,219)	(845,335)	(19,945,389)	(60,131,639)	(50,941,800)	(65,769,149)
Transfers between Investment Divisions	88,168	23,110,487	697,369	(19,169,827)	437,934	8,829,775	8,043,241	48,407,810	49,739,057	(75,210,067)
Contract owner charges (Note 3)	(976)	(14,843)	(12,098)	(2,242)	(25,123)	(20,236)	(7,105,090)	(13,217,379)	(16,305,779)	(21,666,019)
Net increase (decrease) in net assets from
contract transactions	1,736,209	71,249,789	14,615,058	(17,963,216)	7,981,731	20,250,973	108,463,841	131,969,252	207,756,029	(22,924,334)

Net increase (decrease) in net assets	882,088	75,579,485	18,232,354	(18,424,316)	7,225,992	14,853,313	129,149,850	173,634,859	255,850,444	(10,166,949)

Net assets beginning of period	1,538,985	9,228,428	28,342,432	18,424,316	7,719,540	11,291,223	521,713,292	1,026,832,403	1,216,735,393	1,697,532,924

Net assets end of period	$2,421,073	$84,807,913	$46,574,786	$—	$14,945,532	$26,144,536	$650,863,142	$1,200,467,262	$1,472,585,837	$1,687,365,975

[1] Contract unit transactions
Units Outstanding at December 31, 2013	148,995	877,948	1,948,410	1,865,063	780,745	2,435,614	45,866,327	82,175,928	100,110,377	102,360,408

Units Issued	447,096	6,755,232	1,394,055	172,822	1,244,050	5,103,405	14,939,756	18,113,522	25,474,371	10,161,234
Units Redeemed	(270,668)	(336,301)	(429,595)	(2,037,885)	(426,289)	(1,467,713)	(5,556,603)	(7,871,092)	(8,731,270)	(11,598,032)

Units Outstanding at December 31, 2014	325,423	7,296,879	2,912,870	—	1,598,506	6,071,306	55,249,480	92,418,358	116,853,478	100,923,610

(a) The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.
60

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Institutional Alt 65 Fund - A	JNL/ AllianceBernstein Dynamic Asset Allocation Fund - A (a)	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds Growth-Income Fund - A
Operations
Net investment income (loss)	$3,524,823	$366,328	$(204,381)	$21,141	$(2,620,537)	$(4,412,536)	$(7,297,287)	$(4,439,867)	$(3,519,769)	$(14,485,869)
Net realized gain (loss) on investments	71,720,725	93,977,762	30,674,683	64,020	9,485,659	49,322,682	2,836,280	16,836,640	9,774,418	80,254,148
Net change in unrealized appreciation
(depreciation) on investments	(65,352,079)	(83,789,059)	(28,104,699)	(92,567)	7,629,027	131,264,727	951,192	(13,848,057)	4,770,307	95,926,694
Net increase (decrease) in net assets
from operations	9,893,469	10,555,031	2,365,603	(7,406)	14,494,149	176,174,873	(3,509,815)	(1,451,284)	11,024,956	161,694,973

Contract transactions [1]
Purchase payments (Note 4)	188,195,227	318,854,385	(60,000)	15,405,310	220,345,588	272,957,153	54,083,932	66,930,595	210,918,445	549,017,858
Surrenders and terminations	(98,547,480)	(133,467,226)	(40,966,302)	(211,260)	(24,915,268)	(54,688,870)	(24,354,768)	(13,791,654)	(16,718,006)	(75,229,330)
Transfers between Investment Divisions	(137,482,673)	(184,751,670)	(77,829,882)	3,504,077	107,437,687	224,322,858	14,128,682	7,381,217	83,896,753	140,639,543
Contract owner charges (Note 3)	(29,173,811)	(40,586,361)	(8,236,648)	(711)	(6,935,778)	(16,352,044)	(5,478,787)	(4,242,229)	(6,218,217)	(21,302,984)
Net increase (decrease) in net assets from
contract transactions	(77,008,737)	(39,950,872)	(127,092,832)	18,697,416	295,932,229	426,239,097	38,379,059	56,277,929	271,878,975	593,125,087

Net increase (decrease) in net assets	(67,115,268)	(29,395,841)	(124,727,229)	18,690,010	310,426,378	602,413,970	34,869,244	54,826,645	282,903,931	754,820,060

Net assets beginning of period	2,315,266,549	3,197,208,283	746,748,398	—	439,310,178	1,145,062,654	433,086,282	316,078,255	357,689,205	1,561,325,247

Net assets end of period	$2,248,151,281	$3,167,812,442	$622,021,169	$18,690,010	$749,736,556	$1,747,476,624	$467,955,526	$370,904,900	$640,593,136	$2,316,145,307

[1] Contract unit transactions
Units Outstanding at December 31, 2013	136,061,378	188,513,109	43,102,690	—	37,487,069	78,386,378	40,893,421	24,614,194	29,047,750	103,723,182

Units Issued	12,509,362	21,809,873	110,892	2,054,661	29,139,277	33,748,738	13,481,806	9,546,090	25,656,664	47,053,705
Units Redeemed	(17,105,472)	(24,370,108)	(7,382,491)	(223,299)	(4,379,656)	(6,575,244)	(10,073,799)	(5,404,578)	(4,001,544)	(9,287,583)

Units Outstanding at December 31, 2014	131,465,268	185,952,874	35,831,091	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706	50,702,870	141,489,304

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
61

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (a)	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A
Operations
Net investment income (loss)	$(4,089,841)	$(4,344,063)	$1,407,788	$(14,740,005)	$(20,885,144)	$(9,212,767)	$(5,635)	$(4,281,408)	$(2,716,193)	$(2,929,967)
Net realized gain (loss) on investments	14,306,600	13,574,457	5,499,955	18,908,989	115,008,057	78,302,659	296	38,103,517	12,605,273	17,024,856
Net change in unrealized appreciation
(depreciation) on investments	(40,374,560)	(82,338,265)	989,358	(161,723,676)	(84,149,029)	(23,727,052)	36,118	(27,474,360)	(14,144,073)	(10,816,433)
Net increase (decrease) in net assets
from operations	(30,157,801)	(73,107,871)	7,897,101	(157,554,692)	9,973,884	45,362,840	30,779	6,347,749	(4,254,993)	3,278,456

Contract transactions [1]
Purchase payments (Note 4)	142,941,197	123,217,259	24,615,480	107,151,960	708,837,551	79,386,832	1,026,937	215,777,106	37,519,676	25,050,136
Surrenders and terminations	(19,520,285)	(22,958,137)	(4,067,788)	(53,936,263)	(108,203,057)	(38,270,996)	(60,361)	(25,238,781)	(29,971,042)	(25,893,744)
Transfers between Investment Divisions	61,124,610	64,396,462	(4,357,251)	(1,300,205)	62,744,635	16,029,405	2,305,978	267,307,743	(9,763,546)	7,358,942
Contract owner charges (Note 3)	(6,829,598)	(8,110,690)	(36,436)	(10,609,031)	(34,572,232)	(6,198,353)	(34)	(5,754,759)	(4,400,064)	(3,713,441)
Net increase (decrease) in net assets from
contract transactions	177,715,924	156,544,894	16,154,005	41,306,461	628,806,897	50,946,888	3,272,520	452,091,309	(6,614,976)	2,801,893

Net increase (decrease) in net assets	147,558,123	83,437,023	24,051,106	(116,248,231)	638,780,781	96,309,728	3,303,299	458,439,058	(10,869,969)	6,080,349

Net assets beginning of period	531,620,516	617,703,585	75,698,680	959,276,176	2,635,570,638	596,970,897	—	395,362,294	460,256,914	402,702,145

Net assets end of period	$679,178,639	$701,140,608	$99,749,786	$843,027,945	$3,274,351,419	$693,280,625	$3,303,299	$853,801,352	$449,386,945	$408,782,494

[1] Contract unit transactions
Units Outstanding at December 31, 2013	42,420,008	51,449,656	7,255,203	87,201,199	221,416,359	15,995,477	—	26,809,743	33,129,204	12,088,401

Units Issued	17,666,464	18,759,778	3,348,813	16,570,143	73,219,893	4,329,744	352,733	32,868,423	3,886,907	1,467,892
Units Redeemed	(3,448,305)	(5,697,038)	(1,748,518)	(13,283,791)	(20,987,192)	(3,132,221)	(16,689)	(4,987,337)	(4,477,680)	(1,433,322)

Units Outstanding at December 31, 2014	56,638,167	64,512,396	8,855,498	90,487,551	273,649,060	17,193,000	336,044	54,690,829	32,538,431	12,122,971

(a) Commencement of operations September 15, 2014.
See notes to the financial statements.
62

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund - A	JNL/Eagle SmallCap Equity Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A
Operations
Net investment income (loss)	$(3,804,413)	$(16,311,567)	$(646,935)	$(2,076,234)	$1,929,245	$(3,455,117)	$16,167,892	$34,674,393	$(2,814,796)	$(4,311,229)
Net realized gain (loss) on investments	23,074,051	148,080,449	(851,873)	2,674,617	68,810,517	22,644,301	4,221,381	39,940,656	38,093,872	41,991,192
Net change in unrealized appreciation
(depreciation) on investments	18,797,134	(121,506,536)	5,843,432	29,080,312	(55,392,441)	(43,184,640)	(35,514,257)	(58,727,228)	(86,372,881)	(4,660,487)
Net increase (decrease) in net assets
from operations	38,066,772	10,262,346	4,344,624	29,678,695	15,347,321	(23,995,456)	(15,124,984)	15,887,821	(51,093,805)	33,019,476

Contract transactions [1]
Purchase payments (Note 4)	103,223,345	136,114,028	15,351,958	28,802,720	168,409,079	74,261,994	146,903,245	352,513,930	84,599,620	65,030,739
Surrenders and terminations	(22,130,641)	(53,694,987)	(6,563,045)	(17,653,817)	(116,069,310)	(25,290,772)	(33,734,360)	(117,916,958)	(20,134,136)	(32,138,752)
Transfers between Investment Divisions	82,133,028	(115,817,418)	(7,570,583)	(16,459,160)	38,787,118	62,691,084	45,999,220	209,702,343	(3,522,085)	7,157,830
Contract owner charges (Note 3)	(4,535,509)	(12,066,134)	(1,453,369)	(3,707,912)	(16,109,739)	(5,581,381)	(6,460,476)	(18,984,765)	(4,486,539)	(6,467,563)
Net increase (decrease) in net assets from
contract transactions	158,690,223	(45,464,511)	(235,039)	(9,018,169)	75,017,148	106,080,925	152,707,629	425,314,550	56,456,860	33,582,254

Net increase (decrease) in net assets	196,756,995	(35,202,165)	4,109,585	20,660,526	90,364,469	82,085,469	137,582,645	441,202,371	5,363,055	66,601,730

Net assets beginning of period	370,944,184	1,131,303,126	123,980,626	329,053,904	1,467,587,680	439,451,016	600,386,079	1,556,741,477	419,450,632	559,364,629

Net assets end of period	$567,701,179	$1,096,100,961	$128,090,211	$349,714,430	$1,557,952,149	$521,536,485	$737,968,724	$1,997,943,848	$424,813,687	$625,966,359

[1] Contract unit transactions
Units Outstanding at December 31, 2013	15,205,919	29,431,934	15,121,864	45,974,561	124,335,120	38,994,754	50,411,775	113,194,156	38,005,162	48,750,611

Units Issued	8,882,730	4,827,648	5,547,419	9,855,479	21,208,159	16,650,098	23,276,848	44,167,009	12,763,723	9,615,570
Units Redeemed	(2,697,684)	(6,257,735)	(5,687,129)	(11,375,376)	(15,401,094)	(7,509,278)	(10,596,931)	(14,916,901)	(7,766,406)	(6,826,617)

Units Outstanding at December 31, 2014	21,390,965	28,001,847	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692	142,444,264	43,002,479	51,539,564

See notes to the financial statements.
63

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A
Operations
Net investment income (loss)	$(6,275,068)	$5,625,731	$542,356	$(4,531,890)	$(3,186,495)	$(1,773,044)	$(1,987,580)	$(7,602,176)	$(3,570,870)	$(7,676,567)
Net realized gain (loss) on investments	84,955,521	(8,526,030)	(2,832,934)	119,100,295	39,941,494	61,011,712	18,191,355	133,141,746	23,948,697	57,102,227
Net change in unrealized appreciation
(depreciation) on investments	(88,197,332)	26,799,217	(11,099,362)	(43,567,138)	(11,448,124)	71,001,564	(25,209,169)	(91,806,712)	13,348	(17,383,678)
Net increase (decrease) in net assets
from operations	(9,516,879)	23,898,918	(13,389,940)	71,001,267	25,306,875	130,240,232	(9,005,394)	33,732,858	20,391,175	32,041,982

Contract transactions [1]
Purchase payments (Note 4)	106,516,743	61,022,983	10,252,078	93,647,823	33,597,157	166,072,835	101,446,265	68,811,806	38,566,996	121,892,897
Surrenders and terminations	(27,791,070)	(51,504,477)	(14,299,137)	(35,324,994)	(13,250,266)	(54,966,892)	(30,855,983)	(32,254,037)	(19,022,286)	(26,198,563)
Transfers between Investment Divisions	(36,356,177)	142,975,304	(21,812,229)	41,973,005	86,638,605	128,782,411	34,713,624	(11,258,752)	14,237,467	10,211,536
Contract owner charges (Note 3)	(5,799,295)	(6,689,871)	(2,148,737)	(7,163,392)	(2,321,849)	(11,135,402)	(5,471,685)	(5,548,280)	(2,739,910)	(5,177,134)
Net increase (decrease) in net assets from
contract transactions	36,570,201	145,803,939	(28,008,025)	93,132,442	104,663,647	228,752,952	99,832,221	19,750,737	31,042,267	100,728,736

Net increase (decrease) in net assets	27,053,322	169,702,857	(41,397,965)	164,133,709	129,970,522	358,993,184	90,826,827	53,483,595	51,433,442	132,770,718

Net assets beginning of period	563,849,197	605,070,038	238,604,858	553,902,704	186,128,194	925,174,677	528,458,158	511,566,374	259,709,168	475,735,679

Net assets end of period	$590,902,519	$774,772,895	$197,206,893	$718,036,413	$316,098,716	$1,284,167,861	$619,284,985	$565,049,969	$311,142,610	$608,506,397

[1] Contract unit transactions
Units Outstanding at December 31, 2013	30,232,775	24,752,782	17,676,804	30,169,811	15,729,551	62,885,447	25,919,018	29,452,208	10,303,981	19,910,110

Units Issued	9,080,000	12,525,999	1,226,849	12,280,997	11,857,379	22,659,821	8,200,581	10,322,845	3,419,835	10,381,138
Units Redeemed	(7,348,895)	(6,798,702)	(3,345,894)	(7,395,472)	(3,857,399)	(8,724,903)	(3,607,156)	(9,418,917)	(2,296,018)	(6,496,013)

Units Outstanding at December 31, 2014	31,963,880	30,480,079	15,557,759	35,055,336	23,729,531	76,820,365	30,512,443	30,356,136	11,427,798	23,795,235

See notes to the financial statements.
64

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan International Value Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/M&G Global Basics Fund - A (a)	JNL/MC 10 x 10 Fund - A	JNL/MC 25 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Communications Sector Fund - A
Operations
Net investment income (loss)	$(11,616,919)	$1,977,403	$(9,326,129)	$10,147,192	$974,264	$(303,152)	$1,266,757	$5,422,740	$11,102,352	$1,463,856
Net realized gain (loss) on investments	240,468,043	4,796,909	101,688,427	(5,127,926)	16,334,261	(1,643,788)	29,116,320	152,278,957	7,286,803	6,115,372
Net change in unrealized appreciation
(depreciation) on investments	(398,855,000)	(62,715,657)	(37,215,702)	15,527,220	(52,106,042)	1,639,445	(5,594,385)	(152,620,471)	3,668,680	(2,770,227)
Net increase (decrease) in net assets
from operations	(170,003,876)	(55,941,345)	55,146,596	20,546,486	(34,797,517)	(307,495)	24,788,692	5,081,226	22,057,835	4,809,001

Contract transactions [1]
Purchase payments (Note 4)	459,392,928	49,846,725	145,586,201	52,985,347	22,242,270	1,293,637	45,202,574	90,509,431	82,207,345	16,525,535
Surrenders and terminations	(135,683,442)	(30,274,578)	(34,502,922)	(48,031,824)	(35,262,666)	(834,670)	(22,304,997)	(69,111,083)	(44,442,454)	(7,213,294)
Transfers between Investment Divisions	(125,273,335)	32,249,616	60,162,692	68,829,208	(46,237,315)	(62,689,818)	(2,130,234)	(94,486,100)	71,155,241	(17,846,245)
Contract owner charges (Note 3)	(33,131,694)	(4,319,935)	(5,938,701)	(5,696,112)	(5,361,309)	(217,315)	(3,938,247)	(8,248,809)	(5,013,793)	(1,283,521)
Net increase (decrease) in net assets from
contract transactions	165,304,457	47,501,828	165,307,270	68,086,619	(64,619,020)	(62,448,166)	16,829,096	(81,336,561)	103,906,339	(9,817,525)

Net increase (decrease) in net assets	(4,699,419)	(8,439,517)	220,453,866	88,633,105	(99,416,537)	(62,755,661)	41,617,788	(76,255,335)	125,964,174	(5,008,524)

Net assets beginning of period	2,907,754,831	439,949,941	519,827,016	544,462,648	592,311,175	62,755,661	352,150,730	943,196,265	526,102,665	127,353,880

Net assets end of period	$2,903,055,412	$431,510,424	$740,280,882	$633,095,753	$492,894,638	$—	$393,768,518	$866,940,930	$652,066,839	$122,345,356

[1] Contract unit transactions
Units Outstanding at December 31, 2013	202,080,073	28,622,676	14,679,279	27,676,433	44,011,763	4,498,170	29,211,129	40,124,422	38,623,619	17,197,463

Units Issued	41,061,431	7,812,620	8,586,462	16,811,943	2,449,069	255,974	5,244,108	5,253,085	16,236,216	3,628,652
Units Redeemed	(30,253,069)	(4,661,976)	(4,461,726)	(13,537,562)	(7,373,588)	(4,754,144)	(3,874,918)	(8,872,235)	(9,078,244)	(5,034,282)

Units Outstanding at December 31, 2014	212,888,435	31,773,320	18,804,015	30,950,814	39,087,244	—	30,580,319	36,505,272	45,781,591	15,791,833

(a) The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.
65

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow 10 Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Financial Sector Fund - A	JNL/MC Global 15 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC Index 5 Fund - A
Operations
Net investment income (loss)	$(4,418,864)	$(8,702,612)	$(843,724)	$(1,400,994)	$(658,090)	$(2,906,724)	$(5,811,529)	$3,759,874	$(12,555,025)	$(514,851)
Net realized gain (loss) on investments	56,268,491	59,121,480	20,356,604	(22,771)	2,608,171	42,252,819	29,356,816	(1,039,971)	96,777,370	52,828,117
Net change in unrealized appreciation
(depreciation) on investments	(11,551,414)	(6,893,424)	(15,548,488)	(27,664,826)	(24,173,624)	12,588,291	8,880,731	(4,025,304)	202,479,356	(27,886,820)
Net increase (decrease) in net assets
from operations	40,298,213	43,525,444	3,964,392	(29,088,591)	(22,223,543)	51,934,386	32,426,018	(1,305,401)	286,701,701	24,426,446

Contract transactions [1]
Purchase payments (Note 4)	76,475,670	44,368,683	22,550,060	101,271,125	84,724,960	80,838,674	14,482,277	4,582,695	313,394,052	69,313,259
Surrenders and terminations	(25,987,839)	(53,141,001)	(4,380,207)	(17,158,941)	(11,287,858)	(26,955,979)	(45,816,412)	(2,444,528)	(71,924,241)	(35,258,354)
Transfers between Investment Divisions	(62,918,275)	(33,677,870)	15,260,532	41,826,751	62,495,311	16,918,652	(28,330,480)	(5,313,038)	403,124,497	(18,433,580)
Contract owner charges (Note 3)	(4,692,129)	(4,720,723)	(929,989)	(4,742,394)	(2,303,523)	(4,872,199)	(2,273,123)	(324,243)	(13,922,355)	(7,454,330)
Net increase (decrease) in net assets from
contract transactions	(17,122,573)	(47,170,911)	32,500,396	121,196,541	133,628,890	65,929,148	(61,937,738)	(3,499,114)	630,671,953	8,166,995

Net increase (decrease) in net assets	23,175,640	(3,645,467)	36,464,788	92,107,950	111,405,347	117,863,534	(29,511,720)	(4,804,515)	917,373,654	32,593,441

Net assets beginning of period	494,514,423	584,281,808	61,671,970	384,617,165	133,956,863	438,276,905	412,419,672	45,948,819	985,261,740	648,974,887

Net assets end of period	517,690,063	$580,636,341	$98,136,758	$476,725,115	$245,362,210	$556,140,439	$382,907,952	$41,144,304	$1,902,635,394	$681,568,328

[1] Contract unit transactions
Units Outstanding at December 31, 2013	24,591,441	42,547,415	4,450,497	38,939,727	8,872,035	41,208,882	23,806,473	4,670,685	47,835,348	51,032,986

Units Issued	6,572,518	7,160,227	4,501,405	24,778,164	14,162,325	16,335,055	2,458,468	747,830	36,827,322	7,678,994
Units Redeemed	(7,721,047)	(10,730,442)	(2,217,103)	(12,915,169)	(6,021,200)	(10,953,564)	(6,132,658)	(1,128,085)	(10,088,459)	(7,118,300)

Units Outstanding at December 31, 2014	23,442,912	38,977,200	6,734,799	50,802,722	17,013,160	46,590,373	20,132,283	4,290,430	74,574,211	51,593,680

See notes to the financial statements.
66

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC International Index Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC NYSE International 25 Fund - A (a)	JNL/MC Oil & Gas Sector Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$16,048,255	$15,622,799	$1,853,007	$(6,602,259)	$527,253	$(3,733,428)	$1,156,543	$(2,842,486)	$(6,264,488)	$(3,728,185)
Net realized gain (loss) on investments	18,217,087	148,920,653	22,606,219	77,982,484	9,566,467	69,133,321	4,997,819	52,149,263	136,366,505	131,089,243
Net change in unrealized appreciation
(depreciation) on investments	(103,241,736)	106,934,442	(3,822,502)	10,694,500	(3,692,818)	(221,994,461)	(5,720,619)	(38,562,400)	(43,332,606)	174,935,490
Net increase (decrease) in net assets
from operations	(68,976,394)	271,477,894	20,636,724	82,074,725	6,400,902	(156,594,568)	433,743	10,744,377	86,769,411	302,296,548

Contract transactions [1]
Purchase payments (Note 4)	142,723,582	102,590,828	32,086,165	109,813,477	8,032,072	192,183,210	22,552,357	23,037,756	217,240,533	519,209,019
Surrenders and terminations	(51,861,702)	(357,866,106)	(35,439,313)	(30,133,329)	(4,179,011)	(71,139,335)	(4,531,384)	(37,311,872)	(73,378,829)	(177,314,999)
Transfers between Investment Divisions	110,898,932	(130,297,277)	(4,302,701)	208,399,866	(83,844,859)	85,614,978	6,185,742	(45,083,834)	(30,744,737)	249,612,546
Contract owner charges (Note 3)	(6,935,023)	(20,489,861)	(3,431,740)	(5,060,137)	(473,793)	(12,462,486)	(1,045,355)	(2,518,025)	(10,618,281)	(24,543,273)
Net increase (decrease) in net assets from
contract transactions	194,825,789	(406,062,416)	(11,087,589)	283,019,877	(80,465,591)	194,196,367	23,161,360	(61,875,975)	102,498,686	566,963,293

Net increase (decrease) in net assets	125,849,395	(134,584,522)	9,549,135	365,094,602	(74,064,689)	37,601,799	23,595,103	(51,131,598)	189,268,097	869,259,841

Net assets beginning of period	730,995,366	3,120,294,271	397,388,251	385,253,200	74,064,689	1,103,184,553	91,438,626	391,819,757	1,090,083,547	2,360,164,741

Net assets end of period	$856,844,761	$2,985,709,749	$406,937,386	$750,347,802	$—	$1,140,786,352	$115,033,729	$340,688,159	$1,279,351,644	$3,229,424,582

[1] Contract unit transactions
Units Outstanding at December 31, 2013	39,548,616	193,763,556	31,601,903	20,891,670	8,915,361	27,240,699	5,928,518	25,979,353	44,573,045	146,683,453

Units Issued	16,692,995	8,203,332	4,702,971	20,953,564	2,611,434	10,089,903	3,201,438	2,811,397	14,430,319	55,020,014
Units Redeemed	(6,440,852)	(33,586,266)	(5,699,560)	(7,100,609)	(11,526,795)	(5,627,132)	(1,816,112)	(7,048,311)	(10,719,808)	(22,028,464)

Units Outstanding at December 31, 2014	49,800,759	168,380,622	30,605,314	34,744,625	—	31,703,470	7,313,844	21,742,439	48,283,556	179,675,003

(a) The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.
67

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC S&P SMid 60 Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/MMRS Conservative Fund - A (a)	JNL/MMRS Growth Fund - A (a)	JNL/MMRS Moderate Fund - A(a)	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(3,161,948)	$(5,451,542)	$(5,472,690)	$(207,559)	$(5,870,830)	$(70,683)	$(40,585)	$(119,135)	$(1,200,379)	$(1,012,501)
Net realized gain (loss) on investments	60,302,439	55,823,382	50,148,585	290,936	29,828,458	525	13,589	44,838	1,265,282	3,109,994
Net change in unrealized appreciation
(depreciation) on investments	(51,346,227)	(16,627,934)	73,132,283	4,092,575	(3,293,964)	308,857	114,602	407,884	(6,589,221)	3,211,670
Net increase (decrease) in net assets
from operations	5,794,264	33,743,906	117,808,178	4,175,952	20,663,664	238,699	87,606	333,587	(6,524,318)	5,309,163

Contract transactions [1]
Purchase payments (Note 4)	77,324,758	159,458,195	123,656,088	19,744,996	39,364,740	17,435,311	12,739,852	34,438,369	30,173,525	70,095,270
Surrenders and terminations	(20,827,974)	(89,560,777)	(36,423,519)	(1,086,615)	(51,584,472)	(358,572)	(101,590)	(571,990)	(3,729,784)	(12,933,812)
Transfers between Investment Divisions	6,319,601	(82,813,681)	142,903,052	17,671,773	18,824,597	7,629,756	4,840,583	9,830,647	6,637,838	140,223,201
Contract owner charges (Note 3)	(3,318,815)	(9,268,158)	(7,187,077)	(6,600)	(3,455,159)	(1,009)	(5,026)	(1,939)	(1,004,125)	(2,500,279)
Net increase (decrease) in net assets from
contract transactions	59,497,570	(22,184,421)	222,948,544	36,323,554	3,149,706	24,705,486	17,473,819	43,695,087	32,077,454	194,884,380

Net increase (decrease) in net assets	65,291,834	11,559,485	340,756,722	40,499,506	23,813,370	24,944,185	17,561,425	44,028,674	25,553,136	200,193,543

Net assets beginning of period	327,592,642	1,167,461,898	561,854,485	2,976,315	408,286,614	—	—	—	59,316,396	133,549,066

Net assets end of period	$392,884,476	1,179,021,383	$902,611,207	$43,475,821	$432,099,984	$24,944,185	$17,561,425	$44,028,674	$84,869,532	$333,742,609

[1] Contract unit transactions
Units Outstanding at December 31, 2013	20,715,143	52,683,092	60,591,683	312,255	30,035,128	—	—	—	4,608,495	13,007,094

Units Issued	10,046,215	12,403,593	33,231,669	3,861,827	11,126,521	2,716,554	1,769,586	4,480,152	7,454,787	22,811,476
Units Redeemed	(6,480,079)	(13,756,156)	(12,365,527)	(520,462)	(11,337,163)	(321,396)	(75,708)	(240,617)	(5,352,481)	(4,354,331)

Units Outstanding at December 31, 2014	24,281,279	51,330,529	81,457,825	3,653,620	29,824,486	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
68

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A
Operations
Net investment income (loss)	$(6,100,975)	$(11,060,626)	$59,956,686	$10,928,010	$69,270,847	$(2,735,843)	$(2,208,353)	$6,428,417	$28,011,320	$33,088,972
Net realized gain (loss) on investments	42,913,956	(68,828,438)	15,860,958	7,755,004	44,718,232	42,459,653	41,655,175	17,469,331	37,914,156	229,879,109
Net change in unrealized appreciation
(depreciation) on investments	(33,486,979)	103,782,551	5,169,863	(35,233,250)	(138,989,078)	(15,487,375)	(32,438,273)	(6,650,453)	(70,955,953)	212,493,193
Net increase (decrease) in net assets
from operations	3,326,002	23,893,487	80,987,507	(16,550,236)	(24,999,999)	24,236,435	7,008,549	17,247,295	(5,030,477)	475,461,274

Contract transactions [1]
Purchase payments (Note 4)	85,580,905	115,285,949	293,835,919	363,619,327	281,686,367	56,712,218	25,491,325	16,192,800	75,017,557	1,080,063,773
Surrenders and terminations	(35,269,108)	(93,851,922)	(248,070,937)	(83,075,932)	(136,406,002)	(14,747,968)	(8,566,570)	(15,025,926)	(25,799,376)	(163,926,283)
Transfers between Investment Divisions	44,966,796	(71,538,733)	(316,888,602)	(139,023,911)	(70,189,130)	(15,932,261)	(12,835,953)	14,705,164	(37,612,810)	390,536,835
Contract owner charges (Note 3)	(6,879,361)	(14,782,142)	(34,248,905)	(12,019,196)	(15,823,578)	(2,761,644)	(1,955,566)	(1,457,719)	(3,863,236)	(36,580,472)
Net increase (decrease) in net assets from
contract transactions	88,399,232	(64,886,848)	(305,372,525)	129,500,288	59,267,657	23,270,345	2,133,236	14,414,319	7,742,135	1,270,093,853

Net increase (decrease) in net assets	91,725,234	(40,993,361)	(224,385,018)	112,950,052	34,267,658	47,506,780	9,141,785	31,661,614	2,711,658	1,745,555,127

Net assets beginning of period	601,435,331	1,358,821,812	3,417,014,121	1,077,933,247	1,571,549,095	255,732,742	189,982,144	170,361,803	494,897,249	2,922,385,500

Net assets end of period	$693,160,565	$1,317,828,451	$3,192,629,103	$1,190,883,299	$1,605,816,753	$303,239,522	$199,123,929	$202,023,417	$497,608,907	$4,667,940,627

[1] Contract unit transactions
Units Outstanding at December 31, 2013	32,481,536	101,677,918	178,424,220	99,527,607	81,105,647	16,839,543	12,721,861	6,708,461	33,391,633	165,123,083

Units Issued	10,835,595	19,896,249	21,435,028	43,030,352	41,566,632	10,060,967	7,332,830	2,547,442	5,469,971	91,922,437
Units Redeemed	(6,100,169)	(24,816,018)	(37,779,323)	(31,433,507)	(39,354,101)	(8,639,041)	(7,301,946)	(2,171,934)	(5,157,770)	(24,020,188)

Units Outstanding at December 31, 2014	37,216,962	96,758,149	162,079,925	111,124,452	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332

See notes to the financial statements.
69

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (b)	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)
Operations
Net investment income (loss)	$(8,085,432)	$(2,824,090)	$(3,544)	$(4,743,206)	$(15,245,223)	$(19,197,493)	$(41,650,015)	$(40,531,974)	$(72,551,616)	$(276,517)
Net realized gain (loss) on investments	94,757,981	165,465,653	633	133,685,336	106,193,600	43,594,202	232,704,123	114,315,332	245,576,213	220,460
Net change in unrealized appreciation
(depreciation) on investments	(28,273,880)	65,354,713	(14,130)	(11,640,327)	(14,230,212)	203,885	(14,488,176)	1,698,051	(2,654,783)	3,839,035
Net increase (decrease) in net assets
from operations	58,398,669	227,996,276	(17,041)	117,301,803	76,718,165	24,600,594	176,565,932	75,481,409	170,369,814	3,782,978

Contract transactions [1]
Purchase payments (Note 4)	104,130,682	227,643,632	1,403,149	155,266,640	213,635,316	126,330,271	517,867,290	305,697,967	565,348,085	25,097,016
Surrenders and terminations	(34,409,817)	(115,197,484)	(6,093)	(39,142,515)	(77,991,063)	(129,009,190)	(239,525,971)	(217,365,330)	(335,468,857)	(558,912)
Transfers between Investment Divisions	30,952,758	141,632,151	1,089,155	210,789,563	(28,123,100)	(63,709,379)	17,325,637	(50,836,827)	(66,427,296)	51,905,129
Contract owner charges (Note 3)	(6,919,033)	(21,652,953)	(42)	(8,027,451)	(16,024,285)	(17,220,542)	(47,937,374)	(35,647,725)	(65,594,850)	(155,691)
Net increase (decrease) in net assets from
contract transactions	93,754,590	232,425,346	2,486,169	318,886,237	91,496,868	(83,608,840)	247,729,582	1,848,085	97,857,082	76,287,542

Net increase (decrease) in net assets	152,153,259	460,421,622	2,469,128	436,188,040	168,215,033	(59,008,246)	424,295,514	77,329,494	268,226,896	80,070,520

Net assets beginning of period	616,475,903	1,781,587,960	—	605,776,611	1,425,615,525	1,567,877,861	4,178,451,198	3,071,065,221	5,616,026,222	—

Net assets end of period	$768,629,162	$2,242,009,582	$2,469,128	$1,041,964,651	$1,593,830,558	$1,508,869,615	$4,602,746,712	$3,148,394,715	$5,884,253,118	$80,070,520

[1] Contract unit transactions
Units Outstanding at December 31, 2013	32,284,016	111,465,419	—	31,927,884	72,851,677	117,676,849	211,959,654	208,670,035	299,937,000	—

Units Issued	11,781,809	27,625,584	263,606	24,532,096	13,981,086	14,269,842	33,013,462	26,931,014	37,009,934	7,739,617
Units Redeemed	(7,010,413)	(14,088,007)	(1,816)	(9,347,373)	(9,431,635)	(20,614,829)	(21,209,108)	(27,161,487)	(32,514,168)	(655,479)

Units Outstanding at December 31, 2014	37,055,412	125,002,996	261,790	47,112,607	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138

(a) Commencement of operations April 28, 2014.
(b) Commencement of operations September 15, 2014.

See notes to the financial statements.
70

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A
Operations
Net investment income (loss)	$(2,351,930)	$(53,223)	$(31,089,039)	$(31,093,595)	$(2,235,750)	$(7,494,617)	$(4,610,555)	$(19,648,257)	$(59,092)
Net realized gain (loss) on investments	94,804,059	(32,941)	324,272,518	298,671,126	(868,425)	125,732,646	211,040,992	14,251	59,958,437
Net change in unrealized appreciation
(depreciation) on investments	(36,096,055)	(280,278)	(145,447,510)	(15,927,643)	(5,601,919)	8,652,174	80,712,598	—	261,941
Net increase (decrease) in net assets
from operations	56,356,074	(366,442)	147,735,969	251,649,888	(8,706,094)	126,890,203	287,143,035	(19,634,006)	60,161,286

Contract transactions [1]
Purchase payments (Note 4)	93,433,086	11,875,480	312,276,368	305,140,503	186,455,685	194,726,344	528,328,410	791,615,124	56,067,558
Surrenders and terminations	(28,953,862)	(213,162)	(121,999,676)	(121,442,233)	(64,135,865)	(69,299,080)	(199,035,545)	(297,677,059)	(40,145,329)
Transfers between Investment Divisions	103,647,343	4,640,916	(22,130,444)	6,798,745	14,956,974	115,415,047	251,030,424	(510,683,030)	(40,252,456)
Contract owner charges (Note 3)	(4,696,928)	(2,185)	(20,163,643)	(24,325,766)	(7,746,393)	(10,482,660)	(37,140,070)	(15,127,974)	(6,088,423)
Net increase (decrease) in net assets from
contract transactions	163,429,639	16,301,049	147,982,605	166,171,249	129,530,401	230,359,651	543,183,219	(31,872,939)	(30,418,650)

Net increase (decrease) in net assets	219,785,713	15,934,607	295,718,574	417,821,137	120,824,307	357,249,854	830,326,254	(51,506,945)	29,742,636

Net assets beginning of period	362,318,320	—	2,019,756,972	2,161,052,341	697,296,336	969,476,516	3,194,549,403	1,268,082,975	638,676,161

Net assets end of period	$582,104,033	$15,934,607	$2,315,475,546	$2,578,873,478	$818,120,643	$1,326,726,370	$4,024,875,657	$1,216,576,030	$668,418,797

[1] Contract unit transactions
Units Outstanding at December 31, 2013	22,352,627	—	44,000,274	30,964,258	66,830,209	43,152,641	86,719,327	104,583,006	22,497,175

Units Issued	16,385,566	1,886,380	10,366,779	6,231,118	32,186,079	17,796,362	21,616,937	117,877,386	2,903,311
Units Redeemed	(7,399,315)	(218,134)	(7,622,534)	(4,131,185)	(20,036,016)	(8,260,933)	(7,999,382)	(121,454,167)	(3,995,780)

Units Outstanding at December 31, 2014	31,338,878	1,668,246	46,744,519	33,064,191	78,980,272	52,688,070	100,336,882	101,006,225	21,404,706

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.
71

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2015

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred seventy-two (172) Investment Divisions during 2015, but currently contains one-hundred forty-six (146) Investment Divisions as of December 31, 2015. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2015:

Jackson Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(9)
CG - Alt 100 Growth Fund(1)(4)(9)
CG - Institutional Alt 65 Fund(1)(4)(9)
CG - International Conservative Fund(1)(4)(9)
CG - International Growth Fund(1)(4)(9)
CG - International Moderate Fund(1)(4)(9)
CG - Multi-Strategy Income Fund(1)(4)(9)
CG - Tactical Maximum Growth Fund(1)(4)(9)
CG - Tactical Moderate Growth Fund(1)(4)(9)
Curian Dynamic Risk Advantage - Diversified Fund(1)(9)
Curian Dynamic Risk Advantage - Growth Fund(1)(9)
Curian Dynamic Risk Advantage - Income Fund(1)(9)
Curian/Aberdeen Latin America Fund(1)(9)
Curian/Ashmore Emerging Market Small Cap Equity Fund(1)(9)
Curian/Baring International Fixed Income Fund(1)(9)
Curian/CenterSquare International Real Estate Securities Fund(1)(9)
Curian/PineBridge Merger Arbitrage Fund(1)(9)
Curian/Schroder Emerging Europe Fund(1)(9)
Curian/UBS Global Long Short Fixed Income Opportunities Fund(1)(9)

JG - Alt 100 Fund(2)(5)(8)
JG - Conservative Fund(2)(5)(8)
JG - Equity 100 Fund(2)(5)(8)
JG - Equity Income Fund(2)(5)(8)(9)
JG - Fixed Income 100 Fund(2(5)(8)
JG - Growth Fund(2)(5)(8)
JG - Interest Rate Opportunities Fund(2)(5)(8)
JG - Maximum Growth Fund(2)(5)(8)
JG - Moderate Fund(2)(5)(8)
JG - Moderate Growth Fund(2)(5)(8)
JG - Real Assets Fund(2)(5)(8)
JNL Tactical ETF Conservative Fund(8)
JNL Tactical ETF Growth Fund(8)
JNL Tactical ETF Moderate Fund(8)
JNL/American Funds Global Growth Fund(8)
JNL/American Funds Growth Fund(8)
JNL/AQR Risk Parity Fund(8)
JNL/BlackRock Global Long Short Credit Fund(8)
JNL/DFA U.S. Micro Cap Fund(8)

JNL/DoubleLine Total Return Fund(8)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(8)
JNL/Epoch Global Shareholder Yield Fund(8)
JNL/FAMCO Flex Core Covered Call Fund(8)
JNL/Franklin Templeton Natural Resources Fund(8)(9)
JNL/Lazard International Strategic Equity Fund(8)
JNL/MC Frontier Markets 100 Index Fund(6)(8)
JNL/Neuberger Berman Currency Fund(8)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(8)
JNL/Nicholas Convertible Arbitrage Fund(8)
JNL/PIMCO Credit Income Fund(8)
JNL/PPM America Long Short Credit Fund(3)(8)
JNL/T. Rowe Price Capital Appreciation Fund(8)
JNL/The Boston Company Equity Income Fund(8)
JNL/The London Company Focused U.S. Equity Fund(8)
JNL/Van Eck International Gold Fund(8)
JNL/WCM Focused International Equity Fund(8)

72

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 – Organization (continued)

JNL® Series Trust
JNL Alt 65 Fund - A(2)(7)(10)
JNL Disciplined Growth Fund - A(2)(10)
JNL Disciplined Moderate Fund - A(2)(10)
JNL Disciplined Moderate Growth Fund - A(2)(10)
JNL Institutional Alt 20 Fund - A(2)(10)
JNL Institutional Alt 35 Fund - A(2)(10)
JNL Institutional Alt 50 Fund - A(2)(10)
JNL Multi-Manager Alternative Fund - A(10)
JNL Multi-Manager Small Cap Growth Fund - A(8)(10)
JNL Multi-Manager Small Cap Value Fund - A(8)(10)
JNL/AB Dynamic Asset Allocation Fund - A(10)
JNL/American Funds® Balanced Allocation Fund - A(2)(10)
JNL/American Funds Blue Chip Income and Growth Fund - A(10)
JNL/American Funds Global Bond Fund - A(10)
JNL/American Funds Global Small Capitalization Fund - A(10)
JNL/American Funds Growth-Income Fund - A(10)
JNL/American Funds Growth Allocation Fund - A(2)(10)
JNL/American Funds International Fund - A(10)
JNL/American Funds New World Fund - A(10)
JNL/AQR Managed Futures Strategy Fund - A(10)
JNL/BlackRock Global Allocation Fund - A(10)
JNL/BlackRock Large Cap Select Growth Fund - A(10)
JNL/BlackRock Natural Resources Fund - A(7) (10)
JNL/Boston Partners Global Long Short Equity Fund - A(10)
JNL/Brookfield Global Infrastructure and MLP Fund - A(10)
JNL/Capital Guardian Global Balanced Fund - A(10)
JNL/Capital Guardian Global Diversified Research Fund - A(10)
JNL/Causeway International Value Select Fund - A(8) (10)
JNL/DFA U.S. Core Equity Fund - A(10)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(10)
JNL/Eastspring Investments Asia ex-Japan Fund - A(3)(10)
JNL/Eastspring Investments China-India Fund - A(3)(10)
JNL/Franklin Templeton Founding Strategy Fund - A(2)(10)
JNL/Franklin Templeton Global Growth Fund - A(10)

JNL/Franklin Templeton Global Multisector Bond Fund - A(10)
JNL/Franklin Templeton Income Fund - A(10)
JNL/Franklin Templeton International Small Cap Growth Fund - A(10)
JNL/Franklin Templeton Mutual Shares Fund - A(10)
JNL/Goldman Sachs Core Plus Bond Fund - A(10)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(10)
JNL/Goldman Sachs Mid Cap Value Fund - A(10)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(10)
JNL/Harris Oakmark Global Equity Fund - A(10)
JNL/Invesco Global Real Estate Fund - A(10)
JNL/Invesco International Growth Fund - A(10)
JNL/Invesco Large Cap Growth Fund - A(10)
JNL/Invesco Mid Cap Value Fund - A(10)
JNL/Invesco Small Cap Growth Fund - A(10)
JNL/Ivy Asset Strategy Fund - A(10)
JNL/JPMorgan MidCap Growth Fund - A(10)
JNL/JPMorgan U.S. Government & Quality Bond Fund - A(10)
JNL/Lazard Emerging Markets Fund - A(10)
JNL/MC 10 x 10 Fund - A(2)(6)(10)
JNL/MC Bond Index Fund - A(6)(10)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A(6)(9)(10)
JNL/MC Emerging Markets Index Fund - A(6)(10)
JNL/MC European 30 Fund - A(6)(10)
JNL/MC Global Alpha Fund - A(6)(9)(10)
JNL/MC Index 5 Fund - A(2)(6)(10)
JNL/MC International Index Fund - A(6)(10)
JNL/MC Pacific Rim 30 Fund - A(6)(10)
JNL/MC S&P 400 MidCap Index Fund - A(6)(10)
JNL/MC S&P 500 Index Fund - A(6)(10)
JNL/MC Small Cap Index Fund - A(6)(10)
JNL/MC Utilities Sector Fund - A(6)(10)
JNL/MMRS Conservative Fund - A(10)
JNL/MMRS Growth Fund - A(10)
JNL/MMRS Moderate Fund - A(10)

JNL/Morgan Stanley Mid Cap Growth Fund - A(10)
JNL/Neuberger Berman Strategic Income Fund - A(10)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(10)
JNL/Oppenheimer Global Growth Fund - A(10)
JNL/PIMCO Real Return Fund - A(10)
JNL/PIMCO Total Return Bond Fund - A(10)
JNL/PPM America Floating Rate Income Fund - A(3)(10)
JNL/PPM America High Yield Bond Fund - A(3)(10)
JNL/PPM America Mid Cap Value Fund - A(3)(10)
JNL/PPM America Small Cap Value Fund - A(3)(10)
JNL/PPM America Value Equity Fund - A(3)(10)
JNL/Red Rocks Listed Private Equity Fund - A(10)
JNL/S&P 4 Fund - A(2)(10)
JNL/S&P Competitive Advantage Fund - A(10)
JNL/S&P Dividend Income & Growth Fund - A(10)
JNL/S&P International 5 Fund - A(10)
JNL/S&P Intrinsic Value Fund - A(10)
JNL/S&P Managed Aggressive Growth Fund - A(10)
JNL/S&P Managed Conservative Fund - A(10)
JNL/S&P Managed Growth Fund - A(10)
JNL/S&P Managed Moderate Fund - A(10)
JNL/S&P Managed Moderate Growth Fund - A(10)
JNL/S&P Mid 3 Fund - A(10)
JNL/S&P Total Yield Fund - A(10)
JNL/Scout Unconstrained Bond Fund - A(10)
JNL/T. Rowe Price Established Growth Fund - A(10)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(10)
JNL/T. Rowe Price Short-Term Bond Fund - A(10)
JNL/T. Rowe Price Value Fund - A(10)
JNL/Westchester Capital Event Driven Fund - A(10)
JNL/WMC Balanced Fund - A(10)
JNL/WMC Money Market Fund - A(10)
JNL/WMC Value Fund - A(10)

73

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MC 25 Fund - A(6)(9)(10) JNL/MC Communications Sector Fund - A(6)(10)(11) JNL/MC Consumer Brands Sector Fund - A(6)(10) JNL/MC Dow IndexSM Fund - A(6)(7)(10) JNL/MC Financial Sector Fund - A(6)(10)	JNL/MC Global 30 Fund - A(6)(7) (10) JNL/MC Healthcare Sector Fund - A(6)(10) JNL/MC JNL 5 Fund - A(6)(10) JNL/MC JNL Optimized 5 Fund - A(6)(9)(10) JNL/MC Nasdaq25 Fund - A(6)(10)	JNL/MC Oil & Gas Sector Fund - A(6) (10) JNL/MC S&P 24 Fund - A(6)(10) JNL/MC S&P SMid 60 Fund - A(6)(10) JNL/MC Technology Sector Fund - A(6)(10) JNL/MC Value Line 30 Fund - A(6)(9)(10)

JNL Investors® Series Trust
JNL/PPM America Total Return Fund - A(3) (10)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. Prior to April 27, 2015, Curian Capital, LLC (“Curian”) served as investment adviser for the Funds comprising Curian Variable Series Trust. Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015. Both JNAM and Curian are wholly-owned subsidiaries of Jackson and received fees for their services from each Fund.

During the year ended December 31, 2015, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
CG - Alt 100 Moderate Fund	JG - Alt 100 Fund	April 27, 2015
CG - Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - Equity 100 Fund	JG - Equity 100 Fund	April 27, 2015
CG - Equity Income Fund	JG - Equity Income Fund	April 27, 2015
CG - Fixed Income 100 Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Growth Fund	JG - Growth Fund	April 27, 2015
CG - Interest Rate Opportunities Fund	JG - Interest Rate Opportunities Fund	April 27, 2015
CG - Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
CG - Real Assets Fund	JG - Real Assets Fund	April 27, 2015
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund	April 27, 2015
Curian Focused International Equity Fund	JNL/WMC Focused International Equity Fund	April 27, 2015
Curian Long Short Credit Fund	JNL/PPM America Long Short Credit Fund	April 27, 2015
Curian Tactical Advantage 35 Fund	JNL Tactical ETF Conservative Fund	April 27, 2015
Curian Tactical Advantage 60 Fund	JNL Tactical ETF Moderate Fund	April 27, 2015
Curian Tactical Advantage 75 Fund	JNL Tactical ETF Growth Fund	April 27, 2015
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund	April 27, 2015
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund	April 27, 2015
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund	April 27, 2015
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund	April 27, 2015

74

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund	April 27, 2015
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	April 27, 2015
Curian/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund	April 27, 2015
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund	April 27, 2015
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund	April 27, 2015
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund	April 27, 2015
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund	April 27, 2015
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund	April 27, 2015
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	April 27, 2015
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund	April 27, 2015
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund	April 27, 2015
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund	April 27, 2015
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund	April 27, 2015
JNL Institutional Alt 65 Fund - A	JNL Alt 65 Fund - A	April 27, 2015
JNL/Franklin Templeton Frontier Markets Fund	JNL/MC Frontier Markets 100 Index Fund	September 28, 2015
JNL/AllianceBernstein Dynamic Asset Allocation Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	September 28, 2015
JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/Eagle SmallCap Equity Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	September 28, 2015
JNL/Franklin Templeton Small Cap Value Fund - A	JNL Multi-Manager Small Cap Value Fund - A	September 28, 2015
JNL/JPMorgan International Value Fund - A	JNL/Causeway International Value Select Fund - A	September 28, 2015
JNL/MC Dow 10 Fund - A	JNL/MC Dow Index Fund - A	September 28, 2015
JNL/MC Global 15 Fund - A	JNL/MC Global 30 Fund - A	September 28, 2015

During the year ended December 31, 2015, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
CG - Alt 100 Conservative Fund	JG - Alt 100 Fund	April 27, 2015
CG - Alt 100 Growth Fund	JG - Alt 100 Fund	April 27, 2015
CG - Institutional Alt 65 Fund	JNL Alt 65 Fund - A	April 27, 2015
CG - International Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - International Growth Fund	JG - Growth Fund	April 27, 2015
CG - International Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Multi-Strategy Income Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Tactical Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Tactical Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
Curian Dynamic Risk Advantage - Diversified Fund	JNL/MMRS Conservative Fund - A	April 27, 2015

75

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian Dynamic Risk Advantage - Growth Fund	JNL/MMRS Moderate Fund - A	April 27, 2015
Curian Dynamic Risk Advantage - Income Fund	JNL/MMRS Conservative Fund - A	April 27, 2015
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund - A	April 27, 2015
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund - A	April 27, 2015
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
JNL/MC Global Alpha Fund - A	JNL/AQR Managed Futures Strategy Fund - A	April 27, 2015
JNL/MC JNL Optimized 5 Fund - A	JNL/MC JNL 5 Fund - A	April 27, 2015
JNL/MC Value Line 30 Fund - A	JNL/MC S&P 24 Fund - A	April 27, 2015
JG - Equity Income Fund	JNL/The Boston Company Equity Income Fund - A	September 28, 2015
JNL/Franklin Templeton Natural Resources Fund	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	September 28, 2015
JNL/MC 25 Fund - A	JNL/S&P 4 Fund - A	September 28, 2015

(1) The Fund was advised by Curian, an affiliate of Jackson, prior to April 27, 2015. Effective April 27, 2015, the Fund was acquired by a Fund advised by JNAM.
(2) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(3) The Fund is sub-advised by an affiliate of Jackson.
(4) “CG” denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(6) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(7) The Fund’s name was changed during the year ended December 31, 2015 to align the Fund name with its investment strategy.
(8) The Fund’s name was changed during the year ended December 31, 2015 due to a change in adviser or sub-adviser(s).
(9) This Fund was acquired during the year and is no longer available as of December 31, 2015.
(10) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(11) JNL/MC Communications Sector Fund is closed to new contract owners.
Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

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Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 2 - Significant Accounting Policies (continued)

Investments

The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2015.

FASB ASC Topic 820, “Fair Value Measurement”

Recently adopted Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) eliminates the requirement to categorize investments in the fair value hierarchy if its fair value is measured at net asset value using a practical expedient. As of December 31, 2015, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

77

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract, of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% to 1.80%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

78

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

79

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $4,548,950 and $7,965,508 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2015, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
Cost of Purchases		Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Alt 100 Conservative Fund*	$4,854,251	$39,502,027	JG - Moderate Growth Fund	$520,968,946	$136,050,734
CG - Alt 100 Growth Fund*	13,626,852	117,550,925	JG - Real Assets Fund	3,988,296	4,323,483
CG - Institutional Alt 65 Fund*	16,542,603	137,141,141	JNL Tactical ETF Conservative Fund	45,845,426	15,034,483
CG - International Conservative Fund*	1,985,387	6,620,422	JNL Tactical ETF Growth Fund	64,885,864	24,153,489
CG - International Growth Fund*	1,381,792	9,283,673	JNL Tactical ETF Moderate Fund	89,579,370	19,201,511
CG - International Moderate Fund*	1,848,958	12,166,642	JNL/American Funds Global Growth Fund	76,965,000	16,781,938
CG - Multi-Strategy Income Fund*	6,623,463	44,224,721	JNL/American Funds Growth Fund	110,717,278	38,244,425
CG - Tactical Maximum Growth Fund*	11,622,288	102,579,379	JNL/AQR Risk Parity Fund	46,471,429	14,856,588
CG - Tactical Moderate Growth Fund*	34,052,253	326,415,705	JNL/BlackRock Global Long Short Credit Fund	45,937,858	27,558,156
Curian Dynamic Risk Advantage - Diversified Fund*	35,598,461	272,504,470	JNL/DFA U.S. Micro Cap Fund	29,665,747	12,300,256
Curian Dynamic Risk Advantage - Growth Fund*	5,696,717	65,274,215	JNL/DoubleLine Total Return Fund	346,730,976	46,358,711
Curian Dynamic Risk Advantage - Income Fund*	29,581,391	199,709,765	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	32,427,220	10,497,775
Curian/Aberdeen Latin America Fund*	620,254	2,189,148	JNL/Epoch Global Shareholder Yield Fund	14,571,283	10,980,177
Curian/Ashmore Emerging Market Small Cap Equity Fund*	1,556,751	5,311,108	JNL/FAMCO Flex Core Covered Call Fund	55,410,125	33,077,583
Curian/Baring International Fixed Income Fund*	1,340,169	5,128,955	JNL/Franklin Templeton Natural Resources Fund**	24,093,306	31,866,615
Curian/CenterSquare International Real Estate Securities Fund*	2,652,026	10,667,232	JNL/Lazard International Strategic Equity Fund	37,910,455	8,183,548
Curian/PineBridge Merger Arbitrage Fund*	4,064,863	68,606,782	JNL/MC Frontier Markets 100 Index Fund	22,878,344	7,688,708
Curian/Schroder Emerging Europe Fund*	1,735,506	4,375,872	JNL/Neuberger Berman Currency Fund	3,774,305	5,856,157
Curian/UBS Global Long Short Fixed Income Opportunities Fund*	3,360,794	17,874,335	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,837,128	3,138,438
JG - Alt 100 Fund	248,601,758	105,784,360	JNL/Nicholas Convertible Arbitrage Fund	80,601,897	37,745,442
JG - Conservative Fund	70,177,068	40,541,243	JNL/PIMCO Credit Income Fund	44,601,672	17,370,464
JG - Equity 100 Fund	30,582,538	17,641,136	JNL/PPM America Long Short Credit Fund	8,235,069	5,774,066
JG - Equity Income Fund**	12,979,984	68,691,609	JNL/T. Rowe Price Capital Appreciation Fund	315,366,739	26,434,867
JG - Fixed Income 100 Fund	61,436,204	31,025,400	JNL/The Boston Company Equity Income Fund	85,638,630	21,131,106
JG - Growth Fund	135,396,363	39,137,733	JNL/The London Company Focused U.S. Equity Fund	8,544,371	3,174,659
JG - Interest Rate Opportunities Fund	16,330,405	15,869,775	JNL/Van Eck International Gold Fund	18,101,608	10,353,709
JG - Maximum Growth Fund	159,315,173	35,238,910	JNL/WCM Focused International Equity Fund	7,050,402	2,121,330
JG - Moderate Fund	163,265,346	78,401,783

80

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
Cost of Purchases		Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$218,625,987	$157,313,598	JNL/Franklin Templeton Income Fund - A	$435,185,285	$546,384,028
JNL Disciplined Growth Fund - A	249,257,605	119,346,083	JNL/Franklin Templeton International Small Cap Growth Fund - A	272,161,092	131,795,440
JNL Disciplined Moderate Fund - A	314,924,505	204,933,584	JNL/Franklin Templeton Mutual Shares Fund - A	154,712,986	122,060,394
JNL Disciplined Moderate Growth Fund - A	505,187,578	245,827,858	JNL/Goldman Sachs Core Plus Bond Fund - A	366,205,618	241,998,891
JNL Institutional Alt 20 Fund - A	363,884,680	308,116,401	JNL/Goldman Sachs Emerging Markets Debt Fund - A	21,505,986	50,885,158
JNL Institutional Alt 35 Fund - A	414,215,229	468,341,673	JNL/Goldman Sachs Mid Cap Value Fund - A	266,973,842	200,267,000
JNL Institutional Alt 50 Fund - A	571,311,178	689,556,441	JNL/Goldman Sachs U.S. Equity Flex Fund - A	197,843,345	121,265,324
JNL Multi-Manager Alternative Fund - A	7,621,110	1,252,749	JNL/Harris Oakmark Global Equity Fund - A	11,017,410	2,647,109
JNL Multi-Manager Small Cap Growth Fund - A	390,410,927	285,023,557	JNL/Invesco Global Real Estate Fund - A	626,681,133	465,049,450
JNL Multi-Manager Small Cap Value Fund - A	178,360,324	165,023,049	JNL/Invesco International Growth Fund - A	330,721,142	166,050,667
JNL/AB Dynamic Asset Allocation Fund - A	23,827,143	9,428,315	JNL/Invesco Large Cap Growth Fund - A	303,800,386	191,878,502
JNL/American Funds Balanced Allocation Fund - A	577,077,737	169,934,231	JNL/Invesco Mid Cap Value Fund - A	92,991,619	90,732,430
JNL/American Funds Blue Chip Income and Growth Fund - A	566,105,208	373,117,926	JNL/Invesco Small Cap Growth Fund - A	659,615,404	240,737,023
JNL/American Funds Global Bond Fund - A	99,287,327	120,254,912	JNL/Ivy Asset Strategy Fund - A	463,554,081	719,618,773
JNL/American Funds Global Small Capitalization Fund - A	256,953,057	118,340,424	JNL/JPMorgan MidCap Growth Fund - A	724,149,966	285,902,681
JNL/American Funds Growth-Income Fund - A	1,100,903,281	418,661,837	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	493,867,332	350,424,855
JNL/American Funds Growth Allocation Fund - A	463,584,246	130,087,781	JNL/Lazard Emerging Markets Fund - A	87,755,139	114,671,294
JNL/American Funds International Fund - A	494,721,053	177,387,296	JNL/MC 10 x 10 Fund - A	79,224,409	77,441,328
JNL/American Funds New World Fund - A	294,467,189	134,018,612	JNL/MC Bond Index Fund - A	347,060,103	252,560,268
JNL/AQR Managed Futures Strategy Fund - A	155,632,242	40,379,411	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A**	58,140,784	128,669,493
JNL/BlackRock Global Allocation Fund - A	1,135,380,605	576,563,397	JNL/MC Emerging Markets Index Fund - A	246,597,142	157,349,016
JNL/BlackRock Large Cap Select Growth Fund - A	455,153,863	183,283,745	JNL/MC European 30 Fund - A	351,583,054	125,060,314
JNL/BlackRock Natural Resources Fund - A	228,924,675	208,328,669	JNL/MC Global Alpha Fund - A*	3,982,560	48,728,954
JNL/Boston Partners Global Long Short Equity Fund - A	28,087,227	3,685,906	JNL/MC Index 5 Fund - A	169,884,897	117,373,325
JNL/Brookfield Global Infrastructure and MLP Fund - A	282,352,986	329,429,735	JNL/MC International Index Fund - A	438,581,861	248,882,116
JNL/Capital Guardian Global Balanced Fund - A	120,192,328	98,975,099	JNL/MC Pacific Rim 30 Fund - A	217,762,960	99,571,227
JNL/Capital Guardian Global Diversified Research Fund - A	136,107,701	118,792,564	JNL/MC S&P 400 MidCap Index Fund - A	797,966,058	410,202,762
JNL/Causeway International Value Select Fund - A	149,312,799	109,533,830	JNL/MC S&P 500 Index Fund - A	1,463,774,238	909,804,549
JNL/DFA U.S. Core Equity Fund - A	263,047,191	175,093,159	JNL/MC Small Cap Index Fund - A	581,483,114	386,318,677
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	16,239,891	187,857	JNL/MC Utilities Sector Fund - A	30,697,703	29,964,561
JNL/Eastspring Investments Asia ex-Japan Fund - A	57,989,345	59,146,950	JNL/MMRS Conservative Fund - A	543,453,493	94,912,554
JNL/Eastspring Investments China-India Fund - A	200,255,985	187,900,899	JNL/MMRS Growth Fund - A	56,661,703	18,828,120
JNL/Franklin Templeton Founding Strategy Fund - A	226,221,224	327,772,110	JNL/MMRS Moderate Fund - A	213,701,090	36,718,124
JNL/Franklin Templeton Global Growth Fund - A	137,286,573	177,091,334	JNL/Morgan Stanley Mid Cap Growth Fund - A	78,580,656	51,725,598
JNL/Franklin Templeton Global Multisector Bond Fund - A	277,357,579	241,715,832	JNL/Neuberger Berman Strategic Income Fund - A	228,163,006	144,085,354

81

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/Oppenheimer Emerging Markets Innovator Fund - A	$5,972,920	$1,180,753	JNL/S&P Managed Conservative Fund - A	$312,266,874	$410,190,287
JNL/Oppenheimer Global Growth Fund - A	478,761,128	216,277,829	JNL/S&P Managed Growth Fund - A	779,275,631	785,820,909
JNL/PIMCO Real Return Fund - A	248,519,759	373,931,798	JNL/S&P Managed Moderate Fund - A	424,280,921	568,521,313
JNL/PIMCO Total Return Bond Fund - A	819,137,817	828,931,540	JNL/S&P Managed Moderate Growth Fund - A	739,629,810	975,638,309
JNL/PPM America Floating Rate Income Fund - A	551,588,129	499,364,677	JNL/S&P Mid 3 Fund - A	253,031,610	82,764,553
JNL/PPM America High Yield Bond Fund - A	1,029,681,899	1,080,740,764	JNL/S&P Total Yield Fund - A	297,779,624	295,718,751
JNL/PPM America Mid Cap Value Fund - A	174,205,761	120,225,718	JNL/Scout Unconstrained Bond Fund - A	24,847,892	8,611,710
JNL/PPM America Small Cap Value Fund - A	353,238,250	154,987,252	JNL/T. Rowe Price Established Growth Fund - A	1,759,143,154	591,485,426
JNL/PPM America Value Equity Fund - A	36,989,392	70,378,296	JNL/T. Rowe Price Mid-Cap Growth Fund - A	1,269,292,331	565,196,111
JNL/Red Rocks Listed Private Equity Fund - A	135,228,641	126,367,017	JNL/T. Rowe Price Short-Term Bond Fund - A	509,719,408	420,240,697
JNL/S&P 4 Fund - A	3,248,068,410	1,163,625,653	JNL/T. Rowe Price Value Fund - A	496,735,788	359,042,788
JNL/S&P Competitive Advantage Fund - A	634,298,672	281,507,026	JNL/Westchester Capital Event Driven Fund - A	3,495,816	469,083
JNL/S&P Dividend Income & Growth Fund - A	655,530,003	622,989,910	JNL/WMC Balanced Fund - A	1,536,195,016	685,066,512
JNL/S&P International 5 Fund - A	25,210,884	6,000,131	JNL/WMC Money Market Fund - A	2,094,229,628	1,821,212,077
JNL/S&P Intrinsic Value Fund - A	547,973,768	430,423,188	JNL/WMC Value Fund - A	191,977,324	144,899,088
JNL/S&P Managed Aggressive Growth Fund - A	355,871,596	279,566,030

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund - A**	$245,119,079	$880,460,300	JNL/MC JNL Optimized 5 Fund - A*	$27,143,340	$450,726,135
JNL/MC Communications Sector Fund - A	24,777,901	38,612,716	JNL/MC Nasdaq 25 Fund - A	480,508,151	304,260,911
JNL/MC Consumer Brands Sector Fund - A	659,573,407	231,251,466	JNL/MC Oil & Gas Sector Fund - A	629,481,044	298,408,175
JNL/MC Dow Index Fund - A	108,079,304	189,948,646	JNL/MC S&P 24 Fund - A	709,331,909	187,430,660
JNL/MC Financial Sector Fund - A	367,539,595	217,796,219	JNL/MC S&P SMid 60 Fund - A	224,047,549	153,585,538
JNL/MC Global 30 Fund - A	160,294,352	154,545,327	JNL/MC Technology Sector Fund - A	612,888,320	297,253,847
JNL/MC Healthcare Sector Fund - A	1,619,920,789	668,160,623	JNL/MC Value Line 30 Fund - A*	19,652,332	453,121,609
JNL/MC JNL 5 Fund - A	787,410,306	758,010,436

JNL Investors Series Trust
	Cost of Purchases	Proceeds from Sales
JNL/PPM America Total Return Fund - A	$50,913,516	$3,988,588
*No longer available as of April 27, 2015.
**No longer available as of September 28, 2015.

82

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2015

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements are issued and the following events occurred:

On March 21, 2016, contract holders of the applicable Investment Division as shareowners in the acquired Fund approved the following acquisitions: JNL/Mellon Capital Frontier Markets 100 Index Fund into JNL/Mellon Capital Emerging Markets Index Fund; JNL/Eastspring Investments Asia ex-Japan Fund into JNL/Eastspring Investments China-India Fund (renamed JNL/Invesco China-India Fund); JNL/Invesco Large Cap Growth Fund into JNL/BlackRock Large Cap Select Growth Fund; and JNL/Capital Guardian Global Diversified Research Fund into JNL/Oppenheimer Global Growth Fund. The acquisitions will be effective after close of business on April 22, 2016. Also effective after close of business on April 22, 2016, JNL/PPM America Total Return Fund will be acquired by JNL/PPM America Total Return Fund, a separate series of JNL Series Trust.

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

83

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.227178	$10.494970	$11.651919	$9.440014	$10.110364	$9.733932	$9.864148	$12.389597	$12.361294	$10.736202
Total Return *	3.01%	3.01%	3.84%	0.3%	4.73%	2.58%	1.57%	4.59%	5.4%	2.63%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$9.928455	$10.188282	$11.220922	$9.411909	$9.653876	$9.488808	$9.712107	$11.846077	$11.728280	$10.461190
Total Return *	0.12%	0.93%	1.32%	(3.25)%	(4.45)%	(4.41)%	0.66%	2.49%	3.14%	3.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.916106	$10.094602	$11.074681	$9.727702	$10.103960	$9.926114	$9.648447	$11.558091	$11.371351	$10.072268
Total Return *	-1.02%***	0.65%***	7.28%	-1.17%***	-0.81%***	-1.03%***	-3.61%***	13.92%	11.22%	0.83%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	n/a	$10.323314	n/a	n/a	n/a	n/a	$10.145630	$10.224428	$9.989160
Total Return *	n/a	n/a	2.67%***	n/a	n/a	n/a	n/a	1.01%***	1.76%***	0.11%***
Ratio of Expenses **	n/a	n/a	1.25%	n/a	n/a	n/a	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

84

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.308748	$10.578673	$11.802489	$9.515322	$10.191580	$9.811483	$9.942764	$12.549192	$12.521129	$10.874901
Total Return *	3.14%	3.14%	3.97%	0.42%	4.86%	2.71%	1.69%	4.72%	5.53%	2.76%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.995148	$10.256716	$11.351738	$9.475144	$9.719272	$9.552464	$9.777290	$11.983690	$11.865096	$10.583109
Total Return *	0.53%	1.33%	1.73%	-3.29%***	(4.07)%	(4.02)%	1.06%	2.9%	3.55%	4.28%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.942871	$10.121845	$11.159072	$9.744378	$10.131797	$9.952817	$9.674418	$11.645683	$11.458072	$10.148979
Total Return *	0.91%***	4.84%***	7.71%	-0.62%***	1.32%***	0.26%***	2.00%***	14.38%	11.66%	1.24%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	$10.360450	n/a	n/a	n/a	n/a	$10.181703	$10.261265	$10.025057
Total Return *	n/a	n/a	7.36%***	n/a	n/a	n/a	n/a	0.56%***	2.33%***	2.20%***
Ratio of Expenses **	n/a	n/a	0.85%	n/a	n/a	n/a	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

85

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	—
Investment Income Ratio *	1.13%	1.60%	1.71%	0.62%	1.06%	1.07%	1.45%	1.43%	1.11%	0.49%

Period ended December 31, 2014

Net Assets (in thousands)	$34,297	$104,198	$124,348	$4,659	$7,728	$10,278	$37,647	$92,147	$287,493	$244,166
Units Outstanding (in thousands)	3,444	10,192	11,019	494	798	1,080	3,865	7,729	24,366	23,214
Investment Income Ratio *	0.55%	0.84%	0.83%	1.06%	0.72%	1.12%	1.66%	0.55%	0.87%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$17,739	$37,070	$107,396	$1,844	$4,524	$4,825	$20,207	$66,139	$228,188	$238,700
Units Outstanding (in thousands)	1,787	3,667	9,662	189	447	485	2,092	5,698	19,989	23,618
Investment Income Ratio *	0.00%	0.00%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.38%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$46,331	n/a	n/a	n/a	n/a	$19,798	$69,877	$98,448
Units Outstanding (in thousands)	n/a	n/a	4,480	n/a	n/a	n/a	n/a	1,948	6,823	9,840
Investment Income Ratio *	n/a	n/a	0.00%	n/a	n/a	n/a	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

86

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.253789	$11.130602	$6.601272	$10.330048	$8.903463	$9.792517	$9.657047	$8.026638	$9.424801	$10.175192
Total Return *	3.18%	1.45%	(4.28)%	12.11%	(3.02)%	6.26%	(0.28)%	8.27%	1.09%	(2.93)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$8.968955	$10.971928	$6.896162	$9.214513	$9.180810	$9.215906	$9.684090	$7.413804	$9.322874	$10.481856
Total Return *	(5.40)%	6.82%	(16.52)%	(10.67)%	(3.80)%	(0.46)%	(1.83)%	(28.14)%	(5.61)%	1.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.481418	$10.271724	$8.260382	$10.314606	$9.543746	$9.258153	$9.864683	$10.316294	$9.876458	$10.377791
Total Return *	0.51%	0.17%	-17.40%***	2.64%***	-4.56%***	-7.42%***	(1.03)%	3.17%***	-1.31%***	2.59%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$9.433605	$10.254370	n/a	n/a	n/a	n/a	$9.967386	n/a	n/a	$10.115887
Total Return *	-6.27%***	1.96%***	n/a	n/a	n/a	n/a	-0.41%***	n/a	n/a	1.38%***
Ratio of Expenses **	1.25%	1.25%	n/a	n/a	n/a	n/a	1.25%	n/a	n/a	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

87

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$9.373151	$11.274470	$6.653466	$10.412483	$8.974418	$9.870715	$9.781765	$8.090672	$9.499972	$10.334826
Total Return *	3.30%	1.57%	(4.16)%	12.25%	(2.90)%	6.39%	(0.15)%	8.40%	1.22%	(2.54)%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.073296	$11.099876	$6.942013	$9.276444	$9.242422	$9.277903	$9.796913	$7.463620	$9.385498	$10.603814
Total Return *	(5.03)%	7.25%	(16.18)%	(10.31)%	(3.42)%	-3.13%***	(1.44)%	(27.85)%	(5.23)%	1.41%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.553428	$10.350015	$8.282110	$10.342473	$9.569436	$9.273814	$9.939768	$10.344151	$9.903103	$10.456632
Total Return *	0.91%	0.57%	-16.31%***	17.95%***	-1.59%***	-6.98%***	(0.63)%	10.61%***	-1.88%***	3.00%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$9.467308	$10.291284	n/a	n/a	n/a	n/a	$10.003149	n/a	n/a	$10.152050
Total Return *	-2.40%***	4.56%***	n/a	n/a	n/a	n/a	-0.01%***	n/a	n/a	5.94%***
Ratio of Expenses **	0.85%	0.85%	n/a	n/a	n/a	n/a	0.85%	n/a	n/a	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

88

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,497
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	43,427
Investment Income Ratio *	0.00%	2.43%	0.01%	0.21%	0.00%	0.78%	0.00%	0.00%	3.42%	1.15%

Period ended December 31, 2014

Net Assets (in thousands)	$57,556	$173,807	$1,628	$3,354	$3,892	$7,555	$65,411	$2,421	$14,946	$330,093
Units Outstanding (in thousands)	6,377	15,762	235	363	423	817	6,716	325	1,599	31,305
Investment Income Ratio *	0.00%	2.02%	1.14%	0.02%	0.02%	4.21%	0.00%	3.11%	0.00%	1.09%

Period ended December 31, 2013

Net Assets (in thousands)	$55,489	$149,064	$1,216	$1,527	$1,210	$3,064	$63,826	$1,539	$7,720	$275,260
Units Outstanding (in thousands)	5,830	14,466	147	148	127	331	6,448	149	781	26,425
Investment Income Ratio *	0.00%	0.00%	1.07%	0.04%	1.34%	3.03%	0.00%	2.80%	0.00%	0.03%

Period ended December 31, 2012

Net Assets (in thousands)	$19,136	$72,577	n/a	n/a	n/a	n/a	$26,942	n/a	n/a	$135,531
Units Outstanding (in thousands)	2,025	7,067	n/a	n/a	n/a	n/a	2,699	n/a	n/a	13,376
Investment Income Ratio *	0.00%	2.78%	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

89

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.399287	$13.036304	$11.785648	$9.438324	$10.935398	$9.241220	$12.078427	$11.509692	$11.513522	$8.333269
Total Return *	(2.92)%	(2.47)%	(8.17)%	(3.31)%	(2.01)%	(5.10)%	(2.55)%	(2.56)%	(2.56)%	(12.60)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.712563	$13.365997	$12.833639	$9.761038	$11.159155	$9.737764	$12.393887	$11.811656	$11.816159	$9.534736
Total Return *	2.43%	3.53%	7.27%	0.87%	2.87%	(0.20)%	2.96%	2.42%	2.82%	(2.88)%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.458910	$12.909766	$11.964132	$9.676527	$10.848221	$9.757449	$12.036999	$11.532390	$11.492164	$9.817049
Total Return *	(0.40)%	25.57%	15.34%	(3.63)%	6.60%***	-2.42%***	17.30%	10.76%	10.37%	-2.22%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.501283	$10.280954	$10.372755	$10.041477	n/a	n/a	$10.261285	$10.412286	$10.412310	n/a
Total Return *	5.20%***	1.76%***	2.32%***	0.64%***	n/a	n/a	1.55%***	3.07%***	2.82%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

90

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)
	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.562722	$13.209312	$11.957961	$9.563943	$11.052977	$9.340594	$12.271440	$11.690572	$11.694482	$8.422776
Total Return *	-2.54%	-2.08%	-7.90%	-2.92%	-1.61%	-4.72%	-2.15%	-2.17%	-2.17%	-12.25%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.837483	$13.489320	$12.983096	$9.851467	$11.234131	$9.803181	$12.541681	$11.949381	$11.953965	$9.598681
Total Return *	2.84%	3.95%	7.70%	1.28%	3.28%	0.20%	3.38%	2.83%	3.23%	-2.04%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.538630	$12.976876	$12.055147	$9.727185	$10.877509	$9.783791	$12.131900	$11.620290	$11.579777	$9.833508
Total Return *	0.00%	26.07%	11.94%***	-2.97%***	7.44%***	0.65%***	17.78%	11.20%	10.81%	-3.00%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.539085	$10.293138	$10.396103	$10.049198	n/a	n/a	$10.300908	$10.449759	$10.449811	n/a
Total Return *	6.22%***	2.62%***	2.47%***	0.52%***	n/a	n/a	6.31%***	5.03%***	2.98%***	n/a
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	n/a	n/a	0.85%	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

91

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$122,256	$81,461	$—	$71,862	$240,234	$45,565	$219,743	$398,190	$812,819	$9,036
Units Outstanding (in thousands)	11,686	6,203	—	7,567	21,832	4,906	18,028	34,343	70,035	1,078
Investment Income Ratio *	1.17%	2.26%	1.04%	1.19%	1.54%	0.97%	1.32%	1.57%	1.29%	0.63%

Period ended December 31, 2014

Net Assets (in thousands)	$97,608	$78,822	$62,045	$44,387	$156,055	$47,997	$113,732	$334,274	$476,811	$10,920
Units Outstanding (in thousands)	9,073	5,868	4,809	4,527	13,932	4,914	9,114	28,148	40,122	1,142
Investment Income Ratio *	0.84%	0.60%	3.93%	1.47%	0.47%	1.65%	0.66%	0.77%	0.71%	1.12%

Period ended December 31, 2013

Net Assets (in thousands)	$55,255	$49,262	$43,192	$22,059	$43,816	$28,938	$65,551	$172,059	$252,989	$4,999
Units Outstanding (in thousands)	5,268	3,806	3,599	2,275	4,033	2,962	5,422	14,870	21,932	509
Investment Income Ratio *	0.74%	0.11%	0.49%	0.55%	0.00%	0.00%	0.17%	0.47%	0.19%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$24,477	$3,443	$16,286	$6,020	n/a	n/a	$20,322	$47,535	$65,697	n/a
Units Outstanding (in thousands)	2,328	335	1,568	599	n/a	n/a	1,976	4,559	6,299	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

92

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.057208	$12.539343	$11.940606	$11.632284	$15.134295	$9.465234	$9.750821	$13.531640	$10.155898	$9.835862
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-0.16%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2014

Unit Value	$11.165427	$12.696731	$12.072145	$11.046628	$14.397281	$10.686030	$10.008361	$14.398327	$10.478400	$9.763453
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868074	$12.295763	$11.694230	$10.960118	$13.500581	$10.023542	$10.015265	$14.286592	$9.963764	$9.440043
Total Return *	5.27%	17.00%	12.29%	7.92%***	27.84%	-1.04%***	0.38%***	41.85%	-0.35%***	-5.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323527	$10.508906	$10.413978	n/a	$10.560434	n/a	n/a	$10.071414	n/a	n/a
Total Return *	2.59%***	3.28%***	2.53%***	n/a	4.07%***	n/a	n/a	0.79%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

93

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$11.230964	$12.736376	$12.128231	$11.739379	$15.372230	$9.552346	$9.855675	$13.711595	$10.619879	$9.941723
Total Return *	-0.57%	-0.84%	-0.69%	5.72%	5.54%	-11.07%	-2.18%	-5.64%	0.83%	1.15%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.295623	$12.844747	$12.212884	$11.103818	$14.565242	$10.741330	$10.075609	$14.531571	$10.532615	$9.829141
Total Return *	3.15%	3.67%	3.65%	1.19%	7.07%	7.16%***	0.33%	1.19%	5.59%	3.84%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.950909	$12.389453	$11.783332	$10.972881	$13.603559	$10.030850	$10.042304	$14.361241	$9.975345	$9.465616
Total Return *	5.70%	17.47%	12.74%	5.73%***	28.35%	-0.97%***	0.47%***	38.46%***	-1.43%***	-1.37%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.360690	$10.546713	$10.451438	n/a	$10.598506	n/a	n/a	$10.079232	n/a	n/a
Total Return *	5.48%***	7.02%***	7.21%***	n/a	1.54%***	n/a	n/a	3.60%***	n/a	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	n/a	0.85%	n/a	n/a	1.00%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

94

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$75,313	$134,332	$175,370	$91,115	$172,664	$25,094	$67,176	$36,079	$364,627	$34,211
Units Outstanding (in thousands)	6,767	10,622	14,575	7,793	11,313	2,638	6,854	2,648	34,644	3,460
Investment Income Ratio *	1.24%	1.17%	1.11%	0.44%	0.56%	37.31%	5.34%	0.00%	2.95%	8.24%

Period ended December 31, 2014

Net Assets (in thousands)	$45,820	$98,243	$109,628	$31,092	$98,155	$19,065	$53,933	$33,715	$68,289	$14,150
Units Outstanding (in thousands)	4,083	7,688	9,033	2,807	6,775	1,780	5,373	2,331	6,500	1,445
Investment Income Ratio *	0.86%	0.67%	0.72%	0.23%	0.28%	0.00%	0.00%	0.00%	0.57%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$32,732	$70,581	$80,235	$5,063	$45,214	$1,348	$22,308	$16,188	$5,167	$7,451
Units Outstanding (in thousands)	3,002	5,718	6,837	462	3,335	134	2,225	1,130	518	789
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.14%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$16,474	$21,517	$23,236	n/a	$9,870	n/a	n/a	$508	n/a	n/a
Units Outstanding (in thousands)	1,593	2,044	2,228	n/a	933	n/a	n/a	50	n/a	n/a
Investment Income Ratio *	2.03%	2.12%	2.11%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

95

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.682036	$11.629602	$5.724074	$11.546103	$8.577498	$10.011504	$5.679797	$9.695177	$10.022226	$9.331998
Total Return *	-6.17%	-4.41%	-22.34%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-0.16%***	-4.94%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2014

Unit Value	$13.515623	$12.166470	$7.370775	$11.197435	$10.210372	$9.949394	$7.674929	$10.116505	$10.884088	$9.816534
Total Return *	4.74%	7.49%	-21.58%	-2.65%	-16.03%	2.08%	-23.25%***	-2.30%	6.28%	-2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.904367	$11.319214	$9.399502	$11.501897	$12.159927	$9.746359	n/a	$10.354623	$10.241245	$10.084594
Total Return *	21.80%	11.31%	7.30%	12.70%***	16.92%	-3.13%	n/a	2.06%	-2.92%	0.77%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.595041	$10.169345	$8.760391	n/a	$10.400205	$10.061519	n/a	$10.145496	$10.549088	n/a
Total Return *	2.34%***	0.51%***	-10.04%***	n/a	4.52%***	0.62%***	n/a	1.68%***	6.40%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	n/a	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

96

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.881138	$11.812217	$5.807658	$11.670957	$8.691582	$10.144651	$5.717924	$9.847269	$10.814533	$9.432416
Total Return *	-5.79%	-4.03%	-22.11%	3.53%	-15.66%	1.03%	-25.70%	-3.78%	-1.78%	-4.55%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.673002	$12.308186	$7.456477	$11.273334	$10.304870	$10.041467	$7.695611	$10.234182	$11.011005	$9.882562
Total Return *	5.16%	7.92%	-21.27%	-2.26%	-15.70%	2.49%	-23.15%***	-1.91%	6.70%	-2.27%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$13.002517	$11.405341	$9.470833	$11.533634	$12.223473	$9.797282	n/a	$10.433262	$10.319305	$10.111898
Total Return *	22.28%	11.75%	7.73%	17.39%***	17.39%	-2.74%	n/a	2.47%	-2.53%	4.42%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.633015	$10.205813	$8.791627	n/a	$10.412815	$10.073701	n/a	$10.181738	$10.587055	n/a
Total Return *	9.59%***	-2.44%***	14.55%***	n/a	2.52%***	-0.13%***	n/a	0.43%***	5.12%***	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	n/a	0.85%	0.85%	n/a	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

97

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$27,780	$120,656	$—	$43,939	$15,623	$12,350	$5,281	$101,148	$59,545	$14,027
Units Outstanding (in thousands)	2,173	10,296	—	3,781	1,808	1,226	926	10,352	5,569	1,497
Investment Income Ratio *	1.73%	1.85%	3.31%	1.05%	17.30%	1.73%	0.00%	1.18%	2.46%	3.94%

Period ended December 31, 2014

Net Assets (in thousands)	$26,393	$106,385	$26,805	$14,613	$17,185	$14,461	$3,124	$64,332	$34,347	$12,693
Units Outstanding (in thousands)	1,942	8,696	3,616	1,300	1,675	1,448	407	6,324	3,138	1,290
Investment Income Ratio *	0.00%	0.03%	0.00%	0.00%	4.34%	0.00%	0.00%	0.88%	0.05%	2.20%

Period ended December 31, 2013

Net Assets (in thousands)	$15,590	$59,229	$19,294	$3,438	$10,524	$10,984	n/a	$40,484	$19,395	$5,576
Units Outstanding (in thousands)	1,204	5,215	2,045	298	863	1,124	n/a	3,897	1,887	552
Investment Income Ratio *	5.64%	1.99%	0.00%	0.00%	0.00%	1.40%	n/a	0.01%	1.86%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,648	$14,885	$6,510	n/a	$497	$3,768	n/a	$12,035	$12,982	n/a
Units Outstanding (in thousands)	155	1,461	742	n/a	48	374	n/a	1,184	1,229	n/a
Investment Income Ratio *	3.09%	2.32%	1.24%	n/a	0.00%	0.00%	n/a	0.00%	2.20%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

98

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.964386	$15.435687	$10.879043	$3.107321	$10.713083	$14.551718	$9.717960	$10.282126	$10.447161	$14.432161
Total Return *	3.21%	-2.94%	-2.64%	-27.51%	4.47%	-5.29%	-5.65%	-5.37%	-5.03%	-5.18%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2014

Unit Value	$11.592747	$15.903884	$11.174002	$4.286313	$10.254829	$15.363890	$10.299709	$10.865604	$11.000732	$15.220732
Total Return *	10.34%	9.69%	2.23%	-7.30%	-2.17%	-1.96%	1.73%	1.53%	1.81%	-0.87%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2013

Unit Value	$10.506291	$14.498494	$10.930272	$4.623635	$10.481899	$15.671773	$10.124402	$10.702137	$10.805322	$15.353836
Total Return *	4.44%***	35.12%	9.67%***	-48.54%	4.98%***	5.61%	20.22%	12.86%	18.88%	10.45%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2012

Unit Value	n/a	$10.730038	n/a	$8.985564	n/a	$14.838820	$8.421673	$9.482585	$9.089241	$13.901659
Total Return *	n/a	7.21%***	n/a	-10.14%***	n/a	7.01%	11.03%	9.18%	10.67%	7.79%
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	3.61%	3.15%	3.70%	3.15%	3.06%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$13.866809	$7.585200	$8.685114	$8.213126	$12.897292
Total Return *	n/a	n/a	n/a	n/a	n/a	-8.78%	-8.17%***	-2.93%	-3.93%	-5.49%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	3.61%	3.15%	3.70%	3.15%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

99

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.074524	$15.674249	$10.979142	$3.148681	$10.811664	$17.525204	$12.316525	$13.688602	$13.239659	$16.580846
Total Return *	3.62%	-2.55%	-2.25%	-27.22%	4.89%	-6.03%***	-3.12%	-2.30%	-2.49%	-3.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2014

Unit Value	$11.652755	$16.085206	$11.231800	$4.326027	$10.307880	$17.845286	$12.713071	$14.010500	$13.577278	$17.130262
Total Return *	10.78%	10.13%	0.35%***	-6.92%	-4.03%***	0.63%***	4.46%	4.82%	4.54%	1.20%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2013

Unit Value	$10.518508	$14.605261	$10.936958	$4.647848	$10.489484	$17.650593	$12.170487	$13.365738	$12.987966	$16.927727
Total Return *	5.76%***	35.66%	8.95%***	-48.34%	4.81%***	8.30%	23.44%	16.53%	22.07%	12.75%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	1.00%	1.10%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2012

Unit Value	n/a	$10.765905	n/a	$8.996557	n/a	$16.298169	$9.859384	$11.470238	$10.640048	$15.014170
Total Return *	n/a	14.37%***	n/a	-12.37%***	n/a	9.74%	14.01%	12.74%	13.64%	10.04%
Ratio of Expenses **	n/a	0.85%	n/a	0.85%	n/a	1.10%	0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.851990	$8.647683	$10.174362	$9.362785	$13.644637
Total Return *	n/a	n/a	n/a	n/a	n/a	-6.46%	-3.62%	0.22%	-1.36%	-4.59%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.10%	0.50%	0.50%	0.50%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

100

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$379,008	$110,141	$11,347	$24,596	$8,233	$617,912	$713,547	$1,228,353	$1,604,573	$1,536,306
Units Outstanding (in thousands)	31,534	7,081	1,037	7,862	764	36,535	63,022	97,592	131,660	95,281
Investment Income Ratio *	0.03%	0.79%	0.22%	3.37%	0.03%	1.82%	2.53%	2.40%	2.53%	2.29%

Period ended December 31, 2014

Net Assets (in thousands)	$84,808	$46,575	$6,295	$26,145	$3,201	$622,021	$650,863	$1,200,467	$1,472,586	$1,687,366
Units Outstanding (in thousands)	7,297	2,913	562	6,071	311	35,831	55,249	92,418	116,853	100,924
Investment Income Ratio *	1.18%	0.08%	0.03%	0.31%	0.00%	1.46%	1.63%	2.22%	1.88%	1.70%

Period ended December 31, 2013

Net Assets (in thousands)	$9,228	$28,342	$538	$11,291	$425	$746,748	$521,713	$1,026,832	$1,216,735	$1,697,533
Units Outstanding (in thousands)	878	1,948	49	2,436	40	43,103	45,866	82,176	100,110	102,360
Investment Income Ratio *	0.66%	2.03%	0.00%	0.24%	0.00%	1.00%	0.98%	1.38%	1.18%	2.03%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$3,063	n/a	$5,078	n/a	$868,140	$299,069	$710,906	$766,027	$1,348,029
Units Outstanding (in thousands)	n/a	285	n/a	565	n/a	54,075	32,169	65,742	76,258	91,277
Investment Income Ratio *	n/a	2.66%	n/a	0.00%	n/a	2.38%	1.28%	1.64%	1.48%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$942,913	$168,700	$427,042	$473,993	$871,892
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	64,231	20,490	44,150	53,139	64,683
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.73%	1.09%	1.34%	1.12%	1.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

101

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.783418	$14.234202	$9.489060	$23.004153	$12.689677	$9.893249	$11.160743	$14.165604	$9.065934	$11.591029
Total Return *	-5.22%	-5.53%	-4.81%***	-8.33%	-12.91%	-2.91%	-3.19%	-6.51%	-7.22%	-3.06%
Ratio of Expenses **	3.05%	3.61%	1.25%	3.91%	3.91%	1.25%	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2014

Unit Value	$15.597831	$15.066773	n/a	$25.094707	$14.571079	$10.190116	$11.528573	$15.152218	$9.771061	$11.956709
Total Return *	-1.16%	-1.75%	n/a	-1.15%	-3.69%	1.50%***	1.09%	11.19%	-1.97%	-1.26%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	1.25%	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2013

Unit Value	$15.780815	$15.334913	n/a	$25.385548	$15.129820	n/a	$11.404526	$13.627303	$9.967742	$12.109692
Total Return *	9.08%	6.44%	n/a	25.47%	29.23%	n/a	5.14%***	28.05%	-5.97%	24.04%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	3.10%	3.36%	3.16%	3.06%

Period ended December 31, 2012

Unit Value	$14.467107	$14.406968	n/a	$20.232227	$11.707585	n/a	$10.232479	$10.641810	$10.600572	$9.762384
Total Return *	7.97%	6.93%	n/a	9.46%	13.10%	n/a	4.92%***	9.67%	2.48%	14.34%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	2.71%	3.36%	3.16%	3.06%

Period ended December 31, 2011

Unit Value	$13.398793	$13.472850	n/a	$18.484335	$10.351574	n/a	n/a	$9.703216	$10.344191	$8.538274
Total Return *	-6.69%	-8.00%	n/a	-6.05%	-6.45%	n/a	n/a	-4.51%	0.25%***	-21.85%
Ratio of Expenses **	3.05%	3.61%	n/a	3.91%	3.91%	n/a	n/a	3.36%	3.16%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
102

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.972816	$16.970733	$9.514891	$41.518291	$17.586931	$9.959825	$12.053130	$16.191248	$10.244081	$13.025317
Total Return *	-3.26%	-3.03%	-4.59%***	-5.48%***	-10.21%	-2.52%	-1.14%	-4.28%	-5.19%	-1.04%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$17.544505	$17.500552	n/a	$42.740674	$19.585778	$10.217741	$12.192220	$16.914989	$10.804894	$13.162274
Total Return *	0.89%	0.85%	n/a	1.77%	-0.70%	-0.04%***	3.23%***	13.85%	0.17%	0.79%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2013

Unit Value	$17.390028	$17.353083	n/a	$41.995913	$19.723876	n/a	$11.791486	$14.857839	$10.786833	$13.058859
Total Return *	11.34%	9.26%	n/a	29.18%	33.25%	n/a	14.00%	31.11%	-3.92%	26.63%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$15.619143	$15.882983	n/a	$32.510616	$14.802516	n/a	$10.343515	$11.332119	$11.226519	$10.312913
Total Return *	10.22%	9.77%	n/a	12.70%	16.84%***	n/a	8.83%***	12.30%	4.71%	16.72%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$14.171169	$14.469467	n/a	$28.847748	$12.566719	n/a	n/a	$10.090978	$10.721765	$8.835361
Total Return *	-8.52%***	-9.64%***	n/a	-3.28%	-3.69%	n/a	n/a	-6.39%***	3.28%	-22.38%***
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

103

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,942,017	$2,748,451	$6,229	$1,000,620	$513,864	$31,738	$1,119,372	$1,828,935	$418,272	$486,304
Units Outstanding (in thousands)	117,833	167,003	655	27,111	31,053	3,196	94,392	115,792	41,913	38,259
Investment Income Ratio *	2.27%	2.24%	0.00%	0.00%	0.32%	0.00%	1.23%	2.48%	1.28%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$2,248,151	$3,167,812	n/a	$1,096,101	$590,903	$18,690	$749,737	$1,747,477	$467,956	$370,905
Units Outstanding (in thousands)	131,465	185,953	n/a	28,002	31,964	1,831	62,247	105,560	44,301	28,756
Investment Income Ratio *	1.60%	1.48%	n/a	0.00%	0.38%	0.93%	1.02%	1.14%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$2,315,267	$3,197,208	n/a	$1,131,303	$563,849	n/a	$439,310	$1,145,063	$433,086	$316,078
Units Outstanding (in thousands)	136,061	188,513	n/a	29,432	30,233	n/a	37,487	78,386	40,893	24,614
Investment Income Ratio *	1.67%	1.31%	n/a	0.08%	0.95%	n/a	0.78%	1.17%	2.11%	0.70%

Period ended December 31, 2012

Net Assets (in thousands)	$1,954,019	$2,705,104	n/a	$712,883	$326,695	n/a	$142,838	$658,754	$445,074	$192,196
Units Outstanding (in thousands)	127,331	173,523	n/a	23,891	23,244	n/a	13,849	58,871	40,202	18,876
Investment Income Ratio *	1.78%	1.88%	n/a	0.00%	0.25%	n/a	0.00%	1.02%	2.05%	0.73%

Period ended December 31, 2011

Net Assets (in thousands)	$1,349,313	$1,759,138	n/a	$624,638	$261,576	n/a	n/a	$379,981	$322,987	$121,399
Units Outstanding (in thousands)	96,468	123,288	n/a	23,617	21,600	n/a	n/a	37,953	30,387	13,853
Investment Income Ratio *	0.88%	0.86%	n/a	0.00%	0.28%	n/a	n/a	0.67%	1.01%	0.37%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

104

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.767765	$11.872870	$10.075587	$9.377378	$10.562706	$10.377129	$27.423723	$5.732755	$10.282457	$11.703901
Total Return *	-2.13%	-2.45%	-7.99%	-6.57%	-8.06%***	-4.84%	2.47%	-26.51%	4.67%	-21.03%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	2.80%	3.61%	3.61%	3.70%	1.25%	3.10%

Period ended December 31, 2014

Unit Value	$15.088660	$12.170692	$10.950184	$10.036717	$11.193091	$10.905275	$26.763737	$7.800985	$9.823957	$14.820786
Total Return *	6.76%	1.15%	-6.24%	-11.07%	7.73%	-1.76%	5.02%	-17.36%	-0.94%***	4.08%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	1.25%	3.10%

Period ended December 31, 2013

Unit Value	$14.133382	$12.032273	$11.679176	$11.285850	$10.389716	$11.100488	$25.483258	$9.439520	n/a	$14.240412
Total Return *	28.80%	17.47%	17.10%	7.43%	5.75%	10.26%	34.06%	5.54%	n/a	19.68%
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	n/a	3.10%

Period ended December 31, 2012

Unit Value	$10.973233	$10.242546	$9.973414	$10.504839	$9.824353	$10.067701	$19.008526	$8.944331	n/a	$11.899161
Total Return *	13.28%	0.92%***	13.52%	13.72%	4.11%***	5.69%	6.68%	-2.88%	n/a	1.43%***
Ratio of Expenses **	3.16%	2.85%	3.36%	3.16%	1.25%	3.61%	3.61%	3.70%	n/a	3.10%

Period ended December 31, 2011

Unit Value	$9.687223	n/a	$8.785597	$9.237794	n/a	$9.525680	$17.818001	$9.209368	n/a	$10.347709
Total Return *	-5.34%	n/a	-17.20%	-16.96%	n/a	-7.22%	-2.81%	-10.72%	n/a	3.30%***
Ratio of Expenses **	3.16%	n/a	3.36%	3.16%	n/a	3.61%	3.61%	3.70%	n/a	2.40%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

105

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.831721	$12.704916	$11.614339	$10.597563	$11.493721	$11.985760	$47.003517	$7.396348	$10.335760	$12.818948
Total Return *	0.16%	-0.63%	-5.65%	-4.53%	1.33%	-2.18%	5.18%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804732	$12.785507	$12.309601	$11.100310	$11.343131	$12.252870	$44.690461	$9.782449	$9.835465	$15.872403
Total Return *	9.25%	3.03%***	-3.86%	-9.13%	8.16%	0.99%	7.80%	-14.97%	1.46%***	6.44%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381331	$12.388475	$12.803656	$12.215079	$10.486958	$12.132655	$41.455971	$11.505133	n/a	$14.912251
Total Return *	31.81%	19.54%	6.10%***	9.78%	6.18%	13.34%	37.61%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.669432	$10.363348	$10.620354	$11.126783	$9.876725	$10.704258	$30.126232	$10.595790	n/a	$12.184270
Total Return *	2.11%***	1.97%***	16.24%	16.21%	5.06%***	5.99%***	9.51%	14.31%***	n/a	7.91%***
Ratio of Expenses **	0.85%	1.10%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

Period ended December 31, 2011

Unit Value	$10.041099	n/a	$9.136696	$9.575052	n/a	$9.833592	$27.509862	$10.524754	n/a	$9.044877
Total Return *	-3.27%	n/a	-19.39%***	-17.68%***	n/a	-4.85%***	-0.25%	-8.29%	n/a	-9.72%***
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.15%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

106

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$2,897,665	$941,136	$926,321	$759,581	$197,985	$3,517,477	$954,227	$659,992	$28,295	$618,494
Units Outstanding (in thousands)	177,484	75,232	82,237	73,470	17,416	301,890	22,499	93,946	2,744	49,245
Investment Income Ratio *	0.77%	1.09%	0.85%	0.86%	9.69%	2.06%	0.00%	0.47%	0.00%	1.62%

Period ended December 31, 2014

Net Assets (in thousands)	$2,316,145	$640,593	$679,179	$701,141	$99,750	$3,274,351	$693,281	$843,028	$3,303	$853,801
Units Outstanding (in thousands)	141,489	50,703	56,638	64,512	8,855	273,649	17,193	90,488	336	54,691
Investment Income Ratio *	0.68%	0.77%	0.76%	0.84%	2.77%	0.74%	0.00%	0.00%	0.00%	0.71%

Period ended December 31, 2013

Net Assets (in thousands)	$1,561,325	$357,689	$531,621	$617,704	$75,699	$2,635,571	$596,971	$959,276	n/a	$395,362
Units Outstanding (in thousands)	103,723	29,048	42,420	51,450	7,255	221,416	15,995	87,201	n/a	26,810
Investment Income Ratio *	0.83%	0.61%	0.85%	0.56%	5.22%	0.63%	0.03%	0.39%	n/a	0.85%

Period ended December 31, 2012

Net Assets (in thousands)	$815,499	$100,620	$340,653	$443,043	$20,520	$1,525,570	$444,455	$891,760	n/a	$100,565
Units Outstanding (in thousands)	71,037	9,734	32,462	40,340	2,083	144,546	16,379	87,617	n/a	8,305
Investment Income Ratio *	0.85%	0.00%	1.20%	1.08%	0.00%	0.00%	0.15%	0.00%	n/a	0.07%

Period ended December 31, 2011

Net Assets (in thousands)	$430,286	n/a	$200,814	$261,975	n/a	$494,125	$424,724	$797,267	n/a	$981
Units Outstanding (in thousands)	43,195	n/a	22,150	27,587	n/a	50,563	17,111	77,839	n/a	95
Investment Income Ratio *	0.53%	n/a	0.72%	0.60%	n/a	0.67%	0.34%	0.58%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

107

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.230619	$21.455473	$8.355132	$17.497555	$10.954677	$5.911977	$6.194560	$9.148869	$8.269499	$10.265379
Total Return *	-5.25%	-1.21%	-7.25%	-5.37%	9.55%***	-19.62%	-8.40%	-9.51%	-9.75%	0.68%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	1.25%	3.61%	3.61%	3.61%	3.61%	3.26%

Period ended December 31, 2014

Unit Value	$9.741960	$21.719323	$9.008259	$18.490528	n/a	$7.354734	$6.762681	$10.110812	$9.162504	$11.133070
Total Return *	-3.26%	-1.53%	-13.97%	6.15%	n/a	1.91%	7.45%	-0.97%	-5.83%	-3.45%
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2013

Unit Value	$10.070530	$22.056040	$10.470642	$17.418947	n/a	$7.216675	$6.293696	$10.210041	$9.729365	$11.530902
Total Return *	11.17%	18.57%	16.82%	30.65%	n/a	-9.38%	-5.81%	19.57%	25.73%	0.41%
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2012

Unit Value	$9.058602	$18.602188	$8.963371	$13.332700	n/a	$7.963310	$6.681762	$8.538913	$7.738394	$11.484302
Total Return *	8.75%	12.58%	12.65%	9.89%	n/a	18.19%	19.09%	11.83%	17.72%	8.62%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	3.06%

Period ended December 31, 2011

Unit Value	$8.329723	$16.523644	$7.956627	$12.133220	n/a	$6.737610	$5.610913	$7.635375	$6.573777	$10.047064
Total Return *	-8.35%	-8.11%	-16.20%	-4.15%	n/a	-23.98%	-30.44%	-4.85%	-9.40%	-0.11%***
Ratio of Expenses **	3.86%	3.86%	3.91%	3.40%	n/a	3.61%	3.61%	3.61%	3.61%	2.60%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.
108

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$14.450333	$38.713497	$14.041604	$28.618212	$10.965974	$7.388862	$7.742146	$11.558849	$10.447024	$11.319363
Total Return *	-2.50%	1.65%	-4.51%	-2.93%	1.96%***	-17.37%	-5.84%	-7.12%	-7.36%	-4.96%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2014

Unit Value	$14.820796	$38.084548	$14.705015	$29.480809	n/a	$8.941792	$8.222087	$12.445079	$11.276954	$11.909965
Total Return *	-0.46%	1.33%	-11.43%	8.89%***	n/a	4.77%	10.46%	1.65%	-3.34%***	-1.29%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$14.888685	$37.584509	$16.601959	$26.381392	n/a	$8.535085	$7.443575	$12.243449	$11.585596	$12.065929
Total Return *	14.40%	22.01%	20.27%	33.82%	n/a	-6.84%	-3.17%	22.73%	28.92%	2.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	1.00%	1.10%	0.85%

Period ended December 31, 2012

Unit Value	$13.014978	$30.805189	$13.804428	$19.713784	n/a	$9.161710	$7.687385	$9.975693	$8.986353	$11.754500
Total Return *	11.91%	15.85%	15.99%	12.56%	n/a	1.96%***	2.48%***	14.80%	20.72%	13.28%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	1.00%	1.10%	0.85%

Period ended December 31, 2011

Unit Value	$11.629393	$26.589486	$11.901546	$17.513600	n/a	$7.494181	$6.241003	$8.689677	$7.444175	$10.054309
Total Return *	-5.70%	4.60%***	-13.73%	-1.83%	n/a	-21.98%	-28.61%	-2.34%	-7.11%	0.75%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	1.10%	1.15%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

109

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$434,382	$430,977	$437,975	$613,326	$16,147	$100,006	$334,513	$1,341,037	$428,990	$681,887
Units Outstanding (in thousands)	32,310	12,539	33,824	23,833	1,473	14,223	45,373	120,927	42,763	61,594
Investment Income Ratio *	0.73%	0.88%	3.25%	0.87%	0.00%	1.93%	0.90%	1.56%	2.19%	8.25%

Period ended December 31, 2014

Net Assets (in thousands)	$449,387	$408,782	$431,510	$567,701	n/a	$128,090	$349,714	$1,557,952	$521,536	$737,969
Units Outstanding (in thousands)	32,538	12,123	31,773	21,391	n/a	14,982	44,455	130,142	48,136	63,092
Investment Income Ratio *	0.90%	0.77%	1.94%	0.60%	n/a	0.99%	0.86%	1.63%	0.82%	3.83%

Period ended December 31, 2013

Net Assets (in thousands)	$460,257	$402,702	$439,950	$370,944	n/a	$123,981	$329,054	$1,467,588	$439,451	$600,386
Units Outstanding (in thousands)	33,129	12,088	28,623	15,206	n/a	15,122	45,975	124,335	38,995	50,412
Investment Income Ratio *	1.71%	1.25%	3.66%	1.01%	n/a	1.24%	0.93%	2.02%	1.44%	2.51%

Period ended December 31, 2012

Net Assets (in thousands)	$394,421	$329,409	$312,525	$181,723	n/a	$140,464	$347,087	$1,153,798	$230,044	$297,966
Units Outstanding (in thousands)	32,328	12,054	24,334	9,997	n/a	15,874	46,690	119,513	26,253	25,535
Investment Income Ratio *	2.04%	1.22%	4.69%	0.93%	n/a	0.64%	0.75%	2.20%	1.65%	0.34%

Period ended December 31, 2011

Net Assets (in thousands)	$351,568	$286,172	$263,258	$136,793	n/a	$100,655	$272,734	$1,002,736	$150,197	$3,209
Units Outstanding (in thousands)	32,124	12,111	23,696	8,442	n/a	13,732	44,632	118,697	20,586	319
Investment Income Ratio *	1.08%	0.94%	2.74%	0.56%	n/a	0.41%	0.34%	1.46%	0.95%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

110

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.452215	$8.481567	$9.827094	$15.272623	$9.348592	$14.198801	$11.203590	$8.785068	$12.831849	$11.734460
Total Return *	-10.60%	0.13%	-7.62%	-3.46%	-15.44%	-12.45%	-4.69%	-11.43%***	-4.57%	-5.78%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	1.25%	3.71%	3.91%

Period ended December 31, 2014

Unit Value	$11.691774	$8.470816	$10.637323	$15.820330	$11.055727	$16.217712	$11.754462	n/a	$13.446442	$12.454771
Total Return *	-0.42%	-12.63%	3.98%	1.35%	-8.31%	8.80%	10.49%	n/a	10.84%	-3.61%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2013

Unit Value	$11.741541	$9.695790	$10.230559	$15.609001	$12.057957	$14.906547	$10.638287	n/a	$12.131548	$12.920911
Total Return *	10.09%	27.72%	24.32%	-4.85%	-11.11%	27.64%	30.15%	n/a	-0.98%	14.41%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2012

Unit Value	$10.665178	$7.591647	$8.229251	$16.403977	$13.564714	$11.678392	$8.173614	n/a	$12.251585	$11.293065
Total Return *	8.27%	22.74%	10.14%	3.62%	15.78%	13.48%	15.98%	n/a	23.63%	11.31%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

Period ended December 31, 2011

Unit Value	$9.850961	$6.185254	$7.471934	$15.830973	$11.716134	$10.291465	$7.047439	n/a	$9.910099	$10.145789
Total Return *	-1.04%	-17.41%	-3.73%	2.19%	-8.04%	-10.11%	-13.32%	n/a	-9.67%	-10.45%
Ratio of Expenses **	3.56%	3.61%	3.15%	3.91%	3.61%	3.91%	3.06%	n/a	3.71%	3.91%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

111

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$13.582757	$10.599741	$11.908337	$27.846620	$11.414898	$19.367092	$13.655467	$8.808981	$17.408372	$22.067720
Total Return *	-8.15%	2.93%	-5.61%	-0.61%	-13.07%	-9.86%	-2.56%	-11.53%***	-1.80%	-2.86%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$14.787338	$10.298111	$12.616592	$28.017891	$13.131852	$21.486406	$14.013720	n/a	$17.727784	$22.716419
Total Return *	2.31%	-10.19%	6.23%	4.35%	-5.75%	12.01%	7.88%***	n/a	14.05%	-0.61%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	n/a	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.453221	$11.466425	$11.876608	$26.850742	$13.932381	$19.182812	$12.277330	n/a	$15.543249	$22.856352
Total Return *	7.41%***	31.29%	27.02%	-2.04%	-8.62%	31.41%	32.86%	n/a	1.89%	17.97%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$12.650659	$8.733615	$9.350544	$27.408901	$15.246667	$14.597526	$9.240592	n/a	$15.254441	$19.374720
Total Return *	11.08%	26.34%***	12.53%	6.69%	13.70%***	16.84%	18.40%	n/a	10.94%***	15.08%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a	0.85%	0.85%

Period ended December 31, 2011

Unit Value	$11.388721	$6.851335	$8.309360	$25.690746	$12.747546	$12.493934	$7.804539	n/a	$11.871410	$16.465808
Total Return *	1.51%	-15.31%	-1.65%***	5.20%	-5.62%	-7.47%	-11.52%	n/a	-7.19%	-7.81%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

112

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,673,567	$541,130	$582,264	$883,013	$145,686	$655,102	$355,251	$7,834	$1,307,859	$748,807
Units Outstanding (in thousands)	130,230	53,458	50,956	34,958	13,269	35,545	27,432	890	79,885	38,013
Investment Income Ratio *	3.96%	0.93%	3.33%	2.12%	0.00%	0.55%	0.00%	0.00%	2.72%	1.87%

Period ended December 31, 2014

Net Assets (in thousands)	$1,997,944	$424,814	$625,966	$774,773	$197,207	$718,036	$316,099	n/a	$1,284,168	$619,285
Units Outstanding (in thousands)	142,444	43,002	51,540	30,480	15,558	35,055	23,730	n/a	76,820	30,512
Investment Income Ratio *	3.33%	0.81%	0.77%	2.33%	1.68%	0.80%	0.06%	n/a	1.30%	1.09%

Period ended December 31, 2013

Net Assets (in thousands)	$1,556,741	$419,451	$559,365	$605,070	$238,605	$553,903	$186,128	n/a	$925,175	$528,458
Units Outstanding (in thousands)	113,194	38,005	48,751	24,753	17,677	30,170	15,730	n/a	62,885	25,919
Investment Income Ratio *	4.10%	1.10%	0.91%	2.68%	7.14%	0.40%	0.17%	n/a	3.26%	1.13%

Period ended December 31, 2012

Net Assets (in thousands)	$1,127,679	$241,752	$391,902	$732,593	$317,364	$370,054	$122,758	n/a	$722,381	$368,673
Units Outstanding (in thousands)	92,341	28,647	43,187	29,456	21,400	26,395	13,715	n/a	49,885	21,339
Investment Income Ratio *	4.85%	1.60%	1.54%	2.43%	0.00%	1.12%	0.39%	n/a	0.78%	1.76%

Period ended December 31, 2011

Net Assets (in thousands)	$830,111	$159,531	$310,557	$576,804	$325,784	$282,268	$92,895	n/a	$408,952	$283,951
Units Outstanding (in thousands)	75,202	23,703	38,323	24,660	26,008	23,437	12,224	n/a	35,711	18,827
Investment Income Ratio *	4.30%	1.52%	2.60%	2.12%	4.64%	0.63%	0.12%	n/a	2.76%	0.70%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

113

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.948614	$16.520823	$18.483324	$10.663776	$26.022254	$12.752198	$8.184092	$10.714122	$9.969555	$12.743904
Total Return *	1.14%	-12.38%	-5.18%	-12.37%	-0.64%	-3.24%	-21.57%	-5.29%	-3.95%	-9.62%
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2014

Unit Value	$13.791536	$18.854467	$19.493406	$12.169467	$26.190385	$13.179311	$10.435151	$11.312659	$10.379965	$14.100516
Total Return *	4.35%	5.29%	4.27%	-7.44%	7.25%	1.52%	-8.62%	4.91%	1.56%	3.82%
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2013

Unit Value	$13.217218	$17.907494	$18.695987	$13.147456	$24.419652	$12.981881	$11.419062	$10.783580	$10.220022	$13.581782
Total Return *	34.44%	26.15%	34.87%	19.27%	37.00%	-7.07%	-4.60%	23.75%	-6.46%	8.18%***
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.75%

Period ended December 31, 2012

Unit Value	$9.831170	$14.195139	$13.862312	$11.023491	$17.824941	$13.968818	$11.969985	$8.714196	$10.925875	$10.050283
Total Return *	8.34%	3.83%	13.61%	13.09%	12.11%	-0.18%	17.86%	12.36%	-0.37%	-1.04%***
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	2.50%

Period ended December 31, 2011

Unit Value	$9.074299	$13.672144	$12.202050	$9.747802	$15.899613	$13.994311	$10.156056	$7.755443	$10.966479	n/a
Total Return *	-10.11%	-9.08%	-4.75%	-10.77%	-9.22%	5.80%	-20.66%	-5.11%	3.05%	n/a
Ratio of Expenses **	3.75%	3.70%	3.51%	3.61%	3.61%	3.75%	3.61%	3.15%	3.91%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

114

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$20.598448	$26.719638	$26.947917	$12.674122	$45.994689	$23.200168	$10.686859	$12.792888	$15.284690	$13.522567
Total Return *	3.96%	-9.98%	-2.63%	-9.92%	2.14%	-0.39%	-19.38%	-3.33%	-0.97%	-8.46%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$19.814012	$29.683007	$27.674511	$14.069911	$45.031588	$23.291806	$13.255328	$13.234120	$15.434299	$14.771573
Total Return *	7.25%	8.16%	7.08%	-4.85%	10.25%	0.30%***	-6.06%	7.07%	4.72%	4.06%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$18.473783	$27.442472	$25.845666	$14.786813	$40.843937	$21.674062	$14.110266	$12.359803	$14.738494	$13.961531
Total Return *	38.19%	29.60%	38.51%	22.61%	40.83%	-4.47%	-1.93%	26.30%	-3.55%	37.62%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.10%	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$13.368320	$21.174982	$18.660443	$12.060489	$29.002075	$22.689155	$14.388358	$9.785758	$15.281543	$10.145041
Total Return *	11.37%	6.67%	11.09%***	11.75%***	9.41%***	2.61%	18.02%***	14.69%	-0.46%***	0.80%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.10%	0.85%	1.10%

Period ended December 31, 2011

Unit Value	$12.003511	$19.851042	$15.751828	$10.338760	$24.544669	$22.112284	$11.774602	$8.532328	$14.655253	n/a
Total Return *	-7.61%	-6.60%	-2.34%	-8.41%	-6.83%	8.74%	-18.57%	-3.16%	6.09%	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

115

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$636,638	$276,598	$935,307	$2,259,091	$1,069,598	$761,725	$361,719	$370,036	$728,111	$—
Units Outstanding (in thousands)	33,108	11,290	37,628	184,904	26,422	37,238	35,630	29,809	51,662	—
Investment Income Ratio *	0.00%	0.33%	0.00%	0.67%	0.00%	2.33%	2.97%	1.96%	2.00%	0.35%

Period ended December 31, 2014

Net Assets (in thousands)	$565,050	$311,143	$608,506	$2,903,055	$740,281	$633,096	$492,895	$393,769	$652,067	$98,137
Units Outstanding (in thousands)	30,356	11,428	23,795	212,888	18,804	30,951	39,087	30,580	45,782	6,735
Investment Income Ratio *	0.05%	0.22%	0.00%	1.07%	0.00%	3.27%	1.62%	1.81%	3.40%	0.46%

Period ended December 31, 2013

Net Assets (in thousands)	$511,566	$259,709	$475,736	$2,907,755	$519,827	$544,463	$592,311	$352,151	$526,103	$61,672
Units Outstanding (in thousands)	29,452	10,304	19,910	202,080	14,679	27,676	44,012	29,211	38,624	4,450
Investment Income Ratio *	0.41%	0.19%	0.13%	1.41%	0.19%	3.09%	1.37%	2.10%	2.02%	0.80%

Period ended December 31, 2012

Net Assets (in thousands)	$328,821	$202,356	$220,180	$1,950,723	$277,546	$825,483	$714,704	$278,794	$594,553	$6,762
Units Outstanding (in thousands)	26,085	10,391	12,723	165,395	11,186	40,223	51,917	29,123	42,018	669
Investment Income Ratio *	0.00%	0.26%	0.00%	0.11%	0.00%	2.32%	1.92%	2.39%	2.11%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$301,831	$206,248	$167,008	$1,322,819	$199,952	$715,934	$738,739	$244,930	$597,160	n/a
Units Outstanding (in thousands)	26,626	11,308	11,220	129,612	9,357	35,866	64,678	29,259	43,197	n/a
Investment Income Ratio *	0.16%	0.67%	0.00%	0.15%	0.00%	2.84%	1.00%	1.49%	2.94%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

116

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$7.198031	$12.365901	$9.556553	$10.645357	$11.899766	$14.466271	$18.064539	$12.663717	$15.346861	$11.085421
Total Return *	-18.13%	-4.94%	7.91%	-4.96%	-4.86%	1.80%	-6.40%	-2.98%	-8.21%	-6.58%
Ratio of Expenses **	3.41%	3.10%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2014

Unit Value	$8.792418	$13.007919	$8.855775	$11.201085	$12.508248	$14.209829	$19.300451	$13.052758	$16.718627	$11.866305
Total Return *	-6.92%	-9.38%***	-4.12%	1.57%	-9.67%	0.10%	5.06%	8.75%	0.65%	24.63%
Ratio of Expenses **	3.41%	3.10%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2013

Unit Value	$9.445726	$13.923146	$9.236370	$11.028228	$13.847698	$14.195485	$18.371028	$12.002518	$16.610102	$9.520999
Total Return *	-7.37%	26.68%	-4.14%	19.36%	16.79%	9.26%	27.91%	26.61%	33.15%	-5.07%***
Ratio of Expenses **	3.41%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	1.25%

Period ended December 31, 2012

Unit Value	$10.197331	$10.990367	$9.635187	$9.239827	$11.856901	$12.992143	$14.362100	$9.479910	$12.475036	n/a
Total Return *	4.72%***	5.37%	-4.65%	9.90%	13.50%	8.64%	12.75%	10.95%	11.45%	n/a
Ratio of Expenses **	3.41%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	n/a

Period ended December 31, 2011

Unit Value	$8.995976	$10.430452	$10.104784	$8.407176	$10.446888	$11.959022	$12.737916	$8.544069	$11.193412	n/a
Total Return *	-1.25%***	-10.13%	0.00%	-5.55%	-15.61%	-4.82%	-5.87%	-2.40%	-7.98%	n/a
Ratio of Expenses **	2.76%	3.05%	2.85%	3.61%	3.90%	3.06%	3.90%	3.90%	3.90%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

117

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$8.043725	$14.548004	$10.681364	$13.524652	$18.202433	$16.974553	$27.632446	$19.371004	$23.475323	$11.204657
Total Return *	-16.01%	-2.78%	8.59%	-2.30%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.577086	$14.963565	$9.836620	$13.843271	$18.559336	$16.309187	$28.637481	$19.367270	$24.806629	$11.946061
Total Return *	-4.50%***	-4.22%***	-2.17%	1.80%***	-6.88%	2.34%	8.31%	12.11%	3.77%	18.24%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.993648	$15.500268	$10.055266	$13.039753	$19.930514	$15.936592	$26.440862	$17.274803	$23.906412	$9.537077
Total Return *	-5.11%	29.31%	-2.21%	22.39%	15.30%***	-3.10%***	31.87%	30.52%	37.26%	-4.63%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.10%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.531939	$11.986924	$10.282233	$10.654331	$16.284647	$14.176805	$20.050957	$13.234863	$17.416440	n/a
Total Return *	7.18%***	0.27%***	-0.24%***	12.71%	16.84%	10.91%	2.44%***	1.28%***	3.62%***	n/a
Ratio of Expenses **	1.00%	1.00%	0.85%	1.10%	1.00%	1.00%	0.85%	0.85%	0.85%	n/a

Period ended December 31, 2011

Unit Value	$10.354126	$11.108943	$10.510301	$9.453252	$13.937538	$12.782667	$16.994019	$11.398882	$14.933609	n/a
Total Return *	16.86%***	-8.37%	1.76%	-3.15%	-13.13%	-2.85%	-3.11%	0.46%	-5.29%	n/a
Ratio of Expenses **	1.15%	1.10%	1.10%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

118

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$472,166	$433,280	$—	$685,602	$1,004,071	$219,873	$1,500,007	$3,706,170	$1,176,866	$40,435
Units Outstanding (in thousands)	60,211	31,079	—	53,342	59,596	13,507	58,797	206,598	54,213	3,629
Investment Income Ratio *	1.60%	1.88%	0.00%	1.79%	2.28%	2.27%	0.93%	1.49%	0.59%	1.26%

Period ended December 31, 2014

Net Assets (in thousands)	$476,725	$245,362	$41,144	$681,568	$856,845	$115,034	$1,279,352	$3,229,425	$1,179,021	$43,476
Units Outstanding (in thousands)	50,803	17,013	4,290	51,594	49,801	7,314	48,284	179,675	51,331	3,654
Investment Income Ratio *	1.17%	1.19%	10.32%	1.39%	3.45%	2.54%	0.94%	1.33%	1.01%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$384,617	$133,957	$45,949	$648,975	$730,995	$91,439	$1,090,084	$2,360,165	$1,167,462	$2,976
Units Outstanding (in thousands)	38,940	8,872	4,671	51,033	39,549	5,929	44,573	146,683	52,683	312
Investment Income Ratio *	0.83%	1.59%	0.00%	1.56%	2.62%	3.93%	0.86%	1.46%	1.26%	4.57%

Period ended December 31, 2012

Net Assets (in thousands)	$208,650	$28,206	$46,259	$492,250	$519,993	$53,928	$607,048	$1,285,269	$559,727	n/a
Units Outstanding (in thousands)	19,953	2,405	4,587	47,205	33,781	3,884	32,654	103,714	34,612	n/a
Investment Income Ratio *	0.06%	3.88%	0.00%	1.58%	2.80%	1.89%	1.08%	1.74%	1.82%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$3,375	$19,793	$50,622	$380,323	$407,505	$41,344	$463,970	$892,032	$411,164	n/a
Units Outstanding (in thousands)	374	1,806	4,865	40,956	30,833	3,288	28,874	81,632	29,011	n/a
Investment Income Ratio *	0.00%	1.93%	0.78%	1.04%	2.60%	1.51%	0.63%	1.83%	0.77%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

119

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.037407	$9.645517	$9.773005	$11.291354	$9.752914	$8.418210	$13.969379	$10.750670	$12.664524	$9.592890
Total Return *	-3.50%	-6.82%	-5.77%	-7.10%	-4.20%	-15.73%***	0.12%	-6.54%	-3.45%	-4.30%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	1.25%	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2014

Unit Value	$10.401640	$10.351860	$10.371888	$12.154486	$10.180932	n/a	$13.952717	$11.503020	$13.116391	$10.024199
Total Return *	3.43%***	2.96%***	3.41%***	-3.29%	0.26%***	n/a	-1.71%	-0.37%	-0.01%	-2.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.568236	$10.031476	n/a	$14.194996	$11.545747	$13.117925	$10.318816
Total Return *	n/a	n/a	n/a	12.43%***	0.91%***	n/a	21.76%	-12.35%	-5.83%	1.12%
Ratio of Expenses **	n/a	n/a	n/a	2.95%	2.90%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.405834	$10.341022	n/a	$11.657821	$13.172528	$13.930277	$10.204321
Total Return *	n/a	n/a	n/a	1.41%***	3.61%***	n/a	16.25%	4.58%	3.93%	4.52%
Ratio of Expenses **	n/a	n/a	n/a	2.85%	2.85%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$10.027837	$12.596112	$13.403110	$9.763142
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-11.47%	7.76%	0.82%	3.18%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.61%	3.61%	3.91%	3.11%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.
120

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.104944	$9.710614	$9.838774	$12.085179	$10.476995	$8.441115	$20.487899	$13.765953	$21.859740	$10.738975
Total Return *	-3.11%	-6.45%	-5.40%	-5.37%	-2.32%	-12.77%***	2.77%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.429832	$10.380118	$10.400011	$12.770519	$10.725547	n/a	$19.936239	$14.328320	$21.957377	$10.971037
Total Return *	2.34%***	-0.65%***	1.74%***	-1.49%	3.75%	n/a	0.89%	2.42%	3.10%	-0.63%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.963200	$10.338020	n/a	$19.759860	$13.990021	$21.298086	$11.041085
Total Return *	n/a	n/a	n/a	36.22%	-1.19%	n/a	24.98%	-9.90%	-2.91%	3.43%
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.516360	$10.462631	n/a	$15.809947	$15.526658	$21.935375	$10.674570
Total Return *	n/a	n/a	n/a	5.43%***	0.97%***	n/a	19.34%	2.48%***	0.51%***	4.60%***
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$13.248085	$14.335478	$20.048385	$9.970069
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-9.13%	10.61%	3.79%	-1.04%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

121

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$445,451	$51,577	$206,681	$102,045	$400,063	$4,549	$939,327	$1,111,946	$3,046,392	$1,180,389
Units Outstanding (in thousands)	44,243	5,328	21,078	8,554	38,705	539	49,191	85,311	155,693	113,074
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.44%	0.00%	0.91%	3.56%	2.89%	3.88%

Period ended December 31, 2014

Net Assets (in thousands)	$24,944	$17,561	$44,029	$84,870	$333,743	n/a	$693,161	$1,317,828	$3,192,629	$1,190,883
Units Outstanding (in thousands)	2,395	1,694	4,240	6,711	31,464	n/a	37,217	96,758	162,080	111,124
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.06%	n/a	0.59%	0.70%	3.28%	2.34%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$59,316	$133,549	n/a	$601,435	$1,358,822	$3,417,014	$1,077,933
Units Outstanding (in thousands)	n/a	n/a	n/a	4,608	13,007	n/a	32,482	101,678	178,424	99,528
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.19%	n/a	1.04%	1.15%	1.11%	2.27%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$11,508	$66,681	n/a	$375,828	$2,175,079	$4,251,064	$278,372
Units Outstanding (in thousands)	n/a	n/a	n/a	1,212	6,393	n/a	25,292	146,138	215,752	26,438
Investment Income Ratio *	n/a	n/a	n/a	0.67%	0.00%	n/a	1.07%	2.08%	2.19%	3.34%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$284,666	$1,526,239	$2,980,927	$129,210
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	22,760	109,600	161,304	13,038
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.62%	0.99%	3.19%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

122

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.130227	$12.707547	$12.614826	$17.050075	$12.397971	$15.720931	$17.446068	$15.114905	$9.108667	$15.828810
Total Return *	-10.19%	-11.32%	-6.91%	-11.94%	-3.85%	-8.41%	-2.40%	-2.79%	-3.36%	-16.90%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%	3.61%

Period ended December 31, 2014

Unit Value	$13.506244	$14.330078	$13.551685	$19.361326	$12.893861	$17.164728	$17.874961	$15.548089	$9.425466	$19.046941
Total Return *	-3.42%	6.53%	2.10%	8.51%	-2.85%	10.34%	6.15%	9.77%	-5.92%***	13.85%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%	3.61%

Period ended December 31, 2013

Unit Value	$13.984681	$13.451379	$13.273272	$17.843244	$13.272425	$15.555573	$16.838644	$14.163602	n/a	$16.729426
Total Return *	4.36%	36.08%	32.48%	35.26%	36.78%	38.54%	37.87%	26.27%	n/a	44.63%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

Period ended December 31, 2012

Unit Value	$13.399916	$9.884915	$10.018823	$13.192250	$9.703725	$11.228262	$12.213561	$11.216816	n/a	$11.566954
Total Return *	12.60%	12.29%	15.43%	11.55%	25.76%	12.10%	12.48%	8.90%	n/a	10.05%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

Period ended December 31, 2011

Unit Value	$11.900255	$8.802847	$8.679633	$11.826380	$7.716122	$10.016290	$10.858481	$10.299783	n/a	$10.510325
Total Return *	0.97%	-10.69%	-11.28%	-8.61%	-20.79%	2.12%	6.62%	8.56%	n/a	2.75%
Ratio of Expenses **	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%	3.61%	3.51%	n/a	3.61%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

123

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$19.845798	$15.739741	$15.444411	$29.221963	$15.029441	$19.646862	$21.803786	$18.738681	$9.155837	$19.783444
Total Return *	-7.67%	-8.84%	-4.45%	-9.61%	-1.25%	-5.85%	0.33%	-0.17%	-2.97%	-14.57%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495467	$17.266208	$16.163947	$32.328263	$15.220263	$20.867215	$21.731616	$18.769716	$9.436455	$23.157505
Total Return *	-0.72%	9.51%	4.80%	11.38%***	-0.23%	13.43%	13.35%***	7.26%***	-1.26%***	16.41%***
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$21.650988	$15.766223	$15.423975	$28.490768	$15.255852	$18.396130	$19.734087	$16.498730	n/a	$19.606971
Total Return *	7.28%	39.89%	35.99%	38.69%	40.46%	42.42%	41.51%	29.48%	n/a	48.46%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.10%	0.85%	0.85%	1.00%	1.00%	n/a	1.00%

Period ended December 31, 2012

Unit Value	$20.180869	$11.270586	$11.342241	$20.542233	$10.861040	$12.917126	$13.944943	$12.742209	n/a	$13.207260
Total Return *	10.59%***	12.87%***	18.49%	14.39%	20.39%***	1.46%***	15.46%	11.68%	n/a	12.97%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.10%	0.85%	0.85%	1.00%	1.00%	n/a	1.00%

Period ended December 31, 2011

Unit Value	$17.085087	$9.672001	$9.572316	$17.957638	$8.368520	$11.140221	$12.077498	$11.409605	n/a	$11.690770
Total Return *	3.63%	-8.42%	12.25%***	-6.30%	-18.78%	12.09%***	9.43%	11.31%	n/a	5.46%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

124

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,359,848	$290,871	$354,269	$153,098	$453,159	$5,961,071	$1,017,895	$2,109,657	$20,176	$889,029
Units Outstanding (in thousands)	76,517	19,267	23,863	5,949	31,138	317,278	49,066	118,250	2,209	47,146
Investment Income Ratio *	5.73%	0.72%	0.60%	0.00%	5.64%	5.26%	0.79%	2.38%	1.07%	1.01%

Period ended December 31, 2014

Net Assets (in thousands)	$1,605,817	$303,240	$199,124	$202,023	$497,609	$4,667,941	$768,629	$2,242,010	$2,469	$1,041,965
Units Outstanding (in thousands)	83,318	18,261	12,753	7,084	33,704	233,025	37,055	125,003	262	47,113
Investment Income Ratio *	5.53%	0.51%	0.27%	5.03%	6.82%	2.34%	0.30%	1.36%	0.00%	0.88%

Period ended December 31, 2013

Net Assets (in thousands)	$1,571,549	$255,733	$189,982	$170,362	$494,897	$2,922,386	$616,476	$1,781,588	n/a	$605,777
Units Outstanding (in thousands)	81,106	16,840	12,722	6,708	33,392	165,123	32,284	111,465	n/a	31,928
Investment Income Ratio *	6.30%	0.64%	0.43%	1.31%	8.93%	0.83%	0.69%	1.89%	n/a	1.16%

Period ended December 31, 2012

Net Assets (in thousands)	$1,362,796	$115,388	$94,059	$112,314	$346,531	$1,217,212	$293,492	$822,731	n/a	$230,392
Units Outstanding (in thousands)	75,591	10,587	8,512	6,164	32,794	97,619	21,654	66,373	n/a	17,949
Investment Income Ratio *	6.26%	0.37%	1.01%	1.33%	0.00%	1.89%	0.65%	1.67%	n/a	0.91%

Period ended December 31, 2011

Net Assets (in thousands)	$870,828	$87,886	$65,195	$97,154	$308,657	$956,114	$153,398	$529,069	n/a	$197,440
Units Outstanding (in thousands)	55,802	9,255	6,964	6,104	37,524	87,824	12,987	47,429	n/a	17,293
Investment Income Ratio *	6.97%	0.10%	0.19%	1.12%	8.66%	4.94%	1.01%	1.84%	n/a	0.97%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.

125

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.499307	$10.290203	$13.376898	$11.471200	$12.057079	$9.697588	$14.235652	$9.371523	$32.821580	$49.933015
Total Return *	-3.91%	-5.13%	-3.92%	-4.71%	-4.66%	-12.11%***	-11.00%	-1.76%	6.45%	2.38%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	3.01%	3.61%	1.25%	3.91%	3.91%

Period ended December 31, 2014

Unit Value	$14.048148	$10.847182	$13.923369	$12.038796	$12.646828	$11.210961	$15.994421	$9.538972	$30.831434	$48.770099
Total Return *	2.65%	-0.62%	1.69%	0.21%	0.40%	10.80%***	11.78%	-4.61%***	4.54%	8.50%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	2.65%	3.61%	1.25%	3.91%	3.91%

Period ended December 31, 2013

Unit Value	$13.685008	$10.914940	$13.691565	$12.013979	$12.596786	n/a	$14.308556	n/a	$29.492504	$44.948972
Total Return *	21.14%	0.73%	18.01%	6.42%	11.29%	n/a	46.30%	n/a	33.35%	31.27%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

Period ended December 31, 2012

Unit Value	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630	n/a	$9.780077	n/a	$22.116964	$34.241931
Total Return *	11.57%	4.82%	11.03%	6.89%	9.26%	n/a	17.50%	n/a	14.27%	9.22%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

Period ended December 31, 2011

Unit Value	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662	n/a	$8.323496	n/a	$19.355494	$31.351508
Total Return *	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%	n/a	-8.75%	n/a	-4.96%	-5.23%
Ratio of Expenses **	3.75%	3.70%	3.80%	3.70%	4.01%	n/a	3.61%	n/a	3.91%	3.91%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.
126

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$21.988401	$13.931217	$21.979530	$15.530152	$20.562380	$10.055206	$17.791682	$9.434563	$61.722961	$91.045726
Total Return *	-1.23%	-2.54%	-1.20%	-2.11%	-1.75%	-11.37%	-8.51%	-1.36%	9.76%	5.41%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$22.261653	$14.294772	$22.245717	$15.865164	$20.928576	$11.344545	$19.445573	$9.564819	$56.232932	$86.374715
Total Return *	5.52%	2.09%	4.58%	2.94%	3.47%	10.07%***	12.91%***	-3.82%***	7.79%	11.71%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$21.097901	$14.001567	$21.271309	$15.411454	$20.227633	n/a	$16.769144	n/a	$52.169689	$77.323934
Total Return *	24.52%	3.48%	21.36%	9.33%	14.69%	n/a	50.17%	n/a	37.49%	35.15%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$16.943113	$13.530606	$17.526999	$14.096669	$17.636234	n/a	$11.166615	n/a	$37.943892	$57.215482
Total Return *	14.69%	7.69%	14.19%	9.82%	12.60%	n/a	20.62%	n/a	6.85%***	12.45%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$14.773287	$12.564577	$15.349276	$12.836407	$15.662054	n/a	$9.258036	n/a	$31.410950	$50.879218
Total Return *	-5.74%	2.10%	-4.10%	-0.16%***	-2.25%***	n/a	-6.34%	n/a	-2.16%	-2.44%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

127

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$1,664,641	$1,389,796	$4,587,195	$2,971,042	$5,606,997	$218,007	$477,082	$31,988	$3,513,721	$3,180,255
Units Outstanding (in thousands)	82,113	105,546	226,173	201,531	295,689	21,868	28,136	3,402	64,603	38,666
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.16%	1.28%	0.00%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$1,593,831	$1,508,870	$4,602,747	$3,148,395	$5,884,253	$80,071	$582,104	$15,935	$2,315,476	$2,578,873
Units Outstanding (in thousands)	77,401	111,332	223,764	208,440	304,433	7,084	31,339	1,668	46,745	33,064
Investment Income Ratio *	0.47%	0.29%	0.53%	0.20%	0.23%	0.00%	1.00%	0.00%	0.00%	0.15%

Period ended December 31, 2013

Net Assets (in thousands)	$1,425,616	$1,567,878	$4,178,451	$3,071,065	$5,616,026	n/a	$362,318	n/a	$2,019,757	$2,161,052
Units Outstanding (in thousands)	72,852	117,677	211,960	208,670	299,937	n/a	22,353	n/a	44,000	30,964
Investment Income Ratio *	0.72%	0.58%	0.90%	0.47%	0.50%	n/a	1.27%	n/a	0.08%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811	n/a	$112,891	n/a	$1,325,286	$1,472,007
Units Outstanding (in thousands)	62,719	130,695	184,990	197,840	272,199	n/a	10,415	n/a	39,723	28,527
Investment Income Ratio *	0.94%	2.59%	1.27%	1.88%	1.55%	n/a	0.96%	n/a	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548	n/a	$80,015	n/a	$901,594	$1,176,491
Units Outstanding (in thousands)	54,285	98,525	158,754	157,318	222,293	n/a	8,851	n/a	31,868	25,681
Investment Income Ratio *	0.66%	2.39%	0.73%	1.97%	1.64%	n/a	1.22%	n/a	0.00%	0.02%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

128

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.316207	$16.550775	$9.409740	$24.033526	$7.430963	$22.183699	$14.547263	$5.438960	$16.208037	$9.673063
Total Return *	-3.24%	-5.61%	-5.57%***	-4.62%	-3.68%	-6.64%	-9.64%	-1.01%	2.14%	-4.53%
Ratio of Expenses **	3.61%	3.91%	1.25%	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2014

Unit Value	$8.594441	$17.534083	n/a	$25.197477	$7.714836	$23.761523	$16.099934	$5.494634	$15.868311	$10.132420
Total Return *	-3.14%	8.90%	n/a	5.77%	-3.68%	7.29%	-1.91%	1.68%	6.88%	5.49%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2013

Unit Value	$8.872603	$16.100834	n/a	$23.823488	$8.009515	$22.147785	$16.413606	$5.403797	$14.846381	$9.605048
Total Return *	-3.45%	31.88%	n/a	14.88%	-3.68%	26.29%	31.49%	16.61%	36.10%	25.40%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2012

Unit Value	$9.189697	$12.209024	n/a	$20.737850	$8.315507	$17.537698	$12.482322	$4.634014	$10.908085	$7.659550
Total Return *	-1.20%	14.74%	n/a	5.98%	-3.69%	12.11%	13.07%	15.94%	19.08%	6.89%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

Period ended December 31, 2011

Unit Value	$9.301062	$10.640263	n/a	$19.567657	$8.634066	$15.643046	$11.039085	$3.996745	$9.160024	$7.166008
Total Return *	-2.21%	-5.82%	n/a	-0.57%	-3.67%	-5.61%	4.62%	-6.70%	2.77%	13.37%
Ratio of Expenses **	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	4.00%	3.71%	3.61%	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

129

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.861324	$26.735319	$9.435350	$44.177099	$13.519303	$31.729038	$23.670423	$8.719715	$25.561978	$15.865620
Total Return *	-0.53%	-2.67%	-6.33%***	-1.76%	-0.85%	-4.09%	-7.63%	1.86%	5.00%	-1.63%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.919125	$27.470071	n/a	$44.970145	$13.634536	$33.080372	$25.626056	$8.560585	$24.344867	$16.127848
Total Return *	-0.42%	12.29%	n/a	8.93%	-0.84%	10.22%	1.08%	4.63%	9.87%	8.70%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.965640	$24.464416	n/a	$41.281946	$13.750691	$30.012344	$25.353152	$8.181687	$22.156954	$14.836565
Total Return *	-0.75%	35.97%	n/a	18.32%	-0.85%	29.74%	35.50%	14.72%***	39.91%	29.22%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$11.048330	$17.991908	n/a	$34.890392	$13.867935	$23.132132	$18.710849	$6.681961	$15.836182	$11.481733
Total Return *	-0.12%***	15.29%***	n/a	-0.97%***	-0.30%***	15.19%	16.53%	19.14%	1.63%***	10.15%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$10.785135	$14.943349	n/a	$31.176294	$13.642602	$20.081933	$16.057054	$5.608553	$12.695583	$10.423578
Total Return *	0.37%	-3.05%	n/a	2.24%	-0.99%	-3.03%	7.79%	-4.15%	5.48%	16.81%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

130

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$901,709	$1,327,464	$2,963	$4,591,555	$1,489,594	$619,044	$—	$104,278	$908,533	$495,120
Units Outstanding (in thousands)	87,680	54,206	314	116,457	124,378	20,728	—	13,219	39,282	33,833
Investment Income Ratio *	0.98%	0.81%	0.00%	1.26%	0.00%	1.45%	3.00%	3.44%	0.52%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$818,121	$1,326,726	n/a	$4,024,876	$1,216,576	$668,419	$866,941	$122,345	$517,690	$580,636
Units Outstanding (in thousands)	78,980	52,688	n/a	100,337	101,006	21,405	36,505	15,792	23,443	38,977
Investment Income Ratio *	1.19%	0.81%	n/a	1.30%	0.00%	1.47%	2.08%	2.64%	0.56%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$697,296	$969,477	n/a	$3,194,549	$1,268,083	$638,676	$943,196	$127,354	$494,514	$584,282
Units Outstanding (in thousands)	66,830	43,153	n/a	86,719	104,583	22,497	40,124	17,197	24,591	42,547
Investment Income Ratio *	1.34%	1.29%	n/a	1.49%	0.00%	1.92%	2.54%	2.28%	0.71%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$647,091	$570,473	n/a	$2,294,283	$1,195,108	$430,498	$601,581	$92,760	$215,723	$462,836
Units Outstanding (in thousands)	61,301	34,539	n/a	73,604	97,907	19,603	34,602	15,049	15,046	43,454
Investment Income Ratio *	1.03%	1.32%	n/a	1.33%	0.00%	2.30%	2.21%	2.54%	0.49%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$493,477	$431,971	n/a	$1,709,811	$1,010,793	$362,133	$501,984	$53,185	$107,189	$491,868
Units Outstanding (in thousands)	47,268	30,832	n/a	59,618	82,015	18,923	33,587	10,225	9,082	50,814
Investment Income Ratio *	1.27%	1.37%	n/a	1.18%	0.00%	1.03%	2.59%	2.69%	0.56%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

131

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.194683	$11.379184	$18.855189	$13.230606	$11.324467	$17.006091	$18.242552	$11.944621	$12.564055	$7.895201
Total Return *	-4.63%	-11.85%	2.80%	-6.53%	2.97%	-2.16%	-26.20%	-11.24%	-8.42%	0.61%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2014

Unit Value	$8.592294	$12.909036	$18.342209	$14.155449	$10.998057	$17.382007	$24.719171	$13.456611	$13.719307	$7.847701
Total Return *	9.05%	6.51%	20.70%	7.29%	3.11%	14.24%	-13.79%	1.81%	-0.17%	16.22%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2013

Unit Value	$7.879192	$12.119740	$15.196576	$13.194238	$10.666349	$15.215740	$28.674301	$13.217836	$13.742661	$6.752509
Total Return *	28.62%	8.86%	35.89%	26.91%	27.48%	36.10%	20.54%	36.00%	32.04%	21.59%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2012

Unit Value	$6.125976	$11.133770	$11.182591	$10.396853	$8.366950	$11.180078	$23.788550	$9.719095	$10.408048	$5.553673
Total Return *	21.64%	18.08%	14.34%	13.75%	10.15%	15.40%	0.34%	7.94%	9.80%	7.17%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2011

Unit Value	$5.036198	$9.429313	$9.780146	$9.140074	$7.595955	$9.687756	$23.708642	$9.004054	$9.479046	$5.182166
Total Return *	-15.97%	-11.85%	6.96%	-5.61%	-13.10%	-1.62%	-0.68%	1.55%	-10.98%	-3.95%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.70%	3.70%	3.61%	3.91%	3.26%	3.61%	3.71%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

132

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.922098	$18.663848	$29.736982	$17.912469	$14.425761	$23.192824	$30.226284	$15.081345	$15.962302	$12.657680
Total Return *	-1.96%	-9.17%	5.67%	-3.98%	3.84%	0.58%	-23.91%	-9.21%***	-5.86%	3.52%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.180218	$20.547277	$28.140409	$18.655036	$13.892526	$23.060138	$39.723065	$16.369538	$16.955507	$12.226761
Total Return *	12.10%	9.76%	24.08%	10.22%	5.93%	17.43%	-11.11%	4.13%	2.62%***	19.59%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$11.757308	$18.720798	$22.679696	$16.925899	$13.115219	$19.636662	$44.690102	$15.719755	$16.358028	$10.223802
Total Return *	16.38%***	12.17%	39.70%	30.37%	30.96%	39.91%	24.28%	39.11%	35.53%	25.11%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$8.714376	$16.689518	$16.234801	$12.982674	$10.014324	$14.035644	$35.958048	$11.300460	$12.069629	$8.171569
Total Return *	24.86%	21.68%	-3.43%***	16.87%	13.17%	-1.15%***	-2.23%***	10.42%	12.71%	-6.20%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$6.979045	$13.715652	$13.555164	$11.108993	$8.849116	$11.702614	$34.109903	$10.234481	$10.708353	$7.272040
Total Return *	-13.75%	-9.17%	9.78%	-3.04%	-10.74%	0.97%	2.25%	3.87%	-8.63%	-1.32%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

133

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$656,580	$353,707	$2,840,786	$2,829,536	$—	$836,207	$1,103,030	$583,190	$315,208	$1,172,350
Units Outstanding (in thousands)	56,108	20,520	105,322	166,512	—	38,563	40,317	41,102	20,761	102,218
Investment Income Ratio *	1.14%	0.00%	0.45%	2.61%	0.00%	0.54%	1.58%	1.41%	2.38%	0.62%

Period ended December 31, 2014

Net Assets (in thousands)	$556,140	$382,908	$1,902,635	$2,985,710	$406,937	$750,348	$1,140,786	$340,688	$392,884	$902,611
Units Outstanding (in thousands)	46,590	20,132	74,574	168,381	30,605	34,745	31,703	21,742	24,281	81,458
Investment Income Ratio *	0.89%	0.00%	0.58%	2.04%	1.98%	0.22%	1.19%	0.72%	0.62%	0.69%

Period ended December 31, 2013

Net Assets (in thousands)	$438,277	$412,420	$985,262	$3,120,294	$397,388	$385,253	$1,103,185	$391,820	$327,593	$561,854
Units Outstanding (in thousands)	41,209	23,806	47,835	193,764	31,602	20,892	27,241	25,979	20,715	60,592
Investment Income Ratio *	0.91%	0.00%	0.75%	2.59%	2.88%	0.88%	1.24%	1.87%	1.74%	0.72%

Period ended December 31, 2012

Net Assets (in thousands)	$216,488	$419,858	$405,054	$2,718,584	$340,858	$239,760	$841,333	$63,317	$181,031	$393,847
Units Outstanding (in thousands)	26,845	27,156	27,468	219,540	35,365	18,134	25,822	5,802	15,483	53,038
Investment Income Ratio *	1.00%	0.00%	0.90%	2.90%	2.84%	0.25%	1.10%	0.48%	0.84%	0.28%

Period ended December 31, 2011

Net Assets (in thousands)	$151,291	$400,433	$252,885	$2,666,784	$325,680	$147,276	$796,202	$53,979	$158,327	$313,873
Units Outstanding (in thousands)	23,421	31,453	20,056	250,692	38,068	13,156	25,205	5,444	15,191	46,394
Investment Income Ratio *	0.79%	0.00%	0.93%	3.14%	1.82%	0.58%	0.76%	0.50%	0.71%	0.20%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

134

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.483889	$14.403283
Total Return *	-0.83%	-2.05%***
Ratio of Expenses **	3.70%	2.55%

Period ended December 31, 2014

Unit Value	$11.580311	n/a
Total Return *	3.81%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2013

Unit Value	$11.154790	n/a
Total Return *	29.94%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2012

Unit Value	$8.584787	n/a
Total Return *	5.19%	n/a
Ratio of Expenses **	3.70%	n/a

Period ended December 31, 2011

Unit Value	$8.160986	n/a
Total Return *	-25.77%	n/a
Ratio of Expenses **	3.70%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

135

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$15.505039	$16.225774
Total Return *	0.05%	-0.90%***
Ratio of Expenses **	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$15.496900	n/a
Total Return *	6.81%	n/a
Ratio of Expenses **	0.85%	n/a

Period ended December 31, 2013

Unit Value	$14.508738	n/a
Total Return *	4.05%***	n/a
Ratio of Expenses **	0.85%	n/a

Period ended December 31, 2012

Unit Value	$10.719987	n/a
Total Return *	8.07%	n/a
Ratio of Expenses **	1.00%	n/a

Period ended December 31, 2011

Unit Value	$9.919046	n/a
Total Return *	-23.75%	n/a
Ratio of Expenses **	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

136

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 7 - Financial Highlights (continued)

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$45,461
Units Outstanding (in thousands)	—	2,905
Investment Income Ratio *	0.00%	7.21%

Period ended December 31, 2014

Net Assets (in thousands)	$432,100	n/a
Units Outstanding (in thousands)	29,824	n/a
Investment Income Ratio *	0.23%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$408,287	n/a
Units Outstanding (in thousands)	30,035	n/a
Investment Income Ratio *	1.92%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$357,999	n/a
Units Outstanding (in thousands)	35,092	n/a
Investment Income Ratio *	0.06%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$366,236	n/a
Units Outstanding (in thousands)	38,660	n/a
Investment Income Ratio *	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 75-76 of the Notes to Financial Statements.

137

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Independent Registered Public Accounting Firm Report
The Board of Directors and Shareholders
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within Jackson National Separate Account I (the “Company”), as of December 31, 2015, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2015, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 22, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

138

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Jackson National Life Insurance Company and Subsidiaries:
We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated income statements, consolidated statements of comprehensive income, equity, and cash flows for each of the years in the three‑year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.
/s/KPMG LLP
Columbus, Ohio
March 4, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2015	2014
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2015, $49,004,841; 2014, $48,245,495, including $141,580 and $142,642 at fair value under the fair value option at December 31, 2015 and 2014, respectively)	$49,803,040	$50,978,577
Trading securities, at fair value	285,154	530,418
Commercial mortgage loans, net of allowance	6,436,636	5,998,253
Policy loans (includes $3,216,123 and $3,156,550 at fair value under the fair value option at
December 31, 2015 and 2014, respectively)	4,495,955	4,477,083
Derivative instruments	1,333,320	1,428,084
Other invested assets (includes $1,194,226 and $1,176,633 at fair value under the fair value option at December 31, 2015 and 2014, respectively)	1,418,314	1,381,684
Total investments	63,772,419	64,794,099
Cash and cash equivalents	2,059,935	1,399,091
Accrued investment income	685,799	687,503
Deferred acquisition costs	8,438,804	7,455,336
Reinsurance recoverable	9,154,262	9,323,159
Deferred income taxes, net	481,083	13,956
Other assets	1,615,771	1,119,762
Separate account assets	134,157,891	127,459,274
Total assets	$220,365,964	$212,252,180

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$13,736,209	$13,574,469
Other contract holder funds	59,180,144	57,685,319
Funds held under reinsurance treaties, at fair value under fair value option	3,459,645	3,431,854
Debt	346,957	328,737
Securities lending payable	279,002	196,633
Derivative instruments	367,439	391,805
Other liabilities	2,455,813	2,542,453
Separate account liabilities	134,157,891	127,459,274
Total liabilities	213,983,100	205,610,544

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,816,079
Shares held in trust	(31,938)	(27,084)
Equity compensation reserve	3,263	14,130
Accumulated other comprehensive income, net of tax (benefit) expense
of $(102,092) in 2015 and $398,736 in 2014	548,458	1,478,565
Retained earnings	2,000,642	1,311,175
Total stockholder's equity	6,350,304	6,606,665
Noncontrolling interests	32,560	34,971
Total equity	6,382,864	6,641,636
Total liabilities and equity	$220,365,964	$212,252,180

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Revenues
Fee income	$4,981,941	$4,512,152	$3,801,275
Premium	266,409	264,341	286,771
Net investment income	2,939,362	3,002,581	3,144,646
Net realized losses on investments:
Total other-than-temporary impairments	(77,662)	(56,161)	(49,930)
Portion of other-than-temporary impairments included in
other comprehensive income	15,024	29,549	29,146
Net other-than-temporary impairments	(62,638)	(26,612)	(20,784)
Other net investment losses	(1,524,877)	(3,377,910)	(1,969,669)
Total net realized losses on investments	(1,587,515)	(3,404,522)	(1,990,453)
Other income	97,945	98,338	154,714
Total revenues	6,698,142	4,472,890	5,396,953
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	997,746	1,183,680	1,026,392
Interest credited on other contract holder funds, net of deferrals	1,516,522	1,563,202	1,636,071
Interest expense	38,104	38,417	42,036
Operating costs and other expenses, net of deferrals	1,724,590	1,616,062	1,480,719
Amortization of deferred acquisition and sales inducement costs	660,860	(263,564)	284,618
Total benefits and expenses	4,937,822	4,137,797	4,469,836
Pretax income before noncontrolling interests	1,760,320	335,093	927,117
Income tax expense (benefit)	346,339	(10,407)	166,997
Net income	1,413,981	345,500	760,120
Less: Net income (loss) attributable to noncontrolling interests	13,101	(5,269)	4,958
Net income attributable to Jackson	$1,400,880	$350,769	$755,162

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Net income	$1,413,981	$345,500	$760,120

Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2015 $(447,191); 2014 $543,831; 2013 $(807,429))	(846,010)	1,007,605	(1,487,770)

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2015 $4,469; 2014 $8,410; 2013 $7,984)	(8,299)	(15,618)	(14,826)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2015 $49,168; 2014 $23,011; 2013 $43,708)	(91,310)	(42,737)	(81,170)

Total other comprehensive (loss) income	(945,619)	949,250	(1,583,766)
Comprehensive income (loss)	468,362	1,294,750	(823,646)
Less: Comprehensive (loss) income attributable to noncontrolling interests	(2,411)	(7,637)	1,876
Comprehensive income (loss) attributable to Jackson	$470,773	$1,302,387	$(825,522)

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2012	$13,800	$3,766,912	$(25,065)	$12,943	$2,107,631	$1,409,244	$7,285,465	$40,732	$7,326,197

Net income	—	—	—	—	—	755,162	755,162	4,958	760,120
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(1,580,684)	—	(1,580,684)	(3,082)	(1,583,766)
Capital contribution	—	35,053	—	—	—	—	35,053	—	35,053
Dividends to stockholder	—	—	—	—	—	(507,000)	(507,000)	—	(507,000)
Shares acquired at cost	—	—	(21,208)	—	—	—	(21,208)	—	(21,208)
Shares distributed at cost	—	—	23,521	—	—	—	23,521	—	23,521
Reserve for equity compensation plans	—	—	—	13,129	—	—	13,129	—	13,129
Fair value of shares issued under equity
compensation plans	—	—	—	(7,624)	—	—	(7,624)	—	(7,624)
Balances as of December 31, 2013	13,800	3,801,965	(22,752)	18,448	526,947	1,657,406	5,995,814	42,608	6,038,422

Net income	—	—	—	—	—	350,769	350,769	(5,269)	345,500
Change in unrealized investment gains and losses, net of tax	—	—	—	—	951,618	—	951,618	(2,368)	949,250
Capital contribution	—	14,114	—	—	—	—	14,114	—	14,114
Dividends to stockholder	—	—	—	—	—	(697,000)	(697,000)	—	(697,000)
Shares acquired at cost	—	—	(32,640)	—	—	—	(32,640)	—	(32,640)
Shares distributed at cost	—	—	28,308	—	—	—	28,308	—	28,308
Reserve for equity compensation plans	—	—	—	10,266	—	—	10,266	—	10,266
Fair value of shares issued under equity
compensation plans	—	—	—	(14,584)	—	—	(14,584)	—	(14,584)
Balances as of December 31, 2014	13,800	3,816,079	(27,084)	14,130	1,478,565	1,311,175	6,606,665	34,971	6,641,636

Net income	—	—	—	—	—	1,400,880	1,400,880	13,101	1,413,981
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(930,107)	—	(930,107)	(15,512)	(945,619)
Dividends to stockholder	—	—	—	—	—	(711,413)	(711,413)	—	(711,413)
Shares acquired at cost	—	—	(19,438)	—	—	—	(19,438)	—	(19,438)
Shares distributed at cost	—	—	14,584	—	—	—	14,584	—	14,584
Reserve for equity compensation plans	—	—	—	4,187	—	—	4,187	—	4,187
Fair value of shares issued under equity
compensation plans	—	—	—	(15,054)	—	—	(15,054)	—	(15,054)
Balances as of December 31, 2015	$13,800	$3,816,079	$(31,938)	$3,263	$548,458	$2,000,642	$6,350,304	$32,560	$6,382,864

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$1,413,981	$345,500	$760,120
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized gains on investments	(34,191)	(83,997)	(81,145)
Net losses on derivatives	1,339,369	3,236,398	1,865,137
Interest credited on other contract holder funds, gross	1,529,137	1,577,180	1,650,459
Mortality, expense and surrender charges	(730,782)	(745,227)	(743,799)
Amortization of discount and premium on investments	39,713	67,724	49,408
Deferred income tax expense	33,701	(415,974)	277,078
Share-based compensation	50,083	46,384	39,947
Change in:
Accrued investment income	1,704	(5,354)	(3,707)
Deferred sales inducements and acquisition costs	(465,937)	(1,387,067)	(848,133)
Trading portfolio activity, net	245,264	10,810	(128,415)
Income tax accruals	(452,016)	134,624	86,261
Other assets and liabilities, net	295,502	395,956	85,812
Net cash provided by operating activities	3,265,528	3,176,957	3,009,023

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	7,941,581	5,644,799	5,798,733
Commercial mortgage loans	1,159,080	1,392,066	1,339,273
Purchases of:
Fixed maturities	(8,720,419)	(5,242,317)	(5,543,494)
Commercial mortgage loans	(1,596,503)	(1,314,647)	(1,654,026)
Purchase of REALIC, net of cash acquired	—	—	(17,696)
Other investing activities	(816,079)	(1,087,486)	(2,489,841)
Net cash used in investing activities	(2,032,340)	(607,585)	(2,567,051)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	27,030,772	26,279,026	25,196,030
Withdrawals	(14,530,207)	(13,386,586)	(11,810,633)
Net transfers to separate accounts	(11,886,621)	(14,267,126)	(14,094,490)
Net (payments on) proceeds from repurchase agreements	(289,625)	(125,646)	415,271
Net (payments on) proceeds from Federal Home Loan Bank notes	(200,000)	—	200,000
Net proceeds from (payments on) debt	18,191	45,000	(7,500)
Shares held in trust at cost, net	(4,854)	(4,332)	2,313
Payment of cash dividends to Parent	(710,000)	(697,000)	(507,000)
Net cash used in financing activities	(572,344)	(2,156,664)	(606,009)

Net increase (decrease) in cash and cash equivalents	660,844	412,708	(164,037)

Cash and cash equivalents, beginning of year	1,399,091	986,383	1,150,420
Cash and cash equivalents, end of year	$2,059,935	$1,399,091	$986,383

Supplemental Cash Flow Information
Income tax paid (received)	$766,000	$256,829	$(241,921)
Interest paid	$20,943	$21,798	$21,900

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain real estate related investments;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

In 2015, Jackson announced that Curian Capital will no longer accept new business effective July 31, 2015. Curian Capital will continue to actively manage existing accounts into 2016 to allow for the transition of accounts, but are expected to exit the business around the end of the first quarter 2016.

Acquisition
On September 4, 2012, the Company acquired 100% of the equity of SRLC America Holding Corp. (“SRLC”) from Swiss Re Life Capital Ltd (“Swiss Re”). In 2013, the final purchase price for SRLC was settled at $605.1 million. SRLC’s primary subsidiary was Reassure America Life Insurance Company (“REALIC”), which was merged into Jackson as of December 31, 2012. Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2014 notes to the consolidated financial statements have been reclassified to conform to the 2015 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The updated guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. Effective January 1, 2015, the Company adopted ASU No. 2014-11 and has included the required disclosures in Note 3, with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments,” which eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively and also provides updated guidance on the recognition of measurement period adjustments.  ASU No. 2015-16 is effective for years beginning after December 15, 2015, with early adoption permitted for financial statements that have not been issued and should be applied prospectively to adjustments to provisional amounts that occur after the effective date.   The adoption of ASU No. 2015-16 is not expected to have an impact on the Company’s consolidated financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. ASU No. 2015-07 is effective for annual periods beginning after December 15, 2015 and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2015-07 is not expected to have an impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Amendments to the Consolidation Analysis,” which changes the rules regarding consolidation. ASU No. 2015-02 eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral of certain investment funds. ASU No. 2015-02 is effective for periods beginning after December 15, 2015. Early adoption is permitted and may be applied retrospectively or using a modified retrospective approach. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which clarifies the principles of recognizing revenue. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to insurance contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services - Insurance.” Early adoption is not permitted. ASU No. 2014-09 is effective retrospectively for periods beginning after December 15, 2017. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $506.8 million and $662.8 million as of December 31, 2015 and 2014, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. In connection with the acquisition of REALIC, the Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At both December 31, 2015 and 2014, $3.2 billion of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2015 and 2014, the Company had $1.3 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.
Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests. These consolidated VIEs are comprised of entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

In connection with the acquisition of REALIC, the Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2015, 2014, or 2013.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivative instruments. Further details regarding

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred acquisition costs decreased by $296.9 million and $725.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2015 and 2014, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2015 and 2014, projected returns after the next five years were set at 7.4%. At December 31, 2015 and 2014, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015, 2014, and 2013. During 2015, certain amounts related to life products were adjusted, resulting in an additional $75 million in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred sales inducements decreased by $54.9 million and $129.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015, 2014, and 2013.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

In connection with and prior to the previously mentioned acquisition, REALIC entered into three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, at acquisition, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Value of Business Acquired
As a result of the acquisition of SRLC in 2012, the Company recorded an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition of SRLC. This intangible asset will be amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.
Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that aren’t included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 175% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.5% to 6.0%. Lapse and expense assumptions are based on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2015 and 2014, the assets and liabilities associated with variable life and annuity contracts were $134.2 billion and $127.5 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $268.2 million and $332.0 million at December 31, 2015 and 2014, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 4, 2016, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2015, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2015, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $274.7 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2015
AAA	22.1%
AA	6.5%
A	33.8%
BBB	33.6%
Investment grade	96.0%
BB	2.2%
B and below	1.8%
Below investment grade	4.0%
Total fixed maturities	100.0%

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At December 31, 2015, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 87% were investment grade, 4% were below investment grade and 9% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2015, the industries accounting for the larger percentage of unrealized losses included energy (28% of fixed maturities gross unrealized losses) and basic industry (18%). The largest unrealized loss related to a single corporate obligor was $53.0 million at December 31, 2015.

At December 31, 2015 and 2014, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $141.6 million and $142.6 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,124,445	$185,232	$105,009	$5,204,668	$—
Other government securities	1,072,160	1,846	28,203	1,045,803	—
Public utilities	4,230,606	278,969	39,428	4,470,147	—
Corporate securities	32,380,218	1,143,277	752,220	32,771,275	—
Residential mortgage-backed	1,829,293	69,547	14,658	1,884,182	(32,784)
Commercial mortgage-backed	3,424,314	102,043	26,110	3,500,247	(313)
Other asset-backed securities	943,805	18,150	35,237	926,718	(19,938)
Total fixed maturities	$49,004,841	$1,799,064	$1,000,865	$49,803,040	$(53,035)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$4,839,189	$318,904	$23,373	$5,134,720	$—
Other government securities	1,061,471	5,088	9,445	1,057,114	—
Public utilities	4,197,016	445,398	5,803	4,636,611	—
Corporate securities	31,436,874	1,923,803	191,462	33,169,215	—
Residential mortgage-backed	2,365,030	90,801	23,545	2,432,286	(46,350)
Commercial mortgage-backed	3,397,229	226,476	16,766	3,606,939	137
Other asset-backed securities	948,686	28,005	34,999	941,692	(21,846)
Total fixed maturities	$48,245,495	$3,038,475	$305,393	$50,978,577	$(68,059)

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2015, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$848,278	$15,156	$485	$862,949
Due after 1 year through 5 years	11,597,254	704,099	74,455	12,226,898
Due after 5 years through 10 years	20,249,976	457,270	486,601	20,220,645
Due after 10 years through 20 years	3,093,609	150,413	72,784	3,171,238
Due after 20 years	7,018,312	282,386	290,535	7,010,163
Residential mortgage-backed	1,829,293	69,547	14,658	1,884,182
Commercial mortgage-backed	3,424,314	102,043	26,110	3,500,247
Other asset-backed securities	943,805	18,150	35,237	926,718
Total	$49,004,841	$1,799,064	$1,000,865	$49,803,040

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $139.1 million and $116.0 million at December 31, 2015 and 2014, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2015 and 2014, fixed maturities include $128.5 million and $129.7 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$299,619	$12,930	$2,992	$309,557
Alt-A	264,907	16,609	2,613	278,903
Subprime	278,835	7,616	5,200	281,251
Total non-agency RMBS	$843,361	$37,155	$10,805	$869,711

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
Prime	$404,048	$17,209	$3,973	$417,284
Alt-A	361,607	19,156	2,854	377,909
Subprime	371,339	7,715	13,931	365,123
Total non-agency RMBS	$1,136,994	$ 44,080	$ 20,758	$1,160,316

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2015			December 31, 2014

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$100,212	$2,697,165	16	$518	$36,181	4
Other government securities	27,546	721,757	23	100	31,717	2
Public utilities	35,389	768,512	89	496	47,956	12
Corporate securities	553,545	10,963,146	903	95,577	2,722,165	267
Residential mortgage-backed	2,227	196,575	40	1,190	109,022	20
Commercial mortgage-backed	14,266	777,720	47	728	171,336	10
Other asset-backed securities	3,069	372,084	62	13,647	201,095	31
Total temporarily impaired
securities	$736,254	$16,496,959	1,180	$112,256	$3,319,472	346

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$4,797	$213,830	5	$22,854	$1,387,984	14
Other government securities	657	26,048	2	9,345	577,550	22
Public utilities	4,039	17,483	4	5,307	195,916	29
Corporate securities	198,675	968,640	123	95,886	2,658,508	255
Residential mortgage-backed	12,431	226,208	67	22,355	385,243	91
Commercial mortgage-backed	11,844	291,896	23	16,038	319,483	36
Other asset-backed securities	32,168	164,905	25	21,352	165,403	26
Total temporarily impaired
securities	$264,611	$1,909,010	249	$193,137	$5,690,087	473

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$105,009	$2,910,995	21	$23,372	$1,424,165	18
Other government securities	28,203	747,805	25	9,445	609,267	24
Public utilities	39,428	785,995	93	5,803	243,872	41
Corporate securities	752,220	11,931,786	1,026	191,463	5,380,673	522
Residential mortgage-backed	14,658	422,783	107	23,545	494,265	111
Commercial mortgage-backed	26,110	1,069,616	70	16,766	490,819	46
Other asset-backed securities	35,237	536,989	87	34,999	366,498	57
Total temporarily impaired
securities	$1,000,865	$18,405,969	1,429	$305,393	$9,009,559	819

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2015 and 2014, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

2015 and 2014, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 68%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2015	2014	2013
Available-for-sale securities
Realized gains on sale	$211,198	$166,300	$135,023
Realized losses on sale	(128,955)	(57,383)	(34,448)
Impairments:
Total other-than-temporary impairments	(77,662)	(56,161)	(49,930)
Portion of other-than-temporary impairments
included in other comprehensive income	15,024	29,549	29,146
Net other-than-temporary impairments	(62,638)	(26,612)	(20,784)
Other	14,586	1,692	1,354
Net realized gains on non-derivative investments	34,191	83,997	81,145
Net losses on derivative instruments	(1,621,706)	(3,488,519)	(2,071,598)
Total net realized losses on investments	$(1,587,515)	$(3,404,522)	$(1,990,453)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2015, 2014, and 2013 was $1,022.1 million, $790.3 million, and $640.4 million, respectively, which was approximately 89%, 93%, and 95% of book value, respectively.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2015	2014
Cumulative credit loss beginning balance	$276,872	$318,204
Additions:
New credit losses	50,434	8,802
Incremental credit losses	12,204	14,522
Reductions:
Securities sold, paid down or disposed of	(24,304)	(56,384)
Securities where there is intent to sell	(20,940)	(8,272)
Cumulative credit loss ending balance	$294,266	$276,872

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.4 billion and $6.0 billion at December 31, 2015 and 2014, respectively, are reported net of an allowance for loan losses of $4.6 million and $5.8 million at each date, respectively. At December 31, 2015, commercial mortgage loans were collateralized by properties located in 40 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2015, 2014, and 2013, recognized impairment charges against the allowance for loan losses of nil, $9.0 million, and $1.0 million, respectively. In addition, Jackson recorded impairments as a realized loss of nil, $2.7 million, and $3.2 million during 2015, 2014, and 2013, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2015 and 2014 (in thousands):

Allowance for loan losses:	2015	2014
Balance at beginning of year	$5,754	$11,532
Charge-offs	—	(9,043)
Recoveries	—	524
Net charge-offs	—	(8,519)
Addition (reduction) to allowance	(1,198)	2,741
Balance at end of year	$4,556	$5,754

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2015		December 31, 2014
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$—	$20,701
Collectively evaluated for impairment	4,556	6,436,636	5,754	5,977,552
Total	$4,556	$6,436,636	$5,754	$5,998,253

As of December 31, 2015 and 2014, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2015:
Impaired Loans without a Valuation Allowance

Apartment	$—	$—	$—	$542	$50
Hotel	—	—	—	3,304	244
Total	—	—	—	3,846	294
Total Impaired Loans
Apartment	—	—	—	542	50
Hotel	—	—	—	3,304	244
Total	$—	$—	$—	$3,846	$294

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2014:
Impaired Loans with a Valuation Allowance
Office	$—	$—	$—	$663	$34
Impaired Loans without a Valuation Allowance

Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	13,850	3,507
Warehouse	—	—	—	2,678	344
Total	20,701	20,701	—	59,129	6,652
Total Impaired Loans
Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	14,513	3,541
Warehouse	—	—	—	2,678	344
Total	$20,701	$20,701	$—	$59,792	$6,686

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2015
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,129,103	$—	$—	$—	$2,129,103
Hotel	647,832	—	—	—	647,832
Office	731,735	—	—	—	731,735
Retail	1,154,303	—	—	—	1,154,303
Warehouse	1,773,663	—	—	—	1,773,663
Total	$6,436,636	$—	$—	$—	$6,436,636

	December 31, 2014
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,917,788	$—	$—	$—	$1,917,788
Hotel	529,418	19,880	—	—	549,298
Office	707,001	—	—	—	707,001
Retail	1,149,619	—	—	—	1,149,619
Warehouse	1,674,547	—	—	—	1,674,547
Total	$5,978,373	$19,880	$—	$—	$5,998,253

During 2015 and 2014, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $10.1 million and $14.6 million at December 31, 2015 and 2014, respectively.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2015 and 2014, investments in limited partnerships had carrying values of $1,194.2 million and $1,176.6 million, respectively. At December 31, 2015 and 2014, real estate totaling $224.1 million and $205.1 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2015 and 2014.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2015 and 2014, the estimated fair value of loaned securities was $268.7 million and $189.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2015 and 2014, cash collateral received in the amount of $279.0 million and $196.6 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2015 and 2014, short-term borrowings under such agreements averaged $53.3 million and $97.6 million, respectively, with weighted average interest rates of 0.19% and 0.12% during 2015 and 2014, respectively. At December 31, 2015 and 2014, the outstanding repurchase agreement balance was nil and $289.6 million, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. Interest expense totaled $0.1 million, $0.1 million, and $0.2 million in 2015, 2014, and 2013, respectively. The highest level of short-term borrowings at any month end was $215.3 million in 2015 and $289.6 million in 2014.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Fixed maturities	$2,172,061	$2,271,890	$2,240,592
Commercial mortgage loans	287,420	296,056	307,361
Limited partnerships	129,470	153,378	267,892
Derivative instruments	282,337	252,121	206,461
Policy loans	398,855	395,857	391,089
Other investment income	41,785	4,926	56,838
Total investment income	3,311,928	3,374,228	3,470,233
Less: income on funds held under reinsurance treaties	(308,298)	(305,760)	(263,196)
Less: investment expenses	(64,268)	(65,887)	(62,391)
Net investment income	$2,939,362	$3,002,581	$3,144,646

Investment income of $6.7 million, $3.6 million, and $64.9 million was recognized on trading securities held at December 31, 2015, 2014 and 2013, respectively. In addition, investment income (loss) of $0.3 million, $9.1 million, and $(25.1) million, respectively, was recognized on securities carried at fair value recorded through income.

During 2015, investment income was reduced by $308.3 million for expense incurred on the liability for funds held under reinsurance treaties, including $305.6 million on policy loans, $2.4 million of fixed maturity income, $0.1 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.2 million of income from other invested assets. During 2014, investment income was reduced by $305.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $296.1 million on policy loans, $2.5 million of fixed maturity income and a $7.2 million gain on fixed maturities with fair value recorded through the consolidated income statement. During 2013, investment income was reduced by $263.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $287.1 million on policy loans, $5.5 million of fixed maturity income and a $29.6 million loss on fixed maturities with fair value recorded through the consolidated income statement. The net investment income on derivative instruments included in the above table is further detailed in Note 4.

4.	Derivative Instruments
Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2015
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$868	$—	$—	$868
Equity index call options	15,000,000	10,389	—	—	10,389
Equity index futures	—	—	11,738,466	—	—
Equity index put options	74,500,000	377,175	—	—	377,175
Interest rate swaps	15,000,000	913,156	6,100,000	(366,194)	546,962
Put-swaptions	4,750,000	31,732	1,250,000	(1,245)	30,487
Total	$109,260,530	$1,333,320	$19,088,466	$(367,439)	$965,881

	December 31, 2014
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$2,241	$—	$—	$2,241
Equity index call options	6,500,000	14,324	—	—	14,324
Equity index futures	—	—	6,567,680	—	—
Equity index put options	72,750,000	342,284	—	—	342,284
Interest rate swaps	15,000,000	974,643	8,150,000	(391,475)	583,168
Put-swaptions	5,750,000	94,592	250,000	(330)	94,262
Total	$100,010,530	$1,428,084	$14,967,680	$(391,805)	$1,036,279

(1)  The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2015
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(120,259)	$—	$(120,259)
Equity index futures	5,347	—	5,347
Equity index put options	(1,044,044)	—	(1,044,044)
Fixed index annuity embedded derivatives	13,555	—	13,555
Interest rate swaps	(36,205)	282,337	246,132
Put-swaptions	8,695	—	8,695
Variable annuity embedded derivatives	(448,795)	—	(448,795)
Total	$(1,621,706)	$282,337	$(1,339,369)

	Year Ended December 31, 2014
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$363	$(363)	$—
Equity index call options	(47,177)	—	(47,177)
Equity index futures	(751,595)	—	(751,595)
Equity index put options	(725,175)	—	(725,175)
Fixed index annuity embedded derivatives	(267,544)	—	(267,544)
Interest rate swaps	585,021	252,381	837,402
Put-swaptions	198,504	103	198,607
Variable annuity embedded derivatives	(2,480,916)	—	(2,480,916)
Total	$(3,488,519)	$252,121	$(3,236,398)

	Year Ended December 31, 2013
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$6,791	$(7,479)	$(688)
Equity index call options	187,474	—	187,474
Equity index futures	(1,746,460)	—	(1,746,460)
Equity index put options	(800,394)	—	(800,394)
Fixed index annuity embedded derivatives	(455,149)	—	(455,149)
Interest rate swaps	(895,185)	210,166	(685,019)
Put-swaptions	(248,510)	48	(248,462)
Total return swaps	—	3,726	3,726
Variable annuity embedded derivatives	1,879,835	—	1,879,835
Total	$(2,071,598)	$206,461	$(1,865,137)

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2015 and 2014, the fair value of Jackson’s net derivative assets by counterparty were $975.2 million and $1,050.8 million, respectively, and held collateral was $1,069.0 million and $1,065.1 million, respectively, related to these agreements. At December 31, 2015 and 2014, the fair value of Jackson’s net derivative liabilities by counterparty was $9.3 million and $14.5 million, respectively, and provided collateral was nil and $18.5 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2015 or 2014, in aggregate, Jackson would have had to disburse $103.1 million and $10.3 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2015
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,333,320	$—	$1,333,320	$358,114	$159,700	$790,271	$25,235

Financial Liabilities:
Derivative liabilities	$367,439	$—	$367,439	$358,114	$—	$—	$9,325
Securities loaned	279,002	—	279,002	—	279,002	—	—
Total financial liabilities	$646,441	$—	$646,441	$358,114	$279,002	$—	$9,325

	December 31, 2014
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,428,084	$—	$1,428,084	$377,316	$108,563	$894,033	$48,172

Financial Liabilities:
Derivative liabilities	$391,805	$—	$391,805	$377,316	$—	$8,848	$5,641
Securities loaned	196,633	—	196,633	—	196,633	—	—
Repurchase agreements	289,625	—	289,625	—	—	289,625	—
Total financial liabilities	$878,063	$—	$878,063	$377,316	$196,633	$298,473	$5,641

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,352.1 million and $3,090.3 million for 2015 and 2014, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities (1)	$49,803,040	$49,803,040	$50,978,577	$50,978,577
Trading securities	285,154	285,154	530,418	530,418
Commercial mortgage loans	6,436,636	6,588,152	5,998,253	6,289,683
Policy loans (1)	4,495,955	4,495,955	4,477,083	4,477,083
Derivative instruments	1,333,320	1,333,320	1,428,084	1,428,084
Limited partnerships	1,194,226	1,194,226	1,176,633	1,176,633
Cash and cash equivalents	2,059,935	2,059,935	1,399,091	1,399,091
GMIB reinsurance recoverable	329,753	329,753	338,694	338,694
Separate account assets	134,157,891	134,157,891	127,459,274	127,459,274

Liabilities
Other contract holder funds and reserves for future policy benefits and claims payable
Annuity reserves (2)	$40,714,279	$44,221,525	$39,788,696	$43,818,946
Reserves for guaranteed investment contracts	1,816,501	1,822,597	1,878,038	1,890,937
Trust instruments supported by funding agreements	2,542,491	2,556,792	1,315,639	1,335,450
Federal Home Loan Bank funding agreements	1,873,747	1,860,010	1,873,843	1,839,594
Funds held under reinsurance treaties	3,459,645	3,459,645	3,431,854	3,431,854
Debt	346,957	427,500	328,737	394,309
Securities lending payable	279,002	279,002	196,633	196,633
Derivative instruments	367,439	367,439	391,805	391,805
Repurchase agreements	—	—	289,625	289,625
Federal Home Loan Bank advances	—	—	200,015	200,015
Separate account liabilities	134,157,891	134,157,891	127,459,274	127,459,274

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.
The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.
Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2015 and 2014, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2015 or 2014.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  Values for mortgage loans issued by consolidated VIEs are based on the VIEs’ values, which may include unobservable inputs and are classified as Level 3 and are also included in debt.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,204,668	$5,204,668	$—	$—
Other government securities	1,045,803	—	1,045,803	—
Public Utilities	4,470,147	—	4,470,147	—
Corporate securities	32,771,275	—	32,771,275	—
Residential mortgage-backed	1,884,182	—	1,884,175	7
Commercial mortgage-backed	3,500,247	—	3,500,061	186
Other asset-backed securities	926,718	—	920,268	6,450
Trading securities	285,154	128,920	122,786	33,448
Policy loans	3,216,123	—	—	3,216,123
Derivative instruments	1,333,320	—	1,235,968	97,352
Limited partnerships	1,194,226	—	—	1,194,226
GMIB reinsurance recoverable	329,753	—	—	329,753
Separate account assets	134,157,891	—	134,157,891	—
Total	$190,319,507	$5,333,588	$180,108,374	$4,877,545

Liabilities
Embedded derivative liabilities (1)	$3,352,075	$—	$1,167,979	$2,184,096
Funds held under reinsurance treaties	3,459,645	—	—	3,459,645
Derivative instruments	367,439	—	367,439	—
Total	$7,179,159	$—	$1,535,418	$5,643,741

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,134,720	$5,134,720	$—	$—
Other government securities	1,057,114	—	1,057,114	—
Public utilities	4,636,611	—	4,636,611	—
Corporate securities	33,169,215	—	33,168,934	281
Residential mortgage-backed	2,432,286	—	2,432,275	11
Commercial mortgage-backed	3,606,939	—	3,597,553	9,386
Other asset-backed securities	941,692	—	930,202	11,490
Trading securities	530,418	147,057	346,635	36,726
Policy loans	3,156,550	—	—	3,156,550
Derivative instruments	1,428,084	—	1,428,084	—
Limited partnerships	1,176,633	—	—	1,176,633
GMIB reinsurance recoverable	338,694	—	—	338,694
Separate account assets	127,459,274	—	127,459,274	—
Total	$185,068,230	$5,281,777	$175,056,682	$4,729,771

Liabilities
Embedded derivative liabilities (1)	$3,090,287	$—	$1,346,047	$1,744,240
Funds held under reinsurance treaties	3,431,854	—	—	3,431,854
Derivative instruments	391,805	—	391,805	—
Total	$6,913,946	$—	$1,737,852	$5,176,094

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2015
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$7	$7	$—
Commercial mortgage-backed	186	186	—
Other asset-backed securities	6,450	6,450	—
Trading securities	33,448	111	33,337
Policy loans	3,216,123	3,216,123	—
Derivative instruments	97,352	—	97,352
Limited partnerships	1,194,226	—	1,194,226
GMIB reinsurance recoverable	329,753	329,753	—
Total	$4,877,545	$3,552,630	$1,324,915

Liabilities
Embedded derivative liabilities (1)	$2,184,096	$2,184,096	$—
Funds held under reinsurance treaties	3,459,645	3,459,645	—
Total	$5,643,741	$5,643,741	$—

	December 31, 2014
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$281	$281	$—
Residential mortgage-backed	11	11	—
Commercial mortgage-backed	9,386	9,386	—
Other asset-backed securities	11,490	11,490	—
Trading securities	36,726	249	36,477
Policy loans	3,156,550	3,156,550	—
Limited partnerships	1,176,633	—	1,176,633
GMIB reinsurance recoverable	338,694	338,694	—
Total	$4,729,771	$3,516,661	$1,213,110

Liabilities
Embedded derivative liabilities (1)	$1,744,240	$1,744,240	$—
Funds held under reinsurance treaties	3,431,854	3,431,854	—
Total	$5,176,094	$5,176,094	$—

(1) Includes the embedded derivatives related to GMWB reserves.
External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available. Limited partnership interests are valued using externally prepared financial statements provided by partnership management.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Other asset-backed securities	$6,450	Discounted cash flow	Discount rate	277-395 (358)	Decrease
Policy loans	3,216,123	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	329,753	Discounted cash flow	See below	See below	See below
Total	$3,552,326

Liabilities
Embedded derivative liabilities	$2,184,096	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,459,645	Carrying value of asset	N/A	N/A	N/A
Total	$5,643,741

	December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Commercial mortgage-backed	$9,386	Discounted cash flow	Discount rate	0-275 (138)	Decrease
Other asset-backed securities	11,490	Discounted cash flow	Discount rate	262-486 (414)	Decrease
Policy loans	3,156,550	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	338,694	Discounted cash flow	See below	See below	See below
Total	$3,516,120

Liabilities
Embedded derivative liabilities	$1,744,240	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,431,854	Carrying value of asset	N/A	N/A	N/A
Total	$5,176,094

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Commercial mortgage-backed securities and other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model. Unobservable inputs include an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

As of December 31, 2015, residential mortgage-backed securities of $7 thousand, commercial mortgage-backed securities of $186 thousand, and trading securities of $111 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. As of December 31, 2014, corporate securities of $281 thousand, residential mortgage-backed securities of $11 thousand, and trading securities of $249 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The tables below provide rollforwards for 2015 and 2014 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2015	Income	Income	Settlements	Level 3	2015
Assets
Fixed maturities
Corporate securities	$281	$(368)	$87	$—	$—	$—
Residential mortgage-backed	11	17	—	(21)	—	7
Commercial mortgage-backed	9,386	(898)	547	(8,849)	—	186
Other asset-backed securities	11,490	9	80	(103)	(5,026)	6,450
Trading securities	36,726	3,688	—	(6,966)	—	33,448
Policy loans	3,156,550	3,797	—	55,776	—	3,216,123
Limited partnerships	1,176,633	(44,473)	—	62,066	—	1,194,226
Derivative instruments	—	(120,258)	—	110,295	107,315	97,352
GMIB reinsurance recoverable	338,694	(8,941)	—	—	—	329,753

Liabilities
Embedded derivative liabilities	$(1,744,240)	$(439,856)	$—	$—	$—	$(2,184,096)
Funds held under reinsurance treaties	(3,431,854)	(3,789)	(128)	(23,874)	—	(3,459,645)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2014	Income	Income	Settlements	Level 3	2014
Assets
Fixed maturities
Corporate securities	$19,013	$822	$1,642	$(21,196)	$—	$281
Residential mortgage-backed	14	17	—	(20)	—	11
Commercial mortgage-backed	458	(2,175)	1,882	(526)	9,747	9,386
Other asset-backed securities	9,549	272	100	4,055	(2,486)	11,490
Trading securities	70,476	(4,151)	—	(29,599)	—	36,726
Policy loans	3,131,161	2,251	—	23,138	—	3,156,550
Limited partnerships	1,310,369	(125,719)	—	(8,017)	—	1,176,633
GMIB reinsurance recoverable	136,147	202,547	—	—	—	338,694

Liabilities
Embedded derivative liabilities	$939,224	$(2,683,464)	$—	$—	$—	$(1,744,240)
Funds held under reinsurance treaties	(3,396,987)	(15,879)	—	(18,988)	—	(3,431,854)

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2015 and 2014 shown above are as follows (in thousands):

	December 31, 2015
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(21)	$—	$—	$(21)
Commercial mortgage-backed	—	(8,849)	—	—	(8,849)
Other asset-backed securities	—	(103)	—	—	(103)
Trading securities	640	(7,606)	—	—	(6,966)
Policy loans	—	—	312,479	(259,703)	52,776
Limited partnerships	194,595	(132,529)	—	—	62,066
Derivative instruments	110,849	(554)	—	—	110,295
Total	$306,084	$(149,662)	$312,479	$(259,703)	$209,198

Liabilities
Funds held under reinsurance treaties	$—	$—	$(355,482)	$331,608	$(23,874)

	December 31, 2014
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$42	$(21,238)	$—	$—	$(21,196)
Residential mortgage-backed	—	(20)	—	—	(20)
Commercial mortgage-backed	—	(526)	—	—	(526)
Other asset-backed securities	5,000	(945)	—	—	4,055
Trading securities	1,009	(30,608)	—	—	(29,599)
Policy loans	—	—	312,213	(289,075)	23,138
Limited partnerships	166,539	(174,556)	—	—	(8,017)
Total	$172,590	$(227,893)	$312,213	$(289,075)	$(32,165)

Liabilities
Funds held under reinsurance treaties	$—	$—	$(478,489)	$459,501	$(18,988)

As a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs, securities with a fair value of $5.0 million and $2.5 million were transferred from Level 3 to Level 2 during 2015 and 2014, respectively. During 2015 and 2014, the Company transferred securities with a fair value of nil and $9.7 million, respectively, from Level 2 to Level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent pricing service. During 2015, an unobservable input became a significant contribution to the fair value estimates for certain derivative instruments, of which $107.3 million were transferred from Level 2 to Level 3. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2015 or 2014.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2015 and 2014 was as follows (in thousands):

	2015	2014
Assets
Fixed maturities
Corporate securities	$(281)	$—
Residential mortgage-backed	17	17
Commercial mortgage-backed	—	(292)
Other asset-backed securities	89	100
Trading securities	3,598	(4,136)
Limited partnerships	(43,935)	(125,309)
Derivative instruments	(103,484)	—
GMIB reinsurance recoverable	(8,941)	202,547

Liabilities
Embedded derivative liabilities	$(439,856)	$(2,683,464)
Funds held under reinsurance treaties	(128)	(13,959)

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$6,436,636	$6,588,152	$5,998,253	$6,289,683
Policy loans	Level 3	1,279,832	1,279,832	1,320,533	1,320,533

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$37,362,204	$40,869,450	$36,698,409	$40,728,659
Reserves for guaranteed investment contracts	Level 3	1,816,501	1,822,597	1,878,038	1,890,937
Trust instruments supported by funding agreements	Level 3	2,542,491	2,556,792	1,315,639	1,335,450
Federal Home Loan Bank funding agreements	Level 3	1,873,747	1,860,010	1,873,843	1,839,594
Debt - mortgage loans (2)	Level 3	—	—	29,309	29,309
Debt - all other	Level 2	346,957	427,500	299,428	365,000
Securities lending payable	Level 2	279,002	279,002	196,633	196,633
Repurchase agreements	Level 2	—	—	289,625	289,625
Federal Home Loan Bank advances	Level 2	—	—	200,015	200,015
Separate account liabilities (3)	Level 2	134,157,891	134,157,891	127,459,274	127,459,274

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) Represents mortgage loans associated with certain consolidated VIEs.
(3) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
As described in Note 2, in connection with the acquisition of REALIC, the Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$7,455,336	$6,212,220	$4,822,587
Deferrals of acquisition costs	1,102,213	1,093,265	1,077,016
Amortization related to:
Operations	(711,391)	(708,735)	(544,047)
Derivatives	171,657	1,012,613	217,606
Net realized gains	(7,972)	(19,141)	(14,905)
Total amortization	(547,706)	284,737	(341,346)
Unrealized investment losses (gains)	428,961	(134,886)	653,963
Balance, end of year	$8,438,804	$7,455,336	$6,212,220

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$768,272	$784,285	$560,141
Deferrals of sales inducements	24,584	30,238	55,735
Amortization related to:
Operations	(108,127)	(122,943)	(135,270)
Derivatives	(3,727)	105,082	194,553
Net realized gains	(1,300)	(3,312)	(2,555)
Total amortization	(113,154)	(21,173)	56,728
Unrealized investment losses (gains)	74,988	(25,078)	111,681
Balance, end of year	$754,690	$768,272	$784,285

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance, or modified coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses.

As a pre-closing condition to the acquisition, and after receipt of all required regulatory approvals, REALIC entered into three retro treaties with SRZ. Pursuant to these retro treaties, REALIC ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC. These blocks of business include the disability income and accident and health business written or assumed by REALIC, a mix of life and annuity insurance business written or assumed by REALIC, and the corporate owned life insurance business assumed by REALIC. The effective date of the three retrocession agreements was July 1, 2012.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. At December 31, 2015 and 2014, this funds held liability was $3.5 billion and $3.4 billion, respectively.

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct premium:
Life	$600,689	$642,010	$668,878
Accident and health	60,002	65,024	70,214
Plus reinsurance assumed:
Life	59,069	67,558	66,242
Accident and health	10,514	11,893	13,602
Less reinsurance ceded:
Life	(376,283)	(427,173)	(429,499)
Annuity guaranteed benefits	(17,066)	(18,054)	(18,850)
Accident and health	(70,516)	(76,917)	(83,816)
Total premium	$266,409	$264,341	$286,771

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct benefits:
Life	$1,351,975	$1,407,976	$1,331,828
Accident and health	134,447	108,323	142,827
Annuity guaranteed benefits	93,473	60,121	69,403
Plus reinsurance assumed:
Life	248,217	244,807	384,181
Accident and health	31,444	32,694	32,723
Less reinsurance ceded:
Life	(574,634)	(599,852)	(577,884)
Accident and health	(165,891)	(141,017)	(175,550)
Deferral of contract enhancements	(11,970)	(16,258)	(41,396)
Change in reserves, net of reinsurance	(109,315)	86,886	(139,740)
Total benefits	$997,746	$1,183,680	$1,026,392

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2015	2014
Reserves:
Life	$6,988,682	$7,134,878
Accident and health	610,835	623,795
Guaranteed minimum income benefits	329,753	338,694
Other annuity benefits	227,492	240,385
Claims liability	989,695	977,022
Other	7,805	8,385
Total	$9,154,262	$9,323,159

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $36.2 million and $39.3 million at December 31, 2015 and 2014, respectively. The largest amount ceded to any reinsurer at December 31, 2015 totaled $6.3 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2015	2014
Direct life insurance in-force	$231,934	$249,709
Amounts assumed from other companies	22,301	23,592
Amounts ceded to other companies	(140,428)	(150,422)
Net life insurance in-force	$113,807	$122,879

Prior to the Company’s acquisition of REALIC, reserve requirements for certain term policies with a ceding insurer were in dispute between the ceding insurer and Swiss Re.  Under the terms of the purchase agreement, Jackson was obligated to continue the negotiations.  In October 2013, all parties agreed on a resolution, which resulted in the ceding insurer recapturing a portion of the business that was ceded to the Company, resulting in additional income of $10.9 million.  There were no similar transactions in 2014 or 2015.

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	2015	2014
Traditional life	$6,262,942	$6,610,023
Guaranteed benefits	4,072,203	3,526,259
Claims payable	901,226	867,401
Accident and health	1,412,689	1,436,681
Other	1,087,149	1,134,105
Total	$13,736,209	$13,574,469

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2015	2014
Interest-sensitive life	$13,168,029	$13,369,749
Variable annuity fixed option	8,103,623	6,808,521
Fixed annuity	19,384,788	19,843,325
Fixed index annuity	12,290,965	12,596,205
GICs, funding agreements and FHLB advances	6,232,739	5,067,519
Total	$59,180,144	$57,685,319

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. At December 31, 2015, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.66% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.40% average guaranteed rate.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At both December 31, 2015 and 2014, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2015

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,496.7	$1,848.8	$3,850.2	$8,195.7
>1.0% - 2.0%	1,394.6	7,076.3	2,813.8	11,284.7
>2.0% - 3.0%	9,018.6	3,365.9	1,439.6	13,824.1
>3.0% - 4.0%	1,861.9	—	—	1,861.9
>4.0% - 5.0%	2,416.0	—	—	2,416.0
>5.0% - 5.5%	312.4	—	—	312.4
Total	$17,500.2	$12,291.0	$8,103.6	$37,894.8

	December 31, 2014

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,071.1	$1,477.2	$2,571.4	$6,119.7
>1.0% - 2.0%	1,903.4	7,463.8	2,906.6	12,273.8
>2.0% - 3.0%	9,294.1	3,655.2	1,330.5	14,279.8
>3.0% - 4.0%	1,932.2	—	—	1,932.2
>4.0% - 5.0%	2,442.8	—	—	2,442.8
>5.0% - 5.5%	321.9	—	—	321.9
Total	$17,965.5	$12,596.2	$6,808.5	$37,370.2

At both December 31, 2015 and 2014, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

Minimum Guaranteed Interest Rate	Account Value - Interest Sensitive Life
	December 31,
	2015	2014
>2.0% - 3.0%	$300.6	$303.6
>3.0% - 4.0%	3,422.5	3,532.7
>4.0% - 5.0%	2,981.6	3,074.1
>5.0% - 6.0%	2,320.3	2,360.2
Subtotal	9,025.0	9,270.6
Retro treaties	4,143.0	4,099.1
Total	$13,168.0	$13,369.7

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2015 and 2014 totaled $11.4 million and $12.8 million, respectively.

The Company has established a $12.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2015 and 2014 totaled $2.5 billion and $1.3 billion, respectively.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At December 31, 2015 and 2014, the Company held $99.3 million and $108.1 million, respectively, of FHLBI capital stock, supporting $2.0 billion and $2.1 billion in funding agreements, short-term and long-term borrowing capacity in 2015 and 2014, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).
The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$104,252.0	$3,853.1	65.3 years
GMWB - Premium only	0%	2,824.5	82.0
GMWB	0-5%*	338.0	33.4
GMAB - Premium only	0%	65.8	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,328.9	864.9	65.4 years
GMWB - Highest anniversary only		2,984.1	298.2
GMWB		1,028.7	148.9
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	5,996.8	943.4	68.3 years
GMIB	0-6%	2,096.1	763.2		0.5 years
GMWB	0-8%*	94,217.0	11,434.1

					Average
					Period
				Weighted	until
December 31, 2014	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$100,332.3	$2,282.0	65.0 years
GMWB - Premium only	0%	3,354.6	50.0
GMWB	0-5%*	411.7	26.1
GMAB - Premium only	0%	82.2	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,261.6	301.4	65.0 years
GMWB - Highest anniversary only		3,322.4	133.2
GMWB		1,293.7	90.9
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	6,202.9	471.4	67.5 years
GMIB	0-6%	2,486.9	561.6		1.4 years
GMWB	0-8%*	89,383.7	3,169.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2015	2014
Equity	$81,783.2	$78,075.2
Bond	17,001.3	17,369.3
Balanced	19,965.2	20,117.6
Money market	1,227.2	1,052.1
Total	$119,976.9	$116,614.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2015	2014
Balance at January 1	$786.7	$579.1
Incurred guaranteed benefits	157.2	266.9
Paid guaranteed benefits	(88.8)	(59.3)
Balance at December 31	$855.1	$786.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2015 and 2014 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 39% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.6% during the surrender charge period and 8.5% thereafter (2014: 8.9%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $2,184.7 million and $1,744.4 million at December 31, 2015 and 2014, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2015 and 2014, these GMWB reserves totaled $56.7 million and $53.0 million, respectively, and were reported in reserves for future policy benefits and claims payable.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value of $0.7 million and $0.2 million at December 31, 2015 and 2014, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2015 and 2014, GMIB reserves before reinsurance totaled $20.5 million and $29.4 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2015			December 31, 2014
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$848.2	$26,252.1	60.1 years	$809.8	$28,103.8	59.5 years
ISWL account balance
adjustment	104.5	n/a	n/a	100.4	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2015 and 2014:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liabilities established for both of these were immaterial to the consolidated financial statements at December 31, 2015 and 2014.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2015	2014
Surplus notes	$249,457	$249,428
Mortgage loans	—	29,309
FHLBI bank loans	97,500	50,000
Total	$346,957	$328,737
At December 31, 2015, the above borrowings were all due after five years.

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity.

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2015, 2014, and 2013.

Mortgage loans
During 2015, mortgage loans held by certain consolidated real estate VIEs were paid off. Interest expense related to these loans totaled $0.4 million, $1.3 million, and $1.3 million in 2015, 2014, and 2013, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 0.36% in 2015 and 0.14% in 2014.  The outstanding balance on these loans was $97.5 million and $50.0 million at December 31, 2015 and 2014, respectively.  During 2015 and 2014, interest expense for these loans totaled $139 thousand and $71 thousand, respectively. At December 31, 2015, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $131.6 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. At December 31, 2015, there were no advances outstanding. At December 31, 2014, advances of $200.0 million were outstanding and were recorded in other liabilities. The Company paid interest of $53 thousand, $23 thousand, and $0.1 million on such advances in 2015, 2014 and 2013, respectively.

12.	Income Taxes

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current tax expense (benefit)	$312,638	$405,567	$(110,081)
Deferred tax expense (benefit)	33,701	(415,974)	277,078
Federal income tax expense (benefit)	$346,339	$(10,407)	$166,997

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Income taxes at statutory rate	$616,111	$117,283	$324,491
Dividends received deduction	(250,358)	(125,394)	(136,844)
Other	(19,414)	(2,296)	(20,650)
Federal income tax expense (benefit)	$346,339	$(10,407)	$166,997

Effective tax rate	19.7%	-3.1%	18.0%

Federal income taxes paid (refunded) were $766.0 million, $256.8 million, and $(241.9) million in 2015, 2014, and 2013, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$4,158,714	$3,616,046
Deferred compensation	141,344	73,761
Net operating loss carryforward	78,486	86,270
Other, net	67,696	63,740
Total gross deferred tax asset	4,446,240	3,839,817

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,925,303)	(2,760,234)
Other investment items	(796,406)	(389,949)
Net unrealized gains on available for sale securities	(156,229)	(657,980)
Other, net	(87,219)	(17,698)
Total gross deferred tax liability	(3,965,157)	(3,825,861)

Net deferred tax asset	$481,083	$13,956

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2015, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2015 and 2014, the Company did not have a valuation allowance.

At December 31, 2015, the Company had a federal tax ordinary loss carryforward of $224.2 million which begins to expire in 2026, that was attributable to the Company’s acquisition of REALIC. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt in 2007 and 2008. Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity. Brooke Life did not agree with the assessment, believed its current position was sustainable and filed a protest with the Appellate Division of the IRS. In March 2014, the IRS fully conceded the debt/equity issue for years under examination in favor of the Company.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2015, 2014, or 2013.

Based on information available as of December 31, 2015, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2015 and 2014, Jackson recorded accruals totaling $9.5 million and $8.5 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $5.1 million and $5.4 million at the end of 2015 and 2014, respectively. Related premium tax offsets were $2.8 million and $3.0 million at December 31, 2015 and 2014, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

In 2014, Jackson commenced a review of its wholly owned subsidiaries (Curian Capital, LLC and Curian Clearing, LLC). During its review, Jackson discovered that Curian Capital’s receipt of certain fees may have been inconsistent with applicable regulations. Jackson promptly reported these issues to regulatory authorities and retained independent outside legal counsel to conduct a thorough investigation. As of December 31, 2015, Curian Capital has recorded cumulative expenses of $76.5 million related to actual expenses incurred/customer payments and has a liability of $8.6 million for currently estimable outstanding exposures related to these issues.  The reserve represents Jackson’s best estimate of the outstanding exposure as of December 31, 2015.  Continuing work and regulatory discussions may result in future expenses, which are not estimable at this time.  Based on current information, however, management believes that any additional exposure is unlikely to be material to Jackson.

At December 31, 2015, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $440.0 million. At December 31, 2015, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $94.5 million.

Jackson had previously received regulatory inquiries on an industry-wide matter regarding claims settlement practices and compliance with unclaimed property laws. During 2015, Jackson has reached agreements to settle issues related to these inquiries. At December 31, 2015 and 2014, the estimated accrual for claims, penalties and interest on the unclaimed property matters is approximately $24.3 million and $20.0 million, respectively.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2015, Jackson recorded a liability of $7.2 million for future lease payments. Lease expense was $33.1 million, $29.8 million, and $30.7 million in 2015, 2014, and 2013, respectively. At December 31, 2015, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2016	$18,838
2017	16,754
2018	14,463
2019	11,970
2020	11,780
Thereafter	32,203
Total	$106,008

14.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) is a Prudential incentive plan in which all executive directors of Prudential and other senior executives can participate. Awards are granted in the form of a nil cost option with a vesting period of three years. The performance measure for the awards is that Prudential’s Total Shareholder Return (“TSR”) outperforms an index comprised of peer companies over a three-year period. Vesting of the awards between each performance period is on a straight line sliding scale basis ranging from 0% (less than the peer index TSR return) to 100% (more than 120% of the peer index TSR return). Participants are entitled to the value of reinvested dividends that would have accrued on the shares that vest.

The Business Unit Performance Plan (“BUPP”) is a Prudential incentive plan created to provide a common framework under which awards would be made to Chief Executive Officers of Prudential’s business units. Awards under this nil cost plan for Jackson are based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later are settled in ADRs after vesting. Participants are entitled to receive the value of reinvested dividends over the performance period for those shares/ADRs that vest. The compound annual growth parameters for the awards are based on factors relevant to the U.S. business and vesting between each performance point is on a straight line sliding scale basis ranging from 0% (less than 8% growth) to 100% (more than 12% growth).

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the statement of equity. At December 31, 2015 and 2014, the Company had $3.3 million and $14.1 million, respectively, reserved for future payments under these plans.

The Company also has a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards are based on the compound annual EEV imputed growth in shareholder value of the U.S. business, have vesting periods of four years and are at nil cost to the employee. Share awards vest between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders do not

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned IFRS pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2015 and 2014, the Company had $91.6 million and $54.2 million, respectively, accrued for future payments under these plans.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated statement of equity as shares held in trust. At December 31, 2015 and 2014, the Company had $31.9 million and $27.1 million of shares/ADRs held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans’ cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Group Performance Share Plan	$0.5	$3.9	$4.9
Business Unit Performance Plan	0.5	3.4	5.0
Retention Share Plan	3.3	2.9	3.2
Jackson performance plan	0.9	5.6	16.8
Prudential LTIP plan	44.9	30.6	10.0
Total compensation expense related to incentive plans	$50.1	$46.4	$39.9

Income tax benefit	$17.5	$16.2	$14.0

The total unrecognized compensation expense related to all share-based plans at December 31, 2015 was $67.0 million with a weighted average remaining period of 1.32 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the GPSP, BUPP, or performance plans.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2015, 2014 and 2013 were $50.48, $42.89, and $32.55, respectively.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

At December 31, 2015 and 2014, there were no outstanding non-vested Prudential shares granted.

Outstanding non-vested Prudential ADRs granted were as follows:

	GPSP		BUPP		Performance Award Plan		Prudential LTIP plan
	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2013	198,452	$12.47	198,452	$21.39	477,024	$20.21	1,376,223	$32.56

Granted	—	—	—	—	—	—	1,115,709	42.89
Exercised	98,824	12.84	98,824	21.89	217,638	15.97	—	—
Lapsed/Forfeited	—	—	—	—	16,844	23.75	117,301	35.57
At December 31, 2014	99,628	$12.11	99,628	$20.89	242,542	$23.76	2,374,631	$37.26

Granted	—	—	—	—	—	—	1,045,807	50.48
Exercised	99,628	12.11	99,628	20.89	120,449	23.27	—	—
Lapsed/Forfeited	—	—	—	—	19,488	24.24	194,600	38.68
At December 31, 2015	—	$—	—	$—	102,605	$24.24	3,225,838	$41.46

At December 31, 2015, there were 249,982 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2015, the adjusted earned surplus of the Company was $1,242.5 million.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2016, is estimated to be $606.6 million, subject to the availability of adjusted earned surplus as of the dividend date.

The Company received capital contributions from its parent of $14.1 million and $35.1 million in 2014 and 2013, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities. Dividends from the Company to its parent were $711.4 million, $697.0 million, and $507.0 million in 2015, 2014, and 2013, respectively. Jackson’s 2015 dividend includes $1.4 million related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.7 billion and $4.5 billion at December 31, 2015 and 2014, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $627.0 million, $878.3 million, and $741.3 million in 2015, 2014, and 2013, respectively.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2016. At December 31, 2015 and 2014, the effect of the permitted practice decreased statutory surplus by $355.5 million and $555.1 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. In relation to the acquisition of REALIC and pursuant to Michigan Insurance Law, the Company reported $327.5 million and $376.6 million of statutory basis VOBA at December 31, 2015 and 2014, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2015, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2015 and 2014, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $45.1 million, $45.0 million, and $45.7 million to PPM for investment advisory services during 2015, 2014, and 2013, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2015, 2014, and 2013 totaled $96.5 million, $106.4 million, and $102.1 million, respectively.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $13.1 million, $9.8 million, and $7.1 million of certain management and corporate services costs to these affiliates in 2015, 2014, and 2013, respectively.

Jackson provided a $40.0 million revolving credit facility to Nicole Finance, Inc. (“Nicole”), a former upstream holding company. Effective December 31, 2015, Nicole merged into its parent, Brooke (Holdco1) Inc., which assumed all of Nicole’s liabilities. The loan is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2015 and 2014. The highest outstanding loan balance during 2015 and 2014 was nil and $16.8 million, respectively. During 2015, 2014, and 2013, interest and commitment fees totaled $40.0 thousand, $0.1 million, and $0.2 million, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There was no outstanding balance at both December 31, 2015 and 2014. The highest outstanding loan balance during 2015 and 2014 was $6.0 million and nil, respectively. Interest and commitment fees totaled $0.1 million each year for 2015, 2014, and 2013.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2015 and 2014 was $0.1 million. The highest

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

outstanding loan balance during both 2015 and 2014 was $0.1 million. Interest and commitment fees totaled $0.1 million each year for 2015, 2014, and 2013.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $13.6 million, $18.6 million, and $20.2 million of revenue associated with these services during 2015, 2014, and 2013, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $26.4 million, $25.9 million, and $25.4 million in 2015, 2014, and 2013, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2015 and 2014, the liability for such plans totaled $539.7 million and $496.9 million, respectively, and is reported in other liabilities. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $11.8 million, $30.2 million, and $56.4 million in 2015, 2014, and 2013, respectively. Previously, Jackson invested in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. In December 2015, the Company liquidated its investment in these mutual funds and, instead, is hedging this liability within its overall hedging strategy. Investment (loss) income from the mutual funds previously invested in totaled $(1.1) million, $13.2 million, and $40.7 million in 2015, 2014, and 2013, respectively.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2015	2014	2013
Commission expenses	$1,979,537	$1,922,651	$1,752,884
General and administrative expenses	847,265	786,676	804,851
Deferral of policy acquisition costs	(1,102,212)	(1,093,265)	(1,077,016)
Total operating costs and other expenses	$1,724,590	$1,616,062	$1,480,719

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015 and 2014

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2015	2014	2013
Balance, beginning of year	$1,478,565	$526,947	$2,107,631
OCI before reclassifications	(854,309)	991,987	(1,502,596)
Amounts reclassified from AOCI	(91,310)	(42,737)	(81,170)
Less: Comprehensive loss attributable
to noncontrolling interest	15,512	2,368	3,082
Balance, end of year	$548,458	$1,478,565	$526,947

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2015	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(121,539)	$(59,422)	$(123,157)	Other net investment losses
Other-than-temporary impairments	(18,939)	(6,326)	(1,721)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(140,478)	(65,748)	(124,878)
Income tax benefit	49,168	23,011	43,708
Reclassifications, net of income taxes	$(91,310)	$(42,737)	$(81,170)

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

59